STATEMENT OF ADDITIONAL INFORMATION                                                                             May 1, 2002
                                                                                                           As revised on April 21, 2003
                                                        AMERICAN SKANDIA TRUST
                                            One Corporate Drive, Shelton, Connecticut 06484
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American  Skandia  Trust (the  "Trust")  is a managed,  open-end  investment  company  whose  separate  portfolios  ("Portfolios")  are diversified,  unless  otherwise  indicated.  The Trust seeks to meet the  differing  objectives  of its  Portfolios.  Currently,  these
Portfolios are the AST Strong  International Equity Portfolio  (formerly,  the AST AIM International  Equity Portfolio),  the AST Janus
Overseas Growth  Portfolio,  the AST American Century  International  Growth  Portfolio,  the AST DeAM  International  Equity Portfolio
(formerly,  the AST Founders  Passport  Portfolio),  the AST MFS Global  Equity  Portfolio,  the AST PBHG  Small-Cap  Growth  Portfolio
(formerly,  the AST Janus Small-Cap Growth  Portfolio),  the AST DeAM Small-Cap Growth Portfolio  (formerly,  the AST Scudder Small-Cap
Growth Portfolio),  the AST Federated Aggressive Growth Portfolio,  the AST Goldman Sachs Small-Cap Value Portfolio (formerly,  the AST
Lord Abbett Small Cap Value  Portfolio),  the AST Gabelli  Small-Cap  Value  Portfolio  (formerly,  the AST T. Rowe Price Small Company
Value Portfolio),  the DeAM Small-Cap Value Portfolio,  the AST Janus Mid-Cap Growth Portfolio, the AST Neuberger Berman Mid-Cap Growth
Portfolio,  the AST Neuberger Berman Mid-Cap Value  Portfolio,  the AST Alger All-Cap Growth  Portfolio,  the AST Gabelli All-Cap Value
Portfolio,  the AST T. Rowe Price Natural Resources  Portfolio,  the AST Alliance Growth Portfolio,  the AST MFS Growth Portfolio,  the
AST Marsico  Capital  Growth  Portfolio,  the AST JanCap  Growth  Portfolio,  the AST DeAM  Large-Cap  Growth  Portfolio,  the AST DeAM
Large-Cap Value Portfolio (formerly,  the AST Janus Strategic Value Portfolio),  the AST  Alliance/Bernstein  Growth + Value Portfolio,
the AST Sanford Bernstein Core Value Portfolio,  the AST Cohen & Steers Realty  Portfolio,  the AST Sanford Bernstein Managed Index 500
Portfolio,  the AST American Century Income & Growth Portfolio,  the AST Alliance Growth and Income Portfolio,  the AST MFS Growth with
Income Portfolio,  the AST INVESCO Equity Income Portfolio,  the AST DeAM Global Allocation Portfolio  (formerly,  the AST AIM Balanced
Portfolio),  the AST American Century Strategic Balanced Portfolio,  the AST T. Rowe Price Asset Allocation Portfolio,  the AST T. Rowe
Price Global Bond Portfolio,  the AST Federated High Yield Portfolio,  the AST Lord Abbett Bond-Debenture  Portfolio, the AST DeAM Bond
Portfolio,  the AST PIMCO  Total  Return Bond  Portfolio,  the AST PIMCO  Limited  Maturity  Bond  Portfolio  and the AST Money  Market
Portfolio.

American  Skandia  Investment  Services,  Incorporated  ("ASISI")  is the  investment  manager  ("Investment  Manager")  for the Trust.
Currently,  ASISI engages a sub-advisor  ("Sub-advisor")  for each Portfolio.  The  Sub-advisor  for each Portfolio is as follows:  (a)
Strong Capital  Management,  Inc.: AST Strong  International  Equity  Portfolio;  (b) Janus Capital  Management LLC: AST Janus Overseas
Growth Portfolio, AST Janus Mid-Cap Growth Portfolio,  AST JanCap Growth Portfolio;  (c) American Century Investment Management,  Inc.:
AST American Century  International  Growth Portfolio,  AST American Century Income & Growth Portfolio,  AST American Century Strategic
Balanced  Portfolio;  (d) Deutsche  Asset  Management,  Inc.:  AST DeAM  International  Equity  Portfolio,  AST DeAM  Small-Cap  Growth
Portfolio,  AST DeAM Small-Cap Value Portfolio,  AST DeAM Large-Cap Growth Portfolio,  AST DeAM Large-Cap Value Portfolio,  DeAM Global
Allocation Portfolio,  AST DeAM Bond Portfolio;  (e) Massachusetts Financial Services Company: AST MFS Global Equity Portfolio, AST MFS
Growth  Portfolio,  AST MFS Growth with Income Portfolio;  (f) Pilgrim Baxter & Associates,  Ltd.: AST PBHG Small-Cap Growth Portfolio;
(g) Federated Investment Counseling:  AST Federated Aggressive Growth Portfolio,  AST Federated High Yield Portfolio; (h) Goldman Sachs
Asset Management:  AST Goldman Sachs Small-Cap Value Portfolio:  (i) GAMCO Investors,  Inc.; AST Gabelli Small-Cap Value Portfolio, AST
Gabelli All-Cap Value Portfolio;  (j) Fred Alger Management,  Inc.: AST Alger All-Cap Growth Portfolio; (k) Neuberger Berman Management
Inc.: AST Neuberger  Berman Mid-Cap Value  Portfolio,  AST Neuberger  Berman Mid-Cap Growth  Portfolio;  (l) T. Rowe Price  Associates,
Inc.: AST T. Rowe Price Natural Resources  Portfolio,  AST T. Rowe Price Asset Allocation  Portfolio;  (m) Alliance Capital  Management
L.P.: AST Alliance Growth Portfolio,  the growth portion of the AST  Alliance/Bernstein  Growth + Value Portfolio,  AST Alliance Growth
and Income Portfolio;  (n) Marsico Capital Management,  LLC: AST Marsico Capital Growth Portfolio; (o) Sanford C. Bernstein & Co., LLC:
the value portion of the AST  Alliance/Bernstein  Growth + Value  Portfolio,  AST Sanford  Bernstein  Managed Index 500 Portfolio,  AST
Sanford Bernstein Core Value Portfolio;  (p) Cohen & Steers Capital Management,  Inc.: AST Cohen & Steers Realty Portfolio; (q) INVESCO
Funds  Group,  Inc.:  AST INVESCO  Equity  Income  Portfolio;  (r) T. Rowe Price  International,  Inc.:  AST T. Rowe Price  Global Bond
Portfolio (s) Lord, Abbett & Co.: AST Lord Abbett  Bond-Debenture  Portfolio;  (t) Pacific Investment Management Company LLC: AST PIMCO
Total Return Bond Portfolio,  AST PIMCO Limited  Maturity Bond Portfolio;  and (u) Wells Capital  Management,  Incorporated:  AST Money
Market Portfolio.

This Statement of Additional  Information is not a prospectus.  It should be read in conjunction  with the Trust's current  Prospectus, a copy of which may be obtained by writing the Trust's  administrative office at One Corporate Drive, Shelton,  Connecticut 06484 or by
calling (203) 926-1888.           This Statement relates to the Trust's Prospectus dated May 1, 2002.

                                                           TABLE OF CONTENTS
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GENERAL INFORMATION AND HISTORY:

..........Prior to May 1,  1992,  the  Trust  was  known  as the  Henderson  International  Growth  Fund,  which  consisted  of only one portfolio.  This Portfolio is now known as the AST Strong International  Equity Portfolio  (formerly,  the AST AIM International Equity
Portfolio,  the AST Putnam  International  Equity  Portfolio  and the  Seligman  Henderson  International  Equity  Portfolio).  The AST
Alliance  Growth and Income  Portfolio  (formerly,  the AST Lord Abbett  Growth and Income  Portfolio)  was first  offered as of May 1,
1992.  The AST JanCap  Growth  Portfolio  and the AST Money  Market  Portfolio  were  first  offered as of  November  4, 1992.  The AST
Neuberger  Berman  Mid-Cap Value  Portfolio  (formerly,  the Federated  Utility Income  Portfolio)  and the AST DeAM Global  Allocation
Portfolio (formerly,  the AIM Balanced Portfolio,  the AST Putnam Balanced Portfolio and the AST Phoenix Balanced Asset Portfolio) were first offered as of May 1, 1993. The AST Federated High Yield  Portfolio,  the AST T. Rowe Price Asset Allocation  Portfolio,  AST PBHG
Small-Cap Growth Portfolio (formerly,  the AST Janus Small-Cap Growth Portfolio and the Founders Capital Appreciation  Portfolio),  the
AST INVESCO  Equity Income  Portfolio  and the AST PIMCO Total Return Bond  Portfolio  were first offered as of December 31, 1993.  The
AST T. Rowe Price Global Bond  Portfolio  (formerly,  the AST Scudder  International  Bond  Portfolio)  was first  offered as of May 1,
1994. The AST Neuberger  Berman  Mid-Cap  Growth  Portfolio  (formerly,  the Berger  Capital Growth  Portfolio) was first offered as of
October 19, 1994. The AST DeAM  International  Equity Portfolio  (formerly,  AST Founders Passport Portfolio and the Seligman Henderson
International  Small Cap  Portfolio),  the AST T. Rowe Price  Natural  Resources  Portfolio  and the AST PIMCO  Limited  Maturity  Bond
Portfolio were first offered as of May 2, 1995. The AST Alliance  Growth  Portfolio  (formerly,  the AST Oppenheimer  Large-Cap  Growth
Portfolio and the Robertson  Stephens Value + Growth  Portfolio)  was first offered as of May 2, 1996.  The AST Janus  Overseas  Growth
Portfolio,  the AST Gabelli  Small-Cap  Value  Portfolio  (formerly,  the AST T. Rowe Price Small  Company  Value  Portfolio),  the AST
American Century  International  Growth Portfolio,  the AST American Century Strategic  Balanced Portfolio and the AST American Century
Income & Growth  Portfolio  (formerly,  the AST Putnam Value Growth & Income  Portfolio)  were first offered as of January 2, 1997. The
AST Marsico  Capital  Growth  Portfolio was first  offered as of December 22, 1997.  The AST Goldman Sachs  Small-Cap  Value  Portfolio
(formerly,  the AST Lord Abbett Small Cap Value  Portfolio),  the AST Cohen & Steers Realty  Portfolio,  and the AST Sanford  Bernstein
Managed Index 500 Portfolio  (formerly,  the AST Bankers Trust Managed Index 500  Portfolio)  were first offered as of January 2, 1998.
The AST DeAM Small-Cap  Growth Portfolio  (formerly,  the AST Scudder  Small-Cap  Growth  Portfolio) was first offered as of January 4,
1999.  The AST MFS Global  Equity  Portfolio,  the AST MFS Growth  Portfolio  and the AST MFS Growth with Income  Portfolio  were first offered as of October 18, 1999.  The AST Alger  All-Cap  Growth  Portfolio  was first  offered as of December  30, 1999.  The AST Janus
Mid-Cap Growth Portfolio was first offered as of May 1, 2000. The AST Federated  Aggressive Growth  Portfolio,  the AST Gabelli All-Cap
Value  Portfolio,  the AST DeAM Large-Cap Value  Portfolio  (formerly,  the Janus  Strategic  Value  Portfolio) and the AST Lord Abbett
Bond-Debenture  Portfolio  were first  offered on October 23, 2000.  The AST  Alliance/Bernstein  Growth + Value  Portfolio and the AST
Sanford  Bernstein  Core Value  Portfolio  were first offered on May 1, 2001. The AST DeAM  Small-Cap  Growth  Portfolio,  the AST DeAM
Large-Cap Growth Portfolio and the AST DeAM Bond Portfolio had not been offered prior to the date of this Statement.

INVESTMENT OBJECTIVES AND POLICIES:

..........The following  information  supplements,  and should be read in conjunction with, the discussion in the Trust's  Prospectus of the  investment  objective  and policies of each  Portfolio.  The  investment  objective  and  supplemental  information  regarding the investment  policies  for each of the  Portfolios  are  described  below and should be  considered  separately.  Each  Portfolio  has a different  investment  objective and certain policies may vary. As a result, the risks,  opportunities and return in each Portfolio may differ.  There can be no assurance that any  Portfolio's  investment  objective  will be achieved.  Certain risk factors in relation to various  securities and  instruments  in which the  Portfolios  may invest are described in this  Statement and the Trust's  Prospectus under "Certain Risk Factors and Investment Methods."

..........The investment objective and the investment policies and limitations of each Portfolio,  unless otherwise  specified,  are not
"fundamental"  policies and may be changed by the Board of Trustees of the Trust without  approval of the  shareholders of the affected
Portfolio.  Those investment policies specifically labeled as fundamental,  including those described in the "Investment  Restrictions"
section of this Statement,  may not be changed without  shareholder  approval.  Fundamental  investment  policies of a Portfolio may be changed  only with the  approval  of at least  the  lesser of (1) 67% or more of the total  shares of the  Portfolio  represented  at a meeting at which more than 50% of the  outstanding  shares of the  Portfolio  are  represented,  or (2) a majority  of the  outstanding shares of the Portfolio.

AST Strong International Equity Portfolio:

Investment  Objective:  The investment  objective of the Portfolio  (formerly,  the AST AIM International  Equity Portfolio) is to seek long-term  capital  growth by  investing  in a  diversified  portfolio  of  international  equity  securities  the issuers of which are considered by the Sub-advisor to have strong earnings momentum.

Investment Policies:

         Real Estate  Investment  Trusts  ("REITs").  The Portfolio may invest in equity and/or debt securities  issued by REITs.  Such investments will not exceed 5% of the total assets of the Portfolio.

         REITs are trusts that sell equity or debt  securities  to investors and use the proceeds to invest in real estate or interests therein.  A REIT may  focus on  particular  types  of  projects,  such as  apartment  complexes,  or  geographic  regions,  such as the
Southeastern United States, or both.

         To the extent that the Portfolio  invests in REITs, it could  conceivably own real estate directly as a result of a default on the  securities it owns.  The  Portfolio,  therefore,  may be subject to certain  risks  associated  with the direct  ownership of real estate,  including  difficulties  in valuing and trading real estate,  declines in the value of real  estate,  environmental  liability risks,  risks related to general and local economic  conditions,  adverse change in the climate for real estate,  increases in property taxes and operating expenses,  changes in zoning laws, casualty or condemnation  losses,  limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In  addition  to the risks  described  above,  equity  REITs may be  affected  by any  changes in the value of the  underlying property owned by the trusts,  while mortgage  REITs may be affected by the quality of any credit  extended.  Equity and mortgage REITs are dependent upon management  skill,  and are generally not diversified and therefore are subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency,  defaults by borrowers,  self-liquidation,  and the  possibility  that the REIT will fail to maintain its exemption  from the 1940 Act.  Changes in interest  rates may also affect the value of debt securities of REITs held by the Portfolio.  By investing in REITs  indirectly  through the Portfolio,  a shareholder will bear not only his/her proportionate share of the expenses of the Portfolio, but also, indirectly, similar expenses of the REITs.

         Reverse Repurchase  Agreements.  The Portfolio may employ reverse repurchase  agreements (i) for temporary emergency purposes, such as to meet  unanticipated  net  redemptions so as to avoid  liquidating  other  portfolio  securities  during  unfavorable  market conditions;  (ii) to cover short-term cash requirements  resulting from the timing of trade settlements;  or (iii) to take advantage of market  situations  where the interest  income to be earned from the from the investment of the proceeds of the  transaction is greater than the interest  expense of the  transaction.  The  Portfolio may enter into reverse  repurchase  agreements in amounts not exceeding
10% of the value of its total assets.  Reverse repurchase  agreements involve the risk that the market value of securities  retained by the Portfolio in lieu of  liquidation  may decline  below the  repurchase  price of the  securities  sold by the  Portfolio  that it is obligated to repurchase.  This risk could cause a reduction in the net asset value of the Portfolio's shares.

         Additional  information  about reverse  repurchase  agreements  and their risks are included in the Trust's  Prospectus  under
"Certain Risk Factors and Investment Methods."

         Lending of Portfolio  Securities.  While  securities  are being lent, the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the  securities,  as well as interest on the investment of the collateral or a fee from the  borrower.  The  Portfolio  has the right to call its loans and  obtain  the  securities  on three  business  days'  notice  or, in connection  with securities  trading on foreign  markets,  within such longer period of time that coincides with the normal  settlement period for purchases and sales of such securities in such foreign markets.  The risks in lending  portfolio  securities,  as with other extensions of secured  credit,  consist of possible  delay in receiving  additional  collateral or in the recovery of the securities or possible  loss of rights in the  collateral  should  the  borrower  fail  financially.  Additional  information  about the  lending  of portfolio securities is included in this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Borrowings.  The Portfolio  may borrow money to a limited  extent from banks for  temporary or emergency  purposes  subject to the  limitations  under the 1940 Act. In addition,  the Portfolio  does not intend to engage in leverage;  therefore,  consistent  with current  interpretations  of the SEC, the Portfolio will not purchase  additional  securities  while borrowings from banks exceed 5% of the  Portfolio's  total assets.  Additional  information  about  borrowing is included in the Trust's  Prospectus  under  "Certain Risk
Factors and Investment Methods."

         Securities  Issued on a When-Issued  or  Delayed-Delivery  Basis.  The Portfolio  may purchase  securities on a  "when-issued"
basis,  that is,  delivery of and payment for the securities is not fixed at the date of purchase,  but is set after the securities are issued (normally  within  forty-five days after the date of the  transaction).  The Portfolio also may purchase or sell securities on a delayed-delivery  basis.  The payment  obligation  and the interest rate that will be received on the delayed  delivery-securities  are fixed at the time the  buyer  enters  into the  commitment.  If the  Portfolio  purchases  a  when-issued  security  or  enters  into a delayed-delivery  agreement,  the Portfolio's  custodian bank will segregate cash or other liquid assets in an amount at least equal to the when-issued  commitment or delayed-delivery  agreement  commitment.  Additional  information about when-issued and delayed-delivery transactions  and their risks is included in this  Statement and in the Trust's  Prospectus  under "Certain Risk Factors and Investment
Methods."

         Short Sales  "Against the Box." As described in the Trust's  Prospectus,  the Portfolio may from time to time make short sales against the box. To secure its  obligation to deliver the  securities  sold short,  the Portfolio  will deposit in escrow in a separate account with its  custodian an equal amount of the  securities  sold short or  securities  convertible  into or  exchangeable  for such securities.  Because the  Portfolio  ordinarily  will want to continue to receive  interest and dividend  payments on securities in its portfolio that are  convertible  into the  securities  sold short,  the Portfolio  will normally close out a short position  covered by convertible  securities by  purchasing  and  delivering an equal amount of the  securities  sold short,  rather than by delivering  the convertible securities that it already holds.

         The  Portfolio  will make a short sale,  as a hedge,  when it believes  that the price of a security  may  decline,  causing a decline in the value of a security owned by the Portfolio or a security  convertible  into or exchangeable  for such security.  In such case, any future losses in the Portfolio's  long position should be reduced by a gain in the short  position.  Conversely,  any gain in the long  position  should be reduced by a loss in the short  position.  The  extent to which  such  gains or losses are  reduced  will depend upon the amount of the security sold short relative to the amount the Portfolio  owns,  either  directly or indirectly,  and, in the case where the Portfolio owns convertible  securities,  changes in the conversion  premium.  In determining the number of shares to be sold short against the Portfolio's  position in a convertible  security,  the anticipated  fluctuation in the conversion  premium is considered.  The Portfolio may also make short sales to generate  additional  income from the  investment of the cash proceeds of short sales.  In no event may more than 10% of the value of the  Portfolio's  total assets be deposited  or pledged as  collateral  for short sales at any time.

         Foreign  Securities.  The Portfolio normally invests primarily in foreign  securities,  including American Depositary Receipts
("ADRs") and European  Depositary  Receipts  ("EDRs").  Generally,  ADRs, in registered form, are designed for use in the United States securities  markets,  and EDRs, in bearer form,  are designed for use in European  securities  markets.  ADRs and EDRs may be listed on stock exchanges,  or traded in OTC markets in the United States or Europe,  as the case may be. ADRs, like other  securities  traded in the United States, will be subject to negotiated commission rates.

         To the extent the Portfolio invests in securities  denominated in foreign currencies,  the Portfolio bears the risk of changes in the exchange rates between U.S.  currency and the foreign  currency,  as well as the availability  and status of foreign  securities markets.  The Portfolio's  investments in securities  denominated in foreign currencies  generally will be marketable equity securities
(including  common and  preferred  stock,  depositary  receipts for stock and fixed  income or equity  securities  exchangeable  for or convertible  into stock) of foreign  companies that  generally are listed on a recognized  foreign  securities  exchange or traded in a foreign  over-the-counter  market. The Portfolio may also invest in foreign securities listed on recognized U.S.  securities  exchanges or traded in the U.S. over-the-counter market.

         Investments by the Portfolio in foreign securities,  whether denominated in U.S. currencies or foreign currencies,  may entail risks that are greater than those  associated  with domestic  investments.  The risks of investing in foreign  securities are discussed in detail in this  Statement  and the Trust's  Prospectus  under  "Certain  Risk Factors and  Investment  Methods."  Investment  by the
Portfolio in ADRs,  EDRs and similar  securities  also may entail some or all or these  risks.  The  Sub-advisor  seeks to mitigate the risks associated with foreign investment through diversification and active professional management.

                  Developing  Countries.  A developing  country or emerging market country can be considered to be a country that is in the initial stages of its  industrialization  cycle.  Currently,  emerging markets  generally  include every country in the world other than the developed European countries (primarily in Western Europe), the United States,  Canada,  Japan,  Australia,  New Zealand, Hong
Kong and Singapore.  The characteristics of markets can change over time.  Currently,  the Sub-advisor  believes that investing in many emerging markets is not desirable or feasible because of the lack of adequate custody  arrangements for the Portfolio's assets,  overly burdensome  repatriation and similar restrictions,  the lack of organized and liquid securities markets,  unacceptable  political risks or other  reasons.  As desirable  opportunities  to invest in  securities  in emerging  markets  develop,  the Portfolio may expand and further broaden the group of emerging markets in which it invests.

         Many of the risks  relating  to  foreign  securities  generally  will be  greater  for  emerging  markets  than for  developed countries.  Many emerging  markets have experienced  substantial  rates of inflation for many years.  Inflation and rapid  fluctuations in  inflation  rates have had and may  continue to have very  negative  effects on the  economies  and  securities  markets for certain developing  markets.  Economies in emerging markets  generally are heavily  dependent upon  international  trade and accordingly,  have been and may continue to be affected adversely by trade barriers,  exchange controls,  managed  adjustments in relative currency values and other  protectionist  measures  imposed or negotiated by the countries  with which they trade.  These  economies also have been and may continue to be affected  adversely by economic  conditions in the countries with which they trade.  There also may be a lower level of securities market monitoring and regulation of developing  markets and the activities of investors in such markets,  and enforcement of existing  regulations has been extremely  limited.  The possibility of revolution and the dependence on foreign economic  assistance may be greater in these countries than in developed countries.

         In addition,  brokerage  commissions,  custodial  services and other costs relating to investment in foreign markets are often higher than the costs of investing in the United  States;  this is  particularly  true with respect to emerging  markets.  Such markets have different  settlement and clearance  procedures.  In certain  markets there have been times when  settlements  have been unable to keep pace with the volume of securities  transactions,  making it difficult to conduct such transactions.  Such settlement problems may cause  emerging  market  securities  to be illiquid.  The  inability of the  Portfolio to make  intended  securities  purchases  due to settlement  problems  could cause the  Portfolio  to miss  attractive  investment  opportunities.  Inability  to dispose of a portfolio security  caused by settlement  problems  could result in losses to the Portfolio due to subsequent  declines in value of the portfolio security or, if the  Portfolio has entered into a contract to sell the security,  could result in liability to the  purchaser.  Certain emerging  markets  may lack  clearing  facilities  equivalent  to those  in  developed  countries.  Accordingly,  settlements  can pose additional  risks in such  markets and  ultimately  can expose the  Portfolio  to the risk of losses  resulting  from its  inability to recover from a counterparty.

         The risk also exists that an emergency  situation  may arise in one or more  emerging  markets as a result of which trading of securities may cease or may be substantially  curtailed and prices for the Portfolio's  portfolio securities in such markets may not be readily available.  The Portfolio's  portfolio securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Trust's Board of Trustee.

         Portfolio  Turnover.  Any  particular  security  will be sold,  and the proceeds  reinvested,  whenever  such action is deemed prudent from the viewpoint of the  Portfolio's  investment  objective,  regardless of the holding period of that  security.  Additional information  about portfolio  turnover is included in this Statement under "Portfolio  Transactions"  and the Trust's  Prospectus under
"Portfolio Turnover."

         Options,  Futures  and  Currency  Strategies.  The  Portfolio  may  use  forward  contracts,  futures  contracts,  options  on securities,  options on indices, options on currencies,  and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally  associated  with the  Portfolio's  investments.  These  instruments  are often referred to as
"derivatives,"  which may be defined as financial  instruments whose performance is derived,  at least in part, from the performance of another asset (such as a security, currency or an index of securities).

         General  Risks of Options,  Futures and Currency  Strategies.  The use by the  Portfolio  of options,  futures  contracts  and forward currency contracts involves special  considerations and risks. For example,  there might be imperfect  correlation,  or even no correlation,  between the price  movements or an instrument  (such as an option  contract) and the price  movements of the  investments being hedged.  In these  circumstances,  if a "protective put" is used to hedge a potential decline in a security and the security does decline in price,  the put option's  increased  value may not  completely  offset the loss in the underlying  security.  Such a lack of correlation  might occur due to factors  unrelated to the value of the  investments  being  hedged,  such as changing  interest  rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         The Portfolio will not enter into a hedging  transaction if the  Sub-advisor  determines  that the cost of hedging will exceed the potential benefit to the Portfolio.

         Additional  information  on these  instruments is included in this  Statement and the Trust's  Prospectus  under "Certain Risk
Factors and Investment Methods."  Certain risks pertaining to particular strategies are described in the sections that follow.

                   Cover.  Transactions  using forward  contracts,  futures  contracts and options  (other than options  purchased by a
Portfolio)  expose the Portfolio to an obligation to another  party. A Portfolio  will not enter into any such  transactions  unless it owns either (1) an  offsetting  ("covered")  position  in  securities,  currencies,  or other  options,  forward  contracts  or futures contracts  or (2) cash or liquid  assets  with a value  sufficient  at all times to cover its  potential  obligations  not  covered  as provided in (1) above.  The Portfolio will comply with SEC guidelines  regarding cover for these  instruments and, if the guidelines so require, set aside cash or liquid securities.

                  Assets used as cover cannot be sold while the position in the  corresponding  forward  contract,  futures contract or option is open,  unless they are replaced with other appropriate  assets. If a large portion of a Portfolio's  assets is used for cover or otherwise set aside, it could affect portfolio  management or the Portfolio's  ability to meet redemption  requests or other current obligations.

                  Writing Call Options. The Portfolio may write (sell) covered call options on securities,  futures contracts,  forward contracts,  indices and  currencies.  Writing call  options can serve as a limited  hedge  because  declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.

                  Writing  Put  Options.  The  Portfolio  may write  (sell)  put  options on  securities,  futures  contracts,  forward contracts,  indices and currencies.  The Portfolio would write a put option at an exercise price that,  reduced by the premium received on the option,  reflects the lower price it is willing to pay for the  underlying  security,  contract or currency.  The risk in such a transaction  would be that the market price of the  underlying  security,  contract or currency  would decline below the exercise price less the premium received.

                  Purchasing Put Options. The Portfolio may purchase put options on securities,  futures contracts,  forward contracts, indices and currencies.  The Portfolio may enter into closing sale transactions  with respect to such options,  exercise such option or permit such option to expire.

         The Portfolio may also purchase put options on  underlying  securities,  contracts or currencies  against which it has written other put options.  For  example,  where the  Portfolio  has written a put option on an  underlying  security,  rather than  entering a closing  transaction of the written  option,  it may purchase a put option with a different  strike price and/or  expiration  date that would  eliminate  some or all of the risk  associated  with the written  put.  Used in  combinations,  these  strategies  are  commonly referred to as "put  spreads."  Likewise,  the  Portfolio  may write call options on  underlying  securities,  contracts or  currencies against which it has purchased protective put options.  This strategy is commonly referred to as a "collar."

         Purchasing  Call  Options.  The  Portfolio  may purchase  covered  call  options on  securities,  futures  contracts,  forward contracts,  indices and  currencies.  The Portfolio  may enter into closing sale  transactions  with respect to such options,  exercise such options or permit such options to expire.

         The Portfolio may also purchase call options on underlying  securities,  contracts or currencies  against which it has written other call  options.  For example,  where the Portfolio  has written a call option on an  underlying  security,  rather than entering a closing  transaction of the written  option,  it may purchase a call option with a different  strike price and/or  expiration date that would  eliminate  some or all of the risk  associated  with the written  call.  Used in  combinations,  these  strategies  are commonly referred to as "call spreads."

         Options may be either listed on an exchange or traded in  over-the-counter  ("OTC")  markets.  Listed options are  third-party contracts  (i.e.,  performance of the  obligations  of the purchaser and seller is guaranteed by the exchange or clearing  corporation)
and have  standardized  strike prices and  expiration  dates.  OTC options are two-party  contracts with  negotiated  strike prices and expiration  dates.  The  Portfolio  will not  purchase an OTC option  unless it believes  that daily  valuations  for such  options are readily obtainable.  OTC options differ from  exchange-traded  options in that OTC options are transacted with dealers directly and not through a clearing  corporation (which would guarantee  performance).  Consequently,  there is a risk of non-performance by the dealer.
Since no exchange is involved,  OTC options are valued on the basis of an average of the last bid prices obtained from dealers,  unless a quotation from only one dealer is available, in which case only that dealer's price will be used.

                  Index  Options.  The risks of investment in index  options may be greater than options on  securities.  Because index options are settled in cash,  when the Portfolio  writes a call on an index it cannot  provide in advance for its potential  settlement obligations  by acquiring  and holding the  underlying  securities.  The  Portfolio can offset some of the risk of writing a call index option  position by holding a diversified  portfolio of securities  similar to those on which the underlying  index is based.  However, the Portfolio  cannot,  as a practical  matter,  acquire and hold a portfolio  containing  exactly the same  securities as underlie the index and, as a result,  bears a risk that the value of the  securities  held will not be  perfectly  correlated  with the value of the index.

                  Limitations on Options.  The Portfolio will not write options if,  immediately  after such sale, the aggregate  value of securities or obligations  underlying the outstanding  options exceeds 20% of the Portfolio's  total assets.  The Portfolio will not purchase  options if, at the time of the  investment,  the aggregate  premiums  paid for the options will exceed 5% of the  Portfolio's total assets.

                  Interest Rate,  Currency and Stock Index Futures Contracts.  The Portfolio may enter into interest rate,  currency or stock index futures  contracts  (collectively,  "Futures" or "Futures  Contracts") and options on Futures as a hedge against changes in prevailing  levels of interest  rates,  currency  exchange  rates or stock  price  levels,  respectively,  in order to  establish  more definitely  the  effective  return on  securities  or  currencies  held or intended to be acquired by it. The  Portfolio's  hedging may include sales of Futures as an offset against the effect of expected  increases in interest rates,  and decreases in currency  exchange rates and stock prices,  and purchase of Futures as an offset against the effect of expected  declines in interest rates, and increases in currency exchange rates or stock prices.

         A Futures  Contract is a two party  agreement  to buy or sell a  specified  amount of a  specified  security  or currency  (or deliver a cash settlement  price,  in the case of an index future) for a specified price at a designated  date, time and place. A stock index future provides for the delivery,  at a designated  date, time and place, of an amount of cash equal to a specified dollar amount times the  difference  between the stock index value at the close of trading on the  contract  and the price agreed upon in the Futures
Contract; no physical delivery of stocks comprising the index is made.

         The  Portfolio  will only enter  into  Futures  Contracts  that are traded on futures  exchanges  and are  standardized  as to maturity date and underlying  financial  instrument.  Futures  exchanges and trading  thereon in the United States are regulated  under the Commodity Exchange Act and by the CFTC.

         The  Portfolio's  Futures  transactions  will be entered  into for hedging  purposes  only;  that is,  Futures will be sold to protect  against a decline in the price of securities or  currencies  that the Portfolio  owns, or Futures will be purchased to protect the Portfolio against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

         If the Portfolio were unable to liquidate a Future or an option on Futures  position due to the absence of a liquid  secondary market or the  imposition of price limits,  it could incur  substantial  losses.  The Portfolio  would continue to be subject to market risk with respect to the position.  In addition,  except in the case of purchased options,  the Portfolio might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

         Additional  information  on Futures,  options on  Futures,  and their  risks is  included  in this  Statement  and the Trust's
Prospectus under "Certain Risk Factors and Investment Methods."

         Forward  Contracts.  A forward  contract is an obligation,  usually  arranged with a commercial bank or other currency dealer, to purchase or sell a currency  against  another  currency at a future  date and price as agreed  upon by the  parties.  The  Portfolio either may accept or make  delivery of the currency at the maturity of the forward  contract.  The  Portfolio  may also,  if its contra party agrees prior to maturity,  enter into a closing  transaction  involving the purchase or sale of an offsetting  contract.  Forward contracts  are  traded  over-the-counter,  and not on  organized  commodities  or  securities  exchanges.  As a result,  it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         The cost to the Portfolio of engaging in forward  contracts  varies with factors such as the currencies  involved,  the length of the contract period and the market  conditions then  prevailing.  Because forward  contracts are usually entered into on a principal basis,  no fees or  commissions  are  involved.  The use of forward  contracts  does not  eliminate  fluctuations  in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance.

         Additional  information on forward  contracts and their risks is included in this Statement and the Trust's  Prospectus  under
"Certain Risk Factors and Investment Methods."

         Other Investment  Companies.  The Portfolio may invest in other  investment  companies to the extent permitted by the 1940 Act and rules and regulations thereunder, and, if applicable, exemptive orders granted by the SEC.

         Investment Policies Which May Be Changed Without  Shareholder  Approval.  The following  limitations are applicable to the AST
Strong  International  Equity  Portfolio.  These  limitations are not  "fundamental"  restrictions,  and may be changed by the Trustees without shareholder approval.  The Portfolio will not:

         1.       Change its policy to invest at least 80% of the value of its assets in equity  securities  unless it provides 60 days prior written notice to its shareholders.

         2.       Make investments for the purpose of gaining control of a company's management.

AST Janus Overseas Growth Portfolio:

Investment Objective:  The investment objective of the Portfolio is to seek long-term growth of capital.

Investment Policies:

         Futures,  Options and Other Derivative  Instruments.  The Portfolio may enter into futures contracts on securities,  financial indices, and foreign currencies and options on such contracts,  and may invest in options on securities,  financial indices and foreign currencies,  forward  contracts and swaps. The Portfolio will not enter into any futures  contracts or options on futures  contracts if the aggregate amount of the Portfolio's  commitments  under outstanding  futures  contracts  positions and options on futures contracts written by the  Portfolio  would exceed the market  value of the total assets of the  Portfolio.  The  Portfolio  may invest in forward currency contracts with stated values of up to the value of the Portfolio's assets.

         The Portfolio may buy or write options in privately  negotiated  transactions  on the types of securities and indices based on the types of securities in which the  Portfolio is permitted to invest  directly.  The  Portfolio  will effect such  transactions  only with  investment  dealers  and other  financial  institutions  (such as  commercial  banks or  savings  and loan  institutions)  deemed creditworthy,  and only pursuant to procedures  adopted, by the Sub-advisor for monitoring the  creditworthiness of those entities.  To the extent that an option bought or written by the  Portfolio in a negotiated  transaction  is illiquid,  the value of an option bought or the amount of the  Portfolio's  obligations  under an option  written by the  Portfolio,  as the case may be, will be subject to the
Portfolio's  limitation on illiquid  investments.  In the case of illiquid options,  it may not be possible for the Portfolio to effect an  offsetting  transaction  at a time when the  Sub-advisor  believes  it would be  advantageous  for the  Portfolio  to do so.  For a description of these  strategies and  instruments  and certain risks involved  therein,  see this Statement and the Trust's  Prospectus under "Certain Risk Factors and Investment Methods."

         Eurodollar  Instruments.  The Portfolio  may make  investments  in Eurodollar  instruments.  Eurodollar  instruments  are U.S.
dollar-denominated  futures  contracts or options thereon which are linked to the London  Interbank  Offered Rate  ("LIBOR"),  although foreign  currency-denominated  instruments are available from time to time.  Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for  borrowings.  The  Portfolio  might use  Eurodollar  futures contracts and options  thereon to hedge against changes in LIBOR,  to which many interest rate swaps and  fixed-income  instruments are linked.

         Swaps and Swap-Related  Products.  The Portfolio may enter into interest rate swaps,  caps and floors on either an asset-based or  liability-based  basis,  depending upon whether it is hedging its assets or its  liabilities,  and will usually enter into interest rate swaps on a net basis (i.e.,  the two payment streams are netted out, with the Portfolio  receiving or paying,  as the case may be, only the net amount of the two payments).  The net amount of the excess,  if any, of the Portfolio's  obligations  over its entitlement with respect to each interest  rate swap will be  calculated on a daily basis and an amount of cash or high-grade  liquid assets having an aggregate net asset value at least equal to the accrued  excess will be  maintained in a segregated  account by the custodian of the
Portfolio.  If the Portfolio  enters into an interest rate swap on other than a net basis,  it would  maintain a segregated  account in the full amount  accrued on a daily basis of its  obligations  with respect to the swap. The Portfolio will not enter into any interest rate swap, cap or floor transaction  unless the unsecured senior debt or the claims-paying  ability of the other party thereto is rated in one of the three highest rating  categories of at least one nationally  recognized  statistical  rating  organization at the time of entering into such transaction.  The Sub-advisor will monitor the  creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a  transaction,  the  Portfolio  will have  contractual  remedies  pursuant  to the  agreements related to the transaction.

         The swap market has grown  substantially  in recent years with a large  number of banks and  investment  banking  firms acting both as principals and as agents utilizing  standardized  swap  documentation.  The Sub-advisor has determined  that, as a result,  the swap market has become relatively  liquid.  Caps and floors are more recent  innovations for which  standardized  documentation has not yet been  developed  and,  accordingly,  they are less liquid than swaps.  To the extent the  Portfolio  sells (i.e.,  writes) caps and floors,  it will  segregate  cash or  high-grade  liquid  assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

         There is no limit on the  amount  of  interest  rate  swap  transactions  that may be  entered  into by the  Portfolio.  These transactions may in some instances  involve the delivery of securities or other underlying  assets by the Portfolio or its counterparty to collateralize  obligations  under the swap. Under the documentation  currently used in those markets,  the risk of loss with respect to interest  rate swaps is limited to the net amount of the payments  that the  Portfolio is  contractually  obligated to make.  If the other party to an interest rate swap that is not  collateralized  defaults,  the Portfolio would risk the loss of the net amount of the payments  that it  contractually  is  entitled to  receive.  The  Portfolio  may buy and sell  (i.e.,  write)  caps and floors  without limitation,  subject to the  segregation  requirement  described  above.  For an additional  discussion of these  strategies,  see this
Statement under "Certain Risk Factors and Investment Methods."

         Investment  Company  Securities.  From time to time,  the Portfolio may invest in  securities of other  investment  companies, subject to the  provisions  of Section  12(d)(1) of the 1940 Act. The  Portfolio may invest in securities of money market funds managed by the  Sub-advisor  subject  to the terms of an  exemptive  order  obtained  by the  Sub-advisor  and the funds  that are  advised  or sub-advised by the  Sub-advisor.  Under such order,  the Portfolio  will limit its aggregate  investment in a money market fund managed by the  Sub-advisor  to the greater of (i) 5% of its total  assets or (ii) $2.5  million,  although  the Trust's  Board of Trustees may increase this limit up to 25% of the Trust's total assets.

         Zero-Coupon,  Pay-In-Kind  and Step  Coupon  Securities.  The  Portfolio  may invest up to 10% of its  assets in  zero-coupon, pay-in-kind  and step coupon  securities.  For a discussion of zero-coupon  debt  securities and the risks involved  therein,  see this
Statement under "Certain Risk Factors and Investment Methods."

         Pass-Through  Securities.  The Portfolio  may invest in various  types of  pass-through  securities,  such as  mortgage-backed securities,  asset-backed  securities and participation  interests.  A pass-through security is a share or certificate of interest in a pool  of debt  obligations  that  have  been  repackaged  by an  intermediary,  such as a bank or  broker-dealer.  The  purchaser  of a pass-through  security receives an undivided  interest in the underlying pool of securities.  The issuers of the underlying  securities make  interest and principal  payments to the  intermediary  which are passed  through to  purchasers,  such as the  Portfolio.  For an additional  discussion of pass-through  securities and certain risks involved  therein,  see this Statement and the Trust's  Prospectus under "Certain Risk Factors and Investment Methods."

         Depositary Receipts.  The Portfolio may invest in sponsored and unsponsored  American Depositary Receipts ("ADRs"),  which are receipts issued by an American bank or trust company evidencing  ownership of underlying  securities issued by a foreign issuer.  ADRs, in registered form, are designed for use in U.S. securities  markets.  Unsponsored ADRs may be created without the participation of the foreign  issuer.  Holders of these ADRs  generally  bear all the costs of the ADR facility,  whereas  foreign  issuers  typically  bear certain costs in a sponsored ADR. The bank or trust company  depositary of an unsponsored  ADR may be under no obligation to distribute shareholder  communications  received  from the foreign  issuer or to pass through  voting  rights.  The  Portfolio  may also invest in
European Depositary Receipts ("EDRs"),  receipts issued by a European financial  institution  evidencing an arrangement similar to that of ADRs, Global Depositary Receipts ("GDRs") and in other similar instruments  representing  securities of foreign companies.  EDRs, in bearer form, are designed for use in European  securities  markets.  GDRs are securities  convertible into equity securities of foreign issuers.

         Other  Income-Producing  Securities.  Other types of income producing  securities that the Portfolio may purchase include, but are not limited to, the following types of securities:

                  Variable and Floating Rate  Obligations.  These types of securities are relatively  long-term  instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

                  Standby  Commitments.  These  instruments,  which are similar to a put,  give the  Portfolio the option to obligate a broker, dealer or bank to repurchase a security held by that Portfolio at a specified price.

                  Tender Option  Bonds.  Tender option bonds are  relatively  long-term  bonds that are coupled with the agreement of a third  party (such as a broker,  dealer or bank) to grant the holders of such  securities  the option to tender the  securities  to the institution at periodic intervals.

                  Inverse  Floaters.  Inverse  floaters  are debt  instruments  whose  interest  bears an inverse  relationship  to the interest rate on another  security.  The Portfolio will not invest more than 5% of its assets in inverse  floaters.  The Portfolio will purchase  standby  commitments,  tender option bonds and instruments  with demand features  primarily for the purpose of increasing the liquidity of the Portfolio.

         Reverse  Repurchase  Agreements.  The Portfolio may enter into reverse  repurchase  agreements.  The Portfolio will enter into such agreements  only to provide cash to satisfy  unusually heavy  redemption  requests and for other temporary or emergency  purposes, rather than to obtain cash to make additional  investments.  While a reverse  repurchase  agreement is outstanding,  the Portfolio will maintain  cash and  appropriate  liquid assets in a segregated  custodial  account to cover its  obligation  under the  agreement.  The
Portfolio will enter into reverse  repurchase  agreements  only with parties that  Sub-advisor  deems  creditworthy.  For an additional description of these investment techniques, see the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Investment Policies Which May be Changed Without  Shareholder  Approval.  The following  limitations are applicable to the AST
Janus Overseas Growth  Portfolio.  These  limitations are not  "fundamental"  restrictions  and may be changed by the Trustees  without shareholder approval:

         1.       The  Portfolio  will not change its policy to invest at least 80% of the value of its assets in securities of issuers that are  economically  tied to  countries  other  than the United  States  unless it  provides  60 days  prior  written  notice to its shareholders.

         2.       The Portfolio  will not (i) enter into any futures  contracts and related  options for purposes  other than bona fide hedging  transactions  within the meaning of CFTC  regulations  if the  aggregate  initial  margin and  premiums  required to establish positions in futures  contracts  and related  options that do not fall within the  definition  of bona fide hedging  transactions  will exceed 5% of the fair market value of the Portfolio's net assets,  after taking into account  unrealized  profits and unrealized losses on any such  contracts it has entered  into;  and (ii) enter into any futures  contracts  if the  aggregate  amount of the  Portfolio's commitments under outstanding futures contracts positions would exceed the market value of its total assets.

         3.       The  Portfolio  does not  currently  intend  to sell  securities  short,  unless  it owns or has the  right to obtain securities  equivalent in kind and amount to the securities  sold short without the payment of any additional  consideration  therefor, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

         4.       The Portfolio does not currently intend to purchase  securities on margin,  except that the Portfolio may obtain such short-term  credits as are  necessary  for the  clearance of  transactions,  and provided  that margin  payments and other  deposits in connection with transactions in futures,  options,  swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

         5.       The Portfolio does not currently intend to purchase  securities of other investment  companies,  except in compliance with the 1940 Act.

         6.       The Portfolio  may not mortgage or pledge any  securities  owned or held by the Portfolio in amounts that exceed,  in the aggregate,  15% of the Portfolio's net asset value, provided that this limitation does not apply to reverse repurchase  agreements, deposits of assets to margin,  guarantee  positions in futures,  options,  swaps or forward contracts,  or the segregation of assets in connection with such contracts.

         7.       The  Portfolio  does not  currently  intend to purchase any security or enter into a  repurchase  agreement  if, as a result,  more than 15% of its net assets would be invested in  repurchase  agreements  not entitling the holder to payment of principal and interest  within seven days and in securities  that are illiquid by virtue of legal or  contractual  restrictions  on resale or the absence of a readily available market.  The Trustees,  or the Sub-advisor acting pursuant to authority  delegated by the Trustees,  may determine that a readily  available market exists for securities  eligible for resale pursuant to Rule 144A under the Securities Act of
1933 ("Rule 144A  Securities"),  or any successor to such rule, and Section 4(2)  commercial  paper.  Accordingly,  such securities may not be subject to the foregoing limitation.

         8.       The Portfolio may not invest in companies for the purpose of exercising control of management.

AST American Century International Growth Portfolio:

Investment Objective:  The investment objective of the Portfolio is to seek capital growth.

Investment Policies:

         In general,  within the  restrictions  outlined  herein,  the  Portfolio  has broad powers with respect to investing  funds or holding them uninvested.  Investments are varied according to what is judged advantageous under changing economic  conditions.  It will be the Sub-advisor's  policy to retain maximum flexibility in management without restrictive  provisions as to the proportion of one or another  class of  securities  that may be held,  subject to the  investment  restrictions  described  below.  It is the  Sub-advisor's intention  that the Portfolio  will generally  consist of equity  securities.  However,  the  Sub-advisor  may invest the assets of the
Portfolio  in  varying  amounts  in other  instruments  and in senior  securities,  such as bonds,  debentures,  preferred  stocks  and convertible issues, when such a course is deemed appropriate in order to attempt to attain its financial objective.

         Foreign  Currency  Transactions  and Forward  Contracts.  The Portfolio may conduct  foreign  currency  transactions on a spot basis (i.e.,  cash) or forward  basis (i.e.,  by entering  into  forward  currency  exchange  contracts,  currency  options and futures transactions  to purchase or sell  foreign  currencies).  Although  foreign  exchange  dealers  generally  do not charge a fee for such transactions,  they do realize a profit  based on the  difference  between  the prices at which  they are  buying and  selling  various currencies.

         Forward  contracts  are  customized  transactions  that require a specific  amount of a currency to be delivered at a specific exchange  rate on a specific  date or range of dates in the future.  Forward  contracts  are  generally  traded in an interbank  market directly between currency traders (usually larger  commercial  banks) and their customers.  The parties to a forward contract may agree to offset or terminate the contract before its maturity,  or may hold the contract to maturity and complete the  contemplated  currency exchange.

         The following  summarizes the principal currency  management  strategies for the Portfolio  involving forward  contracts.  The
Portfolio may also use swap agreements,  indexed  securities,  and options and futures contracts relating to foreign currencies for the same purposes.

(1)      Settlement Hedges or Transaction  Hedges.  When the Sub-advisor  wishes to lock in the U.S. dollar price of a foreign currency denominated security when the Portfolio is purchasing or selling the security,  the Portfolio may enter into a forward contract to do so. This type of currency  transaction,  often called a  "settlement  hedge" or  "transaction  hedge,"  protects the  Portfolio against an adverse  change in foreign  currency  values  between  the date a security is  purchased  or sold and the date on which payment is made or received (i.e.,  "settled).  Forward  contracts to purchase or sell a foreign  currency may also be used by the
     Portfolio in  anticipation  of future  purchases or sales of  securities  denominated  in foreign  currency,  even if the specific investments have not yet been selected by the Sub-advisor.  This strategy is often referred to as "anticipatory hedging."

(2)      Position  Hedges.  When the  Sub-advisor  believes that the currency of a particular  foreign  country may suffer  substantial decline against the U.S. dollar,  the Portfolio may enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount  approximating the value of some or all of its portfolio  securities either denominated in, or whose value is tied to, such foreign  currency.  This use of a forward  contract is sometimes  referred to as a "position  hedge." For example,  if a Portfolio owned  securities  denominated in Euros, it could enter into a forward  contract to sell Euros in return for U.S. dollars to hedge against possible declines in the Euro's value.  This hedge would tend to offset both positive and negative currency  fluctuations, but would not tend to offset changes in security values caused by other factors.

         The Portfolio could also hedge the position by entering into a forward contract to sell another  currency  expected to perform similarly to the currency in which the Portfolio's  existing  investments are  denominated.  This type of hedge,  often called a "proxy hedge," could offer  advantages in terms of cost, yield or efficiency,  but may not hedge currency  exposure as effectively as a simple position  hedge  against  U.S.  dollars.  This type of hedge  may  result in losses  if the  currency  used to hedge  does not  perform similarly to the currency in which the hedged securities are denominated.

         The precise  matching of forward  contracts in the amounts and values of securities  involved  generally would not be possible because  the  future  values of such  foreign  currencies  will  change as a  consequence  of market  movements  in the values of those securities  between  the date the forward  contract is entered  into and the date it matures.  Predicting  short-term  currency  market movements  is extremely  difficult,  and the  successful  execution of a short-term  hedging  strategy is highly  uncertain.  Normally, consideration of the prospect for currency parities will be incorporated into the long-term  investment  decisions made with respect to overall  diversification  strategies.  However,  the Sub-advisor  believes that it is important to have  flexibility to enter into such forward contracts when it determines that the Portfolio's best interests may be served.

         At the maturity of the forward  contract,  the  Portfolio  may either sell the  portfolio  security  and make  delivery of the foreign  currency,  or it may retain the security  and  terminate  the  obligation  to deliver the foreign  currency by  purchasing  an
"offsetting"  forward contract with the same currency trader obligating the Portfolio to purchase,  on the same maturity date, the same amount of the foreign currency.

         It is  impossible  to forecast with  absolute  precision  the market value of portfolio  securities  at the  expiration of the forward  contract.  Accordingly,  it may be necessary  for the  Portfolio to purchase  additional  foreign  currency on the spot market
(and bear the expense of such  purchase) if the market value of the security is less than the amount of foreign  currency the Portfolio is  obligated  to deliver and if a decision is made to sell the security  and make  delivery of the foreign  currency the  Portfolio is obligated to deliver.

(3)      Shifting  Currency  Exposure.  The Portfolio may also enter into forward  contracts to shift its investment  exposure from one currency into another.  This may include shifting exposure from U.S. dollars to foreign currency,  or from one foreign currency to another foreign  currency.  This strategy tends to limit exposure to the currency sold, and increase exposure to the currency that is  purchased,  much as if the  Portfolio had sold a security  denominated  in one currency and  purchased an equivalent  security denominated in another currency.  For example,  if the Sub-advisor  believes that the U.S. dollar may suffer a substantial decline against the Euro, it could enter into a forward  contract to purchase Euros for a fixed amount of U.S.  dollars.  This transaction would protect  against losses  resulting from a decline in the value of the U.S.  dollar,  but would cause the Portfolio to assume the risk of fluctuations in the value of the Euro.

         Successful  use of currency  management  strategies  will depend on the  Sub-advisor's  skill in  analyzing  currency  values.
Currency  management  strategies may substantially  change the Portfolio's  investment  exposure to changes in currency rates and could result in losses to the Portfolio if currencies  do not perform as the  Sub-advisor  anticipates.  For example,  if a currency's  value rose at a time when the  Sub-advisor  hedged the Portfolio by selling the currency in exchange for U.S.  dollars,  the Portfolio  would not participate in the currency's  appreciation.  Similarly,  if the Sub-advisor  increases the Portfolio's  exposure to a currency and that  currency's  value  declines,  the Portfolio  will sustain a loss.  There is no assurance  that the  Sub-advisor's  use of foreign currency management strategies will be advantageous to the Portfolio or that they will hedge at appropriate times.

         The Portfolio will cover outstanding  forward contracts by maintaining  liquid portfolio  securities  denominated in, or whose value is tied to, the currency  underlying  the forward  contract or the currency  being  hedged.  To the extent that the  Portfolio is not able to cover its forward currency positions with underlying portfolio  securities,  the Portfolio's  custodian will segregate cash or other liquid assets having a value equal to the aggregate  amount of the Portfolio's  commitments  under forward  contracts  entered into with respect to position hedges, settlement hedges and anticipatory hedges.

         For an additional  discussion of foreign currency  contracts and forward  contracts and the risks involved  therein,  see this
Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Derivative  Securities.  To the extent permitted by its investment  objectives and policies  discussed  elsewhere herein,  the
Portfolio may invest in securities that are commonly referred to as "derivative"  securities.  Certain  derivative  securities are more accurately  described  as  "index/structured"  securities.  Index/structured  securities  are  derivative  securities  whose  value  or performance  is linked to other  equity  securities  (such as  depositary  receipts),  currencies,  interest  rates,  indices  or other financial indicators ("reference indices").

         Some  "derivatives,"  such as  mortgage-backed  and  other  asset-backed  securities,  are in many  respects  like  any  other investment, although they may be more volatile or less liquid than more traditional debt securities.

         The Portfolio may not invest in a derivative  security  unless the reference index or the instrument to which it relates is an eligible  investment for the Portfolio.  For example,  a security whose  underlying  value is linked to the price of oil would not be a permissible investment because the Portfolio may not invest in oil and gas leases or futures.

         The return on a derivative  security may increase or decrease,  depending upon changes in the reference index or instrument to which it relates.

         There is a range of risks associated with derivative investments, including:

o        the risk that the underlying  security,  interest rate,  market index or other  financial asset will not move in the direction the portfolio manager anticipates;

o        the  possibility  that there may be no liquid  secondary  market,  or the  possibility  that price  fluctuation  limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired; and

o        the risk that the counterparty will fail to perform its obligations.

The Sub-advisor will report to the Investment Manager on activity in derivative  securities,  and the Investment Manager will report to the Trust's Board of Trustees as necessary.  For  additional  information on derivatives  and their risks,  see the Trust's  Prospectus under "Certain Risk Factors and Investment Methods."

         Futures  and  Options.  The  Portfolio  may enter into  futures  contracts,  options or  options  on  futures  contracts.  The
Portfolio may not, however,  enter into a futures transaction for speculative  purposes.  Generally,  futures transactions will be used to:

o        protect against a decline in market value of the Portfolio's securities (taking a short futures position), or

o        protect  against the risk of an increase in market value for  securities  in which the Portfolio  generally  invests at a time when the Portfolio is not fully-invested (taking a long futures position), or

o        provide a temporary substitute for the purchase of an individual security that may be purchased in an orderly fashion.

Some  futures and options  strategies,  such as selling  futures,  buying puts and writing  calls,  hedge the  Portfolio's  investments against  price  fluctuations.  Other  strategies,  such as buying  futures,  writing  puts and buying  calls,  tend to increase  market exposure.

         Although  other  techniques  may be used to  control  the  Portfolio's  exposure  to market  fluctuations,  the use of futures contracts may be a more  effective  means of hedging this exposure.  While the Portfolio  will pay brokerage  commissions in connection with opening and closing out futures  positions,  these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

         The  Portfolio  may engage in futures and options  transactions  based on  securities  indices  that are  consistent  with the
Portfolio's  investment  objectives.  Examples of indices that may be used  include the Bond Buyer Index of  Municipal  Bonds for fixed income  funds,  or the S&P 500 Index for equity  funds.  The  Portfolio  also may engage in futures and options  transactions  based on specific  securities,  such as U.S.  Treasury  bonds or notes.  Futures  contracts are traded on national  futures  exchanges.  Futures exchanges and trading are regulated under the Commodity Exchange Act by the CFTC, a U.S. government agency.

         Unlike when the Portfolio  purchases or sells a bond, no price is paid or received by the Portfolio  upon the purchase or sale of the future.  Initially,  the  Portfolio  will be required to deposit an amount of cash or  securities  equal to a varying  specified percentage of the contract  amount.  This amount is known as initial  margin.  The margin  deposit is intended to assure  completion of the contract  (delivery or  acceptance of the  underlying  security) if it is not  terminated  prior to the  specified  delivery  date.
Minimum initial margin  requirements are established by the futures  exchanges and may be revised.  In addition,  brokers may establish margin  deposit  requirements  that are higher than the exchange  minimums.  Cash held in the margin  account is not income  producing.
Subsequent  payments,  called variation  margin,  to and from the broker,  will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market.

         Futures and options prices can be volatile,  and trading in these markets involves certain risks,  which are described in more detail in this Statement and the Trust's  Prospectus  under "Certain Risk Factors and Investment  Methods." The  Sub-advisor  will seek to minimize  these risks by  limiting  the  contracts  entered  into on behalf of the  Portfolio  to those  traded on national  futures exchanges and for which there appears to be a liquid secondary market.

         Options on Futures.  By purchasing an option on a futures  contract,  the Portfolio obtains the right, but not the obligation, to sell the  futures  contract (a put option) or to buy the  contract  (a call  option) at a fixed  strike  price.  The  Portfolio  can terminate  its  position  in a put option by  allowing  it to expire or by  exercising  the  option.  If the option is  exercised,  the
Portfolio  completes the sale of the  underlying  instrument at the strike price.  Purchasing an option on a futures  contract does not require the Portfolio to make margin payments unless the option is exercised.

         Although  they do not  currently  intend to do so, the Portfolio may write (or sell) call options that obligate it to sell (or deliver) the option's  underlying  instrument  upon exercise of the option.  While the receipt of option  premiums  would  mitigate the effects of price declines,  the Portfolio  would give up some ability to participate in a price increase on the underlying  instrument.
If the Portfolio were to engage in options  transactions,  it would own the futures  contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

         Investments  in  Companies  with  Limited  Operating  History.  The  Portfolio  may invest in the  securities  of issuers with limiting  operating  history.  The Sub-advisor  considers an issuer to have a limited  operating history if that issuer has a record of less than three years of continuous operation.

         Investments in securities of issuers with limited  operating  history may involve greater risks than investments in securities of more mature issuers.  By their nature,  such issuers  present limited  operating  history and financial  information  upon which the manager may base its  investment  decision on behalf of the  Portfolio.  In addition,  financial and other  information  regarding such issuers, when available, may be incomplete or inaccurate.

         The  Portfolio  will not invest more than 5% of its total  assets in the  securities  of issuers  with less than a  three-year operating  history.  The  Sub-advisor  will  consider  periods  of capital  formation,  incubation,  consolidation,  and  research  and development in determining whether a particular issuer has a record of three years of continuous operation.

         Short Sales.  The Portfolio may engage in short sales if, at the time of the short sale,  the Portfolio  owns or has the right to acquire an equal amount of the security being sold short at no additional cost.

         In a short sale, the seller does not  immediately  deliver the  securities  sold and is said to have a short position in those securities  until delivery occurs.  To make delivery to the purchaser,  the executing broker borrows the securities being sold short on behalf of the seller.  While the short  position is  maintained,  the seller  collateralizes  its  obligation to deliver the securities sold  short in an amount  equal to the  proceeds  of the short  sale  plus an  additional  margin  amount  established  by the Board of
Governors  of the  Federal  Reserve.  If the  Portfolio  engages in a short  sale the  collateral  account  will be  maintained  by the
Portfolio's  custodian.  While the short sale is open the  Portfolio  will  maintain  in a  segregated  custodial  account an amount of securities  convertible  into or exchangeable  for such equivalent  securities at no additional cost. These securities would constitute the Portfolio's long position.

         If the Portfolio sells short  securities  that it owns, any future gains or losses in the Portfolio's  long position should be reduced by a gain or loss in the short  position.  The extent to which such gains or losses are  reduced  would  depend upon the amount of the security sold short relative to the amount the Portfolio owns.  There will be certain  additional  transaction  costs associated with short sales,  but the Portfolio  will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

         Sovereign  Debt  Obligations.  The  Portfolio  may  purchase  sovereign  debt  instruments  issued or  guaranteed  by  foreign governments  or their  agencies,  including  debt of  emerging  market  countries.  Sovereign  debt may be in the form of  conventional securities  or other types of debt  instruments  such as loans or loan  participations.  Sovereign  debt of  developing  countries  may involve a high degree of risk and may present a risk of default or renegotiation or rescheduling of debt payments.

         Portfolio  Turnover.  The Sub-advisor will purchase and sell securities  without regard to the length of time the security has been held and, accordingly, it can be expected that the rate of portfolio turnover may be substantial.

         The  Sub-advisor  intends to purchase a given  security  whenever the  Sub-advisor  believes it will  contribute to the stated
objective of the  Portfolio,  even if the same security has only  recently been sold.  The  Portfolio  will sell a given  security,  no matter  for how long or for how  short a period it has been  held,  and no matter  whether  the sale is at a gain or at a loss,  if the
Sub-advisor  believes that such security is not fulfilling its purpose,  either because,  among other things, it did not live up to the
Sub-advisor's  expectations,  or because it may be replaced with another security  holding greater  promise,  or because it has reached its  optimum  potential,  or because of a change in the  circumstances  of a  particular  company or  industry  or in general  economic conditions, or because of some combination of such reasons.

         When a general  decline in security  prices is  anticipated,  the  Portfolio  may  decrease or  eliminate  entirely its equity position  and  increase  its cash  position,  and when a rise in price levels is  anticipated,  the  Portfolio  may increase its equity position  and decrease its cash  position.  However,  it should be expected  that the  Portfolio  will,  under most  circumstances,  be essentially fully invested in equity securities.

         Since  investment  decisions  are based on the  anticipated  contribution  of the  security  in  question  to the  Portfolio's objectives,  the rate of  portfolio  turnover  is  irrelevant  when the  Sub-advisor  believes  a change is in order to  achieve  those objectives,  and the  Portfolio's  annual  portfolio  turnover rate cannot be  anticipated  and may be  comparatively  high.  Since the
Sub-advisor does not take portfolio  turnover rate into account in making  investment  decisions,  (1) the Sub-advisor has no intention of accomplishing  any particular rate of portfolio  turnover,  whether high or low, and (2) the portfolio  turnover rates should not be considered as a representation of the rates that will be attained in the future.

         Investment Policies Which May Be Changed Without  Shareholder  Approval.  The following  limitations are applicable to the AST
American  Century  International  Growth  Portfolio.  These  limitations are not  "fundamental"  restrictions and may be changed by the
Trustees without shareholder approval.  The Portfolio will not:

         1.       Invest more than 15% of its assets in illiquid investments;

         2.       Invest in the securities of other investment companies except in compliance with the 1940 Act;

         3.       Buy  securities  on margin or sell short (unless it owns or by virtue of its  ownership of other  securities  has the right to obtain securities  equivalent in kind and amount to the securities sold);  however,  the Portfolio may make margin deposits in connection with the use of any financial instrument or any transaction in securities permitted under its investment policies;

         4.       Invest in oil, gas or other mineral leases;

         5.       Invest for control or for management.

AST DeAM International Equity Portfolio:

Investment Objective:  The investment objective of the Portfolio is to seek capital growth.

Investment Policies:

         Options On Stock  Indices and Stocks.  An option is a right to buy or sell a security  at a specified  price  within a limited period of time.  The Portfolio may write  ("sell")  covered call options on any or all of its portfolio  securities.  In addition,  the
Portfolio may purchase options on securities.  The Portfolio may also purchase put and call options on stock indices.

         The Portfolio may write ("sell")  options on any or all of its portfolio  securities and at such time and from time to time as the Sub-advisor  shall determine to be appropriate.  No specified  percentage of the Portfolio's  assets is invested in securities with respect  to which  options  may be  written.  The  extent of the  Portfolio's  option  writing  activities  will vary from time to time depending upon the Sub-advisor's evaluation of market, economic and monetary conditions.

         When the  Portfolio  purchases a security  with  respect to which it intends to write an option,  it is likely that the option will be written  concurrently with or shortly after purchase.  The Portfolio will write an option on a particular  security only if the
Sub-advisor  believes that a liquid  secondary  market will exist on an exchange for options of the same series,  which will permit the
Portfolio to enter into a closing  purchase  transaction  and close out its  position.  If the  Portfolio  desires to sell a particular security on which it has written an option,  it will effect a closing purchase  transaction  prior to or concurrently  with the sale of the security.

         The Portfolio may enter into closing  purchase  transactions  to reduce the percentage of its assets against which options are written,  to realize a profit on a previously  written option, or to enable it to write another option on the underlying  security with either a different exercise price or expiration time or both.

         Options  written by the Portfolio  will normally  have  expiration  dates between three and nine months from the date written.
The exercise  prices of options may be below,  equal to or above the current  market values of the  underlying  securities at the times the options are written.  From time to time for tax and other reasons,  the Portfolio may purchase an underlying  security for delivery in accordance with an exercise notice assigned to it, rather than delivering such security from its portfolio.

         A stock index measures the movement of a certain group of stocks by assigning  relative  values to the stocks  included in the index.  The  Portfolio  purchases  put options on stock  indices to protect  the  portfolio  against  decline in value.  The  Portfolio purchases  call  options on stock  indices to  establish a position in equities as a temporary  substitute  for  purchasing  individual stocks that then may be acquired over the option period in a manner designed to minimize  adverse price  movements.  Purchasing put and call options on stock indices also permits  greater time for  evaluation  of investment  alternatives.  When the  Sub-advisor  believes that the trend of stock prices may be downward,  particularly  for a short period of time, the purchase of put options on stock indices may eliminate the need to sell less liquid  stocks and possibly  repurchase  them later.  The purpose of these  transactions  is not to generate  gain,  but to "hedge"  against  possible  loss.  Therefore,  successful  hedging  activity  will not  produce net gain to the
Portfolio.  Any gain in the price of a call option is likely to be offset by higher  prices the Portfolio  must pay in rising  markets, as cash  reserves  are  invested.  In  declining  markets,  any  increase  in the price of a put option is likely to be offset by lower prices of stocks owned by the Portfolio.

         Transactions  in options are subject to  limitations,  established  by each of the  exchanges  upon which  options are traded, governing  the maximum  number of options  which may be written or held by a single  investor or group of investors  acting in concert, regardless  of whether  the  options  are held in one or more  accounts.  Thus,  the number of options  the  Portfolio  may hold may be affected by options held by other advisory  clients of the  Sub-advisor.  As of the date of this Statement,  the  Sub-advisor  believes that these limitations will not affect the purchase of stock index options by the Portfolio.

         One risk of  holding  a put or a call  option is that if the  option  is not sold or  exercised  prior to its  expiration,  it becomes  worthless.  However,  this risk is limited to the premium paid by the  Portfolio.  Other risks of purchasing  options  include the possibility  that a liquid  secondary  market may not exist at a time when the Portfolio may wish to close out an option  position.
It is also possible that trading in options on stock indices might be halted at a time when the  securities  markets  generally were to remain  open.  In cases where the market value of an issue  supporting a covered call option  exceeds the strike price plus the premium on the call,  the  Portfolio  will lose the right to  appreciation  of the stock for the  duration  of the  option.  For an  additional discussion of options on stock indices and stocks and certain risks involved  therein,  see this  Statement and the Trust's  Prospectus under "Certain Risk Factors and Investment Methods."

         Futures  Contracts.  The Portfolio may enter into futures  contracts (or options thereon) for hedging  purposes.  U.S. futures contracts are traded on exchanges which have been designated  "contract markets" by the Commodity Futures Trading  Commission  ("CFTC")
and must be executed  through a futures  commission  merchant (an "FCM") or brokerage  firm which is a member of the relevant  contract market.  Although  futures  contracts by their terms call for the  delivery or  acquisition  of the  underlying  commodities  or a cash payment based on the value of the underlying  commodities,  in most cases the contractual obligation is offset before the delivery date of the contract by buying,  in the case of a contractual  obligation to sell,  or selling,  in the case of a contractual  obligation to buy, an identical  futures contract on a commodities  exchange.  Such a transaction  cancels the obligation to make or take delivery of the commodities.

         The  acquisition  or sale of a futures  contract  could occur,  for example,  if the Portfolio  held or considered  purchasing equity  securities and sought to protect itself from  fluctuations in prices without buying or selling those  securities.  For example, if prices were expected to decrease,  the Portfolio  could sell equity index futures  contracts,  thereby  hoping to offset a potential decline in the value of equity  securities in the portfolio by a corresponding  increase in the value of the futures contract  position held by the  Portfolio and thereby  prevent the  Portfolio's  net asset value from  declining as much as it otherwise  would have.  The
Portfolio  also could  protect  against  potential  price  declines by selling  portfolio  securities  and  investing  in money  market instruments.  However,  since the futures  market is more liquid than the cash market,  the use of futures  contracts as an  investment technique would allow the Portfolio to maintain a defensive position without having to sell portfolio securities.

         Similarly,  when prices of equity  securities are expected to increase,  futures contracts could be bought to attempt to hedge against the  possibility of having to buy equity  securities at higher prices.  This  technique is sometimes  known as an  anticipatory hedge.  Since the fluctuations in the value of futures contracts should be similar to those of equity  securities,  the Portfolio could take advantage of the potential rise in the value of equity  securities  without buying them until the market had  stabilized.  At that time, the futures contracts could be liquidated and the Portfolio could buy equity securities on the cash market.

         The Portfolio  may also enter into  interest rate and foreign  currency  futures  contracts.  Interest rate futures  contracts currently are traded on a variety of fixed-income  securities,  including  long-term U.S.  Treasury Bonds,  Treasury Notes,  Government
National Mortgage Association modified pass-through  mortgage-backed  securities, U.S. Treasury Bills, bank certificates of deposit and commercial paper.  Foreign currency futures contracts currently are traded on the British pound,  Canadian dollar,  Japanese yen, Swiss franc, West German mark and on Eurodollar deposits.

         The Portfolio  will not, as to any positions,  whether long,  short or a combination  thereof,  enter into futures and options thereon for which the aggregate  initial  margins and premiums exceed 5% of the fair market value of its total assets after taking into account  unrealized  profits and losses on options  entered into.  In the case of an option that is  "in-the-money,"  the  in-the-money amount  may be  excluded  in  computing  such 5%. In  general a call  option on a future is  "in-the-money"  if the value of the future exceeds the exercise  ("strike") price of the call; a put option on a future is  "in-the-money" if the value of the future which is the subject of the put is exceeded by the strike  price of the put.  The  Portfolio  may use  futures and options  thereon  solely for bona fide hedging or for other  non-speculative  purposes.  As to long positions  which are used as part of the  Portfolio's  strategies and are incidental to its  activities in the underlying  cash market,  the  "underlying  commodity  value" of the  Portfolio's  futures and options thereon must not exceed the sum of (i) cash set aside in an identifiable  manner,  or short-term U.S. debt obligations or other dollar-denominated  high-quality,  short-term money  instruments so set aside,  plus sums deposited on margin;  (ii) cash proceeds from existing  investments  due in 30 days; and (iii) accrued profits held at the futures  commission  merchant.  The "underlying  commodity value" of a future is computed by multiplying the size of the future by the daily  settlement  price of the future.  For an option on a future, that value is the underlying commodity value of the future underlying the option.

         Unlike the  situation  in which the  Portfolio  purchases or sells a security,  no price is paid or received by the  Portfolio upon the  purchase or sale of a futures  contract.  Instead,  the  Portfolio is required to deposit in a  segregated  asset  account an amount of cash or qualifying  securities  (currently U.S.  Treasury  bills),  currently in a minimum amount of $15,000.  This is called
"initial  margin." Such initial  margin is in the nature of a performance  bond or good faith deposit on the contract.  However,  since losses on open contracts are required to be reflected in cash in the form of variation margin  payments,  the Portfolio may be required to make additional  payments during the term of a contract to its broker. Such payments would be required,  for example,  where, during the term of an interest rate futures  contract  purchased by the Portfolio,  there was a general  increase in interest  rates,  thereby making the  Portfolio's  securities  less  valuable.  In all  instances  involving the purchase of financial  futures  contracts by the
Portfolio,  an amount of cash together with such other securities as permitted by applicable regulatory  authorities to be utilized for such  purpose,  at least  equal to the market  value of the future  contracts,  will be  deposited  in a  segregated  account  with the
Portfolio's  custodian to  collateralize  the position.  At any time prior to the expiration of a futures  contract,  the Portfolio may elect to close its position by taking an opposite  position  which will operate to terminate  the  Portfolio's  position in the futures contract.

         Because  futures  contracts are generally  settled within a day from the date they are closed out,  compared with a settlement period of three  business days for most types of  securities,  the futures  markets can provide  superior  liquidity to the  securities markets.  Nevertheless,  there is no  assurance  a liquid  secondary  market  will exist for any  particular  futures  contract  at any particular  time. In addition,  futures  exchanges  may establish  daily price  fluctuation  limits for futures  contracts and may halt trading if a  contract's  price moves  upward or downward  more than the limit in a given day. On volatile  trading days when the price fluctuation  limit is reached,  it would be impossible  for the Portfolio to enter into new positions or close out existing  positions.
If the secondary market for a futures contract were not liquid because of price  fluctuation  limits or otherwise,  the Portfolio would not  promptly be able to  liquidate  unfavorable  futures  positions  and  potentially  could be required to continue to hold a futures position until the delivery  date,  regardless of changes in its value.  As a result,  the  Portfolio's  access to other assets held to cover its futures  positions  also could be impaired.  For an  additional  discussion of futures  contracts and certain risks  involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Options on Futures  Contracts.  The Portfolio may purchase put and call options on futures  contracts.  An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying  futures contract,  in the case of a call option, or a "short" position in the underlying  futures  contract,  in the case of a put option, at a fixed exercise price to a stated
expiration  date.  Upon exercise of the option by the holder,  a contract  market  clearing  house  establishes a  corresponding  short position for the writer of the option,  in the case of a call option,  or a corresponding  long position,  in the case of a put option.
In the event  that an option is  exercised,  the  parties  will be  subject  to all the risks  associated  with the  trading of futures contracts, such as payment of variation margin deposits.

         A position in an option on a futures  contract may be  terminated  by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction,  subject to the availability of a liquid secondary market,  which is the purchase or sale of an option of the same series  (i.e.,  the same  exercise  price and  expiration  date) as the option  previously  purchased  or sold.  The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

         An option,  whether  based on a futures  contract,  a stock  index or a  security,  becomes  worthless  to the holder  when it expires.  Upon exercise of an option,  the exchange or contract  market  clearing house assigns  exercise  notices on a random basis to those of its members  which have  written  options of the same series and with the same  expiration  date. A brokerage  firm  receiving such  notices  then  assigns  them on a random  basis to those of its  customers  which have  written  options  of the same  series and expiration  date. A writer  therefore  has no control  over  whether an option will be exercised  against it, nor over the time of such exercise.

         The  purchase  of a call  option on a futures  contract  is similar in some  respects  to the  purchase of a call option on an individual  security.  See "Options on Foreign  Currencies" below.  Depending on the pricing of the option compared to either the price of the futures  contract upon which it is based or the price of the  underlying  instrument,  ownership of the option may or may not be less risky than ownership of the futures contract or the underlying  instrument.  As with the purchase of futures  contracts,  when the
Portfolio is not fully  invested it could buy a call option on a futures  contract to hedge against a market  advance.  The purchase of a put option on a futures  contract is similar in some  respects to the purchase of  protective  put options on  portfolio  securities.
For example,  the Portfolio would be able to buy a put option on a futures contract to hedge the Portfolio  against the risk of falling prices.  For an additional  discussion of options on futures contracts and certain risks involved  therein,  see this Statement and the
Trust's Prospectus under "Certain Risks Factors and Investment Methods."

         Options on Foreign  Currencies.  The  Portfolio  may buy and sell  options on foreign  currencies  for  hedging  purposes in a manner similar to that in which futures on foreign  currencies  would be utilized.  For example,  a decline in the U.S. dollar value of a foreign currency in which portfolio  securities are denominated would reduce the U.S. dollar value of such securities,  even if their value in the foreign currency  remained  constant.  In order to protect against such diminutions in the value of portfolio  securities, the Portfolio  could buy put options on the foreign  currency.  If the value of the currency  declines,  the  Portfolio  would have the right to sell such currency for a fixed amount in U.S.  dollars and would thereby  offset,  in whole or in part,  the adverse effect on the Portfolio  which  otherwise  would have resulted.  Conversely,  when a rise is projected in the U.S.  dollar value of a currency in which securities to be acquired are denominated,  thereby increasing the cost of such securities,  the Portfolio could buy call options thereon.  The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates.

         Options on foreign  currencies  traded on national  securities  exchanges are within the  jurisdiction  of the  Securities and
Exchange  Commission (the "SEC"), as are other securities traded on such exchanges.  As a result,  many of the protections  provided to traders on organized  exchanges  will be available  with respect to such  transactions.  In  particular,  all foreign  currency  option positions  entered into on a national  securities  exchange are cleared and  guaranteed by the Options  Clearing  Corporation  ("OCC"), thereby  reducing the risk of counterparty  default.  Further,  a liquid  secondary  market in options traded on a national  securities exchange may be more readily  available than in the  over-the-counter  market,  potentially  permitting the Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

         The purchase and sale of exchange-traded  foreign currency options,  however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding  adverse market  movements,  margining of options written,  the nature of the foreign  currency  market,  possible  intervention  by governmental  authorities,  and the effects of other political and
economic  events.  In  addition,   exchange-traded   options  on  foreign  currencies  involve  certain  risks  not  presented  by  the over-the-counter  market.  For example,  exercise and  settlement of such options must be made  exclusively  through the OCC, which has established  banking  relationships in applicable  foreign countries for this purpose.  As a result, the OCC may, if it determines that foreign governmental  restrictions or taxes would prevent the orderly settlement of foreign currency option exercises,  or would result in undue burdens on the OCC or its clearing member,  impose special  procedures on exercise and settlement,  such as technical  changes in the mechanics of delivery of currency, the fixing of dollar settlement prices, or prohibitions on exercise.

         Risk  Factors of Investing in Futures and  Options.  The  successful  use of the  investment  practices  described  above with respect to futures  contracts,  options on futures contracts,  and options on securities  indices,  securities,  and foreign currencies draws upon  skills and  experience  which are  different  from those  needed to select  the other  instruments  in which the  Portfolio invests.  Should  interest or exchange  rates or the prices of  securities  or financial  indices  move in an  unexpected  manner,  the
Portfolio  may not achieve the desired  benefits of futures and options or may realize  losses and thus be in a worse  position than if such  strategies  had not been used.  Unlike many  exchange-traded  futures  contracts and options on futures  contracts,  there are no daily price  fluctuation  limits with respect to options on currencies  and  negotiated or  over-the-counter  instruments,  and adverse market  movements  could  therefore  continue to an  unlimited  extent over a period of time.  In  addition,  the  correlation  between movements in the price of the securities and  currencies  hedged or used for cover will not be perfect and could produce  unanticipated losses.

         The Portfolio's  ability to dispose of its positions in the foregoing  instruments  will depend on the  availability of liquid markets in the  instruments.  Markets in a number of the  instruments  are relatively new and still  developing and it is impossible to predict the amount of trading  interest that may exist in those  instruments in the future.  Particular risks exist with respect to the use of each of the foregoing  instruments  and could result in such adverse  consequences  to the Portfolio as the possible loss of the entire  premium paid for an option bought by the Portfolio and the possible need to defer closing out positions in certain  instruments to avoid adverse tax  consequences.  As a result,  no assurance can be given that the Portfolio  will be able to use those  instruments effectively for the purposes set forth above.

         In addition,  options on U.S. Government securities,  futures contracts,  options on futures contracts,  forward contracts and options on foreign  currencies may be traded on foreign  exchanges and  over-the-counter  in foreign  countries.  Such transactions are subject to the risk of  governmental  actions  affecting  trading in or the prices of foreign  currencies or  securities.  The value of such positions also could be affected adversely by (i) other complex foreign political and economic factors,  (ii) lesser  availability than in the United  States of data on which to make trading  decisions,  (iii) delays in the  Portfolio's  ability to act upon economic events  occurring in foreign  markets  during  nonbusiness  hours in the United States,  (iv) the imposition of different  exercise and settlement  terms and  procedures and margin  requirements  than in the United States,  and (v) low trading  volume.  For an additional discussion  of certain  risks  involved in  investing in futures and  options,  see this  Statement  and the Trust's  Prospectus  under
"Certain Risk Factors and Investment Methods."

         Foreign  Securities.  Investments in foreign  countries  involve  certain risks which are not typically  associated  with U.S.
investments.  For a discussion of certain risks  involved in foreign  investing,  see this Statement and the Trust's  Prospectus  under
"Certain Risk Factors and Investment Methods."

         Forward  Contracts  for  Purchase or Sale of Foreign  Currencies.  The  Portfolio  generally  conducts  its  foreign  currency exchange  transactions  on a spot (i.e.,  cash) basis at the spot rate prevailing in the foreign  exchange  currency  market.  When the
Portfolio  purchases or sells a security  denominated in a foreign  currency,  it may enter into a forward  foreign  currency  contract
("forward  contract")  for the  purchase or sale,  for a fixed  amount of dollars,  of the amount of foreign  currency  involved in the underlying  security  transaction.  A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed  number of days from the date of the  contract  agreed  upon by the  parties,  at a price set at the time of the contract.  The  Portfolio  generally  will not enter into forward  contracts  with a term greater  than one year.  In this manner,  the
Portfolio may obtain  protection  against a possible loss resulting from an adverse change in the relationship  between the U.S. dollar and the foreign  currency  during the period between the date the security is purchased or sold and the date upon which payment is made or received.  Although  such  contracts  tend to minimize the risk of loss due to the decline in the value of the hedged  currency,  at the same time they tend to limit any  potential  gain which might result  should the value of such  currency  increase.  The  Portfolio will not speculate in forward contracts.

         Forward  contracts are traded in the interbank  market  conducted  directly between currency traders (usually large commercial banks) and their customers.  Generally a forward contract has no deposit  requirement,  and no commissions are charged at any stage for trades.  Although  foreign  exchange  dealers do not charge a fee for  conversion,  they do  realize a profit  based on the  difference between the prices at which they buy and sell  various  currencies.  When the  Sub-advisor  believes  that the currency of a particular foreign country may suffer a substantial  decline against the U.S. dollar (or sometimes  against another  currency),  the Portfolio may enter into a forward contract to sell, for a fixed dollar or other currency amount,  foreign currency  approximating  the value of some or all of the Portfolio's  securities  denominated in that currency.  In addition,  the Portfolio may engage in "proxy-hedging,"  i.e., entering into forward contracts to sell a different  foreign currency than the one in which the underlying  investments are denominated with the  expectation  that the value of the hedged  currency will correlate with the value of the underlying  currency.  The Portfolio will not enter into  forward  contracts or maintain a net exposure to such  contracts  where the  fulfillment  of the  contracts  would require the Portfolio to deliver an amount of foreign  currency or a proxy currency in excess of the value of its portfolio  securities or other assets denominated in the currency being hedged.  Forward contracts may, from time to time, be considered  illiquid,  in which case they would be subject to the Portfolio's limitation on investing in illiquid securities.

         At the consummation of a forward contract for delivery by the Portfolio of a foreign  currency,  the Portfolio may either make delivery of the foreign  currency or terminate its contractual  obligation to deliver the foreign  currency by purchasing an offsetting contract  obligating it to purchase,  at the same maturity date, the same amount of the foreign  currency.  If the Portfolio chooses to make  delivery  of the  foreign  currency,  it may be  required  to obtain  such  currency  through  the sale of  portfolio  securities denominated in such currency or through conversion of other Portfolio assets into such currency.

         Dealings  in  forward  contracts  by the  Portfolio  will be limited  to the  transactions  described  above.  Of course,  the
Portfolio is not required to enter into such  transactions with regard to its foreign  currency-denominated  securities and will not do so  unless  deemed  appropriate  by the  Sub-advisor.  It also  should be  realized  that this  method of  protecting  the value of the
Portfolio's  securities  against a decline in the value of a currency does not eliminate  fluctuations in the underlying  prices of the securities.  It simply  establishes  a rate of exchange  which can be achieved at some  future  point in time.  Additionally,  although such  contracts  tend to minimize the risk of loss due to the decline in the value of the hedged  currency,  at the same time they tend to limit any  potential  gain which might result should the value of such currency  increase.  For an additional  discussion of forward foreign  currency  contracts and certain risks  involved  therein,  see this Statement and the Trust's  Prospectus  under "Certain Risk
Factors and Investment Methods."

         Securities  That Are Not Readily  Marketable.  The Portfolio may invest up to 15% of the value of its net assets,  measured at the time of investment,  in investments  that are not readily  marketable.  As security which is not "readily  marketable" is generally considered  to be a security  that cannot be disposed of within  seven days in the  ordinary  course of business at  approximately  the amount  at which it is  valued.  The  Portfolio  may  invest  in  restricted  securities,  subject  to the  foregoing  15%  limitation.
"Restricted"  securities generally include securities that are not registered under the Securities Act of 1933 (the "1933 Act") and are subject to legal or contractual  restrictions  upon resale.  Restricted  securities  nevertheless  may be "readily  marketable" and can often be sold in privately negotiated transactions or in a registered public offering.

         The  Portfolio  may not be able to  dispose  of a  security  that is not  "readily  marketable"  at the time  desired  or at a reasonable  price. In addition,  in order to resell such a security,  the Portfolio might have to bear the expense and incur the delays associated  with  effecting  registration.  In purchasing  such  securities,  the Portfolio  does not intend to engage in  underwriting activities,  except to the extent the  Portfolio  may be deemed to be a statutory  underwriter  under the 1933 Act in disposing of such securities.

         Rule 144A  Securities.  In recent  years,  a large  institutional  market has developed  for certain  securities  that are not registered under the 1933 Act.  Institutional  investors  generally will not seek to sell these instruments to the general public,  but instead will often depend on an efficient  institutional  market in which such  unregistered  securities can readily be resold or on an issuer's  ability to honor a demand for repayment.  Therefore,  the fact that there are contractual or legal  restrictions on resale to the general public or certain institutions is not dispositive of the liquidity or such investments.

         Rule 144A  under the 1933 Act,  establishes  a "safe  harbor"  from the  registration  of the 1933 Act for  resales of certain securities  to  qualified  institutional  buyers.  The  Portfolio  may  invest in Rule 144A  securities  that may or may not be readily marketable.  Rule 144A securities are readily  marketable if  institutional  markets for the securities  develop  pursuant to Rule 144A that provide both readily  ascertainable  values for the  securities and the ability to liquidate the  securities  when  liquidation is deemed  necessary or advisable.  However,  an insufficient  number of qualified  institutional  buyers  interested in purchasing a Rule
144A security held by the  Portfolio  could affect  adversely the  marketability  of the security.  In such an instance,  the Portfolio might be unable to dispose of the security promptly or at reasonable prices.

         Lower-Rated  or  Unrated  Fixed-Income  Securities.  The  Portfolio  may invest up to 5% of its total  assets in  fixed-income securities  which are unrated or are rated below  investment grade either at the time of purchase or as a result of reduction in rating after  purchase.  (This  limitation  does not apply to  convertible  securities  and preferred  stocks.)  Investments in lower-rated or unrated  securities  are generally  considered  to be of high risk.  These debt  securities,  commonly  referred to as junk bonds,  are generally  subject to two kinds of risk,  credit  risk and  market  risk.  Credit  risk  relates  to the  ability of the issuer to meet interest  or  principal  payments,  or both,  as they come due.  The  ratings  given a security  by  Moody's  Investors  Service,  Inc.
("Moody's")  and Standard & Poor's  ("S&P")  provide a generally  useful guide as to such credit risk.  For a description of securities ratings,  see the Appendix to this Statement.  The lower the rating given a security by a rating  service,  the greater the credit risk such rating  service  perceives to exist with respect to the security.  Increasing  the amount of the  Portfolio's  assets  invested in unrated or lower grade  securities,  while  intended to increase the yield  produced by those  assets,  will also  increase the risk to which those assets are subject.

         Market risk relates to the fact that the market values of debt  securities in which the Portfolio  invests  generally  will be affected  by changes in the level of interest  rates.  An  increase  in  interest  rates will tend to reduce the market  values of such securities,  whereas a decline in interest  rates will tend to increase their values.  Medium and  lower-rated  securities  (Baa or BBB and lower) and non-rated  securities of comparable  quality tend to be subject to wider  fluctuations  in yields and market values than higher rated securities and may have  speculative  characteristics.  In order to decrease the risk in investing in debt securities,  in no event will the Portfolio  ever invest in a debt security  rated below B by Moody's or by S&P. Of course,  relying in part on ratings assigned by credit  agencies in making  investments  will not protect the  Portfolio  from the risk that the  securities  in which they invest will decline in value, since credit ratings represent  evaluations of the safety of principal,  dividend,  and interest payments on debt  securities,  and not the market  values of such  securities,  and such ratings may not be changed on a timely basis to reflect subsequent events.

         Because  investment  in medium and  lower-rated  securities  involves  greater  credit risk,  achievement  of the  Portfolio's investment  objective may be more dependent on the  Sub-advisor's  own credit analysis than is the case for funds that do not invest in such  securities.  In addition,  the share price and yield of the Portfolio may fluctuate  more than in the case of funds  investing in higher quality,  shorter term securities.  Moreover,  a significant economic downturn or major increase in interest rates may result in issuers of lower-rated  securities  experiencing  increased  financial  stress,  which would adversely  affect their ability to service their principal,  dividend, and interest obligations,  meet projected business goals, and obtain additional financing.  In this regard, it should be noted that while the market for high  yield debt  securities  has been in  existence  for many years and from time to time has  experienced  economic  downturns in recent years,  this market has involved a  significant  increase in the use of high yield debt securities to fund highly  leveraged  corporate  acquisitions  and  restructurings.  Past  experience  may not,  therefore,  provide an accurate  indication  of future  performance  of the high  yield debt  securities  market,  particularly  during  periods  of  economic recession.  Furthermore,  expenses  incurred in recovering an investment in a defaulted  security may adversely  affect the Portfolio's net asset value.  Finally,  while the  Sub-advisor  attempts to limit  purchases of medium and  lower-rated  securities  to  securities having an  established  secondary  market,  the  secondary  market for such  securities  may be less  liquid than the market for higher quality  securities.  The reduced  liquidity of the secondary  market for such securities may adversely affect the market price of, and ability of the Portfolio to value,  particular  securities at certain  times,  thereby  making it difficult to make specific  valuation determinations.  The Portfolio does not invest in any medium and lower-rated  securities which present special tax  consequences,  such as zero-coupon  bonds or pay-in-kind  bonds.  For an additional  discussion of certain risks  involved in lower-rated  securities,  see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         The Sub-advisor  seeks to reduce the overall risks associated with the Portfolio's  investments  through  diversification  and consideration of factors affecting the value of securities it considers  relevant.  No assurance can be given,  however,  regarding the degree of success that will be achieved in this regard or that the Portfolio will achieve its investment objective.

         Convertible  Securities.  The Portfolio may buy  securities  convertible  into common stock if, for example,  the  Sub-advisor believes that a company's convertible  securities are undervalued in the market.  Convertible  securities eligible for purchase include convertible  bonds,  convertible  preferred  stocks,  and warrants.  A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specific amount of the  corporation's  capital stock at a set price for a specified  period of time.
Warrants  do not  represent  ownership  of the  securities,  but only the right to buy the  securities.  The prices of  warrants do not necessarily move parallel to the prices of underlying  securities.  Warrants may be considered  speculative in that they have no voting rights,  pay no dividends,  and have no rights with respect to the assets of a corporation  issuing them. Warrant positions will not be used to increase  the  leverage  of the  Portfolio;  consequently,  warrant  positions  are  generally  accompanied  by cash  positions equivalent to the required exercise amount.

         Temporary  Defensive  Investments.  Up to 100% of the assets of the Portfolio may be invested  temporarily in U.S.  government obligations,  commercial paper, bank obligations,  repurchase agreements,  negotiable U.S.  dollar-denominated  obligations of domestic and foreign  branches of U.S.  depository  institutions,  U.S.  branches of foreign  depository  institutions,  and foreign  depository institutions,  in cash, or in other cash  equivalents,  if the  Sub-advisor  determines it to be appropriate  for purposes of enhancing liquidity or preserving capital in light of prevailing market or economic  conditions.  U.S.  government  obligations  include Treasury bills, notes and bonds, and issues of United States agencies,  authorities and  instrumentalities.  Some government  obligations,  such as  Government  National  Mortgage  Association  pass-through  certificates,  are  supported by the full faith and credit of the United
States  Treasury.  Other  obligations,  such as securities of the Federal Home Loan Banks,  are supported by the right of the issuer to borrow  from the United  States  Treasury;  and  others,  such as bonds  issued by Federal  National  Mortgage  Association  (a private corporation),  are  supported  only by the  credit of the  agency,  authority  or  instrumentality.  The  Portfolio  also may invest in obligations  issued by the  International  Bank for  Reconstruction  and Development  (IBRD or "World Bank").  For more  information on mortgage-backed securities, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Investment Policies Which May be Changed Without  Shareholder  Approval.  The following  limitations are applicable to the AST
DeAM  International  Equity  Portfolio.  These  limitations  are not  "fundamental"  restrictions,  and may be changed by the  Trustees without shareholder approval.  The Portfolio will not:

         1.       Change its policy to invest at least 80% of the value of its assets in equity  securities  unless it provides 60 days prior written notice to its shareholders.

         2.       Invest more than 15% of the market value of its net assets in securities which are not readily marketable,  including repurchase agreements maturing in over seven days;

         3.       Purchase securities of other investment companies except in compliance with the 1940 Act;

         4.       Invest in companies for the purpose of exercising control or management.

         5.       Purchase any securities on margin except to obtain such  short-term  credits as may be necessary for the clearance of transactions  (and provided that margin  payments and other deposits in connection with  transactions  in options,  futures and forward contracts shall not be deemed to constitute purchasing securities on margin); or

         6.       Sell securities short.

         In addition,  in periods of uncertain  market and economic  conditions,  as determined by the  Sub-advisor,  the Portfolio may depart from its basic investment  objective and assume a defensive position with up to 100% of its assets temporarily  invested in high quality corporate bonds or notes and government issues, or held in cash.

         If a percentage  restriction  is adhered to at the time of investment,  a later increase or decrease in percentage  beyond the specified limit that results from a change in values or net assets will not be considered a violation.

AST MFS Global Equity Portfolio:

Investment Objective: The investment objective of the Portfolio is capital growth.

Investment Policies:

         U.S. Government  Securities.  The Portfolio may invest in U.S. Government  securities including (i) U.S. Treasury obligations, all of which are backed by the full faith and credit of the U.S.  Government  and (ii) U.S.  Government  securities,  some of which are backed by the full faith and credit of the U.S. Treasury,  e.g., direct  pass-through  certificates of the Government National Mortgage
Association  ("GNMA");  some of which are  backed  only by the credit of the issuer  itself,  e.g.,  obligations  of the  Student  Loan
Marketing Association;  and some of which are supported by the discretionary  authority of the U.S. Government to purchase the agency's obligations, e.g., obligations of the Federal National Mortgage Association ("FNMA").

         U.S.  Government  securities also include interest in trust or other entities  representing  interests in obligations that are issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities.

         Equity  Securities.  The  Portfolio may invest in all types of equity  securities,  including the  following:  common  stocks, preferred stocks and preference stocks;  securities such as bonds,  warrants or rights that are convertible into stocks; and depositary receipts for those securities.  These securities may be listed on securities exchanges,  traded in various  over-the-counter markets or have no organized market.

         Foreign  Securities.   The  Portfolio  may  invest  in  dollar-denominated  and  non-dollar  denominated  foreign  securities.
Investing in  securities  of foreign  issuers  generally  involves  risks not  ordinarily  associated  with  investing in securities of domestic issuers.  For a discussion of the risks involved in foreign  securities,  see this Statement and the Trust's  Prospectus under
"Certain Risk Factors and Investment Methods."

         Depositary  Receipts.  The Portfolio may invest in American Depositary Receipts ("ADRs"),  Global Depositary Receipts ("GDRs")
and other  types of  depositary  receipts.  ADRs are  certificates  by a U.S.  depository  (usually a bank) and  represent  a specified quantity  of  shares of an  underlying  non-U.S.  stock on  deposit  with a  custodian  bank as  collateral.  GDRs and  other  types of depositary  receipts are typically issued by foreign banks or trust companies and evidence  ownership of underlying  securities  issued by either a foreign or a U.S.  company.  For the purposes of the  Portfolio's  policy to invest a certain  percentage  of its assets in foreign  securities,  the  investments  of the  Portfolio  in ADRs,  GDRs and  other  types of  depositary  receipts  are  deemed to be investments in the underlying securities.

         ADRs may be sponsored or  unsponsored.  A sponsored  ADR is issued by a depositary  which has an exclusive  relationship  with the issuer of the underlying  security.  An unsponsored ADR may be issued by any number of U.S.  depositories.  Under the terms of most sponsored  arrangements,  depositories  agree to distribute  notices of shareholder  meetings and voting  instructions,  and to provide shareholder  communications  and other  information  to the ADR holders at the request of the issuer of the deposited  securities.  The depositary of an  unsponsored  ADR, on the other hand, is under no obligation to distribute  shareholder  communications  received from the issuer of the deposited  securities or to pass through  voting  rights to ADR holders in respect of the deposited  securities.  The
Portfolio  may invest in either type of ADR.  Although the U.S.  investor  holds a substitute  receipt of ownership  rather than direct stock  certificates,  the use of the depositary  receipts in the United Sates can reduce costs and delays as well as potential currency exchange and other  difficulties.  The  Portfolio may purchase  securities in local markets and direct  delivery of these shares to the local  depositary of an ADR agent bank in the foreign  country.  Simultaneously,  the ADR agents create a certificate  which settles at the  Portfolio's  custodian in five days.  The Portfolio may also execute  trades on the U.S.  markets using  existing  ADRs. A foreign issuer of the  security  underlying  an ADR is  generally  not subject to the same  reporting  requirements  in the United  States as a domestic  issuer.  Accordingly,  information  available to a U.S.  investor will be limited to the  information  the foreign  issuer is required to disclose in its country and the market value of an ADR may not reflect  undisclosed  material  information  concerning  the issuer of the  underlying  security.  ADRs may also be  subject  to  exchange  rate  risks if the  underlying  foreign  securities  are denominated in a foreign currency.

         Emerging  Markets.  The  Portfolio may invest in securities of  government,  government-related,  supranational  and corporate issuers located in emerging markets.  Such investments entail significant risks as described below.

         Company Debt.  Governments of many emerging  market  countries have exercised and continue to exercise  substantial  influence over many aspects of the private  sector  through the  ownership  or control of many  companies,  including  some of the largest in any given  country.  As a result,  government  actions in the future could have a  significant  effect on economic  conditions  in emerging markets,  which in turn, may adversely  affect  companies in the private  sector,  general  market  conditions and prices and yields of certain of the securities in the Portfolio's portfolio.  Expropriation,  confiscatory taxation,  nationalization,  political,  economic or social  instability or other similar  developments  have occurred  frequently over the history of certain emerging markets and could adversely affect the Portfolio's assets should these conditions recur.

         Foreign  currencies.  Some emerging  market  countries may have managed  currencies,  which are not free floating  against the
U.S.  dollar.  In addition,  there is risk that certain  emerging market countries may restrict the free conversion of their currencies into other currencies.  Further,  certain emerging market  currencies may not be  internationally  traded.  Certain of these currencies have  experienced  a steep  devaluation  relative  to the U.S.  dollar.  Any  devaluations  in the  currencies  in which a  Portfolio's portfolio securities are denominated may have a detrimental impact on the Portfolio's net asset value.

         Inflation.  Many emerging markets have  experienced  substantial,  and in some periods  extremely high, rates of inflation for many years.  Inflation and rapid  fluctuations  in inflation  rates have had and may continue to have adverse  effects on the economies and securities  markets of certain emerging market  countries.  In an attempt to control  inflation,  wage and price controls have been imposed in certain  countries.  Of these countries,  some, in recent years,  have begun to control  inflation  through prudent economic policies.

         Liquidity;  Trading  Volume;  Regulatory  Oversight.  The securities  markets of emerging market  countries are  substantially smaller,  less  developed,  less liquid and more volatile  than the major  securities  markets in the U.S.  Disclosure  and  regulatory standards are in many respects less  stringent than U.S.  standards.  Furthermore , there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets.

         The limited size of many emerging  market  securities  markets and limited trading volume in the securities of emerging market issuers  compared  to volume of trading in the  securities  of U.S.  issuers  could cause  prices to be erratic for reasons  apart from factors that affect the soundness and  competitiveness  of the securities  issuers.  For example,  limited market size may cause prices to be unduly  influenced by traders who control large positions.  Adverse  publicity and investors'  perceptions,  whether or not based on in-depth fundamental analysis, may decrease the value and liquidity of portfolio securities.

         The risk also exists that an emergency  situations may arise in one or more emerging markets,  as a result of which trading of securities may cease or may be  substantially  curtailed and prices for the  Portfolio's  securities in such markets may not be readily available.  The Portfolio may suspend  redemption of its shares for any period during which an emergency  exists,  as determined by the
SEC. If market  prices are not readily  available,  the  Portfolio's  securities  in the affected  markets will be valued at fair value determined in good faith by or under the direction of the Board of Trustee.

         Withholding.  Income  from  securities  held by the  Portfolio  could be reduced by a  withholding  tax on the source or other taxes imposed by the emerging  market  countries in which the Portfolio  makes its  investments.  The  Portfolio's  net asset value may also be affected by changes in the rates or methods of taxation  applicable  to the Portfolio or to entities in which the Portfolio has invested.  The Sub-advisor will consider the cost of any taxes in determining  whether to acquire any particular  investments,  but can provide no assurance that the taxes will not be subject to change.

         Forward  Contracts.  The Portfolio may enter into  contracts for the purchase or sale of a specific  currency at a future date at a price at the time the contract is entered  into (a "Forward  Contract"),  for hedging  purposes  (e.g.,  to protect its current or intended investments from fluctuations in currency exchange rates) as well as for non-hedging purposes.

         The Portfolio  does not presently  intend to hold Forward  Contracts  entered into until  maturity,  at which time it would be required to deliver or accept  delivery of the  underlying  currency,  but will seek in most  instances to close out  positions in such
Contracts by entering into  offsetting  transactions,  which will serve to fix the  Portfolio's  profit or loss based upon the value of the Contracts at the time the offsetting transactions is executed.

         The Portfolio will also enter into transactions in Forward  Contracts for other than hedging purposes,  which presents greater profit  potential but also involves  increased  risk.  For example,  the  Portfolio  may purchase a given  foreign  currency  through a
Forward  Contract  if, in the  judgement  of the  Sub-advisor,  the value of such  currency is  expected  to rise  relative to the U.S.
dollar.  Conversely,  the Portfolio may sell the currency  through a Forward  Contract if the Sub-advisor  believes that its value will decline relative to the dollar.

         For an additional  discussion of Forward  Contracts see this Statement and the Trust's  Prospectus under "Certain Risk Factors and Investment Methods."

         Futures  Contracts.  The Portfolio may purchase and sell futures  contracts  ("Future  Contracts") on stock  indices,  foreign currencies,  interest rates or interest-rate  related  instruments,  indices or foreign  currencies or commodities.  The Portfolio also may  purchase and sell  Futures  Contracts on foreign or domestic  fixed  income  securities  or indices of such  securities  including municipal  bond indices and any other indices of foreign or domestic  fixed income  securities  that may become  available for trading.
Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law.

         Futures  Contracts differ from options in that they are bilateral  agreements,  with both the purchaser and the seller equally obligated to complete the  transaction.  Futures  Contracts call for settlement  only on the expiration date and cannot be exercised at any other time during their term.

         Purchases or sales of stock index futures  contracts are used to attempt to protect the Portfolio's  current or intended stock investments  from  broad  fluctuations  in stock  prices.  For  example,  the  Portfolio  may sell stock  index  futures  contracts  in anticipations  of or during market decline to attempt to offset the decrease in market value of the  Portfolio's  securities  portfolio that might otherwise  result.  If such decline occurs,  the loss in value of portfolio  securities may be offset,  in whole or in part, by gains on the futures  position.  When the Portfolio is not fully  invested in the  securities  market and  anticipates a significant market  advance,  it may purchase  stock index  futures in order to gain rapid market  exposure  that may, in part or entirely,  offset increases in the cost of securities that the Portfolio  intends to purchase.  As such purchases are made, the  corresponding  positions in stock index futures  contracts  will be closed out. In a substantial  majority of these  transactions,  the Portfolio  will purchase such  securities  upon  termination  of the futures  position,  but under unusual  market  conditions,  a long futures  position may be terminated without a related purchase of securities.

         The  Portfolio  may purchase and sell foreign  currency  futures  contracts  for hedging  purposes,  to attempt to protect its current or intended  investments  from  fluctuations in currency  exchange rates.  Such  fluctuations  could reduce the dollar value of portfolio securities  denominated in foreign currencies,  or increase the dollar cost of  foreign-denominated  securities,  or increase the dollar cost of  foreign-denominated  securities to be acquired,  even if the value of such  securities  in the  currencies in which they are denominated  remains constant.  The Portfolio may sell futures contracts on a foreign  currency,  for example,  where it holds securities  denominated  in such currency and it  anticipates a decline in the value of such  currency  relative to the dollar.  In the event such decline occurs,  the resulting adverse effect on the value of  foreign-denominated  securities may be offset, in whole or in part, by gains on the futures contracts.

         Conversely,  the Portfolio  could protect against a rise in the dollar cost of  foreign-denominated  securities to be acquired by  purchasing  futures  contracts on the relevant  security,  which could  offset,  in whole or in part,  the  increased  cost of such securities  resulting from the rise in the dollar value of the underlying  currencies.  Where the Portfolio purchases futures contracts under such circumstances,  however,  and the prices of securities to be acquired instead decline,  the Portfolio will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

         For further information on Futures Contracts, see this Statement under "Certain Risk Factors and Investment Methods."

         Investment in Other  Investment  Companies.  The Portfolio may invest in other investment  companies,  including both open-end and closed-end  companies.  Investments in closed-end  investment  companies may involve the payment of substantial  premiums above the value of such investment companies' portfolio securities.

         Options.  The Portfolio may invest in the  following  types of options,  which  involves the risks  described  below under the caption "Risk Factors."

         Options  on  Foreign  Currencies.  The  Portfolio  may  purchase  and write  options on foreign  currencies  for  hedging  and non-hedging  purposes in a manner  similar to that in which Futures  Contracts on foreign  currencies,  or Forward  Contracts,  will be utilized.  For  example,  where a rise in the dollar  value of a  currency  in which  securities  to be  acquired  are  denominated  is projected,  thereby  increasing  the cost of such  securities,  the Portfolio may purchase call options  thereon.  The purchase of such options could offset, at least partially, the effect of the adverse movements in exchange rates.

         Similarly,  instead of purchasing a call option to hedge against an  anticipated  increase in the dollar cost of securities to be acquired,  the  Portfolio  could write a put option on the relevant  currency  which,  if rates move in the manner  projected,  will expire  unexercised  and allow the Portfolio to hedge such increased  cost up to the amount of the premium.  Foreign  currency  options written by the Portfolio will generally be covered in a manner similar to the covering of other types of options.

         Options on Futures  Contracts.  The Portfolio  may also  purchase and write options to buy or sell those Futures  Contracts in which it may invest as described  above under "Futures  Contracts."  Such investment  strategies will be used for hedging  purposes and for non-hedging purposes, subject to applicable law.

         Options on  Futures  Contracts  that are  written or  purchased  by the  Portfolio  on U.S.  Exchanges  are traded on the same contract market as the underlying  Futures  Contract,  and, like Futures  Contracts,  are subject to the regulation by the CFTC and the performance  guarantee of the exchange  clearinghouse.  In addition,  Options on Futures Contracts may be traded on foreign  exchanges.
The Portfolio may cover the writing of call Options on Futures  Contracts (a) through  purchases of the  underlying  Futures  Contract,
(b) through ownership of the instrument,  or instruments  included in the index,  underlying the Futures  Contract,  or (c) through the holding of a call on the same Futures  Contract and in the same  principal  amount as the call written where the exercise  price of the call held (i) is equal to or less than the exercise  price of the call  written or (ii) is greater than the exercise  price of the call written if the  Portfolio  owns liquid and  unencumbered  assets equal to the  difference.  The  Portfolio may cover the writing of put
Options  on Futures  Contracts  (a)  through  sales of the  underlying  Futures  Contract,  (b)  through  the  ownership  of liquid and unencumbered  assets equal to the value of the security or index underlying the Futures  Contract,  or (c) through the holding of a put on the same  Futures  Contract and in the same  principal  amount as the put written  where the  exercise  price of the put held (i) is equal to or  greater  than the  exercise  price of the put  written or where the  exercise  price of the put held (ii) is less than the exercise price of the put written if the Portfolio owns liquid and  unencumbered  assets equal to the difference.  Put and call Options on Futures  Contracts  may also be covered in such other  manner as may be in  accordance  with the rules of the  exchange on which the option is traded  and  applicable  laws and  regulations.  Upon the  exercise  of a call  Option on a Futures  Contract  written by the
Portfolio,  the Portfolio will be required to sell the underlying  Futures  Contract which, if the Portfolio has covered its obligation through the  purchase of such  Contract,  will serve to  liquidate  its futures  position.  Similarly,  where a put Option on a Futures
Contract  written by the Portfolio is exercised,  the Portfolio will be required to purchase the underlying  Futures Contract which, if the Portfolio has covered its obligation through the sale of such Contract, will close out its futures position.

         Depending on the degree of correlation  between changes in the value of its portfolio  securities and the changes in the value of its  futures  positions,  the  Portfolio's  losses  from  existing  Options on Futures  Contracts  may to some  extent be reduced or increased by changes in the value of portfolio securities.

         Options on  Securities.  The Portfolio may write (sell)  covered put and call options,  and purchase put and call options,  on securities.

         A call option  written by the  Portfolio  is  "covered"  if the  Portfolio  owns the  security  underlying  the call or has an absolute and immediate right to acquire that security without  additional cash  consideration (or for additional cash  consideration if the Portfolio  owns liquid and  unencumbered  assets equal to the amount of cash  consideration)  upon  conversion or exchange of other securities  held in its  portfolio.  A call option is also covered if the  Portfolio  holds a call on the same security and in the same principal  amount as the call written where the exercise  price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the Portfolio owns liquid and  unencumbered  assets equal to the difference.  If the portfolio  writes a put option it must segregate  liquid and  unencumbered  assets with a value equal to the exercise price,  or else holds a put on the same security and in the same principal  amount as the put written where the exercise price of the put held is equal to or greater than the exercise  price of the put written or where the exercise  price of the put held is less than the exercise  price of the put written if the  Portfolio  owns liquid and  unencumbered  assets equal to the  difference.  Put and call options  written by the Portfolio may also be covered in such other manner as may be in accordance  with the  requirements  of the exchange on which, or the counterparty with which, the option is traded, and applicable laws and regulations.

         Effecting a closing  transaction  in the case of a written call option will permit the  Portfolio to write another call option on the underlying  security with either a different  exercise price or expiration  date or both, or in the case of a written put option will permit the  Portfolio to write  another put option to the extent that the  Portfolio  owns liquid and  unencumbered  assets.  Such transactions  permit the  Portfolio  to generate  additional  premium  income,  which will  partially  offset  declines in the value of portfolio  securities or increases in the cost of  securities to be acquired.  Also,  effecting a closing  transaction  will permit the cash or proceeds from the concurrent  sale of any securities  subject to the option to be used for other  investments of the Portfolio, provided  that another  option on such  security is not  written.  If the  Portfolio  desires to sell a  particular  security  from its portfolio  on which it has written a call  option,  it will effect a closing  transaction  in  connection  with the option  prior to or concurrent with the sale of the security.

         The  Portfolio  may write  options in  connection  with  buy-and-write  transactions;  that is, the  Portfolio  may purchase a security and then write a call option  against that security.  The exercise price of the call option the Portfolio  determines to write will  depend  upon  the  expected  price  movement  of the  underlying  security.  The  exercise  price of a call  option  may be below
("in-the-money"),  equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written.  Buy-and-write  transactions  using  in-the-money call options may be used when it is expected that the price of the underlying security will decline moderately during the option period.  Buy-and-write  transactions using  out-of-the-money call options may be used when it is expected that the premiums  received from writing the call option plus the  appreciation  in the market price of the  underlying  security up to the  exercise  price will be greater  than the  appreciation  in the price of the  underlying  security alone.  If the call options are exercised in such  transactions,  the Portfolio's  maximum gain will be the premium  received by it for writing the option,  adjusted  upwards or downwards by the difference  between the  Portfolio's  purchase price of the security and the exercise price, less related  transaction  costs. If the options are not exercised and the price of the underlying  security  declines, the amount of such decline will be offset in part, or entirely, by the premium received.

         The writing of covered put options is similar in terms of risk/return  characteristics to buy-and-write  transactions.  If the market price or the underlying  security rises or otherwise is above the exercise price,  the put option will expire  worthless and the
Portfolio's  gain will be limited to the premium  received,  less related  transaction  costs.  If the market  price of the  underlying security  declines or otherwise is below the exercise  price,  the Portfolio may elect to close the position or retain the option until it is exercised,  at which time the Portfolio will be required to take delivery of the security at the exercise price;  the Portfolio's return  will be the  premium  received  from the put option  minus the amount by which the market  price of the  security  is below the exercise  price,  which  could  result in a loss.  Out-of-the-money,  at-the-money  and  in-the-money  put  options  may be used by the
Portfolio in the same market environments that call options are used in equivalent buy-and-write transactions.

         The Portfolio may also write  combinations  of put and call options on the same security,  known as "straddles"  with the same exercise  price and expiration  date. By writing a straddle,  the Portfolio  undertakes a simultaneous  obligation to sell and purchase the same  security in the event that one of the options is  exercised.  If the price of the security  subsequently  rises  sufficiently above the  exercise  price to cover the  amount of the  premium  and  transaction  costs,  the call will  likely be  exercised  and the
Portfolio will be required to sell the underlying  security at a below market price. This loss may be offset,  however,  in whole or in part, by the premiums  received on the writing of the two options.  Conversely,  if the price of the security  declines by a sufficient amount,  the put will likely be exercised.  The writing of straddles will likely be effective,  therefore,  only where the price of the security  remains stable and neither the call nor the put is exercised.  In those instances where one of the options is exercised,  the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

         The writing of options on securities will not be undertaken by the Portfolio  solely for hedging  purposes,  and could involve certain  risks  which are not  present in the case of hedging  transactions.  Moreover,  even where  options  are  written  for hedging purposes,  such  transactions  constitute  only a partial  hedge  against  declines  in the value of  portfolio  securities  or against increases in the value of securities  to be acquired,  up to the amount of the premium.  The  Portfolio  may also purchase  options for hedging purposes or to increase its return.

         The  Portfolio  may also  purchase  call options to hedge  against an increase in the price of  securities  that the Portfolio anticipates  purchasing in the future.  If such increase  occurs,  the call option will permit the Portfolio to purchase the securities at the exercise price, or to close out the options at a profit.

         Options on Stock  Indices.  The Portfolio  may write (sell)  covered call and put options and purchase call and put options on stock  indices.  The  Portfolio  may cover  written call options on stock  indices by owning  securities  whose price  changes,  in the opinion of the Sub-advisor,  are expected to be similar to those of the underlying  index, or by having an absolute and immediate right to acquire such securities  without  additional cash  consideration (or for additional cash  consideration if the Portfolio owns liquid and unencumbered  assets equal to the amount of cash  consideration)  upon conversion or exchange of other securities in its portfolio.
The  Portfolio  may also cover call options on stock  indices by holding a call on the same index and in the same  principal  amount as the call written where the exercise  price of the call held (a) is equal to or less than the exercise  price of the call written or (b)
is greater than the exercise  price of the call written if the Portfolio own liquid and  unencumbered  assets equal to the  difference.
If the Portfolio  writes put options on stock  indices,  it must  segregate  liquid and  unencumbered  assets with a value equal to the exercise price,  or hold a put on the same stock index and in the same principal  amount as the put written where the exercise price of the put held (a) is equal to or greater  than the exercise  price of the put written or (b) is less than the exercise  price of the put written if the Portfolio owns liquid and  unencumbered  assets equal to the difference.  Put and call options on stock indices may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the  counterparty  with which,  the option is traded and applicable laws and regulations.

         The  purchase of call options on stock  indices may be used by the  Portfolio to attempt to reduce the risk of missing a broad market advance,  or an advance in an industry or market segment,  at a time when the Portfolio holds uninvested cash or short-term debt securities  awaiting  investment.  When purchasing  call options for this purpose,  the Portfolio will also bear the risk of losing all or a portion of the premium  paid it the value of the index does not rise.  The  purchase  of call  options on stock  indices  when the
Portfolio is substantially  fully invested is a form of leverage,  up to the amount of the premium and related  transaction  costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the Portfolio owns.

         The index  underlying a stock index option may be a  "broad-based"  index,  such as the Standard & Poor's 500 Index or the New
York Stock Exchange  Composite Index,  the changes in value of which ordinarily will reflect  movements in the stock market in general.
In  contrast,  certain  options may be based on narrower  market  indices,  such as the  Standard & Poor's 100 Index,  or on indices of securities  of  particular  industry  groups,  such as those of oil and gas or technology  companies.  A stock index  assigns  relative values to the stocks included in the index and the index  fluctuates  with changes in the market values of the stocks so included.  The composition of the index is changed periodically.

For an additional discussion of options, see this Statement under "Certain Risk Factors and Investment Methods."

         Special Risk Factors.

         Risk of Imperfect  Correlation of Hedging  Instruments  with the  Portfolio's  Portfolio.  The use of  derivatives  for "cross hedging"  purposes (such as a transaction in a Forward Contract on one currency to hedge exposure to a different  currency) may involve greater  correlation  risks.  Consequently,  the Portfolio bears the risk that the price of the portfolio  securities being hedged will not move in the same amount or direction as the underlying index or obligation.

         It should be noted that stock index futures  contracts or options based upon a narrower index of securities,  such as those of a particular  industry group,  may present greater risk than options or futures based on a broad market index.  This is due to the fact that a narrower index is more  susceptible to rapid and extreme  fluctuations  as a result of changes in the value of a small number of securities.  Nevertheless,  where the Portfolio enters into  transactions in options or futures on  narrowly-based  indices for hedging purposes,  movements  in the  value of the  index  should,  if the hedge is  successful,  correlate  closely  with the  portion  of the
Portfolio's portfolio or the intended acquisitions being hedged.

         The trading of derivatives for hedging  purposes  entails the additional risk of imperfect  correlation  between  movements in the price of the derivative  and the price of the underlying  index or  obligation.  The  anticipated  spread between the prices may be distorted  due to the  difference  in the nature of the markets  such as  differences  in margin  requirements,  the  liquidity of such markets and the  participation  of speculators in the derivatives  markets.  In this regard,  trading by speculators in derivatives has in the past  occasionally  resulted in market  distortions,  which may be difficult or  impossible  to predict,  particularly  near the expiration of such instruments.

         The  trading of Options on  Futures  Contracts  also  entails  the risk that  changes in the value of the  underlying  Futures
Contracts  will not be fully  reflected in the value of the option.  The risk of imperfect  correlation,  however,  generally  tends to diminish as the maturity date of the Futures Contract or expiration date of the option approaches.

         Further,  with  respect to options on  securities,  options on stock  indices,  options on  currencies  and Options on Futures
Contracts,  the  Portfolio is subject to the risk of market  movements  between the time that the option is  exercised  and the time of performance thereunder.  This could increase the extent of any loss suffered by the Portfolio in connection with such transactions.

         In writing a covered call option on a security,  index or futures  contract,  the Portfolio  also incurs the risk that changes in the value of the  instruments  used to cover the  position  will not  correlate  closely  with changes in the value of the option or underlying  index or instrument.  For example,  where the Portfolio  covers a call option written on a stock index through  segregation of securities,  such  securities may not match the composition of the index,  and the Portfolio may not be fully covered.  As a result, the Portfolio could be subject to risk of loss in the event of adverse market movements.

         Risks of Non-Hedging  Transactions.  The Portfolio may enter  transactions in derivatives for non-hedging  purposes as well as hedging  purposes.  Non-hedging  transactions  in such  instruments  involve  greater  risks and may result in losses  which may not be offset by  increases in the value of portfolio  securities  or declines in the cost of  securities  to be acquired.  Nevertheless,  the method of covering an option  employed by the Portfolio may not fully protect it against risk of loss and, in any event,  the Portfolio could suffer losses on the option position which might not be offset by  corresponding  portfolio  gains.  The Portfolio may also enter into futures,  Forward  Contracts  for  non-hedging  purposes.  For example,  the  Portfolio  may enter into such a  transaction  as an alternative  to  purchasing  or selling  the  underlying  instrument  or to obtain  desired  exposure  to an index or  market.  In such instances,  the Portfolio will be exposed to the same economic  risks  incurred in purchasing or selling the  underlying  instrument or instruments.  However,  transactions in futures,  Forward Contracts may be leveraged,  which could expose the Portfolio to greater risk of loss than such purchases or sales.  Entering into  transactions in derivatives  for other than hedging  purposes,  therefore,  could expose the Portfolio to significant  risk of loss if the prices,  rates or values of the underlying  instruments or indices do not move in the direction or to the extent anticipated.

         With  respect to the writing of  straddles  on  securities,  the  Portfolio  incurs the risk that the price of the  underlying security will not remain  stable,  that one of the options  written will be exercised and that the resulting loss will not be offset by the amount of the premiums  received.  Such  transactions,  therefore,  create an  opportunity  for  increased  return by providing the
Portfolio with two  simultaneous  premiums on the same security,  but involve  additional  risk, since the Portfolio may have an option exercised against it regardless of whether the price of the security increases or decreases.

         Risk of a Potential  Lack of a Liquid  Secondary  Market.  Prior to exercise or expiration,  a futures or option  position can only be  terminated  by entering  into a closing  purchase or sale  transaction.  In that event,  it may not be possible to close out a position held by the Portfolio,  and the Portfolio could be required to purchase or sell the instrument  underlying an option,  make or receive a cash settlement or meet ongoing variation margin  requirements.  Under such circumstances,  if the Portfolio has insufficient cash available to meet margin  requirements,  it will be necessary to liquidate portfolio  securities or other assets at a time when it is  disadvantageous  to do so. The inability to close out options and futures  positions,  therefore,  could have an adverse  impact on the Portfolio's ability effectively to hedge its portfolio, and could result in trading losses.

         The  trading  of Futures  Contracts  and  options is also  subject to the risk of  trading  halts,  suspensions,  exchange  or clearinghouse  equipment  failures,  government  intervention,  insolvency of a brokerage firm or clearinghouse or other disruptions of normal  trading  activity,  which could at times make it difficult or impossible to liquidate  existing  positions or to recover excess variation margin payments.

         Potential  Bankruptcy of a Clearinghouse or Broker.  When the Portfolio enters into  transactions in  exchange-traded  futures or options,  it is exposed to the risk of the potential  bankruptcy of the relevant exchange  clearinghouse or the broker through which the Portfolio has effected the  transaction.  In that event,  the Portfolio might not be able to recover  amounts  deposited as margin, or amounts owed to the Portfolio in connection with its  transactions,  for an indefinite period of time, and could sustain losses of a portion or all of such  amounts.  Moreover,  the  performance  guarantee  of an exchange  clearinghouse  generally  extends only to its members and the Portfolio could sustain losses, notwithstanding such guarantee, in the event of the bankruptcy of its broker.

         Trading and Position  Limits.  The  exchanges on which  futures and options are traded may impose  limitations  governing  the maximum number of positions on the same side of the market and involving the same underlying  instrument  which may be held by a single investor,  whether  acting alone or in concert with others  (regardless  of whether  such  contracts  are held on the same or different exchanges  or held or written in one or more  accounts  or through one or more  brokers.)  Further,  the CFTC and the various  contract markets have  established  limits referred to as "speculative  position limits" on the maximum net long or net short position which any person may hold or control in a particular  futures or option  contract.  An exchange may order the  liquidation of positions  found to be in violation  of these  limits and it may impose  other  sanctions  or  restrictions.  The  Sub-advisor  does not believe that these trading and position limits will have any adverse impact on the strategies for hedging the portfolios of the Portfolio.

         Risks of Options on Futures  Contracts.  The amount of risk the  Portfolio  assumes  when it  purchases an Option on a Futures
Contract is the premium paid for the option,  plus related  transaction  costs. In order to profit from an option  purchased,  however, it may be necessary to exercise the option and to liquidate the underlying  Futures Contract,  subject to the risks of the availability of a liquid  offset  market  described  herein.  The writer of an Option on a Futures  Contract  is  subject to the risks of  commodity futures trading,  including the requirement of initial and variation margin payments,  as well as the additional risk that movements in the price of the option may not correlate with movements in the price of the underlying security, index, currency or Futures Contract.

         Risks of Transactions in Foreign  Currencies and  Over-the-Counter  Derivatives and Other  Transactions  Not Conducted on U.S.
Exchanges.  Transactions  in Forward  Contracts  on  foreign  currencies,  as well as futures  and  options on foreign  currencies  and transactions  executed on foreign  exchanges,  are subject to all of the  correlation,  liquidity and other risks  outlined  above.  In addition,  however,  such transactions are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying  such  contracts,  which could  restrict or eliminate  trading and could have a substantial  adverse  effect on the value of positions  held by the  Portfolio.  Further,  the value of such  positions  could be  adversely  affected by a number of other  complex political and economic factors applicable to the countries issuing the underlying currencies.

         Further,  unlike trading in most other types of instruments,  there is no systematic  reporting of last sale  information with respect to the foreign currencies  underlying  contracts thereon. As a result, the available  information on which trading systems will be based may not be as complete as the comparable  data on which the Portfolio  makes  investment  and trading  decisions in connection with other  transactions.  Moreover,  because the foreign  currency  market is a global,  24-hour  market,  events  could occur in that market  which will not be  reflected  in the  forward,  futures or options  market  until the  following  day,  thereby  making it more difficult for the Portfolio to respond to such events in a timely manner.

         Settlements of exercises of  over-the-counter  Forward  Contracts or foreign currency options  generally must occur within the country  issuing the underlying  currency,  which in turn requires  traders to accept or make delivery of such currencies in conformity with any U.S. or foreign  restrictions  and  regulations  regarding the maintenance of foreign banking  relationships,  fees,  taxes or other charges.

         Unlike  transactions  entered into by the Portfolio in Futures Contracts and  exchange-traded  options, on foreign currencies,
Forward Contracts,  over-the-counter  options on securities,  swaps and other  over-the-counter  derivatives are not traded on contract markets  regulated by the CFTC or (with the exception of certain foreign currency  options) the SEC. To the contrary,  such instruments are traded through  financial  institutions  acting as  market-makers,  although  foreign  currency  options are also traded on certain national  securities  exchanges,  such as the  Philadelphia  Stock  Exchange and the Chicago  Board  Options  Exchange,  subject to SEC regulation.  In an  over-the-counter  trading  environment,  many of the  protections  afforded  to exchange  participants  will not be available.  For example,  there are no daily price  fluctuation  limits,  and adverse market  movements could therefore  continue to an unlimited  extent over a period of time.  Although  the  purchaser  of an option  cannot lose more than the amount of the premium  plus related  transaction  costs,  this entire amount could be lost.  Moreover,  the option writer and a trader of Forward  Contracts  could lose amounts substantially in excess of their initial investments,  due to the margin and collateral  requirements associated with such positions.

         In  addition,  over-the-counter  transactions  can only be  entered  into with a  financial  institution  willing  to take the opposite  side,  as  principal,  of the  Portfolio's  position  unless  the  institution  acts as  broker  and is able to find  another counterparty  willing to enter into the  transaction  with the  Portfolio.  Where no such  counterparty  is  available,  it will not be possible to enter into a desired transaction.

         Further,  over-the-counter transactions are not subject to the guarantee of an exchange clearinghouse,  and the Portfolio will therefore be subject to the risk of default by, or the bankruptcy of, the financial  institution  serving as its  counterparty.  One or more of such  institutions  also may decide to discontinue  their role as market-makers in a particular  currency or security,  thereby restricting the Portfolio's ability to enter into desired hedging transactions.

         Options on  securities,  options on stock  indices,  Futures  Contracts,  Options on Futures  Contracts and options on foreign currencies  may be traded on  exchanges  located in foreign  countries.  Such  transactions  may not be conducted in the same manner as those entered into on U.S.  exchanges,  and may be subject to different margin,  exercise,  settlement or expiration  procedures.  As a result, many of the risks of over-the-counter trading may be present in connection with such transactions.

         Options on foreign  currencies  traded on national  securities  exchanges are within the jurisdiction of the SEC, as are other securities  traded on such  exchanges.  As a result,  many of the  protections  provided  to traders  on  organized  exchanges  will be available  with  respect to such  transactions.  In  particular,  all foreign  currency  option  positions  entered  into on a national securities  exchange  are cleared and  guaranteed  by the Options  Clearing  Corporation  (the  "OCC"),  thereby  reducing  the risk of counterparty default.

         The  purchase  and sale of  exchange-traded  foreign  currency  options,  is subject  to the risks  regarding  adverse  market movements,  margining of options written, the nature of the foreign currency market, possible intervention by governmental  authorities and the effects of other political and economic events.  In addition,  exchange-traded  options on foreign  currencies  involve certain risks not presented by the  over-the-counter  market.  For example,  exercise and  settlement of such options must be made  exclusively through the OCC, which has established  banking  relationships in applicable  foreign countries for this purpose.  As a result, the OCC may, if it determines that foreign  governmental  restrictions or taxes would prevent the orderly settlement of foreign currency option exercises,  or would result in undue burdens on the OCC or its clearing member,  impose special  procedures on exercise and settlement, such as  technical  changes in the  mechanics  of delivery of  currency,  the fixing of dollar  settlement  prices or  prohibitions  on exercise.

         Short Term  Instruments.  The  Portfolio may hold cash and invest in cash  equivalents,  such as  short-term  U.S.  Government
Securities, commercial paper and bank instruments.

         Temporary Defensive  Positions.  During periods of unusual market conditions when the Sub-advisor  believes that investing for temporary  defensive  purposes is  appropriate,  or in order to meet  anticipated  redemption  requests,  a large portion or all of the assets of the  Portfolio may be invested in cash  (including  foreign  currency) or cash  equivalents,  including,  but not limited to, obligations of banks (including  certificates of deposit,  bankers acceptances,  time deposits and repurchase  agreements),  commercial paper, short-term notes, U.S. Government securities and related repurchase agreements.

         Warrants.  The  Portfolio  may invest in  warrants.  The strike  price of  warrants  typically  is much lower than the current market  price of the  underlying  securities,  yet they are subject to similar  price  fluctuations,  in absolute  terms.  As a result, warrants may be more volatile  investments than the underlying  securities and may offer greater potential for capital  appreciation as well as capital loss.

         Additional  information  regarding  warrants is included in this  Statement  and the Trust's  Prospectus  under  "Certain Risk factors and Investment Methods."

         "When-Issued"  Securities.  The  Portfolio may purchase  securities  on a  "when-issued,"  "forward  commitment,"  or "delayed delivery  basis."  The  commitment  to  purchase a security  for which  payment  will be made on a future date may be deemed a separate security.  While awaiting  delivery of securities  purchased on such basis, the Portfolio will identify liquid and unencumbered  assets equal to its forward delivery commitment.

         For more  information  about  when-issued  securities,  please see this  Statement  under "Certain Risk Factors and Investment
Methods."

         Investment Policy Which May be Changed Without  Shareholder  Approval.  The following  limitation is applicable to the AST MFS
Global Equity Portfolio.  This limitation is not a "fundamental"  restriction,  and may be changed by the Trustees without  shareholder approval.  The Portfolio will not:

         1.       Change its policy to invest at least 80% of the value of its assets in equity  securities  unless it provides 60 days prior written notice to its shareholders.

AST PBHG Small-Cap Growth Portfolio:

Investment  Objective:  The investment  objective of the Portfolio  (formerly,  the AST Janus  Small-Cap  Growth  Portfolio) is capital growth.  Realization of income is not a significant  investment  consideration  and any income realized on the Portfolio's  investments therefore will be incidental to the Portfolio's objective.

Investment Policies:

         Investment  Company  Securities.  From time to time,  the Portfolio may invest in  securities of other  investment  companies, subject to the provisions of Section 12(d)(1) of the 1940 Act.

         Depositary Receipts.  The Portfolio may invest in sponsored and unsponsored  American Depositary Receipts ("ADRs"),  which are described in the Trust's  Prospectus  under "Certain Risk Factors and Investment  Methods."  Holders of unsponsored ADRs generally bear all the costs of the ADR  facility,  whereas  foreign  issuers  typically  bear  certain  costs in a sponsored  ADR.  The bank or trust company  depositary  of an  unsponsored  ADR may be under no  obligation to  distribute  shareholder  communications  received from the foreign  issuer or to pass through  voting  rights.  The Portfolio may also invest in European  Depositary  Receipts  ("EDRs"),  Global
Depositary Receipts ("GDRs") and in other similar instruments representing securities of foreign companies.

         Futures,  Options and Forward  Contracts.  The Portfolio may enter into futures  contracts on securities,  financial  indices, and  foreign  currencies  and  options on such  contracts,  and may invest in options on  securities,  financial  indices,  and foreign currencies,  and forward  contracts.  The Portfolio  will not enter into any futures  contracts or options on futures  contracts if the aggregate amount of the Portfolio's  commitments under outstanding  futures contract positions and options on futures contracts written by the  Portfolio  would  exceed the market  value of the  Portfolio's  total  assets.  The  Portfolio  may invest in forward  currency contracts with stated values of up to the value of the Portfolio's assets.

         The Portfolio may buy or write options in privately negotiated  transactions on the types of securities,  and on indices based on the types of securities,  in which the Portfolio is permitted to invest directly.  The Portfolio will effect such  transactions only with  investment  dealers  and other  financial  institutions  (such as  commercial  banks or  savings  and loan  institutions)  deemed creditworthy  by the  Sub-advisor  pursuant to procedures  adopted by the  Sub-advisor  for  monitoring the  creditworthiness  of those entities.  To the extent that an option  purchased or written by the Portfolio in a negotiated  transaction  is illiquid,  the value of the option purchased or the amount of the Portfolio's  obligations under an option it has written,  as the case may be, will be subject to the Portfolio's  limitation on illiquid  investments.  In the case of illiquid options,  it may not be possible for the Portfolio to effect  an  offsetting  transaction  when  the  Sub-advisor  believes  it would  be  advantageous  for the  Portfolio  to do so.  For a description of these  strategies  and  instruments  and certain of their risks,  see this  Statement and the Trust's  Prospectus  under
"Certain Risk Factors and Investment Methods."

         Convertible  Securities.  Convertible  securities are securities such as rights,  bonds,  notes and preferred stocks which are convertible  into or  exchangeable  for common stocks.  Convertible  securities have  characteristics  similar to both fixed income and equity  securities.  Because of the  conversion  feature,  the market value of convertible  securities  tends to move together with the market value of the underlying  common stock.  As a result,  the Portfolio's  selection of convertible  securities is based, to a great extent,  on the potential for capital  appreciation  that may exist in the underlying  stock.  The value of  convertible  securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

         Warrants.  Warrants are instruments  giving holders the right,  but not the obligation,  to buy shares of a company at a given price during a specified period.

         When-Issued  and  Delayed-Delivery  Securities.   When-issued  and  delayed-delivery  securities  are  securities  subject  to settlement on a future date. For fixed income  securities,  the interest rate realized on when-issued  or  delayed-delivery  securities is fixed as of the purchase date and no interest  accrues to the Portfolio  before  settlement.  These securities are subject to market fluctuation  due to changes in market interest rates and will have the effect of leveraging the  Portfolio's  assets.  The Portfolio is permitted to invest in forward  commitments  or when-issued  securities  where such purchases are for investment and not for leveraging purposes.  One or more segregated  accounts will be established with the Portfolio's  Custodian/Custodian  Bank, and the Portfolio will maintain  liquid assets in such accounts in an amount at least equal in value to the  Portfolio's  commitments to purchase  when-issued securities.

         Small and Medium  Capitalization  Stocks.  Investments  in common stocks in general are subject to market risks that may cause their prices to fluctuate  over time.  Therefore,  an investment in the Portfolio may be more suitable for long-term  investors who can bear the risk of these  fluctuations.  While the  Sub-advisor  intends to invest in small  capitalization  companies  that have  strong balance sheets and favorable  business  prospects,  any investment in small  capitalization  companies  involves greater risk and price volatility than that customarily  associated with investments in larger,  more  established  companies.  This increased risk may be due to the greater  business  risks of their small or medium size,  limited  markets and  financial  resources,  narrow  product  lines and frequent lack of management depth. The securities of small capitalization  companies are often traded in the  over-the-counter  market, and might not be traded in volumes  typical of securities  traded on a national  securities  exchange.  Thus,  the  securities of small capitalization  companies are likely to be less liquid,  and subject to more abrupt or erratic  market  movements,  than  securities of larger, more established companies.

         Over-The-Counter  Market.  The Portfolio will invest in  over-the-counter  stocks.  In contrast to the  securities  exchanges, the  over-the-counter  market is not a centralized  facility which limits trading  activity to securities of companies  which initially satisfy certain defined standards.  Generally,  the volume of trading in an unlisted or over-the-counter  common stock is less than the volume of trading in a listed stock.  This means that the depth of market  liquidity of some stocks in which the Portfolio  invests may not be as great as that of other  securities  and,  if the  Portfolio  were to  dispose  of such a stock,  they might have to offer the shares at a discount from recent prices, or sell the shares in small lots over an extended period of time.

         Investment Policies Which May Be Changed Without  Shareholder  Approval.  The following  limitations are applicable to the AST
PBHG Small-Cap Growth  Portfolio.  These  limitations are not  "fundamental"  restrictions,  and may be changed by the Trustees without shareholder approval.

         1.       The  Portfolio  will not change its policy to invest at least 80% of the value of its assets in small  capitalization companies unless it provides 60 days prior written notice to its shareholders.

         2.       The  Portfolio  does not  currently  intend  to sell  securities  short,  unless  it owns or has the  right to obtain securities  equivalent in kind and amount to the securities  sold short without the payment of any additional  consideration  therefor, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

         3.       The Portfolio does not currently intend to purchase  securities on margin,  except that the Portfolio may obtain such short-term  credits as are  necessary  for the  clearance of  transactions,  and provided  that margin  payments and other  deposits in connection with transactions in futures,  options,  swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

         4.       The  Portfolio  does not  currently  intend to purchase any security or enter into a  repurchase  agreement  if, as a result,  more than 15% of its net assets would be invested in  repurchase  agreements  not entitling the holder to payment of principal and interest  within seven days and in securities  that are illiquid by virtue of legal or  contractual  restrictions  on resale or the absence of a readily available  market.  The Trustees,  or the Portfolio's  Sub-advisor  acting pursuant to authority  delegated by the
Trustees,  may determine  that a readily  available  market exists for securities  eligible for resale  pursuant to Rule 144A under the
Securities Act of 1933 ("Rule 144A  Securities"),  or any successor to such rule,  Section 4(2)  commercial  paper and municipal  lease obligations.  Accordingly, such securities may not be subject to the foregoing limitation.

         5.       The Portfolio may not invest in companies for the purpose of exercising control of management.

AST DeAM Small-Cap Growth Portfolio:

Investment  Objective:  The investment  objective of the Portfolio  (formerly,  the AST Scudder  Small-Cap Growth Portfolio) is to seek maximum appreciation of investors' capital from a portfolio primarily of growth stocks of smaller companies.

Investment Policies:

         Options.  The Portfolio may write (sell) call options on securities as long as it owns the  underlying  securities  subject to the option,  or an option to purchase the same underlying  securities having an exercise price equal to or less than the exercise price of the  option,  or will  establish  and  maintain  with the  Portfolio's  custodian  for the term of the option a  segregated  account consisting of cash or other liquid  securities  ("eligible  securities") to the extent required by applicable  regulation in connection with the optioned  securities.  The Portfolio may write put options  provided that, so long as the Portfolio is obligated as the writer of the option,  the Portfolio owns an option to sell the underlying  securities subject to the option having an exercise price equal to or greater than the exercise  price of the option,  or it deposits and maintains  with the custodian in a segregated  account  eligible securities  having a value equal to or greater than the exercise price of the option.  The premium  received for writing an option will reflect,  among other things,  the current  market price of the underlying  security,  the  relationship  of the exercise price to such market  price,  the price  volatility  of the  underlying  security,  the option  period,  supply and demand and  interest  rates.  The
Portfolio may write or purchase  spread  options,  which are options for which the exercise price may be a fixed dollar spread or yield spread  between the security  underlying the option and another  security that is used as a benchmark.  The exercise price of an option may be below,  equal to or above the current market value of the underlying  security at the time the option is written.  The Portfolio may write (sell) call and put options on up to 25% of net assets and may purchase  put and call options  provided  that no more than 5%
of its net assets may be invested in premiums on such options.

         If a secured put option  expires  unexercised,  the writer  realizes a gain from the amount of the premium,  plus the interest income on the  securities  in the  segregated  account.  If the secured put writer has to buy the  underlying  security  because of the exercise  of the put option,  the  secured put writer  incurs an  unrealized  loss to the extent that the current  market  value of the underlying  security  is less than the  exercise  price of the put  option.  However,  this would be offset in whole or in part by gain from the premium received and any interest income earned on the securities in the segregated account.

         For an  additional  discussion  of investing in options and the risks  involved  therein,  see this  Statement and the Trust's
Prospectus under "Certain Risk Factors and Investment Methods."

                  Over-the-Counter  Options.  The  Portfolio  may deal in  over-the-counter  traded  options  ("OTC  options").  Unlike exchange-traded  options,  OTC options are  transacted  directly  with dealers and not with a clearing  corporation.  Since there is no exchange,  pricing is normally done by reference to information  from market makers,  which  information is carefully  monitored by the
Sub-advisor  and  verified in  appropriate  cases.  In writing OTC  options,  the  Portfolio  receives  the premium in advance from the dealer.  OTC options are available for a greater variety of securities or other assets,  and for a wider range of expiration  dates and exercise prices, than exchange traded options.

         The staff of the SEC takes the  position  that  purchased  OTC  options and the assets used as "cover" for written OTC options are  illiquid  securities.  Accordingly,  the  Portfolio  will only  engage in OTC options  transactions  with  dealers  that have been specifically  approved by the  Sub-advisor.  The  Sub-advisor  believes that the approved  dealers should be able to enter into closing transactions  if  necessary  and,  therefore,  present  minimal  credit  risks to the  Portfolio.  The  Sub-advisor  will  monitor  the creditworthiness  of the approved  dealers on an on-going basis.  The Portfolio  currently will not engage in OTC options  transactions if the amount  invested by the Portfolio in OTC options,  plus a "liquidity  charge"  related to OTC options  written by the Portfolio, plus the amount  invested  by the  Portfolio  in other  illiquid  securities,  would  exceed 15% of the  Portfolio's  net  assets.  The
"liquidity charge" referred to above is computed as described below.

         The  Portfolio  anticipates  entering  into  agreements  with dealers to which the  Portfolio  sells OTC options.  Under these agreements  the  Portfolio  would have the  absolute  right to  repurchase  the OTC  options  from the dealer at any time at a price no greater than a price  established  under the  agreements  (the  "Repurchase  Price").  The "liquidity  charge"  referred to above for a specific OTC option  transaction  will be the  Repurchase  Price related to the OTC option less the intrinsic  value of the OTC option.
The  intrinsic  value of an OTC call option for such purposes  will be the amount by which the current  market value of the  underlying security  exceeds the  exercise  price.  In the case of an OTC put  option,  intrinsic  value will be the amount by which the  exercise price  exceeds the current  market value of the  underlying  security.  If there is no such  agreement  requiring a dealer to allow the
Portfolio to repurchase a specific OTC option  written by the  Portfolio,  the  "liquidity  charge" will be the current market value of the assets serving as "cover" for such OTC option.

                  Options  on  Securities  Indices.  The  Portfolio,  as part of its  options  transactions,  may also use  options  on securities  indices in an attempt to hedge against  market  conditions  affecting the value of  securities  that the Portfolio  owns or intends to  purchase,  and not for  speculation.  When the  Portfolio  writes an option on a securities  index,  it will be required to deposit with its custodian  and  mark-to-market  eligible  securities to the extent  required by  applicable  regulation.  In addition, where the  Portfolio  writes a call option on a securities  index at a time when the contract  value  exceeds the exercise  price,  the
Portfolio will segregate and  mark-to-market,  until the option  expires or is closed out, cash or cash  equivalents  equal in value to such excess.  The  Portfolio  may also  purchase and sell options on indices  other than  securities  indices,  as  available,  such as foreign  currency  indices.  Because  index options are settled in cash, a call writer  cannot  determine the amount of its  settlement obligations  in advance  and,  unlike call  writing on specific  securities,  cannot  cover its  potential  settlement  obligations  by acquiring and holding the  underlying  securities.  Index options  involve risks  similar to those risks  relating to  transactions  in financial futures contracts described below.

         For an additional  discussion of investing in OTC options and options on securities  indices,  and the risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Financial Futures Contracts and Related Options.  The Portfolio may enter into financial  futures  contracts.  This investment technique is designed  primarily to hedge (i.e.  protect) against  anticipated  future changes in market conditions or foreign exchange rates which  otherwise  might  affect  adversely  the value of  securities  or other  assets  which the  Portfolio  holds or intends to purchase.  For example,  when the near-term market view is bearish but the portfolio  composition is judged satisfactory for the longer term,  exposure to temporary  declines in the market may be reduced by entering into futures  contracts to sell  securities or the cash value of an index.  Conversely,  where the  near-term  view is bullish,  but the  Portfolio is believed to be well  positioned  for the longer term with a high cash  position,  the  Portfolio can hedge against  market  increases by entering into futures  contracts to buy securities or the cash value of an index. In either case, the use of futures  contracts would tend to minimize  portfolio  turnover and facilitate the Portfolio's  pursuit of its investment  objective.  Also, if the Portfolio owned long-term bonds and interest rates were expected to rise,  it could sell  financial  futures  contracts.  If interest  rates did  increase,  the value of the bonds held by the
Portfolio would decline,  but this decline would be offset in whole or in part by an increase in the value of the  Portfolio's  futures contracts.  If, on the other hand,  long-term  interest  rates were  expected to decline,  the  Portfolio  could hold  short-term  debt securities and benefit from the income earned by holding such  securities,  while at the same time the Portfolio could purchase futures contracts on long-term  bonds or the cash value of a securities  index.  Thus, the Portfolio  could take  advantage of the  anticipated rise in the value of long-term  bonds without  actually buying them. The futures  contracts and short-term  debt securities  could then be  liquidated  and the cash  proceeds used to buy long-term  bonds.  At the time of delivery,  in the case of fixed income  securities pursuant to the  contract,  adjustments  are made to recognize  differences  in value  arising from the delivery of  securities  with a different  interest rate than that specified in the contract.  In some cases,  securities to be delivered under a futures  contract may not have been issued at the time the contract was written.

         The market prices of futures  contracts may be affected by certain  factors.  If  participants  in the futures market elect to close  out  their  contracts  through  offsetting  transactions  rather  than  meet  margin  requirements,  distortions  in the  normal relationship  between the assets and  futures  market  could  result.  Price  distortions  also could  result if  investors  in futures contracts decide to make or take delivery of underlying  securities or other assets rather than engage in closing  transactions because of the resultant  reduction in the liquidity of the futures  market.  In addition,  because margin  requirements  in the futures market are less onerous than margin  requirements  in the cash market,  increased  participation  by  speculators  in the futures market could cause  temporary  price  distortions.  Due to the  possibility  of these price  distortions  and because of the  imperfect  correlation between movements in the prices of securities or other assets and movements in the prices of futures  contracts,  a correct forecast of market trends by the Sub-advisor still may not result in a successful hedging transaction.

         The  Portfolio  may purchase  and write call and put options on  financial  futures  contracts.  Options on futures  contracts involve risks similar to those risks relating to transactions  in financial  futures  contracts.  The Portfolio will not enter into any futures  contracts or options on futures  contracts if the aggregate of the contract value of the outstanding  futures contracts of the
Portfolio and futures  contracts  subject to outstanding  options  written by the Portfolio would exceed 50% of the total assets of the
Portfolio.  For an additional  discussion of investing in financial  futures  contracts and options on financial  futures contracts and the risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Section 4(2) Paper.  The Portfolio may invest in commercial  paper issued by major  corporations  under the  Securities Act of
1933 in reliance on the exemption from  registration  afforded by Section 3(a)(3) thereof.  Such commercial paper may be issued only to finance  current  transactions  and must mature in nine months or less.  Such  commercial  paper is traded  primarily by  institutional investors  through  investment  dealers,  and individual  investor  participation in the commercial  paper market is very limited.  The
Portfolio also may invest in commercial  paper issued in reliance on the so-called  "private  placement"  exemption  from  registration afforded by Section 4(2) of the  Securities  Act of 1933  ("Section  4(2) paper").  Section 4(2) paper is restricted as to  disposition under the federal  securities laws, and generally is sold to institutional  investors,  such as the Portfolio,  who agree that they are purchasing  the paper for  investment  and not with a view to public  distribution.  Any resale by the  purchaser  must be in an exempt transaction.  Section 4(2) paper normally is resold to other  institutional  investors  through or with the assistance of the issuer or investment  dealers who make a market in the Section  4(2) paper,  thus  providing  liquidity.  Section  4(2) paper will be  considered illiquid,  and subject to the  Portfolio's  limitation on investing in illiquid  securities,  unless the  Sub-advisor  determines  such
Section 4(2) paper to be liquid under guidelines established by the Board of Trustees of the Trust.

         Collateralized  Obligations.  The Portfolio may invest in asset-backed  and  mortgage-backed  securities,  including  interest only ("IO") and principal only ("PO") securities (collectively,  "collateralized  obligations").  A collateralized obligation is a debt security issued by a corporation,  trust or custodian,  or by a U.S. Government agency or instrumentality,  that is collateralized by a portfolio  or pool of  mortgages,  mortgage  pass-through  securities,  U.S.  Government  securities  or other  assets.  Collateralized obligations, depending on their structure and the rate of prepayments, can be volatile.

                  The Portfolio will currently invest in only those  collateralized  obligations that are fully collateralized and that meet the quality standards otherwise  applicable to the Portfolio's  investments.  Fully  collateralized means that the collateral will generate cash flows  sufficient to meet  obligations  to holders of the  collateralized  obligations  under even the most  conservative prepayment and interest rate  projections.  Thus, the  collateralized  obligations are structured to anticipate a worst case prepayment condition and to minimize the reinvestment rate risk for cash flows between coupon dates for the  collateralized  obligations.  A worst case prepayment  condition generally assumes immediate  prepayment of all securities  purchased at a premium and zero prepayment of all securities  purchased at a discount.  Reinvestment rate risk may be minimized by assuming very conservative  reinvestment  rates and by other means such as by  maintaining  the  flexibility  to increase  principal  distributions  in a low interest rate  environment.  The effective  credit quality of the  collateralized  obligations in such instances is the credit quality of the issuer of the  collateral.
The requirements as to collateralization  are determined by the issuer or sponsor of the collateralized  obligation in order to satisfy rating  agencies,  if rated.  The  Portfolio  does not  currently  intend to invest more than 5% of its total assets in  collateralized obligations.

         Because some  collateralized  obligations are issued in classes with varying  maturities and interest rates,  the investor may obtain  greater  predictability  of maturity  through these  collateralized  obligations  than through  direct  investments in mortgage pass-through  securities.  Classes  with  shorter  maturities  may have lower  volatility  and lower  yield  while  those  with  longer maturities may have higher  volatility and higher yield.  Payments of principal and interest on the  underlying  collateral  securities are not passed through directly to the holders of these  collateralized  obligations.  Rather, the payments on the underlying portfolio or pool of obligations  are used to pay interest on each class and to retire  successive  maturities in sequence.  These  relationships may in effect "strip" the interest payments from principal  payments of the underlying  obligations and allow for the separate purchase of either the interest or the principal  payments,  sometimes  called  interest only ("IO") and principal  only ("PO")  securities.  By investing  in IOs and POs, an  investor  has the option to select from a pool of  underlying  collateral  the portion of the cash flows that most closely corresponds to the investor's forecast of interest rate movements.

         Collateralized  obligations are designed to be retired as the underlying  obligations  are repaid.  In the event of prepayment on or call of such securities,  the class of collateralized  obligation first to mature generally will be paid down first.  Although in most cases the issuer of  collateralized  obligations  will not supply  additional  collateral in the event of such  prepayment,  there generally  will be sufficient  collateral to secure  collateralized  obligations  that remain  outstanding.  Governmentally-issued  and privately-issued  IO's and PO's will be considered  illiquid for purposes of the Portfolio's  limitation on illiquid  securities unless they are determined to be liquid under guidelines established by the Board of Trustees.

         In reliance on an  interpretation by the SEC, the Portfolio's  investments in certain  qualifying  collateralized  obligations are not subject to the limitations in the 1940 Act regarding  investments by a registered  investment  company,  such as the Portfolio, in another investment company.

         The  Portfolio may also invest in "inverse  floaters."  These inverse  floaters are more volatile than  conventional  fixed or floating rate collateralized  obligations,  and their yield and value will fluctuate in inverse proportion to changes in the index upon which rate  adjustments  are based.  As a result,  the yield on an inverse  floater  will  generally  increase  when market  yields (as reflected by the index) decrease and decrease when market yields  increase.  The extent of the volatility of inverse  floaters  depends on the extent of anticipated  changes in market rates of interest.  Generally,  inverse  floaters provide for interest rate adjustments based upon a multiple of the specified  interest index, which further increases their volatility.  The degree of additional  volatility will be directly  proportional  to the size of the multiple used in determining  interest rate  adjustments.  Currently,  the Portfolio does not intend to invest more than 5% of its net assets in inverse floaters.

         For an additional  discussion of investing in collateralized  obligations and the risks involved  therein,  see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

Investment  Policies  Which May Be Changed  Without  Shareholder  Approval.  The following  limitations  are applicable to the AST DeAM
Small-Cap Growth  Portfolio.  These  limitations are not "fundamental"  restrictions and may be changed without  shareholder  approval.
The Portfolio will not:

         1.       Change  its  policy to invest at least 80% of the value of its  assets in small  capitalization  companies  unless it provides 60 days prior written notice to its shareholders.

         2.       Invest for the purpose of exercising control or management of another issuer.

         3.       Purchase securities of other investment companies, except in compliance with the 1940 Act.

         4.       Invest more than 15% of its net assets in illiquid securities.

AST Federated Aggressive Growth Portfolio:

Investment Objective:  The investment objective of the Portfolio is to seek capital growth.

Investment Policies:

In pursuing its investment strategy, the Portfolio may invest in the following securities for any purpose that is consistent with its investment objective.

         Equity  Securities.  The Portfolio cannot predict the income it will receive from equity securities  because issuers generally have  discretion  as to the payment of any  dividends  or  distributions.  However,  equity  securities  offer  greater  potential  for appreciation than many other types of securities,  because their value generally  increases  directly with any increase in the value of the issuer's  business.  Types of equity  securities in which the Portfolio may invest include common stocks,  preferred  stocks,  real estate investment trusts, and American Depositary Receipts.

                  Preferred  Stocks. In addition to the right to receive  specified  dividends or distributions,  some preferred stocks also  participate  in dividends  and  distributions  paid on common  stock.  Preferred  stocks may also permit the issuer to redeem the stock.  The Portfolio may also treat such redeemable preferred stock as a fixed income security.

                  Real Estate  Investment  Trusts  (REITs).  REITs are real estate  investment  trusts that lease,  operate and finance commercial  real estate.  REITs are exempt from federal  corporate  income tax if they limit their  operations and  distribute  most of their income.  Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

For  additional  information  on equity  securities  and their  risks,  see the Trust's  Prospectus  under  "Certain  Risk  Factors and
Investment Methods."

         Fixed Income  Securities.  Fixed income  securities pay interest,  dividends or  distributions  at a specified  rate. The rate may be a fixed  percentage of the principal or may be adjusted  periodically.  In addition,  the issuer of a fixed income security must repay the principal  amount of the security,  normally within a specified  time.  Fixed income  securities  provide more regular income than equity  securities.  However,  the returns on fixed income  securities  are limited and normally do not increase with the issuer's earnings.  This limits the potential appreciation of fixed income securities as compared to equity securities.

         A security's  yield  measures the annual income earned on the security as a percentage of its price.  A security's  yield will increase or decrease  depending  upon whether it costs less (a discount) or more (a premium) than the principal  amount.  If the issuer may redeem the security  before its scheduled  maturity,  the price and yield of the security may change based upon the  probability of an early redemption.

         Market factors other than changes in interest  rates,  such as the demand for particular  fixed income  securities,  may cause the price of certain  fixed income  securities  to fall while the prices of other  securities  rise or remain  unchanged.  Fixed income securities  are also  subject to call risk.  Call risk is the  possibility  that an issuer may redeem a fixed  income  security  before maturity  (a call) at a price below its current  market  price.  An  increase  in the  likelihood  of a call may reduce the  security's price.  If a fixed income  security is called,  the Portfolio may have to reinvest the proceeds in other fixed income  securities  with lower interest rates, higher credit risks, or other less favorable characteristics.

         If a security is  downgraded,  the  Sub-advisor  will  reevaluate  the  security,  but will not be required to sell it. If the
Portfolio  buys  securities  that  have not  received  a rating,  the  Portfolio  must  rely  entirely  upon the  Sub-advisor's  credit assessment.  Trading  opportunities  are more limited for fixed  income  securities  that are  unrated,  have  received  ratings  below investment grade or are not widely held.

         Fixed income  securities  generally  compensate  for greater  credit risk by paying  interest at a higher rate. The difference between the yield of a security  and the yield of a U.S.  Treasury  security  with a  comparable  maturity  (the  spread)  measures the additional  interest  paid for risk.  Spreads  may  increase  generally  in  response  to  adverse  economic  or market  conditions.  A security's  spread may also  increase if the  security's  rating is lowered,  or the security is perceived to have an increased  credit risk.  An increase in the spread will cause the price of the security to decline.

         Additional  information  on fixed  income  securities  and  their  risks is  included  in this  Statement  and in the  Trust's
Prospectus under "Certain Risk Factors and Investment Methods."

         The following describes the types of fixed income securities in which the Portfolio may invest.

                  Treasury  Securities.  Treasury  securities are direct  obligations  of the federal  government of the United States.
Treasury securities are generally regarded as having the lowest credit risks.

                  Agency  Securities.  Agency  securities  are issued or guaranteed by a federal agency or other  government  sponsored entity  acting under federal  authority (a "GSE").  The United  States  supports  some GSEs with its full faith and credit.  Other GSEs receive support through federal subsidies,  loans or other benefits.  A few GSEs have no explicit  financial support,  but are regarded as having implied  support  because the federal  government  sponsors their  activities.  Agency  securities are generally  regarded as having low credit risks, but not as low as treasury securities.

                  Mortgage-Backed  Securities.  Mortgage-backed  securities  represent  interests in pools of mortgages.  The mortgages that  comprise a pool  normally  have similar  interest  rates,  maturities  and other terms.  Mortgages  may have fixed or  adjustable interest rates.  Interests in pools of adjustable rate mortgages are known as ARMs.

         Mortgage-backed  securities  come in a  variety  of  forms.  Many have  extremely  complicated  terms.  The  simplest  form of mortgage-backed  securities  are  pass-through  certificates.  Holders  of  pass-through  certificates  receive a pro rata share of all payments and pre-payments  from the underlying  mortgages.  As a result,  the holders assume all the prepayment risks of the underlying mortgages.

                  Commercial  Paper.  Commercial  paper is an issuer's  obligation with a maturity of less than nine months.  Companies typically issue commercial paper to pay for current  expenditures.  Most issuers  constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing  paper. If the issuer cannot  continue to obtain  liquidity in this fashion,  its commercial paper may  default.  The short  maturity  of  commercial  paper  reduces  both the market and credit  risks as  compared  to other debt securities of the same issuer.

                  Corporate  Debt  Securities.  Corporate  debt  securities are fixed income  securities  issued by businesses.  Notes, bonds,  debentures and  commercial  paper are the most prevalent  types of corporate debt  securities.  The Portfolio may also purchase interests in bank loans to companies.  The credit risks of corporate debt securities vary widely among issuers.

         In addition,  the credit risk of an issuer's debt security may vary based on its priority for repayment.  For example,  higher ranking  (senior) debt  securities  have a higher  priority than lower ranking  (subordinated)  securities.  This means that the issuer might not make payments on subordinated  securities while continuing to make payments on senior securities.  In addition,  in the event of bankruptcy,  holders of senior  securities will have priority over holders of  subordinated  securities in terms their claims on the company's  assets.  Some  subordinated  securities,  such as trust preferred and capital  securities  notes,  also permit the issuer to defer payments under certain  circumstances.  For example,  insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

                  Bank  Instruments.  Bank instruments are unsecured  interest-bearing  deposits with banks.  Bank instruments  include bank accounts,  time deposits,  certificates of deposit and banker's  acceptances.  Yankee  instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks.  Eurodollar  instruments are denominated in U.S. dollars and issued by non-U.S.  branches of U.S. or foreign banks.

                  Demand  Instruments.  Demand instruments are corporate debt securities that the issuer must repay upon demand.  Other demand  instruments  require a third  party,  such as a dealer or bank,  to  repurchase  the  security  for its face value upon demand.
Because of the demand feature,  the prices of demand instruments  generally fluctuate as though they were short-term  securities,  even though these instruments may have longer stated maturities.

         Convertible  Securities.  Convertible  securities  are fixed income  securities  that the Portfolio has the option to exchange for equity  securities at a specified  conversion  price. The option allows the Portfolio to realize  additional  returns if the market price of the equity  securities  exceeds the conversion  price.  For example,  the Portfolio may hold fixed income  securities that are convertible  into shares of common  stock at a  conversion  price of $10 per share.  If the market  value of the shares of common stock reached $12, the Portfolio could realize an additional $2 per share by converting its fixed income securities.

         Convertible  securities  have lower yields than comparable  fixed income  securities.  In addition,  at the time a convertible security is issued the conversion price exceeds the market value of the underlying  equity  securities.  Thus,  convertible  securities may provide lower returns than  non-convertible  fixed income  securities or equity  securities  depending upon changes in the price of the underlying equity securities.  However,  convertible  securities permit the Portfolio to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

         The  Portfolio  treats  convertible  securities  as both fixed income and equity  securities  for  purposes of its  investment policies and limitations, because of their unique characteristics.

         Derivative  Contracts.  For purposes of the Portfolio,  derivative  contracts are financial  instruments that require payments based upon  changes in the values of  designated  (or  underlying)  securities,  currencies,  commodities,  financial  indices or other assets.  Some derivative  contracts (such as futures,  forwards and options) require payments  relating to a future trade involving the underlying asset.  The other party to a derivative contract is referred to as a counterparty.

         Many  derivative  contracts are traded on securities or commodities  exchanges.  In this case, the exchange sets all the terms of the  contract  except for the price.  Investors  make  payments  due under their  contracts  through the  exchange.  Most  exchanges require  investors to maintain margin accounts through their brokers to cover their potential  obligations to the exchange.  Parties to the contract make (or collect)  daily  payments to the margin  accounts to reflect  losses (or gains) in the value of their  contracts.
This protects  investors  against  potential  defaults by the  counterparty.  Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

         Exchanges  may limit the amount of open  contracts  permitted  at any one time.  Such limits may prevent  the  Portfolio  from closing out a position.  If this happens,  the Portfolio  will be required to keep the contract open (even if it is losing money on the contract),  and to make any payments required under the contract (even if it has to sell portfolio  securities at unfavorable prices to do so).

         The Portfolio may also trade  derivative  contracts  over-the-counter  (OTC) in transactions  negotiated  directly between the
Portfolio and the  counterparty.  OTC contracts do not  necessarily  have standard  terms, so they cannot be directly offset with other
OTC contracts.  In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

         Depending  upon how the Portfolio uses  derivative  contracts and the  relationships  between the market value of a derivative contract  and the  underlying  asset,  derivative  contracts  may increase or decrease the  Portfolio's  exposure to risks  relating to changes in security  prices,  interest rates and currency  exchange  rates.  OTC contracts also expose the Portfolio to the risk that a counterparty will default on the contract.

         The Portfolio may trade in the following types of derivative contracts:

o        The Portfolio may buy and sell futures contracts relating to financial instruments and indices.
o        The Portfolio may buy call options on portfolio  securities,  indices and futures in  anticipation of an increase in the value of the underlying asset.
o        The Portfolio may buy put options on portfolio  securities,  indices and futures in anticipation of a decrease in the value of the underlying asset.
o        The Portfolio may write call options on portfolio  securities,  indices and futures to generate  income from premiums,  and in anticipation of a decrease or only limited increase in the value of the underlying asset.
o        The Portfolio may also write put options on portfolio  securities,  indices and futures to generate income from premiums,  and in anticipation of an increase or only limited decrease in the value of the underlying asset.

         For  additional  information  on  derivative  contracts,  including  futures and options,  see this  Statement and the Trust's
Prospectus under "Certain Risk Factors and Investment Methods."

         Foreign  Securities.  Foreign  securities are securities of issuers based outside the United States.  The Portfolio  considers an issuer to be based outside the United States if:

o        it is organized under the laws of, or has a principal office located in, another country;
o        the principal trading market for its securities is in another country; or
o        it (or its  subsidiaries)  derived in its most current  fiscal year at least 50% of its total  assets,  capitalization,  gross revenue or profit from goods produced, services performed, or sales made in another country.

         Investment income on foreign  securities may be subject to foreign  withholding or other taxes that could reduce the return on these  securities.  Tax treaties  between the United  States and foreign  countries,  however,  may reduce or  eliminate  the amount of foreign  taxes to which the  Portfolio  would be subject.  The  effective  rate of foreign tax cannot be predicted  since the amount of
Portfolio assets to be invested within various countries is uncertain.

         Additional  Information  about foreign  securities  and their risks is included in this  Statement and the Trust's  Prospectus under "Certain Risk Factors and Investment Methods."

                  Foreign Government  Securities.  Foreign government securities generally consist of fixed income securities supported by national,  state or provincial  governments or similar  political  subdivisions.  Foreign  government  securities  also include debt obligations of supranational  entities,  such as international  organizations designed or supported by governmental entities to promote economic  reconstruction  or  development,  international  banking  institutions  and related  government  agencies.  Examples of these include,  but are not limited to, the  International  Bank for  Reconstruction  and Development (the World Bank), the Asian Development
Bank, the European Investment Bank and the Inter-American Development Bank.

         Foreign government  securities also include fixed income securities of  quasi-governmental  agencies (i.e.,  securities issued by entities  owned by a  national,  state or  equivalent  government  or  obligations  of a  political  unit that are not backed by the national  government's full faith and credit).  Further,  foreign government securities include  mortgage-related  securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

         Delayed-Delivery  Transactions.  The Portfolio  records a  delayed-delivery  or when-issued  transaction when it agrees to buy the  securities  and  reflects  their  value in  determining  the price of its  shares.  Settlement  dates may be a month or more after entering into these  transactions  so that the market values of the  securities  bought may vary from the purchase  prices.  Additional information on  delayed-delivery  and when-issued  transactions is included in this Statement and the Trust's Prospectus under "Certain
Risk Factors and Investment Methods."

         Securities  Lending.  The Portfolio may lend portfolio  securities to borrowers that are deemed creditworthy by the Investment
Manager or  Sub-advisor.  The borrower  must furnish  additional  collateral  if the market value of the loaned  securities  increases.
Also,  the borrower  must pay the  Portfolio  the  equivalent  of any  dividends  or interest  received on the loaned  securities.  The
Portfolio may pay  administrative  and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash  collateral to a securities  lending agent or broker.  Additional  information  about  securities  lending and its risks is included in this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Investment Policies Which May Be Changed Without  Shareholder  Approval.  The following  limitations are applicable to the AST
Federated  Aggressive  Growth  Portfolio.  These  limitations  are not  "fundamental"  restrictions  and may be changed by the Trustees without shareholder approval.

         1.       The Portfolio will not purchase securities on margin, provided that the Portfolio may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Portfolio may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

         2.       The Portfolio will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

         3.       The Portfolio will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Portfolio's net assets.

AST Goldman Sachs Small-Cap Value Portfolio:

Investment Objective:  The investment objective of the Portfolio (formerly, the AST Lord Abbett Small Cap Value Portfolio) is to seek long-term capital appreciation.

Investment Policies:

         Foreign  Currency Hedging  Techniques.  The Portfolio  expects to enter into forward foreign  currency  contracts in primarily two  circumstances.  First,  when the Portfolio enters into a contract for the purchase or sale of a security  denominated in a foreign currency,  it may desire to "lock in" the U.S. dollar price of the security.  Second,  when management  believes that the currency of a particular  foreign country may suffer a decline against the U.S.  dollar,  the Portfolio may enter into a forward contract to sell the amount of foreign currency  approximating the value of some or all of the Portfolio's  securities  denominated in such foreign currency or, in the alternative,  the Portfolio may use a cross-hedging  technique whereby it sells another currency which the Portfolio expects to decline in a similar way but which has a lower  transaction  cost.  The  Portfolio  does not intend to enter into forward  contracts under this second  circumstance on a continuous basis. For an additional  discussion of forward foreign currency  contracts and certain risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         The Portfolio  also may purchase  foreign  currency put options and write foreign  currency call options on U.S.  exchanges or
U.S.  over-the-counter  markets.  Exchange-listed  options markets in the United States include several major  currencies,  and trading may be thin and illiquid.  A number of major  investment  firms trade  unlisted  options  which are more flexible than  exchange-listed options with respect to strike price and maturity  date.  Unlisted  options  generally  are  available in a wider range of  currencies.
Unlisted  foreign  currency  options are  generally  less liquid than listed  options and involve the credit risk  associated  with the individual  issuer.  Unlisted options,  together with other illiquid  securities,  are subject to a limit of 15% of the Portfolio's net assets.  The premiums paid for foreign currency put options will not exceed 5% of the net assets of the Portfolio.

         The  Portfolio  may write a call  option on a foreign  currency  only in  conjunction  with a purchase of a put option on that currency.  Such a  strategy  is  designed  to reduce  the cost of  downside  currency  protection  by  limiting  currency  appreciation potential.  The face  value of such call  writing  may not  exceed  90% of the value of the  securities  denominated  in such  currency invested in by the Portfolio or in such cross  currency  (referred to above) to cover such call writing.  For an additional  discussion of foreign  currency  options and certain risks  involved  therein,  see this  Statement  under  "Certain  Risk Factors and  Investment
Methods."

         Call Options on Stock.  The Portfolio may, from time to time,  write call options on its portfolio  securities.  The Portfolio may write only call options which are  "covered,"  meaning that the Portfolio  either owns the  underlying  security or has an absolute and immediate right to acquire that security,  without additional cash  consideration,  upon conversion or exchange of other securities currently held in its portfolio.  In addition,  the Portfolio will not permit the call to become  uncovered  prior to the expiration of the option or termination through a closing purchase transaction.

         The Portfolio would not be able to effect a closing purchase  transaction  after it had received notice of exercise.  In order to write a call  option,  the  Portfolio  is  required to comply with the rules of The  Options  Clearing  Corporation  and the various exchanges  with respect to collateral  requirements.  The Portfolio may not purchase call options  except in connection  with a closing purchase  transaction.  It is  possible  that the cost of  effecting a closing  purchase  transaction  may be greater  than the premium received by the Portfolio for writing the option.

         Generally,  the Portfolio  intends to write listed covered call options  during  periods when it  anticipates  declines in the market  values of portfolio  securities  because the premiums  received  may offset to some extent the decline in the  Portfolio's  net asset value occasioned by such declines in market value.  Except as part of the "sell  discipline"  described below, the Portfolio will generally not write listed covered call options when it anticipates that the market values of its portfolio securities will increase.

         One reason for the  Portfolio  to write  call  options is as part of a "sell  discipline."  If the  Portfolio  decides  that a portfolio  security would be overvalued  and should be sold at a certain price higher than the current price,  it could write an option on the stock at the higher price.  Should the stock  subsequently  reach that price and the option be exercised,  the Portfolio  would, in effect,  have increased the selling price of that stock,  which it would have sold at that price in any event,  by the amount of the premium.  In the event the market price of the stock declined and the option were not  exercised,  the premium would offset all or some portion of the decline.  It is possible  that the price of the stock could  increase  beyond the  exercise  price;  in that event,  the
Portfolio would forego the opportunity to sell the stock at that higher price.

         In addition,  call options may be used as part of a different strategy in connection with sales of portfolio  securities.  If, in the judgment of the  Sub-advisor,  the market price of a stock is overvalued and it should be sold, the Portfolio may elect to write a call option with an exercise price below the current  market price.  As long as the value of the  underlying  security  remains above the exercise price during the term of the option, the option will, in all probability,  be exercised,  in which case the Portfolio will be required to sell the stock at the  exercise  price.  If the sum of the premium and the  exercise  price  exceeds the market price of the stock at the time the call option is written,  the Portfolio  would, in effect,  have increased the selling price of the stock. The
Portfolio  would not write a call option in these  circumstances  if the sum of the premium and the  exercise  price were less than the current  market  price of the stock.  For an  additional  discussion  of call  options and certain  risks  involved  therein,  see this
Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Put Options on Stock.  The  Portfolio  may also write listed put  options.  Writing  listed put options is a useful  portfolio investment  strategy when the Portfolio has cash or other reserves  available for  investment as a result of sales of Portfolio  shares or, more  importantly,  because the  Sub-advisor  believes a more defensive and less fully  invested  position is desirable in light of market  conditions.  If the  Sub-advisor  wishes to invest its cash or reserves in a particular  security at a price lower than current market  value,  it may write a put option on that  security at an exercise  price which  reflects the lower price it is willing to pay.
The buyer of the put option  generally  will not exercise the option unless the market price of the underlying  security  declines to a price near or below the exercise  price.  If the  Portfolio  writes a listed put, the price of the  underlying  stock  declines and the option is exercised,  the premium,  net of  transaction  charges,  will reduce the purchase  price paid by the Portfolio for the stock.
The price of the stock may  decline  by an amount in excess of the  premium,  in which  event the  Portfolio  would  have  foregone  an opportunity to purchase the stock at a lower price.

         If, prior to the exercise of a put option,  the Portfolio  determines that it no longer wishes to invest in the stock on which the put option had been  written,  the Portfolio may be able to effect a closing  purchase  transaction  on an exchange by purchasing a put option of the same series as the one which it has previously  written.  The cost of effecting a closing  purchase  transaction  may be greater than the premium  received on writing the put option and there is no guarantee that a closing  purchase  transaction  can be effected.  For an  additional  discussion  of put  options and certain  risks  involved  therein,  see this  Statement  and the Trust's
Prospectus under "Certain Risk Factors and Investment Methods."

         Stock Index  Options.  Except as describe  below,  the  Portfolio  will write call  options on indices only if on such date it holds a portfolio  of stocks at least  equal to the value of the index times the  multiplier  times the number of  contracts.  When the
Portfolio  writes a call option on a  broadly-based  stock  market  index,  the  Portfolio  will  segregate or put into escrow with its custodian,  or pledge to a broker as collateral for the option, one or more "qualified  securities" with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts.

         Trading in index options  commenced in April 1983 with the S&P 100 option  (formerly  called the CBOE 100).  Since that time a number of additional  index option  contracts have been  introduced  including  options on industry  indices.  Although the markets for certain  index option  contracts  have  developed  rapidly,  the markets for other index  options are still  relatively  illiquid.  The ability to establish and close out positions on such options will be subject to the development  and maintenance of a liquid  secondary market.  It is not certain that this market will develop in all index option  contracts.  The  Portfolio  will not purchase or sell any index option contract unless and until,  in the  Sub-advisor's  opinion,  the market for such options has developed  sufficiently  that such risk in connection with such  transactions  in no greater than such risk in connection  with options on stocks.  For an additional discussion of stock index options and certain risks involved  therein,  see this  Statement  under "Certain Risk Factors and Investment
Methods."

         Stock Index Futures.  The Portfolio will engage in  transactions  in stock index futures  contracts as a hedge against changes resulting  from market  conditions  in the values of  securities  which are held in the  Portfolio's  portfolio  or which it intends to purchase.  The Portfolio will engage in such  transactions  when they are economically  appropriate for the reduction of risks inherent in the ongoing  management of the  Portfolio.  The Portfolio may not purchase or sell stock index futures if,  immediately  thereafter, more than  one-third of its net assets would be hedged and, in  addition,  except as described  above in the case of a call written and held on the same  index,  will  write  call  options on indices or sell  stock  index  futures  only if the amount  resulting  from the multiplication  of the then  current  level of the index (or  indices)  upon  which the  option  or future  contract(s)  is based,  the applicable  multiplier(s),  and the number of futures or options  contracts which would be outstanding,  would not exceed  one-third of the value of the Portfolio's net assets.

         Limitations  on Stock  Options,  Options on Stock  Indices and Stock Index Futures  Transactions.  The Portfolio may write put and call options on stocks only if they are covered,  and such options must remain  covered so long as the  Portfolio is obligated as a writer.  The Portfolio  does not currently  intend to write  covered call options with respect to securities  with an aggregate  market value of more  than 5% of its gross  assets  at the time an  option  is  written.  The  Portfolio  will not (a)  write  puts  having an aggregate  exercise  price greater than 25% of the  Portfolio's  net assets;  or (b) purchase (i) put options on stocks not held in the
Portfolio's  portfolio,  (ii) put  options on stock  indices,  or (iii)  call  options on stocks or stock  indices  if,  after any such purchase, the aggregate premiums paid for such options would exceed 20% of the Portfolio's net assets.

         Special  Risks of Writing  Calls on Indices.  Because  exercises of index  options are settled in cash,  a call writer  cannot determine the amount of its settlement  obligations in advance and, unlike call writing on specific  stocks,  cannot provide in advance for, or cover, its potential  settlement  obligations by acquiring and holding the underlying  securities.  However, the Portfolio will write call options on indices only under the  circumstances  described  above under  "Limitations  on Stock  Options,  Options on Stock
Indices and Stock Index Futures Transactions."

         Unless the  Portfolio has other liquid assets that are  sufficient to satisfy the exercise of a call,  the Portfolio  would be required to liquidate  portfolio  securities in order to satisfy the exercise.  Because an exercise must be settled  within hours after receiving  the notice of exercise,  if the Portfolio  fails to anticipate an exercise,  it may have to borrow (in amounts not exceeding
20% of the  Portfolio's  total assets) pending  settlement of the sale of securities in its portfolio and would incur interest  charges thereon.

         When the Portfolio has written a call,  there is also a risk that the market may decline  between the time the call is written and the time the  Portfolio  is able to sell stocks in its  portfolio.  As with stock  options,  the  Portfolio  will not learn that an index option has been  exercised  until the day following the exercise  date but,  unlike a call on stock where the Portfolio  would be able to deliver the  underlying  securities  in  settlement,  the Series may have to sell part of its stock  portfolio in order to make settlement in cash,  and the price of such stocks might  decline  before they can be sold.  This timing risk makes  certain  strategies involving  more than one option  substantially  more risky with index options than with stock  options.  For example,  even if an index call which the  Portfolio has written is "covered" by an index call held by the  Portfolio  with the same strike  price,  the Portfolio will bear the risk that the level of the index may decline  between the close of trading on the date the exercise  notice is filed with the clearing  corporation  and the close of trading on the date the  Portfolio  exercises  the call it holds or the time the  Portfolio sells the call which in either case would occur no earlier than the day following the day the exercise notice was filed.

         Short Sales.  The Portfolio may make short sales of securities or maintain a short  position,  provided that at all times when a short  position is open the  Portfolio  owns an equal amount of such  securities  or  securities  convertible  into or  exchangeable, without  payment of any further  consideration,  for an equal amount of the securities of the same issuer as the securities  sold short
(a "short sale  against-the-box"),  and that not more than 25% of the Portfolio's net assets (determined at the time of the short sale)
may be subject to such sales.  Notwithstanding  this 25%  limitation,  the Portfolio does not currently  intend to have more than 5% of its net assets (determined at the time of the short sale) subject to short sales against-the-box.

         Debt  Securities.  The Portfolio may invest in straight  bonds or other debt  securities,  including  lower rated,  high-yield bonds.  Neither an issuer's ceasing to be rated investment grade nor a rating reduction below that grade will require  elimination of a bond from the  Portfolio's  portfolio.  The Portfolio  has no present  intention to commit more than 5% of gross assets to investing in debt  securities.  For a discussion of debt  securities,  including lower rated,  high-yield  bonds,  see this Statement under "Certain
Risk Factors and Investment Methods."

         Real Estate  Investment  Trusts (REITs).  The Portfolio may invest in shares of REITs.  REITs are pooled  investment  vehicles which invest  primarily in real estate or real estate related  loans.  REITs are generally  classified as equity REITs,  mortgage REITs or a combination of equity and mortgage  REITs.  Equity REITs invest the majority of their assets  directly in real property and derive income  primarily  from the  collection  of  rents.  Equity  REITs can also  realize  capital  gains by  selling  properties  that have appreciated  in value.  Mortgage  REITs  invest the  majority  of their  assets in real  estate  mortgages  and derive  income from the collection  of  interest  payments.  Like  regulated  investment  companies  such as the  Portfolios,  REITs  are not  taxed on  income distributed  to  shareholders  provided  they comply with certain  requirements  under the  Internal  Revenue  Code (the  "Code").  The
Portfolio will  indirectly bear its  proportionate  share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Portfolio.

         Investing in REITs  involves  certain  unique  risks.  Equity REITs may be affected by changes in the value of the  underlying property  owned by such REITs,  while mortgage  REITs may be affected by the quality of any credit  extended.  REITs are dependent upon management skills, are not diversified  (except to the extent the Code requires),  and are subject to the risks of financing  projects.
REITs are subject to heavy cash flow dependency,  default by borrowers,  self-liquidation,  and the possibilities of failing to qualify for the exemption from tax for distributed  income under the Code and failing to maintain their exemptions from the Investment  Company
Act of 1940.  REITs (especially mortgage REITs) are also subject to interest rate risks.

         Investment Policies Which May Be Changed Without  Shareholder  Approval.  The following  limitations are applicable to the AST
Goldman Sachs  Small-Cap  Value  Portfolio.  The  limitations  are not  "fundamental"  restrictions  and may be changed by the Trustees without shareholder approval.  The Portfolio will not:

         1.       Effective July 31, 2002, change its policy to invest at least 80% of the value of its assets in small  capitalization companies unless it provides 60 days prior written notice to its shareholders.

         2.       Pledge its assets (other than to secure borrowings or to the extent permitted by the Portfolio's  investment policies as permitted by applicable law);

         3.       Make short sales of securities or maintain a short position except to the extent permitted by applicable law;

         4.       Invest  knowingly  more than 15% of its net assets (at the time of  investment)  in illiquid  securities,  except for securities qualifying for resale under Rule 144A of the Securities Act of 1933, deemed to be liquid by the Board of Trustees;

         5.       Invest in the securities of other investment companies except as permitted by applicable law;

         6.       Invest in real estate limited partnership  interests or interests in oil, gas or other mineral leases, or exploration or other  development  programs,  except that the  Portfolio may invest in  securities  issued by companies  that engage in oil, gas or other mineral exploration or other development activities; or

         7.       Write, purchase or sell puts, calls,  straddles,  spreads or combinations thereof,  except to the extent permitted in this Statement and the Trust's Prospectus, as they may be amended from time to time.

AST Gabelli Small-Cap Value Portfolio:

Investment  Objective:  The investment  objective of the Portfolio  (formerly,  the AST T. Rowe Price Small Company Value Portfolio) is
to provide long-term capital appreciation by investing primarily in small-capitalization stocks that appear to be undervalued.

Investment Policies:

         Although  primarily all of the  Portfolio's  assets are invested in common  stocks,  the  Portfolio may invest in  convertible securities,  corporate debt securities and preferred  stocks.  The  fixed-income  securities in which the Portfolio may invest include, but are not limited to, those  described  below.  See this  Statement  under  "Certain  Risk Factors and  Investment  Methods,"  for an
additional discussion of debt obligations.

         U.S.  Government  Obligations.  Bills,  notes, bonds and other debt securities issued by the U.S.  Treasury.  These are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

         U.S.  Government  Agency  Securities.  Issued or guaranteed by U.S.  Government  sponsored  enterprises and federal  agencies.
These include securities issued by the Federal National Mortgage Association,  Government National Mortgage  Association,  Federal Home
Loan Bank,  Federal Land Banks,  Farmers Home  Administration,  Banks for  Cooperatives,  Federal  Intermediate  Credit Banks,  Federal
Financing Bank, Farm Credit Banks, the Small Business  Association,  and the Tennessee Valley  Authority.  Some of these securities are supported  by the  full  faith  and  credit  of the  U.S.  Treasury;  and  the  remainder  are  supported  only  by the  credit  of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

         Bank  Obligations.  Certificates of deposit,  bankers'  acceptances,  and other short-term debt  obligations.  Certificates of deposit are  short-term  obligations  of  commercial  banks.  A bankers'  acceptance  is a time draft drawn on a  commercial  bank by a borrower,  usually in  connection  with  international  commercial  transactions.  Certificates  of deposit  may have fixed or variable rates.  The Portfolio may invest in U.S. banks,  foreign branches of U.S. banks,  U.S.  branches of foreign banks, and foreign branches of foreign banks.

         Short-Term  Corporate Debt  Securities.  Outstanding  nonconvertible  corporate debt securities  (e.g.,  bonds and debentures)
which have one year or less remaining to maturity.  Corporate notes may have fixed, variable, or floating rates.

         Commercial Paper.  Short-term  promissory notes issued by corporations  primarily to finance short-term credit needs.  Certain notes may have floating or variable rates.

         Foreign  Government  Securities.  Issued  or  guaranteed  by  a  foreign  government,  province,  instrumentality,   political
subdivision or similar unit thereof.

         Savings and Loan  Obligations.  Negotiable  certificates of deposit and other  short-term debt obligations of savings and loan associations.

         Supranational  Entities.  The  Portfolio  may also invest in the  securities of certain  supranational  entities,  such as the
International Development Bank.

         Lower-Rated  Debt Securities.  The Portfolio's  investment  program permits it to purchase below investment grade  securities, commonly  referred to as "junk bonds." The  Portfolio  will not purchase a junk bond if  immediately  after such purchase the Portfolio would have more than 5% of its total assets  invested in such  securities.  Since investors  generally  perceive that there are greater risks  associated with investment in lower quality  securities,  the yields from such securities  normally exceed those obtainable from higher quality  securities.  However,  the principal value of lower-rated  securities  generally will fluctuate more widely than higher quality  securities.  Lower quality  investments  entail a higher risk of default -- that is, the  nonpayment of interest and principal by the issuer than higher  quality  investments.  Such  securities  are also subject to special risks,  discussed  below.  Although the
Portfolio seeks to reduce risk by portfolio  diversification,  credit analysis, and attention to trends in the economy,  industries and financial  markets,  such efforts will not eliminate all risk.  There can, of course,  be no assurance  that the Portfolio will achieve its investment objective.

         After  purchase  by the  Portfolio,  a debt  security  may cease to be rated or its rating may be  reduced  below the  minimum required  for  purchase  by the  Portfolio.  Neither  event  will  require  a sale of such  security  by the  Portfolio.  However,  the
Sub-advisor  will  consider  such event in its  determination  of whether the Portfolio  should  continue to hold the security.  To the extent that the ratings given by Moody's or S&P may change as a result of changes in such  organizations  or their rating systems,  the
Portfolio will attempt to use comparable  ratings as standards for investments in accordance with the investment  policies contained in the Trust's Prospectus.

         Junk bonds are regarded as  predominantly  speculative with respect to the issuer's  continuing  ability to meet principal and interest  payments.  Because  investment in low and  lower-medium  quality bonds involves  greater  investment  risk, to the extent the
Portfolio invests in such bonds,  achievement of its investment  objective will be more dependent on the Sub-advisor's  credit analysis than would be the case if the Portfolio  was  investing in higher  quality  bonds.  For a discussion  of the special risks  involved in low-rated bonds, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Mortgage-Backed  Securities.  Mortgage-backed  securities are securities representing interests in a pool of mortgages.  After purchase by the  Portfolio,  a security may cease to be rated or its rating may be reduced  below the minimum  required for purchase by the  Portfolio.  Neither event will require a sale of such  security by the  Portfolio.  However,  the  Sub-advisor  will consider such event in its  determination  of whether the Portfolio  should  continue to hold the  security.  To the extent that the ratings given by
Moody's or S&P may change as a result of changes in such  organizations  or their rating  systems,  the  Portfolio  will attempt to use comparable  ratings as standards for investments in accordance with the investment  policies contained in the Trust's  Prospectus.  For a discussion of  mortgage-backed  securities and certain risks involved  therein,  see this Statement and the Trust's  Prospectus under
"Certain Risk Factors and Investment Methods."

         Collateralized  Mortgage  Obligations  (CMOs).  CMOs are  obligations  fully  collateralized  by a portfolio  of  mortgages or mortgage-related  securities.  Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same  schedule as they are  received,  although  certain  classes of CMOs have  priority  over  others  with  respect to the receipt of prepayments on the mortgages.  Therefore,  depending on the type of CMOs in which the Portfolio invests,  the investment may be subject to a greater or lesser risk of prepayment than other types of  mortgage-related  securities.  For an additional  discussion of CMOs and certain risks involved therein, see the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Stripped Agency  Mortgage-Backed  Securities.  Stripped Agency  Mortgage-Backed  securities  represent  interests in a pool of mortgages,  the cash flow of which has been  separated into its interest and principal  components.  "IOs"  (interest only  securities)
receive the interest portion of the cash flow while "POs" (principal only securities)  receive the principal  portion.  Stripped Agency
Mortgage-Backed  Securities may be issued by U.S.  Government  Agencies or by private  issuers  similar to those  described  above with respect to CMOs and  privately-issued  mortgage-backed  certificates.  As interest  rates rise and fall, the value of IOs tends to move in the same  direction  as  interest  rates.  The value of the other  mortgage-backed  securities  described  herein,  like  other debt instruments,  will tend to move in the opposite  direction  compared to interest  rates.  Under the Internal  Revenue Code of 1986,  as amended, POs may generate taxable income from the current accrual of original issue discount,  without a corresponding  distribution of cash to the Portfolio.

         The cash  flows  and  yields on IO and PO  classes  are  extremely  sensitive  to the rate of  principal  payments  (including prepayments) on the related  underlying  mortgage assets.  For example,  a rapid or slow rate of principal payments may have a material adverse effect on the prices of IOs or POs,  respectively.  If the  underlying  mortgage  assets  experience  greater than  anticipated prepayments  of principal,  an investor may fail to recoup fully its initial  investment  in an IO class of a stripped  mortgage-backed security,  even if the IO  class is rated  AAA or Aaa or is  derived  from a full  faith  and  credit  obligation.  Conversely,  if the underlying mortgage assets experience slower than anticipated  prepayments of principal,  the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

         The Portfolio  will treat IOs and POs, other than  government-issued  IOs or POs backed by fixed rate  mortgages,  as illiquid securities and,  accordingly,  limit its investments in such  securities,  together with all other illiquid  securities,  to 15% of the
Portfolio's net assets.  The  Sub-advisor  will determine the liquidity of these  investments  based on the following  guidelines:  the type of issuer;  type of  collateral,  including age and  prepayment  characteristics;  rate of interest on coupon  relative to current market rates and the effect of the rate on the potential for  prepayments;  complexity of the issue's  structure,  including the number of  tranches;  size  of the  issue;  and  the  number  of  dealers  who  make a  market  in the IO or  PO.  The  Portfolio  will  treat non-government-issued  IOs and POs not backed by fixed or adjustable  rate mortgages as illiquid  unless and until the SEC modifies its position.

         Asset-Backed  Securities.  The  Portfolio  may  invest a portion  of its  assets  in debt  obligations  known as  asset-backed securities.  The credit quality of most asset-backed  securities  depends primarily on the credit quality of the assets underlying such securities,  how well the entity  issuing the  security is insulated  from the credit risk of the  originator  or any other  affiliated entities and the amount and quality of any credit support  provided to the  securities.  The rate of principal  payment on asset-backed securities  generally  depends on the rate of principal  payments  received on the underlying assets which in turn may be affected by a variety of economic and other  factors.  As a result,  the yield on any  asset-backed  security is difficult to predict with  precision and actual yield to maturity may be more or less than the anticipated yield to maturity.

                  Automobile  Receivable  Securities.  The  Portfolio  may  invest  in  asset-backed  securities  which  are  backed by receivables  from motor vehicle  installment  sales contracts or installment  loans secured by motor vehicles  ("Automobile  Receivable
Securities").

                  Credit Card Receivable  Securities.  The Portfolio may invest in asset-backed  securities  backed by receivables from revolving credit card agreements ("Credit Card Receivable Securities").

                  Other Assets.  The Sub-advisor  anticipates that asset-backed  securities backed by assets other than those described above  will be issued in the  future.  The  Portfolio  may invest in such  securities  in the future if such  investment  is  otherwise consistent  with its  investment  objective and  policies.  For a discussion of these  securities,  see this  Statement and the Trust's
Prospectus under "Certain Risk Factors and Investment Methods."

         Writing  Covered Call Options.  The Portfolio may write (sell)  American or European style "covered" call options and purchase options to close out options  previously  written by a Portfolio.  In writing covered call options,  the Portfolio  expects to generate additional  premium  income which should serve to enhance the  Portfolio's  total return and reduce the effect of any price  decline of the security or currency  involved in the option.  Covered call options will  generally be written on securities  or currencies  which, in the Sub-advisor's  opinion,  are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the Portfolio.

         The Portfolio will write only covered call options.  This means that the Portfolio  will own the security or currency  subject to the option or an option to purchase the same  underlying  security or currency,  having an exercise  price equal to or less than the exercise  price of the "covered"  option,  or will  establish  and maintain  with its custodian for the term of the option,  an account consisting  of cash or other  liquid  assets  having a value  equal to the  fluctuating  market  value of the  optioned  securities  or currencies.

         Portfolio  securities or  currencies on which call options may be written will be purchased  solely on the basis of investment considerations  consistent  with the  Portfolio's  investment  objective.  The  writing  of  covered  call  options  is a  conservative investment  technique believed to involve  relatively little risk (in contrast to the writing of naked or uncovered options,  which the
Portfolio will not do), but capable of enhancing the Portfolio's total return.  When writing a covered call option,  the Portfolio,  in return for the premium,  gives up the  opportunity  for profit from a price increase in the  underlying  security or currency above the exercise  price,  but  conversely  retains the risk of loss should the price of the security or currency  decline.  Unlike one who owns securities or  currencies  not subject to an option,  the Portfolio has no control over when it may be required to sell the  underlying securities  or  currencies,  since it may be assigned an exercise  notice at any time prior to the  expiration  of its  obligation as a writer.  If a call option which the Portfolio  has written  expires,  the  Portfolio  will realize a gain in the amount of the premium;
however,  such gain may be offset by a decline in the market value of the  underlying  security or currency  during the option  period.
If the call option is exercised,  the Portfolio will realize a gain or loss from the sale of the underlying  security or currency.  The
Portfolio  does not consider a security or currency  covered by a call to be "pledged" as that term is used in the  Portfolio's  policy which limits the pledging or mortgaging of its assets.

         Call options  written by the Portfolio  will normally  have  expiration  dates of less than nine months from the date written.
The  exercise  price of the  options  may be below,  equal to, or above the  current  market  values of the  underlying  securities  or currencies at the time the options are written.  From time to time,  the Portfolio may purchase an underlying  security or currency for delivery in accordance  with an exercise  notice of a call option assigned to it, rather than delivering such security or currency from its portfolio.  In such cases, additional costs may be incurred.

         The premium  received is the market  value of an option.  The premium the  Portfolio  will  receive from writing a call option will reflect,  among other things,  the current market price of the underlying  security or currency,  the relationship of the exercise price to such market price,  the  historical  price  volatility of the  underlying  security or currency,  and the length of the option period.  Once the decision to write a call option has been made,  the  Sub-advisor,  in  determining  whether a particular  call option should be written on a  particular  security  or  currency,  will  consider  the  reasonableness  of the  anticipated  premium  and the likelihood  that a liquid  secondary  market will exist for those options.  The premium  received by the Portfolio for writing  covered call options will be recorded as a liability of the Portfolio.  This  liability  will be adjusted daily to the option's  current market value,  which will be the latest sale price at the time at which the net asset value per share of the  Portfolio is computed  (close of the New York Stock  Exchange),  or, in the absence of such sale, the latest asked price.  The option will be terminated upon expiration of the option, the purchase of an identical option in a closing  transaction,  or delivery of the underlying  security or currency upon the exercise of the option.

         The Portfolio  will realize a profit or loss from a closing  purchase  transaction  if the cost of the  transaction is less or more than the premium  received from the writing of the option.  Because  increases in the market price of a call option will generally reflect increases in the market price of the underlying  security or currency,  any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Portfolio.

         The Portfolio  will not write a covered call option if, as a result,  the aggregate  market value of all portfolio  securities or currencies  covering call or put options  exceeds 25% of the market value of the  Portfolio's  net assets.  In  calculating  the 25%
limit,  the Portfolio will offset,  against the value of assets covering  written calls and puts, the value of purchased calls and puts on identical securities or currencies with identical maturity dates.

         Writing  Covered Put Options.  The Portfolio may write American or European style covered put options and purchase  options to close out options previously written by the Portfolio.

         The Portfolio  would write put options only on a covered basis,  which means that the Portfolio would maintain in a segregated account cash, U.S.  government  securities or other liquid high-grade debt obligations in an amount not less than the exercise price or the Portfolio  will own an option to sell the underlying  security or currency  subject to the option having an exercise price equal to or  greater  than the  exercise  price of the  "covered"  option at all times  while the put  option is  outstanding.  (The  rules of a clearing  corporation  currently  require  that such  assets be  deposited  in escrow to secure  payment of the  exercise  price.)  The
Portfolio would generally write covered put options in circumstances  where the Sub-advisor wishes to purchase the underlying  security or  currency  for the  Portfolio  at a price  lower than the  current  market  price of the  security  or  currency.  In such event the
Portfolio  would write a put option at an exercise  price  which,  reduced by the premium  received on the option,  reflects  the lower price it is willing to pay. Since the Portfolio would also receive  interest on debt  securities or currencies  maintained to cover the exercise price of the option,  this technique  could be used to enhance current return during periods of market  uncertainty.  The risk in such a transaction  would be that the market price of the  underlying  security or currency  would decline below the exercise  price less the premiums  received.  Such a decline could be substantial and result in a significant loss to the Portfolio.  In addition,  the
Portfolio,  because it does not own the specific  securities or currencies which it may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

         The Portfolio will not write a covered put option if, as a result,  the aggregate market value of all portfolio  securities or currencies  covering put or call options exceeds 25% of the market value of the  Portfolio's net assets.  In calculating the 25% limit, the  Portfolio  will offset,  against the value of assets  covering  written puts and calls,  the value of purchased  puts and calls on identical securities or currencies with identical maturity dates.

         Purchasing  Put Options.  The Portfolio may purchase  American or European  style put options.  As the holder of a put option, the  Portfolio  has the right to sell the  underlying  security or currency at the exercise  price at any time during the option period
(American  style) or at the expiration of the option  (European  style).  The Portfolio may enter into closing sale  transactions  with respect to such  options,  exercise them or permit them to expire.  The  Portfolio  may purchase put options for defensive  purposes in order to protect  against an anticipated  decline in the value of its  securities or currencies.  An example of such use of put options is provided in this Statement under "Certain Risk Factors and Investment Methods."

         The premium  paid by the  Portfolio  when  purchasing a put option will be recorded as an asset of the  Portfolio.  This asset will be adjusted  daily to the option's  current  market value,  which will be the latest sale price at the time at which the net asset value per share of the  Portfolio  is computed  (close of New York Stock  Exchange),  or, in the  absence of such sale,  the latest bid price.  This asset will be  terminated  upon  expiration  of the option,  the selling  (writing)  of an  identical  option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.

         Purchasing  Call  Options.  The  Portfolio  may  purchase  American or European  style call  options.  As the holder of a call option,  the  Portfolio  has the right to purchase the  underlying  security or currency at the  exercise  price at any time during the option  period  (American  style) or at the  expiration  of the option  (European  style).  The  Portfolio  may enter into closing sale transactions  with respect to such  options,  exercise  them or permit them to expire.  The Portfolio may purchase call options for the purpose of increasing its current return or avoiding tax  consequences  which could reduce its current  return.  The Portfolio may also purchase  call  options in order to acquire  the  underlying  securities  or  currencies.  Examples  of such uses of call  options  are provided in this Statement under "Certain Risk Factors and Investment Methods."

         The Portfolio may also  purchase  call options on underlying  securities or currencies it owns in order to protect  unrealized gains on call options  previously  written by it. A call option would be purchased  for this purpose where tax  considerations  make it inadvisable  to realize  such gains  through a closing  purchase  transaction.  Call  options may also be  purchased  at times to avoid realizing losses.

         Dealer  (Over-the-Counter)  Options.  The Portfolio may engage in transactions  involving  dealer  options.  Certain risks are specific to dealer  options.  While the Portfolio  would look to a clearing  corporation to exercise  exchange-traded  options,  if the
Portfolio  were to purchase a dealer  option,  it would rely on the dealer from whom it  purchased  the option to perform if the option were  exercised.  Failure by the dealer to do so would result in the loss of the premium  paid by the  Portfolio as well as loss of the expected  benefit of the  transaction.  For a  discussion  of dealer  options,  see this  Statement  under  "Certain  Risk  Factors and
Investment Methods."

         Futures Contracts.

                  Transactions in Futures.  The Portfolio may enter into futures  contracts,  including stock index,  interest rate and currency  futures  ("futures" or "futures  contracts").  The Portfolio may also enter into futures on commodities  related to the types of companies in which it invests,  such as oil and gold futures.  Otherwise the nature of such futures and the  regulatory  limitations and risks to which they are subject are the same as those described below.

         Stock index futures  contracts may be used to attempt to hedge a portion of the Portfolio,  as a cash  management  tool, or as an efficient way for the Sub-advisor to implement  either an increase or decrease in portfolio  market exposure in response to changing market  conditions.  The Portfolio may purchase or sell futures contracts with respect to any stock index.  Nevertheless,  to hedge the
Portfolio  successfully,  the Portfolio must sell futures  contacts with respect to indices or subindices  whose  movements will have a significant correlation with movements in the prices of the Portfolio's securities.

         Interest rate or currency futures  contracts may be used to attempt to hedge against changes in prevailing  levels of interest rates or currency  exchange  rates in order to establish  more  definitely  the effective  return on  securities or currencies  held or intended to be acquired by the  Portfolio.  In this regard,  the Portfolio  could sell  interest rate or currency  futures as an offset against the effect of expected  increases in interest  rates or currency  exchange rates and purchase such futures as an offset against the effect of expected declines in interest rates or currency exchange rates.

         The  Portfolio  will enter into  futures  contracts  which are  traded on  national  or  foreign  futures  exchanges,  and are standardized  as to  maturity  date and  underlying  financial  instrument.  Futures  exchanges  and  trading in the United  States are regulated  under the Commodity  Exchange Act by the CFTC.  Although  techniques  other than the sale and purchase of futures  contracts could be used for the  above-referenced  purposes,  futures  contracts offer an effective and relatively low cost means of implementing the Portfolio's objectives in these areas.

                  Regulatory  Limitations.  The  Portfolio  will engage in futures  contracts  and options  thereon  only for bona fide hedging, yield enhancement, and risk management purposes, in each case in accordance with rules and regulations of the CFTC.

         The  Portfolio  may not purchase or sell  futures  contracts  or related  options if, with  respect to positions  which do not qualify as bona fide hedging  under  applicable  CFTC rules,  the sum of the amounts of initial  margin  deposits and premiums  paid on those  positions would exceed 5% of the net asset value of the Portfolio  after taking into account  unrealized  profits and unrealized losses on any such contracts it has entered into;  provided,  however,  that in the case of an option that is  in-the-money at the time of  purchase,  the  in-the-money  amount may be excluded in  calculating  the 5%  limitation.  For  purposes of this policy  options on futures  contracts and foreign  currency  options traded on a commodities  exchange will be considered  "related  options." This policy may be modified by the Board of Trustees of the Trust without a shareholder  vote and does not limit the percentage of the  Portfolio's assets at risk to 5%.

         In instances  involving the purchase of futures  contracts or the writing of call or put options thereon by the Portfolio,  an amount of cash or other liquid assets equal to the market value of the futures  contracts and options  thereon (less any related margin deposits),  will be identified by the Portfolio to cover the position,  or  alternative  cover (such as owning an offsetting  position)
will be  employed.  Assets  used as cover or held in an  identified  account  cannot be sold while the  position  in the  corresponding option or future is open,  unless they are  replaced  with  similar  assets.  As a result,  the  commitment  of a large  portion of the
Portfolio's  assets to cover or identified  accounts could impede  portfolio  management or the Portfolio's  ability to meet redemption requests or other current obligations.

         Options on  Futures  Contracts.  The  Portfolio  may  purchase  and sell  options on the same types of futures in which it may invest.  As an  alternative to writing or purchasing  call and put options on stock index futures,  the Portfolio may write or purchase call and put  options  on  financial  indices.  Such  options  would be used in a  manner  similar  to the use of  options  on  futures contracts.  From time to time, a single order to purchase or sell futures  contracts (or options  thereon) may be made on behalf of the
Portfolio and other mutual funds or portfolios of mutual funds managed by the  Sub-advisor or its affiliates.  Such  aggregated  orders would be allocated  among the  Portfolio and such other  portfolios in a fair and  non-discriminatory  manner.  See this  Statement and
Trust's  Prospectus  under  "Certain  Risk Factors and  Investment  Methods" for a  description  of certain risks in options and future contracts.

         Additional  Futures and Options  Contracts.  Although the Portfolio has no current intention of engaging in futures or options transactions  other than those  described  above,  it reserves the right to do so. Such futures and options trading might involve risks which differ from those involved in the futures and options described above.

         Foreign  Futures and  Options.  The  Portfolio is permitted to invest in foreign  futures and options.  For a  description  of foreign  futures and options and certain  risks  involved  therein as well as certain  risks  involved in foreign  investing,  see this
Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Foreign  Securities.  The  Portfolio  may invest in U.S.  dollar-denominated  and non-U.S.  dollar-denominated  securities  of foreign issuers.  There are special risks in foreign  investing.  Certain of these risks are inherent in any international  mutual fund while others relate more to the countries in which the Portfolio will invest.  Many of the risks are more  pronounced  for  investments in developing or emerging  countries,  such as many of the countries of Southeast  Asia,  Latin America,  Eastern Europe and the Middle
East.  For an additional  discussion of certain risks involved in investing in foreign  securities,  see this Statement and the Trust's
Prospectus under "Certain Risk Factors and Investment Methods."

         Foreign Currency  Transactions.  A forward foreign  currency  exchange  contract  involves an obligation to purchase or sell a specific  currency at a future date,  which may be any fixed  number of days from the date of the contract  agreed upon by the parties, at a price set at the time of the  contract.  These  contracts  are  principally  traded in the  interbank  market  conducted  directly between  currency  traders  (usually  large,  commercial  banks)  and their  customers.  A forward  contract  generally  has no deposit requirement, and no commissions are charged at any stage for trades.

         The Portfolio may enter into forward  contracts  for a variety of purposes in  connection  with the  management of the foreign securities  portion of its  portfolio.  The  Portfolio's  use of such contracts  would  include,  but not be limited to, the following.
First,  when the Portfolio  enters into a contract for the purchase or sale of a security  denominated  in a foreign  currency,  it may desire to "lock in" the U.S. dollar price of the security.  Second,  when the  Sub-advisor  believes that one currency may experience a substantial  movement  against another  currency,  including the U.S.  dollar,  it may enter into a forward contract to sell or buy the amount of the former  foreign  currency,  approximating  the value of some or all of the  Portfolio's  securities  denominated  in such foreign currency.  Alternatively,  where appropriate,  the Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy  currency where such currency or currencies  act as an effective  proxy for other  currencies.
In such a case, the Portfolio may enter into a forward  contract where the amount of the foreign  currency to be sold exceeds the value of the  securities  denominated in such currency.  The use of this basket hedging  technique may be more efficient and economical  than entering  into  separate  forward  contracts for each currency  held in the  Portfolio.  The precise  matching of the forward  contract amounts and the value of the securities  involved will not generally be possible  since the future value of such  securities in foreign currencies will change as a consequence of market movements in the value of those  securities  between the date the forward contract is entered  into and the date it matures.  The  projection  of  short-term  currency  market  movement  is  extremely  difficult,  and the successful execution of a short-term hedging strategy is highly uncertain.  Under normal  circumstances,  consideration of the prospect for currency  parities will be  incorporated  into the longer term  investment  decisions  made with regard to overall  diversification strategies.  However,  Sub-advisor  believes that it is important to have the flexibility to enter into such forward  contracts when it determines that the best interests of the Portfolio will be served.

         The Portfolio may enter into forward  contracts for any other purpose  consistent  with the Portfolio's  investment  objective and policies.  However,  the Portfolio will not enter into a forward contract,  or maintain  exposure to any such  contract(s),  if the amount of foreign  currency  required to be delivered  thereunder  would exceed the Portfolio's  holdings of liquid assets and currency available for cover of the forward  contract(s).  In  determining  the amount to be delivered  under a contract,  the Portfolio may net offsetting positions.

         At the  maturity of a forward  contract,  the  Portfolio  may sell the  portfolio  security  and make  delivery of the foreign currency,  or it may retain the security and either extend the maturity of the forward  contract (by "rolling"  that contract  forward)
or may initiate a new forward contract.

         If the Portfolio retains the portfolio security and engages in an offsetting  transaction,  the Portfolio will incur a gain or a loss (as  described  below) to the extent that there has been movement in forward  contract  prices.  If the Portfolio  engages in an offsetting  transaction,  it may  subsequently  enter into a new forward contract to sell the foreign  currency.  Should forward prices decline during the period between the Portfolio's  entering into a forward  contract for the sale of a foreign currency and the date it enters into an  offsetting  contract  for the purchase of the foreign  currency,  the  Portfolio  will realize a gain to the extent the price of the  currency  it has agreed to sell  exceeds the price of the  currency  it has agreed to  purchase.  Should  forward  prices increase,  the Portfolio  will suffer a loss to the extent of the price of the currency it has agreed to purchase  exceeds the price of the currency it has agreed to sell.

         The  Portfolio's  dealing in forward  foreign  currency  exchange  contracts  will  generally  be limited to the  transactions described above.  However,  the Portfolio  reserves the right to enter into forward foreign currency  contracts for different  purposes and under  different  circumstances.  Of course,  the  Portfolio  is not required to enter into  forward  contracts  with regard to its foreign  currency-denominated  securities and will not do so unless deemed  appropriate by the Sub-advisor.  It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate  fluctuations  in the underlying  prices of the  securities.  It simply  establishes a rate of exchange at a future date.  Additionally,  although such  contracts tend to minimize the risk of loss due to a decline in the value of the hedged  currency,  at the same time,  they tend to limit any potential gain which might result from an increase in the value of that currency.

         Although  the  Portfolio  values its assets  daily in terms of U.S.  dollars,  it does not intend to convert  its  holdings of foreign  currencies  into U.S.  dollars on a daily basis.  It will do so from time to time, and investors  should be aware of the costs of currency  conversion.  Although foreign  exchange dealers do not charge a fee for conversion,  they do realize a profit based on the difference  (the  "spread")  between the prices at which they are buying and selling  various  currencies.  Thus, a dealer may offer to sell a foreign  currency to the Portfolio at one rate,  while offering a lesser rate of exchange should the Portfolio  desire to resell that currency to the dealer.  For a discussion of certain risk factors  involved in foreign currency  transactions,  see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Federal Tax Treatment of Options,  Futures  Contracts and Forward  Foreign  Exchange  Contracts.  The Portfolio may enter into certain option,  futures,  and forward foreign exchange contracts,  including options and futures on currencies,  which will be treated as Section 1256 contracts or straddles.

         Transactions  which  are  considered  Section  1256  contracts  will be  considered  to  have  been  closed  at the end of the
Portfolio's  fiscal  year and any gains or losses  will be  recognized  for tax  purposes  at that time.  Such gains or losses from the normal closing or settlement of such  transactions  will be characterized  as 60% long-term  capital gain (taxable at a maximum rate of
20%) or loss and 40% short-term  capital gain or loss  regardless of the holding  period of the instrument  (or, in the case of foreign exchange  contracts,  entirely  as  ordinary  income  or  loss).  The  Portfolio  will be  required  to  distribute  net  gains on such transactions to shareholders even though it may not have closed the transaction and received cash to pay such distributions.

         Options, futures and forward foreign exchange contracts,  including options and futures on currencies,  which offset a foreign dollar  denominated  bond or currency  position may be considered  straddles for tax purposes in which case a loss on any position in a straddle  will be  subject  to  deferral  to the  extent of  unrealized  gain in an  offsetting  position.  The  holding  period of the securities or currencies  comprising the straddle will be deemed not to begin until the straddle is  terminated.  The holding period of the security  offsetting an "in-the-money  qualified covered call" option on an equity security will not include the period of time the option is outstanding.

         Losses on written  covered calls and purchased  puts on  securities,  excluding  certain  "qualified  covered call" options on equity  securities,  may be long-term  capital loss, if the security  covering the option was held for more than twelve months prior to the writing of the option.

         In order for the  Portfolio to continue to qualify for federal  income tax  treatment as a regulated  investment  company,  at least 90% of its gross income for a taxable year must be derived from qualifying  income,  i.e.,  dividends,  interest,  income derived from loans of securities,  and gains from the sale of securities or currencies.  Tax  regulations  could be issued  limiting the extent that net gain realized from option,  futures or foreign forward exchange  contracts on currencies is qualifying  income for purposes of the 90% requirement.

         As a result of the "Taxpayer Relief Act of 1997," entering into certain option,  futures  contracts,  or forward contracts may be deemed a  "constructive  sale" of offsetting  securities,  which could result in a taxable gain from the sale being  distributed  to shareholders.  The Portfolio  would be required to distribute any such gain even though it would not receive  proceeds from the sale at the time the option, futures or forward position is entered into.

         Hybrid  Instruments.  Hybrid Instruments have been developed and combine the elements of futures  contracts,  options or other financial  instruments with those of debt,  preferred  equity or a depositary  instrument  (hereinafter  "Hybrid  Instruments).  Hybrid
Instruments  may take a variety of forms,  including,  but not limited to, debt  instruments  with  interest or  principal  payments or redemption  terms  determined  by  reference to the value of a currency or  commodity  or  securities  index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency,  or convertible  securities with the conversion terms  related to a particular  commodity.  For a discussion  of certain  risks  involved in investing in hybrid  instruments  see this
Statement under "Certain Risk Factors and Investment Methods."

         Reverse  Repurchase  Agreements.  Although the Portfolio has no current intention,  in the foreseeable  future, of engaging in reverse  repurchase  agreements,  the Portfolio  reserves the right to do so. Reverse  repurchase  agreements  are ordinary  repurchase agreements in which a fund is the seller of, rather than the investor in,  securities,  and agrees to repurchase them at an agreed upon time and price.  Use of a reverse  repurchase  agreement  may be preferable  to a regular sale and later  repurchase of the  securities because it avoids certain market risks and transaction  costs. A reverse  repurchase  agreement may be viewed as a type of borrowing by the Portfolio.

         Short Sales.  The Portfolio may, from time to time, make short sales of securities it owns or has the right to acquire through conversion or exchange of other securities it owns (short sales "against the box").  In a short sale, the Portfolio does not immediately deliver the securities sold or receive the proceeds from the sale.  The Portfolio may make a short sale against the box in order to hedge against market risks when it believes that the price of a security may decline, affecting the Portfolio directly if it owns that security or causing a decline in the value of a security owned by the Portfolio that is convertible into the security sold short.

         To secure its obligations to deliver the securities sold short, the Portfolio will segregate assets with its custodian in an amount at least equal to the value of the securities sold short or the securities convertible into, or exchangeable for, the securities.  The Portfolio may close out a short position by purchasing and delivering an equal amount of securities sold short, rather than by delivering securities already held by the Portfolio, because the Portfolio may want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

         Warrants.  The Portfolio may acquire warrants.  For a discussion of certain risks involved  therein,  see this Statement under
"Certain Risk Factor and Investment Methods."

         Investment in Small,  Unseasoned  Companies.  The Portfolio may invest in small, less well-known  companies that have operated for less than three years  (including  predecessors).  The securities of such companies may have a limited  trading  market,  which may adversely  affect their  disposition and can result in their being priced lower than might  otherwise be the case. If other  investment companies and investors who invest in such issuers trade the same  securities  when the Portfolio  attempts to dispose of its holdings, the Portfolio may receive lower prices than might otherwise be obtained.

         Corporate  Reorganizations.  In general,  securities of companies engaged in reorganization  transactions sell at a premium to their historic  market price  immediately  prior to the  announcement  of the tender offer or  reorganization  proposal.  However,  the increased  market  price of such  securities  may also  discount  what the stated or appraised  value of the  security  would be if the contemplated  transaction  were  approved  or  consummated.  Such  investments  may be  advantageous  when the  discount  significantly overstates  the risk of the  contingencies  involved,  significantly  undervalues  the  securities,  assets or cash to be  received  by shareholders of the issuer as a result of the  contemplated  transaction,  or fails  adequately to recognize the  possibility  that the offer or proposal  may be replaced  or  superseded  by an offer or proposal of greater  value.  The  evaluation  of such  contingencies requires  unusually  broad  knowledge  and  experience  on the part of the  Sub-advisor,  which must appraise not only the value of the issuer and its component businesses and the assets or securities to be received as a result of the contemplated  transaction,  but also the  financial  resources  and  business  motivation  of the offeror as well as the dynamic of the  business  climate when the offer or proposal is in progress.

         In making  such  investments,  the  Portfolio  will be  subject  to its  diversification  and other  investment  restrictions, including  the  requirement  that,  except  with  respect to 25% of its  assets,  not more than 5% of its assets may be invested in the securities of any issuer (see this Statement under  "Fundamental  Investment  Restrictions").  Because such  investments are ordinarily short term in nature,  they will tend to increase the Portfolio's  portfolio  turnover rate, thereby increasing its brokerage and other transaction  expenses.  The  Sub-advisor  intends to select  investments  of the type  described  that, in its view,  have a reasonable prospect of capital  growth that is  significant  in  relation to both the risk  involved  and the  potential  of  available  alternate investments.

         Lending of Portfolio  Securities.  Securities loans are made to  broker-dealers  or institutional  investors or other persons, pursuant to agreements  requiring that the loans be continuously  secured by collateral at least equal at all times to the value of the securities  lent marked to market on a daily  basis.  The  collateral  received  will  consist of cash or U.S.  government  securities.
While the  securities  are being lent,  the Portfolio  will continue to receive the equivalent of the interest or dividends paid by the issuer on the  securities,  as well as interest on the  investment of the  collateral  or a fee from the borrower.  The Portfolio has a right to call each loan and obtain the securities on three business days' notice or, in connection with  securities  trading on foreign markets,  within  such  longer  period of time which  coincides  with the normal  settlement  period  for  purchases  and sales of such securities in such foreign  markets.  The Portfolio will not have the right to vote  securities  while they are being lent, but it will call a loan in anticipation  of any important  vote. The risks in lending  portfolio  securities,  as with other  extensions of secured credit,  consist of possible delay in receiving  additional  collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

         When-Issued  Securities  and Forward  Commitment  Contracts.  The Portfolio  may purchase  securities  on a  "when-issued"  or delayed delivery basis and may purchase  securities on a forward  commitment  basis. Any or all of the Portfolio's  investments in debt securities may be in the form of when-issueds  and forwards.  The price of such  securities,  which may be expressed in yield terms, is fixed at the time the  commitment to purchase is made,  but delivery and payment take place at a later date.  Normally,  the settlement date occurs within 90 days of the purchase for  when-issueds,  but may be substantially  longer for forwards.  The Portfolio will cover its  commitments  with respect to these  securities by  maintaining  cash and/or other liquid  assets with its custodian  bank equal in value to these  commitments  during the time between the purchase and the  settlement.  Such segregated  securities  either will mature or, if necessary,  be sold on or before the settlement date. For a discussion of these securities and the risks involved  therein,  see this Statement under "Certain Risk Factors and Investment Methods."

         Money Market  Securities.  The  Portfolio  will hold a certain  portion of its assets in U.S.  and foreign  dollar-denominated money market securities, including repurchase agreements, rated in the two highest rating categories, maturing in one year or less.

         Investment  Opportunities  and  Related  Limitations.  Affiliates  of the  Sub-advisor  may, in the  ordinary  course of their business,  acquire  for their own  account or for the  accounts of their  advisory  clients,  significant  (and  possibly  controlling)
positions in the  securities  of companies  that may also be suitable for  investment  by the  Portfolio.  The  securities in which the
Portfolio  might invest may thereby be limited to some extent.  For  instance,  many  companies in the past several  years have adopted so-called  "poison pill" or other  defensive  measures  designed to discourage or prevent the completion of  non-negotiated  offers for control of the company.  Such  defensive  measures  may have the effect of limiting  the shares of the company that might  otherwise be acquired by the Portfolio if the affiliates of the  Sub-advisor or their  advisory  accounts have or acquire a significant  position in the same securities.  However,  the Sub-advisor does not believe that the investment  activities of its affiliates will have a material adverse  effect upon the Portfolio in seeking to achieve its investment  objectives.  In addition,  orders for the Portfolio  generally are  accorded  priority of  execution  over orders  entered on behalf of accounts in which the  Sub-advisor  or its  affiliates  have a substantial  pecuniary  interest.  The Portfolio may invest in the securities of companies that are  investment  management  clients of the  Sub-advisor's  affiliates.  In addition,  portfolio  companies or their officers or directors may be minority  shareholders of the
Sub-advisor or its affiliates.

         Investment Policies Which May Be Changed Without  Shareholder  Approval.  The following  limitations are applicable to the AST
Gabelli Small-Cap Value Portfolio.  These limitations are not  "fundamental"  restrictions,  and can be changed by the Trustees without shareholder approval.  The Portfolio will not:

         1.       Change  its  policy to invest at least 80% of the value of its  assets in small  capitalization  companies  unless it provides 60 days prior written notice to its shareholders (this limitation is effective on July 31, 2002).

         2.       Purchase additional securities when money borrowed exceeds 5% of its total assets;

         3.       Invest in companies for the purpose of exercising management or control;

         4.       Purchase a futures  contract  or an option  thereon if, with  respect to  positions  in futures or options on futures which do not  represent  bona fide  hedging,  the  aggregate  initial  margin  and  premiums  on such  options  would  exceed 5% of the
Portfolio's net asset value;

         5.       Purchase illiquid  securities if, as a result,  more than 15% of its net assets would be invested in such securities.
Securities eligible for resale under Rule 144A of the Securities Act of 1933 may be subject to this 15% limitation;

         6.       Purchase  securities of open-end or closed-end  investment  companies  except in compliance  with the 1940 Act or the conditions  of any order of  exemption  from the SEC  regarding  the  purchase  of  securities  of money  market  funds  managed by the
Sub-advisor or its affiliates;

         7.       Purchase  securities  on margin,  except (i) for use of  short-term  credit  necessary  for clearance of purchases of portfolio  securities  and (ii) the  Portfolio  may make margin  deposits in  connection  with futures  contracts or other  permissible investments;

         8.       Mortgage,  pledge,  hypothecate  or, in any manner,  transfer  any  security  owned by the  Portfolio as security for indebtedness  except as may be necessary in connection with permissible  borrowings or investments and then such  mortgaging,  pledging or hypothecating may not exceed 33 1/3% of the Portfolio's total assets at the time of borrowing or investment;

         9.       Invest in puts, calls, straddles,  spreads, or any combination thereof, except to the extent permitted by the Trust's
Prospectus and this Statement;

         10.      Sell securities short, except that the Portfolio may make short sales if it owns the securities sold short or has the right to acquire such securities through conversion or exchange of other securities it owns; or

         11.      Invest in warrants if, as a result  thereof,  more than 10% of the value of the net assets of the Portfolio  would be invested  in  warrants,  except  that this  restriction  does not apply to  warrants  acquired  as a result of the  purchase of another security.  For purposes of these percentage limitations, the warrants will be valued at the lower of cost or market.

AST DeAM Small-Cap Value Portfolio:

Investment  Objective:  The  investment  objective of the  Portfolio  is to seek  maximum  appreciation  of  investors'  capital from a portfolio primarily of value stocks of smaller companies.

Investment Policies:

         Options.  The Portfolio may write (sell) call options on securities as long as it owns the  underlying  securities  subject to the option,  or an option to purchase the same underlying  securities having an exercise price equal to or less than the exercise price of the  option,  or will  establish  and  maintain  with the  Portfolio's  custodian  for the term of the option a  segregated  account consisting of cash or other liquid  securities  ("eligible  securities") to the extent required by applicable  regulation in connection with the optioned  securities.  The Portfolio may write put options  provided that, so long as the Portfolio is obligated as the writer of the option,  the Portfolio owns an option to sell the underlying  securities subject to the option having an exercise price equal to or greater than the exercise  price of the option,  or it deposits and maintains  with the custodian in a segregated  account  eligible securities  having a value equal to or greater than the exercise price of the option.  The premium  received for writing an option will reflect,  among other things,  the current  market price of the underlying  security,  the  relationship  of the exercise price to such market  price,  the price  volatility  of the  underlying  security,  the option  period,  supply and demand and  interest  rates.  The
Portfolio may write or purchase  spread  options,  which are options for which the exercise price may be a fixed dollar spread or yield spread  between the security  underlying the option and another  security that is used as a benchmark.  The exercise price of an option may be below,  equal to or above the current market value of the underlying  security at the time the option is written.  The Portfolio may write (sell) call and put options on up to 25% of net assets and may purchase  put and call options  provided  that no more than 5%
of its net assets may be invested in premiums on such options.

         If a secured put option  expires  unexercised,  the writer  realizes a gain from the amount of the premium,  plus the interest income on the  securities  in the  segregated  account.  If the secured put writer has to buy the  underlying  security  because of the exercise  of the put option,  the  secured put writer  incurs an  unrealized  loss to the extent that the current  market  value of the underlying  security  is less than the  exercise  price of the put  option.  However,  this would be offset in whole or in part by gain from the premium received and any interest income earned on the securities in the segregated account.

         For an  additional  discussion  of investing in options and the risks  involved  therein,  see this  Statement and the Trust's
Prospectus under "Certain Risk Factors and Investment Methods."

                  Over-the-Counter  Options.  The  Portfolio  may deal in  over-the-counter  traded  options  ("OTC  options").  Unlike exchange-traded  options,  OTC options are  transacted  directly  with dealers and not with a clearing  corporation.  Since there is no exchange,  pricing is normally done by reference to information  from market makers,  which  information is carefully  monitored by the
Sub-advisor  and  verified in  appropriate  cases.  In writing OTC  options,  the  Portfolio  receives  the premium in advance from the dealer.  OTC options are available for a greater variety of securities or other assets,  and for a wider range of expiration  dates and exercise prices, than exchange-traded options.

         The staff of the SEC takes the  position  that  purchased  OTC  options and the assets used as "cover" for written OTC options are  illiquid  securities.  Accordingly,  the  Portfolio  will only  engage in OTC options  transactions  with  dealers  that have been specifically  approved by the  Sub-advisor.  The  Sub-advisor  believes that the approved  dealers should be able to enter into closing transactions  if  necessary  and,  therefore,  present  minimal  credit  risks to the  Portfolio.  The  Sub-advisor  will  monitor  the creditworthiness  of the approved  dealers on an on-going basis.  The Portfolio  currently will not engage in OTC options  transactions if the amount  invested by the Portfolio in OTC options,  plus a "liquidity  charge"  related to OTC options  written by the Portfolio, plus the amount  invested  by the  Portfolio  in other  illiquid  securities,  would  exceed 15% of the  Portfolio's  net  assets.  The
"liquidity charge" referred to above is computed as described below.

         The  Portfolio  anticipates  entering  into  agreements  with dealers to which the  Portfolio  sells OTC options.  Under these agreements  the  Portfolio  would have the  absolute  right to  repurchase  the OTC  options  from the dealer at any time at a price no greater than a price  established  under the  agreements  (the  "Repurchase  Price").  The "liquidity  charge"  referred to above for a specific OTC option  transaction  will be the  Repurchase  Price related to the OTC option less the intrinsic  value of the OTC option.
The  intrinsic  value of an OTC call option for such purposes  will be the amount by which the current  market value of the  underlying security  exceeds the  exercise  price.  In the case of an OTC put  option,  intrinsic  value will be the amount by which the  exercise price  exceeds the current  market value of the  underlying  security.  If there is no such  agreement  requiring a dealer to allow the
Portfolio to repurchase a specific OTC option  written by the  Portfolio,  the  "liquidity  charge" will be the current market value of the assets serving as "cover" for such OTC option.

         Options on  Securities  Indices.  The  Portfolio,  as part of its options  transactions,  may also use  options on  securities indices in an attempt to hedge  against  market  conditions  affecting the value of  securities  that the Portfolio  owns or intends to purchase,  and not for  speculation.  When the Portfolio  writes an option on a securities  index,  it will be required to deposit with its custodian and  mark-to-market  eligible  securities to the extent required by applicable  regulation.  Where the Portfolio writes a call option on a securities  index at a time when the contract value exceeds the exercise price,  the Portfolio will also segregate and mark-to-market,  until the option expires or is closed out, cash or cash equivalents  equal in value to such excess.  The Portfolio may also purchase and sell options on indices other than  securities  indices,  as available,  such as foreign  currency  indices.  Because index  options are settled in cash, a call writer cannot  determine the amount of its  settlement  obligations  in advance and,  unlike call writing on specific  securities,  cannot cover its  potential  settlement  obligations  by  acquiring  and holding the  underlying securities.  Index options  involve risks similar to those risks relating to  transactions  in financial  futures  contracts  described below.

         For an additional  discussion of investing in OTC options and options on securities  indices,  and the risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Financial Futures Contracts and Related Options.  The Portfolio may enter into financial  futures  contracts.  This investment technique is designed  primarily to hedge (i.e.  protect) against  anticipated  future changes in market conditions or foreign exchange rates which  otherwise  might  affect  adversely  the value of  securities  or other  assets  which the  Portfolio  holds or intends to purchase.  For example,  when the near-term market view is bearish but the portfolio  composition is judged satisfactory for the longer term,  exposure to temporary  declines in the market may be reduced by entering into futures  contracts to sell  securities or the cash value of an index.  Conversely,  where the  near-term  view is bullish,  but the  Portfolio is believed to be well  positioned  for the longer term with a high cash  position,  the  Portfolio can hedge against  market  increases by entering into futures  contracts to buy securities or the cash value of an index. In either case, the use of futures  contracts would tend to minimize  portfolio  turnover and facilitate the Portfolio's  pursuit of its investment  objective.  Also, if the Portfolio owned long-term bonds and interest rates were expected to rise,  it could sell  financial  futures  contracts.  If interest  rates did  increase,  the value of the bonds held by the
Portfolio would decline,  but this decline would be offset in whole or in part by an increase in the value of the  Portfolio's  futures contracts.  If, on the other hand,  long-term  interest  rates were  expected to decline,  the  Portfolio  could hold  short-term  debt securities and benefit from the income earned by holding such  securities,  while at the same time the Portfolio could purchase futures contracts on long-term  bonds or the cash value of a securities  index.  Thus, the Portfolio  could take  advantage of the  anticipated rise in the value of long-term  bonds without  actually buying them. The futures  contracts and short-term  debt securities  could then be  liquidated  and the cash  proceeds  used to buy long-term  bonds.  At the time of delivery,  in the case of a contract  relating to fixed income  securities,  adjustments  are made to recognize  differences  in value  arising  from the delivery of  securities  with a different  interest rate than that specified in the contract.  In some cases,  securities to be delivered under a futures  contract may not have been issued at the time the contract was written.

         The market prices of futures  contracts may be affected by certain  factors.  If  participants  in the futures market elect to close  out  their  contracts  through  offsetting  transactions  rather  than  meet  margin  requirements,  distortions  in the  normal relationship  between the assets and  futures  market  could  result.  Price  distortions  also could  result if  investors  in futures contracts decide to make or take delivery of underlying  securities or other assets rather than engage in closing  transactions because of the resultant  reduction in the liquidity of the futures  market.  In addition,  because margin  requirements  in the futures market are less onerous than margin  requirements  in the cash market,  increased  participation  by  speculators  in the futures market could cause  temporary  price  distortions.  Due to the  possibility  of these price  distortions  and because of the  imperfect  correlation between movements in the prices of securities or other assets and movements in the prices of futures  contracts,  a correct forecast of market trends by the Sub-advisor still may not result in a successful hedging transaction.

         The  Portfolio  may purchase  and write call and put options on  financial  futures  contracts.  Options on futures  contracts involve risks similar to those risks relating to transactions  in financial  futures  contracts.  The Portfolio will not enter into any futures  contracts or options on futures  contracts if the aggregate of the contract value of the outstanding  futures contracts of the
Portfolio and futures  contracts  subject to outstanding  options  written by the Portfolio would exceed 50% of the total assets of the
Portfolio.  For an additional  discussion of investing in financial  futures  contracts and options on financial  futures contracts and the risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Section 4(2) Paper.  The Portfolio may invest in commercial  paper issued by major  corporations  under the  Securities Act of
1933 in reliance on the exemption from  registration  afforded by Section 3(a)(3) thereof.  Such commercial paper may be issued only to finance  current  transactions  and must mature in nine months or less.  Such  commercial  paper is traded  primarily by  institutional investors  through  investment  dealers,  and individual  investor  participation in the commercial  paper market is very limited.  The
Portfolio also may invest in commercial  paper issued in reliance on the so-called  "private  placement"  exemption  from  registration afforded by Section 4(2) of the  Securities  Act of 1933  ("Section  4(2) paper").  Section 4(2) paper is restricted as to  disposition under the federal  securities laws, and generally is sold to institutional  investors,  such as the Portfolio,  who agree that they are purchasing  the paper for  investment  and not with a view to public  distribution.  Any resale by the  purchaser  must be in an exempt transaction.  Section 4(2) paper normally is resold to other  institutional  investors  through or with the assistance of the issuer or investment  dealers who make a market in the Section  4(2) paper,  thus  providing  liquidity.  Section  4(2) paper will be  considered illiquid,  and subject to the  Portfolio's  limitation on investing in illiquid  securities,  unless the  Sub-advisor  determines  such
Section 4(2) paper to be liquid under guidelines established by the Board of Trustee of the Trust.

         Collateralized  Obligations.  The Portfolio may invest in asset-backed  and  mortgage-backed  securities,  including  interest only ("IO") and principal only ("PO") securities (collectively,  "collateralized  obligations").  A collateralized obligation is a debt security issued by a corporation,  trust or custodian,  or by a U.S. Government agency or instrumentality,  that is collateralized by a portfolio  or pool of  mortgages,  mortgage  pass-through  securities,  U.S.  Government  securities  or other  assets.  Collateralized obligations, depending on their structure and the rate of prepayments, can be volatile.

         The Portfolio will currently  invest in only those  collateralized  obligations  that are fully  collateralized  and would not materially  alter the risk  profile  of the  Portfolio.  Fully  collateralized  means  that the  collateral  will  generate  cash flows sufficient to meet obligations to holders of the  collateralized  obligations under even the most conservative  prepayment and interest rate  projections.  Thus,  the  collateralized  obligations  are  structured  to  anticipate a worst case  prepayment  condition and to minimize the reinvestment  rate risk for cash flows between coupon dates for the  collateralized  obligations.  A worst case prepayment condition  generally  assumes  immediate  prepayment of all  securities  purchased at a premium and zero  prepayment of all  securities purchased at a discount.  Reinvestment rate risk may be minimized by assuming very conservative  reinvestment  rates and by other means such as by maintaining the flexibility to increase  principal  distributions in a low interest rate  environment.  The effective credit quality of the  collateralized  obligations in such instances is the credit quality of the issuer of the collateral.  The  requirements as to collateralization  are determined by the issuer or sponsor of the collateralized  obligation in order to satisfy rating agencies, if rated.  The Portfolio does not currently intend to invest more than 5% of its total assets in collateralized obligations.

         Because some  collateralized  obligations are issued in classes with varying  maturities and interest rates,  the investor may obtain  greater  predictability  of maturity  through these  collateralized  obligations  than through  direct  investments in mortgage pass-through  securities.  Classes  with  shorter  maturities  may have lower  volatility  and lower  yield  while  those  with  longer maturities may have higher  volatility and higher yield.  Payments of principal and interest on the  underlying  collateral  securities are not passed through directly to the holders of these  collateralized  obligations.  Rather, the payments on the underlying portfolio or pool of obligations  are used to pay interest on each class and to retire  successive  maturities in sequence.  These  relationships may in effect "strip" the interest payments from principal  payments of the underlying  obligations and allow for the separate purchase of either the interest or the principal  payments,  sometimes  called  interest only ("IO") and principal  only ("PO")  securities.  By investing  in IOs and POs, an  investor  has the option to select from a pool of  underlying  collateral  the portion of the cash flows that most closely corresponds to the investor's forecast of interest rate movements.

         Collateralized  obligations are designed to be retired as the underlying  obligations  are repaid.  In the event of prepayment on or call of such securities,  the class of collateralized  obligation first to mature generally will be paid down first.  Although in most cases the issuer of  collateralized  obligations  will not supply  additional  collateral in the event of such  prepayment,  there generally  will be sufficient  collateral to secure  collateralized  obligations  that remain  outstanding.  Governmentally-issued  and privately-issued  IO's and PO's will be considered  illiquid for purposes of the Portfolio's  limitation on illiquid  securities unless they are determined to be liquid under guidelines established by the Board of Trustee.

         In reliance on an  interpretation by the SEC, the Portfolio's  investments in certain  qualifying  collateralized  obligations are not subject to the limitations in the 1940 Act regarding  investments by a registered  investment  company,  such as the Portfolio, in another investment company.

         Inverse  Floaters.  The  Portfolio  may also invest in "inverse  floaters."  These  inverse  floaters are more  volatile  than conventional  fixed or floating rate  collateralized  obligations,  and their yield and value will  fluctuate in inverse  proportion to changes in the index upon which rate  adjustments  are based.  As a result,  the yield on an inverse  floater will  generally  increase when market yields (as  reflected by the index)  decrease and decrease when market  yields  increase.  The extent of the  volatility of inverse  floaters  depends on the extent of anticipated  changes in market rates of interest.  Generally,  inverse floaters provide for interest rate  adjustments  based upon a multiple of the specified  interest  index,  which further  increases  their  volatility.  The degree  of  additional  volatility  will be  directly  proportional  to the size of the  multiple  used in  determining  interest  rate adjustments.  Currently, the Portfolio does not intend to invest more than 5% of its net assets in inverse floaters.

         For an additional  discussion of investing in collateralized  obligations and the risks involved  therein,  see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

Investment  Policies  Which May Be Changed  Without  Shareholder  Approval.  The following  limitations  are applicable to the AST DeAM
Small-Cap Value  Portfolio.  These  limitations are not  "fundamental"  restrictions and may be changed without  shareholder  approval.
The Portfolio will not:

         1.       Change  its  policy to invest at least 80% of the value of its  assets in small  capitalization  companies  unless it provides 60 days prior written notice to its shareholders.

         2.       Invest for the purpose of exercising control or management of another issuer.

         3.       Purchase securities of other investment companies, except in compliance with the 1940 Act.

         4.       Invest more than 15% of its net assets in illiquid securities.

AST Janus Mid-Cap Growth Portfolio:

Investment Objective:  The investment objective of the Portfolio is to seek long-term growth of capital.

Investment Policies:

         Foreign Securities.  The Portfolio may invest up to 25% of its net assets in foreign securities denominated in foreign currencies and not publicly traded in the United States.  Investing in securities of foreign issuers generally involves risks not ordinarily associated with investing in securities of domestic issuers.  For a discussion of the risks involved in foreign securities, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Depositary Receipts.  The Portfolio may invest in sponsored and unsponsored  American Depositary Receipts ("ADRs"),  which are described in the Trust's  Prospectus  under "Certain Risk Factors and Investment  Methods."  Holders of unsponsored ADRs generally bear all the costs of the ADR  facility,  whereas  foreign  issuers  typically  bear  certain  costs in a sponsored  ADR.  The bank or trust company  depositary  of an  unsponsored  ADR may be under no  obligation to  distribute  shareholder  communications  received from the foreign  issuer or to pass through  voting  rights.  The Portfolio may also invest in European  Depositary  Receipts  ("EDRs"),  Global
Depositary Receipts ("GDRs") and in other similar instruments representing securities of foreign companies.

         Investment  Company  Securities.  From time to time,  the Portfolio may invest in  securities of other  investment  companies, subject to the  provisions  of Section  12(d)(1) of the 1940 Act. The  Portfolio may invest in securities of money market funds managed by the  Sub-advisor  in excess of the  limitations  of Section  12(d)(1)  under the terms of an SEC  exemptive  order  obtained  by the
Sub-advisor and the funds that are advised or sub-advised by the Sub-advisor.

         Municipal  Obligations.  The Portfolio may invest in municipal  obligations  issued by states,  territories and possessions of the United  States and the  District of  Columbia.  The value of  municipal  obligations  can be affected by changes in their actual or perceived  credit quality.  The credit quality of municipal  obligations can be affected by among other things the financial  condition of the issuer or guarantor,  the issuer's future borrowing plans and sources of revenue,  the economic  feasibility of the revenue bond project or general  borrowing  purpose,  political  or  economic  developments  in the region  where the  security  is issued,  and the liquidity of the security.  Because  municipal  securities are generally traded  over-the-counter,  the liquidity of a particular issue often depends on the  willingness  of dealers to make a market in the  security.  The liquidity of some  municipal  obligations  may be enhanced  by demand  features,  which  would  enable the  Portfolio  to demand  payment on short  notice from the issuer or a financial intermediary.

         Income-Producing  Securities.  Types of income  producing  securities  that the  Portfolio may purchase  include,  but are not limited to, (i) variable and floating rate  obligations,  which are securities  having  interest  rates that are adjusted  periodically according  to a  specified  formula,  usually  with  reference  to some  interest  rate index or market  interest  rate,  (ii)  standby commitments,  which are instruments similar to puts that give the holder the option to obligate a broker,  dealer or bank to repurchase a security at a specified  price,  and (iii)  tender  option  bonds,  which are  relatively  long-term  bonds that are coupled with the agreement  of a third  party  (such as a broker,  dealer or bank) to grant the  holders  of such  securities  the  option to tender the securities  to the  institution  at periodic  intervals.  The  Portfolio  will purchase  standby  commitments,  tender option bonds and instruments  with demand  features  primarily for the purpose of  increasing  the  liquidity of its  portfolio.  The Portfolio may also invest in inverse  floaters,  which are debt  instruments the interest on which varies in an inverse  relationship to the interest rate on another  security.  If movements in interest  rates are  incorrectly  anticipated,  the Portfolio  could lose money or its net asset value could  decline by the use of inverse  floaters.  The  Portfolio  will not invest more than 5% of its assets in inverse  floaters.
The Portfolio may also invest in strip bonds,  which are debt  securities  that are stripped of their interest  (usually by a financial intermediary)  after the securities are issued. The market value of these securities  generally  fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

         Zero Coupon, Step Coupon and Pay-In-Kind Securities.  The Portfolio may invest in zero coupon, pay-in-kind and step coupon securities.  Zero coupon bonds are described in this Statement  under "Certain Risk Factors and Investment Methods."  Step coupon bonds trade at a discount from their face value and pay coupon interest.  The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter.  The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.
Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.  For the purposes of the Portfolio's restriction on investing in income-producing securities, income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).

         Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

         High-Yield/High-Risk  Securities.  The  Portfolio  may invest in bonds that are rated below  investment  grade.  The Portfolio may also invest in unrated debt  securities of foreign and domestic  issuers.  Unrated  debt,  while not  necessarily  of lower quality than rated  securities,  may not have as broad a market.  Because of the size and perceived  demand of the issue,  among other factors, certain  municipalities  may not incur the costs of  obtaining a rating.  The  Sub-advisor  will  analyze the  creditworthiness  of the issuer,  as well as any financial  institution  or other party  responsible  for payments on the security,  in  determining  whether to purchase  unrated  municipal  bonds.  Unrated bonds will be included in those bonds rated below investment grade unless the Sub-advisor deems such securities to be the equivalent of investment  grade  securities.  For a description of these securities and a discussion of the risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         The Portfolio may purchase defaulted  securities subject to the above limits,  but only when the Sub-advisor  believes,  based upon its analysis of the financial  condition,  results of operations  and economic  outlook of an issuer,  that there is potential for resumption of income  payments and that the securities  offer an unusual  opportunity  for capital  appreciation.  Notwithstanding  the
Sub-advisor's  belief as to the resumption of income,  however,  the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk.  Such risk includes, among other things, the following:

                  Financial and Market Risks.  Investments  in  securities  that are in default  involve a high degree of financial and market risks that can result in substantial  or, at times,  even total losses.  Issuers of defaulted  securities  may have  substantial capital needs and may become  involved in bankruptcy or  reorganization  proceedings.  Among the problems  involved in  investments  in such issuers is the fact that it may be difficult to obtain  information  about their  condition.  The market  prices of  securities of such issuers also are subject to abrupt and erratic  movements and above average price  volatility,  and the spread between the bid and asked prices of such securities may be greater than normally expected.

                  Disposition  of Portfolio  Securities.  Although the  Portfolio  generally  will  purchase  securities  for which the
Sub-advisor  expects an active market to be maintained,  defaulted  securities may be less actively traded than other securities and it may be  difficult to dispose of  substantial  holdings of such  securities  at  prevailing  market  prices.  The  Portfolio  will limit holdings of any such  securities  to amounts that the  Sub-advisor  believes  could be readily  sold,  and holdings of such  securities would, in any event, be limited so as not to limit the Portfolio's ability to readily dispose of securities to meet redemptions.

                  Other.  Defaulted  securities  require active  monitoring and may, at times,  require  participation in bankruptcy or receivership proceedings on behalf of the Portfolio.

         Reverse  Repurchase  Agreements.  The Portfolio  may use reverse  repurchase  agreements to provide cash to satisfy  unusually heavy redemption  requests or for other temporary or emergency  purposes without the necessity of selling portfolio  securities,  or to earn  additional  income on portfolio  securities,  such as Treasury bills or notes.  The Portfolio will enter into reverse  repurchase agreements only with parties that the Sub-advisor deems  creditworthy.  Using reverse  repurchase  agreements to earn additional income involves  the risk that the  interest  earned on the  invested  proceeds is less than the expense of the reverse  repurchase  agreement transaction.  This  technique  may also have a leveraging  effect on the  Portfolio,  although  the  requirement  for the  Portfolio to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.

         For an additional  discussion of reverse  repurchase  agreements and their risks,  see the Trust's  Prospectus  under "Certain
Risk Factors and Investment Methods."

         Futures,  Options and Forward  Contracts.  The Portfolio may enter into futures  contracts on securities,  financial  indices, and  foreign  currencies  and  options on such  contracts,  and may invest in options on  securities,  financial  indices,  and foreign currencies,  and forward  contracts.  The Portfolio  will not enter into any futures  contracts or options on futures  contracts if the aggregate amount of the Portfolio's  commitments under outstanding  futures contract positions and options on futures contracts written by the  Portfolio  would  exceed the market  value of the  Portfolio's  total  assets.  The  Portfolio  may invest in forward  currency contracts with stated values of up to the value of the Portfolio's assets.

         The Portfolio may buy or write options in privately negotiated  transactions on the types of securities,  and on indices based on the types of securities,  in which the Portfolio is permitted to invest directly.  The Portfolio will effect such  transactions only with  investment  dealers  and other  financial  institutions  (such as  commercial  banks or  savings  and loan  institutions)  deemed creditworthy  by the  Sub-advisor  pursuant to procedures  adopted by the  Sub-advisor  for  monitoring the  creditworthiness  of those entities.  To the extent that an option  purchased or written by the Portfolio in a negotiated  transaction  is illiquid,  the value of the option purchased or the amount of the Portfolio's  obligations under an option it has written,  as the case may be, will be subject to the Portfolio's  limitation on illiquid  investments.  In the case of illiquid options,  it may not be possible for the Portfolio to effect  an  offsetting  transaction  when  the  Sub-advisor  believes  it would  be  advantageous  for the  Portfolio  to do so.  For a description of these  strategies  and  instruments  and certain of their risks,  see this  Statement and the Trust's  Prospectus  under
"Certain Risk Factors and Investment Methods."

         Eurodollar  Instruments.  The Portfolio  may make  investments  in Eurodollar  instruments.  Eurodollar  instruments  are U.S.
dollar-denominated  futures  contracts or options  thereon that are linked to the London  Interbank  Offered Rate  ("LIBOR"),  although foreign  currency-denominated  instruments are available from time to time.  Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for  borrowings.  The  Portfolio  might use  Eurodollar  futures contracts and options  thereon to hedge against changes in LIBOR,  to which many interest rate swaps and  fixed-income  instruments are linked.

         Swaps and Swap-Related  Products.  The Portfolio may enter into interest rate swaps,  caps and floors on either an asset-based or  liability-based  basis,  depending upon whether it is hedging its assets or its  liabilities,  and will usually enter into interest rate swaps on a net basis (i.e.,  the two payment streams are netted out, with the Portfolio  receiving or paying,  as the case may be, only the net amount of the two payments).  The net amount of the excess,  if any, of the Portfolio's  obligations  over its entitlement with respect to each  interest  rate swap will be  calculated  on a daily basis and an amount of cash or other liquid  assets having an aggregate  net asset  value at least  equal to the  accrued  excess  will be  maintained  in a  segregated  account by the  Portfolio's custodian.  If the Portfolio  enters into an interest rate swap on other than a net basis,  it would  maintain a segregated  account in the full amount  accrued on a daily basis of its  obligations  with respect to the swap. The Portfolio will not enter into any interest rate swap, cap or floor transaction  unless the unsecured senior debt or the claims-paying  ability of the other party thereto is rated in one of the three highest  rating  categories of at least one NRSRO at the time of entering into such  transaction.  The  Sub-advisor will  monitor  the  creditworthiness  of all  counterparties  on an ongoing  basis.  If there is a default by the other party to such a transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

         The swap market has grown  substantially  in recent years with a large  number of banks and  investment  banking  firms acting both as principals and as agents utilizing  standardized  swap  documentation.  The Sub-advisor has determined  that, as a result,  the swap market has become relatively  liquid.  Caps and floors are more recent  innovations for which  standardized  documentation has not yet been developed and,  accordingly,  are less liquid than swaps.  To the extent the Portfolio  sells (i.e.,  writes) caps and floors, it will  segregate  cash or other liquid  assets  having an aggregate  net asset value at least equal to the full amount,  accrued on a daily basis, of its obligations with respect to any caps or floors.

         There is no limit on the  amount  of  interest  rate  swap  transactions  that may be  entered  into by the  Portfolio.  These transactions may in some instances  involve the delivery of securities or other underlying  assets by the Portfolio or its counterparty to collateralize  obligations  under the swap. Under the documentation  currently used in those markets,  the risk of loss with respect to interest  rate swaps is limited to the net amount of the payments  that the  Portfolio is  contractually  obligated to make.  If the other party to an interest rate swap that is not  collateralized  defaults,  the Portfolio  would risk the loss of the payments that it contractually  is entitled to receive.  The Portfolio may buy and sell (i.e.,  write) caps and floors  without  limitation,  subject to the segregation requirement described above.

         Investment Policies Which May Be Changed Without  Shareholder  Approval.  The following  limitations are applicable to the AST
Janus Mid-Cap Growth  Portfolio.  These  limitations are not  "fundamental"  restrictions,  and may be changed by the Trustees  without shareholder approval.

         1.       The Portfolio  will not change its policy to invest at least 80% of the value of its assets in medium  capitalization companies unless it provides 60 days prior written notice to its shareholders.

         2.       The  Portfolio  does not  currently  intend  to sell  securities  short,  unless  it owns or has the  right to obtain securities  equivalent in kind and amount to the securities  sold short without the payment of any additional  consideration  therefor, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

         3.       The Portfolio does not currently intend to purchase  securities on margin,  except that the Portfolio may obtain such short-term  credits as are  necessary  for the  clearance of  transactions,  and provided  that margin  payments and other  deposits in connection with transactions in futures,  options,  swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

         4.       The Portfolio  may not mortgage or pledge any  securities  owned or held by the Portfolio in amounts that exceed,  in the aggregate,  15% of the Portfolio's net asset value, provided that this limitation does not apply to reverse repurchase  agreements, deposits of assets to margin,  guarantee  positions in futures,  options,  swaps or forward contracts,  or the segregation of assets in connection with such contracts.

         5.       The  Portfolio  does not  currently  intend to purchase any security or enter into a  repurchase  agreement  if, as a result,  more than 15% of its net assets would be invested in  repurchase  agreements  not entitling the holder to payment of principal and interest  within seven days and in securities  that are illiquid by virtue of legal or  contractual  restrictions  on resale or the absence of a readily available  market.  The Trustees,  or the Portfolio's  Sub-advisor  acting pursuant to authority  delegated by the
Trustees,  may determine  that a readily  available  market exists for securities  eligible for resale  pursuant to Rule 144A under the
Securities Act of 1933 ("Rule 144A  Securities"),  or any successor to such rule,  Section 4(2)  commercial  paper and municipal  lease obligations.  Accordingly, such securities may not be subject to the foregoing limitation.

         6.       The Portfolio may not invest in companies for the purpose of exercising control of management.

AST Neuberger Berman Mid-Cap Growth Portfolio:

Investment Objective:  The investment objective of the Portfolio is to seek capital appreciation.

Investment Policies:

         Securities  Loans.  In order to realize  income,  the  Portfolio  may lend  portfolio  securities  with a value not  exceeding
33-1/3% of its total assets to banks,  brokerage  firms,  or  institutional  investors.  Borrowers are required  continuously to secure their  obligations to return securities on loan from the Portfolio by depositing  collateral,  which will be marked to market daily, in a form  determined to be satisfactory  by the Trustees and equal to at least 100% of the market value of the loaned  securities,  which will also be  marked  to market  daily.  The  Sub-advisor  believes  the risk of loss on these  transactions  is slight  because,  if a borrower were to default for any reason,  the collateral  should satisfy the obligation.  However,  as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

         Reverse Repurchase  Agreements.  In a reverse repurchase  agreement,  the Portfolio sells portfolio  securities subject to its agreement to repurchase the  securities at a later date for a fixed price  reflecting a market rate of interest;  these  agreements are considered  borrowings for purposes of the Portfolio's  investment  limitations  and policies  concerning  borrowings.  There is a risk that the  counterparty to a reverse  repurchase  agreement will be unable or unwilling to complete the transaction as scheduled,  which may result in losses to the Portfolio.

         Covered Call  Options.  The  Portfolio  may write  covered  call  options on  securities  it owns.  Generally,  the purpose of writing these options is to reduce the effect of price  fluctuation of securities held by the  Portfolio's net asset value.  Securities on which call options may be written by the Portfolio are purchased  solely on the basis of investment  considerations  consistent with the Portfolio's investment objectives.

         When the Portfolio  writes a call option,  it is obligated to sell a security to a purchaser at a specified  price at any time until a certain date if the purchaser  decides to exercise the option.  The  Portfolio  receives a premium for writing the call option.
The Portfolio  writes only  "covered"  call options on  securities it owns. So long as the  obligation of the writer of the call option continues,  the writer may be assigned an exercise  notice,  requiring it to deliver the  underlying  security  against  payment of the exercise  price.  The Portfolio may be obligated to deliver  securities  underlying a call option at less than the market price thereby giving up any additional gain on the security.

         When the  Portfolio  purchases a call  option,  it pays a premium  for the right to  purchase a security  from the writer at a specified price until a specified date.  A call option would be purchased by the Portfolio to offset a previously written call option.

         The writing of covered call options is a conservative  investment  technique  believed to involve  relatively  little risk (in contrast to the writing of "naked" or uncovered  call  options,  which the  Portfolio  will not do),  but is capable of  enhancing  the
Portfolio's total return.  When writing a covered call option, the Portfolio,  in return for the premium,  gives up the opportunity for profit from a price increase in the underlying  security above the exercise price,  but conversely  retains the risk of loss should the price of the security  decline.  If a call option that the  Portfolio has written  expires  unexercised,  the Portfolio  will realize a gain in the amount of the premium;  however,  in the case of a call option, that gain may be offset by a decline in the market value of the  underlying  security  during the option  period.  If the call option is exercised,  the Portfolio will realize a gain or loss from the sale or purchase of the underlying security.

           The exercise  price of an option may be below,  equal to, or above the market value of the  underlying  security at the time the option is written.  Options  normally have  expiration  dates between three and nine months from the date written.  The  obligation under any option  terminates  upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series.

           Options are traded  both on national  securities  exchanges  and in the  over-the-counter  ("OTC")  market.  Exchange-traded options are issued by a clearing  organization  affiliated with the exchange on which the option is listed;  the clearing  organization in effect guarantees  completion of, every  exchange-traded  option.  In contrast,  OTC options are contracts between the Portfolio and its  counter-party  with no clearing  organization  guarantee.  Thus, when the Portfolio sells or purchases an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a "closing  purchase  transaction" with the dealer to whom or from whom the Portfolio  originally sold or purchased the option. The Sub-advisor  monitors the  creditworthiness of dealers with which the Portfolio may engage in OTC options,  and will limit  counterparties in such transactions to dealers with a net worth of at least $20 million as reported in their latest  financial  statements.  For an additional  discussion of OTC options and their risks, see this Statement under "Certain Risk Factors and Investment Methods."

           The premium  received (or paid) by the Portfolio  when it writes (or  purchases) an option is the amount at which the option is currently  traded on the  applicable  exchange,  less (or plus) a  commission.  The premium may  reflect,  among other  things,  the current market price of the underlying  security,  the  relationship  of the exercise price to the market price,  the historical  price volatility of the underlying  security,  the length of the option period,  the general supply of and demand for credit, and the general interest rate  environment.  The premium  received by the Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities.  This liability is adjusted daily to the option's current market value.

         The Portfolio pays the brokerage  commissions in connection with purchasing or writing options,  including those used to close out existing  positions.  These  brokerage  commissions  normally are higher than those  applicable to purchases and sales of portfolio securities.

         For an additional  discussion of options and their risks,  see this Statement and the Trust's  Prospectus  under "Certain Risk
Factors and Investment Methods."

         Foreign  Securities.  The  Portfolio  may  invest in U.S.  dollar-denominated  equity  and debt  securities  issued by foreign issuers (including  governments,  quasi-governments and foreign banks) and foreign branches of U.S. banks, including negotiable CDs and commercial  paper.  These investments are subject to the Portfolio's  quality  standards.  While investments in foreign  securities are intended to reduce risk by providing further  diversification,  such investments  involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities.

         The Portfolio may invest in equity, debt, or other  income-producing  securities that are denominated in or indexed to foreign currencies,  including,  but not limited to (1) common and  preferred  stocks,  (2)  convertible  securities,  (3)  warrants,  (4) CDs, commercial paper,  fixed-time deposits,  and bankers'  acceptances issued by foreign banks, (5) obligations of other corporations,  and
(6)  obligations  of  foreign  governments,  or their  subdivisions,  agencies,  and  instrumentalities,  international  agencies,  and supranational entities.  Risks of investing in foreign currency denominated securities include (1) nationalization,  expropriation,  or confiscatory  taxation,  (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the U.S.),  and (3)  expropriation  or  nationalization  of foreign  portfolio  companies.  Mail  service  between the U.S. and foreign  countries may be slower or less reliable than within the United States,  thus  increasing  the risk of delayed  settlements of portfolio  transactions or loss of certificates  for portfolio  securities.  For an additional  discussion of the risks associated with foreign  securities,  whether  denominated in U.S. dollars or foreign  currencies,  see this Statement and the Trust's Prospectus under
"Certain Risk Factors and Investment Methods."

         Prices of foreign  securities  and exchange rates for foreign  currencies may be affected by the interest rates  prevailing in other  countries.  The interest  rates in other  countries  are often  affected by local  factors,  including the strength of the local economy,  the demand for  borrowing,  the  government's  fiscal and  monetary  policies,  and the  international  balance of  payments.
Individual  foreign  economies may differ favorably or unfavorably  from the U.S.  economy in such respects as gross national  product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

         Foreign  markets also have different  clearance and settlement  procedures,  and in certain markets there have been times when settlements  have  been  unable to keep pace  with the  volume  of  securities  transactions,  making  it  difficult  to  conduct  such transactions.  Such  delays  in  settlement  could  result in  temporary  periods  when a portion  of the  assets of the  Portfolio  is uninvested  and no return is earned  thereon.  The  inability of the Portfolio to make  intended  security  purchases due to settlement problems could cause the Portfolio to miss attractive  investment  opportunities.  Inability to dispose of portfolio  securities due to settlement  problems  could result either in losses to the Portfolio due to subsequent  declines in value of the portfolio  securities, or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.

         The Portfolio may invest in foreign  corporate  bonds and debentures and sovereign  debt  instruments  issued or guaranteed by foreign  governments,  their  agencies or  instrumentalities.  Foreign debt  securities  are subject to risks similar to those of other foreign  securities,  as well as risks  similar to those of other debt  securities,  as discussed in this  Statement and in the Trust's
Prospectus under "Investment Objectives and Policies" and "Certain Risk Factors and Investment Methods."

         In order to limit the risk inherent in investing in foreign  currency-denominated  securities,  the Portfolio may not purchase any such  security  if after  such  purchase  more than 10% of its total  assets  (taken at market  value)  would be  invested  in such securities.  Within such  limitation,  however,  the Portfolio is not restricted in the amount it may invest in securities  denominated in any one foreign currency.

         Foreign  Currency  Transactions.  The  Portfolio  may engage in  foreign  currency  exchange  transactions.  Foreign  currency exchange  transactions  will be  conducted  either on a spot (i.e.,  cash) basis at the spot rate  prevailing  in the foreign  currency exchange  market,  or through  entering  into forward  contracts  to purchase or sell foreign  currencies  ("forward  contracts").  The
Portfolio may enter into forward  contracts in order to protect against  uncertainty in the level of future foreign  currency  exchange rates.  The Portfolio may also use forward contracts for non-hedging purposes.

         A forward  contract  involves an obligation to purchase or sell a specific  currency at a future date,  which may be any fixed number of days  (usually  less than one year) from the date of the contract  agreed upon by the parties,  at a price set at the time of the contract.  These contracts are traded in the interbank market conducted  directly between traders (usually large commercial  banks)
and their  customers.  A forward  contract  generally  has no deposit  requirement,  and no  commissions  are  charged at any stage for trades.  Although foreign  exchange  dealers do not charge a fee for conversion,  they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

         When the Portfolio  enters into a contract for the purchase or sale of a security  denominated in a foreign  currency,  it may wish to "lock in" the U.S.  dollar price of the  security.  By entering into a forward  contract for the purchase or sale,  for a fixed amount of U.S.  dollars,  of the amount of foreign currency  involved in the underlying  security  transactions,  the Portfolio will be able to protect itself against a possible loss.  When the  Sub-advisor  believes that the currency of a particular  foreign country may suffer a  substantial  decline  against  the U.S.  dollar,  it may also  enter  into a forward  contract  to sell the amount of foreign currency for a fixed amount of dollars which  approximates  the value of some or all of a Portfolio's  securities  denominated  in such foreign currency.

         The Portfolio may also engage in  cross-hedging  by using forward  contracts in one currency to hedge against  fluctuations in the value of securities  denominated  in a different  currency,  when the  Sub-advisor  believes that there is a pattern of correlation between the two currencies.  The Portfolio may also purchase and sell forward  contracts for non-hedging  purposes when the Sub-advisor anticipates  that the foreign  currency  will  appreciate  or  depreciate  in value,  but  securities  in that  currency do not present attractive investment opportunities and are not held in the Portfolio's portfolio.

         When the  Portfolio  engages in forward  contracts  for hedging  purposes,  it will not enter into  forward  contracts to sell currency or maintain a net  exposure to such  contracts if their  consummation  would  obligate  the  Portfolio to deliver an amount of foreign  currency  in  excess  of the  value  of its  portfolio  securities  or  other  assets  denominated  in that  currency.  At the consummation  of the forward  contract,  the Portfolio may either make  delivery of the foreign  currency or terminate its  contractual obligation to deliver by purchasing an offsetting  contract  obligating it to purchase the same amount of such foreign  currency at the same  maturity  date. If the Portfolio  chooses to make  delivery of the foreign  currency,  it may be required to obtain such currency through the sale of portfolio  securities  denominated in such currency or through  conversion of other assets into such  currency.  If the  Portfolio  engages in an  offsetting  transaction,  it will  incur a gain or a loss to the extent  that there has been a change in forward contract  prices.  Closing purchase  transactions  with respect to forward  contracts are usually made with the currency trader who is a party to the original forward contract.

         The  Portfolio  is not  required  to enter  into  such  transactions  and  will not do so  unless  deemed  appropriate  by the
Sub-advisor.

         Using  forward  contracts to protect the value of the  Portfolio's  portfolio  securities  against a decline in the value of a currency does not eliminate  fluctuations in the underlying  prices of the securities.  It simply  establishes a rate of exchange which can be achieved at some future point in time.  The precise  projection of short-term  currency  market  movements is not possible,  and short-term hedging provides a means of fixing the dollar value of only a portion of the Portfolio's foreign assets.

         While the  Portfolio may enter forward  contracts to reduce  currency  exchange  rate risks,  transactions  in such  contracts involve certain other risks.  Thus, while the Portfolio may benefit from such  transactions,  unanticipated  changes in currency prices may result in a poorer overall  performance  for the Portfolio  than if it had not engaged in any such  transactions.  Moreover,  there may be  imperfect  correlation  between the  Portfolio's  holdings of  securities  denominated  in a  particular  currency  and forward contracts  entered into by the Portfolio.  Such imperfect  correlation  may cause the Portfolio to sustain losses which will prevent it from achieving a complete hedge or expose it to risk of foreign exchange loss.

         The  Portfolio  generally  will not enter into a forward  contract  with a term of greater than one year.  The  Portfolio  may experience delays in the settlement of its foreign currency transactions.

         When the Portfolio  engages in forward  contracts for the sale or purchase of currencies,  the Portfolio will either cover its position or establish a segregated  account.  The  Portfolio  will consider its position  covered if it has  securities in the currency subject to the forward  contract,  or otherwise has the right to obtain that currency at no additional  cost. In the  alternative,  the
Portfolio will place cash, fixed income,  or equity  securities  (denominated in the foreign currency subject to the forward  contract)
in a separate  account.  The amounts in such  separate  account will equal the value of the  Portfolio's  assets which are committed to the consummation of foreign currency exchange  contracts.  If the value of the securities placed in the separate account declines,  the
Portfolio  will place  additional  cash or  securities  in the account on a daily basis so that the value of the account will equal the amount of its commitments with respect to such contracts.

         For an additional  discussion of forward  foreign  currency  exchange  contracts and their risks,  see this  Statement and the
Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Options on Foreign  Currencies.  The  Portfolio may write and purchase  covered call and put options on foreign  currencies in amounts not  exceeding  5% of its net assets for the purpose of  protecting  against  declines in the U.S.  dollar  value of  portfolio securities  or  increases in the  U.S.-dollar  cost of  securities  to be acquired,  or to protect the dollar  equivalent  of dividend, interest,  or other payment on those  securities.  A decline in the dollar value of a foreign  currency in which  portfolio  securities are denominated will reduce the dollar value of such  securities,  even if their value in the foreign  currency  remains  constant.  In order to protect  against such  decreases in the value of portfolio  securities,  the Portfolio may purchase put options on the foreign currency.  If the value of the  currency  declines,  the  Portfolio  will have the right to sell such  currency  for a fixed  amount of dollars  which  exceeds  the market  value of such  currency.  This would  result in a gain that may offset,  in whole or in part,  the negative effect of currency depreciation on the value of the Portfolio's securities denominated in that currency.

         Conversely,  if the dollar value of a currency in which  securities  to be acquired by the Portfolio  are  denominated  rises, thereby  increasing  the cost of such  securities,  the  Portfolio  may purchase  call options on such  currency.  If the value of such currency  increases  sufficiently,  the Portfolio  will have the right to purchase that currency for a fixed amount of dollars which is less than the market value of that currency.  Such a purchase would result in a gain that may offset,  at least  partially,  the effect of any currency-related increase in the price of securities the Portfolio intends to acquire.

         As in the case of other types of options  transactions,  however,  the benefit the Portfolio  derives from purchasing  foreign currency options will be reduced by the amount of the premium and related  transaction  costs. In addition,  if currency exchange rates do not move in the direction or to the extent  anticipated,  the Portfolio  could sustain losses on  transactions  in foreign  currency options which would deprive it of a portion or all of the benefits of advantageous changes in such rates.

         The  Portfolio  may also  write  options  on  foreign  currencies  for  hedging  purposes.  For  example,  if the  Sub-advisor anticipates a decline in the dollar value of foreign currency  denominated  securities  because of declining  exchange rates, it could, instead of purchasing a put option,  write a call option on the relevant  currency.  If the expected  decline  occurs,  the option will most likely not be  exercised,  and the decrease in value of portfolio  securities  will be offset,  at least in part, by the amount of the premium received by the Portfolio.

         Similarly,  the Portfolio  could write a put option on the relevant  currency,  instead of purchasing a call option,  to hedge against an anticipated  increase in the dollar cost of securities to be acquired.  If exchange rates move in the manner projected,  the put option most likely will not be exercised,  and such increased  cost will be offset,  at least in part, by the amount of the premium received.  However,  as in the case of other types of options  transactions,  the writing of a foreign  currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction.

         If unanticipated  exchange rate fluctuations  occur, a put or call option may be exercised and the Portfolio could be required to  purchase  or sell the  underlying  currency at a loss which may not be fully  offset by the amount of the  premium.  As a result of writing  options on foreign  currencies,  the  Portfolio  also may be required to forego all or a portion of the  benefits  which might otherwise  have been obtained from  favorable  movements in currency  exchange  rates.  Options on foreign  currencies may be traded on
U.S. or foreign  exchanges or  over-the-counter  options or foreign  currencies that are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

         A call option  written on foreign  currency by the  Portfolio  is  "covered"  if the  Portfolio  owns the  underlying  foreign currency  subject to the call, or if it has an absolute and immediate right to acquire that foreign  currency  without  additional cash consideration.  A call  option is also  covered if the  Portfolio  holds a call on the same  foreign  currency  for the same  principal amount as the call  written  where the  exercise  price of the call  held is (a) equal to or less than the  exercise  price of the call written or (b) greater than the exercise  price of the call written if the amount of the  difference  is maintained by the Portfolio in cash, fixed income or equity securities in a segregated account with its custodian.

         The risks of currency  options are similar to the risks of other  options,  as  discussed  above and in this  Statement  under
"Certain Risk Factors and Investment Methods."

         Cover for  Options on  Securities,  Forward  Contracts,  and  Options  on  Foreign  Currencies  ("Hedging  Instruments").  The
Portfolio will comply with SEC staff  guidelines  regarding  "cover" for Hedging  Instruments  and, if the  guidelines so require,  set aside in a segregated  account with its custodian the prescribed  amount of cash, fixed income, or equity  securities.  Securities held in a segregated  account cannot be sold while the futures,  option,  or forward  strategy  covered by those  securities is outstanding, unless they are replaced with other suitable assets.  As a result,  segregation of a large  percentage of the Portfolio's  assets could impede portfolio  management or the Portfolio's  ability to meet current  obligations.  The Portfolio may be unable promptly to dispose of assets that cover, or are segregated with respect to, an illiquid options or forward  position;  this inability may result in a loss to the Portfolio.

         Real Estate  Investment  Trusts (REITs).  The Portfolio may invest in shares of REITs.  REITs are pooled  investment  vehicles which invest  primarily in real estate or real estate related  loans.  REITs are generally  classified as equity REITs,  mortgage REITs or a combination of equity and mortgage  REITs.  Equity REITs invest the majority of their assets  directly in real property and derive income  primarily  from the  collection  of  rents.  Equity  REITs can also  realize  capital  gains by  selling  properties  that have appreciated  in value.  Mortgage  REITs  invest the  majority  of their  assets in real  estate  mortgages  and derive  income from the collection  of  interest  payments.  Like  regulated  investment  companies  such as the  Portfolios,  REITs  are not  taxed on  income distributed  to  shareholders  provided  they comply with certain  requirements  under the  Internal  Revenue  Code (the  "Code").  The
Portfolio will  indirectly bear its  proportionate  share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Portfolio.

         Investing in REITs involves certain unique risks.  Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended.  REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects.
REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Investment Company
Act of 1940.  REITs (especially mortgage REITs) are also subject to interest rate risks.

         Preferred  Stock.  The Portfolio may invest in preferred  stock.  Unlike interest  payments on debt  securities,  dividends on preferred stock are generally payable at the discretion of the issuer's board of directors,  although  preferred  shareholders may have certain  rights if dividends are not paid.  Shareholders  may suffer a loss of value if dividends are not paid,  and generally  have no legal  recourse  against the issuer.  The market  prices of preferred  stocks are generally  more  sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

         Fixed Income Securities.  The Portfolio may invest in money market  instruments,  U.S.  Government or Agency  securities,  and corporate  bonds and  debentures  receiving one of the four highest  ratings from  Standard & Poor's  Ratings  Group  ("S&P"),  Moody's
Investors Service, Inc. ("Moody's") or any other nationally recognized statistical rating organization  ("NRSRO"),  or, if not rated by any NRSRO,  deemed  comparable by the  Sub-advisor to such rated  securities.  The ratings of an NRSRO  represent its opinion as to the quality of securities it undertakes to rate.  Ratings are not absolute  standards of quality;  consequently,  securities  with the same maturity,  coupon,  and rating may have different  yields.  Although the Portfolio may rely on the ratings of any NRSRO,  the Portfolio mainly refers to ratings assigned by S&P and Moody's, which are described in Appendix A to this Statement.

         Fixed income  securities  are subject to the risk of an issuer's  inability  to meet  principal  and interest  payments on the obligations  ("credit  risk") and also may be subject to price  volatility  due to such factors as interest  rate  sensitivity,  market perception of the  creditworthiness  of the issuer,  and general market  liquidity  ("market  risk").  Lower-rated  securities are more likely to react to  developments  affecting  market and credit risk than are more highly  rated  securities,  which react  primarily to movements in the general level of interest rates.

         Changes in economic  conditions or developments  regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such  securities to make principal and interest  payments than is the case for  higher-grade  debt securities.  An economic  downturn  affecting the issuer may result in an increased  incidence of default.  The market for  lower-rated securities  may be thinner and less active than for  higher-rated  securities.  Pricing of thinly traded  securities  requires  greater judgment than pricing of securities for which market transactions are regularly reported.

         If the quality of any fixed income  securities  held by the  Portfolio  deteriorates  so that they no longer would be eligible for purchase by the  Portfolio,  the Portfolio  will engage in an orderly  disposition  of the  securities  to the extent  necessary to ensure that the Portfolio's holding of such securities will not exceed 5% of its net assets.

         Convertible  Securities.  The Portfolio may invest in convertible  securities of any quality. A convertible  security entitles the holder to receive  interest paid or accrued on debt or the dividend paid on preferred stock until the convertible  security matures or is  redeemed,  converted  or  exchanged.  Before  conversion,  convertible  securities  ordinarily  provide a stream of income  with generally  higher  yields  than those of common  stocks of the same or  similar  issuers,  but lower than the yield on  non-convertible debt.  Convertible  securities are usually  subordinated to comparable-tier  nonconvertible  securities but rank senior to common stock in a  corporation's  capital  structure.  The value of a  convertible  security is a function of (1) its yield in  comparison  with the yields of other  securities of comparable  maturity and quality that do not have a conversion  privilege,  and (2) its worth, at market value, if converted into the underlying common stock.  Convertible debt securities are subject to the Portfolio's  investment  policies and limitations concerning fixed-income investments.

         Convertible  securities  are  typically  issued by  smaller  companies  whose  stock  prices may be  volatile.  The price of a convertible  security often  reflects such  variations in the price of the underlying  common stock in a way that  nonconvertible  debt does not. A  convertible  security may be subject to redemption at the option of the issuer at a price  established  in the  security's governing  instrument.  If a convertible  security held by the Portfolio is called for  redemption,  the Portfolio  will be required to convert it into the  underlying  common  stock,  sell it to a third  party or permit the  issuer to redeem the  security.  Any of these actions could have an adverse effect on the Portfolio's ability to achieve its investment objective.

         Commercial  Paper.  Commercial  paper is a short-term  debt security  issued by a corporation,  bank,  municipality,  or other issuer,  usually for purposes such as financing  current  operations.  The Portfolio may invest only in commercial  paper receiving the highest rating from S&P (A-1) or Moody's (P-1), or deemed by the Sub-advisor to be of equivalent quality.

         The  Portfolio may invest in  commercial  paper that cannot be resold to the public  because it was issued under the exception for private  offerings in Section 4(2) of the Securities Act of 1933.  While such securities  normally will be considered  illiquid and subject to the  Portfolio's 15% limitation on investments in illiquid  securities,  the Sub-advisor may in certain cases determine that such paper is liquid under guidelines established by the Board of Trustees.

         Banking and Savings Institution  Securities.  The Portfolio may invest in banking and savings institution  obligations,  which include CDs, time deposits,  bankers'  acceptances,  and other  short-term debt  obligations  issued by savings  institutions.  CDs are receipts for funds  deposited for a specified  period of time at a specified  rate of return;  time  deposits  generally are similar to
CDs, but are  uncertificated;  and bankers'  acceptances are time drafts drawn on commercial banks by borrowers,  usually in connection with  international  commercial  transactions.  The CDs,  time  deposits,  and  bankers'  acceptances  in which the  Portfolio  invests typically are not covered by deposit insurance.

         Investment Policies Which May be Changed Without  Shareholder  Approval.  The following  limitations are applicable to the AST
Neuberger Berman Mid-Cap Growth Portfolio.  These limitations are not fundamental  restrictions and can be changed without  shareholder approval.

         1.       The Portfolio  will not change its policy to invest at least 80% of the value of its assets in medium  capitalization companies unless it provides 60 days prior written notice to its shareholders.

         2.       The Portfolio may not purchase  securities if outstanding  borrowings,  including any reverse repurchase  agreements, exceed 5% of its total assets.

         3.       Except for the purchase of debt  securities  and engaging in  repurchase  agreements,  the Portfolio may not make any loans other than securities loans.

         4.       The  Portfolio  may not  purchase  securities  on margin  from  brokers,  except that the  Portfolio  may obtain such short-term  credits as are necessary for the clearance of securities  transactions.  Margin payments in connection with transactions in futures  contracts and options on futures  contracts  shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

         5.       The Portfolio may not sell securities short, unless it owns or has the right to obtain securities  equivalent in kind and amount to the securities sold without  payment of additional  consideration.  Transactions  in futures  contracts and options shall not constitute selling securities short.

         6.       The  Portfolio  may not purchase  any security if, as a result,  more than 15% of its net assets would be invested in illiquid  securities.  Illiquid  securities include securities that cannot be sold within seven days in the ordinary course of business for  approximately  the amount at which the Portfolio has valued the securities,  such as repurchase  agreements  maturing in more than seven days.

AST Neuberger Berman Mid-Cap Value Portfolio:

Investment Objective:  The investment objective of the Portfolio is to seek capital growth.

Investment Policies:

         Securities  Loans.  In order to realize  income,  the  Portfolio  may lend  portfolio  securities  with a value not  exceeding
33-1/3% of its total assets to banks,  brokerage  firms,  or  institutional  investors.  Borrowers are required  continuously to secure their  obligations to return securities on loan from the Portfolio by depositing  collateral,  which will be marked to market daily, in a form  determined to be satisfactory  by the Trustees and equal to at least 100% of the market value of the loaned  securities,  which will also be  marked  to market  daily.  The  Sub-advisor  believes  the risk of loss on these  transactions  is slight  because,  if a borrower were to default for any reason,  the collateral  should satisfy the obligation.  However,  as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

         Reverse Repurchase  Agreements.  In a reverse repurchase  agreement,  the Portfolio sells portfolio  securities subject to its agreement to repurchase the  securities at a later date for a fixed price  reflecting a market rate of interest;  these  agreements are considered  borrowings for purposes of the Portfolio's  investment  limitations  and policies  concerning  borrowings.  There is a risk that the  counterparty to a reverse  repurchase  agreement will be unable or unwilling to complete the transaction as scheduled,  which may result in losses to the Portfolio.

         Covered Call  Options.  The  Portfolio  may write  covered call options on  securities  it owns valued at up to 10% of its net assets and may purchase  call options in related  closing  transactions.  Generally,  the purpose of writing these options is to reduce the effect of price  fluctuations  of securities  held by the Portfolio on the  Portfolio's  net asset value.  Securities on which call options  may be  written  by the  Portfolio  are  purchased  solely  on the  basis of  investment  considerations  consistent  with the
Portfolio's investment objectives.

         When the Portfolio  writes a call option,  it is obligated to sell a security to a purchaser at a specified  price at any time until a certain date if the purchaser  decides to exercise the option.  The  Portfolio  receives a premium for writing the call option.
The Portfolio  writes only  "covered"  call options on  securities it owns. So long as the  obligation of the writer of the call option continues,  the writer may be assigned an exercise  notice,  requiring it to deliver the  underlying  security  against  payment of the exercise  price.  The Portfolio may be obligated to deliver  securities  underlying a call option at less than the market price thereby giving up any additional gain on the security.

         When the  Portfolio  purchases a call  option,  it pays a premium  for the right to  purchase a security  from the writer at a specified price until a specified date.  A call option would be purchased by the Portfolio to offset a previously written call option.

         The writing of covered call options is a conservative  investment  technique  believed to involve  relatively  little risk (in contrast to the writing of "naked" or uncovered  call  options,  which the  Portfolio  will not do),  but is capable of  enhancing  the
Portfolio's total return.  When writing a covered call option, the Portfolio,  in return for the premium,  gives up the opportunity for profit from a price increase in the underlying  security above the exercise price,  but conversely  retains the risk of loss should the price of the security  decline.  If a call option that the  Portfolio has written  expires  unexercised,  the Portfolio  will realize a gain in the  amount of the  premium;  however,  that gain may be offset by a decline  in the market  value of the  underlying  security during the option  period.  If the call option is  exercised,  the  Portfolio  will realize a gain or loss from the sale or purchase of the underlying security.

           The exercise  price of an option may be below,  equal to, or above the market value of the  underlying  security at the time the option is written.  Options  normally have  expiration  dates between three and nine months from the date written.  The  obligation under any option  terminates  upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing  purchase  transaction"  to purchase an option of the same series.  If an option is purchased by the  Portfolio and is never exercised, the Portfolio will lose the entire amount of the premium paid.

           Options are traded  both on national  securities  exchanges  and in the  over-the-counter  ("OTC")  market.  Exchange-traded options are issued by a clearing  organization  affiliated with the exchange on which the option is listed;  the clearing  organization in effect guarantees  completion of, every  exchange-traded  option.  In contrast,  OTC options are contracts between the Portfolio and its  counter-party  with no clearing  organization  guarantee.  Thus, when the Portfolio sells or purchases an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a "closing  purchase  transaction" with the dealer to whom or from whom the Portfolio  originally sold or purchased the option. The Sub-advisor  monitors the  creditworthiness of dealers with which the Portfolio may engage in OTC options,  and will limit  counterparties in such transactions to dealers with a net worth of at least $20 million as reported in their latest  financial  statements.  For an additional  discussion of OTC options and their risks, see this Statement under "Certain Risk Factors and Investment Methods."

           The premium  received (or paid) by the Portfolio  when it writes (or  purchases) an option is the amount at which the option is currently  traded on the  applicable  exchange,  less (or plus) a  commission.  The premium may  reflect,  among other  things,  the current market price of the underlying  security,  the  relationship  of the exercise price to the market price,  the historical  price volatility of the underlying  security,  the length of the option period,  the general supply of and demand for credit, and the general interest rate  environment.  The premium  received by the Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities.  This liability is adjusted daily to the option's current market value.

         The Portfolio pays the brokerage  commissions in connection with purchasing or writing options,  including those used to close out existing  positions.  These  brokerage  commissions  normally are higher than those  applicable to purchases and sales of portfolio securities.

         For an additional  discussion of options and their risks,  see this Statement and the Trust's  Prospectus  under "Certain Risk
Factors and Investment Methods."

         Foreign  Securities.  The Portfolio may invest in U.S.  dollar-denominated  securities  issued by foreign  issuers  (including governments  and  quasi-governments)  and foreign  branches  of U.S.  banks,  including  negotiable  CDs and  commercial  paper.  These investments are subject to the Portfolio's  quality  standards.  While investments in foreign securities are intended to reduce risk by providing  further  diversification,  such  investments  involve  sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities.

         The Portfolio may invest in equity, debt, or other  income-producing  securities that are denominated in or indexed to foreign currencies,  including,  but not limited to (1) common and preferred stocks,  (2) convertible  securities,  (3) CDs,  commercial paper, fixed-time deposits,  and bankers'  acceptances issued by foreign banks, (4) obligations of other corporations,  and (5) obligations of foreign governments,  or their subdivisions,  agencies, and  instrumentalities,  international  agencies,  and supranational  entities.
Risks of investing in foreign currency denominated  securities include (1) nationalization,  expropriation,  or confiscatory  taxation,
(2) adverse changes in investment or exchange control  regulations  (which could prevent cash from being brought back to the U.S.), and
(3)  expropriation  or  nationalization  of foreign  portfolio  companies.  Mail service between the U.S. and foreign  countries may be slower or less reliable than within the United States,  thus  increasing the risk of delayed  settlements of portfolio  transactions or loss of certificates for portfolio securities.  For an additional  discussion of the risks associated with foreign securities,  whether denominated  in U.S.  dollars or foreign  currencies,  see this  Statement and the Trust's  Prospectus  under "Certain Risk Factors and
Investment Methods."

         Prices of foreign  securities  and exchange rates for foreign  currencies may be affected by the interest rates  prevailing in other  countries.  The interest  rates in other  countries  are often  affected by local  factors,  including the strength of the local economy,  the demand for  borrowing,  the  government's  fiscal and  monetary  policies,  and the  international  balance of  payments.
Individual  foreign  economies may differ favorably or unfavorably  from the U.S.  economy in such respects as gross national  product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

         Foreign  markets also have different  clearance and settlement  procedures,  and in certain markets there have been times when settlements  have  been  unable to keep pace  with the  volume  of  securities  transactions,  making  it  difficult  to  conduct  such transactions.  Such  delays  in  settlement  could  result in  temporary  periods  when a portion  of the  assets of the  Portfolio  is uninvested  and no return is earned  thereon.  The  inability of the Portfolio to make  intended  security  purchases due to settlement problems could cause the Portfolio to miss attractive  investment  opportunities.  Inability to dispose of portfolio  securities due to settlement  problems  could result either in losses to the Portfolio due to subsequent  declines in value of the portfolio  securities, or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.

         The Portfolio may invest in foreign  corporate  bonds and debentures and sovereign  debt  instruments  issued or guaranteed by foreign governments,  their agencies or  instrumentalities.  The Portfolio may invest in lower-rated foreign debt securities subject to the  Portfolio's  15%  limitation on  lower-rated  debt  securities.  Foreign debt  securities are subject to risks similar to those of other  foreign  securities,  as well as risks  similar to those of other debt  securities,  as discussed in this  Statement  and in the
Trust's Prospectus under "Investment Objectives and Policies" and "Certain Risk Factors and Investment Methods."

         In order to limit the risk inherent in investing in foreign  currency-denominated  securities,  the Portfolio may not purchase any such  security  if after  such  purchase  more than 10% of its total  assets  (taken at market  value)  would be  invested  in such securities.  Within such  limitation,  however,  the Portfolio is not restricted in the amount it may invest in securities  denominated in any one foreign currency.

         Foreign  Currency  Transactions.  The  Portfolio  may engage in  foreign  currency  exchange  transactions.  Foreign  currency exchange  transactions  will be  conducted  either on a spot (i.e.,  cash) basis at the spot rate  prevailing  in the foreign  currency exchange  market,  or through  entering  into forward  contracts  to purchase or sell foreign  currencies  ("forward  contracts").  The
Portfolio may enter into forward  contracts in order to protect against  uncertainty in the level of future foreign  currency  exchange rates, and only in amounts not exceeding 5% of the Portfolio's net assets.

         A forward  contract  involves an obligation to purchase or sell a specific  currency at a future date,  which may be any fixed number of days  (usually  less than one year) from the date of the contract  agreed upon by the parties,  at a price set at the time of the contract.  These contracts are traded in the interbank market conducted  directly between traders (usually large commercial  banks)
and their  customers.  A forward  contract  generally  has no deposit  requirement,  and no  commissions  are  charged at any stage for trades.  Although foreign  exchange  dealers do not charge a fee for conversion,  they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

         When the Portfolio  enters into a contract for the purchase or sale of a security  denominated in a foreign  currency,  it may wish to "lock in" the U.S.  dollar price of the  security.  By entering into a forward  contract for the purchase or sale,  for a fixed amount of U.S.  dollars,  of the amount of foreign currency  involved in the underlying  security  transactions,  the Portfolio will be able to protect itself against a possible loss.  When the  Sub-advisor  believes that the currency of a particular  foreign country may suffer a  substantial  decline  against  the U.S.  dollar,  it may also  enter  into a forward  contract  to sell the amount of foreign currency for a fixed amount of dollars which  approximates  the value of some or all of a Portfolio's  securities  denominated  in such foreign  currency.  The  Portfolio  may also engage in  cross-hedging  by using  forward  contracts  in one  currency to hedge  against fluctuations in the value of securities  denominated in a different currency,  when the Sub-advisor believes that there is a pattern of correlation between the two currencies.

         When the  Portfolio  engages in forward  contracts  for hedging  purposes,  it will not enter into  forward  contracts to sell currency or maintain a net  exposure to such  contracts if their  consummation  would  obligate  the  Portfolio to deliver an amount of foreign  currency  in  excess  of the  value  of its  portfolio  securities  or  other  assets  denominated  in that  currency.  At the consummation  of the forward  contract,  the Portfolio may either make  delivery of the foreign  currency or terminate its  contractual obligation to deliver by purchasing an offsetting  contract  obligating it to purchase the same amount of such foreign  currency at the same  maturity  date. If the Portfolio  chooses to make  delivery of the foreign  currency,  it may be required to obtain such currency through the sale of portfolio  securities  denominated in such currency or through  conversion of other assets into such  currency.  If the  Portfolio  engages in an  offsetting  transaction,  it will  incur a gain or a loss to the extent  that there has been a change in forward contract  prices.  Closing purchase  transactions  with respect to forward  contracts are usually made with the currency trader who is a party to the original forward contract.

         The  Portfolio  is not  required  to enter  into  such  transactions  and  will not do so  unless  deemed  appropriate  by the
Sub-advisor.

         Using  forward  contracts to protect the value of the  Portfolio's  portfolio  securities  against a decline in the value of a currency does not eliminate  fluctuations in the underlying  prices of the securities.  It simply  establishes a rate of exchange which can be achieved at some future point in time.  The precise  projection of short-term  currency  market  movements is not possible,  and short-term hedging provides a means of fixing the dollar value of only a portion of the Portfolio's foreign assets.

         While the  Portfolio may enter forward  contracts to reduce  currency  exchange  rate risks,  transactions  in such  contracts involve certain other risks.  Thus, while the Portfolio may benefit from such  transactions,  unanticipated  changes in currency prices may result in a poorer overall  performance  for the Portfolio  than if it had not engaged in any such  transactions.  Moreover,  there may be  imperfect  correlation  between the  Portfolio's  holdings of  securities  denominated  in a  particular  currency  and forward contracts  entered into by the Portfolio.  Such imperfect  correlation  may cause the Portfolio to sustain losses which will prevent it from achieving a complete hedge or expose it to risk of foreign exchange loss.

         The  Portfolio  generally  will not enter into a forward  contract  with a term of greater than one year.  The  Portfolio  may experience delays in the settlement of its foreign currency transactions.

         When the Portfolio  engages in forward  contracts for the sale or purchase of currencies,  the Portfolio will either cover its position or establish a segregated  account.  The  Portfolio  will consider its position  covered if it has  securities in the currency subject to the forward  contract,  or otherwise has the right to obtain that currency at no additional  cost. In the  alternative,  the
Portfolio will place cash, fixed income,  or equity  securities  (denominated in the foreign currency subject to the forward  contract)
in a separate  account.  The amounts in such  separate  account will equal the value of the  Portfolio's  assets which are committed to the consummation of foreign currency exchange  contracts.  If the value of the securities placed in the separate account declines,  the
Portfolio  will place  additional  cash or  securities  in the account on a daily basis so that the value of the account will equal the amount of its commitments with respect to such contracts.

         For an additional  discussion of forward  foreign  currency  exchange  contracts and their risks,  see this  Statement and the
Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Options on Foreign  Currencies.  The  Portfolio may write and purchase  covered call and put options on foreign  currencies in amounts not  exceeding  5% of its net assets for the purpose of  protecting  against  declines in the U.S.  dollar  value of  portfolio securities  or  increases in the  U.S.-dollar  cost of  securities  to be acquired,  or to protect the dollar  equivalent  of dividend, interest,  or other payment on those  securities.  A decline in the dollar value of a foreign  currency in which  portfolio  securities are denominated will reduce the dollar value of such  securities,  even if their value in the foreign  currency  remains  constant.  In order to protect  against such  decreases in the value of portfolio  securities,  the Portfolio may purchase put options on the foreign currency.  If the value of the  currency  declines,  the  Portfolio  will have the right to sell such  currency  for a fixed  amount of dollars  which  exceeds  the market  value of such  currency.  This would  result in a gain that may offset,  in whole or in part,  the negative effect of currency depreciation on the value of the Portfolio's securities denominated in that currency.

         Conversely,  if the dollar value of a currency in which  securities  to be acquired by the Portfolio  are  denominated  rises, thereby  increasing  the cost of such  securities,  the  Portfolio  may purchase  call options on such  currency.  If the value of such currency  increases  sufficiently,  the Portfolio  will have the right to purchase that currency for a fixed amount of dollars which is less than the market value of that currency.  Such a purchase would result in a gain that may offset,  at least  partially,  the effect of any currency-related increase in the price of securities the Portfolio intends to acquire.

         As in the case of other types of options  transactions,  however,  the benefit the Portfolio  derives from purchasing  foreign currency options will be reduced by the amount of the premium and related  transaction  costs. In addition,  if currency exchange rates do not move in the direction or to the extent  anticipated,  the Portfolio  could sustain losses on  transactions  in foreign  currency options which would deprive it of a portion or all of the benefits of advantageous changes in such rates.

         The  Portfolio  may also  write  options  on  foreign  currencies  for  hedging  purposes.  For  example,  if the  Sub-advisor anticipates a decline in the dollar value of foreign currency  denominated  securities  because of declining  exchange rates, it could, instead of purchasing a put option,  write a call option on the relevant  currency.  If the expected  decline  occurs,  the option will most likely not be  exercised,  and the decrease in value of portfolio  securities  will be offset,  at least in part, by the amount of the premium received by the Portfolio.

         Similarly,  the Portfolio  could write a put option on the relevant  currency,  instead of purchasing a call option,  to hedge against an anticipated  increase in the dollar cost of securities to be acquired.  If exchange rates move in the manner projected,  the put option most likely will not be exercised,  and such increased  cost will be offset,  at least in part, by the amount of the premium received.  However,  as in the case of other types of options  transactions,  the writing of a foreign  currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction.

         If unanticipated  exchange rate fluctuations  occur, a put or call option may be exercised and the Portfolio could be required to  purchase  or sell the  underlying  currency at a loss which may not be fully  offset by the amount of the  premium.  As a result of writing  options on foreign  currencies,  the  Portfolio  also may be required to forego all or a portion of the  benefits  which might otherwise have been obtained from favorable  movements in currency  exchange rates.  Certain  options on foreign  currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

         A call option  written on foreign  currency by the  Portfolio  is  "covered"  if the  Portfolio  owns the  underlying  foreign currency  subject to the call, or if it has an absolute and immediate right to acquire that foreign  currency  without  additional cash consideration.  A call  option is also  covered if the  Portfolio  holds a call on the same  foreign  currency  for the same  principal amount as the call  written  where the  exercise  price of the call  held is (a) equal to or less than the  exercise  price of the call written or (b) greater than the exercise  price of the call written if the amount of the  difference  is maintained by the Portfolio in cash, fixed income or equity securities in a segregated account with its custodian.

         The risks of currency  options are similar to the risks of other  options,  as  discussed  above and in this  Statement  under
"Certain Risk Factors and Investment Methods."

         Cover for  Options on  Securities,  Forward  Contracts,  and  Options  on  Foreign  Currencies  ("Hedging  Instruments").  The
Portfolio will comply with SEC staff  guidelines  regarding  "cover" for Hedging  Instruments  and, if the  guidelines so require,  set aside in a segregated  account with its custodian the prescribed  amount of cash, fixed income, or equity  securities.  Securities held in a segregated  account cannot be sold while the futures,  option,  or forward  strategy  covered by those  securities is outstanding, unless they are replaced with other suitable assets.  As a result,  segregation of a large  percentage of the Portfolio's  assets could impede portfolio  management or the Portfolio's  ability to meet current  obligations.  The Portfolio may be unable promptly to dispose of assets that cover, or are segregated with respect to, an illiquid options or forward  position;  this inability may result in a loss to the Portfolio.

         Real Estate  Investment  Trusts (REITs).  The Portfolio may invest in shares of REITs.  REITs are pooled  investment  vehicles which invest  primarily in real estate or real estate related  loans.  REITs are generally  classified as equity REITs,  mortgage REITs or a combination of equity and mortgage  REITs.  Equity REITs invest the majority of their assets  directly in real property and derive income  primarily  from the  collection  of  rents.  Equity  REITs can also  realize  capital  gains by  selling  properties  that have appreciated  in value.  Mortgage  REITs  invest the  majority  of their  assets in real  estate  mortgages  and derive  income from the collection  of  interest  payments.  Like  regulated  investment  companies  such as the  Portfolios,  REITs  are not  taxed on  income distributed  to  shareholders  provided  they comply with certain  requirements  under the  Internal  Revenue  Code (the  "Code").  The
Portfolio will  indirectly bear its  proportionate  share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Portfolio.

         Investing in REITs  involves  certain  unique  risks.  Equity REITs may be affected by changes in the value of the  underlying property  owned by such REITs,  while mortgage  REITs may be affected by the quality of any credit  extended.  REITs are dependent upon management skills, are not diversified  (except to the extent the Code requires),  and are subject to the risks of financing  projects.
REITs are subject to heavy cash flow dependency,  default by borrowers,  self-liquidation,  and the possibilities of failing to qualify for the exemption from tax for distributed  income under the Code and failing to maintain their exemptions from the Investment  Company
Act of 1940.  REITs (especially mortgage REITs) are also subject to interest rate risks.

         Preferred  Stock.  The Portfolio may invest in preferred  stock.  Unlike interest  payments on debt  securities,  dividends on preferred stock are generally payable at the discretion of the issuer's board of directors,  although  preferred  shareholders may have certain  rights if dividends are not paid.  Shareholders  may suffer a loss of value if dividends are not paid,  and generally  have no legal  recourse  against the issuer.  The market  prices of preferred  stocks are generally  more  sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

         Fixed Income Securities.  The Portfolio may invest in money market  instruments,  U.S.  Government or Agency  securities,  and corporate  bonds and  debentures  receiving one of the four highest  ratings from  Standard & Poor's  Ratings  Group  ("S&P"),  Moody's
Investors Service, Inc. ("Moody's") or any other nationally recognized statistical rating organization  ("NRSRO"),  or, if not rated by any NRSRO,  deemed  comparable  by the  Sub-advisor  to such rated  securities  ("Comparable  Unrated  Securities").  In addition,  the
Portfolio  may invest up to 15% of its net  assets,  measured at the time of  investment,  in  corporate  debt  securities  rated below investment  grade or Comparable  Unrated  Securities.  The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate.  Ratings are not absolute  standards of quality;  consequently,  securities  with the same  maturity,  coupon,  and rating may have  different  yields.  Although  the  Portfolio  may rely on the ratings of any NRSRO,  the  Portfolio  mainly  refers to ratings assigned by S&P and Moody's, which are described in Appendix A to this Statement.

         Fixed income  securities  are subject to the risk of an issuer's  inability  to meet  principal  and interest  payments on the obligations  ("credit  risk") and also may be subject to price  volatility  due to such factors as interest  rate  sensitivity,  market perception of the  creditworthiness  of the issuer,  and general market  liquidity  ("market  risk").  Lower-rated  securities are more likely to react to  developments  affecting  market and credit risk than are more highly  rated  securities,  which react  primarily to movements in the general level of interest rates.

         Changes in economic  conditions or developments  regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such  securities to make principal and interest  payments than is the case for  higher-grade  debt securities.  An economic  downturn  affecting the issuer may result in an increased  incidence of default.  The market for  lower-rated securities  may be thinner and less active than for  higher-rated  securities.  Pricing of thinly traded  securities  requires  greater judgment than pricing of securities for which market transactions are regularly reported.

         Convertible  Securities.  The Portfolio may invest in convertible  securities.  A convertible  security entitles the holder to receive  interest  paid or accrued on debt or the  dividend  paid on  preferred  stock  until the  convertible  security  matures or is redeemed,  converted or exchanged.  Before  conversion,  convertible  securities  ordinarily  provide a stream of income with generally higher  yields  than  those of common  stocks  of the same or  similar  issuers,  but lower  than the  yield on  non-convertible  debt.
Convertible  securities are usually  subordinated  to  comparable-tier  nonconvertible  securities but rank senior to common stock in a corporation's  capital structure.  The value of a convertible  security is a function of (1) its yield in comparison with the yields of other  securities of comparable  maturity and quality that do not have a conversion  privilege,  and (2) its worth, at market value, if converted  into the  underlying  common stock.  Convertible  debt  securities are subject to the  Portfolio's  investment  policies and limitations concerning fixed-income investments.

         Convertible  securities  are  typically  issued by  smaller  companies  whose  stock  prices may be  volatile.  The price of a convertible  security often  reflects such  variations in the price of the underlying  common stock in a way that  nonconvertible  debt does not. A  convertible  security may be subject to redemption at the option of the issuer at a price  established  in the  security's governing  instrument.  If a convertible  security held by the Portfolio is called for  redemption,  the Portfolio  will be required to convert it into the  underlying  common  stock,  sell it to a third  party or permit the  issuer to redeem the  security.  Any of these actions could have an adverse effect on the Portfolio's ability to achieve its investment objective.

         Commercial  Paper.  Commercial  paper is a short-term  debt security  issued by a corporation,  bank,  municipality,  or other issuer,  usually for purposes such as financing  current  operations.  The Portfolio may invest only in commercial  paper receiving the highest rating from S&P (A-1) or Moody's (P-1), or deemed by the Sub-advisor to be of equivalent quality.

         The  Portfolio may invest in  commercial  paper that cannot be resold to the public  because it was issued under the exception for private  offerings in Section 4(2) of the Securities Act of 1933.  While such securities  normally will be considered  illiquid and subject to the  Portfolio's 15% limitation on investments in illiquid  securities,  the Sub-advisor may in certain cases determine that such paper is liquid under guidelines established by the Board of Trustees.

         Zero  Coupon  Securities.  The  Portfolio  may invest up to 5% of its net  assets in zero  coupon  securities,  which are debt obligations  that do not entitle  the holder to any  periodic  payment of interest  prior to maturity or specify a future date when the securities  begin  paying  current  interest.  Rather,  they are issued and traded at a discount  from their face  amount or par value, which discount  varies  depending on prevailing  interest rates,  the time remaining  until cash payments  begin,  the liquidity of the security, and the perceived credit quality of the issuer.

         The market prices of zero coupon  securities  generally  are more  volatile  than the prices of  securities  that pay interest periodically  and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities  having similar maturities and credit quality.

         Investment Policies Which May be Changed Without  Shareholder  Approval.  The following  limitations are applicable to the AST
Neuberger Berman Mid-Cap Value Portfolio.  These limitations are not fundamental  restrictions,  and can be changed without shareholder approval.

         1.       The Portfolio  will not change its policy to invest at least 80% of the value of its assets in medium  capitalization companies unless it provides 60 days prior written notice to its shareholders.

         2.       The Portfolio may not purchase  securities if outstanding  borrowings,  including any reverse repurchase  agreements, exceed 5% of its total assets.

         3.       Except for the purchase of debt  securities  and engaging in  repurchase  agreements,  the Portfolio may not make any loans other than securities loans.

         4.       The  Portfolio  may not  purchase  securities  on margin  from  brokers,  except that the  Portfolio  may obtain such short-term  credits as are necessary for the clearance of securities  transactions.  Margin payments in connection with transactions in futures  contracts and options on futures  contracts  shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

         5.       The Portfolio may not sell securities short, unless it owns or has the right to obtain securities  equivalent in kind and amount to the securities sold without  payment of additional  consideration.  Transactions  in futures  contracts and options shall not constitute selling securities short.

         6.       The  Portfolio  may not purchase  any security if, as a result,  more than 15% of its net assets would be invested in illiquid  securities.  Illiquid  securities include securities that cannot be sold within seven days in the ordinary course of business for  approximately  the amount at which the Portfolio has valued the securities,  such as repurchase  agreements  maturing in more than seven days.

         7.       The  Portfolio  may not invest in puts,  calls,  straddles,  spreads,  or any  combination  thereof,  except that the
Portfolio may (i) write (sell) covered call options  against  portfolio  securities  having a market value not exceeding 10% of its net assets and (ii) purchase call options in related  closing  transactions.  The Portfolio  does not construe the foregoing  limitation to preclude it from purchasing or writing options on futures contracts.

         8.       The  Portfolio  may not invest  more than 10% of the value of its total  assets in  securities  of  foreign  issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars.

AST Alger All-Cap Growth Portfolio:

Investment Objective:  The investment objective of the Portfolio is to seek long-term capital growth.

Investment Policies:

         Cash Position.  In order to afford the Portfolio the  flexibility to take advantage of new  opportunities  for  investments in accordance  with its  investment  objective or to meet  redemptions,  it may, under normal  circumstances,  hold up to 15% of its total assets in money market  instruments  including,  but not limited to,  certificates of deposit,  time deposits and bankers'  acceptances issued by  domestic  bank and  thrift  institutions,  U.S.  Government  securities,  commercial  paper and  repurchase  agreements.  In addition,  when the  Sub-advisor's  analysis of economic and technical  market  factors  suggests that common stock prices will decline sufficiently  so that a  temporary  defensive  position  is deemed  advisable,  the  Portfolio  may invest in cash,  commercial  paper, high-grade bonds or cash equivalents, all without limitation.

         U.S.  Government  Obligations.  Obligations,  bills,  notes,  bonds, and other debt securities issued by the U.S. Treasury are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

         Short-term  Corporate Debt  Securities.  These are  outstanding  nonconvertible  corporate debt  securities  (e.g.,  bonds and debentures)  which have one year or less  remaining  to maturity.  Corporate  debt  securities  may have fixed,  variable,  or floating rates.  For  additional  discussion  on  Short-term  Corporate  Debt  Securities  see this  Statement  under  "Certain Risk Factors and
Investment Methods."

         Commercial Paper.  These are short-term promissory notes issued by corporations primarily to finance short-term credit needs.

         Repurchase  Agreements.  Under the terms of a repurchase  agreement,  the Portfolio  would acquire a high quality money market instrument for a relatively  short period  (usually not more than one week) subject to an obligation of the seller to  repurchase,  and the Portfolio to resell,  the  instrument at an agreed price  (including  accrued  interest) and time,  thereby  determining  the yield during  the  Portfolio's  holding  period.  Repurchase  agreements  may be  viewed  as loans  by the  Portfolio  collateralized  by the underlying  instrument.  This  arrangement  results in a fixed rate of return  that is not  subject to market  fluctuations  during the
Portfolio's  holding  period and not  necessarily  related to the rate of return on the  underlying  instrument.  The value of the sold securities,  including  accrued  interest,  will be at least  equal at all times to the  total  amount  of the  repurchase  obligation, including  interest.  For  additional  information  about  repurchase  agreements  and their risks,  see the Trust's  Prospectus  under
"Certain Risk factors and Investment Methods."

         Small  Capitalization  and Related  Investments.  Certain  companies  in which the  Portfolio  will invest may still be in the developmental  stage.  Investing in smaller,  newer issuers generally involves greater risk than investing in larger,  more established issuers.  Such  companies  may have limited  product  lines,  markets or  financial  resources  and may lack  management  depth.  Their securities  may have limited  marketability  and may be subject to more abrupt or erratic price  movements  than  securities of larger, more  established  companies or the market  averages in general.  The Portfolio  also may invest in older  companies  that appear to be entering a new stage of growth  progress  owing to factors such as management  changes or development  of new  technology,  products or markets,  or companies  providing  products or services with a high unit volume growth rate.  These companies may be subject to many of the same risks as small-cap companies.

         Convertible  Securities,  Warrants,  and Rights.  The Portfolio may invest in securities  convertible into or exchangeable for equity  securities,  including  warrants and rights.  A warrant is a type of security that  entitles the holder to buy a  proportionate amount of common stock at a specified  price,  usually  higher than the market price at the time of issuance,  for a period of years or to perpetuity.  In contrast,  rights,  which also represent the right to buy common  shares,  normally have a subscription  price lower than the current  market value of the common  stock and a life of two to four weeks.  Warrants  may be freely  transferable  and may be traded on the major securities  exchanges.  For additional  discussion about  Convertible  Securities,  Warrants,  and Rights and their risks, see this Statement under "Certain Risk Factors and Investment Methods."

         Portfolio  Depositary  Receipts.  To the extent otherwise consistent with applicable law, the Portfolio may invest up to 5% of its total assets in Portfolio Depositary Receipts,  exchange-traded  shares issued by investment  companies,  typically unit investment trusts,  holding  portfolios of common stocks designed to replicated  and,  therefore,  track the performance of various  broadly-based securities  indexes or sectors of such  indexes.  For  example,  the  Portfolio  may invest in Standard & Poor's  Depositary  Receipts(R)
(SPDRs),  issued by a unit  investment  trust whose  portfolio  tracks the S&P 500  Composite  Stock Price Index,  or Standard & Poor's
MidCap 400 Depositary Receipts(R)(MidCap  SPDRs),  which are similarly  linked to the S&P Midcap 400 Index.

         Lending of Portfolio  Securities.  The Portfolio will not lend  securities to the  Sub-advisor or its  affiliates.  By lending its securities,  the Portfolio can increase its income by continuing to receive interest or dividends on the loaned  securities as well as by either  investing  the cash  collateral or by earning  income in the form of interest  paid by the borrower when U.S.  Government securities  are used as  collateral.  The Portfolio will adhere to the following  conditions  whenever its  securities are loaned:  (a)
the  Portfolio  must receive at least 100 percent cash  collateral or equivalent  securities  from the borrower,  (b) the borrower must increase  this  collateral  whenever the market value of the loaned  securities  including  accrued  interest  exceeds the value of the collateral,  (c) the Portfolio must receive reasonable interest on the loan, as well as any dividends,  interest or other distributions on the loaned  securities  and any increase in market value,  (d) the Portfolio may pay only  reasonable  custodian  fees in connection with the loan.  For  additional  information  on the lending of Portfolio  securities  and its risks see this Statement and the Trust's
Prospectus under "Certain Risk Factors and Investment Methods."

         Options.  The  Portfolio  may purchase put and call  options and write (sell) put and covered call options on  securities  and securities indexes to increase gain or to hedge against the risk of unfavorable price movements  although,  as in the past, it does not currently  intend to rely on these  strategies  extensively,  if at all.  The  Portfolio  will  purchase or write  options only if such options are exchange-traded or traded on an automated quotation system of a national securities association.

         The  Portfolio  will only sell options that are  "covered." A call option  written by the Portfolio on a security is "covered"
if the Portfolio  owns the  underlying  security  covered by the call or has an absolute and  immediate  right to acquire that security without additional cash  consideration (or for additional cash consideration held in a segregated  account) upon conversion or exchange of other  securities  held in its  portfolio.  A call option is also covered if the Portfolio  holds a call on the same security as the call  written  where the  exercise  price of the call held is (a) equal to or less than the  exercise  price of the call written or (b)
greater than the exercise  price of the call written if the  difference  is  maintained by the Portfolio in cash or other liquid assets in a segregated  account.  A put option is  considered to be "covered" if the  Portfolio  maintains  cash or other liquid assets with a value equal to the  exercise  price in a  segregated  account or else holds a put on the same  security  as the put  written  where the exercise price of the put held is equal to or greater than the exercise price of the put written.

         Although the Portfolio will generally not purchase or write options that appear to lack an active secondary  market,  there is no  assurance  that a liquid  secondary  market on an  exchange  will exist for any  particular  option.  In such event it might not be possible to effect closing  transactions  in particular  options,  so that the Portfolio  would have to exercise its option in order to realize any profit and would incur  brokerage  commissions  upon the  exercise of the  options.  If the  Portfolio,  as a covered  call option writer,  is unable to effect a closing purchase  transaction in a secondary  market,  it will not be able to sell the underlying security until the option expires, until it delivers the underlying security upon exercise, or until it otherwise covers the position.

         In addition to options on  securities,  the Portfolio  may also purchase and sell call and put options on securities  indexes.
The  Portfolio  may offset its  position in stock index  options  prior to  expiration  by entering  into a closing  transaction  on an exchange or it may let the option  expire  unexercised.  The  Portfolio  will not purchase  these  options  unless the  Sub-advisor  is satisfied with the development, depth and liquidity of the market and the Sub-advisor believes the options can be closed out.

         The Portfolio will not purchase  options if, as a result,  the aggregate cost of all  outstanding  options  exceeds 10% of the
Portfolio's total assets,  although no more than 5% of the total assets will be committed to transactions  entered into for non-hedging
(speculative) purposes.

         Stock Index Futures and Options on Stock Index Futures.  Futures are generally  bought and sold on the  commodities  exchanges where they are listed.  A stock index future obligates the seller to deliver (and the purchaser to take)
an amount of cash equal to a specific  dollar amount times the  difference  between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical  delivery of the  underlying  stocks in the index is made.

         While  incidental to its  securities  activities,  the Portfolio may purchase  index futures as a substitute  for a comparable market  position in the  underlying  securities.  Securities  index futures might be sold to protect  against a general  decline in the value of  securities  of the type that comprise the index.  Put options on futures  might be purchased to protect  against  declines in the market values of securities occasioned by a decline in stock prices.

         In an effort to  compensate  for the  imperfect  correlation  of  movements  in the price of the  securities  being hedged and movements in the price of the stock index futures,  the Portfolio may buy or sell stock index futures  contracts in a greater or lesser dollar amount than the dollar amount of the securities  being hedged if the  historical  volatility of the stock index futures has been less or greater  than that of the  securities.  Such "over  hedging"  or "under  hedging"  may  adversely  affect the  Portfolio's  net investment results if market movements are not as anticipated when the hedge is established.

         The Portfolio will sell options on stock index futures  contracts only as part of closing  transactions  to terminate  options positions it has purchased.  No assurance can be given that such closing transactions can be effected.

         The  Portfolio's  use, if any, of stock index  futures and options  thereon will in all cases be  consistent  with  applicable regulatory  requirements  and in particular the rules and  regulations of the CFTC and will be entered into only for bona fide hedging, risk  management  or other  portfolio  management  purposes.  If the  Portfolio  exercises  an option on a futures  contract it will be obligated to post initial margin (and potential  subsequent  variation  margin) for the resulting futures position just as it would for any position.  In order to cover its potential  obligations  if the Portfolio  enters into futures  contracts or options  thereon,  the
Portfolio  will  maintain a segregated  account  which will contain only liquid  assets in an amount equal to the total market value of such futures contracts less the amount of initial margin on deposit for such contracts.

         For additional  information about futures contracts and related options,  see this Statement and the Trust's  Prospectus under
"Certain Risk Factors and Investment Methods."

         Borrowing.  The Portfolio may borrow from banks for temporary or emergency  purposes.  If asset  coverage for such  borrowings should  decline  below the required 300% as a result of market  fluctuations  or other  reasons,  the Portfolio may be required to sell some of its portfolio holdings to reduce the debt and restore the 300% asset coverage,  even though it may be  disadvantageous  from an investment  standpoint to sell  securities  at that time.  Additional  information  about  borrowings  and its risks is included in the
Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Investment Policies Which May Be Changed Without  Shareholder  Approval.  The following  limitations are applicable to the AST
Alger All-Cap Growth  Portfolio.  These  limitations  are not  "fundamental"  restrictions  and may be changed by the Trustees  without shareholder approval.  The Portfolio will not:

1.       Purchase  securities  on margin,  except (i) for use of  short-term  credit  necessary for clearance of purchases of portfolio securities and (ii) the Portfolio may take margin deposits in connection with futures contracts or other permissible investments;

2.       Mortgage,  pledge,  hypothecate or, in any manner,  transfer any security owned by the Portfolio as security for  indebtedness except  as may be  necessary  in  connection  with  permissible  borrowings  or  investments  and then  such  mortgaging,  pledging  or hypothecating may not exceed 33 1/3% of the Portfolio's total assets at the time of borrowing or investment;

3.       Invest in oil, gas or mineral leases.

4.       Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act.

5.       The  Portfolio  may not  invest  more  than 15% of the  assets of the  Portfolio  (taken  at the time of the  investments)  in
"illiquid  securities," illiquid securities being defined to include securities subject to legal or contractual  restrictions on resale
(which may include  private  placements),  repurchase  agreements  maturing in more than seven days,  certain  options  traded over the counter that the Portfolio has purchased,  securities being used to cover options a Portfolio has written,  securities for which market quotations are not readily available, or other securities which legally or in the Sub-advisor's option may be deemed illiquid.

AST Gabelli All-Cap Value Portfolio:

Investment Objective:  The investment objective of the Portfolio is to seek capital growth.

Investment Policies:

         Convertible  Securities.  The Portfolio may invest in convertible  securities when it appears to the  Portfolio's  Sub-advisor that it may not be prudent to be fully  invested in common  stocks.  In  evaluating a  convertible  security,  the  Sub-advisor  places primary emphasis on the  attractiveness  of the underlying  common stock and the potential for capital growth through  conversion.  The
Portfolio will normally  purchase only investment  grade  convertible  debt  securities  having a rating of, or equivalent to, at least
"BBB" (which  securities may have speculative  characteristics)  by Standard & Poor's Rating Service ("S&P") or, if unrated,  judged by the  Sub-advisor  to be of comparable  quality.  However,  the  Portfolio  may also invest up to 25% of its assets in more  speculative convertible debt securities, provided such securities have a rating of, or equivalent to, at least B by S&P.

         Convertible  securities may include  corporate  notes or preferred stock but are ordinarily a long-term debt obligation of the issuer  convertible  at a stated  exchange  rate into common  stock of the issuer.  As with all debt  securities,  the market  value of convertible  securities  tends to decline as  interest  rates  increase  and,  conversely,  to  increase  as  interest  rates  decline.
Convertible  securities  generally  offer lower  interest  or  dividend  yields than  non-convertible  securities  of similar  quality.
However,  when the market price of the common stock underlying a convertible  security  exceeds the conversion  price, the price of the convertible  security tends to reflect the value of the  underlying  common stock.  As the market price of the underlying  common stock declines,  the convertible  security tends to trade  increasingly  on a yield basis,  and thus may not depreciate to the same extent as the underlying  common stock.  Convertible  securities rank senior to common stocks in an issuer's  capital  structure and consequently entail less risk than the issuer's  common stock,  although the extent to which such risk is reduced  depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

         In selecting  convertible  securities for the Portfolio,  the Sub-advisor relies primarily on its own evaluation of the issuer and the potential for capital growth through  conversion.  It does not rely on the rating of the security or sell the security  because of a change in rating  absent a change in its own  evaluation  of the  underlying  common  stock and the  ability  of the issuer to pay principal and interest or dividends  when due without  disrupting  its business  goals.  Interest or dividend yield is a factor only to the extent it is reasonably  consistent  with prevailing  rates for securities of similar quality and thereby  provides a support level for the market price of the security.  The Portfolio will purchase the convertible  securities of highly  leveraged  issuers only when, in the judgment of the Sub-advisor, the risk of default is outweighed by the potential for capital growth.

         The issuers of debt  obligations  having  speculative  characteristics  may  experience  difficulty  in paying  principal  and interest  when due in the event of a downturn  in the  economy  or  unanticipated  corporate  developments.  The market  prices of such securities may become  increasingly  volatile in periods of economic  uncertainty.  Moreover,  adverse  publicity or the perceptions of investors,  over which the Sub-advisor has no control and whether or not based on Fundamental  analysis,  may decrease the market price and liquidity of such  investments.  Although the Sub-advisor  will attempt to avoid exposing the Portfolio to such risks,  there is no assurance  that it will be successful or that a liquid  secondary  market will  continue to be available  for the  disposition  of such securities.

         Lower-rated  Debt  Securities.  The  Portfolio  may invest up to 5% of its assets in  low-rated  and  unrated  corporate  debt securities  (often  referred  to as  "junk  bonds").  Corporate  debt  securities  that  are  either  unrated  or have a  predominantly speculative rating may present  opportunities for significant  long-term capital growth if the ability of the issuer to repay principal and interest when due is  underestimated  by the market or the rating  organizations.  Because of its perceived  credit  weakness,  the issuer is generally  required to pay a higher interest rate and/or its debt  securities may be selling at a significantly  lower market price than the debt  securities  of other  issuers.  If the inherent  value of such  securities  is higher than was  perceived and such value is eventually  recognized,  the market value of the securities may appreciate  significantly.  The Sub-advisor  believes that its research on the credit and  balance  sheet  strength of certain  issuers  may enable it to select a limited  number of  corporate  debt securities  that,  in certain  markets,  will better  serve the  objective of capital  growth than  alternative  investments  in common stocks.  Of course,  there can be no assurance that the Sub-advisor  will be successful.  In its evaluation,  the Sub-advisor  will not rely exclusively on ratings and the receipt of income from these securities is only an incidental consideration.

         The ratings of Moody's Investors Service,  Inc.  ("Moody's") and S&P generally  represent the opinions of those  organizations as to the quality of the  securities  that they rate.  Such  ratings,  however,  are  relative  and  subjective,  and are not  absolute standards of quality.  Although the  Sub-advisor  uses these ratings as a criterion for the selection of securities  for the Portfolio, the Sub-advisor also relies on its independent  analysis to evaluate  potential  investments for the Portfolio.  The Portfolio does not intend to purchase debt  securities for which a liquid trading market does not exist,  but there can be no assurance that such a market will exist for the sale of such securities.

         Additional  information  on  lower-rated  debt  securities  and their  risks is  included  in this  Statement  and the Trust's
Prospectus  under "Certain Risk Factors and Investment  Methods."  Additional  information on corporate bond ratings is included in the
Appendix to this Statement.

         Borrowing.  The Portfolio may borrow subject to certain  restrictions set forth in the Trust's  Prospectus under "Certain Risk
Factors and  Investment  Methods" and in this  Statement  under  "Investment  Restrictions."  The  Portfolio  may  mortgage,  pledge or hypothecate up to 20% of its assets to secure  permissible  borrowings.  Money borrowed will be subject to interest costs, which may or may not be recovered by appreciation if securities are purchased with the proceeds of the borrowing.

         Investments  in Warrants and Rights.  The Portfolio may invest in warrants and rights (in addition to those  acquired in units or  attached  to other  securities),  which  entitle  the holder to buy equity  securities  at a specific  price for or at the end of a specific  period of time.  The value of a right or warrant may decline  because of a decline in the value of the  underlying  security, the passage of time,  changes in interest rates or in the dividend or other policies of the issuer whose equity  underlies the warrant, a change in the  perception as to the future price of the underlying  security,  or any  combination  thereof.  Additional  information about  warrants and rights and their risks is included in this  Statement and the Trust's  Prospectus  under  "Certain Risk Factors and
Investment Methods."

         Investment in Small,  Unseasoned  Companies.  The Portfolio may invest in small, less well-known  companies that have operated for less than three years  (including  predecessors).  The securities of such companies may have a limited  trading  market,  which may adversely  affect their  disposition and can result in their being priced lower than might  otherwise be the case. If other  investment companies and investors who invest in such issuers trade the same  securities  when the Portfolio  attempts to dispose of its holdings, the Portfolio may receive lower prices than might otherwise be obtained.

         Corporate  Reorganizations.  In general,  securities of companies engaged in reorganization  transactions sell at a premium to their historic  market price  immediately  prior to the  announcement  of the tender offer or  reorganization  proposal.  However,  the increased  market  price of such  securities  may also  discount  what the stated or appraised  value of the  security  would be if the contemplated  transaction  were  approved  or  consummated.  Such  investments  may be  advantageous  when the  discount  significantly overstates  the risk of the  contingencies  involved,  significantly  undervalues  the  securities,  assets or cash to be  received  by shareholders of the issuer as a result of the  contemplated  transaction,  or fails  adequately to recognize the  possibility  that the offer or proposal  may be replaced  or  superseded  by an offer or proposal of greater  value.  The  evaluation  of such  contingencies requires  unusually  broad  knowledge  and  experience  on the part of the  Sub-advisor,  which must appraise not only the value of the issuer and its component businesses and the assets or securities to be received as a result of the contemplated  transaction,  but also the  financial  resources  and  business  motivation  of the offeror as well as the dynamic of the  business  climate when the offer or proposal is in progress.

         In making  such  investments,  the  Portfolio  will be  subject  to its  diversification  and other  investment  restrictions, including  the  requirement  that,  except  with  respect to 25% of its  assets,  not more than 5% of its assets may be invested in the securities of any issuer (see this Statement under  "Investment  Restrictions").  Because such investments are ordinarily short term in nature,  they will tend to increase the Portfolio's  portfolio  turnover rate,  thereby  increasing its brokerage and other transaction expenses.  The  Sub-advisor  intends to select  investments  of the type  described  that, in its view,  have a reasonable  prospect of capital growth that is significant in relation to both the risk involved and the potential of available alternate investments.

         When-Issued,  Delayed-Delivery and Forward Commitment  Transactions.  The Portfolio may enter into forward commitments for the purchase or sale of securities,  including on a "when issued" or "delayed  delivery" basis, in excess of customary  settlement  periods for the type of securities  involved.  In some cases,  the  obligations  of the parties under a forward  commitment  may be conditioned upon the  occurrence  of a  subsequent  event,  such as  approval  and  consummation  of a  merger,  corporate  reorganization  or debt restructuring  (i.e., a when, as and if issued  security).  When such  transactions  are negotiated,  the price is fixed at the time of the  commitment,  with  payment  and  delivery  generally  taking  place a month or more  after the date of the  commitment.  While the
Portfolio will only enter into a forward commitment with the intention of actually  acquiring the security,  the Portfolio may sell the security  before the  settlement  date if it is deemed  advisable.  The Portfolio  will  segregate  with its  custodian  cash or liquid securities  in an  aggregate  amount at least  equal to the  amount of its  outstanding  forward  commitments.  Additional  information regarding  when-issued,  delayed-delivery  and forward  commitment  transactions  and their risks is included in this Statement and the
Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Other  Investment  Companies.  The  Portfolio may invest up to 10% of its total assets in the  securities of other  investment companies,  including  small  business  investment  companies.  (Not  more  than 5% of its  total  assets  may be  invested  in any one investment  company,  nor will the Portfolio  purchase more than 3% of the securities of any other  investment  company.) To the extent that the  Portfolio  invests  in the  securities  of other  investment  companies,  shareholders  in the  Portfolio  may be  subject to duplicative management and administrative fees.

         Short  Sales.  The  Portfolio  may,  from time to time,  make short  sales of  securities  it owns or has the right to acquire through  conversion or exchange of other  securities it owns (short sales  "against the box").  In a short sale, the Portfolio does not immediately  deliver the  securities  sold or receive the proceeds  from the sale.  The Portfolio may make a short sale against the box in order to hedge against market risks when it believes that the price of a security may decline,  affecting the Portfolio  directly if it owns that security or causing a decline in the value of a security  owned by the  Portfolio  that is  convertible  into the security sold short.

         To secure its obligations to deliver the securities sold short,  the Portfolio will segregate  assets with its custodian in an amount at least  equal to the value of the  securities  sold  short or the  securities  convertible  into,  or  exchangeable  for,  the securities.  The  Portfolio  may close out a short  position by purchasing  and  delivering  an equal amount of securities  sold short, rather than by delivering  securities  already held by the  Portfolio,  because the Portfolio may want to continue to receive  interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

         Options.  The  Portfolio  may purchase or sell listed call or put options on  securities  as a means of  achieving  additional return or of hedging the value of the  Portfolio's  portfolio.  In addition to changes in the price of an  underlying  security,  other principal factors affecting the market value of a put or a call option include supply and demand,  interest rates,  price volatility of the underlying security and the time remaining until the expiration date.

         The  Portfolio  will only write  calls  options if they are  covered.  A call  option is  covered  if the  Portfolio  owns the underlying  security  covered by the call or has an absolute and  immediate  right to acquire that  security  without  additional  cash consideration  (or for  additional  cash  consideration  if  cash  or  other  liquid  assets  with a  value  equal  to such  additional consideration  are segregated  with the Portfolio's  custodian) upon conversion or exchange of other  securities held in its portfolio.
A call option is also covered if the Portfolio  holds a call on the same  security as the call written where the exercise  price of the call held is (1) equal to or less than the  exercise  price of the call  written or (2)  greater  than the  exercise  price of the call written if cash or other liquid assets equal to the  difference  are  segregated  with the  custodian.  If the  Portfolio  writes a put option,  the Portfolio will  segregate cash or other assets with a value equal to the exercise price of the option,  or will hold a put on the same  security as the put written  where the exercise  price of the put held is equal to or greater  than the exercise  price of the put written.

         If the  Portfolio  has written an option,  it may  terminate  its  obligation  by  effecting a closing  purchase  transaction.
However,  once the  Portfolio  has been  assigned  an  exercise  notice,  the  Portfolio  will be unable  to effect a closing  purchase transaction.  Similarly,  if the  Portfolio  is the holder of an option it may  liquidate  its  position by  effecting  a closing  sale transaction.  This is  accomplished  by  selling  an option of the same  series as the  option  previously  purchased.  There can be no assurance  that either a closing  purchase or sale  transaction  can be effected  when the  Portfolio so desires.  The  Portfolio  will realize a profit  from a closing  sale  transaction  if the price of the  transaction  is more than the premium  paid to  purchase  the option;  the Portfolio  will realize a loss from a closing sale  transaction  if the price of the  transaction is less than the premium paid to purchase the option.

         The Portfolio will generally  purchase or write only those options for which there appears to be an active  secondary  market.
If, however,  there is no liquid  secondary market when the Sub-advisor  wishes to close out an option the Portfolio has purchased,  it might not be  possible to effect a closing  sale  transaction,  so that the  Portfolio  would have to exercise  its options in order to realize any profit and would incur  brokerage  commissions  upon the exercise of call options and upon the  subsequent  disposition  of underlying  securities  for the exercise of put options.  If the  Portfolio,  as a covered  call option  writer,  is unable to effect a closing purchase  transaction in a secondary  market,  it will not be able to sell the underlying  security until the option expires or it delivers the underlying security upon exercise or otherwise covers the position.

         In addition to options on  securities,  the Portfolio  may also purchase and sell call and put options on securities  indices.
The  Portfolio  may offset its  position in stock index  options  prior to  expiration  by entering  into a closing  transaction  on an exchange or it may let the option it has purchased  expire  unexercised.  The Portfolio may write put and call options on stock indices for the purposes of increasing  its gross income,  thereby  partially  protecting  its portfolio  against  declines in the value of the securities  it owns or increases in the value of  securities  to be acquired.  In  addition,  the  Portfolio  may purchase put and call options  on stock  indices in order to hedge its  investments  against a decline in value or to attempt to reduce the risk of missing a market or industry  segment  advance.  While one purpose of writing such options is to generate  additional  income for the  Portfolio, the  Portfolio  recognizes  that it may be required to deliver an amount of cash in excess of the market value of a stock index at such time as an option written by the Portfolio is exercised by the holder.  Because  options on securities  indices  require  settlement in cash,  the  Sub-advisor  may be forced to liquidate  portfolio  securities  to meet  settlement  obligations.  The  Portfolio  will not purchase  options on indexes unless the Sub-advisor is satisfied with the  development,  depth and liquidity of the market and believes that the options can be closed out.

         Although the Sub-advisor will attempt to take appropriate  measures to minimize the risks relating to the Portfolio's  writing of put and call options, there can be no assurance that the Portfolio will succeed in any option-writing program it undertakes.

         Additional  information  about options on securities and securities  indices and their risks is included in this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Futures  Contracts and Options on Futures.  The Portfolio may enter into futures  contracts that are traded on a U.S. exchange or board of trade.  Although the Portfolio has no current  intention of using options on futures  contracts,  the Portfolio may at some future date enter into such options.  Investments  in futures  contracts and related  options will be made by the Portfolio  solely for the  purpose  of  hedging  against  changes  in the value of its  portfolio  securities  or in the value of  securities  it  intends to purchase.  Such  investments  will  only be made if they  are  economically  appropriate  to the  reduction  of risks  involved  in the management  of the  Portfolio.  In this  regard,  the  Portfolio  may enter into futures  contracts  or options on futures  relating to securities  indices or other financial  instruments,  including but not limited to U.S.  Government  securities.  Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission.

         Initial  margin  payments  required in  connection  with  futures  contracts  will range from  approximately  1% to 10% of the contract  amount.  Initial margin amounts are subject to change by the exchange or board of trade on which the contract is traded,  and brokers or members of such board of trade may charge higher  amounts.  At any time prior to the expiration of a futures  contract,  the portfolio  may elect to close the position by taking an opposite  position,  which will operate to terminate the  Portfolio's  existing position in the contract.  At expiration,  certain  futures  contracts,  including  stock and bond index futures,  are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures contracts.

         The  potential  loss related to the purchase of an option on a futures  contract is limited to the premium paid for the option
(plus  transaction  costs).  There are no daily cash payments by the purchaser of an option on a futures contract to reflect changes in the value of the  underlying  contract;  however,  the value of the option does change  daily and that change would be reflected in the net asset value of the Portfolio.

         The Sub-advisor may use such  instruments for the Portfolio  depending upon market  conditions  prevailing at the time and the perceived  investment needs of the Portfolio.  In the event the Portfolio enters into futures  contracts or writes related options,  an amount of cash or other liquid assets equal to the market value of the contract will be segregated  with the  Portfolio's  custodian to collateralize the positions, thereby insuring that the use of the contract is unleveraged.

         The Sub-advisor  may have difficulty  selling or buying futures  contracts and options when it chooses.  In addition,  hedging practices may not be available, may be too costly to be used effectively, or may be unable to be used for other reasons.

         Additional  information  about futures  contracts,  options on futures contracts and their risks is included in this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Investment  Opportunities  and  Related  Limitations.  Affiliates  of the  Sub-advisor  may, in the  ordinary  course of their business,  acquire  for their own  account or for the  accounts of their  advisory  clients,  significant  (and  possibly  controlling)
positions in the  securities  of companies  that may also be suitable for  investment  by the  Portfolio.  The  securities in which the
Portfolio  might invest may thereby be limited to some extent.  For  instance,  many  companies in the past several  years have adopted so-called  "poison pill" or other  defensive  measures  designed to discourage or prevent the completion of  non-negotiated  offers for control of the company.  Such  defensive  measures  may have the effect of limiting  the shares of the company that might  otherwise be acquired by the Portfolio if the affiliates of the  Sub-advisor or their  advisory  accounts have or acquire a significant  position in the same securities.  However,  the Sub-advisor does not believe that the investment  activities of its affiliates will have a material adverse  effect upon the Portfolio in seeking to achieve its investment  objectives.  In addition,  orders for the Portfolio  generally are  accorded  priority of  execution  over orders  entered on behalf of accounts in which the  Sub-advisor  or its  affiliates  have a substantial  pecuniary  interest.  The Portfolio may invest in the securities of companies that are  investment  management  clients of the  Sub-advisor's  affiliates.  In addition,  portfolio  companies or their officers or directors may be minority  shareholders of the
Sub-advisor or its affiliates.

         Investment Policies Which May be Changed Without  Shareholder  Approval.  The following  limitations are applicable to the AST
Gabelli  All-Cap  Value  Portfolio.  These  limitations  are not  Fundamental  restrictions  and  can be  changed  without  shareholder approval.  The Portfolio may not:

         1.       Purchase  securities  on margin,  but it may obtain such  short-term  credits from banks as may be necessary  for the clearance of purchase and sales of securities;

         2.       Mortgage,  pledge or hypothecate any of its assets except that, in connection with permissible  borrowings,  not more than 20% of the assets of the Portfolio (not including amounts borrowed) may be used as collateral;

         3.       Invest in the securities of other investment companies except in compliance with the Investment Company Act of 1940;

         4.       Invest,  in the aggregate,  more than 15% of the value of its total assets in securities for which market  quotations are not readily available,  securities that are restricted for public sale, or in repurchase  agreements maturing or terminable in more than seven days;

         5.       Sell  securities  short,  except that the Portfolio may make short sales if it owns the securities  sold short or has the right to acquire such securities through conversion or exchange of other securities it owns; or

6.       Invest in companies for the purpose of exercising control.

AST T. Rowe Price Natural Resources Portfolio:

Investment  Objective:  The investment  objective of the Portfolio is to seek long-term growth of capital through investment  primarily in common  stocks of  companies  which own,  develop,  refine,  service or transport  natural  resources  and other basic  commodities.
Current  income is not a factor in the selection of stocks for  investment  by the  Portfolio.  Total return will consist  primarily of capital appreciation (or depreciation).

Investment  Policies:  The Portfolio will normally have primarily all of its assets in equity  securities (e.g.,  common stocks).  This portion of the  Portfolio's  assets will be subject to all of the risks of investing in the stock market.  Up to 50% of the Portfolio's assets may be invested in foreign  securities.  The portion of the Portfolio's  assets  invested in foreign  securities will be subject to the additional  risks of  international  investing.  Please see the discussion  under "Certain Risk Factors and Investment  Methods"
for more  information  about the risk  factors  of  foreign  investing.  There is risk in all  investment.  The value of the  portfolio securities of the Portfolio will fluctuate  based upon market  conditions.  Although the Portfolio seeks to reduce risk by investing in a diversified  portfolio,  such  diversification  does not eliminate all risk. The  fixed-income  securities in which the Portfolio may invest include, but are not limited to, those described below.

         U.S.  Government  Obligations.  Bills,  notes, bonds and other debt securities issued by the U.S.  Treasury.  These are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

         U.S.  Government  Agency  Securities.  Issued or guaranteed by U.S.  Government  sponsored  enterprises and federal  agencies.
These include securities issued by the Federal National Mortgage Association,  Government National Mortgage  Association,  Federal Home
Loan Bank,  Federal Land Banks,  Farmers Home  Administration,  Banks for  Cooperatives,  Federal  Intermediate  Credit Banks,  Federal
Financing Bank, Farm Credit Banks, the Small Business  Association,  and the Tennessee Valley  Authority.  Some of these securities are supported  by the  full  faith  and  credit  of the  U.S.  Treasury;  and  the  remainder  are  supported  only  by the  credit  of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

         Bank  Obligations.  Certificates of deposit,  bankers'  acceptances,  and other short-term debt  obligations.  Certificates of deposit are  short-term  obligations  of  commercial  banks.  A bankers'  acceptance  is a time draft drawn on a  commercial  bank by a borrower,  usually in  connection  with  international  commercial  transactions.  Certificates  of deposit  may have fixed or variable rates.  The Portfolio may invest in U.S. banks,  foreign branches of U.S. banks,  U.S.  branches of foreign banks, and foreign branches of foreign banks.

         Short-Term  Corporate Debt  Securities.  Outstanding  nonconvertible  corporate debt securities  (e.g.,  bonds and debentures)
which have one year or less remaining to maturity.  Corporate notes may have fixed, variable, or floating rates.

         Commercial Paper.  Short-term  promissory notes issued by corporations  primarily to finance short-term credit needs.  Certain notes may have floating or variable rates.

         Foreign  Government  Securities.  Issued  or  guaranteed  by  a  foreign  government,  province,  instrumentality,   political
subdivision or similar unit thereof.

         Savings and Loan  Obligations.  Negotiable  certificates of deposit and other  short-term debt obligations of savings and loan associations.

         Supranational  Entities.  The  Portfolio  may also invest in the  securities of certain  supranational  entities,  such as the
International Development Bank.

         Debt Obligations.  Although  primarily all of the Portfolio's  assets are invested in common stocks,  the Portfolio may invest in convertible  securities,  corporate and government debt  securities and preferred  stocks which hold the prospect of contributing to the  achievement  of the  Portfolio's  objective.  See this  Statement  under  "Certain  Risk Factors and  Investment  Methods,"  for a
discussion of debt obligations.

         The Portfolio's  investment  program  permits it to purchase below  investment  grade  securities.  Since investors  generally perceive  that there are greater  risks  associated  with  investment  in lower  quality  securities,  the yields from such  securities normally exceed those  obtainable from higher quality  securities.  However,  the principal value of lower-rated  securities  generally will fluctuate more widely than higher quality  securities.  Lower quality  investments entail a higher risk of default -- that is, the nonpayment  of interest and  principal  by the issuer than higher  quality  investments.  Such  securities  are also subject to special risks,  discussed below. Although the Portfolio seeks to reduce risk by portfolio  diversification,  credit analysis,  and attention to trends in the economy,  industries  and  financial  markets,  such efforts will not  eliminate  all risk.  There can, of course,  be no assurance that the Portfolio will achieve its investment objective.

         After  purchase  by the  Portfolio,  a debt  security  may cease to be rated or its rating may be  reduced  below the  minimum required for purchase by the  Portfolio.  Neither event will require a sale of such  security by the  Portfolio.  However,  Sub-advisor will consider such event in its  determination  of whether the Portfolio  should continue to hold the security.  To the extent that the ratings given by Moody's or S&P may change as a result of changes in such  organizations  or their rating  systems,  the Portfolio will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the prospectus.

         Risks of Low-Rated  Debt  Securities.  The  Portfolio may invest in low quality  bonds  commonly  referred to as "junk bonds."
Junk bonds are regarded as  predominantly  speculative with respect to the issuer's  continuing  ability to meet principal and interest payments.  Because  investment in low and  lower-medium  quality bonds involves  greater  investment  risk, to the extent the Portfolio invests in such bonds,  achievement of its investment  objective will be more dependent on Sub-advisor's  credit analysis than would be the case if the Portfolio was investing in higher  quality bonds.  For a discussion of the special risks  involved in low-rated  bonds, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Mortgage-Backed  Securities.  Mortgage-backed  securities are securities  representing interest in a pool of mortgages.  After purchase by the  Portfolio,  a security may cease to be rated or its rating may be reduced  below the minimum  required for purchase by the  Portfolio.  Neither event will require a sale of such  security by the  Portfolio.  However,  the  Sub-advisor  will consider such event in its  determination  of whether the Portfolio  should  continue to hold the  security.  To the extent that the ratings given by
Moody's or S&P may change as a result of changes in such  organizations  or their rating  systems,  the  Portfolio  will attempt to use comparable  ratings as standards for investments in accordance with the investment  policies continued in the Trust's  Prospectus.  For a discussion of  mortgage-backed  securities and certain risks involved  therein,  see this Statement and the Trust's  Prospectus under
"Certain Risk Factors and Investment Methods."

         Collateralized  Mortgage  Obligations  (CMOs).  CMOs are  obligations  fully  collateralized  by a portfolio  of  mortgages or mortgage-related  securities.  Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same  schedule as they are  received,  although  certain  classes of CMOs have  priority  over  others  with  respect to the receipt of prepayments  on the mortgages.  Therefore,  depending on the type of CMOs in which a Portfolio  invests,  the investment may be subject to a greater or lesser risk of prepayment than other types of  mortgage-related  securities.  For an additional  discussion of CMOs and certain risks involved therein, see the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Asset-Backed  Securities.  The  Portfolio  may  invest a portion  of its  assets  in debt  obligations  known as  asset-backed securities.  The credit quality of most asset-backed  securities  depends primarily on the credit quality of the assets underlying such securities,  how well the entity  issuing the  security is insulated  from the credit risk of the  originator  or any other  affiliated entities and the amount and quality of any credit support  provided to the  securities.  The rate of principal  payment on asset-backed securities  generally  depends on the rate of principal  payments  received on the underlying assets which in turn may be affected by a variety of economic and other  factors.  As a result,  the yield on any  asset-backed  security is difficult to predict with  precision and actual yield to maturity may be more or less than the anticipated yield to maturity.

                  Automobile  Receivable  Securities.  The  Portfolio  may  invest  in  asset-backed  securities  which  are  backed by receivables  from motor vehicle  installment  sales contracts or installment  loans secured by motor vehicles  ("Automobile  Receivable
Securities").

                  Credit Card Receivable  Securities.  The Portfolio may invest in asset-backed  securities  backed by receivables from revolving credit card agreements ("Credit Card Receivable Securities").

                  Other Assets.  The Sub-advisor  anticipates that asset-backed  securities backed by assets other than those described above  will be issued in the  future.  The  Portfolio  may invest in such  securities  in the future if such  investment  is  otherwise consistent  with its  investment  objective and  policies.  For a discussion of these  securities,  see this  Statement and the Trust's
Prospectus under "Certain Risk Factors and Investment Methods."

         Stripped Agency  Mortgage-Backed  Securities.  Stripped Agency  Mortgage-Backed  securities  represent  interests in a pool of mortgages,  the cash flow of which has been  separated into its interest and principal  components.  "IOs"  (interest only  securities)
receive the interest portion of the cash flow while "POs" (principal only securities)  receive the principal  portion.  Stripped Agency
Mortgage-Backed  Securities may be issued by U.S.  Government  Agencies or by private  issuers  similar to those  described  above with respect to CMOs and  privately-issued  mortgage-backed  certificates.  As interest  rates rise and fall, the value of IOs tends to move in the same  direction  as  interest  rates.  The value of the other  mortgage-backed  securities  described  herein,  like  other debt instruments,  will tend to move in the opposite  direction  compared to interest  rates.  Under the Internal  Revenue Code of 1986,  as amended (the "Code"),  POs may generate  taxable income from the current  accrual of original issue  discount,  without a corresponding distribution of cash to the Portfolio.

         The cash  flows  and  yields on IO and PO  classes  are  extremely  sensitive  to the rate of  principal  payments  (including prepayments) on the related  underlying  mortgage assets.  For example,  a rapid or slow rate of principal payments may have a material adverse effect on the prices of IOs or POs,  respectively.  If the  underlying  mortgage  assets  experience  greater than  anticipated prepayments  of principal,  an investor may fail to recoup fully its initial  investment  in an IO class of a stripped  mortgage-backed security,  even if the IO  class is rated  AAA or Aaa or is  derived  from a full  faith  and  credit  obligation.  Conversely,  if the underlying mortgage assets experience slower than anticipated  prepayments of principal,  the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

         The Portfolio  will treat IOs and POs, other than  government-issued  IOs or POs backed by fixed rate  mortgages,  as illiquid securities and,  accordingly,  limit its investments in such  securities,  together with all other illiquid  securities,  to 15% of the
Portfolio's net assets.  Sub-advisor will determine the liquidity of these investments based on the following  guidelines:  the type of issuer; type of collateral,  including age and prepayment characteristics;  rate of interest on coupon relative to current market rates and the effect of the rate on the potential for  prepayments;  complexity of the issue's  structure,  including the number of tranches;
size of the issue and the number of dealers who make a market in the IO or PO. The Portfolio will treat  non-government-issued  IOs and
POs not backed by fixed or adjustable rate mortgages as illiquid unless and until the SEC modifies its position.

         Writing  Covered Call Options.  The Portfolio may write (sell)  American or European style "covered" call options and purchase options to close out options  previously  written by a Portfolio.  In writing covered call options,  the Portfolio  expects to generate additional  premium  income which should serve to enhance the  Portfolio's  total return and reduce the effect of any price  decline of the security or currency  involved in the option.  Covered call options will  generally be written on securities  or currencies  which, in  Sub-advisor  is opinion,  are not expected to have any major price  increases or moves in the near future but which,  over the long term, are deemed to be attractive investments for the Portfolio.

         The Portfolio  generally  will write only covered call options.  This means that the Portfolio will either own the security or currency  subject to the option or an option to purchase the same  underlying  security or currency,  having an exercise price equal to or less than the  exercise  price of the  "covered"  option.  From time to time,  the  Portfolio  will write a call  option that is not covered but where the Portfolio  will  establish and maintain with its custodian for the term of the option,  an account  consisting of cash,  U.S.  government  securities or other liquid  high-grade debt  obligations or other suitable  collateral as permitted by the SEC having a value  equal to the  fluctuating  market  value of the  optioned  securities  or  currencies.  While  such an option  would be
"covered" with sufficient  collateral to satisfy SEC prohibitions on issuing senior securities,  this type of strategy would expose the
Portfolio to the risks of writing uncovered options.

         Portfolio  securities or  currencies on which call options may be written will be purchased  solely on the basis of investment considerations  consistent  with the  Portfolio's  investment  objective.  The  writing  of  covered  call  options  is a  conservative investment  technique believed to involve  relatively little risk (in contrast to the writing of naked or uncovered options,  which the
Portfolio will not do), but capable of enhancing the  Portfolio's  total return.  When writing a covered call option,  a Portfolio,  in return for the premium,  gives up the  opportunity  for profit from a price increase in the  underlying  security or currency above the exercise  price,  but  conversely  retains the risk of loss should the price of the security or currency  decline.  Unlike one who owns securities or  currencies  not subject to an option,  the Portfolio has no control over when it may be required to sell the  underlying securities  or  currencies,  since it may be assigned an exercise  notice at any time prior to the  expiration  of its  obligation as a writer.  If a call option which the Portfolio  has written  expires,  the  Portfolio  will realize a gain in the amount of the premium;
however,  such gain may be offset by a decline in the market value of the  underlying  security or currency  during the option  period.
If the call option is exercised,  the Portfolio will realize a gain or loss from the sale of the underlying  security or currency.  The
Portfolio  does not consider a security or currency  covered by a call to be "pledged" as that term is used in the  Portfolio's  policy which limits the pledging or mortgaging of its assets.  If the Portfolio writes  uncovered  options as described above it will bear the risk of having to purchase the security  subject to the option at a price  higher than the exercise  price of the option.  As the price of a security could appreciate substantially, the Portfolio's loss could be significant.

         Call options  written by the Portfolio  will normally  have  expiration  dates of less than nine months from the date written.
The  exercise  price of the  options  may be below,  equal to, or above the  current  market  values of the  underlying  securities  or currencies at the time the options are written.  From time to time,  the Portfolio may purchase an underlying  security or currency for delivery in accordance  with an exercise  notice of a call option assigned to it, rather than delivering such security or currency from its portfolio.  In such cases, additional costs may be incurred.

         The premium  received is the market  value of an option.  The premium the  Portfolio  will  receive from writing a call option will reflect,  among other things,  the current market price of the underlying  security or currency,  the relationship of the exercise price to such market price,  the  historical  price  volatility of the  underlying  security or currency,  and the length of the option period.  Once the decision to write a call option has been made,  Sub-advisor,  in determining  whether a particular call option should be written on a particular  security or currency,  will consider the reasonableness of the anticipated  premium and the likelihood that a liquid  secondary  market will exist for those options.  The premium  received by the Portfolio for writing covered call options will be recorded as a liability of the Portfolio.  This liability  will be adjusted daily to the option's  current market value,  which will be the latest sale price at the time at which the net asset value per share of the  Portfolio is computed  (close of the New York Stock
Exchange),  or, in the absence of such sale, the latest asked price.  The option will be terminated upon expiration of the option,  the purchase of an identical option in a closing  transaction,  or delivery of the underlying security or currency upon the exercise of the option.

         The Portfolio  will realize a profit or loss from a closing  purchase  transaction  if the cost of the  transaction is less or more than the premium  received from the writing of the option.  Because  increases in the market price of a call option will generally reflect increases in the market price of the underlying  security or currency,  any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Portfolio.

         The Portfolio  will not write a covered call option if, as a result,  the aggregate  market value of all portfolio  securities or currencies  covering call or put options  exceeds 25% of the market value of the  Portfolio's  net assets.  In  calculating  the 25%
limit,  the Portfolio will offset,  against the value of assets covering  written calls and puts, the value of purchased calls and puts on identical securities or currencies with identical maturity dates.

         Writing  Covered Put Options.  The Portfolio may write American or European style covered put options and purchase  options to close out options previously written by the Portfolio.

         The Portfolio  would write put options only on a covered basis,  which means that the Portfolio would maintain in a segregated account cash, U.S.  government  securities or other liquid high-grade debt obligations in an amount not less than the exercise price or the Portfolio  will own an option to sell the underlying  security or currency  subject to the option having an exercise price equal to or  greater  than the  exercise  price of the  "covered"  option at all times  while the put  option is  outstanding.  (The  rules of a clearing  corporation  currently  require  that such  assets be  deposited  in escrow to secure  payment of the  exercise  price.)  The
Portfolio would generally write covered put options in circumstances  where the Sub-advisor wishes to purchase the underlying  security or  currency  for the  Portfolio  at a price  lower than the  current  market  price of the  security  or  currency.  In such event the
Portfolio  would write a put option at an exercise  price  which,  reduced by the premium  received on the option,  reflects  the lower price it is willing to pay. Since the Portfolio would also receive  interest on debt  securities or currencies  maintained to cover the exercise price of the option,  this technique  could be used to enhance current return during periods of market  uncertainty.  The risk in such a transaction  would be that the market price of the  underlying  security or currency  would decline below the exercise  price less the premiums  received.  Such a decline could be substantial and result in a significant loss to the Portfolio.  In addition,  the
Portfolio,  because it does not own the specific  securities or currencies which it may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

         The Portfolio will not write a covered put option if, as a result,  the aggregate market value of all portfolio  securities or currencies  covering put or call options exceeds 25% of the market value of the  Portfolio's net assets.  In calculating the 25% limit, the  Portfolio  will offset,  against the value of assets  covering  written puts and calls,  the value of purchased  puts and calls on identical securities or currencies with identical maturity dates.

         Purchasing  Put Options.  The Portfolio may purchase  American or European  style put options.  As the holder of a put option, the  Portfolio  has the right to sell the  underlying  security or currency at the exercise  price at any time during the option period
(American  style) or at the expiration of the option  (European  style).  The Portfolio may enter into closing sale  transactions  with respect to such  options,  exercise them or permit them to expire.  The  Portfolio  may purchase put options for defensive  purposes in order to protect  against an anticipated  decline in the value of its  securities or currencies.  An example of such use of put options is provided in this Statement under "Certain Risk Factors and Investment Methods."

         The premium  paid by the  Portfolio  when  purchasing a put option will be recorded as an asset of the  Portfolio.  This asset will be adjusted  daily to the option's  current  market value,  which will be the latest sale price at the time at which the net asset value per share of the  Portfolio  is computed  (close of New York Stock  Exchange),  or, in the  absence of such sale,  the latest bid price.  This asset will be  terminated  upon  expiration  of the option,  the selling  (writing)  of an  identical  option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.

         Purchasing  Call  Options.  The  Portfolio  may  purchase  American or European  style call  options.  As the holder of a call option,  the  Portfolio  has the right to purchase the  underlying  security or currency at the  exercise  price at any time during the option  period  (American  style) or at the  expiration  of the option  (European  style).  The  Portfolio  may enter into closing sale transactions  with respect to such  options,  exercise  them or permit them to expire.  The Portfolio may purchase call options for the purpose of increasing its current return or avoiding tax  consequences  which could reduce its current  return.  The Portfolio may also purchase  call  options in order to acquire  the  underlying  securities  or  currencies.  Examples  of such uses of call  options  are provided in this Statement under "Certain Risk Factors and Investment Methods."

         The Portfolio may also  purchase  call options on underlying  securities or currencies it owns in order to protect  unrealized gains on call options  previously  written by it. A call option would be purchased  for this purpose where tax  considerations  make it inadvisable  to realize  such gains  through a closing  purchase  transaction.  Call  options may also be  purchased  at times to avoid realizing losses.

         The Portfolio will not commit more than 5% of its total assets to premiums when purchasing call or put options.

         Dealer  (Over-the-Counter)  Options.  The Portfolio may engage in transactions  involving  dealer  options.  Certain risks are specific to dealer  options.  While the Portfolio  would look to a clearing  corporation to exercise  exchange-traded  options,  if the
Portfolio  were to purchase a dealer  option,  it would rely on the dealer from whom it  purchased  the option to perform if the option were  exercised.  Failure by the dealer to do so would result in the loss of the premium  paid by the  Portfolio as well as loss of the expected  benefit of the  transaction.  For a  discussion  of dealer  options,  see this  Statement  under  "Certain  Risk  Factors and
Investment Methods."

         Futures Contracts.

                  Transactions in Futures.  The Portfolio may enter into futures  contracts,  including stock index,  interest rate and currency  futures  ("futures" or "futures  contracts").  The Portfolio may also enter into futures on commodities  related to the types of companies in which it invests,  such as oil and gold futures.  Otherwise the nature of such futures and the  regulatory  limitations and risks to which they are subject are the same as those described below.

         Stock index futures  contracts may be used to attempt to hedge a portion of the Portfolio,  as a cash  management  tool, or as an efficient way for the Sub-advisor to implement  either an increase or decrease in portfolio  market exposure in response to changing market  conditions.  The Portfolio may purchase or sell futures contracts with respect to any stock index.  Nevertheless,  to hedge the
Portfolio  successfully,  the Portfolio must sell futures  contacts with respect to indices or subindices  whose  movements will have a significant correlation with movements in the prices of the Portfolio's securities.

         Interest rate or currency futures  contracts may be used to attempt to hedge against changes in prevailing  levels of interest rates or currency  exchange  rates in order to establish  more  definitely  the effective  return on  securities or currencies  held or intended to be acquired by the  Portfolio.  In this regard,  the Portfolio  could sell  interest rate or currency  futures as an offset against the effect of expected  increases in interest  rates or currency  exchange rates and purchase such futures as an offset against the effect of expected declines in interest rates or currency exchange rates.

         The  Portfolio  will enter into  futures  contracts  which are  traded on  national  or  foreign  futures  exchanges,  and are standardized  as to  maturity  date and  underlying  financial  instrument.  Futures  exchanges  and  trading in the United  States are regulated  under the Commodity  Exchange Act by the CFTC.  Although  techniques  other than the sale and purchase of futures  contracts could be used for the  above-referenced  purposes,  futures  contracts offer an effective and relatively low cost means of implementing the Portfolio's objectives in these areas.

                  Regulatory  Limitations.  The  Portfolio  will engage in futures  contracts  and options  thereon  only for bona fide hedging, yield enhancement, and risk management purposes, in each case in accordance with rules and regulations of the CFTC.

         The Portfolio may not purchase or sell futures contracts or related options if, with respect to positions which do not qualify as bona fide hedging  under  applicable  CFTC rules,  the sum of the amounts of initial  margin  deposits and premiums  paid on those  positions would exceed 5% of the net asset value of the Portfolio  after taking into account  unrealized  profits and unrealized losses on any such contracts it has entered into;  provided,  however,  that in the case of an option that is  in-the-money at the time of  purchase,  the  in-the-money  amount may be excluded in  calculating  the 5%  limitation.  For  purposes of this policy  options on futures  contracts and foreign  currency  options traded on a commodities  exchange will be considered  "related  options." This policy may be modified by the Board of Trustees of the Trust without a shareholder  vote and does not limit the percentage of the  Portfolio's assets at risk to 5%.

         In instances  involving the purchase of futures  contracts or the writing of call or put options thereon by the Portfolio,  an amount of cash,  U.S.  government  securities or other liquid,  high-grade debt  obligations,  equal to the market value of the futures contracts  and options  thereon (less any related  margin  deposits),  will be  identified  by the Portfolio to cover the position,  or alternative  cover (such as owning an offsetting  position)  will be employed.  Assets used as cover or held in an  identified  account cannot be sold while the position in the  corresponding  option or future is open,  unless they are replaced with similar assets.  As a result,  the commitment of a large portion of a Portfolio's  assets to cover or identified  accounts could impede portfolio  management or the Portfolio's ability to meet redemption requests or other current obligations.

         Options on  Futures  Contracts.  The  Portfolio  may  purchase  and sell  options on the same types of futures in which it may invest.  As an  alternative to writing or purchasing  call and put options on stock index futures,  the Portfolio may write or purchase call and put  options  on  financial  indices.  Such  options  would be used in a  manner  similar  to the use of  options  on  futures contracts.  From time to time, a single order to purchase or sell futures  contracts (or options  thereon) may be made on behalf of the
Portfolio and other mutual funds or portfolios of mutual funds managed by the  Sub-advisor  or T. Rowe Price  International,  Inc. Such aggregated orders would be allocated among such portfolios in a fair and non-discriminatory manner.

         See this Statement and Trust's  Prospectus  under  "Certain Risk Factors and Investment  Methods" for a description of certain risks in options and future contracts.

         Additional  Futures and Options  Contracts.  Although the Portfolio has no current intention of engaging in futures or options transactions  other than those  described  above,  it reserves the right to do so. Such futures and options trading might involve risks which differ from those involved in the futures and options described above.

         Foreign  Futures and  Options.  The  Portfolio is permitted to invest in foreign  futures and options.  For a  description  of foreign  futures and options and certain  risks  involved  therein as well as certain  risks  involved in foreign  investing,  see this
Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Foreign  Securities.  The  Portfolio  may invest in U.S.  dollar-denominated  and non-U.S.  dollar-denominated  securities  of foreign issuers.  There are special risks in foreign  investing.  Certain of these risks are inherent in any international  mutual fund while others relate more to the countries in which the Portfolio will invest.  Many of the risks are more  pronounced  for  investments in developing or emerging  countries,  such as many of the countries of Southeast  Asia,  Latin America,  Eastern Europe and the Middle
East.  For an additional  discussion of certain risks involved in investing in foreign  securities,  see this Statement and the Trust's
Prospectus under "Certain Risk Factors and Investment Methods."

         Foreign Currency  Transactions.  A forward foreign  currency  exchange  contract  involves an obligation to purchase or sell a specific  currency at a future date,  which may be any fixed  number of days from the date of the contract  agreed upon by the parties, at a price set at the time of the  contract.  These  contracts  are  principally  traded in the  interbank  market  conducted  directly between  currency  traders  (usually  large,  commercial  banks)  and their  customers.  A forward  contract  generally  has no deposit requirement, and no commissions are charged at any stage for trades.

         The Portfolio may enter into forward  contracts  for a variety of purposes in  connection  with the  management of the foreign securities  portion of its  portfolio.  The  Portfolio's  use of such contracts  would  include,  but not be limited to, the following.
First,  when the Portfolio  enters into a contract for the purchase or sale of a security  denominated  in a foreign  currency,  it may desire to "lock in" the U.S. dollar price of the security.  Second,  when the  Sub-advisor  believes that one currency may experience a substantial  movement  against another  currency,  including the U.S.  dollar,  it may enter into a forward contract to sell or buy the amount of the former  foreign  currency,  approximating  the value of some or all of the  Portfolio's  securities  denominated  in such foreign currency.  Alternatively,  where appropriate,  the Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy  currency where such currency or currencies  act as an effective  proxy for other  currencies.
In such a case, the Portfolio may enter into a forward  contract where the amount of the foreign  currency to be sold exceeds the value of the  securities  denominated in such currency.  The use of this basket hedging  technique may be more efficient and economical  than entering  into  separate  forward  contracts for each currency  held in the  Portfolio.  The precise  matching of the forward  contract amounts and the value of the securities  involved will not generally be possible  since the future value of such  securities in foreign currencies  will change as a consequence of market  movements in the value of those  securities  between the date the forward  contract is entered into and the date it matures.  The  projection  of  short-term  currency  market  movement is extremely  difficult,  and the successful execution of a short-term hedging strategy is highly uncertain.  Under normal  circumstances,  consideration of the prospect for currency  parities will be  incorporated  into the longer term  investment  decisions  made with regard to overall  diversification strategies.  However,  Sub-advisor  believes that it is important to have the flexibility to enter into such forward  contracts when it determines that the best interests of the Portfolio will be served.

         The Portfolio may enter into forward  contracts for any other purpose  consistent  with the Portfolio's  investment  objective and policies.  However,  the Portfolio will not enter into a forward contract,  or maintain  exposure to any such  contract(s),  if the amount of foreign  currency  required to be delivered  thereunder  would exceed the  Portfolio's  holdings of liquid,  high-grade  debt securities and currency  available for cover of the forward  contract(s).  In determining  the amount to be delivered under a contract, the Portfolio may net offsetting positions.

         At the  maturity of a forward  contract,  the  Portfolio  may sell the  portfolio  security  and make  delivery of the foreign currency,  or it may retain the security and either extend the maturity of the forward  contract (by "rolling"  that contract  forward)
or may initiate a new forward contract.

         If the Portfolio retains the portfolio security and engages in an offsetting  transaction,  the Portfolio will incur a gain or a loss (as  described  below) to the extent that there has been movement in forward  contract  prices.  If the Portfolio  engages in an offsetting  transaction,  it may  subsequently  enter into a new forward contract to sell the foreign  currency.  Should forward prices decline during the period between the Portfolio's  entering into a forward  contract for the sale of a foreign currency and the date it enters into an  offsetting  contract  for the purchase of the foreign  currency,  the  Portfolio  will realize a gain to the extent the price of the  currency  it has agreed to sell  exceeds the price of the  currency  it has agreed to  purchase.  Should  forward  prices increase,  the Portfolio  will suffer a loss to the extent of the price of the currency it has agreed to purchase  exceeds the price of the currency it has agreed to sell.

         The  Portfolio's  dealing in forward  foreign  currency  exchange  contracts  will  generally  be limited to the  transactions described above.  However,  the Portfolio  reserves the right to enter into forward foreign currency  contracts for different  purposes and under  different  circumstances.  Of course,  the  Portfolio  is not required to enter into  forward  contracts  with regard to its foreign  currency-denominated  securities and will not do so unless deemed  appropriate by the Sub-advisor.  It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate  fluctuations  in the underlying  prices of the  securities.  It simply  establishes a rate of exchange at a future date.  Additionally,  although such  contracts tend to minimize the risk of loss due to a decline in the value of the hedged  currency,  at the same time,  they tend to limit any potential gain which might result from an increase in the value of that currency.

         Although  the  Portfolio  values its assets  daily in terms of U.S.  dollars,  it does not intend to convert  its  holdings of foreign  currencies  into U.S.  dollars on a daily basis.  It will do so from time to time, and investors  should be aware of the costs of currency  conversion.  Although foreign  exchange dealers do not charge a fee for conversion,  they do realize a profit based on the difference  (the  "spread")  between the prices at which they are buying and selling  various  currencies.  Thus, a dealer may offer to sell a foreign  currency to the Portfolio at one rate,  while offering a lesser rate of exchange should the Portfolio  desire to resell that currency to the dealer.  For a discussion of certain risk factors  involved in foreign currency  transactions,  see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Federal Tax Treatment of Options,  Futures  Contracts and Forward Foreign  Exchange  Contracts.  Options,  futures and forward foreign exchange  contracts,  including options and futures on currencies,  which offset a foreign dollar  denominated bond or currency position may be  considered  straddles  for tax purposes in which case a loss on any position in a straddle will be subject to deferral to the extent of  unrealized  gain in an offsetting  position.  The holding  period of the  securities  or  currencies  comprising  the straddle  will be  deemed  not to  begin  until  the  straddle  is  terminated.  The  holding  period  of the  security  offsetting  an
"in-the-money qualified covered call" option on an equity security will not include the period of time the option is outstanding.

         Losses on written  covered calls and purchased  puts on  securities,  excluding  certain  "qualified  covered call" options on equity  securities,  may be long-term  capital loss, if the security  covering the option was held for more than twelve months prior to the writing of the option.

         In order for the  Portfolio to continue to qualify for federal  income tax  treatment as a regulated  investment  company,  at least 90% of its gross income for a taxable year must be derived from qualifying  income,  i.e.,  dividends,  interest,  income derived from loans of securities,  and gains from the sale of securities or currencies.  Tax  regulations  could be issued  limiting the extent that net gain realized from option,  futures or foreign forward exchange  contracts on currencies is qualifying  income for purposes of the 90% requirement.

         As a result of the "Taxpayer Relief Act of 1997," entering into certain option,  futures  contracts,  or forward contracts may result in the  "constructive sale" of offsetting stocks or debt securities of the Portfolio.

         Hybrid  Instruments.  Hybrid Instruments have been developed and combine the elements of futures  contracts,  options or other financial  instruments  with those of debt,  preferred  equity or a depositary  instrument  (hereinafter  "Hybrid  Instruments.  Hybrid
Instruments  may take a variety of forms,  including,  but not limited to, debt  instruments  with  interest or  principal  payments or redemption  terms  determined  by  reference to the value of a currency or  commodity  or  securities  index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency,  or convertible  securities with the conversion terms  related to a particular  commodity.  For a discussion  of certain  risks  involved in investing in hybrid  instruments  see this statement under "Certain Risk Factors and Investment Methods."

         Reverse  Repurchase  Agreements.  Although the Portfolio has no current intention,  in the foreseeable  future, of engaging in reverse  repurchase  agreements,  the Portfolio  reserves the right to do so. Reverse  repurchase  agreements  are ordinary  repurchase agreements in which a Portfolio is the seller of, rather than the investor in,  securities,  and agrees to repurchase them at an agreed upon  time and  price.  Use of a  reverse  repurchase  agreement  may be  preferable  to a regular  sale and  later  repurchase  of the securities  because it avoids certain market risks and  transaction  costs. A reverse  repurchase  agreement may be viewed as a type of borrowing by the Portfolio.

         Warrants.  The Portfolio may acquire warrants.  For a discussion of certain risks involved  therein,  see this Statement under
"Certain Risk Factor and Investment Methods."

         Lending of Portfolio  Securities.  Securities loans are made to  broker-dealers  or institutional  investors or other persons, pursuant to agreements  requiring that the loans be continuously  secured by collateral at least equal at all times to the value of the securities  lent,  marked to market on a daily basis.  The  collateral  received  will consist of cash or U.S.  government  securities.
While the  securities  are being lent,  the Portfolio  will continue to receive the equivalent of the interest or dividends paid by the issuer on the  securities,  as well as interest on the  investment of the  collateral  or a fee from the borrower.  The Portfolio has a right to call each loan and obtain the securities on three business days' notice or, in connection with  securities  trading on foreign markets,  within  such  longer  period of time which  coincides  with the normal  settlement  period  for  purchases  and sales of such securities in such foreign  markets.  The Portfolio will not have the right to vote  securities  while they are being lent, but it will call a loan in anticipation  of any important  vote. The risks in lending  portfolio  securities,  as with other  extensions of secured credit,  consist of possible delay in receiving  additional  collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

         Other  Lending/Borrowing.  Subject to approval by the SEC and certain state regulatory agencies,  the Portfolio may make loans to, or borrow  funds from,  other  mutual  funds  sponsored  or advised by the  Sub-advisor  or T. Rowe Price  International,  Inc. The
Portfolio has no current intention of engaging in these practices at this time.

         When-Issued  Securities  and Forward  Commitment  Contracts.  The Portfolio  may purchase  securities  on a  "when-issued"  or delayed delivery basis and may purchase  securities on a forward  commitment  basis. Any or all of the Portfolio's  investments in debt securities may be in the form of when-issueds  and forwards.  The price of such  securities,  which may be expressed in yield terms, is fixed at the time the  commitment to purchase is made,  but delivery and payment take place at a later date.  Normally,  the settlement date occurs within 90 days of the purchase for  when-issueds,  but may be substantially  longer for forwards.  The Portfolio will cover its  commitments  with respect to these  securities by maintaining  cash and/or liquid,  high-grade  debt securities with its custodian bank equal in value to these  commitments  during the time between the purchase and the settlement.  Such segregated  securities either will mature or, if necessary,  be sold on or before the settlement  date.  For a discussion of these  securities and the risks involved therein, see this Statement under "Certain Risk Factors and Investment Methods."

         Investment Policies Which May Be Changed Without  Shareholder  Approval.  The following  limitations are applicable to the AST
T. Rowe Price Natural Resources  Portfolio.  These  limitations are not  "fundamental"  restrictions and can be changed by the Trustees without shareholder approval.  The Portfolio will not:

         1.       The  Portfolio  will not change its  policy to invest at least 80% of the value of its  assets in the  securities  of natural resource companies unless it provides 60 days prior written notice to its shareholders.

         2.       Purchase additional securities when money borrowed exceeds 5% of its total assets;

         3.       Invest in companies for the purpose of exercising management or control;

         4.       Purchase a futures  contract  or an option  thereon if, with  respect to  positions  in futures or options on futures which do not  represent  bona fide  hedging,  the  aggregate  initial  margin  and  premiums  on such  options  would  exceed 5% of the
Portfolio's net asset value;

         5.       Purchase illiquid  securities if, as a result,  more than 15% of its net assets would be invested in such securities.
Securities eligible for resale under Rule 144A of the Securities Act of 1933 may be subject to this 15% limitation;

         6.       Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act.

         6.       Purchase  securities  on margin,  except (i) for use of  short-term  credit  necessary  for clearance of purchases of portfolio  securities  and (ii) the  Portfolio  may make margin  deposits in  connection  with futures  contracts or other  permissible investments;

         7.       Mortgage,  pledge,  hypothecate  or, in any manner,  transfer  any  security  owned by the  Portfolio as security for indebtedness  except as may be necessary in connection with permissible  borrowings or investments and then such  mortgaging,  pledging or hypothecating may not exceed 33 1/3% of the Portfolio's total assets at the time of borrowing or investment;

         8.       Invest in puts, calls, straddles,  spreads, or any combination thereof, except to the extent permitted by the Trust's
Prospectus and this Statement;

         9.       Effect short sales of securities; or

         10.      Invest in warrants if, as a result  thereof,  more than 10% of the value of the net assets of the Portfolio  would be invested  in  warrants,  except  that this  restriction  does not apply to  warrants  acquired  as a result of the  purchase of another security.  For purposes of these percentage limitations, the warrants will be valued at the lower of cost or market.

AST Alliance Growth Portfolio:

Investment  Objective:  The Portfolio's  investment objective is to seek long-term growth of capital by investing  predominantly in the equity  securities  (common  stocks,  securities  convertible  into common  stocks and rights and warrants to subscribe for or purchase common stocks) of a limited number of large,  carefully selected,  high-quality U.S. companies that, in the judgment of the Portfolio's
Sub-advisor, are likely to achieve superior earnings growth.

Investment Policies:

         The  Sub-advisor's  research staff  generally  follows a primary  research  universe of  approximately  500 companies that are considered by the Sub-advisor to have strong  management,  superior  industry  positions,  excellent  balance sheets and the ability to demonstrate  superior  earnings  growth.  As one of the  largest  multi-national  investment  firms,  the  Sub-advisor  has  access  to considerable  information  concerning all of the companies followed, an in-depth understanding of the products,  services,  markets and competition of these companies and a good knowledge of the managements of most of the companies in its research universe.

         The Sub-advisor's  analysts prepare their own earnings  estimates and financial models for each company  followed.  While each analyst has  responsibility for following  companies in one or more identified sectors and/or industries,  the lateral structure of the
Sub-advisor's  research  organization and constant  communication  among the analysts result in  decision-making  based on the relative attractiveness  of stocks among industry  sectors.  The focus during this process is on the early  recognition of change on the premise that value is created through the dynamics of changing  company,  industry and economic  fundamentals.  Research  emphasis is placed on the  identification  of companies  whose  substantially  above average  prospective  earnings  growth is not fully reflected in current market valuations.

         The  Sub-advisor  continually  reviews its primary  research  universe of  approximately  500  companies to maintain a list of favored  securities,  the "Alliance  100,"  considered by the  Sub-advisor  to have the most clearly  superior  earnings  potential and valuation  attraction.  The Sub-advisor's  concentration on a limited universe of companies allows it to devote its extensive resources to constant  intensive  research of these  companies.  Companies  are  constantly  added to and deleted  from the Alliance 100 as their fundamentals  and valuations  change.  The  Sub-advisor's  Large Cap Growth Group, in turn,  further  refines,  on a weekly basis,  the selection  process for the Portfolio  with each portfolio  manager in the Group  selecting 25 such companies that appear to the manager most  attractive at current  prices.  These  individual  ratings are then  aggregated  and ranked to produce a composite list of the 25 most highly  regarded  stocks,  the  "Favored  25."  Approximately  70% of the  Portfolio's  net assets will usually be invested in the
Favored 25 with the balance of the  Portfolio's  investment  portfolio  consisting  principally  of other stocks in the  Alliance  100.
Portfolio  emphasis upon  particular  industries or sectors is a by-product of the stock  selection  process  rather than the result of assigned targets or ranges.

         The Sub-advisor  expects the average  weighted market  capitalization  of companies  represented in the Portfolio  (i.e.,  the number of a  company's  shares  outstanding  multiplied  by the price per share) to  normally  be in the range of or exceed the average weighted  market  capitalization  of companies  comprising the Standard & Poor's 500 Composite  Stock Price Index, a widely  recognized unmanaged index of market activity based upon the aggregate  performance of a selected  portfolio of publicly traded stocks,  including monthly  adjustments to reflect the  reinvestment  of dividends and  distributions.  Investments  will be made upon their potential for capital appreciation.

         Convertible Securities.  The Portfolio may invest in convertible  securities,  which are convertible at a stated exchange rate into common stock. Prior to their conversion,  convertible  securities have the same general  characteristics  as non-convertible  debt securities,  as they provide a stable  stream of income with  generally  higher  yields than those of equity  securities of the same or similar issuers.  As with all debt securities,  the market value of convertible  securities tends to decline as interest rates increase and,  conversely,  to increase as interest rates decline.  Convertible  securities  generally  offer lower interest or dividend  yields than  non-convertible debt securities of similar quality.  However,  when the market price of the common stock underlying a convertible security increases,  the price of the convertible security  increasingly reflects the value of the underlying common stock and may rise accordingly.  As the market price of the underlying common stock declines,  the convertible  security tends to trade  increasingly on a yield basis,  and thus may not  depreciate to the same extent as the underlying  common stock.  Convertible  securities  rank senior to common  stocks on an issuer's  capital  structure.  They are  consequently  of higher  quality  and entail less risk than the  issuer's common  stock,  although the extent to which such risk is reduced  depends in large  measure  upon the degree to which the  convertible security  sells above its value as a fixed income  security.  The Portfolio  may invest up to 20% of its net assets in the  convertible securities  of companies  whose  common  stocks are eligible for purchase by the  Portfolio  under the  investment  policies  described above.  Additional  information  about  convertible  securities is included in the Trust's  Prospectus  under "Certain Risk Factors and
Investment Methods."

         Rights and Warrants.  The  Portfolio  may invest up to 5% of its net assets in rights or warrants,  but will do so only if the equity  securities  themselves are deemed  appropriate by the  Sub-advisor  for inclusion in the Portfolio.  Rights and warrants may be more  speculative  than certain  other types of  investments  in that they do not entitle a holder to  dividends or voting  rights with respect to the  securities  which may be purchased nor do they  represent any rights in the assets of the issuing  company.  Also,  the value of a right or warrant does not  necessarily  change with the value of the underlying  securities.  Additional  information  about warrants is included in the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Foreign  Securities.  The Portfolio  may invest up to 15% of the value of its total assets in  securities  of foreign  issuers whose common stocks are eligible for purchase by the Portfolio  under the  investment  policies  described  above.  For purposes of the
Portfolio,  a non-U.S.  company is a company that (i) is organized outside the United States,  (ii) has its principal place of business outside the United States,  and (iii) issues securities that are traded  principally in foreign  countries.  Companies that do not fall within this definition are deemed to be U.S.  companies.  Additional  information about foreign  securities and their risks is included in this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

Options and Futures:

         While the Portfolio does not anticipate  utilizing them on a regular basis,  the Portfolio may from time to time may engage in options and futures  transactions  as described  below.  Additional  information  about option,  futures and their risks is included in this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Options on  Securities.  The  Portfolio may write  exchange-traded  call options on common  stocks,  and may purchase and sell exchange-traded  call and put options on common stocks  written by others or  combinations  thereof.  The Portfolio  will not write put options.

         Generally,  the opportunity for profit from the writing of options is higher,  and  consequently  the risks are greater,  when the stocks  involved are lower  priced or volatile,  or both.  While an option that has been  written is in force,  the maximum  profit that may be derived from the optioned  stock is the premium less  brokerage  commissions  and fees. The Portfolio will not write a call unless the  Portfolio at all times during the option  period owns either (a) the optioned  securities  or has an absolute and immediate right to acquire that security  without  additional  cash  consideration  (or for additional  cash  consideration  held in a segregated account by its  custodian)  upon  conversion  or exchange of other  securities  held in its  portfolio or (b) a call option on the same security and in the same  principal  amount as the call written where the exercise  price of the call held (i) is equal to or less than the exercise  price of the call written or (ii) is greater than the exercise  price of the call written if the difference is maintained by the Portfolio in liquid assets in a segregated account with its Custodian.

         Premiums  received by the  Portfolio in connection  with writing call options will vary widely.  Commissions,  stock  transfer taxes and other  expenses  of the  Portfolio  must be  deducted  from such  premium  receipts.  Calls  written  by the  Portfolio  will ordinarily be sold either on a national securities  exchange or through put and call dealers,  most, if not all, of whom are members of a national  securities  exchange on which options are traded,  and will be endorsed or guaranteed by a member of a national  securities exchange  or  qualified  broker-dealer,  which may be Sanford C.  Bernstein  & Company,  LLC,  an  affiliate  of the  Sub-advisor.  The endorsing or  guaranteeing  firm requires  that the option writer (in this case the  Portfolio)  maintain a margin  account  containing either corresponding stock or other equity as required by the endorsing or guaranteeing firm.

         The  Portfolio  will not sell a call  option  written  by it if, as a result of the sale,  the  aggregate  of the  Portfolio's portfolio  securities  subject to outstanding call options (valued at the lower of the option price or market value of such securities)
would exceed 15% of the Portfolio's total assets.

         The  Portfolio  may  purchase or write  options on  securities  of the types in which it is  permitted  to invest in privately negotiated  (i.e.,  over-the-counter)  transactions.  The Sub-advisor  has adopted  procedures for monitoring the  creditworthiness  of financial institutions with which over-the-counter options transactions are effected.

         In buying a call,  the  Portfolio  would be in a position  to realize a gain if,  during the option  period,  the price of the shares  increased  by an amount in excess of the premium  paid and  commissions  payable on  exercise.  It would  realize a loss if the price of the security  declined or remained  the same or did not increase  during the period by more than the amount of the premium and commissions  payable on  exercise.  In buying a put,  the  Portfolio  would  realize a loss if the price of the  security  increased or remained the same or did not decrease  during that period by more than the amount of the premium and  commissions  payable on exercise.
In addition, the Portfolio could realize a gain or loss on such options by selling them.

         The aggregate cost of all  outstanding  options  purchased and held by the Portfolio,  including  options on market indices as described below, will at no time exceed 10% of the Portfolio's total assets.

         Options on Market  Indices.  The  Portfolio  may  purchase and sell  exchange-traded  index  options.  Through the purchase of listed  index  options,  the  portfolio  could  achieve  many of the same  objectives  as  through  the use of  options  on  individual securities.  Price movements in the  Portfolio's  securities  probably will not correlate  perfectly with movements in the level of the index and,  therefore,  the Portfolio  would bear a risk of loss on index options  purchased by it if favorable  price movements of the hedged  portfolio  securities  do not equal or exceed  losses on the  options or if adverse  price  movements  of the hedged  portfolio securities are greater than gains realized from the options.

         Stock Index  Futures.  The Portfolio may purchase and sell stock index futures  contracts.  A stock index futures  contract is a bilateral  agreement  pursuant to which two parties agree to take or make delivery of an amount of liquid assets equal to a specified dollar amount  multiplied by the difference  between the stock index value at the close of the last trading day of the contract and the price at which the futures  contract is originally  struck.  No physical  delivery of the  underlying  stocks in the index is made. The
Portfolio will not purchase or sell options on stock index futures contracts.

         The  Portfolio  may not purchase or sell a stock index future if,  immediately  thereafter,  more than 30% of its total assets would be hedged by stock index futures.  The Portfolio may not purchase or sell a stock index future if,  immediately  thereafter,  the sum of the amount of margin  deposits  on the  Portfolio's  existing  futures  positions  would  exceed 5% of the  market  value of the
Portfolio's total assets.

         Currently,  stock index  futures  contracts  can be purchased or sold with respect to the Standard & Poor's 500 Stock Index on the Chicago  Mercantile  Exchange,  the New York Stock  Exchange  Composite  Index on the New York Futures  Exchange and the Value Line
Stock Index on the Kansas City Board of Trade.  The Sub-advisor  does not believe that  differences in composition of the three indices will create any  differences  in the price  movements  of the stock index  futures  contracts  in  relation  to the  movements  in such indices.  However,  such  differences in the indices may result in  differences in correlation of the futures  contracts with movements in the value of the securities being hedged.  The Portfolio  reserves the right to purchase or sell stock index futures  contracts that may be created in the future.

         The nature of initial  margin in futures  transactions  is  different  from that of margin in  security  transactions  in that futures contract margin does not involve the borrowing of funds to finance  transactions.  Rather,  the initial margin is in the nature of a  performance  bond or good faith  deposit on the  contract  which is returned to the  Portfolio  upon  termination  of the futures contract, assuming all contractual obligations have been satisfied.

         There are several risks in  connection  with the use of stock index  futures by the  Portfolio as a hedging  device.  One risk arises  because of the imperfect  correlation  between  movements in the price of the stock index futures and movements in the price of the  securities  which are the subject of the hedge.  The price of the stock index futures may move more than or less than the price of the  securities  being  hedged.  If the price of the stock  index  futures  moves less than the price of the  securities  which are the subject  of the  hedge,  the hedge  will not be fully  effective  but,  if the price of the  securities  being  hedged  has moved in an unfavorable  direction,  the Portfolio  would be in a better  position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable  direction,  this  advantage  will be partially  offset by the loss on the index  future.  If the price of the future moves more than the price of the stock,  the Portfolio  will  experience  either a loss or gain on the future which will not be completely  offset by movements in the price of the  securities  which are the subject of the hedge.  To compensate for the imperfect  correlation of movements in the price of securities being hedged and movements in the price of the stock index futures,  the
Portfolio may buy or sell stock index futures  contracts in a greater  dollar amount than the dollar amount of securities  being hedged if the volatility  over a particular  time period of the prices of such  securities has been greater than the volatility over such time period for the index,  or if otherwise  deemed to be appropriate by the  Sub-advisor.  Conversely,  the Portfolio may buy or sell fewer stock index futures  contracts if the volatility  over a particular  time period of the prices of the  securities  being hedged is less than the volatility over such time period of the stock index, or if otherwise deemed to be appropriate by the Sub-advisor.

         Where  futures are  purchased  to hedge  against a possible  increase in the price of stock  before the  Portfolio  is able to invest its cash (or cash  equivalents)  in stocks (or  options)  in an orderly  fashion,  it is  possible  that the market may  decline instead.  If the  Sub-advisor  then concludes not to invest in stock or options at that time because of concern as to possible  further market  decline or for other reasons,  the Portfolio  will realize a loss on the futures  contract that is not offset by a reduction in the price of securities purchased.

         The  Portfolio's  Sub-advisor  intends to purchase and sell  futures  contracts on the stock index for which it can obtain the best price with due consideration to liquidity.

         Portfolio  Turnover.  The  Portfolio's  investment  policies as described above are based on the  Sub-advisor's  assessment of fundamentals in the context of changing market  valuations.  Therefore,  they may under some conditions  involve frequent purchases and sales of shares of a particular  issuer as well as the replacement of securities.  The  Sub-advisor  expects that more of its portfolio turnover will be  attributable  to increases and decreases in the size of particular  portfolio  positions  rather than to the complete elimination of a particular  issuer's  securities from the Portfolio.  For more information on portfolio  turnover,  see this Statement and the Trust's Prospectus under "Portfolio Turnover."

         Investment Policies Which May Be Changed Without  Shareholder  Approval.  The following  limitations are applicable to the AST
Alliance Growth  Portfolio.  These  limitations are not  "fundamental"  restrictions and may be changed without  shareholder  approval.
The Portfolio will not:

         1.       Invest in companies for the purpose of exercising control;

         2.       Purchase the securities of any other investment company or investment trust, except in compliance with the 1940 Act;

         3.       Invest in interests in oil, gas or other mineral  exploration  or development  programs,  except that it may purchase and sell securities of companies that deal in oil, gas or other mineral exploration or development programs;

         4.       Make short  sales of  securities  or  purchase  securities  on margin  except for such  short-term  credits as may be necessary for the clearance of transactions;

         5.       Purchase illiquid  securities if immediately after such investment more than 15% of the Portfolio's net assets (taken at market value) would be so invested;

Whenever any investment  restriction  states a maximum  percentage of the  Portfolio's  assets which may be invested in any security or other asset, it is intended that such  percentage be determined  immediately  after and as a result of the  Portfolio's  acquisition of such securities or other assets.  Accordingly,  any later increase or decrease in percentage beyond the specified  limitation resulting from changes in values or net assets will not be considered a violation of any such maximum.

AST MFS Growth Portfolio:

Investment  Objective:  The investment  objective of the Portfolio is to seek to provide  long-term growth of capital and future income rather than current income.

Investment Policies:

         Variable and Floating Rate  Obligations.  The Portfolio may invest in floating or variable  rate  securities.  Investments  in variable or floating rate  securities  normally  will involve  industrial  development  or revenue bonds which provide that the rate of interest is set as a specific  percentage of a designated  base rate,  such as rates on Treasury  Bonds or Bills or the prime rate at a major  commercial  bank, and that a bondholder can demand payment of the  obligations on behalf of the Portfolio on short notice at par plus accrued  interest,  which amount may be more or less than the amount of the bondholder  paid for them. The maturity of floating or variable rate  obligations  (including  participation  interests  therein) is deemed to be the longer of (i) the notice period required before the Portfolio is entitled to receive payment of the obligation upon demand or (ii) the period  remaining until the  obligation's next interest rate  adjustment.  If not redeemed by the Portfolio  through the demand feature,  the  obligations  mature on a specified date, which may range up to thirty years from the date of issuance.

         Equity  Securities.  The  Portfolio may invest in all types of equity  securities,  including the  following:  common  stocks, preferred stocks and preference stocks;  securities such as bonds,  warrants or rights that are convertible into stocks; and depositary receipts for those securities.  These securities may be listed on securities exchanges,  traded in various  over-the-counter markets or have no organized market.

         Foreign  Securities.   The  Portfolio  may  invest  in  dollar-denominated  and  non-dollar  denominated  foreign  securities.
Investing in  securities  of foreign  issuers  generally  involves  risks not  ordinarily  associated  with  investing in securities of domestic issuers.  For a discussion of the risks involved in foreign  securities,  see this Statement and the Trust's  Prospectus under
"Certain Risk Factors and Investment Methods."

         Depositary  Receipts.  The Portfolio may invest in American Depositary Receipts ("ADRs"),  Global Depositary Receipts ("GDRs")
and other  types of  depositary  receipts.  ADRs are  certificates  by a U.S.  depository  (usually a bank) and  represent  a specified quantity  of  shares of an  underlying  non-U.S.  stock on  deposit  with a  custodian  bank as  collateral.  GDRs and  other  types of depositary  receipts are typically issued by foreign banks or trust companies and evidence  ownership of underlying  securities  issued by either a foreign or a U.S.  company.  For the purposes of the  Portfolio's  policy to invest a certain  percentage  of its assets in foreign  securities,  the  investments  of the  Portfolio  in ADRs,  GDRs and  other  types of  depositary  receipts  are  deemed to be investments in the underlying securities.

         ADRs may be sponsored or  unsponsored.  A sponsored  ADR is issued by a depositary  which has an exclusive  relationship  with the issuer of the underlying  security.  An unsponsored ADR may be issued by any number of U.S.  depositories.  Under the terms of most sponsored  arrangements,  depositories  agree to distribute  notices of shareholder  meetings and voting  instructions,  and to provide shareholder  communications  and other  information  to the ADR holders at the request of the issuer of the deposited  securities.  The depositary of an  unsponsored  ADR, on the other hand, is under no obligation to distribute  shareholder  communications  received from the issuer of the deposited  securities or to pass through  voting  rights to ADR holders in respect of the deposited  securities.  The
Portfolio  may invest in either type of ADR.  Although the U.S.  investor  holds a substitute  receipt of ownership  rather than direct stock  certificates,  the use of the depositary  receipts in the United Sates can reduce costs and delays as well as potential currency exchange and other  difficulties.  The  Portfolio may purchase  securities in local markets and direct  delivery of these shares to the local  depositary of an ADR agent bank in the foreign  country.  Simultaneously,  the ADR agents create a certificate  which settles at the  Portfolio's  custodian in five days.  The Portfolio may also execute  trades on the U.S.  markets using  existing  ADRs. A foreign issuer of the  security  underlying  an ADR is  generally  not subject to the same  reporting  requirements  in the United  States as a domestic  issuer.  Accordingly,  information  available to a U.S.  investor will be limited to the  information  the foreign  issuer is required to disclose in its country and the market value of an ADR may not reflect  undisclosed  material  information  concerning  the issuer of the  underlying  security.  ADRs may also be  subject  to  exchange  rate  risks if the  underlying  foreign  securities  are denominated in a foreign currency.

         Emerging  Markets.  The  Portfolio may invest in securities of  government,  government-related,  supranational  and corporate issuers located in emerging markets.  Such investments entail significant risks as described below.

         Company Debt.  Governments of many emerging  market  countries have exercised and continue to exercise  substantial  influence over many aspects of the private  sector  through the  ownership  or control of many  companies,  including  some of the largest in any given  country.  As a result,  government  actions in the future could have a  significant  effect on economic  conditions  in emerging markets,  which in turn, may adversely  affect  companies in the private  sector,  general  market  conditions and prices and yields of certain of the securities in the Portfolio's portfolio.  Expropriation,  confiscatory taxation,  nationalization,  political,  economic or social  instability or other similar  developments  have occurred  frequently over the history of certain emerging markets and could adversely affect the Portfolio's assets should these conditions recur.

         Foreign  currencies.  Some emerging  market  countries may have managed  currencies,  which are not free floating  against the
U.S.  dollar.  In addition,  there is risk that certain  emerging market countries may restrict the free conversion of their currencies into other currencies.  Further,  certain emerging market  currencies may not be  internationally  traded.  Certain of these currencies have  experienced  a steep  devaluation  relative  to the U.S.  dollar.  Any  devaluations  in the  currencies  in which a  Portfolio's portfolio securities are denominated may have a detrimental impact on the Portfolio's net asset value.

         Inflation.  Many emerging markets have  experienced  substantial,  and in some periods  extremely high, rates of inflation for many years.  Inflation and rapid  fluctuations  in inflation  rates have had and may continue to have adverse  effects on the economies and securities  markets of certain emerging market  countries.  In an attempt to control  inflation,  wage and price controls have been imposed in certain  countries.  Of these countries,  some, in recent years,  have begun to control  inflation  through prudent economic policies.

         Liquidity;  Trading  Volume;  Regulatory  Oversight.  The securities  markets of emerging market  countries are  substantially smaller,  less  developed,  less liquid and more volatile  than the major  securities  markets in the U.S.  Disclosure  and  regulatory standards are in many respects less  stringent than U.S.  standards.  Furthermore , there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets.

         The limited size of many emerging  market  securities  markets and limited trading volume in the securities of emerging market issuers  compared  to volume of trading in the  securities  of U.S.  issuers  could cause  prices to be erratic for reasons  apart from factors that affect the soundness and  competitiveness  of the securities  issuers.  For example,  limited market size may cause prices to be unduly  influenced by traders who control large positions.  Adverse  publicity and investors'  perceptions,  whether or not based on in-depth fundamental analysis, may decrease the value and liquidity of portfolio securities.

         The risk also exists that an emergency  situation may arise in one or more emerging  markets,  as a result of which trading of securities may cease or may be  substantially  curtailed and prices for the  Portfolio's  securities in such markets may not be readily available.  The Portfolio may suspend  redemption of its shares for any period during which an emergency  exists,  as determined by the
SEC. If market  prices are not readily  available,  the  Portfolio's  securities  in the affected  markets will be valued at fair value determined in good faith by or under the direction of the Board of Trustees.

         Withholding.  Income  from  securities  held by the  Portfolio  could be reduced by a  withholding  tax on the source or other taxes imposed by the emerging  market  countries in which the Portfolio  makes its  investments.  The  Portfolio's  net asset value may also be affected by changes in the rates or methods of taxation  applicable  to the Portfolio or to entities in which the Portfolio has invested.  The Sub-advisor will consider the cost of any taxes in determining  whether to acquire any particular  investments,  but can provide no assurance that the taxes will not be subject to change.

         Forward  Contracts.  The Portfolio may enter into  contracts for the purchase or sale of a specific  currency at a future date at a price at the time the contract is entered  into (a "Forward  Contract"),  for hedging  purposes  (e.g.,  to protect its current or intended investments from fluctuations in currency exchange rates) as well as for non-hedging purposes.

         The Portfolio  does not presently  intend to hold Forward  Contracts  entered into until  maturity,  at which time it would be required to deliver or accept  delivery of the  underlying  currency,  but will seek in most  instances to close out  positions in such
Contracts by entering into  offsetting  transactions,  which will serve to fix the  Portfolio's  profit or loss based upon the value of the Contracts at the time the offsetting transactions is executed.

         The Portfolio will also enter into transactions in Forward  Contracts for other than hedging purposes,  which presents greater profit  potential but also involves  increased  risk.  For example,  the  Portfolio  may purchase a given  foreign  currency  through a
Forward  Contract  if, in the  judgement  of the  Sub-advisor,  the value of such  currency is  expected  to rise  relative to the U.S.
dollar.  Conversely,  the Portfolio may sell the currency  through a Forward  Contract if the Sub-advisor  believes that its value will decline relative to the dollar.

         For an additional  discussion of Forward  Contracts see this Statement and the Trust's  Prospectus under "Certain Risk Factors and Investment Methods."

         Futures  Contracts.  The Portfolio may purchase and sell futures  contracts  ("Future  Contracts") on stock  indices,  foreign currencies,  interest rates or interest-rate  related  instruments,  indices of foreign  currencies or commodities.  The Portfolio also may  purchase and sell  Futures  Contracts on foreign or domestic  fixed  income  securities  or indices of such  securities  including municipal  bond indices and any other indices of foreign or domestic  fixed income  securities  that may become  available for trading.
Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law.

         Futures  Contracts differ from options in that they are bilateral  agreements,  with both the purchaser and the seller equally obligated to complete the  transaction.  Futures  Contracts call for settlement  only on the expiration date and cannot be exercised at any other time during their term.

         Purchases or sales of stock index futures  contracts are used to attempt to protect the Portfolio's  current or intended stock investments  from  broad  fluctuations  in stock  prices.  For  example,  the  Portfolio  may sell stock  index  futures  contracts  in anticipations  of or during market decline to attempt to offset the decrease in market value of the  Portfolio's  securities  portfolio that might otherwise  result.  If such decline occurs,  the loss in value of portfolio  securities may be offset,  in whole or in part, by gains on the futures  position.  When the Portfolio is not fully  invested in the  securities  market and  anticipates a significant market  advance,  it may purchase  stock index  futures in order to gain rapid market  exposure  that may, in part or entirely,  offset increases in the cost of securities that the Portfolio  intends to purchase.  As such purchases are made, the  corresponding  positions in stock index futures  contracts  will be closed out. In a substantial  majority of these  transactions,  the Portfolio  will purchase such  securities  upon  termination  of the futures  position,  but under unusual  market  conditions,  a long futures  position may be terminated without a related purchase of securities.

         The  Portfolio  may purchase and sell foreign  currency  futures  contracts  for hedging  purposes,  to attempt to protect its current or intended  investments  from  fluctuations in currency  exchange rates.  Such  fluctuations  could reduce the dollar value of portfolio securities  denominated in foreign currencies,  or increase the dollar cost of  foreign-denominated  securities,  or increase the dollar cost of  foreign-denominated  securities to be acquired,  even if the value of such  securities  in the  currencies in which they are denominated  remains constant.  The Portfolio may sell futures contracts on a foreign  currency,  for example,  where it holds securities  denominated  in such currency and it  anticipates a decline in the value of such  currency  relative to the dollar.  In the event such decline occurs,  the resulting adverse effect on the value of  foreign-denominated  securities may be offset, in whole or in part, by gains on the futures contracts.

         Conversely,  the Portfolio  could protect against a rise in the dollar cost of  foreign-denominated  securities to be acquired by  purchasing  futures  contracts on the relevant  security,  which could  offset,  in whole or in part,  the  increased  cost of such securities  resulting from the rise in the dollar value of the underlying  currencies.  Where the Portfolio purchases futures contracts under such circumstances,  however,  and the prices of securities to be acquired instead decline,  the Portfolio will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

         For further information on Futures Contracts, see this Statement under "Certain Risk Factors and Investment Methods."

         Investment in Other  Investment  Companies.  The Portfolio may invest in other investment  companies,  including both open-end and closed-end  companies.  Investments in closed-end  investment  companies may involve the payment of substantial  premiums above the value of such investment companies' portfolio securities.

         Options.  The Portfolio may invest in the  following  types of options,  which  involves the risks  described  below under the caption "Risk Factors."

         Options  on  Foreign  Currencies.  The  Portfolio  may  purchase  and write  options on foreign  currencies  for  hedging  and non-hedging  purposes in a manner  similar to that in which Futures  Contracts on foreign  currencies,  or Forward  Contracts,  will be utilized.  For  example,  where a rise in the dollar  value of a  currency  in which  securities  to be  acquired  are  denominated  is projected,  thereby  increasing  the cost of such  securities,  the Portfolio may purchase call options  thereon.  The purchase of such options could offset, at least partially, the effect of the adverse movements in exchange rates.

         Similarly,  instead of purchasing a call option to hedge against an  anticipated  increase in the dollar cost of securities to be acquired,  the  Portfolio  could write a put option on the relevant  currency  which,  if rates move in the manner  projected,  will expire  unexercised  and allow the Portfolio to hedge such increased  cost up to the amount of the premium.  Foreign  currency  options written by the Portfolio will generally be covered in a manner similar to the covering of other types of options.

         Options of Futures  Contracts.  The Portfolio  may also  purchase and write options to buy or sell those Futures  Contracts in which it may invest as described  above under "Futures  Contracts."  Such investment  strategies will be used for hedging  purposes and for non-hedging purposes, subject to applicable law.

         Options on  Futures  Contracts  that are  written or  purchased  by the  Portfolio  on U.S.  Exchanges  are traded on the same contract market as the underlying  Futures  Contract,  and, like Futures  Contracts,  are subject to the regulation by the CFTC and the performance  guarantee of the exchange  clearinghouse.  In addition,  Options on Futures Contracts may be traded on foreign  exchanges.
The Portfolio may cover the writing of call Options on Futures  Contracts (a) through  purchases of the  underlying  Futures  Contract,
(b) through ownership of the instrument,  or instruments  included in the index,  underlying the Futures  Contract,  or (c) through the holding of a call on the same Futures  Contract and in the same  principal  amount as the call written where the exercise  price of the call held (i) is equal to or less than the exercise  price of the call  written or (ii) is greater than the exercise  price of the call written if the  Portfolio  owns liquid and  unencumbered  assets equal to the  difference.  The  Portfolio may cover the writing of put
Options  on Futures  Contracts  (a)  through  sales of the  underlying  Futures  Contract,  (b)  through  the  ownership  of liquid and unencumbered  assets equal to the value of the security or index underlying the Futures  Contract,  or (c) through the holding of a put on the same  Futures  Contract and in the same  principal  amount as the put written  where the  exercise  price of the put held (i) is equal to or  greater  than the  exercise  price of the put  written or where the  exercise  price of the put held (ii) is less than the exercise price of the put written if the Portfolio owns liquid and  unencumbered  assets equal to the difference.  Put and call Options on Futures  Contracts  may also be covered in such other  manner as may be in  accordance  with the rules of the  exchange on which the option is traded  and  applicable  laws and  regulations.  Upon the  exercise  of a call  Option on a Futures  Contract  written by the
Portfolio,  the Portfolio will be required to sell the underlying  Futures  Contract which, if the Portfolio has covered its obligation through the  purchase of such  Contract,  will serve to  liquidate  its futures  position.  Similarly,  where a put Option on a Futures
Contract  written by the Portfolio is exercised,  the Portfolio will be required to purchase the underlying  Futures Contract which, if the Portfolio has covered its obligation through the sale of such Contract, will close out its futures position.

         Depending on the degree of correlation  between changes in the value of its portfolio  securities and the changes in the value of its  futures  positions,  the  Portfolio's  losses  from  existing  Options on Futures  Contracts  may to some  extent be reduced or increased by changes in the value of portfolio securities.

         Options on  Securities.  The Portfolio may write (sell)  covered put and call options,  and purchase put and call options,  on securities.

         A call option  written by the  Portfolio  is  "covered"  if the  Portfolio  owns the  security  underlying  the call or has an absolute and immediate right to acquire that security without  additional cash  consideration (or for additional cash  consideration if the Portfolio  owns liquid and  unencumbered  assets equal to the amount of cash  consideration)  upon  conversion or exchange of other securities  held in its  portfolio.  A call option is also covered if the  Portfolio  holds a call on the same security and in the same principal  amount as the call written where the exercise  price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the Portfolio owns liquid and  unencumbered  assets equal to the difference.  If the portfolio  writes a put option it must segregate  liquid and  unencumbered  assets with a value equal to the exercise price,  or else holds a put on the same security and in the same principal  amount as the put written where the exercise price of the put held is equal to or greater than the exercise  price of the put written or where the exercise  price of the put held is less than the exercise  price of the put written if the  Portfolio  owns liquid and  unencumbered  assets equal to the  difference.  Put and call options  written by the Portfolio may also be covered in such other manner as may be in accordance  with the  requirements  of the exchange on which, or the counterparty with which, the option is traded, and applicable laws and regulations.

         Effecting a closing  transaction  in the case of a written call option will permit the  Portfolio to write another call option on the underlying  security with either a different  exercise price or expiration  date or both, or in the case of a written put option will permit the  Portfolio to write  another put option to the extent that the  Portfolio  owns liquid and  unencumbered  assets.  Such transactions  permit the  Portfolio  to generate  additional  premium  income,  which will  partially  offset  declines in the value of portfolio  securities or increases in the cost of  securities to be acquired.  Also,  effecting a closing  transaction  will permit the cash or proceeds from the concurrent  sale of any securities  subject to the option to be used for other  investments of the Portfolio, provided  that another  option on such  security is not  written.  If the  Portfolio  desires to sell a  particular  security  from its portfolio  on which it has written a call  option,  it will effect a closing  transaction  in  connection  with the option  prior to or concurrent with the sale of the security.

         The  Portfolio  may write  options in  connection  with  buy-and-write  transactions;  that is, the  Portfolio  may purchase a security and then write a call option  against that security.  The exercise price of the call option the Portfolio  determines to write will  depend  upon  the  expected  price  movement  of the  underlying  security.  The  exercise  price of a call  option  may be below
("in-the-money"),  equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written.  Buy-and-write  transactions  using  in-the-money call options may be used when it is expected that the price of the underlying security will decline moderately during the option period.  Buy-and-write  transactions using  out-of-the-money call options may be used when it is expected that the premiums  received from writing the call option plus the  appreciation  in the market price of the  underlying  security up to the  exercise  price will be greater  than the  appreciation  in the price of the  underlying  security alone.  If the call options are exercised in such  transactions,  the Portfolio's  maximum gain will be the premium  received by it for writing the option,  adjusted  upwards or downwards by the difference  between the  Portfolio's  purchase price of the security and the exercise price, less related  transaction  costs. If the options are not exercised and the price of the underlying  security  declines, the amount of such decline will be offset in part, or entirely, by the premium received.

         The writing of covered put options is similar in terms of risk/return  characteristics to buy-and-write  transactions.  If the market price or the underlying  security rises or otherwise is above the exercise price,  the put option will expire  worthless and the
Portfolio's  gain will be limited to the premium  received,  less related  transaction  costs.  If the market  price of the  underlying security  declines or otherwise is below the exercise  price,  the Portfolio may elect to close the position or retain the option until it is exercised,  at which time the Portfolio will be required to take delivery of the security at the exercise price;  the Portfolio's return  will be the  premium  received  from the put option  minus the amount by which the market  price of the  security  is below the exercise  price,  which  could  result in a loss.  Out-of-the-money,  at-the-money  and  in-the-money  put  options  may be used by the
Portfolio in the same market environments that call options are used in equivalent buy-and-write transactions.

         The Portfolio may also write  combinations  of put and call options on the same security,  known as "straddles"  with the same exercise  price and expiration  date. By writing a straddle,  the Portfolio  undertakes a simultaneous  obligation to sell and purchase the same  security in the event that one of the options is  exercised.  If the price of the security  subsequently  rises  sufficiently above the  exercise  price to cover the  amount of the  premium  and  transaction  costs,  the call will  likely be  exercised  and the
Portfolio will be required to sell the underlying  security at a below market price. This loss may be offset,  however,  in whole or in part, by the premiums  received on the writing of the two options.  Conversely,  if the price of the security  declines by a sufficient amount,  the put will likely be exercised.  The writing of straddles will likely be effective,  therefore,  only where the price of the security  remains stable and neither the call nor the put is exercised.  In those instances where one of the options is exercised,  the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

         The writing of options on securities will not be undertaken by the Portfolio  solely for hedging  purposes,  and could involve certain  risks  which are not  present in the case of hedging  transactions.  Moreover,  even where  options  are  written  for hedging purposes,  such  transactions  constitute  only a partial  hedge  against  declines  in the value of  portfolio  securities  or against increases in the value of securities  to be acquired,  up to the amount of the premium.  The  Portfolio  may also purchase  options for hedging purposes or to increase its return.

         The  Portfolio  may also  purchase  call options to hedge  against an increase in the price of  securities  that the Portfolio anticipates  purchasing in the future.  If such increase  occurs,  the call option will permit the Portfolio to purchase the securities at the exercise price, or to close out the options at a profit.

         Options on Stock  Indices.  The Portfolio  may write (sell)  covered call and put options and purchase call and put options on stock  indices.  The  Portfolio  may cover  written call options on stock  indices by owning  securities  whose price  changes,  in the opinion of the Sub-advisor,  are expected to be similar to those of the underlying  index, or by having an absolute and immediate right to acquire such securities  without  additional cash  consideration (or for additional cash  consideration if the Portfolio owns liquid and unencumbered  assets equal to the amount of cash  consideration)  upon conversion or exchange of other securities in its portfolio.
The  Portfolio  may also cover call options on stock  indices by holding a call on the same index and in the same  principal  amount as the call written where the exercise  price of the call held (a) is equal to or less than the exercise  price of the call written or (b)
is greater than the exercise  price of the call written if the Portfolio own liquid and  unencumbered  assets equal to the  difference.
If the Portfolio  writes put options on stock  indices,  it must  segregate  liquid and  unencumbered  assets with a value equal to the exercise price,  or hold a put on the same stock index and in the same principal  amount as the put written where the exercise price of the put held (a) is equal to or greater  than the exercise  price of the put written or (b) is less than the exercise  price of the put written if the Portfolio owns liquid and  unencumbered  assets equal to the difference.  Put and call options on stock indices may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the  counterparty  with which,  the option is traded and applicable laws and regulations.

         The  purchase of call options on stock  indices may be used by the  Portfolio to attempt to reduce the risk of missing a broad market advance,  or an advance in an industry or market segment,  at a time when the Portfolio holds uninvested cash or short-term debt securities  awaiting  investment.  When purchasing  call options for this purpose,  the Portfolio will also bear the risk of losing all or a portion of the premium  paid it the value of the index does not rise.  The  purchase  of call  options on stock  indices  when the
Portfolio is substantially  fully invested is a form of leverage,  up to the amount of the premium and related  transaction  costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the Portfolio owns.

         The index  underlying a stock index option may be a  "broad-based"  index,  such as the Standard & Poor's 500 Index or the New
York Stock Exchange  Composite Index,  the changes in value of which ordinarily will reflect  movements in the stock market in general.
In  contrast,  certain  options may be based on narrower  market  indices,  such as the  Standard & Poor's 100 Index,  or on indices of securities  of  particular  industry  groups,  such as those of oil and gas or technology  companies.  A stock index  assigns  relative values to the stocks included in the index and the index  fluctuates  with changes in the market values of the stocks so included.  The composition of the index is changed periodically.

         For an additional discussion of options, see this Statement under "Certain Risk Factors and Investment Methods."

         Special Risk Factors.

Risk of Imperfect  Correlation of Hedging  Instruments  with the  Portfolio's  Portfolio.  The use of derivatives  for "cross  hedging"
purposes (such as a transaction in a Forward  Contract on one currency to hedge exposure to a different  currency) may involve  greater correlation  risks.  Consequently,  the Portfolio bears the risk that the price of the portfolio  securities being hedged will not move in the same amount or direction as the underlying index or obligation.

         It should be noted that stock index futures  contracts or options based upon a narrower index of securities,  such as those of a particular  industry group,  may present greater risk than options or futures based on a broad market index.  This is due to the fact that a narrower index is more  susceptible to rapid and extreme  fluctuations  as a result of changes in the value of a small number of securities.  Nevertheless,  where the Portfolio enters into  transactions in options or futures on  narrowly-based  indices for hedging purposes,  movements  in the  value of the  index  should,  if the hedge is  successful,  correlate  closely  with the  portion  of the
Portfolio's portfolio or the intended acquisitions being hedged.

         The trading of derivatives for hedging  purposes  entails the additional risk of imperfect  correlation  between  movements in the price of the derivative  and the price of the underlying  index or  obligation.  The  anticipated  spread between the prices may be distorted  due to the  difference  in the nature of the markets  such as  differences  in margin  requirements,  the  liquidity of such markets and the  participation  of speculators in the derivatives  markets.  In this regard,  trading by speculators in derivatives has in the past  occasionally  resulted in market  distortions,  which may be difficult or  impossible  to predict,  particularly  near the expiration of such instruments.

         The  trading of Options on  Futures  Contracts  also  entails  the risk that  changes in the value of the  underlying  Futures
Contracts  will not be fully  reflected in the value of the option.  The risk of imperfect  correlation,  however,  generally  tends to diminish as the maturity date of the Futures Contract or expiration date of the option approaches.

         Further,  with  respect to options on  securities,  options on stock  indices,  options on  currencies  and Options on Futures
Contracts,  the  Portfolio is subject to the risk of market  movements  between the time that the option is  exercised  and the time of performance thereunder.  This could increase the extent of any loss suffered by the Portfolio in connection with such transactions.

         In writing a covered call option on a security,  index or futures  contract,  the Portfolio  also incurs the risk that changes in the value of the  instruments  used to cover the  position  will not  correlate  closely  with changes in the value of the option or underlying  index or instrument.  For example,  where the Portfolio  covers a call option written on a stock index through  segregation of securities,  such  securities may not match the composition of the index,  and the Portfolio may not be fully covered.  As a result, the Portfolio could be subject to risk of loss in the event of adverse market movements.

         Risks of Non-Hedging  Transactions.  The Portfolio may enter  transactions in derivatives for non-hedging  purposes as well as hedging  purposes.  Non-hedging  transactions  in such  instruments  involve  greater  risks and may result in losses  which may not be offset by  increases in the value of portfolio  securities  or declines in the cost of  securities  to be acquired.  Nevertheless,  the method of covering an option  employed by the Portfolio may not fully protect it against risk of loss and, in any event,  the Portfolio could suffer losses on the option position which might not be offset by  corresponding  portfolio  gains.  The Portfolio may also enter into futures,  Forward  Contracts  for  non-hedging  purposes.  For example,  the  Portfolio  may enter into such a  transaction  as an alternative  to  purchasing  or selling  the  underlying  instrument  or to obtain  desired  exposure  to an index or  market.  In such instances,  the Portfolio will be exposed to the same economic  risks  incurred in purchasing or selling the  underlying  instrument or instruments.  However,  transactions in futures,  Forward Contracts may be leveraged,  which could expose the Portfolio to greater risk of loss than such purchases or sales.  Entering into  transactions in derivatives  for other than hedging  purposes,  therefore,  could expose the Portfolio to significant  risk of loss if the prices,  rates or values of the underlying  instruments or indices do not move in the direction or to the extent anticipated.

         With  respect to the writing of  straddles  on  securities,  the  Portfolio  incurs the risk that the price of the  underlying security will not remain  stable,  that one of the options  written will be exercised and that the resulting loss will not be offset by the amount of the premiums  received.  Such  transactions,  therefore,  create an  opportunity  for  increased  return by providing the
Portfolio with two  simultaneous  premiums on the same security,  but involve  additional  risk, since the Portfolio may have an option exercised against it regardless of whether the price of the security increases or decreases.

         Risk of a Potential  Lack of a Liquid  Secondary  Market.  Prior to exercise or expiration,  a futures or option  position can only be  terminated  by entering  into a closing  purchase or sale  transaction.  In that event,  it may not be possible to close out a position held by the Portfolio,  and the Portfolio could be required to purchase or sell the instrument  underlying an option,  make or receive a cash settlement or meet ongoing variation margin  requirements.  Under such circumstances,  if the Portfolio has insufficient cash available to meet margin  requirements,  it will be necessary to liquidate portfolio  securities or other assets at a time when it is  disadvantageous  to do so. The inability to close out options and futures  positions,  therefore,  could have an adverse  impact on the Portfolio's ability effectively to hedge its portfolio, and could result in trading losses.

         The  trading  of Futures  Contracts  and  options is also  subject to the risk of  trading  halts,  suspensions,  exchange  or clearinghouse  equipment  failures,  government  intervention,  insolvency of a brokerage firm or clearinghouse or other disruptions of normal  trading  activity,  which could at times make it difficult or impossible to liquidate  existing  positions or to recover excess variation margin payments.

         Potential  Bankruptcy of a Clearinghouse or Broker.  When the Portfolio enters into  transactions in  exchange-traded  futures or options,  it is exposed to the risk of the potential  bankruptcy of the relevant exchange  clearinghouse or the broker through which the Portfolio has effected the  transaction.  In that event,  the Portfolio might not be able to recover  amounts  deposited as margin, or amounts owed to the Portfolio in connection with its  transactions,  for an indefinite period of time, and could sustain losses of a portion or all of such  amounts.  Moreover,  the  performance  guarantee  of an exchange  clearinghouse  generally  extends only to its members and the Portfolio could sustain losses, notwithstanding such guarantee, in the event of the bankruptcy of its broker.

         Trading and Position  Limits.  The  exchanges on which  futures and options are traded may impose  limitations  governing  the maximum number of positions on the same side of the market and involving the same underlying  instrument  which may be held by a single investor,  whether  acting alone or in concert with others  (regardless  of whether  such  contracts  are held on the same or different exchanges  or held or written in one or more  accounts  or through one or more  brokers.)  Further,  the CFTC and the various  contract markets have  established  limits referred to as "speculative  position limits" on the maximum net long or net short position which any person may hold or control in a particular  futures or option  contract.  An exchange may order the  liquidation of positions  found to be in violation  of these  limits and it may impose  other  sanctions  or  restrictions.  The  Sub-advisor  does not believe that these trading and position limits will have any adverse impact on the strategies for hedging the portfolios of the Portfolio.

         Risks of Options on Futures  Contracts.  The amount of risk the  Portfolio  assumes  when it  purchases an Option on a Futures
Contract is the premium paid for the option,  plus related  transaction  costs. In order to profit from an option  purchased,  however, it may be necessary to exercise the option and to liquidate the underlying  Futures Contract,  subject to the risks of the availability of a liquid  offset  market  described  herein.  The writer of an Option on a Futures  Contract  is  subject to the risks of  commodity futures trading,  including the requirement of initial and variation margin payments,  as well as the additional risk that movements in the price of the option may not correlate with movements in the price of the underlying security, index, currency or Futures Contract.

         Risks of Transactions in Foreign  Currencies and  Over-the-Counter  Derivatives and Other  Transactions  Not Conducted on U.S.
Exchanges.  Transactions  in Forward  Contracts  on  foreign  currencies,  as well as futures  and  options on foreign  currencies  and transactions  executed on foreign  exchanges,  are subject to all of the  correlation,  liquidity and other risks  outlined  above.  In addition,  however,  such transactions are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying  such  contracts,  which could  restrict or eliminate  trading and could have a substantial  adverse  effect on the value of positions  held by the  Portfolio.  Further,  the value of such  positions  could be  adversely  affected by a number of other  complex political and economic factors applicable to the countries issuing the underlying currencies.

         Further,  unlike trading in most other types of instruments,  there is no systematic  reporting of last sale  information with respect to the foreign currencies  underlying  contracts thereon. As a result, the available  information on which trading systems will be based may not be as complete as the comparable  data on which the Portfolio  makes  investment  and trading  decisions in connection with other  transactions.  Moreover,  because the foreign  currency  market is a global,  24-hour  market,  events  could occur in that market  which will not be  reflected  in the  forward,  futures or options  market  until the  following  day,  thereby  making it more difficult for the Portfolio to respond to such events in a timely manner.

         Settlements of exercises of  over-the-counter  Forward  Contracts or foreign currency options  generally must occur within the country  issuing the underlying  currency,  which in turn requires  traders to accept or make delivery of such currencies in conformity with any U.S. or foreign  restrictions  and  regulations  regarding the maintenance of foreign banking  relationships,  fees,  taxes or other charges.

         Unlike  transactions  entered into by the Portfolio in Futures Contracts and  exchange-traded  options, on foreign currencies,
Forward Contracts,  over-the-counter  options on securities,  swaps and other  over-the-counter  derivatives are not traded on contract markets  regulated by the CFTC or (with the exception of certain foreign currency  options) the SEC. To the contrary,  such instruments are traded through  financial  institutions  acting as  market-makers,  although  foreign  currency  options are also traded on certain national  securities  exchanges,  such as the  Philadelphia  Stock  Exchange and the Chicago  Board  Options  Exchange,  subject to SEC regulation.  In an  over-the-counter  trading  environment,  many of the  protections  afforded  to exchange  participants  will not be available.  For example,  there are no daily price  fluctuation  limits,  and adverse market  movements could therefore  continue to an unlimited  extent over a period of time.  Although  the  purchaser  of an option  cannot lose more than the amount of the premium  plus related  transaction  costs,  this entire amount could be lost.  Moreover,  the option writer and a trader of Forward  Contracts  could lose amounts substantially in excess of their initial investments,  due to the margin and collateral  requirements associated with such positions.

         In  addition,  over-the-counter  transactions  can only be  entered  into with a  financial  institution  willing  to take the opposite  side,  as  principal,  of the  Portfolio's  position  unless  the  institution  acts as  broker  and is able to find  another counterparty  willing to enter into the  transaction  with the  Portfolio.  Where no such  counterparty  is  available,  it will not be possible to enter into a desired transaction.

         Further,  over-the-counter transactions are not subject to the guarantee of an exchange clearinghouse,  and the Portfolio will therefore be subject to the risk of default by, or the bankruptcy of, the financial  institution  serving as its  counterparty.  One or more of such  institutions  also may decide to discontinue  their role as market-makers in a particular  currency or security,  thereby restricting the Portfolio's ability to enter into desired hedging transactions.

         Options on  securities,  options on stock  indices,  Futures  Contracts,  Options on Futures  Contracts and options on foreign currencies  may be traded on  exchanges  located in foreign  countries.  Such  transactions  may not be conducted in the same manner as those entered into on U.S.  exchanges,  and may be subject to different margin,  exercise,  settlement or expiration  procedures.  As a result, many of the risks of over-the-counter trading may be present in connection with such transactions.

         Options on foreign  currencies  traded on national  securities  exchanges are within the jurisdiction of the SEC, as are other securities  traded on such  exchanges.  As a result,  many of the  protections  provided  to traders  on  organized  exchanges  will be available  with  respect to such  transactions.  In  particular,  all foreign  currency  option  positions  entered  into on a national securities  exchange  are cleared and  guaranteed  by the Options  Clearing  Corporation  (the  "OCC"),  thereby  reducing  the risk of counterparty default.

         The  purchase  and sale of  exchange-traded  foreign  currency  options,  is subject  to the risks  regarding  adverse  market movements,  margining of options written, the nature of the foreign currency market, possible intervention by governmental  authorities and the effects of other political and economic events.  In addition,  exchange-traded  options on foreign  currencies  involve certain risks not presented by the  over-the-counter  market.  For example,  exercise and  settlement of such options must be made  exclusively through the OCC, which has established  banking  relationships in applicable  foreign countries for this purpose.  As a result, the OCC may, if it determines that foreign  governmental  restrictions or taxes would prevent the orderly settlement of foreign currency option exercises,  or would result in undue burdens on the OCC or its clearing member,  impose special  procedures on exercise and settlement, such as  technical  changes in the  mechanics  of delivery of  currency,  the fixing of dollar  settlement  prices or  prohibitions  on exercise.

         Short Term  Instruments.  The  Portfolio may hold cash and invest in cash  equivalents,  such as  short-term  U.S.  Government
Securities, commercial paper and bank instruments.

         Temporary Defensive  Positions.  During periods of unusual market conditions when the Sub-advisor  believes that investing for temporary  defensive  purposes is  appropriate,  or in order to meet  anticipated  redemption  requests,  a large portion or all of the assets of the  Portfolio may be invested in cash  (including  foreign  currency) or cash  equivalents,  including,  but not limited to, obligations of banks (including  certificates of deposit,  bankers acceptances,  time deposits and repurchase  agreements),  commercial paper, short-term notes, U.S. Government securities and related repurchase agreements.

         "When-Issued"  Securities.  The  Portfolio may purchase  securities  on a  "when-issued,"  "forward  commitment,"  or "delayed delivery  basis."  The  commitment  to  purchase a security  for which  payment  will be made on a future date may be deemed a separate security.  While awaiting  delivery of securities  purchased on such basis, the Portfolio will identify liquid and unencumbered  assets equal to its forward delivery commitment.

         For more  information  about  when-issued  securities,  please see this  Statement  under "Certain Risk Factors and Investment
Methods."

AST Marsico Capital Growth Portfolio:

Investment  Objective:  The  investment  objective  of the  Portfolio  is to seek  capital  growth.  Realization  of  income  is not an investment  objective  and any income  realized on the  Portfolio's  investments,  therefore,  will be  incidental  to the  Portfolio's objective.

Investment Policies:

         Futures,  Options and Other Derivative  Instruments.  The Portfolio may enter into futures contracts on securities,  financial indices, and foreign currencies and options on such contracts,  and may invest in options on securities,  financial indices and foreign currencies,  forward  contracts and swaps. The Portfolio will not enter into any futures  contracts or options on futures  contracts if the aggregate amount of the Portfolio's  commitments  under  outstanding  futures contract  positions and options on futures  contracts written by the  Portfolio  would exceed the market  value of the total assets of the  Portfolio.  The  Portfolio  may invest in forward currency contracts with stated values of up to the value of the Portfolio's assets.

         The Portfolio may buy or write options in privately  negotiated  transactions  on the types of securities and indices based on the types of securities in which the  Portfolio is permitted to invest  directly.  The  Portfolio  will effect such  transactions  only with  investment  dealers  and other  financial  institutions  (such as  commercial  banks or  savings  and loan  institutions)  deemed creditworthy by the  Sub-advisor,  and only pursuant to procedures  adopted by the Sub-advisor for monitoring the  creditworthiness  of those  entities.  To the extent that an option bought or written by the Portfolio in a negotiated  transaction  is illiquid,  the value of an option bought or the amount of the  Portfolio's  obligations  under an option written by the Portfolio,  as the case may be, will be subject to the  Portfolio's  limitation on illiquid  investments.  In the case of illiquid  options,  it may not be possible for the
Portfolio to effect an offsetting  transaction at a time when the Sub-advisor  believes it would be  advantageous  for the Portfolio to do so. For a description of these  strategies and  instruments and certain risks involved  therein,  see this Statement and the Trust's
Prospectus under "Certain Risk Factors and Investment Methods."

         Interest Rate Swaps and  Purchasing  and Selling  Interest Rate Caps and Floors.  In addition to the  strategies  noted above, the Portfolio,  in order to attempt to protect the value of its investments from interest rate or currency exchange rate  fluctuations, may enter into  interest  rate swaps and may buy or sell  interest  rate caps and  floors.  The  Portfolio  expects to enter into these transactions  primarily to preserve a return or spread on a particular  investment or portion of its  investments.  The Portfolio  also may enter into these  transactions  to protect  against any increase in the price of securities the Portfolio may consider  buying at a later date.  The  Portfolio  does not intend to use these  transactions  as  speculative  investments.  Interest rate swaps involve the exchange by the  Portfolio  with  another  party of their  respective  commitments  to pay or receive  interest,  e.g.,  an exchange of floating rate payments for fixed rate payments.  The exchange  commitments  can involve  payments to be made in the same currency or in different  currencies.  The purchase of an interest  rate cap entitles the  purchaser,  to the extent that a specified  index exceeds a predetermined  interest rate, to receive  payments of interest on a  contractually  based  principal  amount from the party selling the interest rate cap. The purchase of an interest rate floor  entitles the purchaser,  to the extent that a specified  index falls below a predetermined  interest rate, to receive  payments of interest on a  contractually  based  principal  amount from the party selling the interest rate floor.

         The  Portfolio  may enter into  interest  rate  swaps,  caps and floors on either an  asset-based  or  liability-based  basis, depending  upon whether it is hedging its assets or its  liabilities,  and will usually  enter into interest rate swaps on a net basis,
i.e., the two payment  streams are netted out, with the Portfolio  receiving or paying,  as the case may be, only the net amount of the two  payments.  The net amount of the  excess,  if any, of the  Portfolio's  obligations  over its  entitlements  with  respect to each interest  rate swap will be  calculated  on a daily basis and an amount of cash or other liquid  assets  having an aggregate  net asset value at least equal to the accrued excess will be maintained in a segregated  account by the Portfolio's  custodian.  If the Portfolio enters into an interest  rate swap on other than a net asset basis,  the  Portfolio  would  maintain a  segregated  account in the full amount  accrued on a daily  basis of the  Portfolio's  obligations  with  respect to the swap.  The  Portfolio  will not enter into any interest rate swap, cap or floor transaction  unless the unsecured senior debt or the claims-paying  ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally  recognized  statistical  rating  organization at the time of entering  into such  transaction.  The  Sub-advisor  will  monitor the  creditworthiness  of all  counterparties  on an ongoing basis. If there is a default by the other party to such a transaction,  the Portfolio will have  contractual  remedies  pursuant to the agreements related to the transaction.

         The swap market has grown  substantially  in recent years with a large  number of banks and  investment  banking  firms acting both as principals and as agents utilizing  standardized  swap  documentation.  The Sub-advisor has determined  that, as a result,  the swap market has become relatively  liquid.  Caps and floors are more recent  innovations for which  standardized  documentation has not yet been  developed  and,  accordingly,  they are less liquid than swaps.  To the extent the  Portfolio  sells (i.e.,  writes) caps and floors,  it will  maintain in a segregated  account cash or other liquid  assets  having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of the Portfolio's obligations with respect to any caps or floors.

         There is no limit on the  amount  of  interest  rate  swap  transactions  that may be  entered  into by the  Portfolio.  These transactions may in some instances  involve the delivery of securities or other underlying  assets by the Portfolio or its counterparty to collateralize  obligations  under the swap. Under the documentation  currently used in those markets,  the risk of loss with respect to interest  rate swaps is limited to the net amount of the payments  that the  Portfolio is  contractually  obligated to make.  If the other party to an interest rate swap that is not  collateralized  defaults,  the Portfolio would risk the loss of the net amount of the payments  that the  Portfolio  contractually  is entitled  to receive.  The  Portfolio  may buy and sell (i.e.,  write) caps and floors without limitation,  subject to the segregated account requirement  described above. For an additional  discussion of these strategies, see this Statement under "Certain Risk Factors and Investment Methods."

         Reverse  Repurchase  Agreements.  The  Portfolio may enter into reverse  repurchase  agreements.  For a  description  of these investment techniques, see the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         High-Yield/High-Risk  Securities.   High-yield/high-risk  securities  (or  "junk"  bonds)  are  debt  securities  rated  below investment grade by the primary rating agencies such as Standard & Poor's Rating Services  ("Standard & Poor's") and Moody's  Investors
Service, Inc.  ("Moody's").  The Portfolio will not invest more than 5% of its total assets in  high-yield/high-risk  and mortgage- and asset-backed securities.

         The value of lower  quality  securities  generally  is more  dependent  on the  ability  of the  issuer to meet  interest  and principal  payments  (i.e.  credit  risk) than is the case for  higher  quality  securities.  Conversely,  the value of higher  quality securities  may be more  sensitive to interest rate  movements  than lower  quality  securities.  The Portfolio  will not purchase debt securities  rated below "CCC-" by Standard & Poor's or "Caa" by Moody's.  The Portfolio may also purchase  unrated bonds of foreign and domestic issuers. For an additional discussion of high-yield/high-risk  and mortgage- and asset-backed  securities,  see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Zero Coupon,  Pay-in-Kind,  and Step Coupon  Bonds.  The  Portfolio  may purchase  zero coupon,  pay-in-kind,  and step coupon bonds.  Zero coupon bonds are debt  securities that do not pay periodic  interest,  but are issued at a discount from their face value.
The discount  approximates  the total amount of interest  the security  will accrue from the date of issuance to maturity.  Pay-in-kind bonds  normally give the issuer the option to pay cash at a coupon  payment date or give the holder of the security a similar bond with the same coupon  rate and a face value equal to the amount of the coupon  payment  that would have been made.  Step coupon  bonds begin to pay coupon  interest,  or pay an increased rate of interest,  at some time after they are issued.  The discount at which step coupon bonds trade depends on the time remaining until cash payments begin,  prevailing  interest rates, the liquidity of the security and the perceived  credit quality of the issuer.  The market value of zero coupon,  pay-in-kind  and step coupon bonds generally will fluctuate more in response to changes in interest rates than will  conventional  interest-paying  securities with comparable  maturities.  For an additional discussion of zero coupon securities, see this STATEMENT under "Certain Risk Factors and Investment Methods."

         Investment Policies Which May Be Changed Without  Shareholder  Approval.  The following  limitations are applicable to the AST
Marsico Capital Growth  Portfolio.  These limitations are not  "fundamental"  restrictions,  and may be changed by the Trustees without shareholder approval.

         1.       The  Portfolio  does not  currently  intend  to sell  securities  short,  unless  it owns or has the  right to obtain securities  equivalent in kind and amount to the securities  sold short without the payment of any additional  consideration  therefor, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

         2.       The Portfolio does not currently intend to purchase  securities on margin,  except that the Portfolio may obtain such short-term  credits as are  necessary  for the  clearance of  transactions,  and provided  that margin  payments and other  deposits in connection with transactions in futures,  options,  swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

         3.       The Portfolio  may not mortgage or pledge any  securities  owned or held by the Portfolio in amounts that exceed,  in the  aggregate,  15% of the  Portfolio's  net asset  value,  provided  that this  limitation  does not apply to (i) reverse  repurchase agreements;  (ii) deposits of assets on margin; (iii) guaranteed  positions in futures,  options,  swaps or forward contracts;  or (iv)
the segregation of assets in connection with such contracts.

         4.       The Portfolio  does not  currently  intend to purchase any  securities or enter into a repurchase  agreement if, as a result,  more than 15% of its net assets would be invested in  repurchase  agreements  not entitling the holder to payment of principal and interest  within seven days and in securities  that are illiquid by virtue of legal or  contractual  restrictions  on resale or the absence of a readily  available  market.  The Trustees of the Trust, or the Sub-advisor  acting pursuant to authority  delegated by the
Trustees,  may determine  that a readily  available  market exists for securities  eligible for resale  pursuant to Rule 144A under the
Securities Act of 1933, as amended,  or any successor to such rule, and Section 4(2)  commercial  paper.  Accordingly,  such securities may not be subject to the foregoing limitation.

5.       The Portfolio may not invest in companies for the purpose of exercising control or management.

AST JanCap Growth Portfolio:

Investment  Objective:  The investment  objective of the Portfolio is growth of capital in a manner consistent with the preservation of capital.  Realization of income is not a significant investment  consideration and any income realized on the Portfolio's  investments, therefore, will be incidental to the Portfolio's objective.

Investment Policies:

         Corporate  Bonds and  Debentures.  The Portfolio may purchase  corporate  bonds and  debentures,  including  bonds rated below investment  grade by the primary  rating  agencies.  The Portfolio will not invest more than 35% of its net assets in bonds rated below investment  grade.  For a discussion of lower rated  securities,  see this  Statement and the Trust's  Prospectus  under  "Certain Risk
Factors and Investment Methods."

         Futures,  Options and Other Derivative  Instruments.  The Portfolio may enter into futures contracts on securities,  financial indices, and foreign currencies and options on such contracts,  and may invest in options on securities,  financial indices and foreign currencies,  forward  contracts and swaps. The Portfolio will not enter into any futures  contracts or options on futures  contracts if the aggregate amount of the Portfolio's  commitments  under  outstanding  futures contract  positions and options on futures  contracts written by the  Portfolio  would exceed the market  value of the total assets of the  Portfolio.  The  Portfolio  may invest in forward currency contracts with stated values of up to the value of the Portfolio's assets.

         The Portfolio may buy or write options in privately  negotiated  transactions  on the types of securities and indices based on the types of securities in which the  Portfolio is permitted to invest  directly.  The  Portfolio  will effect such  transactions  only with  investment  dealers  and other  financial  institutions  (such as  commercial  banks or  savings  and loan  institutions)  deemed creditworthy by the  Sub-advisor,  and only pursuant to procedures  adopted by the Sub-advisor for monitoring the  creditworthiness  of those  entities.  To the extent that an option bought or written by the Portfolio in a negotiated  transaction  is illiquid,  the value of an option bought or the amount of the  Portfolio's  obligations  under an option written by the Portfolio,  as the case may be, will be subject to the  Portfolio's  limitation on illiquid  investments.  In the case of illiquid  options,  it may not be possible for the
Portfolio to effect an offsetting  transaction at a time when the Sub-advisor  believes it would be  advantageous  for the Portfolio to do so. For a description of these  strategies and  instruments and certain risks involved  therein,  see this Statement and the Trust's
Prospectus under "Certain Risk Factors and Investment Methods."

         Interest Rate Swaps and  Purchasing  and Selling  Interest Rate Caps and Floors.  In addition to the  strategies  noted above, the Portfolio,  in order to attempt to protect the value of its investments from interest rate or currency exchange rate  fluctuations, may enter into  interest  rate swaps and may buy or sell  interest  rate caps and  floors.  The  Portfolio  expects to enter into these transactions  primarily to preserve a return or spread on a particular  investment or portion of its  investments.  The Portfolio  also may enter into these  transactions  to protect  against any increase in the price of securities the Portfolio may consider  buying at a later date.  The  Portfolio  does not intend to use these  transactions  as  speculative  investments.  Interest rate swaps involve the exchange by the  Portfolio  with  another  party of their  respective  commitments  to pay or receive  interest,  e.g.,  an exchange of floating rate payments for fixed rate payments.  The exchange  commitments  can involve  payments to be made in the same currency or in different  currencies.  The purchase of an interest  rate cap entitles the  purchaser,  to the extent that a specified  index exceeds a predetermined  interest rate, to receive  payments of interest on a  contractually  based  principal  amount from the party selling the interest rate cap. The purchase of an interest rate floor  entitles the purchaser,  to the extent that a specified  index falls below a predetermined  interest rate, to receive  payments of interest on a  contractually  based  principal  amount from the party selling the interest rate floor.

         The  Portfolio  may enter into  interest  rate  swaps,  caps and floors on either an  asset-based  or  liability-based  basis, depending  upon whether it is hedging its assets or its  liabilities,  and will usually  enter into interest rate swaps on a net basis,
i.e., the two payment  streams are netted out, with the Portfolio  receiving or paying,  as the case may be, only the net amount of the two  payments.  The net amount of the  excess,  if any, of the  Portfolio's  obligations  over its  entitlements  with  respect to each interest  rate swap will be  calculated  on a daily basis and an amount of cash or other liquid  assets  having an aggregate  net asset value at least equal to the accrued excess will be maintained in a segregated  account by the Portfolio's  custodian.  If the Portfolio enters into an interest  rate swap on other than a net basis,  the  Portfolio  would  maintain a segregated  account in the full amount accrued on a daily basis of the  Portfolio's  obligations  with  respect to the swap.  The  Portfolio  will not enter into any interest rate swap, cap or floor transaction  unless the unsecured senior debt or the claims-paying  ability of the other party thereto is rated in one of the three highest rating  categories of at least one nationally  recognized  statistical  rating  organization at the time of entering into such  transaction.  The  Sub-advisor  will monitor the  creditworthiness  of all  counterparties  on an ongoing basis. If there is a default by the other party to such a transaction,  the Portfolio will have contractual  remedies  pursuant to the agreements related to the transaction.

         The swap market has grown  substantially  in recent years with a large  number of banks and  investment  banking  firms acting both as principals and as agents utilizing  standardized  swap  documentation.  The Sub-advisor has determined  that, as a result,  the swap market has become relatively  liquid.  Caps and floors are more recent  innovations for which  standardized  documentation has not yet been  developed  and,  accordingly,  they are less liquid than swaps.  To the extent the  Portfolio  sells (i.e.,  writes) caps and floors,  it will  maintain in a segregated  account cash or other liquid  assets  having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of the Portfolio's obligations with respect to any caps or floors.

         There is no limit on the  amount  of  interest  rate  swap  transactions  that may be  entered  into by the  Portfolio.  These transactions may in some instances  involve the delivery of securities or other underlying  assets by the Portfolio or its counterparty to collateralize  obligations  under the swap. Under the documentation  currently used in those markets,  the risk of loss with respect to interest  rate swaps is limited to the net amount of the payments  that the  Portfolio is  contractually  obligated to make.  If the other party to an interest rate swap that is not  collateralized  defaults,  the Portfolio would risk the loss of the net amount of the payments  that the  Portfolio  contractually  is entitled  to receive.  The  Portfolio  may buy and sell (i.e.,  write) caps and floors without limitation,  subject to the segregated account requirement  described above. For an additional  discussion of these strategies, see this Statement under "Certain Risk Factors and Investment Methods."

         Investment  Company  Securities.  From time to time,  the Portfolio may invest in  securities of other  investment  companies, subject to the  provisions  of Section  12(d)(1) of the 1940 Act. The  Portfolio may invest in securities of money market funds managed by the  Sub-advisor  subject  to the terms of an  exemptive  order  obtained  by the  Sub-advisor  and the funds  that are  advised  or sub-advised by the  Sub-advisor.  Under such order,  the Portfolio  will limit its aggregate  investment in a money market fund managed by the  Sub-advisor  to the greater of (i) 5% of its total  assets or (ii) $2.5  million,  although  the Trust's  Board of Trustees may increase this limit up to 25% of the Trust's total assets.

         Reverse  Repurchase  Agreements.  The Portfolio may enter into reverse  repurchase  agreements.  The Portfolio will enter into such agreements  only to provide cash to satisfy  unusually heavy  redemption  requests and for other temporary or emergency  purposes, rather  than to obtain  cash to make  additional  investments.  For a  description  of these  investment  techniques,  see the  Trust's
Prospectus under "Certain Risk Factors and Investment Methods."

         Investment Policies Which May Be Changed Without  Shareholder  Approval.  The following  limitations are applicable to the AST
JanCap  Growth  Portfolio.  These  limitations  are  not  "fundamental"  restrictions,  and  may be  changed  by the  Trustees  without shareholder approval.

         1.       The  Portfolio  will not  purchase a security if as a result,  more than 15% of its net assets in the  aggregate,  at market value,  would be invested in securities  which cannot be readily resold because of legal or contractual  restrictions  on resale or for which there is no readily available market,  or repurchase  agreements  maturing in more than seven days or securities used as a cover for written  over-the-counter  options,  if any. The Trustees,  or the Investment  Manager or the Sub-advisor  acting pursuant to authority  delegated by the Trustees,  may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities  Act of 1933, or any successor to such rule,  and therefore  that such  securities are not subject to the foregoing limitation.

         2.       The Portfolio may borrow money for temporary or emergency  purposes (not for  leveraging or  investment) in an amount not exceeding 25% of the value of its total assets  (including  the amount  borrowed) less  liabilities  (other than  borrowings).  Any borrowings  that come to exceed 25% of the value of the  Portfolio's  total assets by reason of a decline in net assets will be reduced within three business days to the extent  necessary to comply with the 25%  limitation.  Under such a  circumstance,  the Portfolio may have to  liquidate  securities  at a time when it is  disadvantageous  to do so.  This policy  shall not  prohibit  reverse  repurchase agreements or deposits of assets to margin or guarantee positions in futures,  options, swaps or forward contracts,  or the segregation of assets in connection with such contracts.

         3.       The Portfolio will not enter into any futures  contracts or options on futures contracts for purposes other than bona fide  hedging  transactions  (as defined by the CFTC) if as a result the sum of the initial  margin  deposits  and premium  required to establish  positions in futures contracts and related options that do not fall within the definition of bona fide hedging  transactions would exceed 5% of the fair market value of the Portfolio's net assets.

         4.       The Portfolio will not enter into any futures contracts if the aggregate amount of the Portfolio's  commitments under outstanding futures contracts positions of the Portfolio would exceed the market value of the total assets of the Portfolio.

         5.       The Portfolio will not sell  securities  short,  unless it owns or has the right to obtain  securities  equivalent in kind and amount to the securities sold short, and provided that  transactions in options,  swaps and forward futures  contracts are not deemed to constitute selling securities short.

         6.       The Portfolio  will not mortgage or pledge any securities  owned or held by the Portfolio in amounts that exceed,  in the aggregate,  15% of the Portfolio's net asset value,  provided that this limitation does not apply to reverse repurchase  agreements or in the case of assets  deposited to margin or guarantee  positions in futures,  options,  swaps or forward  contracts or placed in a segregated account in connection with such contracts.

AST DeAM Large-Cap Growth Portfolio:

Investment  Objective:  The  investment  objective of the  Portfolio  is to seek  maximum  appreciation  of  investors'  capital from a portfolio primarily of growth stocks of larger companies.

Investment Policies:

         Options.  The Portfolio may write (sell) call options on securities as long as it owns the  underlying  securities  subject to the option,  or an option to purchase the same underlying  securities having an exercise price equal to or less than the exercise price of the  option,  or will  establish  and  maintain  with the  Portfolio's  custodian  for the term of the option a  segregated  account consisting of cash or other liquid  securities  ("eligible  securities") to the extent required by applicable  regulation in connection with the optioned  securities.  The Portfolio may write put options  provided that, so long as the Portfolio is obligated as the writer of the option,  the Portfolio owns an option to sell the underlying  securities subject to the option having an exercise price equal to or greater than the exercise  price of the option,  or it deposits and maintains  with the custodian in a segregated  account  eligible securities  having a value equal to or greater than the exercise price of the option.  The premium  received for writing an option will reflect,  among other things,  the current  market price of the underlying  security,  the  relationship  of the exercise price to such market  price,  the price  volatility  of the  underlying  security,  the option  period,  supply and demand and  interest  rates.  The
Portfolio may write or purchase  spread  options,  which are options for which the exercise price may be a fixed dollar spread or yield spread  between the security  underlying the option and another  security that is used as a benchmark.  The exercise price of an option may be below,  equal to or above the current market value of the underlying  security at the time the option is written.  The Portfolio may write (sell) call and put options on up to 25% of net assets and may purchase  put and call options  provided  that no more than 5%
of its net assets may be invested in premiums on such options.

         If a secured put option  expires  unexercised,  the writer  realizes a gain from the amount of the premium,  plus the interest income on the  securities  in the  segregated  account.  If the secured put writer has to buy the  underlying  security  because of the exercise  of the put option,  the  secured put writer  incurs an  unrealized  loss to the extent that the current  market  value of the underlying  security  is less than the  exercise  price of the put  option.  However,  this would be offset in whole or in part by gain from the premium received and any interest income earned on the securities in the segregated account.

         For an additional  discussion of investing in options and the risks  involved  therein,  see this  Statement and the Company's
Prospectus under "Certain Risk Factors and Investment Methods."

                  Over-the-Counter  Options.  The  Portfolio  may deal in  over-the-counter  traded  options  ("OTC  options").  Unlike exchange-traded  options,  OTC options are  transacted  directly  with dealers and not with a clearing  corporation.  Since there is no exchange,  pricing is normally done by reference to information  from market makers,  which  information is carefully  monitored by the
Sub-advisor  and  verified in  appropriate  cases.  In writing OTC  options,  the  Portfolio  receives  the premium in advance from the dealer.  OTC options are available for a greater variety of securities or other assets,  and for a wider range of expiration  dates and exercise prices, than exchange-traded options.

         The staff of the SEC takes the  position  that  purchased  OTC  options and the assets used as "cover" for written OTC options are  illiquid  securities.  Accordingly,  the  Portfolio  will only  engage in OTC options  transactions  with  dealers  that have been specifically  approved by the  Sub-advisor.  The  Sub-advisor  believes that the approved  dealers should be able to enter into closing transactions  if  necessary  and,  therefore,  present  minimal  credit  risks to the  Portfolio.  The  Sub-advisor  will  monitor  the creditworthiness  of the approved  dealers on an on-going basis.  The Portfolio  currently will not engage in OTC options  transactions if the amount  invested by the Portfolio in OTC options,  plus a "liquidity  charge"  related to OTC options  written by the Portfolio, plus the amount  invested  by the  Portfolio  in other  illiquid  securities,  would  exceed 15% of the  Portfolio's  net  assets.  The
"liquidity charge" referred to above is computed as described below.

         The  Portfolio  anticipates  entering  into  agreements  with dealers to which the  Portfolio  sells OTC options.  Under these agreements  the  Portfolio  would have the  absolute  right to  repurchase  the OTC  options  from the dealer at any time at a price no greater than a price  established  under the  agreements  (the  "Repurchase  Price").  The "liquidity  charge"  referred to above for a specific OTC option  transaction  will be the  Repurchase  Price related to the OTC option less the intrinsic  value of the OTC option.
The  intrinsic  value of an OTC call option for such purposes  will be the amount by which the current  market value of the  underlying security  exceeds the  exercise  price.  In the case of an OTC put  option,  intrinsic  value will be the amount by which the  exercise price  exceeds the current  market value of the  underlying  security.  If there is no such  agreement  requiring a dealer to allow the
Portfolio to repurchase a specific OTC option  written by the  Portfolio,  the  "liquidity  charge" will be the current market value of the assets serving as "cover" for such OTC option.

                  Options  on  Securities  Indices.  The  Portfolio,  as part of its  options  transactions,  may also use  options  on securities  indices in an attempt to hedge against  market  conditions  affecting the value of  securities  that the Portfolio  owns or intends to  purchase,  and not for  speculation.  When the  Portfolio  writes an option on a securities  index,  it will be required to deposit  with its  custodian  and  mark-to-market  eligible  securities  to the extent  required by  applicable  regulation.  Where the
Portfolio  writes a call option on a securities  index at a time when the contract value exceeds the exercise price, the Portfolio will also  segregate  and  mark-to-market,  until the  option  expires or is closed  out,  cash or cash  equivalents  equal in value to such excess.  The  Portfolio  may also purchase and sell options on indices other than  securities  indices,  as available,  such as foreign currency  indices.  Because index options are settled in cash, a call writer cannot determine the amount of its settlement  obligations in advance and,  unlike call writing on specific  securities,  cannot  cover its  potential  settlement  obligations  by acquiring  and holding the underlying  securities.  Index options involve risks similar to those risks relating to  transactions in financial  futures contracts described below.

         For an additional  discussion of investing in OTC options and options on securities  indices,  and the risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Financial Futures Contracts and Related Options.  The Portfolio may enter into financial  futures  contracts.  This investment technique is designed  primarily to hedge (i.e.  protect) against  anticipated  future changes in market conditions or foreign exchange rates which  otherwise  might  affect  adversely  the value of  securities  or other  assets  which the  Portfolio  holds or intends to purchase.  For example,  when the near-term market view is bearish but the portfolio  composition is judged satisfactory for the longer term,  exposure to temporary  declines in the market may be reduced by entering into futures  contracts to sell  securities or the cash value of an index.  Conversely,  where the  near-term  view is bullish,  but the  Portfolio is believed to be well  positioned  for the longer term with a high cash  position,  the  Portfolio can hedge against  market  increases by entering into futures  contracts to buy securities or the cash value of an index. In either case, the use of futures  contracts would tend to minimize  portfolio  turnover and facilitate the Portfolio's  pursuit of its investment  objective.  Also, if the Portfolio owned long-term bonds and interest rates were expected to rise,  it could sell  financial  futures  contracts.  If interest  rates did  increase,  the value of the bonds held by the
Portfolio would decline,  but this decline would be offset in whole or in part by an increase in the value of the  Portfolio's  futures contracts.  If, on the other hand,  long-term  interest  rates were  expected to decline,  the  Portfolio  could hold  short-term  debt securities and benefit from the income earned by holding such  securities,  while at the same time the Portfolio could purchase futures contracts on long-term  bonds or the cash value of a securities  index.  Thus, the Portfolio  could take  advantage of the  anticipated rise in the value of long-term  bonds without  actually buying them. The futures  contracts and short-term  debt securities  could then be  liquidated  and the cash  proceeds  used to buy long-term  bonds.  At the time of delivery,  in the case of a contract  relating to fixed income  securities,  adjustments  are made to recognize  differences  in value  arising  from the delivery of  securities  with a different  interest rate than that specified in the contract.  In some cases,  securities to be delivered under a futures  contract may not have been issued at the time the contract was written.

         The market prices of futures  contracts may be affected by certain  factors.  If  participants  in the futures market elect to close  out  their  contracts  through  offsetting  transactions  rather  than  meet  margin  requirements,  distortions  in the  normal relationship  between the assets and  futures  market  could  result.  Price  distortions  also could  result if  investors  in futures contracts decide to make or take delivery of underlying  securities or other assets rather than engage in closing  transactions because of the resultant  reduction in the liquidity of the futures  market.  In addition,  because margin  requirements  in the futures market are less onerous than margin  requirements  in the cash market,  increased  participation  by  speculators  in the futures market could cause  temporary  price  distortions.  Due to the  possibility  of these price  distortions  and because of the  imperfect  correlation between movements in the prices of securities or other assets and movements in the prices of futures  contracts,  a correct forecast of market trends by the Sub-advisor still may not result in a successful hedging transaction.

         The  Portfolio  may purchase  and write call and put options on  financial  futures  contracts.  Options on futures  contracts involve risks similar to those risks relating to transactions  in financial  futures  contracts.  The Portfolio will not enter into any futures  contracts or options on futures  contracts if the aggregate of the contract value of the outstanding  futures contracts of the
Portfolio and futures  contracts  subject to outstanding  options  written by the Portfolio would exceed 50% of the total assets of the
Portfolio.  For an additional  discussion of investing in financial  futures  contracts and options on financial  futures contracts and the risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Section 4(2) Paper.  The Portfolio may invest in commercial  paper issued by major  corporations  under the  Securities Act of
1933 in reliance on the exemption from  registration  afforded by Section 3(a)(3) thereof.  Such commercial paper may be issued only to finance  current  transactions  and must mature in nine months or less.  Such  commercial  paper is traded  primarily by  institutional investors  through  investment  dealers,  and individual  investor  participation in the commercial  paper market is very limited.  The
Portfolio also may invest in commercial  paper issued in reliance on the so-called  "private  placement"  exemption  from  registration afforded by Section 4(2) of the  Securities  Act of 1933  ("Section  4(2) paper").  Section 4(2) paper is restricted as to  disposition under the federal  securities laws, and generally is sold to institutional  investors,  such as the Portfolio,  who agree that they are purchasing  the paper for  investment  and not with a view to public  distribution.  Any resale by the  purchaser  must be in an exempt transaction.  Section 4(2) paper normally is resold to other  institutional  investors  through or with the assistance of the issuer or investment  dealers who make a market in the Section  4(2) paper,  thus  providing  liquidity.  Section  4(2) paper will be  considered illiquid,  and subject to the  Portfolio's  limitation on investing in illiquid  securities,  unless the  Sub-advisor  determines  such
Section 4(2) paper to be liquid under guidelines established by the Board of Trustee of the Trust.

         Collateralized  Obligations.  The Portfolio may invest in asset-backed  and  mortgage-backed  securities,  including  interest only ("IO") and principal only ("PO") securities (collectively,  "collateralized  obligations").  A collateralized obligation is a debt security issued by a corporation,  trust or custodian,  or by a U.S. Government agency or instrumentality,  that is collateralized by a portfolio  or pool of  mortgages,  mortgage  pass-through  securities,  U.S.  Government  securities  or other  assets.  Collateralized obligations, depending on their structure and the rate of prepayments, can be volatile.

         The Portfolio will currently  invest in only those  collateralized  obligations  that are fully  collateralized  and would not materially  alter the risk  profile  of the  Portfolio.  Fully  collateralized  means  that the  collateral  will  generate  cash flows sufficient to meet obligations to holders of the  collateralized  obligations under even the most conservative  prepayment and interest rate  projections.  Thus,  the  collateralized  obligations  are  structured  to  anticipate a worst case  prepayment  condition and to minimize the reinvestment  rate risk for cash flows between coupon dates for the  collateralized  obligations.  A worst case prepayment condition  generally  assumes  immediate  prepayment of all  securities  purchased at a premium and zero  prepayment of all  securities purchased at a discount.  Reinvestment rate risk may be minimized by assuming very conservative  reinvestment  rates and by other means such as by maintaining the flexibility to increase  principal  distributions in a low interest rate  environment.  The effective credit quality of the  collateralized  obligations in such instances is the credit quality of the issuer of the collateral.  The  requirements as to collateralization  are determined by the issuer or sponsor of the collateralized  obligation in order to satisfy rating agencies, if rated.  The Portfolio does not currently intend to invest more than 5% of its total assets in collateralized obligations.

         Because some  collateralized  obligations are issued in classes with varying  maturities and interest rates,  the investor may obtain  greater  predictability  of maturity  through these  collateralized  obligations  than through  direct  investments in mortgage pass-through  securities.  Classes  with  shorter  maturities  may have lower  volatility  and lower  yield  while  those  with  longer maturities may have higher  volatility and higher yield.  Payments of principal and interest on the  underlying  collateral  securities are not passed through directly to the holders of these  collateralized  obligations.  Rather, the payments on the underlying portfolio or pool of obligations  are used to pay interest on each class and to retire  successive  maturities in sequence.  These  relationships may in effect "strip" the interest payments from principal  payments of the underlying  obligations and allow for the separate purchase of either the interest or the principal  payments,  sometimes  called  interest only ("IO") and principal  only ("PO")  securities.  By investing  in IOs and POs, an  investor  has the option to select from a pool of  underlying  collateral  the portion of the cash flows that most closely corresponds to the investor's forecast of interest rate movements.

         Collateralized  obligations are designed to be retired as the underlying  obligations  are repaid.  In the event of prepayment on or call of such securities,  the class of collateralized  obligation first to mature generally will be paid down first.  Although in most cases the issuer of  collateralized  obligations  will not supply  additional  collateral in the event of such  prepayment,  there generally  will be sufficient  collateral to secure  collateralized  obligations  that remain  outstanding.  Governmentally-issued  and privately-issued  IO's and PO's will be considered  illiquid for purposes of the Portfolio's  limitation on illiquid  securities unless they are determined to be liquid under guidelines established by the Board of Trustee.

         In reliance on an  interpretation by the SEC, the Portfolio's  investments in certain  qualifying  collateralized  obligations are not subject to the limitations in the 1940 Act regarding  investments by a registered  investment  company,  such as the Portfolio, in another investment company.

         Inverse  Floaters.  The  Portfolio  may also invest in "inverse  floaters."  These  inverse  floaters are more  volatile  than conventional  fixed or floating rate  collateralized  obligations,  and their yield and value will  fluctuate in inverse  proportion to changes in the index upon which rate  adjustments  are based.  As a result,  the yield on an inverse  floater will  generally  increase when market yields (as  reflected by the index)  decrease and decrease when market  yields  increase.  The extent of the  volatility of inverse  floaters  depends on the extent of anticipated  changes in market rates of interest.  Generally,  inverse floaters provide for interest rate  adjustments  based upon a multiple of the specified  interest  index,  which further  increases  their  volatility.  The degree  of  additional  volatility  will be  directly  proportional  to the size of the  multiple  used in  determining  interest  rate adjustments.  Currently, the Portfolio does not intend to invest more than 5% of its net assets in inverse floaters.

         For an additional  discussion of investing in collateralized  obligations and the risks involved  therein,  see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

Investment  Policies  Which May Be Changed  Without  Shareholder  Approval.  The following  limitations  are applicable to the AST DeAM
Large-Cap Growth  Portfolio.  These  limitations are not "fundamental"  restrictions and may be changed without  shareholder  approval.
The Portfolio will not:

         1.       Change  its  policy to invest at least 80% of the value of its  assets in large  capitalization  companies  unless it provides 60 days prior written notice to its shareholders.

         2.       Invest for the purpose of exercising control or management of another issuer.

         3.       Purchase securities of other investment companies, except in compliance with the 1940 Act.

         4.       Invest more than 15% of its net assets in illiquid securities.

AST DeAM Large-Cap Value Portfolio:

Investment  Objective:  The  investment  objective of the  Portfolio  is to seek  maximum  appreciation  of  investors'  capital from a portfolio primarily of value stocks of larger companies.

Investment Policies:

         Options.  The Portfolio may write (sell) call options on securities as long as it owns the  underlying  securities  subject to the option,  or an option to purchase the same underlying  securities having an exercise price equal to or less than the exercise price of the  option,  or will  establish  and  maintain  with the  Portfolio's  custodian  for the term of the option a  segregated  account consisting of cash or other liquid  securities  ("eligible  securities") to the extent required by applicable  regulation in connection with the optioned  securities.  The Portfolio may write put options  provided that, so long as the Portfolio is obligated as the writer of the option,  the Portfolio owns an option to sell the underlying  securities subject to the option having an exercise price equal to or greater than the exercise  price of the option,  or it deposits and maintains  with the custodian in a segregated  account  eligible securities  having a value equal to or greater than the exercise price of the option.  The premium  received for writing an option will reflect,  among other things,  the current  market price of the underlying  security,  the  relationship  of the exercise price to such market  price,  the price  volatility  of the  underlying  security,  the option  period,  supply and demand and  interest  rates.  The
Portfolio may write or purchase  spread  options,  which are options for which the exercise price may be a fixed dollar spread or yield spread  between the security  underlying the option and another  security that is used as a benchmark.  The exercise price of an option may be below,  equal to or above the current market value of the underlying  security at the time the option is written.  The Portfolio may write (sell) call and put options on up to 25% of net assets and may purchase  put and call options  provided  that no more than 5%
of its net assets may be invested in premiums on such options.

         If a secured put option  expires  unexercised,  the writer  realizes a gain from the amount of the premium,  plus the interest income on the  securities  in the  segregated  account.  If the secured put writer has to buy the  underlying  security  because of the exercise  of the put option,  the  secured put writer  incurs an  unrealized  loss to the extent that the current  market  value of the underlying  security  is less than the  exercise  price of the put  option.  However,  this would be offset in whole or in part by gain from the premium received and any interest income earned on the securities in the segregated account.

         For an  additional  discussion  of investing in options and the risks  involved  therein,  see this  Statement and the Trust's
Prospectus under "Certain Risk Factors and Investment Methods."

                  Over-the-Counter  Options.  The  Portfolio  may deal in  over-the-counter  traded  options  ("OTC  options").  Unlike exchange-traded  options,  OTC options are  transacted  directly  with dealers and not with a clearing  corporation.  Since there is no exchange,  pricing is normally done by reference to information  from market makers,  which  information is carefully  monitored by the
Sub-advisor  and  verified in  appropriate  cases.  In writing OTC  options,  the  Portfolio  receives  the premium in advance from the dealer.  OTC options are available for a greater variety of securities or other assets,  and for a wider range of expiration  dates and exercise prices, than exchange-traded options.

         The staff of the SEC takes the  position  that  purchased  OTC  options and the assets used as "cover" for written OTC options are  illiquid  securities.  Accordingly,  the  Portfolio  will only  engage in OTC options  transactions  with  dealers  that have been specifically  approved by the  Sub-advisor.  The  Sub-advisor  believes that the approved  dealers should be able to enter into closing transactions  if  necessary  and,  therefore,  present  minimal  credit  risks to the  Portfolio.  The  Sub-advisor  will  monitor  the creditworthiness  of the approved  dealers on an on-going basis.  The Portfolio  currently will not engage in OTC options  transactions if the amount  invested by the Portfolio in OTC options,  plus a "liquidity  charge"  related to OTC options  written by the Portfolio, plus the amount  invested  by the  Portfolio  in other  illiquid  securities,  would  exceed 15% of the  Portfolio's  net  assets.  The
"liquidity charge" referred to above is computed as described below.

         The  Portfolio  anticipates  entering  into  agreements  with dealers to which the  Portfolio  sells OTC options.  Under these agreements  the  Portfolio  would have the  absolute  right to  repurchase  the OTC  options  from the dealer at any time at a price no greater than a price  established  under the  agreements  (the  "Repurchase  Price").  The "liquidity  charge"  referred to above for a specific OTC option  transaction  will be the  Repurchase  Price related to the OTC option less the intrinsic  value of the OTC option.
The  intrinsic  value of an OTC call option for such purposes  will be the amount by which the current  market value of the  underlying security  exceeds the  exercise  price.  In the case of an OTC put  option,  intrinsic  value will be the amount by which the  exercise price  exceeds the current  market value of the  underlying  security.  If there is no such  agreement  requiring a dealer to allow the
Portfolio to repurchase a specific OTC option  written by the  Portfolio,  the  "liquidity  charge" will be the current market value of the assets serving as "cover" for such OTC option.

                  Options  on  Securities  Indices.  The  Portfolio,  as part of its  options  transactions,  may also use  options  on securities  indices in an attempt to hedge against  market  conditions  affecting the value of  securities  that the Portfolio  owns or intends to  purchase,  and not for  speculation.  When the  Portfolio  writes an option on a securities  index,  it will be required to deposit  with its  custodian  and  mark-to-market  eligible  securities  to the extent  required by  applicable  regulation.  Where the
Portfolio  writes a call option on a securities  index at a time when the contract value exceeds the exercise price, the Portfolio will also  segregate  and  mark-to-market,  until the  option  expires or is closed  out,  cash or cash  equivalents  equal in value to such excess.  The  Portfolio  may also purchase and sell options on indices other than  securities  indices,  as available,  such as foreign currency  indices.  Because index options are settled in cash, a call writer cannot determine the amount of its settlement  obligations in advance and,  unlike call writing on specific  securities,  cannot  cover its  potential  settlement  obligations  by acquiring  and holding the underlying  securities.  Index options involve risks similar to those risks relating to  transactions in financial  futures contracts described below.

         For an additional  discussion of investing in OTC options and options on securities  indices,  and the risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Financial Futures Contracts and Related Options.  The Portfolio may enter into financial  futures  contracts.  This investment technique is designed  primarily to hedge (i.e.  protect) against  anticipated  future changes in market conditions or foreign exchange rates which  otherwise  might  affect  adversely  the value of  securities  or other  assets  which the  Portfolio  holds or intends to purchase.  For example,  when the near-term market view is bearish but the portfolio  composition is judged satisfactory for the longer term,  exposure to temporary  declines in the market may be reduced by entering into futures  contracts to sell  securities or the cash value of an index.  Conversely,  where the  near-term  view is bullish,  but the  Portfolio is believed to be well  positioned  for the longer term with a high cash  position,  the  Portfolio can hedge against  market  increases by entering into futures  contracts to buy securities or the cash value of an index. In either case, the use of futures  contracts would tend to minimize  portfolio  turnover and facilitate the Portfolio's  pursuit of its investment  objective.  Also, if the Portfolio owned long-term bonds and interest rates were expected to rise,  it could sell  financial  futures  contracts.  If interest  rates did  increase,  the value of the bonds held by the
Portfolio would decline,  but this decline would be offset in whole or in part by an increase in the value of the  Portfolio's  futures contracts.  If, on the other hand,  long-term  interest  rates were  expected to decline,  the  Portfolio  could hold  short-term  debt securities and benefit from the income earned by holding such  securities,  while at the same time the Portfolio could purchase futures contracts on long-term  bonds or the cash value of a securities  index.  Thus, the Portfolio  could take  advantage of the  anticipated rise in the value of long-term  bonds without  actually buying them. The futures  contracts and short-term  debt securities  could then be  liquidated  and the cash  proceeds  used to buy long-term  bonds.  At the time of delivery,  in the case of a contract  relating to fixed income  securities,  adjustments  are made to recognize  differences  in value  arising  from the delivery of  securities  with a different  interest rate than that specified in the contract.  In some cases,  securities to be delivered under a futures  contract may not have been issued at the time the contract was written.

         The market prices of futures  contracts may be affected by certain  factors.  If  participants  in the futures market elect to close  out  their  contracts  through  offsetting  transactions  rather  than  meet  margin  requirements,  distortions  in the  normal relationship  between the assets and  futures  market  could  result.  Price  distortions  also could  result if  investors  in futures contracts decide to make or take delivery of underlying  securities or other assets rather than engage in closing  transactions because of the resultant  reduction in the liquidity of the futures  market.  In addition,  because margin  requirements  in the futures market are less onerous than margin  requirements  in the cash market,  increased  participation  by  speculators  in the futures market could cause  temporary  price  distortions.  Due to the  possibility  of these price  distortions  and because of the  imperfect  correlation between movements in the prices of securities or other assets and movements in the prices of futures  contracts,  a correct forecast of market trends by the Sub-advisor still may not result in a successful hedging transaction.

         The  Portfolio  may purchase  and write call and put options on  financial  futures  contracts.  Options on futures  contracts involve risks similar to those risks relating to transactions  in financial  futures  contracts.  The Portfolio will not enter into any futures  contracts or options on futures  contracts if the aggregate of the contract value of the outstanding  futures contracts of the
Portfolio and futures  contracts  subject to outstanding  options  written by the Portfolio would exceed 50% of the total assets of the
Portfolio.  For an additional  discussion of investing in financial  futures  contracts and options on financial  futures contracts and the risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Section 4(2) Paper.  The Portfolio may invest in commercial  paper issued by major  corporations  under the  Securities Act of
1933 in reliance on the exemption from  registration  afforded by Section 3(a)(3) thereof.  Such commercial paper may be issued only to finance  current  transactions  and must mature in nine months or less.  Such  commercial  paper is traded  primarily by  institutional investors  through  investment  dealers,  and individual  investor  participation in the commercial  paper market is very limited.  The
Portfolio also may invest in commercial  paper issued in reliance on the so-called  "private  placement"  exemption  from  registration afforded by Section 4(2) of the  Securities  Act of 1933  ("Section  4(2) paper").  Section 4(2) paper is restricted as to  disposition under the federal  securities laws, and generally is sold to institutional  investors,  such as the Portfolio,  who agree that they are purchasing  the paper for  investment  and not with a view to public  distribution.  Any resale by the  purchaser  must be in an exempt transaction.  Section 4(2) paper normally is resold to other  institutional  investors  through or with the assistance of the issuer or investment  dealers who make a market in the Section  4(2) paper,  thus  providing  liquidity.  Section  4(2) paper will be  considered illiquid,  and subject to the  Portfolio's  limitation on investing in illiquid  securities,  unless the  Sub-advisor  determines  such
Section 4(2) paper to be liquid under guidelines established by the Board of Trustee of the Trust.

         Collateralized  Obligations.  The Portfolio may invest in asset-backed  and  mortgage-backed  securities,  including  interest only ("IO") and principal only ("PO") securities (collectively,  "collateralized  obligations").  A collateralized obligation is a debt security issued by a corporation,  trust or custodian,  or by a U.S. Government agency or instrumentality,  that is collateralized by a portfolio  or pool of  mortgages,  mortgage  pass-through  securities,  U.S.  Government  securities  or other  assets.  Collateralized obligations, depending on their structure and the rate of prepayments, can be volatile.

         The Portfolio will currently  invest in only those  collateralized  obligations  that are fully  collateralized  and would not materially  alter the risk  profile  of the  Portfolio.  Fully  collateralized  means  that the  collateral  will  generate  cash flows sufficient to meet obligations to holders of the  collateralized  obligations under even the most conservative  prepayment and interest rate  projections.  Thus,  the  collateralized  obligations  are  structured  to  anticipate a worst case  prepayment  condition and to minimize the reinvestment  rate risk for cash flows between coupon dates for the  collateralized  obligations.  A worst case prepayment condition  generally  assumes  immediate  prepayment of all  securities  purchased at a premium and zero  prepayment of all  securities purchased at a discount.  Reinvestment rate risk may be minimized by assuming very conservative  reinvestment  rates and by other means such as by maintaining the flexibility to increase  principal  distributions in a low interest rate  environment.  The effective credit quality of the  collateralized  obligations in such instances is the credit quality of the issuer of the collateral.  The  requirements as to collateralization  are determined by the issuer or sponsor of the collateralized  obligation in order to satisfy rating agencies, if rated.  The Portfolio does not currently intend to invest more than 5% of its total assets in collateralized obligations.

         Because some  collateralized  obligations are issued in classes with varying  maturities and interest rates,  the investor may obtain  greater  predictability  of maturity  through these  collateralized  obligations  than through  direct  investments in mortgage pass-through  securities.  Classes  with  shorter  maturities  may have lower  volatility  and lower  yield  while  those  with  longer maturities may have higher  volatility and higher yield.  Payments of principal and interest on the  underlying  collateral  securities are not passed through directly to the holders of these  collateralized  obligations.  Rather, the payments on the underlying portfolio or pool of obligations  are used to pay interest on each class and to retire  successive  maturities in sequence.  These  relationships may in effect "strip" the interest payments from principal  payments of the underlying  obligations and allow for the separate purchase of either the interest or the principal  payments,  sometimes  called  interest only ("IO") and principal  only ("PO")  securities.  By investing  in IOs and POs, an  investor  has the option to select from a pool of  underlying  collateral  the portion of the cash flows that most closely corresponds to the investor's forecast of interest rate movements.

         Collateralized  obligations are designed to be retired as the underlying  obligations  are repaid.  In the event of prepayment on or call of such securities,  the class of collateralized  obligation first to mature generally will be paid down first.  Although in most cases the issuer of  collateralized  obligations  will not supply  additional  collateral in the event of such  prepayment,  there generally  will be sufficient  collateral to secure  collateralized  obligations  that remain  outstanding.  Governmentally-issued  and privately-issued  IO's and PO's will be considered  illiquid for purposes of the Portfolio's  limitation on illiquid  securities unless they are determined to be liquid under guidelines established by the Board of Trustee.

         In reliance on an  interpretation by the SEC, the Portfolio's  investments in certain  qualifying  collateralized  obligations are not subject to the limitations in the 1940 Act regarding  investments by a registered  investment  company,  such as the Portfolio, in another investment company.

         Inverse  Floaters.  The  Portfolio  may also invest in "inverse  floaters."  These  inverse  floaters are more  volatile  than conventional  fixed or floating rate  collateralized  obligations,  and their yield and value will  fluctuate in inverse  proportion to changes in the index upon which rate  adjustments  are based.  As a result,  the yield on an inverse  floater will  generally  increase when market yields (as  reflected by the index)  decrease and decrease when market  yields  increase.  The extent of the  volatility of inverse  floaters  depends on the extent of anticipated  changes in market rates of interest.  Generally,  inverse floaters provide for interest rate  adjustments  based upon a multiple of the specified  interest  index,  which further  increases  their  volatility.  The degree  of  additional  volatility  will be  directly  proportional  to the size of the  multiple  used in  determining  interest  rate adjustments.  Currently, the Portfolio does not intend to invest more than 5% of its net assets in inverse floaters.

         For an additional  discussion of investing in collateralized  obligations and the risks involved  therein,  see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

Investment  Policies  Which May Be Changed  Without  Shareholder  Approval.  The following  limitations  are applicable to the AST DeAM
Large-Cap Value  Portfolio.  These  limitations are not  "fundamental"  restrictions and may be changed without  shareholder  approval.
The Portfolio will not:

         1.       Change  its  policy to invest at least 80% of the value of its  assets in large  capitalization  companies  unless it provides 60 days prior written notice to its shareholders.

         2.       Invest for the purpose of exercising control or management of another issuer.

         3.       Purchase securities of other investment companies, except in compliance with the 1940 Act.

         4.       Invest more than 15% of its net assets in illiquid securities.

AST Alliance/Bernstein Growth + Value Portfolio:

Investment Objective: The investment objective of the Portfolio is to seek capital growth by investing approximately 50% of its assets in growth stocks of large companies and 50% of its assets in value stocks of large companies.

Investment Policies:

         Convertible Securities.  The Portfolio may invest in convertible  securities,  which are convertible at a stated exchange rate into common stock. Prior to their conversion,  convertible  securities have the same general  characteristics  as non-convertible  debt securities,  as they provide a stable  stream of income with  generally  higher  yields than those of equity  securities of the same or similar issuers.  As with all debt securities,  the market value of convertible  securities tends to decline as interest rates increase and,  conversely,  to increase as interest rates decline.  Convertible  securities  generally  offer lower interest or dividend  yields than  non-convertible debt securities of similar quality.  However,  when the market price of the common stock underlying a convertible security increases,  the price of the convertible security  increasingly reflects the value of the underlying common stock and may rise accordingly.  As the market price of the underlying common stock declines,  the convertible  security tends to trade  increasingly on a yield basis,  and thus may not  depreciate to the same extent as the underlying  common stock.  Convertible  securities  rank senior to common  stocks on an issuer's  capital  structure.  They are  consequently  of higher  quality  and entail less risk than the  issuer's common  stock,  although the extent to which such risk is reduced  depends in large  measure  upon the degree to which the  convertible security  sells  above its value as a fixed  income  security.  The  Portfolio  may invest up to 20% of the  growth  portion of its net assets in the  convertible  securities of companies whose common stocks are eligible for purchase by the Portfolio under the investment policies  described above.  Additional  information about convertible  securities is included in the Trust's  Prospectus under "Certain
Risk Factors and Investment Methods."

         Rights and  Warrants.  The Portfolio  may invest up to 5% of the growth  portion of its net assets in rights or warrants,  but will do so only if the equity securities  themselves are deemed  appropriate by the Sub-advisor for inclusion in the Portfolio.  Rights and  warrants may be more  speculative  than certain  other types of  investments  in that they do not entitle a holder to dividends or voting  rights with respect to the  securities  which may be purchased  nor do they  represent  any rights in the assets of the issuing company.  Also, the value of a right or warrant does not  necessarily  change with the value of the underlying  securities.  Additional information about warrants is included in the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Foreign  Securities.  The  Portfolio  may invest up to 15% of the value of its total assets in foreign  securities.  A foreign security is a security  issued by a non-U.S.  company  which is defined as a company that (i) is organized  outside the United  States;
(ii) has their principal  place of business  outside the United States;  and (iii) issues  securities  traded  principally in a foreign country.  Companies  that do not fall within the  definition of a non-U.S.  company shall be considered a U.S.  company for purposes of this definition.  American  Depositary  Receipts (ADRs) are not considered foreign securities for the purposes of the 15% limitation on foreign  securities.  Additional  information  about foreign  securities  and their risks is included in this Statement and the Trust's
Prospectus under "Certain Risk Factors and Investment Methods."

Options and Futures:

While the Portfolio  does not anticipate  utilizing them on a regular basis,  the Portfolio may from time to time may engage in options and  futures  transactions  as  described  below.  Additional  information  about  option,  futures and their risks is included in this
Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Options on  Securities.  The  Portfolio may write  exchange-traded  call options on common  stocks,  and may purchase and sell exchange-traded  call and put options on common stocks  written by others or  combinations  thereof.  The Portfolio  will not write put options.

         Generally,  the opportunity for profit from the writing of options is higher,  and  consequently  the risks are greater,  when the stocks  involved are lower  priced or volatile,  or both.  While an option that has been  written is in force,  the maximum  profit that may be derived from the optioned  stock is the premium less  brokerage  commissions  and fees. The Portfolio will not write a call unless the  Portfolio at all times during the option  period owns either (a) the optioned  securities  or has an absolute and immediate right to acquire that security  without  additional  cash  consideration  (or for additional  cash  consideration  held in a segregated account by its  custodian)  upon  conversion  or exchange of other  securities  held in its  portfolio or (b) a call option on the same security and in the same  principal  amount as the call written where the exercise  price of the call held (i) is equal to or less than the exercise  price of the call written or (ii) is greater than the exercise  price of the call written if the difference is maintained by the Portfolio in liquid assets in a segregated account with its Custodian.

         Premiums  received by the  Portfolio in connection  with writing call options will vary widely.  Commissions,  stock  transfer taxes and other  expenses  of the  Portfolio  must be  deducted  from such  premium  receipts.  Calls  written  by the  Portfolio  will ordinarily be sold either on a national securities  exchange or through put and call dealers,  most, if not all, of whom are members of a national  securities  exchange on which options are traded,  and will be endorsed or guaranteed by a member of a national  securities exchange or qualified  broker-dealer.  The endorsing or guaranteeing  firm requires that the option writer (in this case the Portfolio)
maintain a margin account containing either corresponding stock or other equity as required by the endorsing or guaranteeing firm.

         The  Portfolio  will not sell a call  option  written  by it if, as a result of the sale,  the  aggregate  of the  Portfolio's portfolio  securities  subject to outstanding call options (valued at the lower of the option price or market value of such securities)
would exceed 15% of the growth portion of the Portfolio's total assets.

         The  Portfolio  may  purchase or write  options on  securities  of the types in which it is  permitted  to invest in privately negotiated  (i.e.,  over-the-counter)  transactions.  The Sub-advisor  has adopted  procedures for monitoring the  creditworthiness  of financial institutions with which over-the-counter options transactions are effected.

         In buying a call,  the  Portfolio  would be in a position  to realize a gain if,  during the option  period,  the price of the shares  increased  by an amount in excess of the premium  paid and  commissions  payable on  exercise.  It would  realize a loss if the price of the security  declined or remained  the same or did not increase  during the period by more than the amount of the premium and commissions  payable on  exercise.  In buying a put,  the  Portfolio  would  realize a loss if the price of the  security  increased or remained the same or did not decrease  during that period by more than the amount of the premium and  commissions  payable on exercise.
In addition, the Portfolio could realize a gain or loss on such options by selling them.

         The aggregate cost of all  outstanding  options  purchased and held by the Portfolio,  including  options on market indices as described below, will at no time exceed 10% of the growth portion of the Portfolio's total assets.

         Options on Market  Indices.  The  Portfolio  may  purchase and sell  exchange-traded  index  options.  Through the purchase of listed  index  options,  the  portfolio  could  achieve  many of the same  objectives  as  through  the use of  options  on  individual securities.  Price movements in the  Portfolio's  securities  probably will not correlate  perfectly with movements in the level of the index and,  therefore,  the Portfolio  would bear a risk of loss on index options  purchased by it if favorable  price movements of the hedged  portfolio  securities  do not equal or exceed  losses on the  options or if adverse  price  movements  of the hedged  portfolio securities are greater than gains realized from the options.

         Stock Index  Futures.  The Portfolio may purchase and sell stock index futures  contracts.  A stock index futures  contract is a bilateral  agreement  pursuant to which two parties agree to take or make delivery of an amount of liquid assets equal to a specified dollar amount  multiplied by the difference  between the stock index value at the close of the last trading day of the contract and the price at which the futures  contract is originally  struck.  No physical  delivery of the  underlying  stocks in the index is made. The
Portfolio will not purchase or sell options on stock index futures contracts.

         The  Portfolio  may not purchase or sell a stock index future if,  immediately  thereafter,  more than 30% of its total assets would be hedged by stock index futures.  The Portfolio may not purchase or sell a stock index future if,  immediately  thereafter,  the sum of the amount of margin  deposits  on the  Portfolio's  existing  futures  positions  would  exceed 5% of the  market  value of the
Portfolio's total assets.

         Currently,  stock index  futures  contracts  can be purchased or sold with respect to the Standard & Poor's 500 Stock Index on the Chicago  Mercantile  Exchange,  the New York Stock  Exchange  Composite  Index on the New York Futures  Exchange and the Value Line
Stock Index on the Kansas City Board of Trade.  The Sub-advisor  does not believe that  differences in composition of the three indices will create any  differences  in the price  movements  of the stock index  futures  contracts  in  relation  to the  movements  in such indices.  However,  such  differences in the indices may result in  differences in correlation of the futures  contracts with movements in the value of the securities being hedged.  The Portfolio  reserves the right to purchase or sell stock index futures  contracts that may be created in the future.

         The nature of initial  margin in futures  transactions  is  different  from that of margin in  security  transactions  in that futures contract margin does not involve the borrowing of funds to finance  transactions.  Rather,  the initial margin is in the nature of a  performance  bond or good faith  deposit on the  contract  which is returned to the  Portfolio  upon  termination  of the futures contract, assuming all contractual obligations have been satisfied.

         There are several risks in  connection  with the use of stock index  futures by the  Portfolio as a hedging  device.  One risk arises  because of the imperfect  correlation  between  movements in the price of the stock index futures and movements in the price of the  securities  which are the subject of the hedge.  The price of the stock index futures may move more than or less than the price of the  securities  being  hedged.  If the price of the stock  index  futures  moves less than the price of the  securities  which are the subject  of the  hedge,  the hedge  will not be fully  effective  but,  if the price of the  securities  being  hedged  has moved in an unfavorable  direction,  the Portfolio  would be in a better  position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable  direction,  this  advantage  will be partially  offset by the loss on the index  future.  If the price of the future moves more than the price of the stock,  the Portfolio  will  experience  either a loss or gain on the future which will not be completely  offset by movements in the price of the  securities  which are the subject of the hedge.  To compensate for the imperfect  correlation of movements in the price of securities being hedged and movements in the price of the stock index futures,  the
Portfolio may buy or sell stock index futures  contracts in a greater  dollar amount than the dollar amount of securities  being hedged if the volatility  over a particular  time period of the prices of such  securities has been greater than the volatility over such time period for the index,  or if otherwise  deemed to be appropriate by the  Sub-advisor.  Conversely,  the Portfolio may buy or sell fewer stock index futures  contracts if the volatility  over a particular  time period of the prices of the  securities  being hedged is less than the volatility over such time period of the stock index, or if otherwise deemed to be appropriate by the Sub-advisor.

         Where  futures are  purchased  to hedge  against a possible  increase in the price of stock  before the  Portfolio  is able to invest its cash (or cash  equivalents)  in stocks (or  options)  in an orderly  fashion,  it is  possible  that the market may  decline instead.  If the  Sub-advisor  then concludes not to invest in stock or options at that time because of concern as to possible  further market  decline or for other reasons,  the Portfolio  will realize a loss on the futures  contract that is not offset by a reduction in the price of securities purchased.

         The  Portfolio's  Sub-advisor  intends to purchase and sell  futures  contracts on the stock index for which it can obtain the best price with due consideration to liquidity.

         Portfolio  Turnover.  The  Portfolio's  investment  policies as described above are based on the  Sub-advisor's  assessment of fundamentals in the context of changing market  valuations.  Therefore,  they may under some conditions  involve frequent purchases and sales of shares of a particular  issuer as well as the replacement of securities.  The  Sub-advisor  expects that more of its portfolio turnover will be  attributable  to increases and decreases in the size of particular  portfolio  positions  rather than to the complete elimination of a particular  issuer's  securities  from the Portfolio.  It is anticipated  that the growth portion of the Portfolio may have portfolio  turnover  exceeding 100%. For more  information on portfolio  turnover,  see this Statement and the Trust's  Prospectus under "Portfolio Turnover."

         Investment Policies Which May Be Changed Without  Shareholder  Approval.  The following  limitations are applicable to the AST
Alliance/Bernstein  Growth  + Value  Portfolio.  These  limitations  are not  "fundamental"  restrictions  and may be  changed  without shareholder approval.  The Portfolio will not:

         1.       Invest in companies for the purpose of exercising control;

         2.       Purchase the securities of any other investment company or investment trust, except in compliance with the 1940 Act;

         3.       Invest in interests in oil, gas or other mineral  exploration  or development  programs,  except that it may purchase and sell securities of companies that deal in oil, gas or other mineral exploration or development programs;

         4.       Make short  sales of  securities  or  purchase  securities  on margin  except for such  short-term  credits as may be necessary for the clearance of transactions;

         5.       Purchase illiquid  securities if immediately after such investment more than 15% of the Portfolio's net assets (taken at market value) would be so invested;

         Whenever  any  investment  restriction  states a maximum  percentage  of the  Portfolio's  assets which may be invested in any security or other asset,  it is intended  that such  percentage  be  determined  immediately  after and as a result of the  Portfolio's acquisition  of such  securities  or other  assets.  Accordingly,  any later  increase or decrease in  percentage  beyond the specified limitation resulting from changes in values or net assets will not be considered a violation of any such maximum.

AST Sanford Bernstein Core Value Portfolio:

Investment Objective:  The investment objective of the Portfolio is to seek long-term capital growth.

Investment Policies:

         As a diversified  fund, no more than 5% of the assets of the Portfolio may be invested in the  securities of one issuer (other than U.S.  Government  Securities),  except that up to 25% of the Portfolio's assets may be invested without regard to this limitation.
The Portfolio will not invest more than 25% of its assets in the securities of issuers in any one industry.

         Short-Term  Instruments.  When the Portfolio  experiences large cash inflows or anticipates  substantial  redemption requests, the  Portfolio  may hold  short-term  investments  for a limited  time  pending the  purchase  of equity  securities.  The  Portfolio's short-term  instruments may consist of: (i) short-term  obligations issued or guaranteed by the U.S.  government or any of its agencies or  instrumentalities  or by any of the states;  (ii) other  short-term debt securities rated AA or higher by Standard & Poor's ("S&P")
or Aa or higher by Moody's or, if unrated,  of comparable quality in the opinion of the Sub-advisor;  (iii) commercial paper; (iv) bank obligations,  including negotiable certificates of deposit, time deposits and bankers' acceptances;  and (v) repurchase agreements.  At the time the Portfolio invests in commercial paper, bank obligations or repurchase  agreements,  the issuer or the issuer's parent must have  outstanding debt rated AA or higher by S&P or Aa or higher by Moody's or outstanding  commercial paper or bank obligations  rated
A-1 by S&P or Prime-1 by Moody's;  or, if no such ratings are available,  the instrument  must be of comparable  quality in the opinion of the Sub-advisor.

         Certificates of Deposit and Bankers'  Acceptances.  Certificates  of deposit are receipts  issued by a depositary  institution in exchange  for the deposit of funds.  The issuer  agrees to pay the amount  deposited  plus  interest to the bearer of the receipt on the date  specified on the  certificate.  The  certificate  usually can be traded in the secondary  market prior to maturity.  Bankers'
acceptances  typically arise from short-term credit  arrangements  designed to enable businesses to obtain funds to finance  commercial transactions.  Generally,  an  acceptance  is a time draft drawn on a bank by an  exporter or an importer to obtain a stated  amount of funds to pay for specific merchandise.  The draft is then "accepted" by a bank that, in effect,  unconditionally  guarantees to pay the face value of the  instrument on its maturity  date.  The  acceptance  may then be held by the accepting  bank as an asset or it may be sold in the secondary  market at the going rate of discount for a specific  maturity.  Although  maturities for  acceptances  can be as long as 270 days, most acceptances have maturities of six months or less.

         Commercial Paper.  Commercial paper consists of short-term  (usually from 1 to 270 days) unsecured  promissory notes issued by corporations  in order to finance  their  current  operations.  A variable  amount  master  demand note (which is a type of  commercial paper)  represents a direct  borrowing  arrangement  involving  periodically  fluctuating  rates of interest  under a letter  agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

         U.S.  Government  Obligations.  The Portfolio may invest in obligations  issued or guaranteed by U.S.  Government  agencies or instrumentalities.  These  obligations  may or may not be backed by the "full  faith and credit" of the United  States.  In the case of securities  not backed by the full faith and credit of the United  States,  the Portfolio  must look  principally to the federal agency issuing or guaranteeing the obligation for ultimate  repayment,  and may not be able to assert a claim against the United States itself in the event the agency or  instrumentality  does not meet its  commitments.  Government  securities  in which the Portfolio may invest that are not backed by the full faith and credit of the United States  include,  but are not limited to,  obligations  of the Tennessee
Valley Authority,  the Federal Home Loan Mortgage  Corporation and the U.S. Postal Service,  each of which has the right to borrow from the U.S.  Treasury to meet its obligations,  and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose  obligations may be satisfied only by the individual  credit of the issuing agency.  Securities that are backed by the full faith and credit of the United States include obligations of the Government National Mortgage  Association,  the Farmers Home Administration,
and the Export-Import Bank.

         Equity  Investments.  The Portfolio may invest in equity  securities listed on any domestic  securities  exchange or traded in the  over-the-counter  markets,  including  ADRs and U.S.  dollar  denominated  securities  of foreign  issuers  that trade on domestic exchanges and in the  over-the-counter  markets..  They may or may not pay dividends or carry voting rights.  Common stock occupies the most junior position in a company's capital structure.

Futures Contracts and Options on Futures Contracts.

         Futures  Contracts.  The Portfolio may enter into  securities  index  futures  contracts.  U.S.  futures  contracts  have been designed by exchanges which have been designated  "contracts  markets" by the CFTC, and must be executed  through a futures  commission merchant,  or brokerage  firm,  which is a member of the relevant  contract  market.  Futures  contracts  trade on a number of exchange markets,  and,  through their  clearing  corporations,  the exchanges  guarantee  performance  of the contracts as between the clearing members of the exchange.  These investments will be made by the Portfolio solely for hedging purposes.

         At the same time a futures  contract is purchased  or sold,  the  Portfolio  must  allocate  cash or  securities  as a deposit payment  ("initial  margin").  It is expected that the initial margin would be  approximately  1 1/2% to 5% of a contract's face value.
Daily  thereafter,  the  futures  contract is valued and the  payment of  "variation  margin"  may be  required,  because  each day the
Portfolio will provide or receive cash that reflects any decline or increase in the contract's value.

         Although  futures  contracts  by their terms call for the actual  delivery or  acquisition  of  securities,  in most cases the contractual  obligation is fulfilled  before the date of the contract  without having to make or take delivery of the  securities.  The offsetting  of a  contractual  obligation  is  accomplished  by buying (or selling,  as the case may be) on a  commodities  exchange an identical  futures  contract  calling for  delivery in the same month.  Such a  transaction,  which is effected  through a member of an exchange,  cancels the  obligation to make or take delivery of the  securities.  Because  transactions  in the futures market are made, offset or fulfilled  through a clearinghouse  associated with the exchange on which the contracts are traded,  the Portfolio will incur brokerage  fees when it purchases or sells futures  contracts.  The liquidity of the futures market  depends on  participants  entering into  offsetting  transactions  rather than making or taking  delivery.  To the extent  participants  decide to make or take  delivery, liquidity in the futures market could be reduced, thus producing distortion.

         In addition,  futures  contracts  entail other risks.  Nonetheless,  the  Sub-advisor  believes that use of such  contracts in certain  circumstances  will benefit the Portfolio.  For an additional  discussion of futures contracts and the risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Options on Futures  Contracts.  The Portfolio may use stock index futures on a continual  basis to "equitize" cash so that the
Portfolio may maintain 100% equity exposure.  The Portfolio will not enter into any futures  contracts or options on futures  contracts if  immediately  thereafter  the  amount of margin  deposits  on all the  futures  contracts  of the  Portfolio  and  premiums  paid on outstanding  options on futures  contracts owned by the Portfolio (other than those entered into for bona fide hedging  purposes) would exceed 5% of the market value of the total assets of the Portfolio.

         A futures  option gives the holder,  in return for the premium paid,  the right to buy (call) from or sell (put) to the writer of the option a futures  contract at a specified  price at any time during the period of the option.  Upon exercise,  the writer of the option is obligated to pay the  difference  between the cash value of the futures  contract and the exercise  price.  Like the buyer or seller of a futures  contract,  the holder,  or writer,  of an option has the right to terminate  its position  prior to the  scheduled expiration  of the option by selling or  purchasing  an option of the same series,  at which time the person  entering into the closing transaction  will realize a gain or loss.  The Portfolio will be required to deposit  initial margin and variation  margin with respect to put and call options on futures  contracts  written by it pursuant to brokers'  requirements  similar to those described  above. Net option  premiums  received will be included as initial  margin  deposits.  In  anticipation  of an increase in securities  prices,  the
Portfolio  may purchase  call options on futures  contracts as a substitute  for the purchase of futures  contracts to hedge  against a possible  increase in the price of securities that the Portfolio  intends to purchase.  Similarly,  if the value of the securities held by the Portfolio is expected to decline,  the Portfolio  might  purchase put options or sell call options on futures  contracts  rather than sell futures contracts.

         Investments in futures options  involve some of the same  considerations  that are involved in connection with  investments in futures  contracts  (for example,  the existence of a liquid  secondary  market).  In addition,  the purchase or sale of an option also entails the risk that  changes in the value of the  underlying  futures  contract  will not  correspond  to changes in the value of the option  purchased.  Depending on the pricing of the option compared to either the futures  contract upon which it is based, or upon the price of the  securities  being  hedged,  an option  may or may not be less  risky  than  ownership  of the  futures  contract  or such securities.  In general,  the market prices of options can be expected to be more  volatile  than the market  prices on the  underlying futures  contract.  Compared to the  purchase or sale of futures  contracts,  however,  the  purchase of call or put options on futures contracts may frequently  involve less  potential risk to the Portfolio  because the maximum amount at risk is the premium paid for the options (plus  transaction  costs).  The writing of an option on a futures  contact  involves  risks similar to those risks relating to the sale of futures contracts.

         Options on  Securities  Indices.  The  Portfolio  may purchase and write  (sell) call and put options on  securities  indices.
Such options give the holder the right to receive a cash  settlement  during the term of the option based upon the  difference  between the exercise price and the value of the index.

         Options on securities  indices entail certain risks. The absence of a liquid  secondary market to close out options  positions on  securities  indices may occur,  although the  Portfolio  generally  will only  purchase or write such an option if the  Sub-advisor believes the option can be closed out.

         Use of options on  securities  indices also entails the risk that  trading in such  options may be  interrupted  if trading in certain  securities  included in the index is  interrupted.  The  Portfolio  will not  purchase  such  options  unless the  Sub-advisor believes the market is  sufficiently  developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

         For an additional  discussion of options and the risks involved therein,  see this Statement and the Trust's  Prospectus under
"Certain Risk Factors and Investment Methods."

         Investment  Policies Which May Be Changed  Without  Shareholder  Approval.  The following  limitations  are not  "fundamental"
restrictions and may be changed by the Trustees of the Trust without shareholder approval.  The Portfolio will not:

         1.       Purchase  any  security  or  evidence of interest  therein on margin,  except that such  short-term  credit as may be necessary  for the  clearance of purchases  and sales of  securities  may be obtained and except that  deposits of initial  deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

         2.       Invest for the purpose of exercising control or management;

         3.       Purchase securities of other investment companies except in compliance with the 1940 Act; or

         4.       Invest more than 15% of the  Portfolio's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily  marketable,  not including Rule 144A  securities  and commercial  paper that is sold under section 4(2) of the 1933 Act that have been determined to be liquid under procedures established by the Board of Trustees.

AST Cohen & Steers Realty Portfolio:

Investment  Objective:  The  investment  objective of the  Portfolio  is to maximize  total return  through  investment  in real estate securities.

Investment Policies:

         Investment  Techniques.  The  following  sections  provide  expanded  discussion  of several of the types of  investments  and investment techniques which may be used by the Portfolio.

                  Real Estate  Investment  Trusts.  REITs are sometimes  informally  characterized as equity REITs,  mortgage REITs and hybrid  REITs.  An equity REIT invests  primarily in the fee  ownership or leasehold  ownership of land and  buildings  and derives its income  primarily from rental income.  An equity REIT may also realize  capital gains (or losses) by selling real estate  properties in its portfolio that have  appreciated (or  depreciated) in value. A mortgage REIT invests  primarily in mortgages on real estate,  which may secure  construction,  development  or long-term  loans.  A mortgage  REIT  generally  derives its income  primarily  from interest payments on the credit it has extended.  A hybrid REIT combines the  characteristics  of equity REITs and mortgage REITs,  generally by holding both ownership  interests and mortgage  interests in real estate. It is anticipated,  although not required,  that under normal circumstances a majority of the Portfolio's investments in REITs will consist of equity REITs.

         A REIT is not taxed on  amounts  distributed  to  shareholders  if it  complies  with  several  requirements  relating  to its organization,  ownership,  assets,  and income and a requirement  that it distribute  to its  shareholders  at least 95% of its taxable income  (other  than net capital  gains) for each  taxable  year.  Equity and  Mortgage  REITs are  dependent  upon the skills of their managers and generally may not be diversified.  Equity and Mortgage REITs are also subject to heavy cash flow  dependency,  defaults by borrowers and  self-liquidation.  In addition,  Equity and Mortgage REITs could possibly fail to qualify for tax free  pass-through  of income under the Internal Revenue Code of 1986, as amended (the "Code"),  or to maintain their exemptions from  registration  under the
Investment Company Act of 1940 (the "1940 Act").

                  Futures  Contracts.  The  Portfolio  may purchase and sell  financial  futures  contracts.  A futures  contract is an agreement  to buy or sell a specific  security or financial  instrument  at a particular  price on a stipulated  future date.  Although some financial futures contracts call for making or taking delivery of the underlying  securities,  in most cases these obligations are closed out before the settlement  date. The closing of a contractual  obligation is  accomplished by purchasing or selling an identical offsetting futures contract.  Other financial futures contracts by their terms call for cash settlements.

         The  Portfolio may also buy and sell index  futures  contracts  with respect to any stock or bond index traded on a recognized stock  exchange or board of trade.  An index  futures  contract  is a contract  to buy or sell units of an index at a specified  future date at a price  agreed upon when the  contract is made.  The stock index  futures  contract  specifies  that no delivery of the actual stocks making up the index will take place.  Instead,  settlement  in cash must occur upon the  termination  of the contract,  with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

         At the time the  Portfolio  purchases a futures  contract,  an amount of cash or other liquid assets equal to the market value of the futures  contract will be deposited in a segregated  account with the Portfolio's  custodian.  When writing a futures  contract, the Portfolio  will  maintain  with its  custodian  similar  liquid  assets that,  when added to the amounts  deposited  with a futures commission  merchant or broker as margin,  are equal to the market value of the  instruments  underlying  the contract.  Alternatively, the  Portfolio  may "cover"  its  position by owning the  instruments  underlying  the  contract  (or, in the case of an index  futures contract,  a  portfolio  with a  volatility  substantially  similar to that of the index on which the futures  contract  is based),  or holding a call option  permitting  the  Portfolio  to  purchase  the same  futures  contract at a price no higher than the price of the contract  written by the  Portfolio  (or at a higher  price if the  difference  is  maintained  in liquid  assets with the  Portfolio's custodian).  For an additional  discussion of futures  contracts and the risks associated with them, see this Statement and the Trust's
Prospectus under "Certain Risk Factors and Investment Methods."

                  Options on Securities and Stock  Indices.  The Portfolio may write covered call and put options and purchase call and put options on securities or stock indices that are traded on United States exchanges.

         An option on a security is a contract  that gives the purchaser of the option,  in return for the premium  paid,  the right to buy a specified  security (in the case of a call  option) or to sell a specified  security (in the case of a put option) from or to the writer of the option at a designated  price during the term of the option.  An option on a securities  index gives the purchaser of the option,  in return for the premium paid,  the right to receive from the seller cash equal to the  difference  between the closing price of the index and the exercise price of the option.  The value of the  underlying  securities on which options may be written at any one time will not exceed 25% of the total assets of the  Portfolio.  The  Portfolio  will not purchase put or call options if the aggregate premiums paid for such options would exceed 5% of its total assets at the time of purchase.

         The  Portfolio  may write a call or put option only if the option is  "covered."  A call  option on a security  written by the
Portfolio is covered if the  Portfolio  owns the  underlying  security  covered by the call or has an absolute and  immediate  right to acquire that security without  additional cash  consideration (or for additional cash consideration held in a segregated account by its custodian)  upon conversion or exchange of other  securities held in its portfolio.  A call option on a security is also covered if the
Portfolio  holds a call on the same security and in the same principal  amount as the call written where the exercise price of the call held (a) is equal to or less  than the  exercise  price of the call  written  or (b) is  greater  than the  exercise  price of the call written if the  difference is maintained  by the Portfolio in cash or other liquid assets in a segregated  account with its  custodian.
A put option on a security  written by the Portfolio is "covered" if the Portfolio  maintains  similar liquid assets with a value equal to the exercise price in a segregated  account with its  custodian,  or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

         The  Portfolio  will cover call  options on stock  indices by owning  securities  whose price  changes,  in the opinion of the
Sub-advisor  are expected to be similar to those of the index,  or in such other manner as may be in  accordance  with the rules of the exchange on which the option is traded and applicable  laws and  regulations.  Nevertheless,  where the Portfolio  covers a call option on a stock index through  ownership of securities,  such  securities may not match the  composition  of the index.  In that event,  the
Portfolio  will not be fully  covered  and could be subject to risk of loss in the event of adverse  changes in the value of the index.
The Portfolio  will cover put options on stock indices by segregating  assets equal to the option's  exercise  price,  or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations.

         The Portfolio will receive a premium from writing a put or call option,  which increases the  Portfolio's  gross income in the event the option expires  unexercised  or is closed out at a profit.  If the value of a security or an index on which the Portfolio has written a call  option  falls or remains the same,  the  Portfolio  will  realize a profit in the form of the  premium  received  (less transaction  costs) that could offset all or a portion of any decline in the value of the portfolio  securities  being  hedged.  If the value of the underlying  security or index rises,  however,  the Portfolio will realize a loss in its call option position,  which will reduce the benefit of any  unrealized  appreciation  in the  Portfolio's  stock  investments.  By writing a put option,  the  Portfolio assumes the risk of a decline in the  underlying  security or index.  To the extent that the price changes of the portfolio  securities being hedged  correlate with changes in the value of the  underlying  security or index,  writing  covered put options on securities or indices will  increase the  Portfolio's  losses in the event of a market  decline,  although  such losses will be offset in part by the premium received for writing the option.

         The  Portfolio  may also  purchase  put  options to hedge its  investments  against a decline in value.  By  purchasing  a put option, the Portfolio will seek to offset a decline in the value of the portfolio  securities being hedged through  appreciation of the put  option.  If the value of the  Portfolio's  investments  does not  decline as  anticipated,  or if the value of the option does not increase,  the  Portfolio's  loss will be limited to the premium paid for the option plus  related  transaction  costs.  The success of this  strategy will depend,  in part, on the accuracy of the  correlation  between the changes in value of the  underlying  security or index and the changes in value of the Portfolio's security holdings being hedged.

         The  Portfolio  may purchase  call options on  individual  securities  to hedge against an increase in the price of securities that the Portfolio anticipates  purchasing in the future.  Similarly,  the Portfolio may purchase call options to attempt to reduce the risk of missing a broad market advance,  or an advance in an industry or market segment,  at a time when the Portfolio holds uninvested cash or short-term debt securities awaiting  investment.  When purchasing call options,  the Portfolio will bear the risk of losing all or a portion of the premium paid if the value of the underlying security or index does not rise.

         There can be no assurance that a liquid market will exist when the Portfolio  seeks to close out an option  position.  Trading could be interrupted,  for example,  because of supply and demand  imbalances  arising from a lack of either buyers or sellers,  or the options  exchange could suspend trading after the price has risen or fallen more than the maximum  specified by the exchange.  Although the Portfolio may be able to offset to some extent any adverse effects of being unable to liquidate an option  position,  the Portfolio may experience losses in some cases as a result of such inability.

         Foreign  Currency  Contracts and Currency  Hedging  Transaction.  In order to hedge  against  foreign  currency  exchange rate risks, the Portfolio may enter into forward foreign currency  exchange  contracts and foreign  currency futures  contracts,  as well as purchase put or call options on foreign  currencies,  as described below. The Portfolio may also conduct its foreign currency  exchange transactions  on a spot (i.e.,  cash) basis at the spot rate prevailing in the foreign  currency  exchange  market.  The Portfolio will not enter into forward  foreign  currency  contracts  if, as a result,  the  Portfolio  will have more than 15% of the value of its net assets committed to the consummation of such contracts.

         The Portfolio may enter into forward foreign  currency  exchange  contracts  ("forward  contracts") to attempt to minimize the risk to the Portfolio from adverse changes in the relationship  between the U.S. dollar and foreign  currencies.  A forward contract is an  obligation  to purchase or sell a specific  currency  for an agreed  price at a future date which is  individually  negotiated  and privately  traded by currency  traders and their  customers.  The Portfolio  may enter into a forward  contract,  for example,  when it enters into a contract for the purchase or sale of a security  denominated in a foreign  currency in order to "lock in" the U.S. dollar price of the  security.  In  addition,  for  example,  when the  Portfolio  believes  that a  foreign  currency  may  suffer or enjoy a substantial  movement against another  currency,  it may enter into a forward contract to sell an amount of the former foreign currency
(or another  currency  which acts as a proxy for that currency)  approximating  the value of some or all of the  Portfolio's  portfolio securities  denominated  in such  foreign  currency.  This second  investment  practice is  generally  referred to as  "cross-hedging."
Because in connection with the  Portfolio's  foreign  currency  forward  transactions an amount of the Portfolio's  assets equal to the amount of the purchase will be held aside or segregated to be used to pay for the  commitment,  the Portfolio  will always have cash or other  liquid  assets  available  sufficient  to cover any  commitments  under these  contracts  or to limit any  potential  risk.  The segregated  account will be  marked-to-market  on a daily basis. In addition,  the Portfolio will not enter into such forward contracts if, as a result,  the  Portfolio  will have more than 15% of the value of its total  assets  committed to such  contracts.  While these contracts are not presently  regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts.  In such event,  the Portfolio's  ability to utilize forward  contracts in the manner set forth above may be restricted.  Forward  contracts may limit  potential  gain from a positive  change in the  relationship  between  the U.S.  dollar and  foreign  currencies.  Unanticipated changes in currency prices may result in poorer overall performance for the Portfolio than if it had not engaged in such contracts.

         The  Portfolio  may  purchase  and write put and call  options on foreign  currencies  for the purpose of  protecting  against declines in the dollar value of foreign  portfolio  securities  and against  increases in the dollar cost of foreign  securities  to be acquired.  As is the case with other kinds of options,  however,  the writing of an option on foreign  currency will  constitute only a partial hedge, up to the amount of the premium  received,  and the Portfolio  could be required to purchase or sell foreign  currencies at  disadvantageous  exchange  rates,  thereby  incurring  losses.  The  purchase of an option on foreign  currency may  constitute  an effective hedge against  fluctuation in exchange rates although,  in the event of rate movements  adverse to the Portfolio's  position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs.

         The Portfolio may enter into  exchange-traded  contracts  for the purchase or sale for future  delivery of foreign  currencies
("foreign  currency  futures").  This investment  technique will be used only to hedge against  anticipated  future changes in exchange rates which otherwise  might  adversely  affect the value of the  Portfolio's  portfolio  securities or adversely  affect the prices of securities  that the Portfolio  intends to purchase at a later date. The successful use of currency  futures will usually depend on the
Sub-advisor's  ability to forecast  currency  exchange rate movements  correctly.  Should exchange rates move in an unexpected  manner, the Portfolio may not achieve the anticipated benefits of foreign currency futures or may realize losses.

         Short Sales.  The  Portfolio  may enter into short sales,  provided the dollar amount of short sales at any one time would not exceed 25% of the net assets of the  Portfolio,  and the value of  securities  of any one issuer in which the  Portfolio is short would not  exceed  the  lesser of 2% of the value of the  Portfolio's  net assets or 2% of the  securities  of any class of any  issuer.  The
Portfolio  must  maintain  collateral  in a segregated  account  consisting  of cash or other  liquid  assets with a value equal to the current  market  value of the shorted  securities,  which are marked to market  daily.  If the  Portfolio  owns an equal amount of such securities or securities  convertible into or exchangeable  for, without payment of any further  consideration,  securities of the same issuer as, and equal in amount to, the securities  sold short (which sales are commonly  referred to as "short sales against the box"), the above requirements are not applicable.

         Non-Diversified  Status.  The Portfolio is  classified as a  "non-diversified"  investment  company under the 1940 Act,  which means the Portfolio is not limited by the 1940 Act in the  proportion of its assets that may be invested in the  securities of a single issuer.  However,  the Portfolio intends conduct its operations so as to qualify as a regulated  investment company for purposes of the
Code,  which  generally will relieve the Portfolio of any liability for Federal  income tax to the extent its earnings are  distributed to  shareholders.  To so qualify,  among other  requirements,  the Portfolio  will limit its  investments so that, at the close of each quarter of the  taxable  year,  (i) not more than 25% of the market  value of the  Portfolio's  total  assets  will be  invested in the securities of a single  issuer,  and (ii) with respect to 50% of the market value of its total  assets,  not more than 5% of the market value of its total assets will be invested in the  securities of a single  issuer and the  Portfolio  will not own more than 10% of the outstanding  voting  securities of a single issuer.  The  Portfolio's  investments  in securities  issued by the U.S.  Government,  its agencies and instrumentalities are not subject to these limitations.

         Investment Policies Which May Be Changed Without  Shareholder  Approval.  The following  limitations are applicable to the AST
Cohen & Steers Realty  Portfolio.  These  limitations are not  "fundamental"  restrictions  and may be changed by the Trustees  without shareholder approval.  The Portfolio will not:

         1.       Change its policy to invest at least 80% of the value of its assets in  securities  of real  estate  related  issuers unless it provides 60 days prior written notice to its shareholders.

         2.       Invest in illiquid  securities,  as defined in the prospectus under "Investment  Objective and Policies,  AST Cohen &
Steers Realty  Portfolio" if immediately  after such  investment  more than 15% of the  Portfolio's  net assets (taken at market value)
would be invested in such securities;

         3.       Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings;

         4.       Participate on a joint or joint and several basis in any securities trading account;

         5.       Invest in companies for the purpose of exercising control;

         6.       Purchase securities of investment companies except in compliance with the 1940 Act; or

         7.       (a) invest in  interests  in oil,  gas,  or other  mineral  exploration  or  development  programs;  or (b)  purchase securities on margin, except for such short-term credits as may be necessary for the clearance of transactions.

AST Sanford Bernstein Managed Index 500 Portfolio:

Investment  Objective:  The  investment  objective of the  Portfolio is to outperform  the Standard & Poor's 500 Composite  Stock Price
Index (the "S&P 500(R)Index") through stock selection resulting in different weightings of common stocks relative to the index.

Investment Policies:

         As a diversified  fund, no more than 5% of the assets of the Portfolio may be invested in the  securities of one issuer (other than U.S.  Government  Securities),  except that up to 25% of the Portfolio's assets may be invested without regard to this limitation.
The  Portfolio  will not invest more than 25% of its assets in the  securities of issuers in any one  industry.  In the unlikely  event that the S&P 500 should  concentrate to an extent  greater than that amount,  the  Portfolio's  ability to achieve its objective may be impaired.

         About the S&P 500.  The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The
McGraw-Hill Companies, Inc. ("S&P").  S&P makes no representation or warranty, express or implied, to the shareholders of the
Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Portfolio particularly or the ability of the S&P 500 to track general stock market performance.  S&P's only relationship to the Investment
Manager or the Sub-advisor is a license provided to the Investment Manager of certain trademarks and trade names of S&P and of the
S&P 500 which is determined, composed and calculated by S&P without regard to Investment Manager, Sub-advisor or the Portfolio.  S&P has no obligation to take the needs of the Investment Manager, Sub-advisor or the shareholders of the Portfolio into consideration in determining, composing or calculating the S&P 500.  S&P is not responsible for and has not participated in the determination of the prices and amount of Portfolio's shares or the timing of the issuance or sale of the Portfolio's shares, or in the determination or calculation of the Portfolio's net asset value.  S&P has no obligation or liability in connection with the administration, marketing or trading of the Portfolio.

         S&P does not guarantee the accuracy and/or the completeness of the S&P 500 or any data included therein and shall have no liability for any errors, omissions, or interruptions therein.  S&P makes no warranty, express or implied, as to the results to be obtained by the Portfolio, shareholders of the Portfolio, or any other person or entity from the use of the S&P 500 or any data included therein.  S&P makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 or any data included therein.  Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

         Short-Term Instruments.  When the Portfolio experiences large cash inflows or anticipates substantial redemption requests, the Portfolio may hold short-term investments for a limited time pending the purchase of equity securities.  The Portfolio's short-term instruments may consist of:  (i) short-term obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or by any of the states; (ii) other short-term debt securities rated AA or higher by S&P or Aa or higher by
Moody's or, if unrated, of comparable quality in the opinion of the Sub-advisor; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements.  At the time the
Portfolio invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Sub-advisor.

         Certificates of Deposit and Bankers'  Acceptances.  Certificates of deposit are receipts issued by a depositoy  institution in exchange for the deposit of funds.  The issuer  agrees to pay the amount  deposited  plus  interest to the bearer of the receipt on the date  specified  on the  certificate.  The  certificate  usually can be traded in the  secondary  market  prior to  maturity.  Bankers'
acceptances  typically arise from short-term credit  arrangements  designed to enable businesses to obtain funds to finance  commercial transactions.  Generally,  an  acceptance  is a time draft drawn on a bank by an  exporter or an importer to obtain a stated  amount of funds to pay for specific merchandise.  The draft is then "accepted" by a bank that, in effect,  unconditionally  guarantees to pay the face value of the  instrument on its maturity  date.  The  acceptance  may then be held by the accepting  bank as an asset or it may be sold in the secondary  market at the going rate of discount for a specific  maturity.  Although  maturities for  acceptances  can be as long as 270 days, most acceptances have maturities of six months or less.

         Commercial Paper.  Commercial paper consists of short-term  (usually from 1 to 270 days) unsecured  promissory notes issued by corporations  in order to finance  their  current  operations.  A variable  amount  master  demand note (which is a type of  commercial paper)  represents a direct  borrowing  arrangement  involving  periodically  fluctuating  rates of interest  under a letter  agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

         Short-Term  Instruments.  When the  Portfolio  experiences  large cash inflows  through the sale of  securities  and desirable equity  securities  that are consistent  with the  Portfolio's  investment  objective are  unavailable  in sufficient  quantities or at attractive  prices,  the Portfolio may hold short-term  investments for a limited time pending  availability of such equity securities.
Short-term  instruments  consist of: (i) short-term  obligations issued or guaranteed by the U.S.  government or any of its agencies or instrumentalities  or by any of the states;  (ii) other  short-term debt securities  rated AA or higher by Standard & Poor's ("S&P") or
Aa or higher by Moody's or, if unrated,  of comparable  quality in the opinion of the Sub-advisor;  (iii) commercial  paper;  (iv) bank obligations,  including negotiable certificates of deposit, time deposits and bankers' acceptances;  and (v) repurchase agreements.  At the time the Portfolio invests in commercial paper, bank obligations or repurchase  agreements,  the issuer of the issuer's parent must have  outstanding debt rated AA or higher by S&P or Aa or higher by Moody's or outstanding  commercial paper or bank obligations  rated
A-1 by S&P or Prime-1 by Moody's;  or, if no such ratings are available,  the instrument  must be of comparable  quality in the opinion of the Sub-advisor.

         Additional  U.S.  Government  Obligations.  The Portfolio may invest in  obligations  issued or guaranteed by U.S.  Government agencies or  instrumentalities.  These  obligations  may or may not be backed by the "full faith and credit" of the United  States.  In the case of  securities  not backed by the full faith and credit of the United  States,  the  Portfolio  must look  principally  to the federal  agency  issuing or  guaranteeing  the  obligation  for ultimate  repayment,  and may not be able to assert a claim against the
United States itself in the event the agency or  instrumentality  does not meet its commitments.  Securities in which the Portfolio may invest  that are not backed by the full faith and credit of the United  States  include,  but are not limited  to,  obligations  of the
Tennessee  Valley  Authority,  the Federal Home Loan Mortgage  Corporation and the U.S. Postal Service,  each of which has the right to borrow from the U.S.  Treasury to meet its  obligations,  and  obligations  of the Federal Farm Credit System and the Federal Home Loan
Banks,  both of whose obligations may be satisfied only by the individual  credits of each issuing agency.  Securities which are backed by the full faith and credit of the United States include  obligations of the Government  National  Mortgage  Association,  the Farmers
Home Administration, and the Export-Import Bank.

         Equity  Investments.  The Portfolio may invest in equity  securities listed on any domestic  securities  exchange or traded in the  over-the-counter  market as well as certain restricted or unlisted  securities.  They may or may not pay dividends or carry voting rights.  Common stock occupies the most junior position in a company's capital structure.

         Warrants.  Warrants  entitle  the holder to buy common  stock from the  issuer at a specific  price (the  strike  price) for a specific  period of time.  The strike  price of  warrants  sometimes  is much lower than the  current  market  price of the  underlying securities,  yet warrants are subject to similar price fluctuations.  As a result,  warrants may be more volatile  investments than the underlying securities.

         Warrants  do not  entitle the holder to  dividends  or voting  rights with  respect to the  underlying  securities  and do not represent any rights in the assets of the issuing  company.  Also, the value of the warrant does not necessarily  change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.

         Convertible  Securities.  Convertible  securities may be debt securities or preferred stocks that may be converted into common stock or that carry the right to purchase  common stock.  Convertible  securities  entitle the holder to exchange the  securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

         The terms of any convertible  security  determine its ranking in a company's  capital  structure.  In the case of subordinated convertible  debentures,  the holders' claims on assets and earnings are subordinated to the claims of other creditors,  and are senior to the claims of preferred and common  shareholders.  In the case of convertible  preferred  stock,  the holders'  claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

Futures Contracts and Options on Futures Contracts.

                  Futures  Contracts.  The Portfolio may enter into securities index futures  contracts.  U.S.  futures  contracts have been  designed  by  exchanges  which have been  designated  "contracts  markets" by the CFTC,  and must be  executed  through a futures commission  merchant,  or brokerage firm,  which is a member of the relevant  contract market.  Futures  contracts trade on a number of exchange  markets,  and,  through their  clearing  corporations,  the exchanges  guarantee  performance of the contracts as between the clearing  members of the exchange.  These  investments  will be made by the Portfolio  solely for hedging  purposes.  Such  investments will be made only if they are  economically  appropriate  to the reduction of risks  involved in the  management of the  Portfolio.  In this regard, the Portfolio may enter into futures contracts or options on futures related to the S&P 500.

         At the same time a futures  contract is purchased  or sold,  the  Portfolio  must  allocate  cash or  securities  as a deposit payment  ("initial  deposit").  It is expected  that the initial  deposit  would be  approximately  1 1/2% to 5% of a  contract's  face value.  Daily  thereafter,  the futures  contract is valued and the payment of "variation  margin" may be required,  since each day the
Portfolio would provide or receive cash that reflects any decline or increase in the contract's value.

         Although  futures  contracts  by their terms call for the actual  delivery or  acquisition  of  securities,  in most cases the contractual  obligation is fulfilled  before the date of the contract  without having to make or take delivery of the  securities.  The offsetting  of a  contractual  obligation  is  accomplished  by buying (or selling,  as the case may be) on a  commodities  exchange an identical  futures  contract  calling for  delivery in the same month.  Such a  transaction,  which is effected  through a member of an exchange,  cancels the obligation to make or take delivery of the  securities.  Since all  transactions in the futures market are made, offset or fulfilled  through a clearinghouse  associated with the exchange on which the contracts are traded,  the Portfolio will incur brokerage  fees when it purchases or sells futures  contracts.  The liquidity of the futures market  depends on  participants  entering into  offsetting  transactions  rather than making or taking  delivery.  To the extent  participants  decide to make or take  delivery, liquidity in the futures market could be reduced, thus producing distortion.

         In addition,  futures  contracts  entail other risks.  The  Sub-advisor  believes that use of such  contracts will benefit the
Portfolio.  The successful use of futures contracts,  however,  depends on the degree of correlation between the futures and securities markets.  In addition,  successful use of futures  contracts is dependent on the  Sub-advisor's  ability to correctly predict movements in the  securities  markets and no assurance  can be given that its judgment will be correct.  For an additional  discussion of futures contracts and the risks involved  therein,  see the Trust's  Prospectus  and this Statement  under "Certain Risk Factors and Investment
Methods."

                  Options on Futures  Contracts.  The Portfolio  may use stock index  futures on a continual  basis to equitize cash so that the Portfolio may maintain 100% equity  exposure.  The Portfolio  will not enter into any futures  contracts or options on futures contracts if immediately  thereafter the amount of margin  deposits on all the futures  contracts of the Portfolio and premiums paid on outstanding  options on futures  contracts owned by the Portfolio (other than those entered into for bona fide hedging  purposes) would exceed 5% of the market value of the total assets of the Portfolio.

         A futures  option gives the holder,  in return for the premium paid,  the right to buy (call) from or sell (put) to the writer of the option a futures  contract at a specified  price at any time during the period of the option.  Upon exercise,  the writer of the option is obligated to pay the  difference  between the cash value of the futures  contract and the exercise  price.  Like the buyer or seller of a futures  contract,  the holder,  or writer,  of an option has the right to terminate  its position  prior to the  scheduled expiration  of the option by selling or  purchasing  an option of the same series,  at which time the person  entering into the closing transaction  will realize a gain or loss.  The Portfolio will be required to deposit  initial margin and variation  margin with respect to put and call options on futures  contracts  written by it pursuant to brokers'  requirements  similar to those described  above. Net option premiums  received will be included as initial margin  deposits.  In anticipation of a decline in interest rates,  the Portfolio may purchase  call  options on futures  contracts as a  substitute  for the purchase of futures  contracts to hedge  against a possible increase in the price of securities  that the Portfolio  intends to purchase.  Similarly,  if the value of the  securities  held by the
Portfolio is expected to decline as a result of an increase in interest  rates,  the Portfolio  might purchase put options or sell call options on futures contracts rather than sell futures contracts.

         Investments in futures options  involve some of the same  considerations  that are involved in connection with  investments in futures  contracts  (for example,  the existence of a liquid  secondary  market).  In addition,  the purchase or sale of an option also entails the risk that  changes in the value of the  underlying  futures  contract  will not  correspond  to changes in the value of the option  purchased.  Depending on the pricing of the option compared to either the futures  contract upon which it is based, or upon the price of the  securities  being  hedged,  an  option  my or may not be less  risky  than  ownership  of the  futures  contract  or such securities.  In general,  the market prices of options can be expected to be more  volatile  than the market  prices on the  underlying futures  contract.  Compared to the  purchase or sale of futures  contracts,  however,  the  purchase of call or put options on futures contracts may frequently  involve less  potential risk to the Portfolio  because the maximum amount at risk is the premium paid for the options (plus  transaction  costs).  The writing of an option on a futures  contact  involves  risks similar to those risks relating to the sale of futures contracts.

         Options on  Securities  Indices.  The  Portfolio  may purchase and write  (sell) call and put options on  securities  indices.
Such options give the holder the right to receive a cash  settlement  during the term of the option based upon the  difference  between the exercise price and the value of the index.

         Options on securities  indices entail certain risks. The absence of a liquid  secondary market to close out options  positions on  securities  indices may occur,  although the  Portfolio  generally  will only  purchase or write such an option if the  Sub-advisor believes the option can be closed out.

         Use of options on  securities  indices also entails the risk that  trading in such  options may be  interrupted  if trading in certain  securities  included in the index is  interrupted.  The  Portfolio  will not  purchase  such  options  unless the  Sub-advisor believes the market is  sufficiently  developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

         For an additional  discussion of options and the risks involved therein,  see the Trust's  Prospectus and this Statement under
"Certain Risk Factors and Investment Methods."

         Investment Policies Which May Be Changed Without  Shareholder  Approval.  The following  limitations are applicable to the AST
Sanford  Bernstein  Managed  Index 500  Portfolio.  These  limitations  are not  "fundamental'  restrictions  and may be changed by the
Trustees without shareholder approval.  The Portfolio will not:

         1.       The Portfolio will not change its policy to invest at least 80% of the value of its assets in securities  included in the S&P 500(R)unless it provides 60 days prior written notice to its shareholders.

         2.       Purchase  any  security  or  evidence of interest  therein on margin,  except that such  short-term  credit as may be necessary  for the  clearance of purchases  and sales of  securities  may be obtained and except that  deposits of initial  deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

         3.       Invest for the purpose of exercising control or management;

         4.       Purchase securities of other investment companies except in compliance with the 1940 Act; or

         5.       Invest more than 15% of the  Portfolio's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily  marketable,  not including Rule 144A  securities  and commercial  paper that is sold under section 4(2) of the 1933 Act that have been determined to be liquid under procedures established by the Board of Trustees.

AST American Century Income & Growth Portfolio:

Investment  Objective:  The primary  investment  objective of the Portfolio is to seek capital  growth.  Current  income is a secondary investment objective.

Investment Policies:

         In general,  within the restrictions  outlined here and in the Trust's Prospectus,  the Sub-advisor has broad powers to decide how to invest fund assets.  Investments are varied according to what is judged  advantageous  under changing  economic  conditions.  It is the  Sub-advisor's  intention that the Portfolio will generally  consist of domestic and foreign common stocks and equity equivalent securities.  However,  subject to the specific  limitations  applicable to the Portfolio,  the Sub-advisor may invest the assets of the
Portfolio in varying amounts in other  instruments,  such as those discussed below,  when such a course is deemed  appropriate in order to attempt to attain its investment objective.

         Senior  securities that, in the opinion of the manager,  are high-grade  issues also may be purchased for defensive  purposes.
However,  so long as a sufficient number of such securities are available,  the manager intends to keep the Portfolio fully invested in stocks that meet the Portfolio's  investment  criteria,  regardless of the movement of stock prices generally.  In most  circumstances, the Portfolio's  actual level of cash and cash equivalents  will be less than 10%. As noted in the Prospectus,  the Sub-advisor may use stock index futures as a way to expose the Portfolio's  cash assets to the market,  while  maintaining  liquidity.  The Sub-advisor may not leverage the Portfolio  through  investment in these  futures,  so there should be no greater  market risk to the Portfolio than if they purchased stocks.

         As a  diversified  fund as defined in the 1940 Act, the Portfolio  will not,  with respect to 75% of its total assets,  invest more than 5% of its total assets in the securities of a single issuer or purchase more than 10% of the  outstanding  voting  securities of a single issuer.  To meet federal tax requirements for  qualification as a regulated  investment  company,  the Portfolio must limit its  investments  so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S government or a regulated investment  company),  and (2) with respect to at least 50%
of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

         Foreign  Securities.  The  Portfolio  may invest an  unlimited  amount of its  assets in the  securities  of foreign  issuers, including foreign  governments,  when these securities meet its standards of selection.  Securities of foreign issuers may trade in the
U.S. or foreign securities markets.

         Investments  in foreign  securities  involve risks that are  different  from and generally  greater than  investments  in U.S.
securities.  These risks are  discussed in this  Statement  and the Trust's  Prospectus  under  "Certain  Risk  Factors and  Investment
Methods." In addition,  because most foreign  securities are  denominated  in non-U.S.  currencies,  the investment  performance of the
Portfolio  could be  affected  by changes in foreign  currency  exchange  rates.  Currency  exchange  rates can be volatile at times in response to supply and demand in the  currency  exchange  markets,  international  balances  of  payments,  governmental  intervention, speculation,  and other political and economic  conditions.  As discussed  below,  the Portfolio may purchase and sell foreign currency on a spot basis and may engage in forward  currency  contracts,  currency  options  and futures  transactions  for hedging or any other lawful purpose.

         In certain  countries  one  securities  broker may represent all or a  significant  part of the trading  volume,  resulting in higher trading costs and decreased  liquidity due to a lack of alternative  trading partners.  In certain markets there have been times when  settlements  have been  unable to keep pace with the volume of  securities  transactions,  making it  difficult  to conduct  such transactions.  Delays in clearance and  settlement  could result in temporary  periods when assets of the Portfolio are  uninvested and no return is earned  thereon.  The  inability of the  Portfolio to make intended  security  purchases  due to clearance and  settlement problems could cause the Portfolio to miss attractive  investment  opportunities.  Inability to dispose of portfolio  securities due to clearance and settlement  problems  could result either in losses to the Portfolio due to subsequent due to subsequent  declines in the value of the portfolio security or, if the Portfolio has entered into a contract to sell the security, liability to the purchaser.

         Evidence of securities  ownership may be uncertain in many foreign  countries.  In many of these  countries,  the most notable of which is the Russian  Federation,  the ultimate  evidence of securities  ownership is the share register held by the issuing company or its registrar.  While some companies may issue share  certificates or provide  extracts of the company's  share register,  these are not negotiable  instruments  and are not effective  evidence of securities  ownership.  In an ownership  dispute,  the company's  share register is  controlling.  As a result,  there is a risk that the  Portfolio's  trade  details  could be  incorrectly  or  fraudulently entered on the issuer's share register at the time of the  transaction,  or that the Portfolio's  ownership could thereafter be altered or deleted entirely, resulting in a loss to the Portfolio.

         Depositary  Receipts.  The Portfolio may invest in foreign companies  through American  Depositary  Receipts (ADRs),  European
Depositary  Receipts  (EDRs),  ordinary  shares and New York  shares.  Additional  information  about ADRs and EDRs is  included in the
Trust's  prospectus under "Certain Risk Factors and Investment  Methods." Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S.  exchange.  New York  shares are shares that a foreign  issuer has  allocated  for  trading in the United  States.
ADRs,  ordinary shares,  and New York shares all may be purchased with and sold for U.S. dollars,  which protects the fund from foreign settlement risks.

         Forward  Currency  Exchange  Contracts.  The Portfolio may purchase and sell foreign  currency  either on a spot (i.e.,  cash)
basis and may engage in forward foreign  currency  exchange  contracts,  currency  options and futures  transactions for hedging or any lawful  purpose.  The  Portfolio  will  segregate  on its records  cash or other  liquid  assets in an amount  sufficient  to cover its obligations under the contract.

         The  Sub-advisor  does not intend to enter into such contracts on a regular  basis.  Normally,  consideration  of the prospect for currency  parties  will be  incorporated  into the  long-term  investment  decisions  made with respect to overall  diversification strategies.  However,  the Sub-advisor  believes that it is important to have flexibility to enter into such forward  contracts when it determines that the Portfolio's best interests may be served.

         At the maturity of the forward  contract,  the  Portfolio  may either sell the  portfolio  security  and make  delivery of the foreign  currency,  or it may retain the security  and  terminate  the  obligation  to deliver the foreign  currency by  purchasing  an offsetting  forward contract with the same currency trader obligating the fund to purchase,  on the same maturity date, the same amount of the foreign currency.

         Convertible  Securities.  A  convertible  security  is  a  fixed  income  security  that  offers  the  potential  for  capital appreciation  through a conversion  feature that enables the holder to convert the fixed income security into a stated number of shares of common stock. As fixed income securities,  convertible  securities  provide a stable stream of income,  with generally higher yields than  common  stocks.  Because  convertible  securities  offer the  potential  to benefit  from  increases  in the market  price of the underlying common stock,  however,  they generally offer lower yields than  non-convertible  securities of similar quality.  Of course, like all fixed income  securities,  there can be no assurance of current income because the issuers of the  convertible  securities may default on their  obligations.  In  addition,  there can be no assurance of capital  appreciation  because the value of the  underlying common stock will fluctuate.

         Unlike a  convertible  security  that is a single  security,  a synthetic  convertible  security is  comprised of two distinct securities  that together  resemble  convertible  securities  in certain  respects.  Synthetic  convertible  securities  are created by combining  non-convertible  bonds or preferred  stocks with  warrants or stock call  options.  The options  that will form  elements of synthetic  convertible  securities  will be listed on a  securities  exchange or on the  National  Association  of  Securities  Dealers
Automated  Quotation Systems.  The two components of a synthetic  convertible  security,  which will be issued with respect to the same entity,  generally  are  not  offered  as a unit,  and may be  purchased  and  sold by the  Portfolio  at  different  times.  Synthetic convertible  securities  differ  from  convertible  securities  in certain  respects,  including  that each  component  of a  synthetic convertible security has a separate market value and responds differently to market  fluctuations.  Investing in synthetic  convertible securities involves the risk normally involved in holding the securities comprising the synthetic convertible security.

         Additional  information  about  convertible  securities is included in the Trust's  Prospectus under "Certain Risk Factors and
Investment Methods."

         Short Sales  "Against the Box." As discussed in the Trust's  Prospectus,  the  Portfolio  may engage in short sales if, at the time of the short sale,  the Portfolio  owns or has the right to acquire  securities  equivalent  in kind and amount to the  securities being sold short.  While the short sale is maintained,  the Portfolio will segregate assets to collateralize  its obligation to deliver the  securities  sold short in an amount equal to the proceeds of the short sale plus an additional  margin amount  established  by the
Board of Governors of the Federal  Reserve.  There will be certain  additional  transaction  costs associated with short sales, but the
Portfolio will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

         Derivative  Securities.  To the extent permitted by its investment  objectives and policies  discussed  elsewhere herein,  the
Portfolio may invest in securities that are commonly referred to as "derivative"  securities.  Certain  derivative  securities are more accurately  described  as  "index/structured"  securities.  Index/structured  securities  are  derivative  securities  whose  value  or performance  is linked to other  equity  securities  (such as  depositary  receipts),  currencies,  interest  rates,  indices  or other financial indicators ("reference indices").

         Some  "derivatives,"  such as  mortgage-backed  and  other  asset-backed  securities,  are in many  respects  like  any  other investment, although they may be more volatile or less liquid than more traditional debt securities.

         The Portfolio may not invest in a derivative  security  unless the reference index or the instrument to which it relates is an eligible  investment for the Portfolio.  For example,  a security whose  underlying  value is linked to the price of oil would not be a permissible investment because the Portfolio may not invest in oil and gas leases or futures.

         The return on a derivative  security may increase or decrease,  depending upon changes in the reference index or instrument to which it relates.

         There is a range of risks associated with derivative investments, including:

o        the risk that the underlying  security,  interest rate,  market index or other  financial asset will not move in the direction the portfolio manager anticipates;

o        the  possibility  that there may be no liquid  secondary  market,  or the  possibility  that price  fluctuation  limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired; and

o        the risk that the counterparty will fail to perform its obligations.

The Sub-advisor will report to the Investment Manager on activity in derivative  securities,  and the Investment Manager will report to the Trust's Board of Trustees as necessary.  For  additional  information on derivatives  and their risks,  see the Trust's  Prospectus under "Certain Risk Factors and Investment Methods."

         Futures  and  Options.  The  Portfolio  may enter into  futures  contracts,  options or  options  on  futures  contracts.  The
Portfolio may not, however,  enter into a futures transaction for speculative  purposes.  Generally,  futures transactions will be used to:

o        protect against a decline in market value of the Portfolio's securities (taking a short futures position), or

o        protect  against the risk of an increase in market value for  securities  in which the Portfolio  generally  invests at a time when the Portfolio is not fully-invested (taking a long futures position), or

o        provide a temporary substitute for the purchase of an individual security that may be purchased in an orderly fashion.

Some  futures and options  strategies,  such as selling  futures,  buying puts and writing  calls,  hedge the  Portfolio's  investments against  price  fluctuations.  Other  strategies,  such as buying  futures,  writing  puts and buying  calls,  tend to increase  market exposure.

         Although  other  techniques  may be used to  control  the  Portfolio's  exposure  to market  fluctuations,  the use of futures contracts may be a more  effective  means of hedging this exposure.  While the Portfolio  will pay brokerage  commissions in connection with opening and closing out futures  positions,  these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

         The  Portfolio  may engage in futures and options  transactions  based on  securities  indices  that are  consistent  with the
Portfolio's  investment  objectives.  Examples of indices that may be used  include the Bond Buyer Index of  Municipal  Bonds for fixed income  funds,  or the S&P 500 Index for equity  funds.  The  Portfolio  also may engage in futures and options  transactions  based on specific  securities,  such as U.S.  Treasury  bonds or notes.  Futures  contracts are traded on national  futures  exchanges.  Futures exchanges and trading are regulated under the Commodity Exchange Act by the CFTC, a U.S. government agency.

         Unlike when the Portfolio  purchases or sells a bond, no price is paid or received by the Portfolio  upon the purchase or sale of the future.  Initially,  the  Portfolio  will be required to deposit an amount of cash or  securities  equal to a varying  specified percentage of the contract  amount.  This amount is known as initial  margin.  The margin  deposit is intended to assure  completion of the contract  (delivery or  acceptance of the  underlying  security) if it is not  terminated  prior to the  specified  delivery  date.
Minimum initial margin  requirements are established by the futures  exchanges and may be revised.  In addition,  brokers may establish margin  deposit  requirements  that are higher than the exchange  minimums.  Cash held in the margin  account is not income  producing.
Subsequent  payments,  called variation  margin,  to and from the broker,  will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market.

         Futures and options prices can be volatile,  and trading in these markets involves certain risks,  which are described in more detail in this Statement and the Trust's  Prospectus  under "Certain Risk Factors and Investment  Methods." The  Sub-advisor  will seek to minimize  these risks by  limiting  the  contracts  entered  into on behalf of the  Portfolio  to those  traded on national  futures exchanges and for which there appears to be a liquid secondary market.

         Options on Futures.  By purchasing an option on a futures  contract,  the Portfolio obtains the right, but not the obligation, to sell the  futures  contract (a put option) or to buy the  contract  (a call  option) at a fixed  strike  price.  The  Portfolio  can terminate  its  position  in a put option by  allowing  it to expire or by  exercising  the  option.  If the option is  exercised,  the
Portfolio  completes the sale of the  underlying  instrument at the strike price.  Purchasing an option on a futures  contract does not require the Portfolio to make margin payments unless the option is exercised.

         Although  they do not  currently  intend to do so, the Portfolio may write (or sell) call options that obligate it to sell (or deliver) the option's  underlying  instrument  upon exercise of the option.  While the receipt of option  premiums  would  mitigate the effects of price declines,  the Portfolio  would give up some ability to participate in a price increase on the underlying  instrument.
If the Portfolio were to engage in options  transactions,  it would own the futures  contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

         When-Issued  and  Forward  Commitment  Agreements.  The  Portfolio  may  sometimes  purchase  new  issues of  securities  on a when-issued or forward  commitment  basis in which the  transaction  price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

         In purchasing  securities on a when-issued or forward  commitment  basis,  the Portfolio  will segregate  until the settlement date cash or other liquid assets in an amount  sufficient to meet the purchase  price.  When the time comes to pay for the  when-issued securities,  the Portfolio will meet its  obligations  with available cash,  through the sale of securities,  or, although it would not normally  expect to do so, by selling the  when-issued  securities  themselves  (which may have a market value greater or less than the
Portfolio's  payment  obligation).  Additional  information about when-issued and forward  commitment  transactions is included in this
Statement and in the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Investments  in  Companies  with  Limited  Operating  History.  The  Portfolio  may invest in the  securities  of issuers with limiting  operating  history.  The Sub-advisor  considers an issuer to have a limited  operating history if that issuer has a record of less than three years of continuous operation. The Sub-advisor will consider periods of capital formation,  incubation,  consolidation, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

         Investments in securities of issuers with limited  operating  history may involve greater risks than investments in securities of more mature issuers.  By their nature,  such issuers  present limited  operating  history and financial  information  upon which the manager may base its  investment  decision on behalf of the  Portfolio.  In addition,  financial and other  information  regarding such issuers, when available, may be incomplete or inaccurate.

         Other  Investment  Companies.  The  Portfolio may invest in other mutual funds,  including  those advised by the  Sub-advisor, provided that the investment is consistent with the fund's  investment  policies and  restrictions and with the limitations of the 1940
Act. Under the 1940 Act, the Portfolio's  investment in such  securities,  subject to certain  exceptions,  currently is limited to (a)
3% of the total voting stock of any one investment  company,  (b) 5% of the Portfolio's total assets with respect to any one investment company  and (c) 10% of the  Portfolio's  total  assets in the  aggregate.  Such  purchases  will be made in the open  market  where no commission  or profit to a sponsor or dealer  results from the  purchase  other than the  customary  brokers'  commissions.  Additional information  about other  investment  companies  is included in the Trust's  Prospectus  under  "Certain  Risk  Factors and  Investment
Methods."

         Short-Term  Securities.  In order  to meet  anticipated  redemptions,  to hold  assets  pending  the  purchase  of  additional securities for the Portfolio,  or, in some cases, for temporary  defensive  purposes,  the Portfolio may invest a portion of its assets in money market and other short-term securities.

         Examples of those securities include:

o        Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;
o        Commercial Paper;
o        Certificates of Deposit and Eurodollar Certificates of Deposit;
o        Bankers' Acceptances;
o        Short-term notes, bonds, debentures, or other debt instruments; and
o        Repurchase agreements.

         U.S.  Government  Securities.  The Portfolio may invest in U.S.  government  securities,  including  bills,  notes,  and bonds issued by the U.S.  Treasury and securities issued or guaranteed by agencies or  instrumentalities  of the U.S.  government.  Some U.S.
government  securities  are  supported by the direct full faith and credit pledge of the U.S.  government;  others are supported by the right of the issuer to borrow from the U.S. Treasury;  others, such as securities issued by the Federal National Mortgage  Association, are supported by the discretionary  authority of the U.S.  government to purchase the agencies'  obligations;  and others are supported only by assurance that the U.S.  government will provide financial support to an  instrumentality  it sponsors when it is not obligated by law to do so.

         Lending of Securities.  The Portfolio may lend its securities.  Additional  information on securities  lending and its risk is included in this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

AST Alliance Growth and Income Portfolio:

Investment  Objective:  The investment objective of the Portfolio is to seek capital growth and income through investments primarily in dividend-paying common stocks of good quality.

Investment Policies:

         It is the policy of the  Portfolio  to seek to balance  the  objectives  of  reasonable  opportunity  for  capital  growth and reasonable  current income through  investments  primarily in  dividend-paying  common stocks of good quality.  However,  it may invest whenever the economic  outlook is unfavorable  for common stock  investments in other types of securities,  such as bonds,  convertible bonds, preferred stocks, and convertible preferred stocks.

         Purchases  and sales of  portfolio  securities  are made at such  times and in such  amounts as deemed  advisable  in light of market,  economic and other conditions,  irrespective of the degree of portfolio  turnover.  The Portfolio engages primarily in holding securities for investment and not for trading purposes.

         Covered Call Options.  Subject to market  conditions,  the Portfolio may try to realize income by writing  covered call option contracts  provided  that the option is listed on a domestic  securities  exchange  and that no option will be written if, as a result, more than 25% of the  Portfolio's  assets are subject to call options.  The  Sub-advisor  believes that the premiums the Portfolio will receive for writing options can increase the Portfolio's income without subjecting it to substantial risks.

         A security on which an option has been written will be held in escrow by the  Portfolio's  custodian until the option expires, is exercised,  or a closing  purchase  transaction is made. The Portfolio will purchase call options only to close out a position in an option  written by it. When a security is sold from the  Portfolio  against which a call option has been  written,  the Portfolio  will effect a closing purchase transaction so as to close out any existing call option on that security.

         The premium  received by the Portfolio upon writing a call option will increase the  Portfolio's  assets,  and a corresponding liability will be recorded and subsequently  adjusted from day to day to the current value of the option written.  For example,  if the current value of the option  exceeds the premium  received,  the excess would be an  unrealized  loss and,  conversely,  if the premium exceeds the current  value,  such excess would be an unrealized  gain.  The current value of the option will be the last sales price on the  principal  exchange on which the option is traded or, in the  absence of any  transactions,  the mean  between the closing bid and asked price.

         Except as stated above, the Portfolio will not purchase or sell puts or calls or combinations thereof.

         Additional  information  on covered  call  options and their risks is included in this  Statement  and the Trust's  Prospectus under "Certain Risk Factors and Investment Methods."

         Stock Index  Futures.  The Portfolio may purchase and sell stock index futures  contracts.  A stock index futures  contract is a bilateral  agreement  pursuant to which two parties agree to take or make delivery of an amount of liquid assets equal to a specified dollar amount  multiplied by the difference  between the stock index value at the close of the last trading day of the contract and the price at which the futures  contract is originally  struck.  No physical  delivery of the  underlying  stocks in the index is made. The
Portfolio will not purchase or sell options on stock index futures contracts.

         The  Portfolio  may not purchase or sell a stock index future if,  immediately  thereafter,  more than 30% of its total assets would be hedged by stock index futures.  The Portfolio may not purchase or sell a stock index future if,  immediately  thereafter,  the sum of the amount of margin  deposits  on the  Portfolio's  existing  futures  positions  would  exceed 5% of the  market  value of the
Portfolio's total assets.

         Currently,  stock index  futures  contracts  can be purchased or sold with respect to the Standard & Poor's 500 Stock Index on the Chicago  Mercantile  Exchange,  the New York Stock  Exchange  Composite  Index on the New York Futures  Exchange and the Value Line
Stock Index on the Kansas City Board of Trade.  The Sub-advisor  does not believe that  differences in composition of the three indices will create any  differences  in the price  movements  of the stock index  futures  contracts  in  relation  to the  movements  in such indices.  However,  such  differences in the indices may result in  differences in correlation of the futures  contracts with movements in the value of the securities being hedged.  The Portfolio  reserves the right to purchase or sell stock index futures  contracts that may be created in the future.

         The nature of initial  margin in futures  transactions  is  different  from that of margin in  security  transactions  in that futures contract margin does not involve the borrowing of funds to finance  transactions.  Rather,  the initial margin is in the nature of a  performance  bond or good faith  deposit on the  contract  which is returned to the  Portfolio  upon  termination  of the futures contract, assuming all contractual obligations have been satisfied.

         There are several risks in  connection  with the use of stock index  futures by the  Portfolio as a hedging  device.  One risk arises  because of the imperfect  correlation  between  movements in the price of the stock index futures and movements in the price of the  securities  which are the subject of the hedge.  The price of the stock index futures may move more than or less than the price of the  securities  being  hedged.  If the price of the stock  index  futures  moves less than the price of the  securities  which are the subject  of the  hedge,  the hedge  will not be fully  effective  but,  if the price of the  securities  being  hedged  has moved in an unfavorable  direction,  the Portfolio  would be in a better  position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable  direction,  this  advantage  will be partially  offset by the loss on the index  future.  If the price of the future moves more than the price of the stock,  the Portfolio  will  experience  either a loss or gain on the future which will not be completely  offset by movements in the price of the  securities  which are the subject of the hedge.  To compensate for the imperfect  correlation of movements in the price of securities being hedged and movements in the price of the stock index futures,  the
Portfolio may buy or sell stock index futures  contracts in a greater  dollar amount than the dollar amount of securities  being hedged if the volatility  over a particular  time period of the prices of such  securities has been greater than the volatility over such time period for the index,  or if otherwise  deemed to be appropriate by the  Sub-advisor.  Conversely,  the Portfolio may buy or sell fewer stock index futures  contracts if the volatility  over a particular  time period of the prices of the  securities  being hedged is less than the volatility over such time period of the stock index, or if otherwise deemed to be appropriate by the Sub-advisor.

         Where  futures are  purchased  to hedge  against a possible  increase in the price of stock  before the  Portfolio  is able to invest its cash (or cash  equivalents)  in stocks (or  options)  in an orderly  fashion,  it is  possible  that the market may  decline instead.  If the  Portfolio  then  concludes  not to invest in stock or options at that time because of concern as to possible  further market  decline or for other reasons,  the Portfolio  will realize a loss on the futures  contract that is not offset by a reduction in the price of securities purchased.

         The  Portfolio's  Sub-advisor  intends to purchase and sell  futures  contracts on the stock index for which it can obtain the best price with due consideration to liquidity.

         For additional  information  regarding futures contracts and their risks, see this Statement and the Trust's  Prospectus under
"Certain Risk Factors and Investment Methods."

         Foreign  Securities.  The  Portfolio  may invest in foreign  securities,  but will not make any such  investments  unless such securities are listed on a national  securities  exchange.  The purchase of foreign  securities  entails certain political and economic risks,  and  accordingly,  the  Portfolio  has  restricted  its  investments  in securities in this category to issues of high quality.
Evidences  of  ownership  of  foreign  securities  may be held  outside  of the U.S.,  and the  Portfolio  may be  subject to the risks associated  with the holding of such property  overseas.  Additional  information on foreign  securities and their risks is included in this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Securities  Ratings.  The  ratings  of debt  securities  by S&P,  Moody's,  Duff & Phelps and Fitch are a  generally  accepted barometer of credit risk. They are,  however,  subject to certain  limitations from an investor's  standpoint.  The rating of an issuer is heavily  weighted by past  developments  and does not  necessarily  reflect  probable future  conditions.  There is frequently a lag between the time a rating is assigned and the time it is updated.  In addition,  there may be varying  degrees of  difference in credit risk of securities within each rating category.

         A  detailed  description  of the debt  security  ratings  assigned  by  Moody's  and S&P is  included  in  Appendix  B to this
Statement.

         Investment Policies Which May Be Changed Without  Shareholder  Approval.  The following  limitations are applicable to the AST
Alliance Growth and Income Portfolio.  These  limitations are not "fundamental  restrictions and may be changed by the Trustees without shareholder approval.  The Portfolio may not:

         1.       Purchase the securities of any other investment company except in compliance with the 1940 Act; and

         2.       Sell securities short.

AST MFS Growth with Income Portfolio:

Investment  Objective:  The investment objective of the Portfolio is to seek to provide reasonable current income and long-term capital growth and income.

Investment Policies:

         Corporate Debt  Securities.  The Portfolio may invest in debt  securities,  such as  convertible  and  non-convertible  bonds, notes and debentures, issued by corporations, limited partnerships and similar entities.

         Variable and Floating Rate  Obligations.  The Portfolio may invest in floating or variable  rate  securities.  Investments  in variable or floating rate  securities  normally  will involve  industrial  development  or revenue bonds which provide that the rate of interest is set as a specific  percentage of a designated  base rate,  such as rates on Treasury  Bonds or Bills or the prime rate at a major  commercial  bank, and that a bondholder can demand payment of the  obligations on behalf of the Portfolio on short notice at par plus accrued  interest,  which amount may be more or less than the amount of the bondholder  paid for them. The maturity of floating or variable rate  obligations  (including  participation  interests  therein) is deemed to be the longer of (i) the notice period required before the Portfolio is entitled to receive payment of the obligation upon demand or (ii) the period  remaining until the  obligation's next interest rate  adjustment.  If not redeemed by the Portfolio  through the demand feature,  the  obligations  mature on a specified date, which may range up to thirty years from the date of issuance.

         Zero Coupon Bonds,  Deferred  Interest Bonds and PIK Bonds. The Portfolio may invest in zero coupon bonds,  deferred bonds and bonds on which the interest is payable in kind ("PIK  bonds").  Zero coupon and deferred  interest  bonds are debt  obligations,  which are issued at a significant  discount  from face value.  The discount  approximates  the total amount of interest the bonds will accrue and compound over the period until  maturity or the first  interest  payment date at a rate of interest  reflecting  the market rate of the security at the time of  issuance.  While zero coupon bonds do not require the  periodic  payment of  interest,  deferred  interest bonds do provide for a period of delay before the regular payment of interest  begins.  PIK bonds are debt  obligations,  which provide that the  issuer  may,  at its  option,  pay  interest  on such  bonds  in cash or in the form of  additional  debt  obligations.  Such investments  benefit  the issuer by  mitigating  its need for cash to meet debt  service,  but also  require a higher rate of return to attract  investors who are willing to defer receipt of such cash. Such  investments may experience  greater  volatility in market value than debt  obligations,  which make regular  payments of interest.  The Portfolio  will accrue income on such  investments  for tax and accounting  purposes,  which are  distributable  to  shareholders  and which,  because no cash is received at the time of accrual,  may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.

         Equity  Securities.  The  Portfolio may invest in all types of equity  securities,  including the  following:  common  stocks, preferred stocks and preference stocks;  securities such as bonds,  warrants or rights that are convertible into stocks; and depositary receipts for those securities.  These securities may be listed on securities exchanges,  traded in various  over-the-counter markets or have no organized market.

         Foreign  Securities.   The  Portfolio  may  invest  in  dollar-denominated  and  non-dollar  denominated  foreign  securities.
Investing in  securities  of foreign  issuers  generally  involves  risks not  ordinarily  associated  with  investing in securities of domestic issuers.  For a discussion of the risks involved in foreign  securities,  see this Statement and the Trust's  Prospectus under
"Certain Risk Factors and Investment Methods."

         Depositary  Receipts.  The Portfolio may invest in American Depositary Receipts ("ADRs"),  Global Depositary Receipts ("GDRs")
and other  types of  depositary  receipts.  ADRs are  certificates  by a U.S.  depository  (usually a bank) and  represent  a specified quantity  of  shares of an  underlying  non-U.S.  stock on  deposit  with a  custodian  bank as  collateral.  GDRs and  other  types of depositary  receipts are typically issued by foreign banks or trust companies and evidence  ownership of underlying  securities  issued by either a foreign or a U.S.  company.  For the purposes of the  Portfolio's  policy to invest a certain  percentage  of its assets in foreign  securities,  the  investments  of the  Portfolio  in ADRs,  GDRs and  other  types of  depositary  receipts  are  deemed to be investments in the underlying securities.

         ADRs may be sponsored or  unsponsored.  A sponsored  ADR is issued by a depositary  which has an exclusive  relationship  with the issuer of the underlying  security.  An unsponsored ADR may be issued by any number of U.S.  depositories.  Under the terms of most sponsored  arrangements,  depositories  agree to distribute  notices of shareholder  meetings and voting  instructions,  and to provide shareholder  communications  and other  information  to the ADR holders at the request of the issuer of the deposited  securities.  The depositary of an  unsponsored  ADR, on the other hand, is under no obligation to distribute  shareholder  communications  received from the issuer of the deposited  securities or to pass through  voting  rights to ADR holders in respect of the deposited  securities.  The
Portfolio  may invest in either type of ADR.  Although the U.S.  investor  holds a substitute  receipt of ownership  rather than direct stock  certificates,  the use of the depositary  receipts in the United Sates can reduce costs and delays as well as potential currency exchange and other  difficulties.  The  Portfolio may purchase  securities in local markets and direct  delivery of these shares to the local  depositary of an ADR agent bank in the foreign  country.  Simultaneously,  the ADR agents create a certificate  which settles at the  Portfolio's  custodian in five days.  The Portfolio may also execute  trades on the U.S.  markets using  existing  ADRs. A foreign issuer of the  security  underlying  an ADR is  generally  not subject to the same  reporting  requirements  in the United  States as a domestic  issuer.  Accordingly,  information  available to a U.S.  investor will be limited to the  information  the foreign  issuer is required to disclose in its country and the market value of an ADR may not reflect  undisclosed  material  information  concerning  the issuer of the  underlying  security.  ADRs may also be  subject  to  exchange  rate  risks if the  underlying  foreign  securities  are denominated in a foreign currency.

         Emerging  Markets.  The  Portfolio may invest in securities of  government,  government-related,  supranational  and corporate issuers located in emerging markets.  Such investments entail significant risks as described below.

         Company Debt.  Governments of many emerging  market  countries have exercised and continue to exercise  substantial  influence over many aspects of the private  sector  through the  ownership  or control of many  companies,  including  some of the largest in any given  country.  As a result,  government  actions in the future could have a  significant  effect on economic  conditions  in emerging markets,  which in turn, may adversely  affect  companies in the private  sector,  general  market  conditions and prices and yields of certain of the securities in the Portfolio's portfolio.  Expropriation,  confiscatory taxation,  nationalization,  political,  economic or social  instability or other similar  developments  have occurred  frequently over the history of certain emerging markets and could adversely affect the Portfolio's assets should these conditions recur.

         Foreign  currencies.  Some emerging  market  countries may have managed  currencies,  which are not free floating  against the
U.S.  dollar.  In addition,  there is risk that certain  emerging market countries may restrict the free conversion of their currencies into other currencies.  Further,  certain emerging market  currencies may not be  internationally  traded.  Certain of these currencies have  experienced  a steep  devaluation  relative  to the U.S.  dollar.  Any  devaluations  in the  currencies  in which a  Portfolio's portfolio securities are denominated may have a detrimental impact on the Portfolio's net asset value.

         Inflation.  Many emerging markets have  experienced  substantial,  and in some periods  extremely high, rates of inflation for many years.  Inflation and rapid  fluctuations  in inflation  rates have had and may continue to have adverse  effects on the economies and securities  markets of certain emerging market  countries.  In an attempt to control  inflation,  wage and price controls have been imposed in certain  countries.  Of these countries,  some, in recent years,  have begun to control  inflation  through prudent economic policies.

         Liquidity;  Trading  Volume;  Regulatory  Oversight.  The securities  markets of emerging market  countries are  substantially smaller,  less  developed,  less liquid and more volatile  than the major  securities  markets in the U.S.  Disclosure  and  regulatory standards are in many respects less  stringent than U.S.  standards.  Furthermore , there is a lower level of monitoring and regulation of the markets and the activities of investors in such markets.

         The limited size of many emerging  market  securities  markets and limited trading volume in the securities of emerging market issuers  compared  to volume of trading in the  securities  of U.S.  issuers  could cause  prices to be erratic for reasons  apart from factors that affect the soundness and  competitiveness  of the securities  issuers.  For example,  limited market size may cause prices to be unduly  influenced by traders who control large positions.  Adverse  publicity and investors'  perceptions,  whether or not based on in-depth fundamental analysis, may decrease the value and liquidity of portfolio securities.

         The risk also exists that an emergency  situation may arise in one or more emerging  markets,  as a result of which trading of securities may cease or may be  substantially  curtailed and prices for the  Portfolio's  securities in such markets may not be readily available.  The Portfolio may suspend  redemption of its shares for any period during which an emergency  exists,  as determined by the
SEC. If market  prices are not readily  available,  the  Portfolio's  securities  in the affected  markets will be valued at fair value determined in good faith by or under the direction of the Board of Trustees.

         Withholding.  Income  from  securities  held by the  Portfolio  could be reduced by a  withholding  tax on the source or other taxes imposed by the emerging  market  countries in which the Portfolio  makes its  investments.  The  Portfolio's  net asset value may also be affected by changes in the rates or methods of taxation  applicable  to the Portfolio or to entities in which the Portfolio has invested.  The Sub-advisor will consider the cost of any taxes in determining  whether to acquire any particular  investments,  but can provide no assurance that the taxes will not be subject to change.

         Forward  Contracts.  The Portfolio may enter into  contracts for the purchase or sale of a specific  currency at a future date at a price at the time the contract is entered  into (a "Forward  Contract"),  for hedging  purposes  (e.g.,  to protect its current or intended investments from fluctuations in currency exchange rates) as well as for non-hedging purposes.

         The Portfolio  does not presently  intend to hold Forward  Contracts  entered into until  maturity,  at which time it would be required to deliver or accept  delivery of the  underlying  currency,  but will seek in most  instances to close out  positions in such
Contracts by entering into  offsetting  transactions,  which will serve to fix the  Portfolio's  profit or loss based upon the value of the Contracts at the time the offsetting transactions is executed.

         The Portfolio will also enter into transactions in Forward  Contracts for other than hedging purposes,  which presents greater profit  potential but also involves  increased  risk.  For example,  the  Portfolio  may purchase a given  foreign  currency  through a
Forward  Contract  if, in the  judgement  of the  Sub-advisor,  the value of such  currency is  expected  to rise  relative to the U.S.
dollar.  Conversely,  the Portfolio may sell the currency  through a Forward  Contract if the Sub-advisor  believes that its value will decline relative to the dollar.

         For an additional  discussion of Forward  Contracts see this Statement and the Trust's  Prospectus under "certain Risk Factors and Investment Methods."

         Futures  Contracts.  The Portfolio may purchase and sell futures  contracts  ("Future  Contracts") on stock  indices,  foreign currencies,  interest rates or interest-rate  related  instruments,  indices of foreign  currencies or commodities.  The Portfolio also may  purchase and sell  Futures  Contracts on foreign or domestic  fixed  income  securities  or indices of such  securities  including municipal  bond indices and any other indices of foreign or domestic  fixed income  securities  that may become  available for trading.
Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law.

         Futures  Contracts differ from options in that they are bilateral  agreements,  with both the purchaser and the seller equally obligated to complete the  transaction.  Futures  Contracts call for settlement  only on the expiration date and cannot be exercised at any other time during their term.

         Purchases or sales of stock index futures  contracts are used to attempt to protect the Portfolio's  current or intended stock investments  from  broad  fluctuations  in stock  prices.  For  example,  the  Portfolio  may sell stock  index  futures  contracts  in anticipations  of or during market decline to attempt to offset the decrease in market value of the  Portfolio's  securities  portfolio that might otherwise  result.  If such decline occurs,  the loss in value of portfolio  securities may be offset,  in whole or in part, by gains on the futures  position.  When the Portfolio is not fully  invested in the  securities  market and  anticipates a significant market  advance,  it may purchase  stock index  futures in order to gain rapid market  exposure  that may, in part or entirely,  offset increases in the cost of securities that the Portfolio  intends to purchase.  As such purchases are made, the  corresponding  positions in stock index futures  contracts  will be closed out. In a substantial  majority of these  transactions,  the Portfolio  will purchase such  securities  upon  termination  of the futures  position,  but under unusual  market  conditions,  a long futures  position may be terminated without a related purchase of securities.

         The  Portfolio  may purchase and sell foreign  currency  futures  contracts  for hedging  purposes,  to attempt to protect its current or intended  investments  from  fluctuations in currency  exchange rates.  Such  fluctuations  could reduce the dollar value of portfolio securities  denominated in foreign currencies,  or increase the dollar cost of  foreign-denominated  securities,  or increase the dollar cost of  foreign-denominated  securities to be acquired,  even if the value of such  securities  in the  currencies in which they are denominated  remains constant.  The Portfolio may sell futures contracts on a foreign  currency,  for example,  where it holds securities  denominated  in such currency and it  anticipates a decline in the value of such  currency  relative to the dollar.  In the event such decline occurs,  the resulting adverse effect on the value of  foreign-denominated  securities may be offset, in whole or in part, by gains on the futures contracts.

         Conversely,  the Portfolio  could protect against a rise in the dollar cost of  foreign-denominated  securities to be acquired by  purchasing  futures  contracts on the relevant  security,  which could  offset,  in whole or in part,  the  increased  cost of such securities  resulting from the rise in the dollar value of the underlying  currencies.  Where the Portfolio purchases futures contracts under such circumstances,  however,  and the prices of securities to be acquired instead decline,  the Portfolio will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

         For further information on Futures Contracts, see this Statement under "Certain Risk Factors and Investment Methods."

         Investment in Other  Investment  Companies.  The Portfolio may invest in other investment  companies,  including both open-end and closed-end  companies.  Investments in closed-end  investment  companies may involve the payment of substantial  premiums above the value of such investment companies' portfolio securities.

         Options.  The Portfolio may invest in the  following  types of options,  which  involves the risks  described  below under the caption "Risk Factors."

         Options  on  Foreign  Currencies.  The  Portfolio  may  purchase  and write  options on foreign  currencies  for  hedging  and non-hedging  purposes in a manner  similar to that in which Futures  Contracts on foreign  currencies,  or Forward  Contracts,  will be utilized.  For  example,  where a rise in the dollar  value of a  currency  in which  securities  to be  acquired  are  denominated  is projected,  thereby  increasing  the cost of such  securities,  the Portfolio may purchase call options  thereon.  The purchase of such options could offset, at least partially, the effect of the adverse movements in exchange rates.

         Similarly,  instead of purchasing a call option to hedge against an  anticipated  increase in the dollar cost of securities to be acquired,  the  Portfolio  could write a put option on the relevant  currency  which,  if rates move in the manner  projected,  will expire  unexercised  and allow the Portfolio to hedge such increased  cost up to the amount of the premium.  Foreign  currency  options written by the Portfolio will generally be covered in a manner similar to the covering of other types of options.

         Options of Futures  Contracts.  The Portfolio  may also  purchase and write options to buy or sell those Futures  Contracts in which it may invest as described  above under "Futures  Contracts."  Such investment  strategies will be used for hedging  purposes and for non-hedging purposes, subject to applicable law.

         Options on  Futures  Contracts  that are  written or  purchased  by the  Portfolio  on U.S.  Exchanges  are traded on the same contract market as the underlying  Futures  Contract,  and, like Futures  Contracts,  are subject to the regulation by the CFTC and the performance  guarantee of the exchange  clearinghouse.  In addition,  Options on Futures Contracts may be traded on foreign  exchanges.
The Portfolio may cover the writing of call Options on Futures  Contracts (a) through  purchases of the  underlying  Futures  Contract,
(b) through ownership of the instrument,  or instruments  included in the index,  underlying the Futures  Contract,  or (c) through the holding of a call on the same Futures  Contract and in the same  principal  amount as the call written where the exercise  price of the call held (i) is equal to or less than the exercise  price of the call  written or (ii) is greater than the exercise  price of the call written if the  Portfolio  owns liquid and  unencumbered  assets equal to the  difference.  The  Portfolio may cover the writing of put
Options  on Futures  Contracts  (a)  through  sales of the  underlying  Futures  Contract,  (b)  through  the  ownership  of liquid and unencumbered  assets equal to the value of the security or index underlying the Futures  Contract,  or (c) through the holding of a put on the same  Futures  Contract and in the same  principal  amount as the put written  where the  exercise  price of the put held (i) is equal to or  greater  than the  exercise  price of the put  written or where the  exercise  price of the put held (ii) is less than the exercise price of the put written if the Portfolio owns liquid and  unencumbered  assets equal to the difference.  Put and call Options on Futures  Contracts  may also be covered in such other  manner as may be in  accordance  with the rules of the  exchange on which the option is traded  and  applicable  laws and  regulations.  Upon the  exercise  of a call  Option on a Futures  Contract  written by the
Portfolio,  the Portfolio will be required to sell the underlying  Futures  Contract which, if the Portfolio has covered its obligation through the  purchase of such  Contract,  will serve to  liquidate  its futures  position.  Similarly,  where a put Option on a Futures
Contract  written by the Portfolio is exercised,  the Portfolio will be required to purchase the underlying  Futures Contract which, if the Portfolio has covered its obligation through the sale of such Contract, will close out its futures position.

         Depending on the degree of correlation  between changes in the value of its portfolio  securities and the changes in the value of its  futures  positions,  the  Portfolio's  losses  from  existing  Options on Futures  Contracts  may to some  extent be reduced or increased by changes in the value of portfolio securities.

         Options on  Securities.  The Portfolio may write (sell)  covered put and call options,  and purchase put and call options,  on securities.

         A call option  written by the  Portfolio  is  "covered"  if the  Portfolio  owns the  security  underlying  the call or has an absolute and immediate right to acquire that security without  additional cash  consideration (or for additional cash  consideration if the Portfolio  owns liquid and  unencumbered  assets equal to the amount of cash  consideration)  upon  conversion or exchange of other securities  held in its  portfolio.  A call option is also covered if the  Portfolio  holds a call on the same security and in the same principal  amount as the call written where the exercise  price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the Portfolio owns liquid and  unencumbered  assets equal to the difference.  If the portfolio  writes a put option it must segregate  liquid and  unencumbered  assets with a value equal to the exercise price,  or else holds a put on the same security and in the same principal  amount as the put written where the exercise price of the put held is equal to or greater than the exercise  price of the put written or where the exercise  price of the put held is less than the exercise  price of the put written if the  Portfolio  owns liquid and  unencumbered  assets equal to the  difference.  Put and call options  written by the Portfolio may also be covered in such other manner as may be in accordance  with the  requirements  of the exchange on which, or the counterparty with which, the option is traded, and applicable laws and regulations.

         Effecting a closing  transaction  in the case of a written call option will permit the  Portfolio to write another call option on the underlying  security with either a different  exercise price or expiration  date or both, or in the case of a written put option will permit the  Portfolio to write  another put option to the extent that the  Portfolio  owns liquid and  unencumbered  assets.  Such transactions  permit the  Portfolio  to generate  additional  premium  income,  which will  partially  offset  declines in the value of portfolio  securities or increases in the cost of  securities to be acquired.  Also,  effecting a closing  transaction  will permit the cash or proceeds from the concurrent  sale of any securities  subject to the option to be used for other  investments of the Portfolio, provided  that another  option on such  security is not  written.  If the  Portfolio  desires to sell a  particular  security  from its portfolio  on which it has written a call  option,  it will effect a closing  transaction  in  connection  with the option  prior to or concurrent with the sale of the security.

         The  Portfolio  may write  options in  connection  with  buy-and-write  transactions;  that is, the  Portfolio  may purchase a security and then write a call option  against that security.  The exercise price of the call option the Portfolio  determines to write will  depend  upon  the  expected  price  movement  of the  underlying  security.  The  exercise  price of a call  option  may be below
("in-the-money"),  equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written.  Buy-and-write  transactions  using  in-the-money call options may be used when it is expected that the price of the underlying security will decline moderately during the option period.  Buy-and-write  transactions using  out-of-the-money call options may be used when it is expected that the premiums  received from writing the call option plus the  appreciation  in the market price of the  underlying  security up to the  exercise  price will be greater  than the  appreciation  in the price of the  underlying  security alone.  If the call options are exercised in such  transactions,  the Portfolio's  maximum gain will be the premium  received by it for writing the option,  adjusted  upwards or downwards by the difference  between the  Portfolio's  purchase price of the security and the exercise price, less related  transaction  costs. If the options are not exercised and the price of the underlying  security  declines, the amount of such decline will be offset in part, or entirely, by the premium received.

         The writing of covered put options is similar in terms of risk/return  characteristics to buy-and-write  transactions.  If the market price or the underlying  security rises or otherwise is above the exercise price,  the put option will expire  worthless and the
Portfolio's  gain will be limited to the premium  received,  less related  transaction  costs.  If the market  price of the  underlying security  declines or otherwise is below the exercise  price,  the Portfolio may elect to close the position or retain the option until it is exercised,  at which time the Portfolio will be required to take delivery of the security at the exercise price;  the Portfolio's return  will be the  premium  received  from the put option  minus the amount by which the market  price of the  security  is below the exercise  price,  which  could  result in a loss.  Out-of-the-money,  at-the-money  and  in-the-money  put  options  may be used by the
Portfolio in the same market environments that call options are used in equivalent buy-and-write transactions.

         The Portfolio may also write  combinations  of put and call options on the same security,  known as "straddles"  with the same exercise  price and expiration  date. By writing a straddle,  the Portfolio  undertakes a simultaneous  obligation to sell and purchase the same  security in the event that one of the options is  exercised.  If the price of the security  subsequently  rises  sufficiently above the  exercise  price to cover the  amount of the  premium  and  transaction  costs,  the call will  likely be  exercised  and the
Portfolio will be required to sell the underlying  security at a below market price. This loss may be offset,  however,  in whole or in part, by the premiums  received on the writing of the two options.  Conversely,  if the price of the security  declines by a sufficient amount,  the put will likely be exercised.  The writing of straddles will likely be effective,  therefore,  only where the price of the security  remains stable and neither the call nor the put is exercised.  In those instances where one of the options is exercised,  the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

         The writing of options on securities will not be undertaken by the Portfolio  solely for hedging  purposes,  and could involve certain  risks  which are not  present in the case of hedging  transactions.  Moreover,  even where  options  are  written  for hedging purposes,  such  transactions  constitute  only a partial  hedge  against  declines  in the value of  portfolio  securities  or against increases in the value of securities  to be acquired,  up to the amount of the premium.  The  Portfolio  may also purchase  options for hedging purposes or to increase its return.

         The  Portfolio  may also  purchase  call options to hedge  against an increase in the price of  securities  that the Portfolio anticipates  purchasing in the future.  If such increase  occurs,  the call option will permit the Portfolio to purchase the securities at the exercise price, or to close out the options at a profit.

         Options on Stock  Indices.  The Portfolio  may write (sell)  covered call and put options and purchase call and put options on stock  indices.  The  Portfolio  may cover  written call options on stock  indices by owning  securities  whose price  changes,  in the opinion of the Sub-advisor,  are expected to be similar to those of the underlying  index, or by having an absolute and immediate right to acquire such securities  without  additional cash  consideration (or for additional cash  consideration if the Portfolio owns liquid and unencumbered  assets equal to the amount of cash  consideration)  upon conversion or exchange of other securities in its portfolio.
The  Portfolio  may also cover call options on stock  indices by holding a call on the same index and in the same  principal  amount as the call written where the exercise  price of the call held (a) is equal to or less than the exercise  price of the call written or (b)
is greater than the exercise  price of the call written if the Portfolio own liquid and  unencumbered  assets equal to the  difference.
If the Portfolio  writes put options on stock  indices,  it must  segregate  liquid and  unencumbered  assets with a value equal to the exercise price,  or hold a put on the same stock index and in the same principal  amount as the put written where the exercise price of the put held (a) is equal to or greater  than the exercise  price of the put written or (b) is less than the exercise  price of the put written if the Portfolio owns liquid and  unencumbered  assets equal to the difference.  Put and call options on stock indices may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the  counterparty  with which,  the option is traded and applicable laws and regulations.

         The  purchase of call options on stock  indices may be used by the  Portfolio to attempt to reduce the risk of missing a broad market advance,  or an advance in an industry or market segment,  at a time when the Portfolio holds uninvested cash or short-term debt securities  awaiting  investment.  When purchasing  call options for this purpose,  the Portfolio will also bear the risk of losing all or a portion of the premium  paid it the value of the index does not rise.  The  purchase  of call  options on stock  indices  when the
Portfolio is substantially  fully invested is a form of leverage,  up to the amount of the premium and related  transaction  costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the Portfolio owns.

         The index  underlying a stock index option may be a  "broad-based"  index,  such as the Standard & Poor's 500 Index or the New
York Stock Exchange  Composite Index,  the changes in value of which ordinarily will reflect  movements in the stock market in general.
In  contrast,  certain  options may be based on narrower  market  indices,  such as the  Standard & Poor's 100 Index,  or on indices of securities  of  particular  industry  groups,  such as those of oil and gas or technology  companies.  A stock index  assigns  relative values to the stocks included in the index and the index  fluctuates  with changes in the market values of the stocks so included.  The composition of the index is changed periodically.

         For an additional discussion of options, see this Statement under "Certain Risk Factors and Investment Methods."

         Special Risk Factors.

Risk of Imperfect  Correlation of Hedging  Instruments  with the  Portfolio's  Portfolio.  The use of derivatives  for "cross  hedging"
purposes (such as a transaction in a Forward  Contract on one currency to hedge exposure to a different  currency) may involve  greater correlation  risks.  Consequently,  the Portfolio bears the risk that the price of the portfolio  securities being hedged will not move in the same amount or direction as the underlying index or obligation.

         It should be noted that stock index futures  contracts or options based upon a narrower index of securities,  such as those of a particular  industry group,  may present greater risk than options or futures based on a broad market index.  This is due to the fact that a narrower index is more  susceptible to rapid and extreme  fluctuations  as a result of changes in the value of a small number of securities.  Nevertheless,  where the Portfolio enters into  transactions in options or futures on  narrowly-based  indices for hedging purposes,  movements  in the  value of the  index  should,  if the hedge is  successful,  correlate  closely  with the  portion  of the
Portfolio's portfolio or the intended acquisitions being hedged.

         The trading of derivatives for hedging  purposes  entails the additional risk of imperfect  correlation  between  movements in the price of the derivative  and the price of the underlying  index or  obligation.  The  anticipated  spread between the prices may be distorted  due to the  difference  in the nature of the markets  such as  differences  in margin  requirements,  the  liquidity of such markets and the  participation  of speculators in the derivatives  markets.  In this regard,  trading by speculators in derivatives has in the past  occasionally  resulted in market  distortions,  which may be difficult or  impossible  to predict,  particularly  near the expiration of such instruments.

         The  trading of Options on  Futures  Contracts  also  entails  the risk that  changes in the value of the  underlying  Futures
Contracts  will not be fully  reflected in the value of the option.  The risk of imperfect  correlation,  however,  generally  tends to diminish as the maturity date of the Futures Contract or expiration date of the option approaches.

         Further,  with  respect to options on  securities,  options on stock  indices,  options on  currencies  and Options on Futures
Contracts,  the  Portfolio is subject to the risk of market  movements  between the time that the option is  exercised  and the time of performance thereunder.  This could increase the extent of any loss suffered by the Portfolio in connection with such transactions.

         In writing a covered call option on a security,  index or futures  contract,  the Portfolio  also incurs the risk that changes in the value of the  instruments  used to cover the  position  will not  correlate  closely  with changes in the value of the option or underlying  index or instrument.  For example,  where the Portfolio  covers a call option written on a stock index through  segregation of securities,  such  securities may not match the composition of the index,  and the Portfolio may not be fully covered.  As a result, the Portfolio could be subject to risk of loss in the event of adverse market movements.

         Risks of Non-Hedging  Transactions.  The Portfolio may enter  transactions in derivatives for non-hedging  purposes as well as hedging  purposes.  Non-hedging  transactions  in such  instruments  involve  greater  risks and may result in losses  which may not be offset by  increases in the value of portfolio  securities  or declines in the cost of  securities  to be acquired.  Nevertheless,  the method of covering an option  employed by the Portfolio may not fully protect it against risk of loss and, in any event,  the Portfolio could suffer losses on the option position which might not be offset by  corresponding  portfolio  gains.  The Portfolio may also enter into futures,  Forward  Contracts  for  non-hedging  purposes.  For example,  the  Portfolio  may enter into such a  transaction  as an alternative  to  purchasing  or selling  the  underlying  instrument  or to obtain  desired  exposure  to an index or  market.  In such instances,  the Portfolio will be exposed to the same economic  risks  incurred in purchasing or selling the  underlying  instrument or instruments.  However,  transactions in futures,  Forward Contracts may be leveraged,  which could expose the Portfolio to greater risk of loss than such purchases or sales.  Entering into  transactions in derivatives  for other than hedging  purposes,  therefore,  could expose the Portfolio to significant  risk of loss if the prices,  rates or values of the underlying  instruments or indices do not move in the direction or to the extent anticipated.

         With  respect to the writing of  straddles  on  securities,  the  Portfolio  incurs the risk that the price of the  underlying security will not remain  stable,  that one of the options  written will be exercised and that the resulting loss will not be offset by the amount of the premiums  received.  Such  transactions,  therefore,  create an  opportunity  for  increased  return by providing the
Portfolio with two  simultaneous  premiums on the same security,  but involve  additional  risk, since the Portfolio may have an option exercised against it regardless of whether the price of the security increases or decreases.

         Risk of a Potential  Lack of a Liquid  Secondary  Market.  Prior to exercise or expiration,  a futures or option  position can only be  terminated  by entering  into a closing  purchase or sale  transaction.  In that event,  it may not be possible to close out a position held by the Portfolio,  and the Portfolio could be required to purchase or sell the instrument  underlying an option,  make or receive a cash settlement or meet ongoing variation margin  requirements.  Under such circumstances,  if the Portfolio has insufficient cash available to meet margin  requirements,  it will be necessary to liquidate portfolio  securities or other assets at a time when it is  disadvantageous  to do so. The inability to close out options and futures  positions,  therefore,  could have an adverse  impact on the Portfolio's ability effectively to hedge its portfolio, and could result in trading losses.

         The  trading  of Futures  Contracts  and  options is also  subject to the risk of  trading  halts,  suspensions,  exchange  or clearinghouse  equipment  failures,  government  intervention,  insolvency of a brokerage firm or clearinghouse or other disruptions of normal  trading  activity,  which could at times make it difficult or impossible to liquidate  existing  positions or to recover excess variation margin payments.

         Potential  Bankruptcy of a Clearinghouse or Broker.  When the Portfolio enters into  transactions in  exchange-traded  futures or options,  it is exposed to the risk of the potential  bankruptcy of the relevant exchange  clearinghouse or the broker through which the Portfolio has effected the  transaction.  In that event,  the Portfolio might not be able to recover  amounts  deposited as margin, or amounts owed to the Portfolio in connection with its  transactions,  for an indefinite period of time, and could sustain losses of a portion or all of such  amounts.  Moreover,  the  performance  guarantee  of an exchange  clearinghouse  generally  extends only to its members and the Portfolio could sustain losses, notwithstanding such guarantee, in the event of the bankruptcy of its broker.

         Trading and Position  Limits.  The  exchanges on which  futures and options are traded may impose  limitations  governing  the maximum number of positions on the same side of the market and involving the same underlying  instrument  which may be held by a single investor,  whether  acting alone or in concert with others  (regardless  of whether  such  contracts  are held on the same or different exchanges  or held or written in one or more  accounts  or through one or more  brokers.)  Further,  the CFTC and the various  contract markets have  established  limits referred to as "speculative  position limits" on the maximum net long or net short position which any person may hold or control in a particular  futures or option  contract.  An exchange may order the  liquidation of positions  found to be in violation  of these  limits and it may impose  other  sanctions  or  restrictions.  The  Sub-advisor  does not believe that these trading and position limits will have any adverse impact on the strategies for hedging the portfolios of the Portfolio.

         Risks of Options on Futures  Contracts.  The amount of risk the  Portfolio  assumes  when it  purchases an Option on a Futures
Contract is the premium paid for the option,  plus related  transaction  costs. In order to profit from an option  purchased,  however, it may be necessary to exercise the option and to liquidate the underlying  Futures Contract,  subject to the risks of the availability of a liquid  offset  market  described  herein.  The writer of an Option on a Futures  Contract  is  subject to the risks of  commodity futures trading,  including the requirement of initial and variation margin payments,  as well as the additional risk that movements in the price of the option may not correlate with movements in the price of the underlying security, index, currency or Futures Contract.

         Risks of Transactions in Foreign  Currencies and  Over-the-Counter  Derivatives and Other  Transactions  Not Conducted on U.S.
Exchanges.  Transactions  in Forward  Contracts  on  foreign  currencies,  as well as futures  and  options on foreign  currencies  and transactions  executed on foreign  exchanges,  are subject to all of the  correlation,  liquidity and other risks  outlined  above.  In addition,  however,  such transactions are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying  such  contracts,  which could  restrict or eliminate  trading and could have a substantial  adverse  effect on the value of positions  held by the  Portfolio.  Further,  the value of such  positions  could be  adversely  affected by a number of other  complex political and economic factors applicable to the countries issuing the underlying currencies.

         Further,  unlike trading in most other types of instruments,  there is no systematic  reporting of last sale  information with respect to the foreign currencies  underlying  contracts thereon. As a result, the available  information on which trading systems will be based may not be as complete as the comparable  data on which the Portfolio  makes  investment  and trading  decisions in connection with other  transactions.  Moreover,  because the foreign  currency  market is a global,  24-hour  market,  events  could occur in that market  which will not be  reflected  in the  forward,  futures or options  market  until the  following  day,  thereby  making it more difficult for the Portfolio to respond to such events in a timely manner.

         Settlements of exercises of  over-the-counter  Forward  Contracts or foreign currency options  generally must occur within the country  issuing the underlying  currency,  which in turn requires  traders to accept or make delivery of such currencies in conformity with any U.S. or foreign  restrictions  and  regulations  regarding the maintenance of foreign banking  relationships,  fees,  taxes or other charges.

         Unlike  transactions  entered into by the Portfolio in Futures Contracts and  exchange-traded  options, on foreign currencies,
Forward Contracts,  over-the-counter  options on securities,  swaps and other  over-the-counter  derivatives are not traded on contract markets  regulated by the CFTC or (with the exception of certain foreign currency  options) the SEC. To the contrary,  such instruments are traded through  financial  institutions  acting as  market-makers,  although  foreign  currency  options are also traded on certain national  securities  exchanges,  such as the  Philadelphia  Stock  Exchange and the Chicago  Board  Options  Exchange,  subject to SEC regulation.  In an  over-the-counter  trading  environment,  many of the  protections  afforded  to exchange  participants  will not be available.  For example,  there are no daily price  fluctuation  limits,  and adverse market  movements could therefore  continue to an unlimited  extent over a period of time.  Although  the  purchaser  of an option  cannot lose more than the amount of the premium  plus related  transaction  costs,  this entire amount could be lost.  Moreover,  the option writer and a trader of Forward  Contracts  could lose amounts substantially in excess of their initial investments,  due to the margin and collateral  requirements associated with such positions.

         In  addition,  over-the-counter  transactions  can only be  entered  into with a  financial  institution  willing  to take the opposite  side,  as  principal,  of the  Portfolio's  position  unless  the  institution  acts as  broker  and is able to find  another counterparty  willing to enter into the  transaction  with the  Portfolio.  Where no such  counterparty  is  available,  it will not be possible to enter into a desired transaction.

         Further,  over-the-counter transactions are not subject to the guarantee of an exchange clearinghouse,  and the Portfolio will therefore be subject to the risk of default by, or the bankruptcy of, the financial  institution  serving as its  counterparty.  One or more of such  institutions  also may decide to discontinue  their role as market-makers in a particular  currency or security,  thereby restricting the Portfolio's ability to enter into desired hedging transactions.

         Options on  securities,  options on stock  indices,  Futures  Contracts,  Options on Futures  Contracts and options on foreign currencies  may be traded on  exchanges  located in foreign  countries.  Such  transactions  may not be conducted in the same manner as those entered into on U.S.  exchanges,  and may be subject to different margin,  exercise,  settlement or expiration  procedures.  As a result, many of the risks of over-the-counter trading may be present in connection with such transactions.

         Options on foreign  currencies  traded on national  securities  exchanges are within the jurisdiction of the SEC, as are other securities  traded on such  exchanges.  As a result,  many of the  protections  provided  to traders  on  organized  exchanges  will be available  with  respect to such  transactions.  In  particular,  all foreign  currency  option  positions  entered  into on a national securities  exchange  are cleared and  guaranteed  by the Options  Clearing  Corporation  (the  "OCC"),  thereby  reducing  the risk of counterparty default.

         The  purchase  and sale of  exchange-traded  foreign  currency  options,  is subject  to the risks  regarding  adverse  market movements,  margining of options written, the nature of the foreign currency market, possible intervention by governmental  authorities and the effects of other political and economic events.  In addition,  exchange-traded  options on foreign  currencies  involve certain risks not presented by the  over-the-counter  market.  For example,  exercise and  settlement of such options must be made  exclusively through the OCC, which has established  banking  relationships in applicable  foreign countries for this purpose.  As a result, the OCC may, if it determines that foreign  governmental  restrictions or taxes would prevent the orderly settlement of foreign currency option exercises,  or would result in undue burdens on the OCC or its clearing member,  impose special  procedures on exercise and settlement, such as  technical  changes in the  mechanics  of delivery of  currency,  the fixing of dollar  settlement  prices or  prohibitions  on exercise.

         Short Sales  Against The Box.  The  Portfolio  may make short sales  "against the box." If the  Portfolio  enters into a short sales  against  the box,  it is  required  to  segregate  securities  equivalent  in kind and amount to the  securities  sold short (or securities  convertible  or  exchangeable  into such  securities)  and is  required  to hold such  securities  while the short  sale is outstanding.  The Portfolio will incur transaction costs,  including  interest,  in connection with opening,  maintaining,  and closing short sales against the box. For further  information about this practice,  please refer to the Trust's  Prospectus under "Certain Risk
Factors and Investment Methods."

         Short Term  Instruments.  The  Portfolio may hold cash and invest in cash  equivalents,  such as  short-term  U.S.  Government
Securities, commercial paper and bank instruments.

         Temporary Defensive  Positions.  During periods of unusual market conditions when the Sub-advisor  believes that investing for temporary  defensive  purposes is  appropriate,  or in order to meet  anticipated  redemption  requests,  a large portion or all of the assets of the  Portfolio may be invested in cash  (including  foreign  currency) or cash  equivalents,  including,  but not limited to, obligations of banks (including  certificates of deposit,  bankers acceptances,  time deposits and repurchase  agreements),  commercial paper, short-term notes, U.S. Government securities and related repurchase agreements.

         Warrants.  The  Portfolio  may invest in  warrants.  The strike  price of  warrants  typically  is much lower than the current market  price of the  underlying  securities,  yet they are subject to similar  price  fluctuations,  in absolute  terms.  As a result, warrants may be more volatile  investments than the underlying  securities and may offer greater potential for capital  appreciation as well as capital  loss.  Additional  information  regarding  warrants is included in this  Statement  and the Trust's  Prospectus  under
"Certain Risk factors and Investment Methods."

         "When-Issued"  Securities.  The  Portfolio may purchase  securities  on a  "when-issued,"  "forward  commitment,"  or "delayed delivery  basis."  The  commitment  to  purchase a security  for which  payment  will be made on a future date may be deemed a separate security.  While awaiting  delivery of securities  purchased on such basis, the Portfolio will identify liquid and unencumbered  assets equal to its forward delivery commitment.

         For more  information  about  when-issued  securities,  please see this  Statement  under "Certain Risk Factors and Investment
Methods."

AST INVESCO Equity Income Portfolio:

Investment Objective:  The investment objective of the Portfolio is to seek capital growth and current income.

Investment Policies:

      The Portfolio  seeks to achieve its objective by investing in securities  that are expected to produce  relatively high levels of income and consistent,  stable returns.  The Portfolio  normally will invest at least 65% of its assets in  dividend-paying  common and preferred  stocks of domestic and foreign  issuers.  Effective  July 31, 2002,  the  Portfolio  will have a  non-fundamental  policy to invest,  under normal  circumstances,  at least 80% of the value of its assets in equity  securities.  The 80%  investment  requirement applies at the time the  Portfolio  invests its assets.  Equity  securities  include  common  stocks,  preferred  stocks,  warrants and securities convertible into or exchangeable for common and preferred stocks.

      Up to 30% of the Portfolio's  assets may be invested in equity  securities that do not pay regular  dividends.  In addition,  the
Portfolio  normally will have some portion of its assets  invested in debt  securities or convertible  bonds.  The Portfolio may invest up to 25% of its total assets in foreign securities,  including securities of issuers in countries  considered to be developing.  These foreign investments may serve to increase the overall risks of the Portfolio.

         Debt Securities.  The debt securities in which the Portfolio  invests are generally  subject to two kinds of risk, credit risk and market risk.  The ratings given a debt  security by Moody's and Standard & Poor's  ("S&P")  provide a generally  useful guide as to such credit risk.  The lower the rating given a debt security by such rating  service,  the greater the credit risk such rating service perceives to exist with respect to such  security.  Increasing  the amount of Portfolio  assets  invested in unrated or lower grade (Ba or less by Moody's,  BB or less by S&P) debt  securities,  while  intended  to increase  the yield  produced  by the  Portfolio's  debt securities, will also increase the credit risk to which those debt securities are subject.

         Lower-rated  debt  securities  and  non-rated  securities of comparable  quality tend to be subject to wider  fluctuations  in yields and market  values than higher rated debt  securities  and may have  speculative  characteristics.  Although the  Portfolio  may invest in debt securities  assigned lower grade ratings by S&P or Moody's,  the Portfolio's  investments have generally been limited to debt  securities  rated B or higher by either S&P or  Moody's.  Debt  securities  rated  lower  than B by either S&P or Moody's  may be highly  speculative.  The  Sub-advisor  intends to limit such portfolio  investments to debt  securities  which are not believed by the
Sub-advisor  to be highly  speculative  and  which are rated at least CCC or Caa,  respectively,  by S&P or  Moody's.  In  addition,  a significant  economic  downturn  or major  increase  in  interest  rates may well  result in issuers  of  lower-rated  debt  securities experiencing  increased  financial  stress  which  would  adversely  affect  their  ability to service  their  principal  and  interest obligations,  to meet projected business goals, and to obtain additional  financing.  While the Sub-advisor attempts to limit purchases of lower-rated debt securities to securities having an established  retail secondary market,  the market for such securities may not be as liquid as the market for higher rated debt  securities.  For an additional  discussion of certain risks  involved in  lower-rated or unrated securities, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Lending  Portfolio  Securities.  The  Portfolio  may lend its  securities  to  qualified  brokers,  dealers,  banks,  or other financial  institutions.  While voting rights may pass with the loaned securities,  if a material event (e.g., proposed merger, sale of assets,  or  liquidation)  is to occur  affecting an investment on loan,  the loan must be called and the  securities  voted.  Loans of securities made by the Portfolio will comply with all other  applicable  regulatory  requirements,  including the rules of the New York
Stock Exchange and the requirements of the 1940 Act and the rules of the SEC thereunder.

         Investment  Policy Which May Be Changed  Without  Shareholder  Approval.  The  following  limitation  is applicable to the AST
INVESCO  Equity  Income  Portfolio.  This  limitation  is not a  "fundamental  restriction  and may be changed by the Trustees  without shareholder approval.  The Portfolio may not:

         1.       Effective  July 31,  2002  change its  policy to invest at least 80% of the value of its assets in equity  securities unless it provides 60 days prior written notice to its shareholders.

AST DeAM Global Allocation Portfolio:

Investment  Objective:  The investment  objective of the Portfolio  (formerly,  the AST AIM Balanced Portfolio) is to seek a high level of total return by investing  primarily in a diversified  portfolio of mutual funds.  However, it may invest in equity and fixed-income securities as well.

Investment Policies:

         The  Portfolio,  investing  in  equity  and  debt  securities  as well as  mutual  fund  shares,  acquires  securities  in the over-the-counter  market and on national  securities  exchanges,  and  acquires  bonds in new  offerings  or in  principal  trades with broker-dealers.  Ordinarily,  the  Portfolio  does not  purchase  securities  with the  intention  of engaging in  short-term  trading.
However, any particular security will be sold, and the proceeds  reinvested,  whenever such action is deemed prudent from the viewpoint of the Portfolio's investment objective, regardless of the holding period of that security.

         Short-Term  Investments.  A portion of each Portfolio's  assets may be held in cash and high quality,  short-term money market instruments such as certificates of deposit,  commercial paper, bankers' acceptances,  short-term U.S. Government obligations,  taxable municipal  securities,  master notes,  and repurchase  agreements,  pending  investment in portfolio  securities,  to meet  anticipated short-term  cash needs such as dividend  payments or redemptions  of shares,  or for temporary  defensive  purposes.  Such  investments generally will have  maturities of 60 days or less and normally are held to maturity.  The underlying  securities that are subject to a repurchase agreement will be  "marked-to-market"  on a daily basis so that the value of the securities in relation to the amount of the repurchase agreement may be determined.

         U.S.  Government  securities may take the form of participation  interests in, and may be evidenced by, deposit or safekeeping receipts.  Participation  interests are pro rata  interests in U.S.  Government  securities.  The  Portfolio may acquire  participation interests  in pools of  mortgages  sold by the  Government  National  Mortgage  Association  ("GNMA"),  the Federal  National  Mortgage
Association ("FNMA") and the Federal Home Loan Banks.  Instruments  evidencing deposit or safekeeping are documentary receipts for such original securities held in custody by others.

         U.S. Government  securities,  including those that are guaranteed by federal agencies or instrumentalities,  may or may not be backed by the "full faith and credit" of the United States.  Some securities issued by federal agencies or  instrumentalities  are only supported by the credit of the agency or  instrumentality  (such as the Federal Home Loan Banks) while others have an  additional  line of credit  with the U.S.  Treasury  (such as FNMA).  In the case of  securities  not  backed by the full faith and credit of the United
States,  the Portfolio must look  principally to the agency issuing or guaranteeing  the obligation for ultimate  repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

         Debt Securities.  Most debt securities  purchased by the Portfolio will be rated Baa or better by Moody's  Investors  Service,
Inc.  ("Moody's") or BBB or better by Standard & Poor's Ratings Services ("S&P") or, if unrated,  deemed to be of comparable quality by the  Sub-advisor,  although the Portfolio may invest to a limited  extent in  lower-rated  securities.  The fixed income  securities in which the  Portfolio  invests may include U.S.  Government  obligations,  mortgage-backed  securities,  asset-backed  securities,  bank obligations,  corporate debt obligations and unrated  obligations,  including those of foreign  issuers.  The Portfolio may, in pursuit of its  objective,  invest up to 10% of its  total  assets in debt  securities  rated  lower  than Baa by  Moody's  or BBB by S&P (or a comparable rating of any other nationally  recognized  statistical rating organizations  "NRSROs") or unrated securities  determined by the Sub-advisor to be of comparable  quality ("junk bonds").  Junk bonds have speculative  characteristics  that are likely to increase in number and significance  with each successive lower rating category.  Additional  information  about lower-rated debt securities and their risks is included in this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Real Estate Investment Trusts ("REITs").  To the extent consistent with its investment  objective and policies,  the Portfolio may invest up to 25% of its total assets and in equity and/or debt securities issued by REITs.

         REITs are trusts that sell equity or debt  securities  to investors and use the proceeds to invest in real estate or interests therein.  A REIT may  focus on  particular  types  of  projects,  such as  apartment  complexes,  or  geographic  regions,  such as the
Southeastern United States, or both.

         To the extent that the Portfolio  invests in REITs, it could  conceivably own real estate directly as a result of a default on the  securities it owns.  The  Portfolio,  therefore,  may be subject to certain  risks  associated  with the direct  ownership of real estate,  including  difficulties  in valuing and trading real estate,  declines in the value of real  estate,  environmental  liability risks,  risks related to general and local economic  conditions,  adverse change in the climate for real estate,  increases in property taxes and operating expenses,  changes in zoning laws, casualty or condemnation  losses,  limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In  addition  to the risks  described  above,  equity  REITs may be  affected  by any  changes in the value of the  underlying property owned by the trusts,  while mortgage  REITs may be affected by the quality of any credit  extended.  Equity and mortgage REITs are dependent upon management  skill,  and are generally not diversified and therefore are subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency,  defaults by borrowers,  self-liquidation,  and the  possibility  that the REIT will fail to maintain its exemption  from the 1940 Act.  Changes in interest  rates may also affect the value of debt securities of REITs held by the Portfolio.  By investing in REITs  indirectly  through the Portfolio,  a shareholder will bear not only his/her proportionate share of the expenses of the Portfolio, but also, indirectly, similar expenses of the REITs.

         Lending  Portfolio  Securities.  Consistent  with  applicable  regulatory  requirements,  the Portfolio may lend its portfolio securities.  The Portfolio  would  continue to receive the income on loaned  securities and would,  at the same time,  earn interest on the loan  collateral or on the  investment of the loan  collateral if it were cash.  Lending  securities  entails a risk of loss to the
Portfolio  if and to the extent that the market  value of the  securities  loaned were to increase  and the lender did not increase the collateral  accordingly.  Other risks and limitations of lending  portfolio  securities are discussed in this Statement and the Trust's
Prospectus under "Certain Risk Factors and Investment Methods."

         Short Sales  "Against the Box." As described in the Trust's  Prospectus,  the  Portfolio may make short sales against the box.
In no event may the  Portfolio  deposit or pledge more than 10% of its total assets as  collateral  for short sales at any one time. To secure its  obligation  to deliver the  securities  sold short,  the  Portfolio  will deposit in escrow in a separate  account with its custodian an equal amount of the securities sold short or securities  convertible into or exchangeable  for such securities.  Since the
Portfolio  ordinarily  will want to continue  to receive  interest  and  dividend  payments on  securities  in its  portfolio  that are convertible into the securities sold short,  the Portfolio will normally close out a short position  covered by convertible  securities by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities that it already holds.

         The  Portfolio  will make a short sale,  as a hedge,  when it believes  that the price of a security  may  decline,  causing a decline in the value of a security owned by the Portfolio or a security  convertible  into or exchangeable  for such security.  In such case, any future losses in the Portfolio's  long position should be reduced by a gain in the short  position.  Conversely,  any gain in the long  position  should be reduced by a loss in the short  position.  The  extent to which  such  gains or losses are  reduced  will depend upon the amount of the security sold short relative to the amount the Portfolio  owns,  either  directly or indirectly,  and, in the case where the Portfolio owns convertible  securities,  changes in the conversion  premium.  In determining the number of shares to be sold short against a Portfolio's  position in a convertible  security,  the  anticipated  fluctuation in the  conversion  premium is considered.  The Portfolio may also make short sales to generate  additional  income from the  investment of the cash proceeds of short sales.

         Options,  Futures  and  Currency  Strategies.  The  Portfolio  may  use  forward  contracts,  futures  contracts,  options  on securities,  options on indices, options on currencies,  and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally  associated  with the  Portfolio's  investments.  These  instruments  are often referred to as
"derivatives,"  which may be defined as financial  instruments whose performance is derived,  at least in part, from the performance of another asset (such as a security, currency or an index of securities).

         General  Risks of Options,  Futures and Currency  Strategies.  The use by the  Portfolio  of options,  futures  contracts  and forward currency contracts involves special  considerations and risks. For example,  there might be imperfect  correlation,  or even no correlation,  between the price  movements of an instrument  (such as an option  contract) and the price  movements of the  investments being hedged.  In these  circumstances,  if a "protective put" is used to hedge a potential decline in a security and the security does decline in price,  the put option's  increased  value may not  completely  offset the loss in the underlying  security.  Such a lack of correlation  might occur due to factors  unrelated to the value of the  investments  being  hedged,  such as changing  interest  rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         The Portfolio will not enter into a hedging  transaction if the Sub-advisor  believes that the cost of hedging will exceed the potential benefit to the Portfolio.

         Additional  information  on these  instruments is included in this  Statement and the Trust's  Prospectus  under "Certain Risk
Factors and Investment Methods."  Certain risks pertaining to particular strategies are described in the sections that follow.

         Cover.  Transactions  using forward  contracts,  futures  contracts and options (other than options  purchased by a Portfolio)
expose the Portfolio to an obligation to another  party. A Portfolio  will not enter into any such  transactions  unless it owns either
(1) an offsetting  ("covered")  position in securities,  currencies,  or other options,  forward  contracts or futures contracts or (2)
cash  and/or  short-term  debt  securities  with a value  sufficient  at all times to cover its  potential  obligations  not covered as provided in (1) above.  The Portfolio will comply with SEC guidelines  regarding cover for these  instruments and, if the guidelines so require,  set aside cash or liquid  securities.  To the extent  that a futures  contract,  forward  contract  or option is deemed to be illiquid,  the assets used to "cover" the  Portfolio's  obligation  will also be treated as illiquid  in  determining  the  Portfolio's maximum allowable investment in illiquid securities.

         Assets used as cover cannot be sold while the position in the corresponding  forward  contract,  futures contract or option is open,  unless  they are  replaced  with other  appropriate  assets.  If a large  portion of a  Portfolio's  assets is used for cover or otherwise set aside,  it could affect  portfolio  management or the Portfolio's  ability to meet  redemption  requests or other current obligations.

         Writing  Call  Options.  The  Portfolio  may write  (sell)  covered call options on  securities,  futures  contracts,  forward contracts,  indices and  currencies.  Writing call  options can serve as a limited  hedge  because  declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.

                  Writing  Put  Options.  The  Portfolio  may write  (sell)  put  options on  securities,  futures  contracts,  forward contracts,  indices and currencies.  The Portfolio would write a put option at an exercise price that,  reduced by the premium received on the option,  reflects the lower price it is willing to pay for the  underlying  security,  contract or currency.  The risk in such a transaction  would be that the market price of the  underlying  security,  contract or currency  would decline below the exercise price less the premium received.

                  Purchasing Put Options.   The  Portfolio  may  purchase  put  options  on  securities,   futures  contracts,  forward
contracts,  indices and  currencies.  The Portfolio  may enter into closing sale  transactions  with respect to such options,  exercise such option or permit such option to expire.

         The Portfolio may also purchase put options on  underlying  securities,  contracts or currencies  against which it has written other put options.  For  example,  where the  Portfolio  has written a put option on an  underlying  security,  rather than  entering a closing  transaction of the written  option,  it may purchase a put option with a different  strike price and/or  expiration  date that would  eliminate  some or all of the risk  associated  with the written  put.  Used in  combinations,  these  strategies  are  commonly referred to as "put  spreads."  Likewise,  the  Portfolio  may write call options on  underlying  securities,  contracts or  currencies against which it has purchased protective put options.  This strategy is commonly referred to as a "collar."

                  Purchasing Call Options.  The Portfolio may purchase covered call options on securities,  futures contracts,  forward contracts,  indices and  currencies.  The Portfolio  may enter into closing sale  transactions  with respect to such options,  exercise such options or permit such options to expire.

         The Portfolio may also purchase call options on underlying  securities,  contracts or currencies  against which it has written other call  options.  For example,  where the Portfolio  has written a call option on an  underlying  security,  rather than entering a closing  transaction of the written  option,  it may purchase a call option with a different  strike price and/or  expiration date that would  eliminate  some or all of the risk  associated  with the written  call.  Used in  combinations,  these  strategies  are commonly referred to as "call spreads."

         Options may be either listed on an exchange or traded in  over-the-counter  ("OTC")  markets.  Listed options are  third-party contracts  (i.e.,  performance of the  obligations  of the purchaser and seller is guaranteed by the exchange or clearing  corporation)
and have  standardized  strike prices and  expiration  dates.  OTC options are two-party  contracts with  negotiated  strike prices and expiration  dates.  The  Portfolio  will not  purchase an OTC option  unless it believes  that daily  valuations  for such  options are readily obtainable.  OTC options differ from  exchange-traded  options in that OTC options are transacted with dealers directly and not through a clearing  corporation (which would guarantee  performance).  Consequently,  there is a risk of non-performance by the dealer.
Since no exchange is involved,  OTC options are valued on the basis of an average of the last bid prices obtained from dealers,  unless a quotation from only one dealer is available, in which case only that dealer's price will be used.

         Index  Options.  The risks of  investment in index  options may be greater than options on  securities.  Because index options are  settled  in cash,  when the  Portfolio  writes a call on an index it  cannot  provide  in  advance  for its  potential  settlement obligations  by acquiring  and holding the  underlying  securities.  The  Portfolio can offset some of the risk of writing a call index option  position by holding a diversified  portfolio of securities  similar to those on which the underlying  index is based.  However, the Portfolio  cannot,  as a practical  matter,  acquire and hold a portfolio  containing  exactly the same  securities as underlie the index and, as a result,  bears a risk that the value of the  securities  held will not be  perfectly  correlated  with the value of the index.

         Limitations  on Options.  The  Portfolio  will not write  options it,  immediately  after such sale,  the  aggregate  value of securities or obligations  underlying the  outstanding  options  exceeds 20% of the  Portfolio's  total assets.  The Portfolio will not purchase  options if, at the time of the  investment,  the aggregate  premiums  paid for the options will exceed 5% of the  Portfolio's total assets.

         Interest  Rate,  Currency and Stock Index Futures  Contracts.  The Portfolio may enter into interest  rate,  currency or stock index  futures  contracts  (collectively,  "Futures"  or  "Futures  Contracts")  and options on Futures as a hedge  against  changes in prevailing  levels of interest  rates,  currency  exchange  rates or stock  price  levels,  respectively,  in order to  establish  more definitely  the  effective  return on  securities  or  currencies  held or intended to be acquired by it. The  Portfolio's  hedging may include sales of Futures as an offset against the effect of expected  increases in interest rates,  and decreases in currency  exchange rates and stock prices,  and purchase of Futures as an offset against the effect of expected  declines in interest rates, and increases in currency exchange rates or stock prices.

         A Futures  Contract is a two party  agreement  to buy or sell a  specified  amount of a  specified  security  or currency  (or deliver a cash settlement  price,  in the case of an index future) for a specified price at a designated  date, time and place. A stock index future provides for the delivery,  at a designated  date, time and place, of an amount of cash equal to a specified dollar amount times the  difference  between the stock index value at the close of trading on the  contract  and the price agreed upon in the Futures
Contract; no physical delivery of stocks comprising the index is made.

         The  Portfolio  will only enter  into  Futures  Contracts  that are traded on futures  exchanges  and are  standardized  as to maturity date and underlying  financial  instrument.  Futures  exchanges and trading  thereon in the United States are regulated  under the Commodity Exchange Act and by the CFTC.

         The  Portfolio's  Futures  transactions  will be entered  into for hedging  purposes  only;  that is,  Futures will be sold to protect  against a decline in the price of securities or  currencies  that the Portfolio  owns, or Futures will be purchased to protect the Portfolio against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

         If the Portfolio were unable to liquidate a Future or an option on Futures  position due to the absence of a liquid  secondary market or the  imposition of price limits,  it could incur  substantial  losses.  The Portfolio  would continue to be subject to market risk with respect to the position.  In addition,  except in the case of purchased options,  the Portfolio might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

         Additional  information  on Futures,  options on  Futures,  and their  risks is  included  in this  Statement  and the Trust's
Prospectus under "Certain Risk Factors and Investment Methods."

         Forward  Contracts.  A forward  contract is an obligation,  usually  arranged with a commercial bank or other currency dealer, to purchase or sell a currency  against  another  currency at a future  date and price as agreed  upon by the  parties.  The  Portfolio either may accept or make  delivery of the currency at the maturity of the forward  contract.  The  Portfolio  may also,  if its contra party agrees prior to maturity,  enter into a closing  transaction  involving the purchase or sale of an offsetting  contract.  Forward contracts  are  traded  over-the-counter,  and not on  organized  commodities  or  securities  exchanges.  As a result,  it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         The cost to the Portfolio of engaging in forward  contracts  varies with factors such as the currencies  involved,  the length of the contract period and the market  conditions then  prevailing.  Because forward  contracts are usually entered into on a principal basis,  no fees or  commissions  are  involved.  The use of forward  contracts  does not  eliminate  fluctuations  in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance.

         Additional  information on forward  contracts and their risks is included in this Statement and the Trust's  Prospectus  under
"Certain Risk Factors and Investment Methods."

         Delayed-Delivery  Agreements.  The Portfolio may purchase or sell  securities on a  delayed-delivery  basis.  Delayed-delivery agreements  involve  commitments by the Portfolio to dealers or issuers to acquire securities or instruments at a specified future date beyond the  customary  same-day  settlement  for such  securities  or  instruments.  These  commitments  may fix the payment  price and interest  rate  to be  received  on the  investment.  Delayed-delivery  agreements  will  not be  used  as a  speculative  or  leverage technique.  Rather,  from time to time, the Sub-advisor can anticipate that cash for investment  purposes will result from, among other things,  scheduled  maturities  of existing  portfolio  instruments  or from net sales of shares of the  Portfolio.  To assure that the
Portfolio  will be as fully  invested  as possible in  instruments  meeting its  investment  objective,  the  Portfolio  may enter into delayed-delivery  agreements,  but only to the extent of anticipated  funds  available for investment  during a period of not more than five business days.  Until the settlement  date, the Portfolio will segregate  liquid assets of a dollar value  sufficient at all times to make  payment  for the  delayed-delivery  securities.  No more  than  25% of the  Portfolio's  total  assets  will be  committed  to delayed-delivery  agreements and when-issued  securities,  as described below. The  delayed-delivery  securities will be recorded as an asset of the Portfolio.  The purchase price of the  delayed-delivery  securities is a liability of the Portfolio until  settlement.  If cash is not available to the  Portfolio at the time of  settlement,  the  Portfolio may be required to dispose of portfolio  securities that it would  otherwise  hold to maturity in order to meet its  obligation  to accept  delivery  under a  delayed-delivery  agreement.
Absent extraordinary circumstances, the Portfolio will not sell or otherwise transfer delayed-delivery securities prior to settlement.

         Additional  information  about  delayed-delivery  agreements  and their risks is included in this Statement and in the Trust's
Prospectus under "Certain Risk Factors and Investment Methods."

         When-Issued  Securities.  The Portfolio may purchase  securities on a "when-issued"  basis;  that is, the date for delivery of and payment for the  securities  is not fixed at the date of purchase,  but is set after the  securities  are issued  (normally  within forty-five  days after the date of the  transaction).  The  payment  obligation  and, if  applicable,  the  interest  rate that will be received on the securities are fixed at the time the buyer enters into the commitment.  No additional  when-issued  commitments will be made if as a result more than 25% of a  Portfolio's  total assets would become  committed to purchases of  when-issued  securities  and delayed delivery agreements.

         If the Portfolio  purchases a when-issued  security,  it will direct the its custodian bank to  collateralize  the when-issued commitment by  segregating  liquid assets in the same fashion as required for a  delayed-delivery  agreement.  Such  segregated  liquid assets will likewise be  marked-to-market,  and the amount  segregated will be increased if necessary to maintain  adequate coverage of the  when-issued  commitments.  To the  extent  assets  are  segregated,  they will not be  available  for new  investments  or to meet redemptions.

         Securities  purchased on a when-issued  basis and the securities  held by the Portfolio are subject to changes in market value based upon the public's perception of the  creditworthiness  of the issuer and, if applicable,  changes in the level of interest rates.
Therefore,  if the  Portfolio  is to  remain  substantially  fully  invested  at the same time that it has  purchased  securities  on a when-issued  basis,  there will be a possibility  that the market value of the  Portfolio's  assets will fluctuate to a greater degree.
Furthermore,  when the time comes for the Portfolio to meet its obligations under when-issued commitments,  the Portfolio will do so by using  then-available  cash flow, by sale of the  segregated  liquid  assets,  by sale of other  securities  or,  although it would not normally  expect to do so, by directing the sale of the  when-issued  securities  themselves  (which may have a market value greater or less than the Portfolio's payment obligation).

         Additional  information  about  when-issued  transactions  and their risks is included  in this  Statement  and in the Trust's
Prospectus under "Certain Risk Factors and Investment Methods."

         Investments  in Foreign  Securities.  The  Portfolio  may invest up to 25% of its total assets in foreign  securities.  To the extent it invests in securities  denominated  in foreign  currencies,  the Portfolio  bears the risks of changes in the exchange  rates between U.S. currency and the foreign currency,  as well as the availability and status of foreign  securities  markets.  The Portfolio may invest in  securities  of foreign  issuers  that are in the form of American  Depositary  Receipts  ("ADRs"),  European  Depositary
Receipts  ("EDRs"),  or other securities  representing  underlying  securities of foreign issuers,  and such investments are treated as foreign securities for purposes of percentage limitations on investments in foreign securities.

         Investments by the Portfolio in foreign securities,  whether denominated in U.S. currencies or foreign currencies,  may entail risks that are greater than those  associated  with domestic  investments.  The risks of investing in foreign  securities are discussed in detail in this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Foreign Exchange  Transactions.  The Portfolio has authority to deal in foreign  exchange between  currencies of the different countries in which it will invest either for the settlement of  transactions or as a hedge against  possible  variations in the foreign exchange rates between those  currencies.  This may be accomplished  through direct purchases or sales of foreign  currency,  purchases of options on futures contracts with respect to foreign currency,  and contractual  agreements to purchase or sell a specified currency at a specified  future date (up to one year) at a price set at the time of the contract.  Such  contractual  commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

         The  Portfolio  may  purchase  and sell  options  on futures  contracts,  forward  contracts  or  futures  contracts  that are denominated in a particular  foreign  currency to hedge the risk of  fluctuations  in the value of another  currency.  The  Portfolio's dealings in foreign  exchange will be limited to hedging  foreign  currency  exposure and may involve either  specific  transactions or portfolio  positions.  Transaction  hedging is the  purchase  or sale of foreign  currency  with  respect to  specific  receivables  or payables of the Portfolio  accruing in connection  with the purchase or sale of its portfolio  securities,  the sale and  redemption of shares of the Portfolio,  or the payment of dividends and  distributions by the Portfolio.  Position hedging is the purchase or sale of foreign  currency  with respect to portfolio  security  positions  (or  underlying  portfolio  security  positions,  such as in an ADR)
denominated  or quoted in a foreign  currency.  The  Portfolio  will not  speculate in foreign  exchange,  and will not commit a larger percentage  of its total  assets to foreign  exchange  hedges  than the  percentage  of its total  assets that it can invest in foreign securities.

         Additional  information  about the various foreign currency  transactions that the Portfolio may enter into and their risks is included in this Statement and in the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Borrowings.  The Portfolio  may borrow money to a limited  extent from banks for  temporary or emergency  purposes  subject to the  limitations  under the 1940 Act. The Portfolio will not purchase  additional  securities  while any  borrowings  are  outstanding.
Additional information about borrowing is included in the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Other Investment  Companies.  The Portfolio may invest in other  investment  companies to the extent permitted by the 1940 Act and rules and regulations thereunder and exemptive orders granted by the SEC.

         Investment Policy Which May Be Changed Without Shareholder  Approval.  The following  limitation is applicable to the AST DeAM
Global  Allocation  Portfolio.  This  limitation  is not a  "fundamental"  restriction,  and may be  changed  by the  Trustees  without shareholder approval.  The Portfolio will not:

         1.       Invest for the purpose of exercising control or management.

AST American Century Strategic Balanced Portfolio:

Investment Objective:   The investment objective of the Portfolio is to seek capital growth and current income.

Investment Policies:

         In general,  within the  restrictions  outlined  herein,  the  Sub-advisor has broad powers with respect to investing funds or holding them  uninvested.  Investments are varied  according to what is judged  advantageous  under changing  economic  conditions.  It will be the policy of the Sub-advisor to retain maximum flexibility in management without  restrictive  provisions as to the proportion of one or  another  class of  securities  that may be held  subject  to the  investment  restrictions  described  below.  However,  the
Sub-advisor may invest the assets of the Portfolio in varying amounts in other  instruments  and in senior  securities,  such as bonds, debentures,  preferred  stocks  and  convertible  issues,  when such a course is deemed  appropriate  in order to attempt to attain its financial  objectives.  Senior  securities  that, in the opinion of the  Sub-advisor,  are high-grade  issues may also be purchased for defensive purposes.

         The above  statement of investment  policy gives the  Sub-advisor  authority to invest in securities  other than common stocks and  traditional  debt and  convertible  issues.  The  Sub-advisor  may invest in master limited  partnerships  (other than real estate partnerships)  and royalty trusts which are traded on domestic stock  exchanges when such  investments  are deemed  appropriate for the attainment of the Portfolio's investment objectives.

         The  Sub-advisor  will  invest  approximately  60% of the  Portfolio  in equity  securities  and the  balance in fixed  income securities.  The fixed income assets will be invested  primarily in  investment  grade  securities.  The Portfolio may invest up to 15%
of its fixed income assets in high yield  securities.  There are no credit or maturity  restrictions on the fixed income  securities in which the high  yield  portion  of the  Portfolio  may be  invested.  The  Portfolio  may invest in  securities  of the  United  States
government  and  its  agencies  and  instrumentalities,   corporate,  sovereign  government,  municipal,   mortgage-backed,  and  other
asset-backed  securities.  For purposes of determining the weighted average maturity of the fixed income portion of the Portfolio,  the
Sub-advisor will use weighted average life as the measure of maturity for all  mortgage-backed and asset-backed  securities.  It can be expected that the Sub-advisor will invest from time to time in bonds and preferred stock convertible into common stock.

         Forward Currency  Exchange  Contracts.  The Portfolio  conducts its foreign currency  exchange  transactions  either on a spot
(i.e.,  cash) basis at the spot rate  prevailing in the foreign  currency  exchange  market,  or through  entering into forward foreign currency exchange contracts to purchase or sell foreign currencies.

         The Portfolio  expects to use forward  contracts under two  circumstances:  (1) when the  Sub-advisor  wishes to "lock in" the
U.S.  dollar  price of a security  when the  Portfolio is  purchasing  or selling a security  denominated  in a foreign  currency,  the
Portfolio would be able to enter into a forward contract to do so ("transaction  hedging");  (2) when the Sub-advisor believes that the currency of a particular  foreign  country may suffer a substantial  decline  against the U.S.  dollar,  the Portfolio would be able to enter into a forward  contract to sell foreign  currency for a fixed U.S. dollar amount  approximating  the value of some or all of the
Portfolio's  securities  either  denominated  in,  or whose  value is tied to,  such  foreign  currency  ("portfolio  hedging").  It is anticipated that the Portfolio will enter into portfolio hedges much less frequently than transaction hedges.

         As to  transaction  hedging,  when the Portfolio  enters into a trade for the purchase or sale of a security  denominated in a foreign  currency,  it may be desirable to establish (lock in) the U.S. dollar cost or proceeds.  By entering into forward contracts in
U.S.  dollars for the purchase or sale of a foreign  currency  involved in an underlying  security  transaction,  the Portfolio will be able to  protect  itself  against a  possible  loss  between  trade and  settlement  dates  resulting  from the  adverse  change in the relationship between the U.S. dollar at the subject foreign currency.

         Under  portfolio  hedging,  when the Sub-advisor  believes that the currency of a particular  country may suffer a substantial decline  relative to the U.S.  dollar,  the Portfolio could enter into a foreign  contract to sell for a fixed dollar amount the amount in foreign  currencies  approximating  the value of some or all of its portfolio  securities  either  denominated in, or whose value is tied to, such  foreign  currency.  The  Portfolio  will place cash or  high-grade  liquid  securities  in a separate  account  with its custodian in an amount  sufficient to cover its obligation  under the contract.  If the value of the securities  placed in the separate account  declines,  additional  cash or  securities  will be placed in the  account on a daily  basis so that the value of the  account equals  the  amount  of the  Portfolio's  commitments  with  respect  to such  contracts.  At any given  time,  no more than 10% of the
Portfolio's assets will be committed to a segregated account in connection with portfolio hedging transactions.

         The precise  matching of forward  contracts in the amounts and values of securities  involved  would not generally be possible since the future values of such foreign  currencies will change as a consequence of market  movements in the values of those securities between the date the forward  contract is entered into and the date it matures.  Predicting  short-term  currency  market  movements is extremely  difficult,  and the successful  execution of short-term  hedging  strategy is highly  uncertain.  The  Sub-advisor  does not intend to enter into such  contracts  on a regular  basis.  Normally,  consideration  of the prospect  for  currency  parities  will be incorporated  into the  long-term  investment  decisions  made  with  respect  to  overall  diversification  strategies.  However,  the
Sub-advisor  believes  that it is important  to have  flexibility  to enter into such forward  contracts  when it  determines  that the
Portfolio 's best interests may be served.

         Generally,  the  Portfolio  will not enter into a forward  contract  with a term of greater than one year.  At the maturity of the forward  contract,  the  Portfolio  may either sell the portfolio  security and make  delivery of the foreign  currency,  or it may retain the security and terminate the obligation to deliver the foreign  currency by purchasing an "offsetting"  forward  contract with the same currency trader obligating the Portfolio to purchase, on the same maturity date, the same amount of the foreign currency.

         It is impossible to forecast with absolute  precision the market value of the Portfolio's  securities at the expiration of the forward contract.  Accordingly,  it may be necessary for the Portfolio to purchase  additional foreign currency on the spot market (and bear the expense of such  purchase) if the market value of the  security is less than the amount of foreign  currency the  Portfolio is obligated  to deliver and if a decision  is made to sell the  security  and make  delivery of the foreign  currency  the  Portfolio  is obligated to deliver.  For an additional  discussion of forward currency  exchange  contracts and certain risks involved  therein,  see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Derivative  Securities.  To the extent permitted by its investment  objectives and policies  discussed  elsewhere herein,  the
Portfolio may invest in securities that are commonly referred to as "derivative"  securities.  Certain  derivative  securities are more accurately  described  as  "index/structured"  securities.  Index/structured  securities  are  derivative  securities  whose  value  or performance  is linked to other  equity  securities  (such as  depositary  receipts),  currencies,  interest  rates,  indices  or other financial indicators ("reference indices").

         Some  "derivatives,"  such as  mortgage-backed  and  other  asset-backed  securities,  are in many  respects  like  any  other investment, although they may be more volatile or less liquid than more traditional debt securities.

         The Portfolio may not invest in a derivative  security  unless the reference index or the instrument to which it relates is an eligible  investment for the Portfolio.  For example,  a security whose  underlying  value is linked to the price of oil would not be a permissible investment because the Portfolio may not invest in oil and gas leases or futures.

         The return on a derivative  security may increase or decrease,  depending upon changes in the reference index or instrument to which it relates.

         There is a range of risks associated with derivative investments, including:

o        the risk that the underlying  security,  interest rate,  market index or other  financial asset will not move in the direction the portfolio manager anticipates;

o        the  possibility  that there may be no liquid  secondary  market,  or the  possibility  that price  fluctuation  limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired; and

o        the risk that the counterparty will fail to perform its obligations.

The Sub-advisor will report to the Investment Manager on activity in derivative  securities,  and the Investment Manager will report to the Trust's Board of Trustees as necessary.  For  additional  information on derivatives  and their risks,  see the Trust's  Prospectus under "Certain Risk Factors and Investment Methods."

         Futures  and  Options.  The  Portfolio  may enter into  futures  contracts,  options or  options  on  futures  contracts.  The
Portfolio may not, however,  enter into a futures transaction for speculative  purposes.  Generally,  futures transactions will be used to:

o        protect against a decline in market value of the Portfolio's securities (taking a short futures position), or

o        protect  against the risk of an increase in market value for  securities  in which the Portfolio  generally  invests at a time when the Portfolio is not fully-invested (taking a long futures position), or

o        provide a temporary substitute for the purchase of an individual security that may be purchased in an orderly fashion.

Some  futures and options  strategies,  such as selling  futures,  buying puts and writing  calls,  hedge the  Portfolio's  investments against  price  fluctuations.  Other  strategies,  such as buying  futures,  writing  puts and buying  calls,  tend to increase  market exposure.

         Although  other  techniques  may be used to  control  the  Portfolio's  exposure  to market  fluctuations,  the use of futures contracts may be a more  effective  means of hedging this exposure.  While the Portfolio  will pay brokerage  commissions in connection with opening and closing out futures  positions,  these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

         The  Portfolio  may engage in futures and options  transactions  based on  securities  indices  that are  consistent  with the
Portfolio's  investment  objectives.  Examples of indices that may be used  include the Bond Buyer Index of  Municipal  Bonds for fixed income  funds,  or the S&P 500 Index for equity  funds.  The  Portfolio  also may engage in futures and options  transactions  based on specific  securities,  such as U.S.  Treasury  bonds or notes.  Futures  contracts are traded on national  futures  exchanges.  Futures exchanges and trading are regulated under the Commodity Exchange Act by the CFTC, a U.S. government agency.

         Unlike when the Portfolio  purchases or sells a bond, no price is paid or received by the Portfolio  upon the purchase or sale of the future.  Initially,  the  Portfolio  will be required to deposit an amount of cash or  securities  equal to a varying  specified percentage of the contract  amount.  This amount is known as initial  margin.  The margin  deposit is intended to assure  completion of the contract  (delivery or  acceptance of the  underlying  security) if it is not  terminated  prior to the  specified  delivery  date.
Minimum initial margin  requirements are established by the futures  exchanges and may be revised.  In addition,  brokers may establish margin  deposit  requirements  that are higher than the exchange  minimums.  Cash held in the margin  account is not income  producing.
Subsequent  payments,  called variation  margin,  to and from the broker,  will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market.

         Futures and options prices can be volatile,  and trading in these markets involves certain risks,  which are described in more detail in this Statement and the Trust's  Prospectus  under "Certain Risk Factors and Investment  Methods." The  Sub-advisor  will seek to minimize  these risks by  limiting  the  contracts  entered  into on behalf of the  Portfolio  to those  traded on national  futures exchanges and for which there appears to be a liquid secondary market.

         Options on Futures.  By purchasing an option on a futures  contract,  the Portfolio obtains the right, but not the obligation, to sell the  futures  contract (a put option) or to buy the  contract  (a call  option) at a fixed  strike  price.  The  Portfolio  can terminate  its  position  in a put option by  allowing  it to expire or by  exercising  the  option.  If the option is  exercised,  the
Portfolio  completes the sale of the  underlying  instrument at the strike price.  Purchasing an option on a futures  contract does not require the Portfolio to make margin payments unless the option is exercised.

         Although  they do not  currently  intend to do so, the Portfolio may write (or sell) call options that obligate it to sell (or deliver) the option's  underlying  instrument  upon exercise of the option.  While the receipt of option  premiums  would  mitigate the effects of price declines,  the Portfolio  would give up some ability to participate in a price increase on the underlying  instrument.
If the Portfolio were to engage in options  transactions,  it would own the futures  contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

         Investments  in  Companies  with  Limited  Operating  History.  The  Portfolio  may invest in the  securities  of issuers with limiting  operating  history.  The Sub-advisor  considers an issuer to have a limited  operating history if that issuer has a record of less than three years of continuous operation.

         Investments in securities of issuers with limited  operating  history may involve greater risks than investments in securities of more mature issuers.  By their nature,  such issuers  present limited  operating  history and financial  information  upon which the manager may base its  investment  decision on behalf of the  Portfolio.  In addition,  financial and other  information  regarding such issuers, when available, may be incomplete or inaccurate.

         The  Portfolio  will not invest more than 5% of its total  assets in the  securities  of issuers  with less than a  three-year operating  history.  The  Sub-advisor  will  consider  periods  of capital  formation,  incubation,  consolidation,  and  research  and development in determining whether a particular issuer has a record of three years of continuous operation.

         Convertible  Securities.  A  convertible  security  is  a  fixed  income  security  that  offers  the  potential  for  capital appreciation  through a conversion  feature that enables the holder to convert the fixed income security into a stated number of shares of common stock. As fixed income securities,  convertible  securities  provide a stable stream of income,  with generally higher yields than  common  stocks.  Because  convertible  securities  offer the  potential  to benefit  from  increases  in the market  price of the underlying common stock,  however,  they generally offer lower yields than  non-convertible  securities of similar quality.  Of course, like all fixed income  securities,  there can be no assurance of current income because the issuers of the  convertible  securities may default on their  obligations.  In  addition,  there can be no assurance of capital  appreciation  because the value of the  underlying common stock will fluctuate.

         Unlike a  convertible  security  that is a single  security,  a synthetic  convertible  security is  comprised of two distinct securities  that together  resemble  convertible  securities  in certain  respects.  Synthetic  convertible  securities  are created by combining  non-convertible  bonds or preferred  stocks with  warrants or stock call  options.  The options  that will form  elements of synthetic  convertible  securities  will be listed on a  securities  exchange or on the  National  Association  of  Securities  Dealers
Automated  Quotation Systems.  The two components of a synthetic  convertible  security,  which will be issued with respect to the same entity,  generally  are  not  offered  as a unit,  and may be  purchased  and  sold by the  Portfolio  at  different  times.  Synthetic convertible  securities  differ  from  convertible  securities  in certain  respects,  including  that each  component  of a  synthetic convertible security has a separate market value and responds differently to market  fluctuations.  Investing in synthetic  convertible securities involves the risk normally involved in holding the securities comprising the synthetic convertible security.

         Additional  information  about  convertible  securities is included in the Trust's  Prospectus under "Certain Risk Factors and
Investment Methods."

         Short Sales.  The Portfolio may engage in short sales if, at the time of the short sale,  the Portfolio  owns or has the right to acquire an equal amount of the security being sold short at no additional cost.

         In a short sale, the seller does not  immediately  deliver the  securities  sold and is said to have a short position in those securities  until delivery occurs.  To make delivery to the purchaser,  the executing broker borrows the securities being sold short on behalf of the seller.  While the short  position is  maintained,  the seller  collateralizes  its  obligation to deliver the securities sold  short in an amount  equal to the  proceeds  of the short  sale  plus an  additional  margin  amount  established  by the Board of
Governors  of the Federal  Reserve.  If the  Portfolio  engages in a short sale,  the  collateral  account  will be  maintained  by the
Portfolio's  custodian.  While the short sale is open,  the  Portfolio  will  maintain in a segregated  custodial  account an amount of securities  convertible  into,  or  exchangeable  for,  such  equivalent  securities  at no additional  cost.  These  securities  would constitute the Portfolio's long position.

         If the Portfolio sells short  securities  that it owns, any future gains or losses in the Portfolio's  long position should be reduced by a gain or loss in the short  position.  The extent to which such gains or losses are  reduced  would  depend upon the amount of the security sold short relative to the amount the Portfolio owns.  There will be certain  additional  transaction  costs associated with short sales,  but the Portfolio  will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

         Portfolio  Turnover.  The Sub-advisor will purchase and sell securities  without regard to the length of time the security has been held and, accordingly, it can be expected that the rate of portfolio turnover may be substantial.

         The  Sub-advisor  intends to purchase a given  security  whenever the  Sub-advisor  believes it will  contribute to the stated
objective of the  Portfolio,  even if the same security has only  recently been sold.  The  Portfolio  will sell a given  security,  no matter  for how long or for how  short a period it has been  held,  and no matter  whether  the sale is at a gain or at a loss,  if the
Sub-advisor  believes  that  it is not  fulfilling  its  purpose,  either  because,  among  other  things,  it did  not  live up to the
Sub-advisor's expectations,  or because it may be replaced with another security holding greater promise, or because it has reached its optimum potential,  or because of a change in the circumstances of a particular company or industry or in general economic  conditions, or because of some combination of such reasons.

         When a general  decline in security  prices is  anticipated,  the equity  portion of the  Portfolio  may decrease or eliminate entirely  its equity  position  and increase its cash  position,  and when a rise in price levels is  anticipated,  it may increase its equity position and decrease its cash position.  However, it should be expected that the Portfolio will, under most  circumstances,  be essentially fully invested in equity securities.

         Since  investment  decisions  are based on the  anticipated  contribution  of the  security  in  question  to the  Portfolio's objectives,  the rate of  portfolio  turnover  is  irrelevant  when the  Sub-advisor  believes  a change is in order to  achieve  those objectives,  and the  Portfolio's  annual  portfolio  turnover rate cannot be  anticipated  and may be  comparatively  high.  Since the
Sub-advisor does not take portfolio  turnover rate into account in making  investment  decisions,  (1) the Sub-advisor has no intention of  accomplishing  any particular  rate of portfolio  turnover,  whether high or low, and (2) the portfolio  turnover rates in the past should not be considered as a representation of the rates which will be attained in the future.

         Collateralized  Mortgage Obligations.  The Portfolio may buy collateralized  mortgage obligations ("CMOs").  The Portfolio may buy CMOs that are: (i)  collateralized  by pools of mortgages in which payment of principal and interest of each mortgage is guaranteed by an agency or instrumentality  of the U.S.  government;  (ii)  collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer,  and the guarantee is  collateralized  by U.S.  government  securities;  or (iii)  securities in which the  proceeds of the issue are invested in mortgage  securities  and  payments of  principal  and  interest are  supported by the credit of an agency or  instrumentality  of the U.S.  government.  For a discussion  of CMOs and the risks  involved  therein,  see the
Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Investment Policies Which May Be Changed Without  Shareholder  Approval.  The following  limitations are applicable to the AST
American  Century  Strategic  Balanced  Portfolio.  These  limitations  are not  "fundamental"  restrictions  and may be changed by the
Trustees without shareholder approval.  The Portfolio will not:

         1.       Invest more than 15% of its assets in illiquid investments;

2.       Invest in the securities of other investment companies except in compliance with the 1940 Act;

         3.       Buy  securities on margin or sell short (unless it owns, or by virtue of its ownership of, other  securities  has the right to obtain securities  equivalent in kind and amount to the securities sold);  however,  the Portfolio may make margin deposits in connection with the use of any financial instrument or any transaction in securities permitted under its investment policies; or

         4.       Invest for control or for management.

AST T. Rowe Price Asset Allocation Portfolio:

Investment  Objective:  The investment  objective of the Portfolio is to seek a high level of total return by investing  primarily in a diversified portfolio of equity and fixed-income securities.

Investment  Policies:  The  Portfolio's  share price will fluctuate with changing  market  conditions and interest rate levels and your investment  may be worth more or less when  redeemed  than when  purchased.  The  Portfolio  should not be relied  upon for  short-term financial  needs,  nor used to play  short-term  swings in the stock or bond  markets.  The  Portfolio  cannot  guarantee  that it will achieve its investment  objectives.  Fixed income  securities in which the Portfolio may invest include,  but are not limited to, those described below.

         U.S.  Government  Obligations.  Bills,  notes, bonds and other debt securities issued by the U.S.  Treasury.  These are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

         U.S.  Government  Agency  Securities.  Issued or guaranteed by U.S.  Government  sponsored  enterprises and federal  agencies.
These include securities issued by the Federal National Mortgage Association,  Government National Mortgage  Association,  Federal Home
Loan Bank,  Federal Land Banks,  Farmers Home  Administration,  Banks for  Cooperatives,  Federal  Intermediate  Credit Banks,  Federal
Financing Bank, Farm Credit Banks, the Small Business  Association,  and the Tennessee Valley  Authority.  Some of these securities are supported  by the  full  faith  and  credit  of the  U.S.  Treasury,  and  the  remainder  are  supported  only  by the  credit  of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

         Bank  Obligations.  Certificates of deposit,  bankers'  acceptances,  and other short-term debt  obligations.  Certificates of deposit are  short-term  obligations  of  commercial  banks.  A bankers'  acceptance  is a time draft drawn on a  commercial  bank by a borrower,  usually in  connection  with  international  commercial  transactions.  Certificates  of deposit  may have fixed or variable rates.  The Portfolio may invest in U.S. banks,  foreign  branches of U.S. banks,  U.S.  branches of foreign banks and foreign branches of foreign banks.

         Savings and Loan  Obligations.  Negotiable  certificates of deposit and other  short-term debt obligations of savings and loan associations.

         Supranational  Entities.  The  Portfolio  may also invest in the  securities of certain  supranational  entities,  such as the
International Development Bank.

         Mortgage-Backed  Securities.  Mortgage-backed  securities are securities  representing interest in a pool of mortgages.  After purchase by the  Portfolio,  a security may cease to be rated or its rating may be reduced  below the minimum  required for purchase by the  Portfolio.  Neither event will require a sale of such  security by the  Portfolio.  However,  the  Sub-advisor  will consider such event in its  determination  of whether the Portfolio  should  continue to hold the  security.  To the extent that the ratings given by
Moody's or S&P may change as a result of changes in such  organizations  or their rating  systems,  the  Portfolio  will attempt to use comparable  ratings as standards for investments in accordance with the investment  policies continued in the Trust's  Prospectus.  For a discussion of  mortgage-backed  securities and certain risks involved  therein,  see this Statement and the Trust's  Prospectus under
"Certain Risk Factors and Investment Methods."

         Collateralized  Mortgage  Obligations  (CMOs).  CMOs are  obligations  fully  collateralized  by a portfolio  of  mortgages or mortgage-related  securities.  Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same  schedule as they are  received,  although  certain  classes of CMOs have  priority  over  others  with  respect to the receipt of prepayments  on the mortgages.  Therefore,  depending on the type of CMOs in which a Portfolio  invests,  the investment may be subject to a greater or lesser risk of prepayment than other types of  mortgage-related  securities.  For an additional  discussion of CMOs and certain risks involved therein, see the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Asset-Backed  Securities.  The  Portfolio  may  invest a portion  of its  assets  in debt  obligations  known as  asset-backed securities.  The credit quality of most asset-backed  securities  depends primarily on the credit quality of the assets underlying such securities,  how well the entity  issuing the  security is insulated  from the credit risk of the  originator  or any other  affiliated entities and the amount and quality of any credit support  provided to the  securities.  The rate of principal  payment on asset-backed securities  generally  depends on the rate of principal  payments  received on the underlying assets which in turn may be affected by a variety of economic and other  factors.  As a result,  the yield on any  asset-backed  security is difficult to predict with  precision and actual yield to maturity may be more or less than the anticipated yield to maturity.

                  Automobile  Receivable  Securities.  The  Portfolio  may  invest  in  asset-backed  securities  which  are  backed by receivables  from motor vehicle  installment  sales contracts or installment  loans secured by motor vehicles  ("Automobile  Receivable
Securities").

                  Credit Card Receivable  Securities.  The Portfolio may invest in asset-backed  securities  backed by receivables from revolving credit card agreements ("Credit Card Receivable Securities").

                  Other Assets.  The Sub-advisor  anticipates that asset-backed  securities backed by assets other than those described above  will be issued in the  future.  The  Portfolio  may invest in such  securities  in the future if such  investment  is  otherwise consistent  with its  investment  objective and  policies.  For a discussion of these  securities,  see this  Statement and the Trust's
Prospectus under "Certain Risk Factors and Investment Methods."

         In addition to the investments described in the Trust's Prospectus, the Portfolio may invest in the following:

         Writing  Covered Call  Options.  The  Portfolio  may write  (sell)  "covered"  call options and purchase  options to close out options  previously  written by the Portfolio.  In writing covered call options,  the Portfolio expects to generate  additional premium income  which  should  serve to enhance the  Portfolio's  total  return and reduce the effect of any price  decline of the  security or currency  involved  in the  option.  Covered  call  options  will  generally  be written on  securities  or  currencies  which,  in the
Sub-advisor's  opinion,  are not expected to have any major price increases or moves in the near future but which,  over the long term, are deemed to be attractive investments for the Portfolio.

         The Portfolio  generally  will write only covered call options.  This means that the Portfolio will either own the security or currency  subject to the option or an option to purchase the same  underlying  security or currency,  having an exercise price equal to or less than the  exercise  price of the  "covered"  option.  From time to time,  the  Portfolio  will write a call  option that is not covered but where the Portfolio  will  establish and maintain with its custodian for the term of the option,  an account  consisting of cash or other liquid assets  having a value equal to the  fluctuating  market value of the optioned  securities  or  currencies.  While such an option would be "covered" with sufficient  collateral to satisfy SEC  prohibitions on issuing senior  securities,  this type of strategy would expose the Portfolio to the risks of writing uncovered options.

         Portfolio  securities or  currencies on which call options may be written will be purchased  solely on the basis of investment considerations  consistent  with the  Portfolio's  investment  objectives.  The  writing of  covered  call  options  is a  conservative investment  technique believed to involve  relatively little risk (in contrast to the writing of naked or uncovered options,  which the
Portfolio will not do), but capable of enhancing the Portfolio's total return.  When writing a covered call option,  the Portfolio,  in return for the premium,  gives up the  opportunity  for profit from a price increase in the  underlying  security or currency above the exercise price,  but  conversely,  retains the risk of loss should the price of the security or currency  decline.  Unlike one who owns securities or  currencies  not subject to an option,  the Portfolio has no control over when it may be required to sell the  underlying securities or  currencies,  since it may be assigned an exercise  notice at any time prior to the  expiration of its  obligations  as a writer.  If a call option which the Portfolio  has written  expires,  the  Portfolio  will realize a gain in the amount of the premium;
however,  such gain may be offset by a decline in the market value of the  underlying  security or currency  during the option  period.
If the call option is exercised,  the Portfolio will realize a gain or loss from the sale of the underlying  security or currency.  The
Portfolio  does not consider a security or currency  covered by a call "pledged" as that term is used in the  Portfolio's  policy which limits the pledging or mortgaging  of its assets.  If the  Portfolio  writes  uncovered  options as described  above,  it will bear the risks of having to purchase the security  subject to the option at a price higher than the exercise  price of the option.  As the price of a security could appreciate substantially, the Portfolio's loss could be significant.

         Call options  written by the Portfolio  will normally  have  expiration  dates of less than nine months from the date written.
The  exercise  price of the  options  may be below,  equal to, or above the  current  market  values of the  underlying  securities  or currencies at the time the options are written.  From time to time,  the Portfolio may purchase an underlying  security or currency for delivery in accordance  with an exercise  notice of a call option assigned to it, rather than delivering such security or currency from its portfolio.  In such cases, additional costs may be incurred.

          The premium  received is the market  value of an option.  The premium the  Portfolio  will receive from writing a call option will reflect,  among other things,  the current market price of the underlying  security or currency,  the relationship of the exercise price to such market price,  the  historical  price  volatility of the  underlying  security or currency,  and the length of the option period.  Once the decision to write a call option has been made,  Sub-advisor,  in determining  whether a particular call option should be written on a particular  security or currency,  will consider the reasonableness of the anticipated  premium and the likelihood that a liquid  secondary  market will exist for those options.  The premium  received by the Portfolio for writing covered call options will be recorded as a liability of the Portfolio.  This liability  will be adjusted daily to the option's  current market value,  which will be the latest sale price at the time at which the net asset value per share of the  Portfolio is computed  (close of the New York Stock
Exchange),  or, in the absence of such sale, the latest asked price.  The option will be terminated upon expiration of the option,  the purchase of an identical option in a closing  transaction,  or delivery of the underlying security or currency upon the exercise of the option.

         The Portfolio  will realize a profit or loss from a closing  purchase  transaction  if the cost of the  transaction is less or more than the premium  received from the writing of the option.  Because  increases in the market price of a call option will generally reflect increases in the market price of the underlying  security or currency,  any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Portfolio.

         The Portfolio  will not write a covered call option if, as a result,  the aggregate  market value of all portfolio  securities or currencies  covering call or put options  exceeds 25% of the market value of the  Portfolio's  net assets.  In  calculating  the 25%
limit,  the Portfolio will offset,  against the value of assets covering  written calls and puts, the value of purchased calls and puts on identical securities or currencies with identical maturity dates.

         Writing  Covered Put Options.  The Portfolio may write American or European style covered put options and purchase  options to close out options previously written by the Portfolio.

         The Portfolio  would write put options only on a covered basis,  which means that the Portfolio would maintain in a segregated account cash, U.S.  government  securities or other liquid high-grade debt obligations in an amount not less than the exercise price or the Portfolio  will own an option to sell the underlying  security or currency  subject to the option having an exercise price equal to or  greater  than the  exercise  price of the  "covered"  option at all times  while the put  option is  outstanding.  (The  rules of a clearing  corporation  currently  require  that such  assets be  deposited  in escrow to secure  payment of the  exercise  price.)  The
Portfolio would generally write covered put options in circumstances  where Sub-advisor  wishes to purchase the underlying  security or currency for the  Portfolio's  portfolio at a price lower than the current market price of the security or currency.  In such event the
Portfolio  would write a put option at an exercise  price  which,  reduced by the premium  received on the option,  reflects  the lower price it is willing to pay. Since the Portfolio would also receive  interest on debt  securities or currencies  maintained to cover the exercise price of the option,  this technique  could be used to enhance current return during periods of market  uncertainty.  The risk in such a transaction  would be that the market price of the  underlying  security or currency  would decline below the exercise  price less the premiums  received.  Such a decline could be substantial and result in a significant loss to the Portfolio.  In addition,  the
Portfolio,  because it does not own the specific  securities or currencies  which it may be required to purchase in the exercise of the put, can not benefit from appreciation, if any, with respect to such specific securities or currencies.

         The Portfolio will not write a covered put option if, as a result,  the aggregate market value of all portfolio  securities or currencies  covering put or call options exceeds 25% of the market value of the  Portfolio's net assets.  In calculating the 25% limit, the  Portfolio  will offset,  against the value of assets  covering  written puts and calls,  the value of purchased  puts and calls on identical  securities or currencies.  For a discussion of options,  see this Statement and the Trust's  Prospectus  under "Certain Risk
Factors and Investment Methods."

         Purchasing  Put Options.  The  Portfolio  may purchase  American or European  style put options.  The Portfolio may enter into closing  sale  transactions  with respect to such  options,  exercise  them or permit them to expire.  The  Portfolio  may purchase put options for defensive  purposes in order to protect  against an anticipated  decline in the value of its  securities or currencies.  An example of such use of put options is provided in this Statement under "Certain Risk Factors and Investment Methods."

         The  Portfolio  will not commit more than 5% of its assets to premiums  when  purchasing  call and put options.  The Portfolio may also  purchase call options on underlying  securities  or currencies it owns in order to protect  unrealized  gains on call options previously  written by it. A call option would be purchased for this purpose where tax  considerations  make it  inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses.

         Purchasing  Call  Options.  The  Portfolio  may purchase  American or European  call  options.  The  Portfolio  may enter into closing sale  transactions  with respect to such  options,  exercise  them or permit them to expire.  The  Portfolio  may purchase call options for the purpose of  increasing  its current  return or avoiding tax  consequences  which could reduce its current  return.  The
Portfolio may also purchase call options in order to acquire the  underlying  securities or  currencies.  Examples of such uses of call options are provided this Statement under "Certain Risk Factors and Investment Methods."

         The  Portfolio  will not commit more than 5% of its assets to premiums  when  purchasing  call and put options.  The Portfolio may also  purchase call options on underlying  securities  or currencies it owns in order to protect  unrealized  gains on call options previously  written by it. A call option would be purchased for this purpose where tax  considerations  make it  inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses.

         Dealer  Options.  The Portfolio may engage in  transactions  involving  dealer  options.  Certain risks are specific to dealer options.  While the Portfolio  would look to a clearing  corporation  to exercise  exchange-traded  options,  if the Portfolio  were to purchase a dealer  option,  it would rely on the dealer  from whom it  purchased  the option to perform if the option  were  exercised.
While the  Portfolio  will seek to enter into dealer  options  only with dealers who will agree to and which are expected to be capable of entering into closing  transactions  with the  Portfolio,  there can be no assurance  that the Portfolio will be able to liquidate a dealer  option at a favorable  price at any time prior to  expiration.  Failure by the dealer to do so would  result in the loss of the premium paid by the  Portfolio as well as loss of the expected  benefit of the  transaction.  For a discussion of dealer  options,  see this Statement under "Certain Risk Factors and Investment Methods."

         Futures Contracts.

                  Transactions in Futures.  The Portfolio may enter into financial futures contracts,  including stock index,  interest rate and currency futures ("futures" or "futures contracts").

         Stock index  futures  contracts  may be used to attempt to provide a hedge for a portion of the  Portfolio's  portfolio,  as a cash  management  tool,  or as an efficient way for the  Sub-advisor  to implement  either an increase or decrease in portfolio  market exposure in response to changing  market  conditions.  Stock index futures  contracts are currently  traded with respect to the S&P 500
Index and other broad stock market  indices,  such as the New York Stock  Exchange  Composite  Stock Index and the Value Line Composite
Stock Index. The Portfolio may,  however,  purchase or sell futures contracts with respect to any stock index.  Nevertheless,  to hedge the  Portfolio's  portfolio  successfully,  the  Portfolio  must sell  futures  contacts  with respect to indices or  subindexes  whose movements will have a significant correlation with movements in the prices of the Portfolio's securities.

         Interest rate or currency futures  contracts may be used to attempt to hedge against changes in prevailing  levels of interest rates or currency  exchange  rates in order to establish  more  definitely  the effective  return on  securities or currencies  held or intended to be acquired by the  Portfolio.  In this regard,  the Portfolio  could sell  interest rate or currency  futures as an offset against the effect of expected  increases in interest  rates or currency  exchange rates and purchase such futures as an offset against the effect of expected declines in interest rates or currency exchange rates.

         The  Portfolio  will enter  into  futures  contracts  which are  traded on  national  or  foreign  futures  exchanges  and are standardized  as to  maturity  date and  underlying  financial  instrument.  Futures  exchanges  and  trading in the United  States are regulated  under the Commodity  Exchange Act by the CFTC.  Although  techniques  other than the sale and purchase of futures  contracts could be used for the  above-referenced  purposes,  futures  contracts offer an effective and relatively low cost means of implementing the  Portfolio's  objectives in these areas.  For a discussion of futures  transactions  and certain risks involved  therein,  see this
Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

                  Regulatory  Limitations.  The Portfolio will engage in transactions in futures contracts and options thereon only for bona fide hedging,  yield  enhancement and risk management  purposes,  in each case in accordance with the rules and regulations of the
CFTC.

         The Portfolio may not enter into futures  contracts or options  thereon if, with respect to positions  which do not qualify as bona fide hedging under  applicable CFTC rules,  the sum of the amounts of initial margin deposits on the Portfolio's  existing futures and premiums paid for options on futures would exceed 5% of the net asset value of the Portfolio  after taking into account  unrealized profits and  unrealized  losses on any such  contracts it has entered into;  provided,  however,  that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

         In instances  involving  the purchase of futures  contracts or call options  thereon or the writing of put options  thereon by the Portfolio,  an amount of cash, U.S. government securities or other liquid,  high-grade debt obligations,  equal to the market value of the futures  contracts and options  thereon  (less any related  margin  deposits),  will be identified by the Portfolio to cover the position, or alternative cover (such as owning an offsetting position) will be employed.

                  Risks of Transactions in Futures  Contracts.  See this Statement and the Trust's  Prospectus under "Certain Risks and
Investment Methods" for an additional description of certain risks involved in futures contracts.

         Options on Futures  Contracts.  As an  alternative to writing or purchasing  call and put options on stock index futures,  the
Portfolio may write or purchase call and put options on financial  indices.  Such options would be used in a manner  similar to the use of options on futures  contracts.  From time to time, a single order to purchase or sell futures  contracts (or options thereon) may be made on behalf of the  Portfolio  and other mutual funds or  portfolios  of mutual funds  managed by the  Sub-advisor  or T. Rowe Price
International,  Inc.  Such  aggregated  orders would be allocated  among the  Portfolio  and such other mutual funds or  portfolios  of mutual funds in a fair and  non-discriminatory  manner.  See this Statement and the Trust's  Prospectus under "Certain Risk Factors and
Investment Methods" for a description of certain risks involved in options on futures contracts.

         Additional  Futures and Options  Contracts.  Although the Portfolio has no current intention of engaging in futures or options transactions  other than those  described  above,  it reserves the right to do so. Such futures or options  trading might involve risks which differ from those involved in the futures and options described above.

         Foreign  Futures and Options.  The  Portfolio is permitted to enter into foreign  futures and options  transactions.  See this
Statement and the Trust's  Prospectus  under "Certain Risk Factors and Investment  Methods" for a description of certain risks involved in foreign futures and options.

         Foreign  Securities.  The  Portfolio  may invest in U.S.  dollar-denominated  and non-U.S.  dollar-denominated  securities  of foreign issuers in developed  countries.  Because the Portfolio may invest in foreign securities,  investment in the Portfolio involves risks that are  different in some  respects  from an  investment  in a Portfolio  which  invests only in  securities  of U.S.  domestic issuers.  Foreign  investments  may  be  affected  favorably  or  unfavorably  by  changes  in  currency  rates  and  exchange  control regulations.  There may be less  publicly  available  information  about a foreign  company  than  about a U.S.  company,  and  foreign companies  may not be subject to  accounting,  auditing,  and  financial  reporting  standards  and  requirements  comparable  to those applicable to U.S.  companies.  There may be less governmental  supervision of securities  markets,  brokers and issuers of securities.
Securities  of some foreign  companies  are less liquid or more  volatile than  securities  of U.S.  companies,  and foreign  brokerage commissions and custodian fees are generally higher than in the United States.  Settlement  practices may include delays and may differ from those  customary in United States  markets.  Investments in foreign  securities may also be subject to other risks  different from those affecting U.S.  investments,  including local political or economic  developments,  expropriation or  nationalization  of assets, restrictions on foreign  investment and  repatriation  of capital,  imposition of withholding  taxes on dividend or interest  payments, currency  blockage  (which would prevent cash from being brought back to the United  States),  and difficulty in enforcing legal rights outside the U.S. For an additional  discussion of certain risks  involved in investing in foreign  securities,  see this  Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Foreign  Currency  Transactions.  The Portfolio will generally enter into forward foreign  currency  exchange  contracts under two  circumstances.  First,  when the Portfolio enters into a contract for the purchase or sale of a security  denominated in a foreign currency,  it may desire to "lock in" the U.S. dollar price of the security.  Second,  when the Sub-advisor  believes that the currency of a particular  foreign country may suffer or enjoy a substantial  movement against another  currency,  including the U.S. dollar,  it may enter into a forward contract to sell or buy the amount of the former foreign  currency,  approximating the value of some or all of the Portfolio's  securities  denominated in such foreign currency.  Alternatively,  where  appropriate,  the Portfolio may hedge all or part of its foreign  currency  exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective  proxy for other  currencies.  In such a case, the Portfolio may enter into a forward  contract where the amount of the foreign  currency to be sold exceeds the value of the  securities  denominated  in such  currency.  The use of this basket  hedging technique  may be more  efficient  and  economical  than  entering  into  separate  forward  contracts  for each  currency  held in the
Portfolio.  The precise  matching of the forward  contract  amounts and the value of the  securities  involved  will not  generally  be possible  since the future value of such  securities  in foreign  currencies  will change as a consequence  of market  movements in the value of those  securities  between  the date the  forward  contract  is  entered  into  and the date it  matures.  The  projection  of short-term  currency market movement is extremely  difficult,  and the successful  execution of a short-term hedging strategy is highly uncertain.  Other than as set forth above,  and  immediately  below,  the Portfolio will also not enter into such forward  contracts or maintain a net exposure to such contracts  where the  consummation  of the contracts  would obligate the Portfolio to deliver an amount of  foreign  currency  in  excess of the  value of the  Portfolio's  securities  or other  assets  denominated  in that  currency.  The
Portfolio,  however,  in order to avoid excess  transactions and transaction costs, may maintain a net exposure to forward contracts in excess of the value of the Portfolio's  securities or other assets to which the forward  contracts relate  (including  accrued interest to the maturity of the forward on such  securities)  provided the excess  amount is "covered" by liquid,  high-grade  debt  securities, denominated  in any currency,  at least equal at all times to the amount of such excess.  For these  purposes "the  securities or other assets to which the forward  contracts  relate may be securities or assets  denominated in a single  currency,  or where proxy forwards are used,  securities  denominated in more than one currency.  Under normal  circumstances,  consideration of the prospect for currency parities  will be  incorporated  into the longer term  investment  decisions  made with regard to overall  diversification  strategies.
However,  the  Sub-advisor  believes  that it is  important  to have the  flexibility  to enter  into such  forward  contracts  when it determines that the best interests of the Portfolio will be served.

         At the maturity of a forward contract,  the Portfolio may either sell the portfolio  security and make delivery of the foreign currency,  or it may retain the security and terminate  its  contractual  obligation  to deliver the foreign  currency by purchasing an
"offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

         As indicated  above,  it is impossible to forecast  with  absolute  precision the market value of portfolio  securities at the expiration of the forward  contract.  Accordingly,  it may be necessary for the Portfolio to purchase  additional  foreign  currency on the spot  market  (and bear the  expense of such  purchase)  if the  market  value of the  security  is less than the amount of foreign currency  the  Portfolio  is  obligated  to deliver and if a decision  is made to sell the  security  and make  delivery of the foreign currency.  Conversely,  it may be  necessary  to sell on the spot  market some of the foreign  currency  received  upon the sale of the portfolio  security if its market value  exceeds the amount of foreign  currency the  Portfolio  is obligated to deliver.  However,  as noted,  in order to avoid  excessive  transactions  and  transaction  costs,  the Portfolio may use liquid,  high-grade debt securities denominated  in any  currency,  to cover the amount by which the value of a forward  contract  exceeds the value of the  securities  to which it relates.

         If the Portfolio retains the portfolio security and engages in an offsetting  transaction,  the Portfolio will incur a gain or a loss (as  described  below) to the extent that there has been movement in forward  contract  prices.  If the Portfolio  engages in an offsetting  transaction,  it may  subsequently  enter into a new forward contract to sell the foreign  currency.  Should forward prices decline during the period between the Portfolio's  entering into a forward  contract for the sale of a foreign currency and the date it enters into an  offsetting  contract  for the purchase of the foreign  currency,  the  Portfolio  will realize a gain to the extent the price of the  currency  it has agreed to sell  exceeds the price of the  currency  it has agreed to  purchase.  Should  forward  prices increase,  the Portfolio  will suffer a loss to the extent of the price of the currency it has agreed to purchase  exceeds the price of the currency it has agreed to sell.

         The  Portfolio's  dealing in forward  foreign  currency  exchange  contracts  will  generally  be limited to the  transactions described above.  However,  the Portfolio  reserves the right to enter into forward foreign currency  contracts for different  purposes and under  different  circumstances.  Of course,  the  Portfolio  is not required to enter into  forward  contracts  with regard to its foreign  currency-denominated  securities and will not do so unless deemed  appropriate by the Sub-advisor.  It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate  fluctuations  in the underlying  prices of the  securities.  It simply  establishes a rate of exchange at a future date.  Additionally,  although such  contracts tend to minimize the risk of loss due to a decline in the value of the hedged  currency,  at the same time,  they tend to limit any potential gain which might result from an increase in the value of that currency.

         Although  the  Portfolio  values its assets  daily in terms of U.S.  dollars,  it does not intend to convert  its  holdings of foreign  currencies  into U.S.  dollars on a daily basis.  It will do so from time to time, and investors  should be aware of the costs of currency  conversion.  Although foreign  exchange dealers do not charge a fee for conversion,  they do realize a profit based on the difference  (the  "spread")  between the prices at which they are buying and selling  various  currencies.  Thus, a dealer may offer to sell a foreign  currency to the Portfolio at one rate,  while offering a lesser rate of exchange should the Portfolio  desire to resell that currency to the dealer.  For a discussion of certain risks involved in foreign currency  transactions,  see this Statement and the
Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Federal Tax Treatment of Options,  Futures  Contracts and Forward Foreign  Exchange  Contracts.  Options,  futures and forward foreign exchange  contracts,  including options and futures on currencies,  which offset a foreign dollar  denominated bond or currency position may be  considered  straddles  for tax purposes in which case a loss on any position in a straddle will be subject to deferral to the extent of  unrealized  gain in an offsetting  position.  The holding  period of the  securities  or  currencies  comprising  the straddle  will be  deemed  not to  begin  until  the  straddle  is  terminated.  The  holding  period  of the  security  offsetting  an
"in-the-money qualified covered call" option on an equity security will not include the period of time the option is outstanding.

         Losses on written  covered calls and purchased  puts on  securities,  excluding  certain  "qualified  covered call" options on equity  securities,  may be long-term  capital loss, if the security  covering the option was held for more than twelve months prior to the writing of the option.

         In order for the  Portfolio to continue to qualify for federal  income tax  treatment as a regulated  investment  company,  at least 90% of its gross income for a taxable year must be derived from qualifying  income,  i.e.,  dividends,  interest,  income derived from loans of securities,  and gains from the sale of securities or currencies.  Tax  regulations  could be issued  limiting the extent that net gain realized from option,  futures or foreign forward exchange  contracts on currencies is qualifying  income for purposes of the 90% requirement.

         As a result of the "Taxpayer Relief Act of 1997," entering into certain option,  futures  contracts,  or forward contracts may result in the "constructive sale" of offsetting stocks or debt securities of the Portfolio.

         Hybrid Commodity and Security  Instruments.  Instruments  have been developed which combine the elements of futures  contracts or options with those of debt,  preferred equity or a depositary  instrument  (hereinafter  "Hybrid  Instruments").  Often these hybrid instruments are indexed to the price of a commodity or particular  currency or a domestic or foreign debt or equity  securities  index.
Hybrid  instruments may take a variety of forms,  including,  but not limited to, debt instruments with interest or principal  payments or redemption  terms  determined by reference to the value of a currency or commodity at a future point in time,  preferred  stock with dividend rates  determined by reference to the value of a currency,  or convertible  securities with the conversion  terms related to a particular  commodity.  For a discussion  of certain  risks  involved in  investing in hybrid  instruments,  see this  Statement  under
"Certain Risk Factors and Investment Methods."

         Lending of Portfolio  Securities.  For the purpose of realizing  additional  income,  the  Portfolio may make secured loans of
Portfolio  securities  amounting to not more than 33 1/3% of its total assets.  This policy is a fundamental  policy.  Securities loans are made to broker-dealers,  institutional  investors, or other persons pursuant to agreements requiring that the loans be continuously secured  by  collateral  at least  equal at all times to the value of the  securities  lent,  marked  to market on a daily  basis.  The collateral  received will consist of cash or U.S.  government  securities.  While the  securities  are being lent,  the Portfolio  will continue to receive the  equivalent  of the  interest or  dividends  paid by the issuer on the  securities,  as well as interest on the investment  of the  collateral or a fee from the  borrower.  The  Portfolio has a right to call each loan and obtain the  securities on three business  days' notice or, in connection  with  securities  trading on foreign  markets,  within such longer period of time which coincides with the normal  settlement  period for purchases and sales of such  securities in such foreign  markets.  The Portfolio will not have the right to vote  securities  while they are being lent, but it will call a loan in  anticipation  of any important vote. The risks in lending portfolio  securities,  as with other extensions of secured credit,  consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

         Other  Lending/Borrowing.  Subject to approval by the SEC, the Portfolio may make loans to, or borrow  Portfolios  from, other mutual  funds or  portfolios  of mutual  funds  sponsored  or  advised by the  Sub-advisor  or T. Rowe Price  International,  Inc.  The
Portfolio has no current intention of engaging in these practices at this time.

         When-Issued  Securities.  The Portfolio may from time to time purchase  securities on a  "when-issued"  basis. At the time the
Portfolio  makes the commitment to purchase a security on a when-issued  basis, it will record the transaction and reflect the value of the security in  determining  its net asset value.  The Portfolio does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued  basis.  The Portfolio  will maintain cash and marketable  securities  equal in value to  commitments  for  when-issued  securities.  Such  segregated  securities  either will mature or, if necessary,  be sold on or before the  settlement  date.  For a  discussion  of  when-issued  securities,  see this  Statement  under  "Certain  Risk  Factors and
Investment Methods."

         Investment  Policies Which May Be Changed  Without  Shareholder  Approval.  The following  limitations  are applicable only to the AST T. Rowe Price Asset  Allocation  Portfolio.  These  limitations  are not  fundamental  restrictions,  and can be changed by the
Trustees without shareholder approval.  The Portfolio will not:

         1.       Purchase additional securities when money borrowed exceeds 5% of the Portfolio's total assets;

         2.       Invest in companies for the purpose of exercising management or control;

         3.       Purchase illiquid  securities if, as a result,  more than 15% of its net assets would be invested in such securities.
Securities eligible for resale under Rule 144A of the Securities Act of 1933 may be subject to this 15% limitation;

         4.       Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act;

         5.       Mortgage,  pledge,  hypothecate  or, in any manner,  transfer  any  security  owned by the  Portfolio as security for indebtedness  except as may be necessary in connection with permissible  borrowings or investments and then such  mortgaging,  pledging or hypothecating may not exceed 33 1/3% of the Portfolio's total assets at the time of borrowing or investment;

         6.       Invest in puts,  calls,  straddles,  spreads,  or any  combination  thereof to the extent  permitted  by the  Trust's
Prospectus and this Statement;

         7.       Purchase  securities  on margin,  except (i) for use of  short-term  credit  necessary  for clearance of purchases of portfolio  securities  and (ii) the  Portfolio  may make margin  deposits in  connection  with futures  contracts or other  permissible investments;

         8.       Invest in warrants if, as a result thereof,  more than 10% of the value of the total assets of the Portfolio would be invested in  warrants,  provided  that this  restriction  does not apply to warrants  acquired as the result of the purchase of another security.  For purposes of these percentage limitations, the warrants will be valued at the lower of cost or market;

         9.       Effect short sales of securities; or

         10.      Purchase a futures  contract  or an option  thereon if, with  respect to  positions  in futures or options on futures which do not  represent  bona fide  hedging,  the  aggregate  initial  margin and  premiums on such  positions  would  exceed 5% of the
Portfolio's net assets.

         Notwithstanding  anything in the above  fundamental  and  operating  restrictions  to the contrary,  the  Portfolio  may, as a fundamental policy,  invest all of its assets in the securities of a single open-end  management  investment company with substantially the same  fundamental  investment  objectives,  policies  and  restrictions  as the  Portfolio  subject  to the prior  approval  of the
Investment  Manager.  The Investment  Manager will not approve such investment  unless:  (a) the Investment  Manager  believes,  on the advice of  counsel,  that such  investment  will not have an adverse  effect on the tax status of the  annuity  contracts  and/or  life insurance  policies  supported by the separate  accounts of the Participating  Insurance  Companies which purchase shares of the Trust;
(b) the Investment  Manager has given prior notice to the Participating  Insurance  Companies that it intends to permit such investment and has determined whether such  Participating  Insurance  Companies intend to redeem any shares and/or discontinue  purchase of shares because of such  investment;  (c) the Trustees have  determined that the fees to be paid by the Trust for  administrative,  accounting, custodial and transfer  agency  services for the  Portfolio  subsequent to such an  investment  are  appropriate,  or the Trustees have approved  changes to the agreements  providing such services to reflect a reduction in fees; (d) the  Sub-advisor for the Portfolio has agreed to reduce its fee by the amount of any  investment  advisory fees paid to the  investment  manager of such  open-end  management investment  company;  and (e) shareholder  approval is obtained if required by law. The Portfolio will apply for such exemptive  relief under the provisions of the 1940 Act, or other such relief as may be necessary  under the then governing  rules and  regulations of the
1940 Act, regarding investments in such investment companies.

AST T. Rowe Price Global Bond Portfolio:

Investment  Objective:  The investment  objective of the Portfolio is to provide high current income and capital growth by investing in high-quality, foreign and U.S. dollar-denominated bonds.

Investment  Policies:  The  Portfolio  also seeks to moderate  price  fluctuation  by actively  managing  its  currency  exposure.  The
Portfolio's  investments  will  include high quality  debt  securities  issued or  guaranteed  by a foreign  national  government,  its agencies,  instrumentalities or political subdivisions, debt securities issued or guaranteed by supranational organizations,  corporate debt  securities,  bank or bank holding  company debt  securities and other debt securities  including  those  convertible  into common stock.  The  Portfolio  may also invest up to 20% of assets in the aggregate in below  investment-grade,  high-risk  bonds and emerging market  bonds.  In addition,  the  Portfolio  may invest up to 30% of its assets in  mortgage-backed  (including  derivatives,  such as collateralized mortgage obligations and stripped mortgage securities) and asset-backed securities.

          Sub-advisor  regularly analyzes a broad range of international  equity and fixed-income markets in order to assess the degree of risk and level of return that can be expected from each market. Of course,  there can be no assurance that  Sub-advisor's  forecasts of expected return will be reflected in the actual returns achieved by the Portfolio.

         The Portfolio's share price will fluctuate with market,  economic and foreign exchange conditions,  and your investment may be worth more or less when redeemed than when purchased.  The Portfolio should not be relied upon as a complete  investment  program,  nor used to play  short-term  swings in the  global  bond or  foreign  exchange  markets.  The  Portfolio  is  subject  to risks  unique to international investing.

          It is contemplated that most foreign securities will be purchased in  over-the-counter  markets or on stock exchanges located in the countries in which the respective  principal offices of the issuers of the various  securities are located,  if that is the best available market.

          The  Portfolio  may invest in investment  portfolios  which have been  authorized  by the  governments  of certain  countries specifically  to permit  foreign  investment in securities of companies  listed and traded on the stock  exchanges in these  respective countries.  The  Portfolio's  investment in these  portfolios is subject to the  provisions  of the 1940 Act  discussed  below.  If the
Portfolio  invests in such investment  portfolios,  the Portfolio's  shareholders will bear not only their  proportionate  share of the expenses of the  Portfolio  (including  operating  expenses  and the fees of the  Investment  Manager),  but also will bear  indirectly similar expenses of the underlying  investment  portfolios.  In addition,  the securities of these investment portfolios may trade at a premium over their net asset value.

          Apart from the matters  described  herein,  the  Portfolio is not aware at this time of the  existence of any  investment  or exchange control  regulations which might  substantially  impair the operations of the Portfolio as described in the Trust's Prospectus and this Statement.  It should be noted, however, that this situation could change at any time.

          The Portfolio may invest in companies located in Eastern Europe,  Russia or certain Latin American  countries.  The Portfolio will only invest in a company located in, or a government of, Eastern  Europe,  Russia or Latin America,  if the  Sub-advisor  believes the potential return justifies the risk.

          Risk  Factors of Foreign  Investing.  There are  special  risks in  investing  in the  Portfolio.  Certain of these risks are inherent in any  international  mutual fund others relate more to the countries in which the Portfolio  will invest.  Many of the risks are more  pronounced for  investments in developing or emerging  countries.  Although there is no universally  accepted  definition,  a developing  country is generally  considered to be a country which is in the initial stages of its  industrialization  cycle with a per capita gross national product of less than $8,000.

          Investors should  understand that all investments have a risk factor.  There can be no guarantee  against loss resulting from an investment in the Portfolio,  and there can be no assurance that the  Portfolio's  investment  policies will be successful,  or that its investment  objective will be attained.  The Portfolio is designed for individual and institutional  investors seeking to diversify beyond the United States in an actively  researched and managed portfolio,  and is intended for long-term  investors who can accept the risks  entailed in  investment  in foreign  securities.  For a  discussion  of certain  risks  involved in foreign  investing  see this
Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

          The Portfolio may invest in the following:

          Brady Bonds.  The  Portfolio  may invest in Brady  Bonds.  Brady  Bonds,  which are named after former U.S.  Secretary of the
Treasury  Nicholas Brady,  are used as a means of restructuring  the external debt burden of a government in certain emerging  markets.
A Brady bond is created when an  outstanding  commercial  bank loan to a government  or private  entity is exchanged  for a new bond in connection with a debt  restructuring  plan. Brady bonds may be collateralized  or  uncollateralized  and issued in various  currencies
(although  typically in the U.S.  dollar).  They are often fully  collateralized  as to principal in U.S.  Treasury  zero coupon bonds.
However, even with this  collateralization  feature, Brady Bonds are often considered  speculative,  below investment grade investments because the timely  payment of interest is the  responsibility  of the issuing party (for example,  a Latin  American  country) and the value of the bonds can fluctuate  significantly  based on the issuer's  ability or perceived  ability to make these payments.  Finally, some Brady Bonds may be structured  with floating rate or low fixed rate coupons.  The Portfolio  does not expect to have more than 10%
of its total assets invested in Brady Bonds.

         Nondiversified  Investment  Company.  Despite its  nondiversified  status under the  Investment  Company  Act,  the  Portfolio generally will not invest more than 5% of its assets in any individual  corporate issuer.  However,  the Portfolio (1) may place assets in bank  deposits or other  short-term  bank  instruments  with a maturity of up to 30 days provided that (i) the bank has a short-term credit rating of A1+ (or, if unrated,  the  equivalent as determined by the  Sub-advisor)  and (ii) the Portfolio may not maintain more than 10% of its  total  assets  with any  single  bank;  and (2) may  maintain  more than 5% of its total  assets,  including  cash and currencies, in custodial accounts or deposits of the Trust's custodian or sub-custodians.

          Writing  Covered Call  Options.  The  Portfolio  may write (sell)  "covered"  call options and purchase  options to close out options  previously  written by the Portfolio.  In writing covered call options,  the Portfolio expects to generate  additional premium income  which  should  serve to enhance the  Portfolio's  total  return and reduce the effect of any price  decline of the  security or currency  involved in the option.  Covered call options will generally be written on securities or currencies  which, in  Sub-advisor's opinion,  are not expected to have any major price  increases or moves in the near future but which,  over the long term, are deemed to be attractive investments for the Portfolio.

          The Portfolio will write only covered call options.  This means that the Portfolio will own the security or currency  subject to the option or an option to purchase the same  underlying  security or currency,  having an exercise  price equal to or less than the exercise  price of the "covered"  option,  or will  establish  and maintain  with its custodian for the term of the option,  an account consisting  of cash or other  liquid  assets  having a value  equal to the  fluctuating  market  value of the  optioned  securities  or currencies.

         Portfolio  securities or  currencies on which call options may be written will be purchased  solely on the basis of investment considerations  consistent  with the  Portfolio's  investment  objective.  The  writing  of  covered  call  options  is a  conservative investment  technique believed to involve  relatively little risk (in contrast to the writing of naked or uncovered options,  which the
Portfolio will not do), but capable of enhancing the Portfolio's total return.  When writing a covered call option,  the Portfolio,  in return for the premium,  gives up the  opportunity  for profit from a price increase in the  underlying  security or currency above the exercise price,  but  conversely,  retains the risk of loss should the price of the security or currency  decline.  Unlike one who owns securities or  currencies  not subject to an option,  the Portfolio has no control over when it may be required to sell the  underlying securities or  currencies,  since it may be assigned an exercise  notice at any time prior to the  expiration of its  obligations  as a writer.  If a call option which the Portfolio  has written  expires,  the  Portfolio  will realize a gain in the amount of the premium;
however,  such gain may be offset by a decline in the market value of the  underlying  security or currency  during the option  period.
If the call option is exercised,  the Portfolio will realize a gain or loss from the sale of the underlying  security or currency,  The
Portfolio  does not consider a security or currency  covered by a call "pledged" as that term is used in the  Portfolio's  policy which limits the pledging or mortgaging of its assets.

          The premium  received is the market  value of an option.  The premium the  Portfolio  will receive from writing a call option will reflect,  among other things,  the current market price of the underlying  security or currency,  the relationship of the exercise price to such market price,  the  historical  price  volatility of the  underlying  security or currency,  and the length of the option period.  Once the decision to write a call option has been made,  Sub-advisor,  in determining  whether a particular call option should be written on a particular  security or currency,  will consider the reasonableness of the anticipated  premium and the likelihood that a liquid  secondary  market will exist for those options.  The premium  received by the Portfolio for writing covered call options will be recorded as a liability of the Portfolio.  This liability  will be adjusted daily to the option's  current market value,  which will be the latest sale price at the time at which the net asset value per share of the  Portfolio is computed  (close of the New York Stock
Exchange),  or, in the  absence  of such sale,  the  average of the latest bid and asked  price.  The option  will be  terminated  upon expiration of the option,  the purchase of an identical  option in a closing  transaction,  or delivery of the  underlying  security or currency upon the exercise of the option.

          Call options  written by the Portfolio  will normally have  expiration  dates of less than nine months from the date written.
The  exercise  price of the  options  may be below,  equal to, or above the  current  market  values of the  underlying  securities  or currencies at the time the options are written.  From time to time,  the Portfolio may purchase an underlying  security or currency for delivery in accordance  with an exercise  notice of a call option assigned to it, rather than delivering such security or currency from its portfolio.  In such cases, additional costs may be incurred.

          The Portfolio will effect closing  transactions  in order to realize a profit on an  outstanding  call option,  to prevent an underlying  security or currency from being called, or, to permit the sale of the underlying  security or currency.  The Portfolio will realize a profit or loss from a closing  purchase  transaction if the cost of the transaction is less or more than the premium received from the  writing of the option.  Because  increases  in the market  price of a call option will  generally  reflect  increases  in the market price of the  underlying  security or currency,  any loss  resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Portfolio.

          The Portfolio will not write a covered call option if, as a result,  the aggregate  market value of all portfolio  securities or currencies  covering call or put options  exceeds 25% of the market value of the  Portfolio's  net assets.  In  calculating  the 25%
limit,  the Portfolio will offset,  against the value of assets covering  written calls and puts, the value of purchased calls and puts on identical securities or currencies with identical maturity dates.

          Writing Covered Put Options.  Although the Portfolio has no current  intention in the foreseeable  future of writing American or European  style  covered put options and  purchasing  put  options to close out options  previously  written by the  Portfolio,  the
Portfolio reserves the right to do so.

          The Portfolio would write put options only on a covered basis,  which means that the Portfolio would maintain in a segregated account cash, U.S.  government  securities or other liquid high-grade debt obligations in an amount not less than the exercise price or the Portfolio  will own an option to sell the underlying  security or currency  subject to the option having an exercise price equal to or greater  than the  exercise  price of the  "covered"  options  at all times  while the put  option is  outstanding.  (The rules of a clearing  corporation  currently  require  that such  assets be  deposited  in escrow to secure  payment of the  exercise  price.)  The
Portfolio would generally write covered put options in circumstances  where Sub-advisor  wishes to purchase the underlying  security or currency for the  Portfolio's  portfolio at a price lower than the current market price of the security or currency.  In such event the
Portfolio  would write a put option at an exercise  price  which,  reduced by the premium  received on the option,  reflects  the lower price it is willing to pay. Since the Portfolio would also receive  interest on debt  securities or currencies  maintained to cover the exercise price of the option,  this technique  could be used to enhance current return during periods of market  uncertainty.  The risk in such a transaction  would be that the market price of the  underlying  security or currency  would decline below the exercise  price less the premiums  received.  Such a decline could be substantial and result in a significant loss to the Portfolio.  In addition,  the
Portfolio,  because it does not own the specific  securities or currencies which it may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

          The Portfolio will not write a covered put option if, as a result, the aggregate market value of all portfolio  securities or currencies  covering put or call options exceeds 25% of the market value of the  Portfolio's net assets.  In calculating the 25% limit, the  Portfolio  will offset,  against the value of assets  covering  written puts and calls,  the value of purchased  puts and calls on identical  securities or currencies  with identical  maturity  dates.  For a discussion of certain risks involved in options,  see this
Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

          Purchasing Put Options.  The Portfolio may purchase  American or European  style put options.  As the holder of a put option, the Portfolio has the right to sell the  underlying  security or currency at the exercise  price at any time during the option  period.
The  Portfolio may enter into closing sale  transactions  with respect to such  options,  exercise  them or permit them to expire.  The
Portfolio  may purchase  put options for  defensive  purposes in order to protect  against an  anticipated  decline in the value of its securities  or  currencies.  An example of such use of put  options is provided  in this  Statement  under  "Certain  Risk  Factors and
Investment Methods."

          The premium paid by the  Portfolio  when  purchasing a put option will be recorded as an asset of the  Portfolio.  This asset will be adjusted  daily to the option's  current  market value,  which will be the latest sale price at the time at which the net asset value per share of the  Portfolio  is computed  (close of New York Stock  Exchange),  or, in the  absence of such sale,  the latest bid price.  This asset will be  terminated  upon  expiration  of the option,  the selling  (writing)  of an  identical  option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.

          Purchasing  Call  Options.  The  Portfolio  may purchase  American or European  style call  options.  As the holder of a call option,  the  Portfolio  has the right to purchase the  underlying  security or currency at the  exercise  price at any time during the option  period  (American  style) or at the  expiration  of the option  (European  style).  The  Portfolio  may enter into closing sale transactions  with respect to such  options,  exercise  them or permit them to expire.  The Portfolio may purchase call options for the purpose of increasing its current return or avoiding tax  consequences  which could reduce its current  return.  The Portfolio may also purchase  call  options in order to acquire  the  underlying  securities  or  currencies.  Examples  of such uses of call  options  are provided below.

          The Portfolio may also  purchase call options on underlying  securities or currencies it owns in order to protect  unrealized gains on call options  previously  written by it. A call option would be purchased  for this purpose where tax  considerations  make it inadvisable  to realize  such gains  through a closing  purchase  transaction.  Call  options may also be  purchased  at times to avoid realizing losses.

          The Portfolio will not commit more than 5% of its total assets to premiums when purchasing call or put options.

          Dealer Options.  The Portfolio may engage in  transactions  involving  dealer  options.  Certain risks are specific to dealer options.  While the Portfolio  would look to a clearing  corporation  to exercise  exchange-traded  options,  if the Portfolio  were to purchase a dealer  option,  it would rely on the dealer  from whom it  purchased  the option to perform if the option  were  exercised.
While the  Portfolio  will seek to enter into dealer  options  only with dealers who will agree to and which are expected to be capable of entering into closing  transactions  with the  Portfolio,  there can be no assurance  that the Portfolio will be able to liquidate a dealer  option at a favorable  price at any time prior to  expiration.  Failure by the dealer to do so would  result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction.

          Futures Contracts.

                   Transactions in Futures. The Portfolio may enter into financial futures contracts,  including stock index,  interest rate and currency  futures  ("futures"  or "futures  contracts");  however,  the  Portfolio  has no current  intention of entering into interest rate futures.  The Portfolio, however, reserves the right to trade in financial futures of any kind.

          Stock index futures  contracts  may be used to attempt to provide a hedge for a portion of the  Portfolio's  portfolio,  as a cash management  tool, or as an efficient way for Sub-advisor to implement  either an increase or decrease in portfolio market exposure in response to changing market  conditions.  Stock index futures  contracts are currently  traded with respect to the S&P 500 Index and other broad stock  market  indices,  such as the New York Stock  Exchange  Composite  Stock  Index and the Value Line  Composite  Stock
Index.  The Portfolio may,  however,  purchase or sell futures  contracts with respect to any stock index whose  movements will, in its judgment, have a significant correlation with movements in the prices of all or portions of the Portfolio's portfolio securities.

          Interest rate or currency futures  contracts may be used to attempt to hedge against changes in prevailing levels of interest rates or currency  exchange  rates in order to establish  more  definitely  the effective  return on  securities or currencies  held or intended to be acquired by the  Portfolio.  In this regard,  the Portfolio  could sell  interest rate or currency  futures as an offset against the effect of expected  increases in interest  rates or currency  exchange rates and purchase such futures as an offset against the effect of expected declines in interest rates or currency exchange rates.

          The  Portfolio  will enter into  futures  contracts  which are  traded on  national  or  foreign  futures  exchanges  and are standardized  as to  maturity  date and  underlying  financial  instrument.  Futures  exchanges  and  trading in the United  States are regulated  under the Commodity  Exchange Act by the CFTC.  Although  techniques  other than the sale and purchase of futures  contracts could be used for the  above-referenced  purposes,  futures  contracts offer an effective and relatively low cost means of implementing the  Portfolio's  objectives in these areas.  For a discussion of futures  transactions  and certain risks involved  therein,  see this
Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

                   Regulatory  Limitations.  The Portfolio will engage in  transactions  in futures  contracts and options thereon only for bona fide hedging,  yield  enhancement and risk management  purposes,  in each case in accordance with the rules and regulations of the CFTC.

          The Portfolio may not enter into futures  contracts or options  thereon if, with respect to positions which do not qualify as bona fide hedging under  applicable CFTC rules,  the sum of the amounts of initial margin deposits on the Portfolio's  existing futures and premiums paid for options on futures would exceed 5% of the net asset value of the Portfolio  after taking into account  unrealized profits and  unrealized  losses on any such  contracts it has entered  into;  provided  however,  that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

          In instances  involving the purchase of futures  contracts or call options  thereon or the writing of put options  thereon by the Portfolio,  an amount of cash or other liquid assets equal to the market value of the futures  contracts and options  thereon (less any related  margin  deposits),  will be identified by the Portfolio to cover the  position,  or  alternative  cover (such as owning an offsetting position) will be employed.

          Options on Futures  Contracts.  As an alternative to writing or purchasing  call and put options on stock index futures,  the
Portfolio may write or purchase call and put options on financial  indices.  Such options would be used in a manner  similar to the use of options on futures  contracts.  From time to time, a single order to purchase or sell futures  contracts (or options thereon) may be made on behalf of the  Portfolio  and other mutual funds or  portfolios  of mutual funds  managed by the  Sub-advisor  or T. Rowe Price
Associates,  Inc.  Such  aggregated  orders  would  be  allocated  among  the  Portfolio  and  such  other  portfolios  in a  fair  and non-discriminatory  manner.  See this Statement and the Trust's  Prospectus  under "Certain Risk Factors and Investment  Methods" for a description of certain risks involved in options and futures contracts.

          Additional Futures and Options  Contracts.  Although the Portfolio has no current intention of engaging in futures or options transactions  other than those  described  above,  it reserves the right to do so. Such futures or options  trading might involve risks which differ from those involved in the futures and options described above.

          Foreign  Futures and Options.  The  Portfolio is permitted to invest in foreign  futures and options.  For a  description  of foreign  futures and options and certain  risks  involved  therein as well as certain  risks  involved in foreign  investing,  see this
Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Foreign  Currency  Transactions.  The Portfolio will generally enter into forward foreign  currency  exchange  contracts under two  circumstances.  First,  when the Portfolio enters into a contract for the purchase or sale of a security  denominated in a foreign currency,  it may desire to "lock in" the U.S. dollar price of the security.  Second,  when the Sub-advisor  believes that the currency of a particular  foreign country may suffer or enjoy a substantial  movement against another  currency,  including the U.S. dollar,  it may enter into a forward contract to sell or buy the amount of the former foreign  currency,  approximating the value of some or all of the Portfolio's  securities  denominated in such foreign currency.  Alternatively,  where  appropriate,  the Portfolio may hedge all or part of its foreign  currency  exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective  proxy for other  currencies.  In such a case, the Portfolio may enter into a forward  contract where the amount of the foreign  currency to be sold exceeds the value of the  securities  denominated  in such  currency.  The use of this basket  hedging technique  may be more  efficient  and  economical  than  entering  into  separate  forward  contracts  for each  currency  held in the
Portfolio.  The precise  matching of the forward  contract  amounts and the value of the  securities  involved  will not  generally  be possible  since the future value of such  securities  in foreign  currencies  will change as a consequence  of market  movements in the value of those  securities  between  the date the  forward  contract  is  entered  into  and the date it  matures.  The  projection  of short-term  currency market movement is extremely  difficult,  and the successful  execution of a short-term hedging strategy is highly uncertain.  Other than as set forth above,  and  immediately  below,  the Portfolio will also not enter into such forward  contracts or maintain a net exposure to such contracts  where the  consummation  of the contracts  would obligate the Portfolio to deliver an amount of  foreign  currency  in  excess of the  value of the  Portfolio's  securities  or other  assets  denominated  in that  currency.  The
Portfolio,  however,  in order to avoid excess  transactions and transaction costs, may maintain a net exposure to forward contracts in excess of the value of the Portfolio's  securities or other assets to which the forward  contracts relate  (including  accrued interest to the maturity of the forward on such  securities)  provided the excess  amount is "covered" by liquid,  high-grade  debt  securities, denominated  in any currency,  at least equal at all times to the amount of such excess.  For these  purposes "the  securities or other assets to which the forward  contracts  relate may be securities or assets  denominated in a single  currency,  or where proxy forwards are used,  securities  denominated in more than one currency.  Under normal  circumstances,  consideration of the prospect for currency parities  will be  incorporated  into the longer term  investment  decisions  made with regard to overall  diversification  strategies.
However,  Sub-advisor  believes that it is important to have the  flexibility  to enter into such forward  contracts when it determines that the best interests of the Portfolio will be served.  Forward foreign currency exchange contracts  ("forwards") will generally have terms of less than one year.

         At the maturity of a forward contract,  the Portfolio may either sell the portfolio  security and make delivery of the foreign currency,  or it may retain the security and terminate  its  contractual  obligation  to deliver the foreign  currency by purchasing an
"offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

         As indicated  above,  it is impossible to forecast  with  absolute  precision the market value of portfolio  securities at the expiration of the forward  contract.  Accordingly,  it may be necessary for the Portfolio to purchase  additional  foreign  currency on the spot  market  (and bear the  expense of such  purchase)  if the  market  value of the  security  is less than the amount of foreign currency  the  Portfolio  is  obligated  to deliver and if a decision  is made to sell the  security  and make  delivery of the foreign currency.  Conversely,  it may be  necessary  to sell on the spot  market some of the foreign  currency  received  upon the sale of the portfolio  security if its market value  exceeds the amount of foreign  currency the  Portfolio  is obligated to deliver.  However,  as noted,  in order to avoid  excessive  transactions  and  transaction  costs,  the Portfolio may use liquid,  high-grade debt securities denominated  in any  currency,  to cover the amount by which the value of a forward  contract  exceeds the value of the  securities  to which it relates.

         If the Portfolio retains the portfolio security and engages in an offsetting  transaction,  the Portfolio will incur a gain or a loss (as  described  below) to the extent that there has been movement in forward  contract  prices.  If the Portfolio  engages in an offsetting  transaction,  it may  subsequently  enter into a new forward contract to sell the foreign  currency.  Should forward prices decline during the period between the Portfolio's  entering into a forward  contract for the sale of a foreign currency and the date it enters into an  offsetting  contract  for the purchase of the foreign  currency,  the  Portfolio  will realize a gain to the extent the price of the  currency  it has agreed to sell  exceeds the price of the  currency  it has agreed to  purchase.  Should  forward  prices increase,  the Portfolio  will suffer a loss to the extent of the price of the currency it has agreed to purchase  exceeds the price of the currency it has agreed to sell.

         The  Portfolio's  dealing in forward  foreign  currency  exchange  contracts  will  generally  be limited to the  transactions described above.  However,  the Portfolio  reserves the right to enter into forward foreign currency  contracts for different  purposes and under  different  circumstances.  Of course,  the  Portfolio  is not required to enter into  forward  contracts  with regard to its foreign  currency-denominated  securities and will not do so unless deemed  appropriate by the Sub-advisor.  It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate  fluctuations  in the underlying  prices of the  securities.  It simply  establishes a rate of exchange at a future date.  Additionally,  although such  contracts tend to minimize the risk of loss due to a decline in the value of the hedged  currency,  at the same time,  they tend to limit any potential gain which might result from an increase in the value of that currency.

         Although  the  Portfolio  values its assets  daily in terms of U.S.  dollars,  it does not intend to convert  its  holdings of foreign  currencies  into U.S.  dollars on a daily basis.  It will do so from time to time, and investors  should be aware of the costs of currency  conversion.  Although foreign  exchange dealers do not charge a fee for conversion,  they do realize a profit based on the difference  (the  "spread")  between the prices at which they are buying and selling  various  currencies.  Thus, a dealer may offer to sell a foreign  currency to the Portfolio at one rate,  while offering a lesser rate of exchange should the Portfolio  desire to resell that currency to the dealer.

         When the  Portfolio  purchases  a  foreign  bond with a higher  interest  rate than is  available  on U.S.  bonds of a similar maturity,  the additional yield on the foreign bond could be  substantially  lost if the Portfolio were to enter into a direct hedge by selling the foreign  currency and purchasing the U.S.  dollar.  This is what is known as the "cost" of hedging.  Proxy hedging attempts to reduce this cost through an indirect  hedge back to the U.S.  dollar.  It is  important  to note that  hedging  costs are treated as capital transactions and are not, therefore,  deducted from the Portfolio's  dividend  distribution and are not reflected in its yield.
Instead  such costs will,  over time,  be reflected in the  Portfolio's  net asset value per share.  For an  additional  discussion  of certain  risks  involved  in foreign  investing,  see this  Statement  and the  Trust's  Prospectus  under  "Certain  Risk  Factors and
Investment Methods."

         Federal Tax Treatment of Options,  Futures  Contracts and Forward  Foreign  Exchange  Contracts.  The Portfolio may enter into certain option,  futures,  and forward foreign exchange contracts,  including options and futures on currencies,  which will be treated as Section 1256 contracts or straddles.

         Transactions  which  are  considered  Section  1256  contracts  will be  considered  to  have  been  closed  at the end of the
Portfolio's  fiscal  year and any gains or losses  will be  recognized  for tax  purposes  at that time.  Such gains or losses from the normal closing or settlement of such  transactions  will be characterized  as 60% long-term  capital gain (taxable at a maximum rate of
20%) or loss and 40% short-term  capital gain or loss  regardless of the holding  period of the instrument  (or, in the case of foreign exchange  contracts,  entirely  as  ordinary  income  or  loss).  The  Portfolio  will be  required  to  distribute  net  gains on such transactions to shareholders even though it may not have closed the transaction and received cash to pay such distributions.

         Options, futures and forward foreign exchange contracts,  including options and futures on currencies,  which offset a foreign dollar  denominated  bond or currency  position may be considered  straddles for tax purposes in which case a loss on any position in a straddle  will be  subject  to  deferral  to the  extent of  unrealized  gain in an  offsetting  position.  The  holding  period of the securities or currencies  comprising the straddle will be deemed not to begin until the straddle is  terminated.  The holding period of the security  offsetting an "in-the-money  qualified covered call" option on an equity security will not include the period of time the option is outstanding.

         Losses on written  covered calls and purchased  puts on  securities,  excluding  certain  "qualified  covered call" options on equity  securities,  may be long-term  capital loss, if the security  covering the option was held for more than twelve months prior to the writing of the option.

         In order for the  Portfolio to continue to qualify for federal  income tax  treatment as a regulated  investment  company,  at least 90% of its gross income for a taxable year must be derived from qualifying  income,  i.e.,  dividends,  interest,  income derived from loans of securities,  and gains from the sale of securities or currencies.  Tax  regulations  could be issued  limiting the extent that net gain realized from option,  futures or foreign forward exchange  contracts on currencies is qualifying  income for purposes of the 90% requirement.

         As a result of the "Taxpayer Relief Act of 1997," entering into certain option,  futures  contracts,  or forward contracts may be deemed a  "constructive  sale" of offsetting  securities,  which could result in a taxable gain from the sale being  distributed  to shareholders.  The Portfolio  would be required to distribute any such gain even though it would not receive  proceeds from the sale at the time the option, futures or forward position is entered into.

          Hybrid Commodity and Security  Instruments.  Instruments have been developed which combine the elements of futures  contracts or options with those of debt,  preferred equity or a depositary  instrument  (hereinafter  "Hybrid  Instruments").  Often these hybrid instruments are indexed to the price of a commodity or particular  currency or a domestic or foreign debt or equity  securities  index.
Hybrid  instruments may take a variety of forms,  including,  but not limited to, debt instruments with interest or principal  payments or redemption  terms  determined by reference to the value of a currency or commodity at a future point in time,  preferred  stock with dividend rates  determined by reference to the value of a currency,  or convertible  securities with the conversion  terms related to a particular  commodity.  For a discussion  of certain risks  involved in hybrid  instruments,  see this  Statement  under  "Certain Risk
Factors and Investment Methods."

         Debt  Securities.  The  Portfolio's  investment  program  permits it to purchase  below  investment  grade  securities.  Since investors  generally  perceive that there are greater risks  associated  with investment in lower quality  securities,  the yields from such  securities  normally  exceed those  obtainable  from higher  quality  securities.  However,  the principal  value of  lower-rated securities  generally  will fluctuate more widely than higher quality  securities.  Lower quality  investments  entail a higher risk of default -- that is, the nonpayment of interest and principal by the issuer than higher quality  investments.  Such  securities are also subject to  special  risks,  discussed  below.  Although  the  Portfolio  seeks to reduce  risk by  portfolio  diversification,  credit analysis,  and attention to trends in the economy,  industries and financial  markets,  such efforts will not eliminate all risk. There can, of course, be no assurance that the Portfolio will achieve its investment objective.

         After  purchase  by the  Portfolio,  a debt  security  may cease to be rated or its rating may be  reduced  below the  minimum required for purchase by the  Portfolio.  Neither event will require a sale of such  security by the  Portfolio.  However,  Sub-advisor will consider such event in its  determination  of whether the Portfolio  should continue to hold the security.  To the extent that the ratings  given by Moody's  Investors  Service,  Inc.  ("Moody's")  or Standard & Poor's  Corporation  ("S&P") may change as a result of changes in such  organizations  or their rating  systems,  the  Portfolio  will  attempt to use  comparable  ratings as  standards  for investments in accordance with the investment  policies  contained in the  prospectus.  The Portfolio may invest up to 20% of its total assets in  securities  rated below BBB or Baa,  including  bonds in default or those with the lowest  rating.  See the Appendix to this
Statement for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

         High Yield,  High Risk Securities.  Below  investment  grade  securities  (rated below Baa by Moody's and below BBB by S&P) or unrated  securities of equivalent  quality in the  Sub-advisor's  judgment,  carry a high degree of risk  (including the possibility of default or bankruptcy  of the issuers of such  securities),  generally  involve  greater  volatility of price and risk of principal and income,  and may be less liquid,  than  securities  in the higher  rating  categories  and are  considered  speculative.  The lower the ratings of such debt securities,  the greater their risks render them like equity securities.  For an additional  discussion of certain risks involved in investing in lower-rated debt securities,  see this Statement and the Trust's  Prospectus under "Certain Risk Factors and Investment Methods."

         Zero-Coupon  Securities.  The  Portfolio  may  invest  in  zero-coupon  securities  which pay no cash  income  and are sold at substantial  discounts  from their value at maturity.  For a discussion of zero-coupon  securities and certain risks involved  therein, see this Statement under "Certain Risk Factors and Investment Methods."

          Lending of Portfolio  Securities.  For the purpose of realizing  additional  income,  the Portfolio may make secured loans of portfolio  securities  amounting  to not more than 33 1/3% of its total  assets.  This  policy is a  "fundamental  policy."  Securities loans are made to  broker-dealers,  institutional  investors,  or other  persons  pursuant to  agreements  requiring  that the loans be continuously  secured  by  collateral  at least  equal at all times to the value of the  securities  lent,  marked to market on a daily basis.  The  collateral  received  will  consist of cash or U.S.  government  securities.  While the  securities  are being  lent,  the
Portfolio  will  continue to receive the  equivalent  of the interest or  dividends  paid by the issuer on the  securities,  as well as interest on the  investment of the  collateral  or a fee from the borrower.  The Portfolio has a right to call each loan and obtain the securities on three business days' notice or, in connection with securities  trading on foreign  markets,  within such longer period of time which  coincides  with the normal  settlement  period for purchases  and sales of such  securities  in such foreign  markets.  The
Portfolio  will not have the right to vote  securities  while  they are being  lent,  but it will  call a loan in  anticipation  of any important vote. The risks in lending  portfolio  securities,  as with other extensions of secured credit,  consist of possible delay in receiving  additional  collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

         Other  Lending/Borrowing.  Subject to approval  by the SEC,  the  Portfolio  may make loans to, or borrow  funds  from,  other mutual funds  sponsored or advised by the  Sub-advisor  or T. Rowe Price  Associates,  Inc. The Portfolio  has no current  intention of engaging in these practices at this time.

         Investment Policies Which May Be Changed Without  Shareholder  Approval.  The following  limitations are applicable to the AST
T. Rowe Price Global Bond Portfolio.  These limitations are not  "fundamental"  restrictions and may be changed by the Trustees without shareholder approval.  The Portfolio will not:

         1.       The  Portfolio  will not  change  its  policy  to invest  at least  80% of the  value of its  assets in fixed  income securities unless it provides 60 days prior written notice to its shareholders.

         2.       Pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its total assets;

         3.       Purchase  securities on margin,  unless, by virtue of its ownership of other  securities,  it has the right to obtain securities  equivalent  in kind and amount to the  securities  sold and,  if the right is  conditional,  the sale is made upon the same conditions,  except in connection with arbitrage  transactions and except that the Portfolio may obtain such short-term  credits as may be necessary for the clearance of purchases and sales of securities;

         4.       Purchase illiquid securities if, as a result, more than 15% of its net assets would be invested in such securities;

         5.       Buy options on securities or financial  instruments,  unless the aggregate  premiums paid on all such options held by the Portfolio at any time do not exceed 20% of its net assets;  or sell put options on securities if, as a result,  the aggregate value of the obligations underlying such put options would exceed 50% of the Portfolio's net assets;

         6.       Enter into futures contracts or purchase options thereon which do not represent bona fide hedging unless  immediately after the purchase,  the value of the aggregate  initial  margin with respect to all such futures  contracts  entered into on behalf of the  Portfolio  and the  premiums  paid for such  options on futures  contracts  does not exceed 5% of the  Portfolio's  total  assets, provided  that in the case of an option  that is  in-the-money  at the time of  purchase,  the  in-the-money  amount may be excluded in computing the 5% limit;

         7.       Purchase  warrants if as a result  warrants taken at the lower of cost or market value would  represent more than 10%
of the value of the Portfolio's  total net assets,  except that this restriction does not apply to warrants acquired as a result of the purchase of another security;

         8.       Make  securities  loans if the value of such  securities  loaned  exceeds 30% of the value of the  Portfolio's  total assets at the time any loan is made; all loans of portfolio  securities will be fully  collateralized  and marked to market daily.  The
Portfolio  has no current  intention of making loans of portfolio  securities  that would amount to greater than 5% of the  Portfolio's total assets; or

         9.       Purchase or sell real estate limited partnership interests.

         10.      Borrow money in excess of 5% of its total assets  (taken at market  value) or borrow other than from banks;  however, in the case of reverse  repurchase  agreements,  the  Portfolio  may invest in such  agreements  with other than banks subject to total asset coverage of 300% for such agreements and all borrowings;

         11.      Invest more than 20% of its total assets in below investment  grade,  high-risk bonds,  including bonds in default or those with the lowest rating;

         12.      Invest in companies for the purpose of exercising management or control;

         13.      Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act; or

         14.      Effect short sales of securities.

         In addition to the restrictions  described above, some foreign countries limit, or prohibit,  all direct foreign investment in the securities of their  companies.  However,  the governments of some countries have authorized the  organization of investment  funds to permit indirect  foreign  investment in such  securities.  For tax purposes these funds may be known as Passive  Foreign  Investment
Companies.  The  Portfolio is subject to certain  percentage  limitations  under the 1940 Act relating to the purchase of securities of investment  companies,  and may be subject to the limitation that no more than 10% of the value of the Portfolio's  total assets may be invested in such securities.

         Restrictions  with respect to repurchase  agreements shall be construed to be for repurchase  agreements  entered into for the investment of available cash consistent with the Portfolio's  repurchase agreement procedures,  not repurchase commitments entered into for general investment purposes.

         If a  percentage  restriction  on  investment  or  utilization  of assets as set forth  under  "Investment  Restrictions"  and
"Investment  Policies"  above is adhered to at the time an investment is made, a later change in percentage  resulting  from changes in the value or the total cost of Portfolio's assets will not be considered a violation of the restriction.

AST Federated High Yield Portfolio:

Investment  Objective:  The  investment  objective  of the  Portfolio  is to seek high  current  income  by  investing  primarily  in a diversified  portfolio  of fixed  income  securities.  The  fixed  income  securities  in which the  Portfolio  intends  to invest  are lower-rated corporate debt obligations.

Investment Policies:

         Corporate Debt Securities.  The Portfolio  invests  primarily in corporate debt securities.  The corporate debt obligations in which the  Portfolio  intends to invest are  expected  to be  lower-rated.  For a  discussion  of the  special  risks  associated  with lower-rated  securities,  see the Trust's Prospectus and this Statement under "Certain Risk Factors and Investment  Methods." Corporate
debt obligations in which the Portfolio  invests may bear fixed,  floating,  floating and contingent,  or increasing rates of interest.
They may involve equity features such as conversion or exchange  rights,  warrants for the acquisition of common stock of the same or a different issuer,  participations  based on revenues,  sales or profits,  or the purchase of common stock in a unit transaction  (where corporate debt securities and common stock are offered as a unit).

         U.S.  Government  Obligations.  The types of U.S.  government  obligations in which the Portfolio may invest include,  but are not limited to, direct  obligations of the U.S.  Treasury (such as U.S.  Treasury bills,  notes,  and bonds) and obligations  issued or guaranteed  by U.S.  government  agencies  or  instrumentalities  (such as the  Federal  Home Loan  Banks,  Federal  National  Mortgage
Association,  Government National Mortgage Association,  Federal Farm Credit Banks,  Tennessee Valley Authority,  Export-Import Bank of
the United States,  Commodity  Credit  Corporation,  Federal  Financing  Bank,  Student Loan Marketing  Association,  Federal Home Loan
Mortgage  Corporation,  or National Credit Union  Administration).  These securities may be backed by: the full faith and credit of the
U.S. Treasury;  the issuer's right to borrow from the U.S.  Treasury;  the discretionary  authority of the U.S.  government to purchase certain obligations of agencies or instrumentalities;  or the credit of the agency or instrumentality  issuing the obligations.  For an additional  discussion of the types of U.S. government  obligations in which the Portfolio may invest, see the Trust's Prospectus under
"Investment Objectives and Policies."

         Time and Savings  Deposits  and  Bankers'  Acceptances.  The  Portfolio  may enter into time and savings  deposits  (including certificates  of deposit) and may purchase  bankers'  acceptances.  The Portfolio may enter into time and savings  deposits  (including certificates  of deposit) in commercial or savings banks whose deposits are insured by the Bank Insurance Fund ("BIF"),  or the Savings
Association  Insurance  Fund  ("SAIF"),  including  certificates  of deposit  issued by and other time deposits in foreign  branches of
BIF-insured  banks. The Portfolio may also purchase  bankers'  acceptances  issued by a BIF-insured  bank, or issued by the bank's Edge
Act  subsidiary and guaranteed by the bank,  with remaining  maturities of nine months or less. The total  acceptances of any bank held by the Portfolio cannot exceed 0.25 of 1% of such bank's total deposits  according to the bank's last published  statement of condition preceding the date of  acceptance;  and general  obligations  of any state,  territory,  or possession of the United  States,  or their political  subdivisions,  so long as they are either (1) rated in one of the four highest grades by nationally  recognized  statistical rating organizations or (2) issued by a public housing agency and backed by the full faith and credit of the United States.

         When-Issued  and Delayed  Delivery  Transactions.  The Portfolio  may purchase  fixed-income  securities  on a when-issued  or delayed  delivery basis. The Portfolio may engage in when-issued and delayed  delivery  transactions  only for the purpose of acquiring portfolio  securities  consistent  with  the  Portfolio's  investment  objective  and  policies,  not for  investment  leverage.  These transactions  are  arrangements  in which the Portfolio  purchases  securities  with payment and delivery  scheduled for a future time.
Settlement dates may be a month or more after entering into these transactions,  and the market values of the securities  purchased may vary from the purchase  prices.  These  transactions  are made to secure what is considered to be an  advantageous  price and yield for the Portfolio.

         No fees or other  expenses,  other than normal  transaction  costs,  are  incurred.  However,  liquid  assets of the Portfolio sufficient  to make payment for the  securities  to be purchased  are  segregated  at the trade date.  These  securities  are marked to market daily and will maintain until the  transaction is settled.  For an additional  discussion of when-issued  securities and certain risks involved therein, see this Statement under "Certain Risk Factors and Investment Methods."

         Lending  Portfolio  Securities.   In  order  to  generate  additional  income,  the  Portfolio  may  lend  its  securities  to brokers/dealers,  banks, or other  institutional  borrowers of securities.  The collateral  received when the Portfolio lends portfolio securities must be valued daily and, should the market value of the loaned securities  increase,  the borrower must furnish  additional collateral  to the  Portfolio.  During the time  portfolio  securities  are on loan,  the borrower  pays the Portfolio any dividends or interest paid on such  securities.  Loans are subject to  termination  at the option of the  Portfolio or the  borrower.  The Portfolio may pay  reasonable  administrative  and  custodial  fees in  connection  with a loan and may pay a negotiated  portion of the interest earned on the cash or cash  equivalent  collateral to the borrower or placing  broker.  The  Portfolio  does not have the right to vote securities on loan,  but would  terminate the loan and regain the right to vote if that were  considered  important with respect to the investment.

         Reverse  Repurchase  Agreements.  The Portfolio may also enter into reverse  repurchase  agreements.  When  effecting  reverse repurchase  agreements,  liquid assets of the  Portfolio,  in a dollar  amount  sufficient  to make payment for the  obligations  to be purchased,  are segregated at the trade date.  These  securities are marked to market daily and are maintained until the transaction is settled.  During the period any reverse  repurchase  agreements are outstanding,  but only to the extent necessary to ensure completion of the reverse  repurchase  agreements,  the Portfolio will restrict the purchase of portfolio  instruments to money market instruments maturing on or before the expiration  date of the reverse  repurchase  agreements.  For a discussion of reverse  repurchase  agreements and certain risks involved therein, see the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Derivative  Instruments  and Swaps.  The Portfolio may invest in certain types of  derivative  contracts.  Depending  upon how the Portfolio uses  derivative  contracts and the  relationships  between the market value of a derivative  contract and the underlying asset,  derivative  contracts  may  increase or decrease  the  Portfolio's  exposure  to interest  rate risks,  and may also expose the
Portfolio to  liquidity.  The type of derivative  contract that the Portfolio may in invest in are known as swaps.  Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from  underlying  assets with differing  characteristics.  Most swaps do not involve the delivery of the  underlying  assets by either party,  and the parties might not own the assets  underlying the swap.  The payments are usually made on a net basis so that,  on any given day, the  Portfolio  would  receive (or pay) only the amount by which its payment  under the  contract is less than (or  exceeds)  the amount of the other  party's  payment.  Swap  agreements  are sophisticated  instruments  that can take many  different  forms,  and are known by a variety  of names  including  caps,  floors,  and collars.  Common swap  agreements  that the Portfolio  may use include  total return  swaps.  Total return swaps are contracts in which one party agrees to make payments of the total return from the  underlying  asset during the specified  period,  in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

         Portfolio  Turnover.  The  Portfolio  may  experience  greater  portfolio  turnover than would be expected with a portfolio of higher-rated  securities.  For an additional  discussion of portfolio  turnover,  see this Statement and the Trust's  Prospectus  under
"Portfolio Turnover."

         Adverse  Legislation.  In 1989,  legislation  was enacted that required  federally  insured  savings and loan  associations to divest their  holdings of lower-rated  bonds by 1994.  This  legislation  also created the Resolution  Trust  Corporation  (the "RTC"), which  disposed of a  substantial  portion of  lower-rated  bonds held by failed  savings and loan  associations.  The reduction of the number of institutions  empowered to purchase and hold lower-rated  bonds,  and the divestiture of bonds by these  institutions and the
RTC, have had an adverse impact on the overall  liquidity of the market for such bonds.  Federal and state  legislatures and regulators have and may  continue  to propose new laws and  regulations  designed to limit the number or type of  institutions  that may  purchase lower-rated  bonds,  reduce the tax benefits to issuers of such bonds, or otherwise  adversely  impact the liquidity of such bonds. The
Portfolio  cannot predict the likelihood  that any of these proposals will be adopted,  or their  potential  impact on the liquidity of lower-rated bonds.

         Foreign  Securities.  The Portfolio may invest up to 5% of its total assets in foreign securities that are not publicly traded in the United States.  For a discussion of certain risks involved with investing in foreign  securities,  including currency risks, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Investment Policies Which May Be Changed Without  Shareholder  Approval.  The following  limitations are applicable to the AST
Federated  High Yield  Portfolio.  The  limitations  are not  "fundamental"  restrictions  and may be changed by the  Trustees  without shareholder approval.

         1.       The Portfolio will not change its policy to invest at least 80% of the value of its assets in corporate  fixed income securities  that are BBB and below in  Standard & Poor's  rating or Baa and below in Moody's  rating  unless it  provides 60 days prior written notice to its shareholders.

         2.       The  Portfolio  will not  invest  more than 15% of the value of its net  assets in  securities  that are not  readily marketable;

         3.       The  Portfolio  will not purchase the  securities  of any issuer (other than the U.S.  government,  its agencies,  or instrumentalities or instruments secured by securities of such issuers,  such as repurchase  agreements) if as a result more than 5% of the value of its total assets would be invested in the securities of such issuer.  For these  purposes,  the Portfolio takes all common stock and all preferred stock of an issuer each as a single class, regardless of priorities, series designations or other differences.

AST Lord Abbett Bond-Debenture Portfolio:

Investment  Objective:  The  investment  objective  of the  Portfolio is to seek high current  income and the  opportunity  for capital appreciation to produce a high total return.

Investment Policies:

         Convertible  Securities.  The Portfolio may invest in convertible bonds and convertible  preferred  stocks.  These investments tend to be more  volatile  than debt  securities  but tend to be less  volatile  and produce more income than their  underlying  common stocks.

         Investment Policies Which May Be Changed Without  Shareholder  Approval.  The following  limitations are applicable to the AST
Lord  Abbett  Bond-Debenture  Portfolio.  These  limitations  are not  "fundamental"  restrictions  and may be changed by the  Trustees without shareholder approval.  The Portfolio will not:

         1.       Change its policy to invest at least 80% of the value of its assets in fixed income  securities unless it provides 60 days prior written notice to its shareholders.

         2.       Pledge its  assets  (other  than to secure  borrowings,  or to the extent  permitted  by the  Portfolio's  investment policies);

         3.       Make short sales of securities;

         4.       Invest knowingly more than 15% of its net assets (at the time of investment) in illiquid securities;

         5.       Invest in the securities of other investment companies except in compliance with the 1940 Act;

         6.       Invest in real estate limited partnership  interests or interests in oil, gas or other mineral leases, or exploration or other  development  programs,  except that the  Portfolio may invest in  securities  issued by companies  that engage in oil, gas or other mineral exploration or other development activities;

         7.       Write, purchase or sell puts, calls,  straddles,  spreads or combinations thereof,  except to the extent permitted in this Statement and the Trust's Prospectus, as they may be amended from time to time;

         8.       Invest more than 10% of the market value of its gross assets at the time of  investment in debt  securities  that are in default as to interest or principal.

AST DeAM Bond Portfolio:

Investment Objective:      The  investment  objective  of the  Portfolio  is to  seek a high  level  of  income,  consistent  with  the preservation of capital.  The Portfolio invests for current income, not capital appreciation.

Investment Policies:

         Private Activity and Industrial  Development  Bonds.  The Portfolio may invest in private activity and industrial  development bonds,  which are  obligations  issued by or on behalf of public  authorities  to raise  money to finance  various  privately  owned or operated  facilities  for business and  manufacturing,  housing,  sports and  pollution  control.  These bonds are also used to finance public  facilities such as airports,  mass transit systems,  ports,  parking or sewage or solid waste disposal  facilities,  as well as certain other  facilities or projects.  The payment of the  principal and interest on such bonds is generally  dependent  solely on the ability of the facility's user to meet its financial  obligations and the pledge,  if any, of real and personal property so financed as security for such payment.

         Put Bonds..  The Portfolio may invest in "put" bonds,  which are tax exempt  securities  (including  securities  with variable interest  rates) that may be sold back to the issuer of the  security at face value at the option of the holder  prior to their  stated
maturity.  The  Sub-advisor  intends to purchase only those "put" bonds for which the put option is an integral part of the security as originally  issued.  The option to "put" the bond back to the issuer prior to the stated final  maturity can cushion the price  decline of the bond in a rising  interest  rate  environment.  However,  the premium paid, if any, for an option to put will have the effect of reducing  the yield  otherwise  payable on the  underlying  security.  For the purpose of  determining  the  "maturity"  of  securities purchased  subject to an option to put, and for the purpose of determining the dollar weighted average  maturity of the Portfolio,  the
Portfolio  will  consider  "maturity"  to be the  first  date on which it has the right to demand  payment  from the  issuer of the put although the final maturity of the security is later than such date.

         U.S.  Government  Securities.  The Portfolio may invest in obligations  issued or guaranteed as to both principal and interest by the U.S. Government, its agencies,  instrumentalities or sponsored enterprises ("U.S. Government securities").  Some U.S. Government securities,  such as U.S.  Treasury bills,  notes and bonds,  are supported by the full faith and credit of the United States.  Others, such as obligations issued or guaranteed by U.S.  Government agencies or  instrumentalities  are supported either by (i) the full faith and credit of the U.S.  Government  (such as securities of the Small Business  Administration),  (ii) the right of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Banks),  (iii) the discretionary  authority of the U.S.  Government to purchase the agency's  obligations  (such as securities of the Federal National  Mortgage  Association),  or (iv) only the credit of the  issuer.  No  assurance  can be given that the U.S.  Government  will  provide  financial  support to U.S.  Government  agencies or instrumentalities in the future.

         The Portfolio may also invest in separately  traded  principal and interest  components of securities  guaranteed or issued by the U.S. Government or its agencies,  instrumentalities or sponsored  enterprises if such components are traded independently under the
Separate Trading of Registered  Interest and Principal of Securities  program  ("STRIPS") or any similar program  sponsored by the U.S.
Government.  STRIPS  are sold as zero  coupon  securities.  The  Portfolio  may also  invest in  Treasury  Receipts  ("TRs"),  Treasury
Investment  Growth  Receipts  ("TIGRs") and  Certificates  of Accrual on Treasury  Securities  ("CATS"),  all of which are sold as zero coupon  securities.  Additional  information  about Zero Coupon Securities and their risks is included in this Statement under "Certain
Risk Factors and Investment Methods."

         Variable and Floating Rate  Instruments.  The Portfolio may invest in variable or floating rate  instruments and variable rate demand  instruments,  including variable amount master demand notes. These instruments will normally involve industrial  development or revenue  bonds that provide  that the rate of interest is set as a specific  percentage  of a  designated  base rate (such as the prime rate) at a major  commercial  bank. In addition,  the interest  rate on these  securities  may be reset daily,  weekly or on some other reset period and may have a floor or ceiling on interest rate changes.  A portfolio  holding such an instrument  can demand  payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest.

         Debt instruments  purchased by the Portfolio may be structured to have variable or floating interest rates.  These instruments may  include  variable  amount  master  demand  notes that  permit the  indebtedness  to vary in addition  to  providing  for  periodic adjustments in the interest  rates.  The  Sub-advisor  will consider the earning power,  cash flows and other  liquidity  ratios of the issuers and guarantors of such  instruments  and, if the instrument is subject to a demand  feature,  will  continuously  monitor their financial  ability to meet payment on demand.  Where  necessary to ensure that a variable or floating rate  instrument is equivalent to the quality  standards  applicable to the Portfolio's  fixed income  investments,  the issuer's  obligation to pay the principal of the instrument will be backed by an unconditional  bank letter or line of credit,  guarantee or commitment to lend. Any bank providing such a bank letter,  line of credit,  guarantee or loan  commitment  will meet the  Portfolio's  investment  quality  standards  relating to investments in bank obligations.  The Sub-advisor will also continuously  monitor the  creditworthiness  of issuers of such instruments to determine whether the Portfolio should continue to hold the investments.

         The absence of an active  secondary  market for certain variable and floating rate notes could make it difficult to dispose of the  instruments,  and the  Portfolio  could  suffer a loss if the issuer  defaults  or during  periods in which the  Portfolio  is not entitled to exercise its demand rights.

         Variable and floating rate instruments  held by the Portfolio will be subject to the Portfolio's  limitation on investments in illiquid  securities when a reliable  trading market for the instruments does not exist and the Portfolio may not demand payment of the principal amount of such instruments within seven days.

         Yields and Ratings.  The yields on certain  obligations,  including  the money market  instruments  in which the Portfolio may invest  (such as  commercial  paper and bank  obligations),  are  dependent  on a variety of factors,  including  general  money market conditions,  conditions in the particular market for the obligation,  the financial  condition of the issuer, the size of the offering, the maturity of the  obligation and the ratings of the issue.  The ratings of Standard and Poor's Ratings Group  ("Standard & Poor's"),
Moody's Investor Service,  Inc.  ("Moody's") and other recognized rating  organizations  represent their respective  opinions as to the quality of the obligations they undertake to rate.  Ratings,  however,  are general and are not absolute standards of quality or value.
Consequently,  obligations with the same rating,  maturity and interest rate may have different  market prices.  See Appendix B to this
Statement of  Additional  Information  for a more  complete  description  of the ratings  assigned by ratings  organizations  and their respective characteristics.

         Subsequent  to its purchase by the  Portfolio,  a rated  security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio.  Should the rating of a portfolio  security be downgraded,  the Sub-advisor will determine whether it is in the best interest of the Portfolio to retain or dispose of such security.

         Convertible  and  Preferred  Securities.  Subject to its  investment  objectives  and  policies,  the  Portfolio may invest in convertible  securities,  which are  ordinarily  preferred  stock or long-term debt  obligations  of an issuer  convertible at a stated
exchange rate into common stock of the issuer.  The market value of convertible  securities tends to decline as interest rates increase and, conversely,  to increase as interest rates decline.  Convertible securities generally offer lower interest or dividend yields than non-convertible  securities of similar quality.  However,  when the market price of the common stock underlying a convertible  security exceeds the conversion  price, the price of the convertible  security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines,  the convertible  security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying  common stock.  Convertible  securities  generally rank senior to common stocks in an issuer's capital  structure and are consequently of higher quality and entail less risk than the issuer's common stock.  However, the extent to which such risk is reduced  depends in large measure upon the degree to which the  convertible  security  sells above its value as a fixed income  security.  The  convertible  debt securities in which each Portfolio may invest are subject to the same rating criteria and downgrade policy as the Portfolio's investments in fixed income securities.

         The Portfolio,  subject to its investment  objectives,  may purchase preferred stock.  Preferred stocks are equity securities, but possess certain  attributes of debt securities and are generally  considered fixed income  securities.  Holders of preferred stocks normally  have the right to receive  dividends  at a fixed rate when and as declared by the  issuer's  board of  directors,  but do not participate  in other  amounts  available  for  distribution  by the  issuing  corporation.  Dividends  on the  preferred  stock may be cumulative,  and in such cases all  cumulative  dividends  usually  must be paid prior to  dividend  payments  to common  stockholders.
Because of this preference,  preferred stocks generally  entail less risk than common stocks.  Upon  liquidation,  preferred stocks are entitled to a specified  liquidation  preference,  which is generally the same as the par or stated  value,  and are senior in right of payment to common stocks.  However,  preferred stocks are equity securities in that they do not represent a liability of the issuer and therefore do not offer as great a degree of protection of capital or assurance of continued  income as  investments  in corporate  debt securities.  In addition,  preferred  stocks are  subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

         Municipal  Securities.  To a limited extent, the Portfolio may invest in municipal  securities.  Municipal  securities consist of bonds,  notes and other  instruments  issued by or on behalf of states,  territories and possessions of the United States (including the  District of  Columbia)  and their  political  subdivisions,  agencies or  instrumentalities,  the interest on which is exempt from regular  federal  income tax (i.e.,  excluded  from gross income for federal  income tax purposes but not  necessarily  exempt from the federal alternative minimum tax or from state and local taxes).  Municipal  securities may also be issued on a taxable basis (i.e., the interest on such securities is not exempt from regular federal income tax).

         Municipal  securities  are often issued to obtain funds for various  public  purposes,  including the  construction  of a wide range of public facilities such as bridges,  highways,  housing,  hospitals, mass transportation,  schools, streets and water and sewer works. Other public purposes for which municipal securities may be issued include refunding  outstanding  obligations,  obtaining funds for general operating  expenses,  and obtaining funds to lend to other public  institutions and facilities.  Municipal  securities also include  "private  activity"  or  industrial  development  bonds,  which are  issued by or on behalf of public  authorities  to provide financing aid to acquire sites or construct or equip facilities within a municipality for privately or publicly owned corporations.

         The two principal  classifications  of municipal  securities  are "general  obligations"  and "revenue  obligations."  General obligations  are secured by the  issuer's  pledge of its full faith and credit for the payment of principal  and interest  although the characteristics  and  enforcement of general  obligations  may vary according to the law applicable to the particular  issuer.  Revenue obligations,  which include,  but are not limited to, private activity bonds,  resource  recovery bonds,  certificates of participation and certain  municipal  notes, are not backed by the credit and taxing authority of the issuer and are payable solely from the revenues derived from a particular  facility or class of facilities  or, in some cases,  from the proceeds of a special excise or other specific revenue source.  Nevertheless,  the obligations of the issuer may also be backed by a letter of credit, guarantee or insurance. General obligations and revenue  obligations may be issued in a variety of forms,  including  commercial  paper,  fixed,  variable and floating rate securities, tender option bonds, auction rate bonds and capital appreciation bonds.

         In addition  to general  obligations  and revenue  obligations,  there is a variety of hybrid and special  types of  municipal securities.  There are also  numerous  differences  in the credit  backing of municipal  securities  both within and between  these two principal classifications.

         For the  purpose of  applying  the  Portfolio's  investment  restrictions,  the  identification  of the issuer of a  municipal security which is not a general  obligation is made by the Sub-advisor  based on the  characteristics  of the municipal  security,  the most important of which is the source of funds for the payment of principal and interest on such securities.

         An entire issue of municipal  securities  may be purchased  by one or a small number of  institutional  investors  such as the
Portfolio.  Thus, the issue may not be said to be publicly offered.  Unlike some securities that are not publicly offered,  a secondary market exists for many municipal securities that were not publicly offered initially and such securities can be readily marketable.

         The  obligations  of an issuer to pay the principal of and interest on a municipal  security are subject to the  provisions of bankruptcy,  insolvency and other laws affecting the rights and remedies of creditors,  such as the Federal  Bankruptcy  Act, and laws, if any,  that may be enacted by Congress or state  legislatures  extending  the time for payment of  principal  or interest or imposing other  constraints  upon the enforcement of such  obligations.  There is also the possibility  that, as a result of litigation or other conditions,  the power or ability of the issuer to pay when due  principal  of or interest on a municipal  security  may be  materially affected.

         Municipal  Leases,  Certificates of Participation  and Other  Participation  Interests.  A municipal lease is an obligation in the form of a lease or  installment  purchase  contract  which is  issued  by a state or local  government  to  acquire  equipment  and facilities.  Income from such  obligations is generally  exempt from state and local taxes in the state of issuance (as well as regular
Federal income tax).  Municipal  leases  frequently  involve special risks not normally  associated with general  obligation or revenue bonds.  Leases and installment  purchase or conditional  sale contracts  (which normally  provide for title to the leased asset to pass eventually to the  governmental  issuer) have evolved as a means for  governmental  issuers to acquire  property and equipment  without meeting the  constitutional  and  statutory  requirements  for the issuance of debt.  The debt  issuance  limitations  are deemed to be inapplicable because of the inclusion in many leases or contracts of  "non-appropriation"  clauses that relieve the governmental issuer of any  obligation  to make  future  payments  under the  lease or  contract  unless  money is  appropriated  for such  purpose  by the appropriate  legislative body on a yearly or other periodic basis.  Thus, a Portfolio's  investment in municipal leases will be subject to the special risk that the governmental issuer may not appropriate funds for lease payments.

         In  addition,  such  leases or  contracts  may be subject to the  temporary  abatement  of payments in the event the issuer is prevented  from  maintaining  occupancy of the leased  premises or utilizing  the leased  equipment.  Although the  obligations  may be secured by the leased equipment or facilities,  the disposition of the property in the event of  nonappropriation  or foreclosure might prove  difficult,  time  consuming  and costly,  and result in an  unsatisfactory  or delayed  recoupment of the  Portfolio's  original investment.

         Certificates of participation  represent  undivided  interests in municipal leases,  installment  purchase  contracts or other instruments.  The  certificates  are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase contracts.

         Certain  municipal  lease  obligations  and  certificates  of  participation  may be deemed  illiquid  for the  purpose of the
Portfolio's  limitations on investments in illiquid  securities.  Other municipal lease  obligations and  certificates of participation acquired by the Portfolio may be determined by the Sub-advisor to be liquid  securities for the purpose of such Portfolio's  limitation on investments in illiquid  securities.  In determining the liquidity of municipal lease obligations and certificates of participation, the Sub-advisor will consider a variety of factors  including:  (1) the willingness of dealers to bid for the security;  (2) the number of dealers willing to purchase or sell the obligation and the number of other potential  buyers;  (3) the frequency of trades or quotes for the  obligation;  and (4) the nature of the  marketplace  trades.  In addition,  the  Sub-advisor  will consider  factors unique to particular  lease  obligations  and  certificates  of  participation  affecting the  marketability  thereof.  These include the general creditworthiness  of the  issuer,  the  importance  to the  issuer of the  property  covered by the lease and the  likelihood  that the marketability of the obligation will be maintained  throughout the time the obligation is held by the Portfolio.  The Portfolio may not invest more than 5% of its net assets in municipal leases.

         The Portfolio may purchase  participations in municipal  securities held by a commercial bank or other financial  institution.
Such  participations  provide a fund  with the right to a pro rata  undivided  interest  in the  underlying  municipal  securities.  In addition,  such  participations  generally provide a fund with the right to demand payment,  on not more than seven days notice, of all or any part of the Portfolio's participation interest in the underlying municipal security, plus accrued interest.

         Municipal  Notes.  Municipal  securities in the form of notes  generally are used to provide for short-term  capital needs, in anticipation  of an issuer's  receipt of other  revenues or  financing,  and  typically  have  maturities  of up to three  years.  Such instruments may include Tax Anticipation  Notes,  Revenue  Anticipation  Notes, Bond Anticipation  Notes, Tax and Revenue  Anticipation
Notes and Construction  Loan Notes. Tax Anticipation  Notes are issued to finance the working capital needs of governments.  Generally, they are issued in anticipation  of various tax revenues,  such as income,  sales,  property,  use and business taxes,  and are payable from these specific future taxes.  Revenue  Anticipation Notes are issued in expectation of receipt of other kinds of revenue,  such as federal revenues  available under federal revenue sharing  programs.  Bond  Anticipation  Notes are issued to provide interim financing until long-term bond financing can be arranged.  In most cases,  the long-term bonds then provide the funds needed for repayment of the notes. Tax and Revenue  Anticipation Notes combine the funding sources of both Tax Anticipation Notes and Revenue  Anticipation  Notes.
Construction Loan Notes are sold to provide  construction  financing.  These notes are secured by mortgage notes insured by the Federal
Housing Authority;  however,  the proceeds from the insurance may be less than the economic  equivalent of the payment of principal and interest on the mortgage note if there has been a default.  The  obligations of an issuer of municipal  notes are generally  secured by the anticipated  revenues from taxes, grants or bond financing.  An investment in such instruments,  however,  presents a risk that the anticipated  revenues will not be received or that such  revenues  will be  insufficient  to satisfy the issuer's  payment  obligations under the notes or that refinancing will be otherwise unavailable.

         Tax-Exempt  Commercial Paper. Issues of tax-exempt  commercial paper typically  represent  short-term,  unsecured,  negotiable promissory  notes.  These  obligations are issued by state and local governments and their agencies to finance working capital needs of municipalities  or to provide interim  construction  financing and are paid from general revenues of  municipalities  or are refinanced with long-term debt. In most cases,  tax-exempt  commercial paper is backed by letters of credit,  lending agreements,  note repurchase agreements or other credit facility agreements offered by banks or other institutions.

         Pre-Refunded  Municipal  Securities.  The principal of and interest on municipal securities that have been pre-refunded are no longer paid from the original  revenue  source for the  securities.  Instead,  after  pre-refunding  the source of such payments of the principal of and interest on these  securities  are typically paid from an escrow fund  consisting of obligations  issued or guaranteed by the U.S.  Government.  The assets in the escrow fund are derived from the  proceeds of refunding  bonds issued by the same issuer as the pre-refunded  municipal  securities.  Issuers of municipal securities use this advance refunding technique to obtain more favorable terms with respect to securities that are not yet subject to call or redemption by the issuer.  For example,  advance refunding enables an issuer to refinance debt at lower market interest rates,  restructure debt to improve cash flow or eliminate  restrictive  covenants in the indenture or other governing instrument for the pre-refunded municipal securities.  However,  except for a change in the revenue source from which  principal  and interest  payments are made,  the  pre-refunded  municipal  securities  remain  outstanding  on their original terms until they mature or are redeemed by the issuer.  Pre-refunded  municipal  securities  are usually  purchased at a price which represents a premium over their face value.

         Tender  Option Bonds.  A tender  option bond is a municipal  security  (generally  held  pursuant to a custodial  arrangement)
having a relatively  long maturity and bearing  interest at a fixed rate  substantially  higher than prevailing  short-term  tax-exempt rates.  The bond is  typically  issued in  conjunction  with the  agreement of a third party,  such as a bank,  broker-dealer  or other financial  institution,  pursuant to which such institution  grants the security holders the option, at periodic  intervals,  to tender their securities to the institution and receive the face value thereof.

         As consideration for providing the option,  the financial  institution  receives periodic fees equal to the difference between the bond's  fixed coupon rate and the rate,  as  determined  by a  remarketing  or similar  agent at or near the  commencement  of such period,  that would cause the  securities,  coupled with the tender option,  to trade at par on the date of such  determination.  Thus, after payment of this fee, the security holder  effectively holds a demand obligation that bears interest at the prevailing  short-term tax-exempt rate.

         However,  an  institution  will not be obligated to accept  tendered  bonds in the event of certain  defaults or a significant downgrade in the credit  rating  assigned to the issuer of the bond.  The liquidity of a tender option bond is a function of the credit quality of both the bond  issuer  and the  financial  institution  providing  liquidity.  Tender  option  bonds are deemed to be liquid unless, in the opinion of the Sub-advisor,  the credit quality of the bond issuer and the financial  institution is deemed, in light of the Portfolio's credit quality requirements, to be inadequate.

         Auction Rate  Securities.  Auction rate  securities  consist of auction rate  municipal  securities and auction rate preferred securities  issued by  closed-end  investment  companies  that invest  primarily in  municipal  securities.  Provided  that the auction mechanism is  successful,  auction  rate  securities  usually  permit the holder to sell the  securities  in an auction at par value at specified  intervals.  The dividend is reset by "Dutch" auction in which bids are made by broker-dealers  and other  institutions for a certain  amount of securities at a specified  minimum  yield.  The dividend rate set by the auction is the lowest  interest or dividend rate that covers all  securities  offered for sale.  While this process is designed to permit  auction rate  securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities.

         Dividends on auction rate  preferred  securities  issued by a closed-end  fund may be designated as exempt from federal income tax to the extent they are  attributable  to  tax-exempt  interest  income  earned by the fund on the  securities  in its portfolio and distributed  to holders of the preferred  securities,  provided  that the preferred  securities  are treated as equity  securities  for federal  income tax purposes and the closed-end  fund complies with certain  requirements  under the Internal  Revenue Code of 1986, as amended (the "Code").

         The  Portfolio's  investments  in auction  rate  preferred  securities  of  closed-end  funds are  subject to  limitations  on investments in other U.S.  registered  investment  companies,  which  limitations  are  prescribed by the 1940 Act.  These  limitations include  prohibitions  against acquiring more than 3% of the voting securities of any other such investment company, and investing more than 5% of the  Portfolio's  assets in  securities of any one such  investment  company or more than 10% of its assets in securities of all such  investment  companies.  A  Portfolio  will  indirectly  bear its  proportionate  share of any  management  fees  paid by such closed-end funds in addition to the advisory fee payable directly by the Portfolio.

         Mortgage-Backed and Asset-Backed Securities.  The Portfolio may invest in mortgage-backed  securities,  which represent direct or indirect  participations  in, or are collateralized by and payable from,  mortgage loans secured by real property,  and asset-backed securities,  which represent  participations  in, or are secured by and payable from, assets such as motor vehicle  installment  sales, installment loan contracts,  leases of various types of real and personal  property and receivables from revolving credit (credit card)
agreements and other categories of receivables.

         The Portfolio may invest in mortgage-backed  securities issued or guaranteed by U.S. Government agencies or  instrumentalities such as the Government  National Mortgage  Association  ("GNMA"),  the Federal National Mortgage  Association  ("FNMA") and the Federal
Home Loan  Mortgage  Corporation  ("FHLMC").  Obligations  of GNMA are  backed by the full  faith  and  credit of the U.S.  Government.
Obligations  of FNMA and FHLMC are not backed by the full  faith and credit of the U.S.  Government  but are  considered  to be of high quality since they are considered to be  instrumentalities  of the United States.  The market value and yield of these  mortgage-backed securities  can vary due to market  interest  rate  fluctuations  and early  prepayments  of  underlying  mortgages.  These  securities represent  ownership in a pool of Federally  insured mortgage loans with a maximum maturity of 30 years. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors.  Government  mortgage-backed securities differ from  conventional  bonds in that  principal  is paid back to the  certificate  holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest.

         The Portfolio may invest in mortgage-backed  securities issued by non-governmental  entities including collateralized mortgage obligations  ("CMOs") and real estate  mortgage  investment  conduits  ("REMICs").  CMOs are  securities  collateralized  by mortgages, mortgage  pass-throughs,  mortgage  pay-through  bonds  (bonds  representing  an  interest in a pool of  mortgages  where the cash flow generated from the mortgage  collateral pool is dedicated to bond repayment),  and  mortgage-backed  bonds (general  obligations of the issuers  payable  out of the  issuers'  general  funds and  additionally  secured by a first lien on a pool of single  family  detached properties).  Many CMOs are issued with a number of classes or series  which have  different  maturities  and are retired in  sequence.
Investors  purchasing  such CMOs in the  shortest  maturities  receive or are credited  with their pro rata portion of the  unscheduled prepayments  of principal up to a  predetermined  portion of the total CMO  obligation.  Until that portion of such CMO  obligation  is repaid,  investors in the longer maturities receive interest only. Accordingly,  the CMOs in the longer maturity series are less likely than other mortgage  pass-throughs to be prepaid prior to their stated maturity.  Although some of the mortgages underlying CMOs may be supported by various types of insurance,  and some CMOs may be backed by GNMA  certificates or other mortgage  pass-throughs  issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs are  private  entities  formed for the  purpose of holding a fixed pool of  mortgages  secured by an  interest  in real property.  REMICs are similar to CMOs in that they issue multiple classes of securities,  including  "regular" interests and "residual"
interests.  The Portfolios do not intend to acquire  residual  interests in REMICs under current tax law, due to certain  disadvantages for regulated  investment  companies that acquire such  interests.  Mortgage-backed  securities  are subject to  unscheduled  principal payments representing  prepayments on the underlying mortgages.  Although these securities may offer yields higher than those available from other  types of  securities,  mortgage-backed  securities  may be less  effective  than other  types of  securities  as a means of
"locking in" attractive  long-term rates because of the prepayment  feature.  For instance,  when interest rates decline,  the value of these  securities  likely will not rise as much as  comparable  debt  securities  due to the  prepayment  feature.  In addition,  these prepayments can cause the price of a mortgage-backed  security originally  purchased at a premium to decline in price to its par value, which may result in a loss.

         Due to prepayments of the underlying  mortgage  instruments,  mortgage-backed  securities do not have a known actual maturity.
In the absence of a known maturity,  market  participants  generally refer to an estimated  average life. The Adviser believes that the estimated  average  life is the most  appropriate  measure of the  maturity of a  mortgage-backed  security.  Accordingly,  in order to determine whether such security is a permissible  investment,  it will be deemed to have a remaining maturity of three years or less if the average life,  as estimated by the  Sub-advisor,  is three years or less at the time of purchase of the security by the  Portfolio.
An average life  estimate is a function of an  assumption  regarding  anticipated  prepayment  patterns.  The  assumption is based upon current  interest  rates,  current  conditions  in the relevant  housing  markets and other  factors.  The  assumption  is  necessarily objective,  and thus different  market  participants  could produce somewhat  different  average life estimates with regard to the same security.  Although the  Sub-Advisor  will monitor the average  life of the  portfolio  securities  of the  Portfolio  with a portfolio maturity policy and make needed  adjustments to comply with the Portfolio's  policy as to average dollar weighted  portfolio  maturity, there can be no assurance  that the average life of portfolio  securities as estimated by the  Sub-adviser  will be the actual  average life of such securities.

         The Portfolio may at times, invest a significant percentage of its assets in CMOs.

         Additional  information about  mortgage-backed  and asset-backed  securities and their risks is included in this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Foreign  Securities.  Subject to its  investment  objective  and  policies,  the Portfolio may invest in securities of foreign issuers and  supranational  entities.  The  investments  of the Portfolio in foreign  securities  may be  denominated  only in the U.S.
dollar.  Foreign  securities may offer investment  opportunities not available in the United States,  but such investments also involve significant risks not typically associated with investing in domestic securities.

         The  foreign  government  securities  in which the  Portfolio  may  invest  generally  consist of debt  obligations  issued or guaranteed  by national,  state or  provincial  governments  or similar  political  subdivisions.  The  Portfolio may invest in foreign government  securities in the form of American  Depositary  Receipts.  Foreign  government  securities  also include debt securities of supranational entities.  Quasi-governmental and supranational entities include international  organizations  designated or supported by governmental  entities to promote economic  reconstruction or development and international banking institutions and related government agencies.  Examples include the International  Bank for  Reconstruction  and Development (the "World Bank"),  the Japanese  Development
Bank,  the Asian  Development  Bank and the  InterAmerican  Development  Bank.  Currently,  the  Portfolio  intends  to invest  only in obligations  issued or guaranteed by the Asian  Development  Bank, the  Inter-American  Development  Bank, the  International  Bank for
Reconstruction  and Development (the "World Bank"), the African  Development Bank, the European Coal and Steel Community,  the European
Economic  Community,  the  European  Investment  Bank and the Nordic  Investment  Bank.  Foreign  government  securities  also  include mortgage-related  securities  issued  or  guaranteed  by  national,  state  or  provincial  governmental  instrumentalities,  including quasi-governmental agencies.

         Additional  information  about Foreign  Securities  and their risks is included in this  Statement and the Trust's  Prospectus under "Certain Risk Factors and Investment Methods."

         Equity and Equity-Related  Securities.  The Portfolio may invest in common stock,  preferred stock,  warrants,  purchased call options and other  rights to acquire  stock.  The market  value of an equity  security  will  increase or decrease  depending on market conditions. This affects the value of the shares of the Portfolio.

         Repurchase  Agreements.  The Portfolio may enter into repurchase  agreements.  In a repurchase  agreement,  a Portfolio buys a security  subject  to the  right and  obligation  to sell it back to the other  party at the same  price  plus  accrued  interest.  The
Portfolio's  custodian will hold the security as collateral for the repurchase  agreement.  Collateral must be maintained at a value at least equal to 102% of the  repurchase  price,  but  repurchase  agreements  involve some credit risk to a portfolio if the other party defaults on its  obligation  and the Portfolio is delayed in or prevented  from  liquidating  the  collateral.  Additional  information about  repurchase  agreements and their risks is included in this Statement and the Trust's  Prospectus under "Certain Risk Factors and
Investment Methods."

         When-Issued  Purchases and Forward  Commitments  (Delayed  Delivery).  The Portfolio may purchase securities on a when-issued, delayed delivery or forward  commitment  basis.  When these  transactions  are negotiated,  the price of the securities is fixed at the time of the  commitment,  but delivery and payment may take place up to 90 days after the date of the commitment to purchase for equity securities,  and up to 45 days after such date for fixed income securities.  When-issued  securities or forward  commitments  involve a risk of loss if the value of the security to be purchased  declines prior to the settlement date.  Additional  information  about these types of  investments  and their  risks is included in this  Statement  and the Trust's  Prospectus  under  "Certain  Risk  Factors and
Investment Methods."

         Borrowing.  The Portfolio may borrow for temporary or emergency purposes,  although borrowings by the Portfolio may not exceed
10% of the value of its total  assets.  This  borrowing  may be unsecured.  The 1940 Act requires a fund to maintain  continuous  asset coverage (that is, total assets  including  borrowings,  less liabilities  exclusive of borrowings) of 300% of the amount borrowed.  If the asset coverage should decline below 300% as a result of market  fluctuations  or for other reasons,  the Portfolio will be required to sell some of its portfolio  securities  within three days to reduce its borrowings and restore the 300% asset coverage,  even though it may be  disadvantageous  from an investment  standpoint  to sell  securities  at that time.  The  Portfolio may not make  additional investments  while they have any  borrowings  outstanding.  Borrowing  generally  will  exaggerate the effect on net asset value of any increase or decrease in the market value of the  portfolio.  Money  borrowed will be subject to interest  costs which may or may not be recovered by  appreciation of the securities  purchased.  The Portfolio also may be required to maintain  minimum  average  balances in connection  with such borrowing or to pay a commitment or other fee to maintain a line of credit;  either of these  requirements  would increase the cost of borrowing over the stated interest rate.

         Mortgage  Dollar Rolls.  The Portfolio may enter into mortgage  "dollar  rolls" in which the Portfolio  sells  securities  for delivery in the current  month and  simultaneously  contracts to  repurchase  substantially  similar  (same type,  coupon and maturity)
securities on a specified future date.  During the roll period,  the Portfolio  forgoes  principal and interest paid on the securities.
The Portfolio is  compensated  by the  difference  between the current sales price and the lower forward price for the future  purchase
(often  referred to as the "drop") or fee income and by the interest  earned on the cash proceeds of the initial sale. A "covered roll"
is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent  security  position which matures on or before the forward  settlement  date of the dollar roll  transaction.  The  Portfolio  may enter into both covered and  uncovered rolls.

         Commercial  Paper.  Commercial paper is a short-term,  unsecured  negotiable  promissory note of a U.S or non-U.S issuer.  The
Portfolio may purchase  commercial  paper.  The  Portfolio  may also invest in variable  rate master  demand notes which  typically are issued by large corporate  borrowers and which provide for variable amounts of principal  indebtedness and periodic  adjustments in the interest rate. Demand notes are direct lending  arrangements  between a fund and an issuer,  and are not normally traded in a secondary market.  The  Portfolio,  however,  may demand payment of principal and accrued  interest at any time. In addition,  while demand notes generally  are not rated,  their  issuers  must  satisfy the same  criteria  as those that apply to issuers of  commercial  paper.  The
Sub-advisor  will consider the earning power,  cash flow and other  liquidity  ratios of issuers of demand notes and  continually  will monitor their financial ability to meet payment on demand.

         Bank Obligations.  The Portfolio's  investments in money market instruments may include certificates of deposit, time deposits and bankers'  acceptances.  Certificates of Deposit ("CDs") are short-term  negotiable  obligations of commercial  banks. Time Deposits
("TDs") are  non-negotiable  deposits  maintained in banking  institutions  for  specified  periods of time at stated  interest  rates.
Bankers' acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions.
         U.S.  commercial  banks  organized  under federal law are supervised  and examined by the  Comptroller of the Currency and are required to be members of the Federal  Reserve  System and to be insured by the Federal  Deposit  Insurance  Corporation  (the "FDIC").
U.S. banks  organized  under state law are supervised and examined by state banking  authorities but are members of the Federal Reserve
System only if they elect to join.  Most state banks are insured by the FDIC (although  such  insurance may not be of material  benefit to the  Portfolio,  depending  upon the  principal  amount  of CDs of each bank  held by the  Portfolio)  and are  subject  to  federal examination and to a substantial body of federal law and regulation.  As a result of governmental  regulations,  U.S.  branches of U.S.
banks, among other things,  generally are required to maintain  specified levels of reserves,  and are subject to other supervision and regulation  designed to promote  financial  soundness.  U.S.  savings and loan  associations,  the CDs of which may be purchased by the
Portfolio,  are supervised  and subject to examination by the Office of Thrift  Supervision.  U.S.  savings and loan  associations  are insured by the Savings  Association  Insurance  Fund which is  administered  by the FDIC and backed by the full faith and credit of the
U.S. Government.

Investment Policies Which May Be Changed Without Shareholder  Approval.  The following  limitations are applicable to the AST DeAM Bond
Portfolio.  These limitations are not "fundamental" restrictions and may be changed by the Trustees without shareholder approval.

         1.       The  Portfolio  will not  change  its  policy  to invest  at least  80% of the  value of its  assets in fixed  income securities unless it provides 60 days prior written notice to its shareholders.

         2.       The Portfolio may not invest in illiquid securities in an amount exceeding, in the aggregate,  15% of the Portfolio's net assets.  An illiquid  security is a security  that cannot be disposed of promptly  (within  seven days) and in the usual  course of business  without a loss,  and  includes  repurchase  agreements  maturing in excess of seven days,  time  deposits  with a  withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

         3.       The Portfolio may not purchase securities of other  U.S.-registered  investment  companies except as permitted by the
Investment Company Act of 1940 and the rules, regulations and any applicable exemptive order issued thereunder.

AST PIMCO Total Return Bond Portfolio:

Investment  Objective:  The investment objective of the Portfolio is to seek to maximize total return,  consistent with preservation of capital.  The  Sub-advisor  will seek to employ prudent  investment  management  techniques,  especially in light of the broad range of investment instruments in which the Portfolio may invest.

Investment Policies:

         Borrowing.  The Portfolio may borrow for temporary  administrative  purposes.  This  borrowing may be unsecured.  The 1940 Act requires the Portfolio to maintain continuous asset coverage (that is, total assets including  borrowings,  less liabilities  exclusive of borrowings) of 300% of the amount  borrowed.  If the 300% asset coverage should decline as a result of market  fluctuations or other reasons,  the  Portfolio  may be required to sell some of its holdings  within three days to reduce the debt and restore the 300% asset coverage,  even though it may be  disadvantageous  from an investment  standpoint to sell securities at that time.  Borrowing will tend to exaggerate  the effect on net asset value of any increase or decrease in the market value of the  Portfolio.  Money borrowed will be subject to interest  costs which may or may not be recovered by  appreciation  of the securities  purchased.  The Portfolio also may be required to maintain  minimum  average  balances in  connection  with such  borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

         In addition to the above,  the Portfolio may enter into reverse  repurchase  agreements and "mortgage dollar rolls." A reverse repurchase  agreement  involves the sale of a  portfolio-eligible  security by the Portfolio,  coupled with its agreement to repurchase the instrument at a specified time and price.  In a "dollar roll"  transaction the Portfolio  sells a  mortgage-related  security (such as a GNMA security) to a dealer and  simultaneously  agrees to repurchase a similar  security (but not the same security) in the future at a  pre-determined  price. A "dollar roll" can be viewed,  like a reverse  repurchase  agreement,  as a  collateralized  borrowing in which  the  Portfolio  pledges  a  mortgage-related  security  to a dealer to obtain  cash.  Unlike in the case of  reverse  repurchase agreements,  the dealer with which the Portfolio  enters into a dollar roll  transaction is not obligated to return the same securities as those originally sold by the Portfolio,  but only securities which are  "substantially  identical." To be considered  "substantially identical,"  the  securities  returned  to the  Portfolio  generally  must:  (1) be  collateralized  by the same  types  of  underlying mortgages;  (2) be issued by the same agency and be part of the same program;  (3) have a similar  original stated  maturity;  (4) have identical net coupon rates;  (5) have similar  maturity:  (4) have  identical  net coupon  rates;  (5) have similar  market yields (and therefore  price);  and (6) satisfy "good  delivery"  requirements,  meaning that the  aggregate  principal  amounts of the  securities delivered  and received back must be within 2.5% of the initial  amount  delivered.  The  Portfolio's  obligations  under a dollar roll agreement  must be covered by cash or other liquid assets equal in value to the  securities  subject to  repurchase  by the  Portfolio, maintained in a segregated account.

         Both dollar roll and reverse  repurchase  agreements will be subject to the 1940 Act's limitations on borrowing,  as discussed above.  Furthermore,  because dollar roll  transactions may be for terms ranging between one and six months,  dollar roll  transactions may be deemed "illiquid" and subject to the Portfolio's overall limitations on investments in illiquid securities.

         Corporate  Debt  Securities.  The  Portfolio's  investments  in U.S.  dollar- or foreign  currency-denominated  corporate debt securities of domestic or foreign  issuers are limited to corporate  debt  securities  (corporate  bonds,  debentures,  notes and other similar  corporate debt  instruments,  including  convertible  securities)  which meet the minimum  ratings  criteria set forth for the
Portfolio,  or, if unrated, are in the Sub-advisor's  opinion comparable in quality to corporate debt securities in which the Portfolio may invest.  In the event that ratings  services assign  different  ratings to the same security,  the Sub-advisor will determine which rating it  believes  best  reflects  the  security's  quality and risk at that time,  which may be the higher of the  several  assigned ratings.  The rate of return or return of principal on some debt  obligations  may be linked or indexed to the level of exchange  rates between the U.S. dollar and a foreign currency or currencies.

         Among the corporate  bonds in which the Portfolio may invest are  convertible  securities.  A convertible  security is a bond, debenture,  note,  or other  security  that  entitles the holder to acquire  common stock or other equity  securities  of the same or a different  issuer.  A convertible  security  generally  entitles the holder to receive  interest paid or accrued until the  convertible security matures or is redeemed,  converted or exchanged.  Before conversion,  convertible  securities have characteristics  similar to nonconvertible  debt  securities.  Convertible  securities  rank  senior to common  stock in a  corporation's  capital  structure  and, therefore,  generally entail less risk than the corporation's  common stock,  although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.

         A convertible  security may be subject to redemption at the option of the issuer at a  predetermined  price.  If a convertible security held by the  Portfolio is called for  redemption,  the Portfolio  will be required to permit the issuer to redeem the security and convert it to underlying  common stock,  or will sell the  convertible  security to a third party.  The Portfolio  generally  would invest in convertible  securities for their favorable price  characteristics and total return potential and would normally not exercise an option to convert.

         Investments  in securities  rated below  investment  grade that are eligible for purchase by the Portfolio  (i.e.,  rated B or better by  Moody's  or S&P) are  described  as  "speculative"  by both  Moody's  and S&P.  Investment  in  lower-rated  corporate  debt securities  ("high yield  securities")  generally  provides  greater income and increased  opportunity  for capital  appreciation  than investments  in higher quality  securities,  but they also  typically  entail  greater price  volatility and principal and income risk.
These high yield securities are regarded as high risk and  predominantly  speculative with respect to the issuer's  continuing  ability to meet principal and interest  payments.  The market for these  securities is relatively new, and many of the  outstanding  high yield securities have not endured a major business  recession.  A long-term track record on default rates,  such as that for investment grade corporate bonds,  does not exist for this market.  Analysis of the  creditworthiness  of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities.

         High yield,  high risk  securities may be more  susceptible to real or perceived  adverse  economic and  competitive  industry conditions  than  investment  grade  securities.  The  price  of  high  yield  securities  have  been  found  to be less  sensitive  to interest-rate  adverse economic  downturns or individual  corporate  developments.  A projection of an economic downturn or of a period of rising  interest  rates,  for example,  could cause a decline in high yield security  prices because the advent of a recession could lessen the ability of a highly  leveraged  company to make  principal  and interest  payments on its debt  securities.  If an issuer of high yield securities defaults,  in addition to risking payment of all or a portion of interest and principal,  the Portfolio may incur additional  expenses to seek recovery.  In the case of high yield  securities  structured as  zero-coupon  or  pay-in-kind  securities, their market prices are affected to a greater extent by interest rate changes,  and therefore tend to be more volatile than  securities which pay interest periodically and in cash.

         The  secondary  market on which high  yield,  high risk  securities  are traded may be less  liquid than the market for higher grade  securities.  Less liquidity in the secondary  trading market could adversely  affect the price at which the Portfolio could sell a high  yield  security,  and could  adversely  affect  the daily  net  asset  value of the  shares.  Adverse  publicity  and  investor perceptions,  whether or not based on fundamental  analysis,  may decrease the values and liquidity of high yield securities especially in a  thinly-traded  market.  When  secondary  markets  for high yield  securities  are less  liquid  than the market for higher  grade securities,  it may be more  difficult to value the  securities  because such  valuation  may require  more  research,  and elements of judgment may play a greater role in the valuation  because there is less reliable,  objective data available.  The Sub-advisor seeks to minimize  the risks of  investing  in all  securities  through  diversification,  in-depth  credit  analysis  and  attention to current developments  in interest rates and market  conditions.  For an additional  discussion of certain risks  involved in  lower-rated  debt securities, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Objectives."

         Participation on Creditors  Committees.  The Portfolio may from time to time participate on committees  formed by creditors to negotiate with the management of financially  troubled  issuers of securities  held by the Portfolio.  Such  participation  may subject the  Portfolio  to  expenses  such as legal fees and may make the  Portfolio  an  "insider"  of the issuer for  purposes of the federal securities  laws,  and  therefore  may restrict the  Portfolio's  ability to trade in or acquire  additional  positions in a particular security when it might otherwise  desire to do so.  Participation  by the Portfolio on such committees also may expose the Portfolio to potential  liabilities  under the federal  bankruptcy  laws or other laws governing the rights of creditors and debtors.  The Portfolio will  participate on such committees only when the Sub-advisor  believes that such  participation  is necessary or desirable to enforce the Portfolio's rights as a creditor or to protect the value of securities held by the Portfolio.

         Mortgage-Related  Securities.  The  Portfolio  may  invest in  mortgage-backed  securities.  Mortgage-related  securities  are interests in pools of mortgage loans made to residential home buyers,  including  mortgage loans made by savings and loan institutions, mortgage  bankers,  commercial  banks and others.  Pools of mortgage loans are assembled as securities for sale to investors by various governmental,  government-related  and private organizations (see "Mortgage  Pass-Through  Securities").  The Portfolio may also invest in debt  securities  which are secured  with  collateral  consisting  of  mortgage-related  securities  (see  "Collateralized  Mortgage
Obligations"), and in other types of mortgage-related securities.

         Interests in pools of  mortgage-related  securities  differ from other forms of debt  securities,  which normally  provide for periodic payment of interest in fixed amounts with principal  payments at maturity or specified call dates.  Instead,  these securities provide a monthly payment which consists of both interest and principal  payments.  In effect,  these payments are a "pass-through"  of the monthly payments made by the individual  borrowers on their  residential or commercial  mortgage loans, net of any fees paid to the issuer or guarantor of such  securities.  Additional  payments are caused by  repayments  of principal  resulting  from the sale of the underlying property,  refinancing or foreclosure,  net of fees or costs which may be incurred.  Some mortgage-related  securities (such as securities  issued by the Government  National  Mortgage  Association)  are described as "modified  pass-through."  These securities entitle the holder to receive all interest and principal  payments  owned on the mortgage  pool,  net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

         The  principal  governmental  guarantor  of  mortgage-related  securities  is the  Government  National  Mortgage  Association
("GNMA").  GNMA is a wholly owned United States Government  corporation  within the Department of Housing and Urban  Development.  GNMA
is  authorized  to  guarantee,  with the full faith and credit of the United  States  Government,  the timely  payment of principal and interest on securities issued by institutions  approved by GNMA (such as savings and loan  institutions,  commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

         Government-related  guarantors  (i.e.,  not backed by the full faith and credit of the United States  Government)  include the
Federal  National   Mortgage   Association   ("FNMA")  and  the  Federal  Home  Loan  Mortgage   Corporation   ("FHLMC").   FNMA  is  a
government-sponsored  corporation  owned  entirely by private  stockholders.  It is subject to general  regulation  by the Secretary of
Housing and Urban  Development.  FNMA purchases  conventional  (i.e., not insured or guaranteed by any government  agency)  residential mortgages from a list of approved  seller/servicers  which include state and federally chartered savings and loan associations,  mutual savings banks,  commercial banks and credit unions and mortgage  bankers.  Pass-though  securities  issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.

         FHLMC was created by Congress  in 1970 for the purpose of  increasing  the  availability  of mortgage  credit for  residential housing.  It is a  government-sponsored  corporation  formerly  owned by the twelve  Federal Home Loan Banks and now owned  entirely by private  stockholders.  FHLMC issues  Participation  Certificates  ("PC's") which represent  interests in  conventional  mortgages from
FHLMC's  national  portfolio.  FHLMC  guarantees the timely payment of interest and ultimate  collection of principal,  but PCs are not backed by the full faith and credit of the United States Government.

         Commercial banks, savings and loan institutions,  private mortgage insurance  companies,  mortgage bankers and other secondary market  issuers also create  pass-though  pools of  conventional  residential  mortgage  loans.  Such issuers may, in addition,  be the originators  and/or  servicers of the underlying  mortgage loans as well as the guarantors of the  mortgage-related  securities.  Pools created by such  nongovernmental  issuers  generally  offer a higher rate of interest  than  government  and  government-related  pools because there are no direct or indirect  government or agency  guarantees of payments in the former pools.  However,  timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees,  including  individual loan, title, pool and hazard  insurance and letters of credit.  The insurance and guarantees are issued by governmental  entities,  private insurers and the mortgage  poolers.  Such  insurance  and  guarantees  and the  creditworthiness  of the issuers  thereof will be  considered in determining  whether a mortgage-related  security meets the Trust's  investment  quality standards.  There can be no assurance that the private insurers or guarantors can meet their obligations  under the insurance  policies or guarantee  arrangements.  The Portfolio may buy  mortgage-related  securities  without  insurance or guarantees if, through an examination of the loan  experience and practices of the  originator/servicers  and poolers,  the Sub-advisor  determines that the securities meet the Trust's quality  standards.  Although the market for such securities is becoming  increasingly liquid,  securities issued by certain private organizations may not be readily marketable.  The Portfolio will not purchase  mortgage-related  securities or any other assets which in the  Sub-advisor's  opinion are illiquid if, as a result, more than 15% of the value of the Portfolio's total assets will be illiquid.

         Mortgage-backed  securities that are issued or guaranteed by the U.S. Government,  its agencies or instrumentalities,  are not subject to the Portfolio's  industry  concentration  restrictions,  set forth in this Statement  under  "Investment  Restrictions,"  by virtue of the exclusion from that test available to all U.S. Government  securities.  In the case of privately issued  mortgage-related securities,  the Portfolio takes the position that mortgage-related  securities do not represent interests in any particular "industry"
or group of industries.  The assets  underlying such securities may be represented by a portfolio of first lien  residential  mortgages
(including both whole mortgage loans and mortgage  participation  interests) or portfolios of mortgage  pass-through  securities issued or guaranteed by GNMA, FNMA or FHLMC.  Mortgage loans  underlying a  mortgage-related  security may in turn be insured or guaranteed by the Federal Housing  Administration or the Department of Veterans  Affairs.  In the case of private issue  mortgage-related  securities whose  underlying  assets are  neither  U.S.  Government  securities  nor U.S.  Government-insured  mortgages,  to the extent that real properties  securing  such assets may be located in the same  geographical  region,  the  security  may be subject to a greater risk of default that other comparable  securities in the event of adverse  economic,  political or business  developments  that may affect such region and ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

                  Collateralized  Mortgage  Obligations  (CMOs).  A CMO is a hybrid  between  a  mortgage-backed  bond  and a  mortgage pass-through  security.  Similar  to a bond,  interest  and  prepaid  principal  is  paid,  in most  cases,  semiannually.  CMOs may be collateralized  by whole  mortgage  loans,  but are more typically  collateralized  by portfolios of mortgage  pass-through  securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

         CMOs are structured into multiple  classes,  each bearing a different stated  maturity.  Actual maturity and average life will depend upon the  prepayment  experience  of the  collateral.  CMOs provide for a modified  form of call  protection  through a de facto breakdown of the underlying  pool of mortgages  according to how quickly the loans are repaid.  Monthly  payment of principal  received from the pool of underlying  mortgages,  including  prepayments,  is first returned to investors  holding the shortest  maturity class.
Investors  holding  the longer  maturity  classes  receive  principal  only after the first  class has been  retired.  An  investor  is partially guarded against a sooner than desired return or principal because of the sequential payments.

         In a  typical  CMO  transaction,  a  corporation  ("issuer")  issues  multiple  series  (e.g.,  A, B,  C, Z) of the CMO  bonds
("Bonds").  Proceeds of the Bond offering are used to purchase  mortgages or mortgage  pass-through  certificates  ("Collateral").  The
Collateral is pledged to a third party  trustee as security for the Bonds.  Principal and interest  payments  from the  Collateral  are used to pay  principal  on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current  interest.  Interest on the
Series Z Bond is accrued and added to principal  and a like amount is paid as principal on the Series A, B, or C Bond  currently  being paid  off.  When the  Series  A, B, and C Bonds  are paid in full,  interest  and  principal  on the  Series Z Bond  begins  to be paid currently.  With some  CMOs,  the issuer  serves as a conduit  to allow  loan  originators  (primarily  builders  or  savings  and loan associations) to borrow against their loan portfolios.

                  FHLMC  Collateralized  Mortgage  Obligations.  FHLMC CMOs are debt  obligations  of FHLMC issued in multiple  classes having  different  maturity dates which are secured by the pledge of a pool of conventional  mortgage loans purchased by FHLMC.  Unlike
FHLMC PCs,  payments of  principal  and  interest on the CMOs are made  semiannually,  as opposed to monthly.  The amount of  principal payable on each semiannual  payment date is determined in accordance with FHLMC's mandatory  sinking fund schedule,  which, in turn, is equal to  approximately  100% of FHA prepayment  experience  applied to the mortgage  collateral pool. All sinking fund payments in the
CMOs are  allocated  to the  retirement  of the  individual  classes  of bonds in the  order of their  stated  maturities.  Payment  of principal on the mortgage  loans in the  collateral  pool in excess of the amount of FHLMC's  minimum  sinking fund  obligation for any payment date are paid to the holders of the CMOs as  additional  sinking fund  payments.  Because of the  "pass-through"  nature of all principal  payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement,  the rate at which principal of the CMOs is  actually  repaid is likely to be such that each class of bonds will be  retired  in advance of its  scheduled  maturity date.

         If  collection  of principal  (including  prepayments)  on the  mortgage  loans during any  semiannual  payment  period is not sufficient  to meet FHLMC's  minimum  sinking fund  obligation  on the next  sinking  fund  payment  date,  FHLMC agrees to make up the deficiency from its general funds.

         Criteria for the mortgage  loans in the pool backing the FHLMC CMOs are  identical to those of FHLMC PCs.  FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

         For an additional  discussion of  mortgage-backed  securities and certain risks involved  therein,  see this Statement and the
Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Other  Mortgage-Related  Securities.  Other  mortgage-related  securities  include securities other than those described above that  directly or  indirectly  represent a  participation  in, or are secured by and payable  from,  mortgage  loans on real  property, including CMO residuals or stripped  mortgage-backed  securities.  Other  mortgage-related  securities may be equity or debt securities issued by agencies or  instrumentalities  of the U.S.  Government  or by private  originators  of, or  investors  in,  mortgage  loans, including savings and loan associations,  homebuilders,  mortgage banks, commercial banks, investment banks,  partnerships,  trusts and special purpose entities of the foregoing.

                  CMO Residuals.  CMO residuals are derivative mortgage securities issued by agencies or  instrumentalities of the U.S.
Government or by private  originators of, or investors in,  mortgage  loans,  including  savings and loan  associations,  homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

         The cash flow  generated by the mortgage  assets  underlying a series of CMOs is applied  first to make  required  payments of principal  and  interest  on the CMOs and second to pay the  related  administrative  expenses  of the  issuer.  The  residual in a CMO structure  generally  represents the interest in any excess cash flow remaining  after making the foregoing  payments.  Each payment of such excess cash flow to a holder of the related CMO  residual  represents  income  and/or a return of capital.  The amount of residual cash flow resulting  from a CMO will depend on, among other things,  the  characteristics  of the mortgage  assets,  the coupon rate of each class of CMO,  prevailing  interest rates,  the amount of  administrative  expenses and the prepayment  experience on the mortgage assets.  In  particular,  the yield to maturity on CMO  residuals  is  extremely  sensitive to  prepayments  on the related  underlying mortgage  assets,  in  the  same  manner  as  an  interest-only  ("IO")  class  of  stripped  mortgage-backed  securities.  See  "Other
Mortgage-Related  Securities -- Stripped  Mortgage-Backed  Securities."  In addition,  if a series of a CMO includes a class that bears interest at an adjustable  rate,  the yield to maturity on the related CMO residual will also be extremely  sensitive to changes in the level of the index upon which  interest  rate  adjustments  are based.  As  described  below with  respect to stripped  mortgage-backed securities, in certain circumstances the Portfolio may fail to recoup fully its initial investment in a CMO residual.

         CMO residuals are generally  purchased and sold by institutional  investors through several investment banking firms acting as brokers or dealers.  The CMO residual  market has only very recently  developed and CMO residuals  currently may not have the liquidity of other more  established  securities  trading in other  markets.  Transactions  in CMO residuals are generally  completed  only after careful  review of the  characteristics  of the  securities in question.  In addition,  CMO residuals may or,  pursuant to an exemption therefrom,  may not have been registered under the Securities Act of 1933, as amended.  CMO residuals,  whether or not registered under such Act, may be subject to certain  restrictions  on  transferability,  and may be deemed  "illiquid"  and subject to the  Portfolio's limitations on investment in illiquid securities.

                  Stripped  Mortgage-Backed  Securities.  Stripped  mortgage-backed  securities  ("SMBS")  are  derivative  multi-class mortgage  securities.  SMBS may be issued by agencies or  instrumentalities  of the U.S.  Government,  or by private originators of, or investors in, mortgage loans, including savings and loan associations,  mortgage banks,  commercial banks, investment banks and special purpose entities of the foregoing.

         SMBS are usually  structured with two classes that receive different  proportions of the interest and principal  distributions on a pool of mortgage  assets.  A common type of SMBS will have one class  receiving  some of the  interest  and most of the  principal from the mortgage  assets,  which the other class will receive most of the  interest and the  remainder of the  principal.  In the most extreme case,  one class will receive all of the interest (the IO class),  while the other class will receive all of the principal (the principal-only  or "PO"  class).  The  yield to  maturity  on an IO class is  extremely  sensitive  to the rate of  principal  payments
(including  prepayments) on the related underlying  mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the  Portfolio's  yield to maturity  from these  securities.  If the  underlying  mortgage  assets  experience  greater  than anticipated  prepayments of principal,  the Portfolio may fail to fully recoup its initial  investment in these  securities even if the security is in one of the highest rating categories.

         Although SMBS are purchased and sold by institutional  investors  through several  investment  banking firms acting as brokers or dealers,  these  securities  were only recently  developed.  As a result,  established  trading  markets have not yet developed and, accordingly,  these  securities  may be deemed  "illiquid"  and  subject to the  Portfolio's  limitations  on  investment  in  illiquid securities.

         Other Asset-Backed  Securities.  Similarly,  the Sub-advisor expects that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future.  Several types of  asset-backed  securities  may be offered to investors,  including
Certificates for Automobile  Receivables.  For a discussion of automobile  receivables,  see this Statement under "Certain Risk Factors and Investment  Methods."  Consistent  with the Portfolio's  investment  objectives and policies,  the  Sub-advisor  also may invest in other types of asset-backed securities.

         Foreign  Securities.  The  Portfolio  may invest in corporate  debt  securities  of foreign  issuers  (including  preferred or preference  stock),  certain  foreign  bank  obligations  (see "Bank  Obligations")  and U.S.  dollar- or foreign  currency-denominated obligations of foreign  governments or their subdivisions,  agencies and  instrumentalities,  international  agencies and supranational entities.  The Portfolio  may invest up to 20% of its assets in securities  denominated  in foreign  currencies,  and may invest beyond this limit in U.S.  dollar-denominated  securities of foreign  issuers.  The Portfolio may invest up to 10% of its assets in securities of  issuers  based in  emerging  market  countries.  Investing  in the  securities  of  foreign  issuers  involves  special  risks  and considerations  not typically  associated  with  investing in U.S.  companies.  For a discussion  of certain risks  involved in foreign investments,  in general,  and the special risks of investing in developing  countries,  see this Statement and the Trust's  Prospectus under "Certain Risk Factors and Investment Methods."

         The Portfolio also may purchase and sell foreign currency  options and foreign currency futures  contracts and related options
(see ""Derivative  Instruments"),  and enter into forward foreign currency exchange  contracts in order to protect against  uncertainty in the level of future foreign exchange rates in the purchase and sale of securities.

         A forward foreign  currency  contract  involves an obligation to purchase or sell a specific  currency at a future date, which may be any  fixed  number  of days  from  the  date of the  contract  agreed  upon by the  parties,  at a price  set at the tine of the contract.  These  contracts may be bought or sold to protect the Portfolio  against a possible loss resulting from an adverse change in the  relationship  between  foreign  currencies and the U.S.  dollar or to increase  exposure to a particular  foreign  currency.  Open positions in forward  contracts  are covered by the  segregation  with the Trust's  custodian  of cash or other  liquid  assets and are marked to market  daily.  Although  such  contracts  are  intended  to  minimize  the risk of loss due to a decline on the value of the hedged  currencies,  at the same time,  they tend to limit any potential  gain which might result  should the value of such  currencies increase.

         Brady Bonds.  The Portfolio may invest in Brady Bonds.  Brady Bonds are  securities  created  through the exchange of existing commercial  bank loans to sovereign  entities for new  obligations in connection with debt  restructurings  under a debt  restructuring plan introduced by former U.S. Secretary of the Treasury,  Nicholas F. Brady (the "Brady Plan").  Brady Plan debt  restructurings  have been implemented in a number of countries,  including in Argentina,  Bolivia,  Bulgaria,  Costa Rica, the Dominican Republic,  Ecuador,
Jordan,  Mexico,  Niger,  Nigeria,  the Philippines,  Poland,  Uruguay, and Venezuela.  In addition,  Brazil has concluded a Brady-like plan.  It is expected that other countries will undertake a Brady Plan in the future.

         Brady  Bonds do not have a long  payment  history.  Brady  Bonds may be  collateralized  or  uncollateralized,  are  issued in various currencies  (primarily the U.S. dollar) and are actively traded in the  over-the-counter  secondary market. Brady bonds are not considered to be U.S. Government  securities.  U.S.  dollar-denominated,  collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally  collateralized  in full as to principal by U.S.  Treasury  zero-coupon bonds having the same  maturity  as the Brady  Bonds.  Interest  payments  on these Brady Bonds  generally  are  collateralized  on a one-year or longer rolling-forward  basis by cash or  securities  in an amount  that,  in the case of fixed rate  bonds,  is equal to at least one year of interest  payments or, in the case of floating rate bonds,  initially is equal to at least one year's  interest  payments  based on the applicable  interest  rate at that time and is adjusted at regular  intervals  thereafter.  Certain  Brady Bonds are entitled to "value recovery  payments"  in certain  circumstances,  which in effect  constitute  supplemental  interest  payments  but  generally  are not collateralized.  Brady Bonds are often  viewed as having  three or four  valuation  components:  (i) the  collateralized  repayment  of principal at final maturity;  (ii) the collateralized  interest payments;  (iii) the uncollateralized  interest payments;  and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

         Most Mexican Brady Bonds issued to date have  principal  repayments at final maturity fully  collateralized  by U.S.  Treasury zero-coupon  bonds (or comparable  collateral  denominated in other  currencies)  and interest  coupon  payments  collateralized  on an
18-month  rolling-forward  basis by funds held in escrow by an agent for the  bondholders.  A  significant  portion  of the  Venezuelan
Brady Bonds and the Argentine Brady Bonds issued to date have principal  repayments at final maturity  collateralized  by U.S. Treasury zero-coupon  bonds (or comparable  collateral  denominated in other  currencies)  and/or interest coupon payments  collateralized  on a
14-month (for Venezuela) or 12-month (for Argentina)  rolling-forward  basis by securities held by the Federal Reserve Bank of New York as collateral agent.

         Brady Bonds involve various risk factors  including  residual risk and the history of defaults with respect to commercial bank loans by public and private  entities  of  countries  issuing  Brady  Bonds.  There can be no  assurance  that Brady Bonds in which the
Portfolio may invest will not be subject to  restructuring  arrangements  or to requests for new credit,  which may cause the Portfolio to suffer a loss of interest or principal on any of its holdings.

         Bank  Obligations.  Bank obligations in which the Portfolios  invest include  certificates of deposit,  bankers'  acceptances, and fixed time deposits.  Certificates of deposit are negotiable  certificates  issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers'  acceptances are negotiable  drafts or bills of exchange,  normally drawn by an importer or exporter to pay for specific  merchandise,  which are "accepted" by a bank,  meaning,  in effect, that the bank unconditionally  agrees to pay the face value of the  instrument  on maturity.  Fixed time deposits are bank  obligations  payable at a stated  maturity date and bearing  interest at a fixed rate.  Fixed time  deposits may be withdrawn on demand by the investor,  but may be subject to early  withdrawal  penalties  which vary depending upon market  conditions and the remaining  maturity of the obligation.
There are no  contractual  restrictions  on the right to  transfer a  beneficial  interest  in a fixed time  deposit to a third  party, although  there is no market for such  deposits.  The  Portfolio  will not invest in fixed time  deposits  which (1) are not subject to prepayment or (2) provide for withdrawal  penalties upon  prepayment  (other than overnight  deposits) if, in the aggregate,  more than
15% of its assets  would be invested  in such  deposits,  repurchase  agreements  maturing  in more than seven days and other  illiquid assets.

         The Portfolio  will limit its  investments in United States bank  obligations to obligations of United States bank  (including foreign  branches)  which have more than $1 billion in total  assets at the time of  investment  and are member of the Federal  Reserve
System,  are examined by the  Comptroller of the Currency or whose deposits are insured by the Federal Deposit  Insurance  Corporation.
The Portfolio also may invest in certificates of deposit of savings and loan  associations  (federally or state chartered and federally insured) having total assets in excess $1 billion.

         The  Portfolio   will  limit  its   investments   in  foreign  bank   obligations   to  United   States   dollar-  or  foreign
currency-denominated  obligations of foreign banks (including  United States branches of foreign banks) which at the time of investment
(i) have more than $10 billion,  or the  equivalent  in other  currencies,  in total  assets;  (ii) in terms of assets are among the 75 largest foreign banks in the world;  (iii) have branches or agencies  (limited purpose offices which do not offer all banking services)
in the United States;  and (iv) in the opinion of the  Sub-advisor,  are of an investment  quality  comparable to obligations of United
States banks in which the Portfolio may invest.  Subject to the  Portfolio's  limitation  on  concentration  of no more than 25% of its assets in the securities of issuers in particular  industry,  there is no limitation on the amount of the Portfolio's  assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

         Obligations of foreign banks involve somewhat  different  investment  risks than those affecting  obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic  developments,  that their obligations may be less marketable than comparable  obligations of United States banks, that a foreign  jurisdiction might impose withholding taxes on interest income payable on those  obligations,  that foreign deposits may be seized or nationalized,  that foreign governmental  restrictions  such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those  obligations and that the selection of those  obligations may be more difficult  because there may be less publicly  available information  concerning  foreign  banks or the  accounting,  auditing and financial  reporting  standards,  practices and  requirements applicable to foreign  banks may differ from those  applicable  to United  States  banks.  Foreign  banks are not generally  subject to examination by any United States Government agency or instrumentality.

         Short Sales.  The  Portfolio  may make short sales of securities  as part of their  overall  portfolio  management  strategies involving the use of derivative  instruments and to offset  potential  declines in long positions in similar  securities.  A short sale is a transaction in which the Portfolio  sells a security it does not own in  anticipation  that the market price of that security will decline.

         When the  Portfolio  makes a short sale, it must borrow the security  sold short and deliver it to the  broker-dealer  through which it made the short sale as collateral  for its  obligation to deliver the security upon  conclusion of the sale. The Portfolio may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest on such borrowed securities.

         If the price of the security sold short increases  between the time of the short sale and the time and the Portfolio  replaces the borrowed  security,  the Portfolio  will incur a loss;  conversely,  if the price  declines,  the Portfolio  will realize a capital gain. Any gain will be decreased,  and any loss  increased,  by the  transaction  costs  described  above.  The successful use of short selling  may be  adversely  affected  by  imperfect  correlation  between  movements  in the price of the  security  sold short and the securities being hedged.

         To the extent that the Portfolio  engages in short sales, it will provide  collateral to the  broker-dealer and (except in the case of short  sales  "against  the box") will  maintain  additional  asset  coverage in the form of cash or other  liquid  assets in a segregated  account.  The  Portfolio  does not intend to enter into short sales  (other than those  "against  the box") if  immediately after such sale the  aggregate of the value of all  collateral  plus the amount in such  segregated  account  exceeds  one-third of the value of the  Portfolio's  net assets.  This  percentage  may be varied by action of the  Trust's  Board of  Trustees.  A short sale is
"against the box" to the extent that the  Portfolio  contemporaneously  owns,  or has the right to obtain at no added cost,  securities identical to those sold short.

         Derivative  Instruments.  In pursuing its individual  objective,  the Portfolio may, as described in the Prospectus,  purchase and sell (write) both put options and call options on securities,  securities indexes, and foreign currencies,  and enter into interest rate,  foreign  currency and index futures  contracts and purchase and sell options on such futures  contracts  ("future  options") for hedging  purposes.  The Portfolio also may enter into swap  agreements with respect to foreign  currencies,  interest rates and indexes of securities.  If other types of financial instruments,  including other types of options,  futures contracts,  or futures options are traded in the future, the Portfolio may also use those instruments,  provided that the Trust's Board of Trustees  determines that their use is consistent with the Portfolio's  investment  objective,  and provided that their use is consistent with restrictions  applicable to options and futures contracts  currently  eligible for use by the Trust (i.e., that written call or put options will be "covered" or
"secured" and that futures and futures options will be used only for hedging purposes).

         Options  on  Securities  and  Indexes.  The  Portfolio  may  purchase  and sell  both put and  call  options  on debt or other securities  or indexes in  standardized  contracts  traded on foreign or national  securities  exchanges,  boards of trade,  or similar entities, or quoted on NASDAQ or on a regulated foreign  over-the-counter  market, and agreements sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

         The  Portfolio  will  write  call  options  and put  options  only if they are  "covered."  In the case of a call  option on a security,  the option is "covered" if the Portfolio  owns the security  underlying  the call or has an absolute and immediate  right to acquire that  security  without  additional  cash  consideration  (or, if  additional  cash  consideration  is  required,  cash or cash equivalents or other liquid assets in such amount are placed in a segregated  account by its custodian)  upon conversion or exchange of other  securities  held by the  Portfolio.  For a call option on an index,  the option is covered if the Portfolio  maintains  with its custodian cash or cash  equivalents  equal to the contract  value.  A call option is also covered if the Portfolio  holds a call on the same  security or index as the call written where the exercise  price of the call held is (i) equal to or less than the exercise  price of the call  written,  or (ii) greater than the exercise  price of the call  written,  provided the  difference  is  maintained  by the
Portfolio  in cash or cash  equivalents  in a  segregated  account  with its  custodian.  A put  option  on a  security  or an index is
"covered"  if the  Portfolio  maintains  cash or cash  equivalents  equal  to the  exercise  price  in a  segregated  account  with its custodian.  A put option is also  covered if the  Portfolio  holds a put on the same  security  or index as the put  written  where the exercise  price of the put held is (i) equal to or greater than the exercise  price of the put written,  or (ii) less than the exercise price of the put written,  provided the difference is maintained by the Portfolio in cash or cash  equivalents in a segregated  account with its custodian.

         If an option  written by the Portfolio  expires,  the Portfolio  realizes a capital gain equal to the premium  received at the time the option was written.  If an option  purchased by the  Portfolio  expires  unexercised,  the  Portfolio  realizes a capital loss equal to the premium paid.

         Prior to the earlier of exercise or  expiration,  an option may be closed out by an  offsetting  purchase or sale of an option of the same series  (type,  exchange,  underlying  security or index,  exercise  price,  and  expiration).  There can be no  assurance, however, that a closing purchase or sale transaction can be effected when the Portfolio desires.

         The Portfolio will realize a capital gain from a closing  purchase  transaction if the cost of the closing option is less than the premium  received from writing the option,  or if it is more,  the Portfolio  will realize a capital loss. If the premium  received from a closing sale  transaction  is more than the premium paid to purchase the option,  the Portfolio  will realize a capital gain or, if it is less, the Portfolio will realize a capital loss.  The principal  factors  affecting the market value of a put or a call option include supply and demand,  interest  rates,  the current market price of the underlying  security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

         The premium paid for a put or call option  purchased by the Portfolio is an asset of the Portfolio.  The premium  received for a option  written by the Portfolio is recorded as a deferred  credit.  The value of an option  purchased or written is marked to market daily and is valued at the closing  price on the  exchange  on which it is traded or, if not traded on an exchange or no closing  price is available,  at the mean between the last bid and asked  prices.  For a discussion  of certain  risks  involved in options,  see this
Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Foreign  Currency  Options.  The Portfolio may buy or sell put and call options on foreign  currencies  either on exchanges or in the  over-the-counter  market.  A put option on a foreign  currency  gives the  purchaser  of the option the right to sell a foreign currency  at the  exercise  price until the option  expires.  Currency  options  traded on U.S.  or other  exchanges  may be subject to position  limits which may limit the ability of the Portfolio to reduce  foreign  currency  risk using such  options.  Over-the-counter options  differ from traded  options in that they are  two-party  contracts  with price and other terms  negotiated  between  buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

         Futures  Contracts and Options on Futures  Contracts.  The Portfolio may use interest rate,  foreign currency or index futures contracts,  as specified in the Trust's  Prospectus.  An interest rate,  foreign  currency or index futures  contract  provides for the future sale by one party and  purchase by another  party of a specified  quantity of a financial  instrument,  foreign  currency or the cash value of an index at a specified  price and time.  A futures  contract on an index is an  agreement  pursuant to which two parties agree to take or make  delivery  of an amount of cash equal to the  difference  between the value of the index at the close of the last trading day of the contract  and the price at which the index  contract was  originally  written.  Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made.

         The Portfolio may purchase and write call and put futures  options.  Futures options possess many of the same  characteristics as options on securities and indexes  (discussed  above).  A futures option gives the holder the right, in return for the premium paid, to assume a long position  (call) or short  position (put) in a futures  contract at a specified  exercise price at any time during the period of the option.  Upon exercise of a call option,  the holder  acquires a long position in the futures  contract and the writer is assigned the opposite short position.  In the case of a put option, the opposite is true.

         To comply with applicable  rules of the CFTC under which the Trust and the Portfolio avoid being deemed a "commodity  pool" or a "commodity pool operator," the Portfolio  intends  generally to limit its use of futures  contracts and futures options to "bona fide hedging"  transactions,  as such term is defined in applicable  regulations,  interpretations and practice.  For example, the Portfolio might use futures  contracts to hedge against  anticipated  changes in interest rates that might  adversely  affect either the value of the  Portfolio's  securities  or the price of the  securities  which  the  Portfolio  intends  to  purchase.  The  Portfolio's  hedging activities  may include  sales of futures  contracts  as an offset  against the effect or expected  increases  in interest  rates,  and purchases of futures  contracts as an offset  against the effect of expected  declines in interest  rates.  Although  other  techniques could be used to reduce that Portfolio's  exposure to interest rate fluctuations,  the Portfolio may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

         The Portfolio  will only enter into futures  contracts  and futures  options  which are  standardized  and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

         When a purchase or sale of a futures  contract  is made by the  Portfolio,  the  Portfolio  is  required  to deposit  with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government  securities  ("initial  margin").  The margin required  for a futures  contract  is set by the  exchange on which the  contract is traded and may be modified  during the term of the contract.  The initial  margin is in the nature of a performance  bond or good faith deposit on the futures  contract which is returned to the Portfolio upon  termination of the contract,  assuming all contractual  obligations have been satisfied.  The Portfolio  expects to earn  interest  income on its initial  margin  deposits.  A futures  contract  held by the Portfolio is valued daily at the official settlement  price of the exchange on which it is traded.  Each day the Portfolio  pays or receives  cash,  called  "variation  margin,"
equal to the daily change in value of the futures  contract.  This process is known as "marking to market."  Variation  margin does not represent a borrowing or loan by the  Portfolio  but is instead a  settlement  between the  Portfolio  and the broker of the amount one would owe the other if the futures contract  expired.  In computing daily net asset value,  each Portfolio will mark to market its open futures positions.

         The  Portfolio  is also  required to deposit and maintain  margin with  respect to put and call  options on futures  contracts written by it. Such margin  deposits will vary  depending on the nature of the  underlying  futures  contract (and the related  initial margin requirements), the current market value of the option, and other futures positions held by the Portfolio.

         Although some futures contracts call for making or taking delivery of the underlying  securities,  generally these obligations are closed out prior to delivery by offsetting  purchases or sales of matching futures  contracts (same exchange,  underlying  security or index,  and delivery  month).  If an  offsetting  purchase  price is less than the original  sale price,  the  Portfolio  realizes a capital  gain, or if it is more,  the  Portfolio  realizes a capital  loss.  Conversely,  if an offsetting  sale price is more than the original  purchase  price,  the  Portfolio  realizes a capital  gain, or if it is less,  the  Portfolio  realizes a capital  loss.  The transaction costs must also be included in these calculations.

         Limitations  on Use of Futures and Futures  Options.  In general,  the  Portfolio  intends to enter into  positions in futures contracts and related  options only for "bona fide  hedging"  purposes.  With respect to positions in futures and related  options that do not constitute  bona fide hedging  positions,  the Portfolio will not enter into a futures  contract or futures option  contract if, immediately  thereafter,  the aggregate  initial margin  deposits  relating to such positions plus premiums paid by it for open futures option  positions,  less the amount by which any such options are  "in-the-money,"  would exceed 5% of the Portfolio's  total assets. A call option is  "in-the-money"  if the value of the futures  contract that is the subject of the option  exceeds the exercise  price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

         When  purchasing a futures  contract,  the Portfolio  will maintain with its custodian (and  mark-to-market  on a daily basis)
cash or other liquid assets that, when added to the amounts deposited with a futures  commission  merchant as margin,  are equal to the market value of the futures  contract.  Alternatively,  the  Portfolio  may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Portfolio.

         When selling a futures contract,  the Portfolio will maintain with its custodian (and  mark-to-market on a daily basis) liquid assets that,  when added to the amount  deposited with a futures  commission  merchant as margin,  are equal to the market value of the instruments  underlying the contract.  Alternatively,  the Portfolio may "cover" its position by owning the instruments  underlying the contract (or, in the case of an index futures  contract,  a portfolio with a volatility  substantially  similar to that of the index on which the futures contract is based),  or by holding a call option  permitting the Portfolio to purchase the same futures contract at a price no higher than the price of the contract  written by the  Portfolio  (or at a higher price if the  difference  is  maintained  in liquid assets with the Trust's custodian).

         When selling a call option on a futures  contract,  the Portfolio  will maintain with its custodian (and  mark-to-market  on a daily basis) cash or other liquid  assets  that,  when added to the amounts  deposited  with a futures  commission  merchant as margin, equal the total market value of the futures contract  underlying the call option.  Alternatively,  the Portfolio may cover its position by entering  into a long  position in the same  futures  contract at a price no higher  than the strike  price of the call  option,  by owning the instruments  underlying the futures contract,  or by holding a separate call option permitting the Portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Portfolio.

         When selling a put option on a futures  contract,  the Portfolio  will maintain  with its custodian  (and mark-to  market on a daily  basis)  cash or other  liquid  assets  that equal the  purchase  price of the  futures  contract,  less any  margin on  deposit.
Alternatively,  the  Portfolio  may cover the position  either by entering into a short  position in the same futures  contract,  or by owning a separate put option  permitting  it to sell the same futures  contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Portfolio.

         Swap  Agreements.  The Portfolio may enter into interest rate,  index,  credit and currency  exchange rate swap agreements for purposes of  attempting  to obtain a particular  desired  return at a lower cost to the  Portfolio  than if the  Portfolio had invested directly in an  instrument  that yielded that desired  return.  The  Portfolio  may also enter into options on swap  agreements.  For a discussion of swap agreements,  see the Trust's  Prospectus  under  "Investment  Objectives and Policies." The Portfolio's  obligations under a swap  agreement  will be accrued  daily  (offset  against any amounts  owing to the  Portfolio)  and any accrued but unpaid net amounts owed to a swap  counterparty  will be covered by the  maintenance  of a segregated  account  consisting of cash or other liquid assets to avoid any potential  leveraging of the  Portfolio's  portfolio.  The Portfolio  will not enter into a swap agreement with any single party if the net amount owned or to be received  under  existing  contracts  with that party would exceed 5% of the  Portfolio's assets.

         Whether the  Portfolio's  use of swap  agreements  will be successful in furthering its  investment  objective of total return will depend on the  Sub-advisor's  ability  correctly to predict  whether  certain types of investments  are likely to produce  greater returns than other  investments.  Because they are two party  contracts and because they may have terms of longer than seven days, swap agreements  may be considered to be illiquid.  Moreover,  the  Portfolio  bears the risk of loss of the amount  expected to be received under a swap  agreement in the event of the default or bankruptcy of a swap  agreement  counterparty.  The  Sub-advisor  will cause the
Portfolio to enter into swap agreements  only with  counterparties  that would be eligible for  consideration  as repurchase  agreement counterparties  under the Portfolio's  repurchase agreement  guidelines.  Certain restrictions imposed on the Portfolio by the Internal
Revenue Code may limit the  Portfolio's  ability to use swap  agreements.  The swaps  market is a relatively  new market and is largely unregulated.  It is possible that developments in the swaps market,  including potential government regulation,  could adversely affect the Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

         Certain swap  agreements  are exempt from most  provisions  of the  Commodity  Exchange Act ("CEA")  and,  therefore,  are not regulated as futures or commodity  option  transactions  under the CEA,  pursuant to  regulations  approved by the CFTC. To qualify for this  exemption,  a swap  agreement must be entered into by "eligible  participants."  To be eligible,  natural  persons and most other entities  must have total assets  exceeding  $10 million;  commodity  pools and employee  benefit  plans must have assets  exceeding $5 million.  In addition,  an eligible  swap  transaction  must meet three  conditions.  First,  the swap  agreement  may not be part of a fungible class of agreements that are standardized as to their material economic terms.  Second, the  creditworthiness  of parties with actual or potential  obligations  under the swap agreement must be a material  consideration  in entering into or determining the terms of the swap  agreement,  including  pricing,  cost or credit  enhancement  terms.  Third,  swap  agreements may not be entered into and traded on or through a multilateral transaction execution facility.

         This exemption is not exclusive,  and partnerships may continue to rely on existing  exclusions for swaps,  such as the Policy
Statement  issued in July 1989 which  recognized a safe harbor for swap  transactions  from  regulation as futures or commodity  option transactions  under the CEA or its  regulations.  The  Policy  Statement  applies  to swap  transactions  settled in cash that (1) have individual tailored terms, (2) lack exchange-style  offset and the use of a clearing  organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

         Structured  Notes.  Structured  notes are derivative  debt  securities,  the interest rate or principal of which is related to another economic  indicator or financial market index.  Indexed  securities  include  structured notes as well as securities other than debt  securities,  the interest  rate or principal  of which is  determined  by such an unrelated  indicator.  Indexed  securities  may include a multiplier  that  multiplies the indexed element by a specified  factor and,  therefore,  the value of such securities may be very volatile.  To the extent the Portfolio  invests in these  securities,  however,  the Sub-advisor  analyzes these securities in its overall assessment of the effective duration of the Portfolio's portfolio in an effort to monitor the Portfolio's interest rate risk.

         Foreign Currency  Exchange-Related  Securities.  The Portfolio may invest in foreign  currency  warrants,  principal  exchange rate linked securities and performance  indexed paper. For a description of these  instruments,  see this Statement under "Certain Risk
Factor and Investment Methods."

         Warrants  to  Purchase  Securities.  The  Portfolio  may invest in or acquire  warrants  to  purchase  equity or  fixed-income securities.  Bonds with warrants  attached to purchase  equity  securities  have many  characteristics  of convertible  bonds and their prices may, to some degree,  reflect the  performance  of the  underlying  stock.  Bonds also may be issued with  warrants  attached to purchase  additional  fixed-income  securities  at the same coupon rate. A decline in interest  rates would permit the Portfolio to buy additional  bonds at the favorable  rate or to sell the warrants at a profit.  If interest  rates rise,  the warrants  would  generally expire with no value.

         Hybrid  Instruments.  The Portfolio may invest up to 5% of its assets in hybrid  instruments.  A hybrid instrument can combine the  characteristics  of  securities,  futures,  and  options.  Hybrids  can be used as an  efficient  means of  pursuing  a variety of investment  goals,  including  currency  hedging,  duration  management,  and increased total return.  For an additional  discussion of hybrid instruments and certain risks involved therein, see this Statement under "Certain Risk Factors and Investment Methods."

         Inverse  Floaters.  The  Portfolio  may also  invest in inverse  floating  rate debt  instruments  ("inverse  floaters").  The interest rate on an inverse  floater resets in the opposite  direction from the market rate of interest to which the inverse floater is indexed.  An inverse  floating  rate security may exhibit  greater  price  volatility  than a fixed rate  obligation of similar  credit quality.  The  Portfolio  will not invest more than 5% of its net assets in any  combination  of inverse  floater,  interest  only,  or principal only securities.

         Loan  Participations.  The Portfolio may purchase  participations  in commercial  loans.  Such  indebtedness may be secured or unsecured.  Loan participations  typically represent direct participation in a loan to a corporate borrower,  and generally are offered by banks or other  financial  institutions  or lending  syndicates.  When purchasing  loan  participations,  the Portfolio  assumes the credit  risk  associated  with the  corporate  borrower  and may assume the credit risk  associated  with an  interposed  bank or other financial  intermediary.  The  participation  interests  in which the  Portfolio  intends to invest may not be rated by any  nationally recognized rating service.

         A loan is often  administered  by an agent bank acting as agent for all holders.  The agent bank  administers the terms of the loan, as specified in the loan  agreement.  In addition,  the agent bank is normally  responsible  for the  collection of principal and interest  payments from the corporate  borrower and the  apportionment  of these payments to the credit of all  institutions  which are parties to the loan agreement.  Unless,  under the terms of the loan or other  indebtedness,  the Portfolio has direct recourse against the corporate  borrower,  the Portfolio may have to rely on the agent bank or other financial  intermediary to apply appropriate credit remedies against a corporate borrower.

         A  financial  institution's  employment  as agent bank might be  terminated  in the event that it fails to observe a requisite standard of care or becomes  insolvent.  A successor agent bank would generally be appointed to replace the terminated  agent bank, and assets held by the agent bank under the loan agreement  should remain  available to holders of such  indebtedness.  However,  if assets held by the agent bank for the  benefit of the  Portfolio  were  determined  to be  subject to the claims of the agent  bank's  general creditors,  the Portfolio might incur certain costs and delays in realizing payment on a loan or loan  participation and could suffer a loss of principal and/or interest.  In situations  involving other interposed  financial  institutions  (e.g., an insurance  company or governmental agency) similar risks may arise.

         Purchasers  of loans and other forms of direct  indebtedness  depend  primarily  upon the  creditworthiness  of the  corporate borrower for payment of principal and interest.  If the Portfolio  does not receive  scheduled  interest or principal  payments on such indebtedness,  the  Portfolio's  share price and yield could be adversely  affected.  Loans that are fully  secured offer the Portfolio more  protection  than an  unsecured  loan in the event of  non-payment  of  scheduled  interest  or  principal.  However,  there is no assurance  that the  liquidation  of  collateral  from a secured loan would satisfy the corporate  borrower's  obligation,  or that the collateral can be liquidated.

         The  Portfolio  may invest in loan  participations  with  credit  quality  comparable  to that of  issuers  of its  securities investments.  Indebtedness  of companies  whose  creditworthiness  is poor  involves  substantially  greater  risks,  and may be highly speculative.  Some  companies  may  never  pay  off  their  indebtedness,  or may  pay  only a  small  fraction  of  the  amount  owed.
Consequently,  when investing in  indebtedness  of companies  with poor credit,  the Portfolio  bears a substantial  risk of losing the entire amount invested.

         The  Portfolio  limits  the amount of its total  assets  that it will  invest in any one issuer or in issuers  within the same industry (see "Investment  Restrictions").  For purposes of these limits, the Portfolio  generally will treat the corporate borrower as the "issuer" of  indebtedness  held by the  Portfolio.  In the case of loan  participations  where a bank or other lending  institution serves as a financial  intermediary  between the Portfolio  and the  corporate  borrower,  if the  participation  does not shift to the
Portfolio the direct  debtor-creditor  relationship with the corporate  borrower,  SEC  interpretations  require the Portfolio to treat both the lending bank or other lending  institution  and the corporate  borrower as "issuers" for the purposes of  determining  whether the Portfolio  has invested  more than 5% of its total assets in a single  issuer.  Treating a financial  intermediary  as an issuer of indebtedness may restrict the Portfolio's ability to invest in indebtedness related to a single financial  intermediary,  or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

         Loan and other types of direct  indebtedness  may not be readily  marketable and may be subject to restrictions on resale.  In some cases,  negotiations involved in disposing of indebtedness may require weeks to complete.  Consequently,  some indebtedness may be difficult  or  impossible  to dispose of readily at what the  Sub-advisor  believes  to be a fair  price.  In  addition,  valuation  of illiquid  indebtedness  involves a greater degree of judgment in determining  the  Portfolio's  net asset value than if that value were based on available  market  quotations,  and could result in significant  variations in the Portfolio's  daily share price. At the same time, some loan interests are traded among certain  financial  institutions  and  accordingly  may be deemed liquid.  As the market for different  types of  indebtedness  develops,  the liquidity of these  instruments  is expected to improve.  In addition,  the Portfolio currently  intends to treat  indebtedness  for which there is no readily  available  market as illiquid for purposes of the Portfolio's limitation on illiquid  investments.  Investments  in loan  participations  are considered to be debt  obligations  for purposes of the
Company's investment restriction relating to the lending of funds or assets by the Portfolio.

         Investments  in loans  through a direct  assignment  of the  financial  institution's  interests  with respect to the loan may involve  additional  risks to the  Portfolio.  For  example,  if a loan is  foreclosed,  the  Portfolio  could become part owner of any collateral,  and would bear the costs and  liabilities  associated  with owning and  disposing of the  collateral.  In addition,  it is conceivable  that under emerging legal theories of lender  liability,  the Portfolio  could be held liable as co-lender.  It is unclear whether loans and other forms of direct  indebtedness  offer  securities law protections  against fraud and  misrepresentation.  In the absence of definitive regulatory guidance,  the Portfolio relies on the Sub-advisor's  research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Portfolio.

         Delayed Funding Loans and Revolving Credit  Facilities.  The Portfolio may enter into, or acquire  participations  in, delayed funding loans and revolving  credit  facilities.  Delayed funding loans and revolving credit  facilities are borrowing  arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower  during a specified  term.  These  commitments may have the effect of requiring  the Portfolio to increase its  investment  in a company at a time when it might not otherwise  decide to do so (including  at a time when the  company's  financial  condition  makes it unlikely  that such amounts will be repaid).  To the extent that the Portfolio is committed to advance  additional  funds,  it will at all times segregate  liquid assets,  determined to be liquid by the  Sub-advisor in accordance  with procedures  established by the Board of Trustees,  in an amount  sufficient to meet such commitments.  The Portfolio may invest in delayed  funding loans and revolving  credit  facilities  with credit  quality  comparable to that of issuers of its securities  investments.  Delayed funding loans and revolving  credit  facilities may be subject to restrictions on transfer,  and only limited  opportunities  may exist to resell such instruments.  As a result,  the Portfolio may be unable to sell such  investments at an opportune  time or may have to resell them at less than fair market value.  The Portfolio  currently  intend to treat delayed funding loans and revolving  credit  facilities for which there is no readily  available  market as illiquid for purposes of the Portfolio's  limitation on illiquid investments.  Participation  interests in revolving credit facilities will be subject to the limitations  discussed above under "Loan  Participations."  Delayed funding loans and revolving credit  facilities are considered to be debt obligations for purposes of the Trust's investment restriction relating to the lending of funds or assets by the Portfolio.

         Investment Policies Which May Be Changed Without  Shareholder  Approval.  The following  limitations are applicable to the AST
PIMCO Total Return Bond Portfolio.  These  limitations are not "fundamental"  restrictions,  and may be changed by the Trustees without shareholder approval.

         1.       The  Portfolio  will not  change  its  policy  to invest  at least  80% of the  value of its  assets in fixed  income securities unless it provides 60 days prior written notice to its shareholders.

         2.       The Portfolio will not invest more than 15% of the assets of the Portfolio  (taken at market value at the time of the investment)  in  "illiquid  securities,"  illiquid  securities  being  defined to include  securities  subject to legal or  contractual restrictions  on resale  (which may include  private  placements),  repurchase  agreements  maturing  in more than seven days,  certain options  traded over the counter that the  Portfolio  has  purchased,  securities  being used to cover options a Portfolio has written, securities for which market  quotations are not readily  available,  or other securities which legally or in the  Sub-advisor's  option may be deemed illiquid.

         3.       The Portfolio  will not purchase  securities  for the Portfolio  from, or sell  portfolio  securities  to, any of the officers and directors or Trustees of the Trust or of the Investment Manager or of the Sub-advisor.

         4.       The  Portfolio  will not invest  more than 5% of the assets of the  Portfolio  (taken at market  value at the time of investment) in any combination of interest only, principal only, or inverse floating rate securities.

AST PIMCO Limited Maturity Bond Portfolio:

Investment  Objective:  The investment objective of the Portfolio is to seek to maximize total return,  consistent with preservation of capital and prudent investment management.

Investment Policies:

         Borrowing.  The Portfolio may borrow for temporary  administrative  purposes.  This  borrowing may be unsecured.  The 1940 Act requires the Portfolio to maintain continuous asset coverage (that is, total assets including  borrowings,  less liabilities  exclusive of borrowings) of 300% of the amount  borrowed.  If the 300% asset coverage should decline as a result of market  fluctuations or other reasons,  the  Portfolio may be required to sell some of its  portfolio  holdings  within three days to reduce the debt and restore the
300% asset coverage,  even though it may be disadvantageous  from an investment  standpoint to sell securities at that time.  Borrowing will tend to exaggerate  the effect on net asset value of any increase or decrease in the market value of the  Portfolio's  securities.
Money borrowed will be subject to interest costs which may or may not be recovered by  appreciation  of the securities  purchased.  The
Portfolio also may be required to maintain  minimum average  balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

         Among the forms of borrowing in which the  Portfolio  may engage is the entry into reverse  repurchase  agreements.  A reverse repurchase agreement involves the sale of the  Portfolio-eligible  security by the Portfolio,  coupled with its agreement to repurchase the instrument at a specified time and price.  The Portfolio will maintain a segregated  account with its Custodian  consisting of cash or other  liquid  assets  equal  (on a daily  mark-to-market  basis)  to its  obligations  under  reverse  repurchase  agreements  with broker-dealers (but not banks).  However,  reverse repurchase  agreements involve the risk that the market value of securities retained by the Portfolio may decline below the repurchase  price of the securities  sold by the Portfolio  which it is obligated to repurchase.
To the extent that the Portfolio  collateralizes its obligations under a reverse repurchase agreement,  the asset coverage requirements of the 1940 Act will not apply.

         In addition to the above,  the Portfolio may enter into reverse  repurchase  agreements and "mortgage dollar rolls." A reverse repurchase  agreement  involves the sale of a  portfolio-eligible  security by the Portfolio,  coupled with its agreement to repurchase the instrument at a specified time and price.  In a "dollar roll"  transaction the Portfolio  sells a  mortgage-related  security (such as a GNMA security) to a dealer and  simultaneously  agrees to repurchase a similar  security (but not the same security) in the future at a  pre-determined  price. A "dollar roll" can be viewed,  like a reverse  repurchase  agreement,  as a  collateralized  borrowing in which  the  Portfolio  pledges  a  mortgage-related  security  to a dealer to obtain  cash.  Unlike in the case of  reverse  repurchase agreements,  the dealer with which the Portfolio  enters into a dollar roll  transaction is not obligated to return the same securities as those originally sold by the Portfolio,  but only securities which are  "substantially  identical." To be considered  "substantially identical,"  the  securities  returned  to the  Portfolio  generally  must:  (1) be  collateralized  by the same  types  of  underlying mortgages;  (2) be issued by the same agency and be part of the same program;  (3) have a similar  original stated  maturity;  (4) have identical net coupon rates;  (5) have similar  market  yields (and  therefore  price);  and (6) satisfy "good  delivery"  requirements, meaning that the aggregate  principal  amounts of the securities  delivered and received back must be within 2.5% of the initial amount delivered.  The  Portfolio's  obligations  under a dollar roll  agreement must be covered by cash or other liquid assets equal in value to the securities subject to repurchase by the Portfolio, maintained in a segregated account.

         Both dollar roll and reverse  repurchase  agreements will be subject to the 1940 Act's limitations on borrowing,  as discussed above.  Furthermore,  because dollar roll  transactions may be for terms ranging between one and six months,  dollar roll  transactions may be deemed "illiquid" and subject to the Portfolio's overall limitations on investments in illiquid securities.

         Corporate  Debt  Securities.  The  Portfolio's  investments  in U.S.  dollar- or foreign  currency-denominated  corporate debt securities of domestic or foreign  issuers are limited to corporate  debt  securities  (corporate  bonds,  debentures,  notes and other similar  corporate debt  instruments,  including  convertible  securities)  which meet the minimum  ratings  criteria set forth for the
Portfolio,  or, if unrated, are in the Sub-advisor's  opinion comparable in quality to corporate debt securities in which the Portfolio may  invest.  The rate of return or return of  principal  on some debt  obligations  may be linked or indexed to the level of  exchange rates between the U.S. dollar and a foreign currency or currencies.

         Among the corporate  bonds in which the Portfolio may invest are  convertible  securities.  A convertible  security is a bond, debenture,  note,  or other  security  that  entitles the holder to acquire  common stock or other equity  securities  of the same or a different  issuer.  A convertible  security  generally  entitles the holder to receive  interest paid or accrued until the  convertible security matures or is redeemed,  converted or exchanged.  Before conversion,  convertible  securities have characteristics  similar to nonconvertible  debt  securities.  Convertible  securities  rank  senior to common  stock in a  corporation's  capital  structure  and, therefore,  generally entail less risk than the corporation's  common stock,  although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.

         A convertible  security may be subject to redemption at the option of the issuer at a  predetermined  price.  If a convertible security held by the Portfolio is called for  redemption,  the Portfolio  would be required to permit the issuer to redeem the security and convert it to underlying  common stock,  or would sell the  convertible  security to a third party.  The Portfolio  generally would invest in convertible  securities for their favorable price  characteristics and total return potential and would normally not exercise an option to convert.

         Investments  in securities  rated below  investment  grade that are eligible for purchase by the Portfolio  (i.e.,  rated B or better by Moody's or S&P),  are  described  as  "speculative"  by both  Moody's  and S&P.  Investment  in  lower-rated  corporate  debt securities  ("high yield  securities")  generally  provides  greater income and increased  opportunity  for capital  appreciation  than investments  in higher quality  securities,  but they also  typically  entail  greater price  volatility and principal and income risk.
These high yield  securities  are  regarded as  predominantly  speculative  with  respect to the  issuer's  continuing  ability to meet principal  and  interest  payments.  The  market  for these  securities  is  relatively  new,  and many of the  outstanding  high yield securities have not endured a major business  recession.  A long-term track record on default rates,  such as that for investment grade corporate bonds,  does not exist for this market.  Analysis of the  creditworthiness  of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities.

         High yield securities may be more susceptible to real or perceived adverse economic and competitive  industry  conditions than investment grade  securities.  The prices of high yield  securities have been found to be less sensitive to interest-rate  changes than higher-rated  investments,  but more sensitive to adverse economic downturns or individual corporate  developments.  A projection of an economic  downturn or of a period of rising  interest rates,  for example,  could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly  leveraged  company to make principal and interest  payments on its debt securities.  If an issuer of high yield  securities  defaults,  in  addition  to risking  payment of all or a portion of  interest  and principal,  the  Portfolio  may incur  additional  expenses  to seek  recovery.  In the case of high  yield  securities  structured  as zero-coupon or  pay-in-kind  securities,  their market prices are affected to a greater extent by interest rate changes,  and therefore tend to be more volatile than securities which pay interest periodically and in cash.

         The  secondary  market on which  high  yield  securities  are traded  may be less  liquid  than the  market  for higher  grade securities.  Less liquidity in the secondary  trading market could adversely  affect the price at which the Portfolio could sell a high yield  security,  and could  adversely  affect the daily net asset value of the shares.  Adverse  publicity  and investor  perceptions, whether or not based on  fundamental  analysis,  may  decrease  the values and  liquidity  of high  yield  securities  especially  in a thinly-traded  market.  When secondary  markets for high yield securities are less liquid than the market for higher grade  securities, it may be more  difficult to value the securities  because such valuation may require more research,  and elements of judgment may play a greater role in the valuation  because there is less  reliable,  objective  data  available.  The  Sub-advisor  seeks to minimize the risks of investing in all  securities  through  diversification,  in-depth  credit  analysis and attention to current  developments  in interest rates and market  conditions.  For a discussion of the risks involved in lower-rated debt  securities,  see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Participation on Creditors  Committees.  The Portfolio may from time to time participate on committees  formed by creditors to negotiate with the management of financially  troubled  issuers of securities  held by the Portfolio.  Such  participation  may subject the  Portfolio  to  expenses  such as legal fees and may make the  Portfolio  an  "insider"  of the issuer for  purposes of the federal securities  laws,  and  therefore  may restrict the  Portfolio's  ability to trade in or acquire  additional  positions in a particular security when it might otherwise  desire to do so.  Participation  by the Portfolio on such committees also may expose the Portfolio to potential  liabilities  under the federal  bankruptcy  laws or other laws governing the rights of creditors and debtors.  The Portfolio would  participate on such committees only when the Adviser believed that such  participation was necessary or desirable to enforce the
Portfolio's rights as a creditor or to protect the value of securities held by the Portfolio.

         Mortgage-Related  Securities.  The  Portfolio  may  invest in  mortgage-backed  securities.  Mortgage-related  securities  are interests in pools of  residential  or commercial  mortgage  loans,  including  mortgage  loans made by savings and loan  institutions, mortgage  bankers,  commercial  banks and others.  Pools of mortgage loans are assembled as securities for sale to investors by various governmental,  government-related  and private organizations (see "Mortgage  Pass-Through  Securities").  The Portfolio may also invest in debt  securities  which are secured  with  collateral  consisting  of  mortgage-related  securities  (see  "Collateralized  Mortgage
Obligations"), and in other types of mortgage-related securities.

         Interests in pools of  mortgage-related  securities  differ from other forms of debt  securities,  which normally  provide for periodic payment of interest in fixed amounts with principal  payments at maturity or specified call dates.  Instead,  these securities provide a monthly payment which consists of both interest and principal  payments.  In effect,  these payments are a "pass-through"  of the monthly payments made by the individual  borrowers on their  residential or commercial  mortgage loans, net of any fees paid to the issuer or guarantor of such  securities.  Additional  payments are caused by  repayments  of principal  resulting  from the sale of the underlying property,  refinancing or foreclosure,  net of fees or costs which may be incurred.  Some mortgage-related  securities (such as securities  issued by the Government  National  Mortgage  Association)  are described as "modified  pass-through."  These securities entitle the holder to receive all interest and  principal  payments  owed on the mortgage  pool,  net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

         The  principal  governmental  guarantor  of  mortgage-related  securities  is the  Government  National  Mortgage  Association
("GNMA").  GNMA is a wholly owned United States Government  corporation  within the Department of Housing and Urban  Development.  GNMA
is  authorized  to  guarantee,  with the full faith and credit of the United  States  Government,  the timely  payment of principal and interest on securities issued by institutions  approved by GNMA (such as savings and loan  institutions,  commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

         Government-related  guarantors  (i.e.,  not backed by the full faith and credit of the United States  Government)  include the
Federal  National   Mortgage   Association   ("FNMA")  and  the  Federal  Home  Loan  Mortgage   Corporation   ("FHLMC").   FNMA  is  a
government-sponsored  corporation  owned  entirely by private  stockholders.  It is subject to general  regulation  by the Secretary of
Housing and Urban  Development.  FNMA purchases  conventional  (i.e., not insured or guaranteed by any government  agency)  residential mortgages from a list of approved  seller/servicers  which include state and federally chartered savings and loan associations,  mutual savings banks,  commercial banks and credit unions and mortgage  bankers.  Pass-through  securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.

         FHLMC was created by Congress  in 1970 for the purpose of  increasing  the  availability  of mortgage  credit for  residential housing.  It is a  government-sponsored  corporation  formerly  owned by the twelve  Federal Home Loan Banks and now owned  entirely by private  stockholders.  FHLMC issues  Participation  Certificates  ("PCs") which  represent  interests in  conventional  mortgages from
FHLMC's  national  portfolio.  FHLMC  guarantees the timely payment of interest and ultimate  collection of principal,  but PCs are not backed by the full faith and credit of the United States Government.

         Commercial banks, savings and loan institutions,  private mortgage insurance  companies,  mortgage bankers and other secondary market issuers also create  pass-through  pools of  conventional  residential  mortgage  loans.  Such issuers may, in addition,  be the originators  and/or  servicers of the underlying  mortgage loans as well as the guarantors of the  mortgage-related  securities.  Pools created by such  non-governmental  issuers  generally  offer a higher rate of interest than  government  and  government-related  pools because there are no direct or indirect  government or agency  guarantees of payments in the former pools.  However,  timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees,  including  individual loan, title, pool and hazard  insurance and letters of credit.  The insurance and guarantees are issued by governmental  entities,  private insurers and the mortgage  poolers.  Such  insurance  and  guarantees  and the  creditworthiness  of the issuers  thereof will be  considered in determining  whether a mortgage-related  security meets the Trust's  investment  quality standards.  There can be no assurance that the private insurers or guarantors can meet their  obligations  under the insurance  policies or guarantee  arrangements.  The Fixed-Income
Portfolio may buy  mortgage-related  securities  without  insurance or guarantees if, through an examination of the loan experience and practices of the  originator/servicers  and poolers,  the Adviser  determines that the securities  meet the Trust's quality  standards.
Although the market for such securities is becoming  increasingly  liquid,  securities issued by certain private  organizations may not be readily marketable.  No Portfolio will purchase  mortgage-related  securities or any other assets which in the Adviser's opinion are illiquid if, as a result, more than 15% of the value of the Portfolio's total assets will be illiquid.

         Mortgage-backed  securities that are issued or guaranteed by the U.S. Government,  its agencies or instrumentalities,  are not subject to the Portfolio' industry concentration  restrictions,  set forth in this Statement under "Investment Restrictions," by virtue of the  exclusion  from that test  available  to all U.S.  Government  securities.  In the case of  privately  issued  mortgage-related securities,  the Portfolio takes the position that mortgage-related  securities do not represent interests in any particular "industry"
or group of  industries.  The assets  underlying  such  securities  may be  represented  by the  Portfolio  of first  lien  residential mortgages  (including  both whole  mortgage  loans and  mortgage  participation  interests)  or  portfolios  of  mortgage  pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC.  Mortgage loans underlying a  mortgage-related  security may in turn be insured or  guaranteed  by  the  Federal  Housing  Administration  or the  Department  of  Veterans  Affairs.  In the  case  of  private  issue mortgage-related  securities whose underlying assets are neither U.S. Government securities nor U.S.  Government-insured  mortgages, to the extent that real properties  securing such assets may be located in the same geographical  region, the security may be subject to a greater risk of default than other comparable  securities in the event of adverse  economic,  political or business  developments  that may affect such region and,  ultimately,  the ability of  residential  homeowners  to make  payments of  principal  and interest on the underlying mortgages.

                  Collateralized  Mortgage  Obligations  (CMOs).  A CMO is a hybrid  between  a  mortgage-backed  bond  and a  mortgage pass-through  security.  Similar  to a bond,  interest  and  prepaid  principal  is  paid,  in most  cases,  semiannually.  CMOs may be collateralized  by whole  mortgage  loans,  but are more typically  collateralized  by portfolios of mortgage  pass-through  securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

         CMOs are structured into multiple  classes,  each bearing a different stated  maturity.  Actual maturity and average life will depend upon the  prepayment  experience  of the  collateral.  CMOs provide for a modified  form of call  protection  through a de facto breakdown of the underlying  pool of mortgages  according to how quickly the loans are repaid.  Monthly  payment of principal  received from the pool of underlying  mortgages,  including  prepayments,  is first returned to investors  holding the shortest  maturity class.
Investors  holding  the longer  maturity  classes  receive  principal  only after the first  class has been  retired.  An  investor  is partially guarded against a sooner than desired return of principal because of the sequential payments.

         In a typical CMO  transaction,  a corporation  ("issuer")  issues multiple  series (e.g., A, B, C, Z) of CMO bonds  ("Bonds").
Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through  certificates  ("Collateral").  The Collateral is pledged to a third party  trustee as security  for the Bonds.  Principal  and interest  payments  from the  Collateral  are used to pay principal  on the Bonds in the order A, B, C, Z. The  Series A, B, and C Bonds all bear  current  interest.  Interest  on the  Series Z
Bond is accrued  and added to  principal  and a like amount is paid as  principal  on the Series A, B, or C Bond  currently  being paid off.  When the Series A, B, and C Bonds are paid in full,  interest  and  principal  on the Series Z Bond begins to be paid  currently.
With some CMOs,  the issuer serves as a conduit to allow loan  originators  (primarily  builders or savings and loan  associations)  to borrow against their loan portfolios.

                  FHLMC  Collateralized  Mortgage  Obligations.  FHLMC CMOs are debt  obligations  of FHLMC issued in multiple  classes having  different  maturity dates which are secured by the pledge of a pool of conventional  mortgage loans purchased by FHLMC.  Unlike
FHLMC PCs,  payments of  principal  and  interest on the CMOs are made  semiannually,  as opposed to monthly.  The amount of  principal payable on each semiannual  payment date is determined in accordance with FHLMC's mandatory  sinking fund schedule,  which, in turn, is equal to  approximately  100% of FHA prepayment  experience  applied to the mortgage  collateral pool. All sinking fund payments in the
CMOs are  allocated  to the  retirement  of the  individual  classes  of bonds in the  order of their  stated  maturities.  Payment  of principal on the mortgage  loans in the  collateral  pool in excess of the amount of FHLMC's  minimum  sinking fund  obligation for any payment date are paid to the holders of the CMOs as  additional  sinking fund  payments.  Because of the  "pass-through"  nature of all principal  payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement,  the rate at which principal of the CMOs is  actually  repaid is likely to be such that each class of bonds will be  retired  in advance of its  scheduled  maturity date.

         If  collection  of principal  (including  prepayments)  on the  mortgage  loans during any  semiannual  payment  period is not sufficient  to meet FHLMC's  minimum  sinking fund  obligation  on the next  sinking  fund  payment  date,  FHLMC agrees to make up the deficiency from its general funds.

         Criteria for the mortgage  loans in the pool backing the FHLMC CMOs are  identical to those of FHLMC PCs.  FHLMC has the right to substitute  collateral in the event of delinquencies  and/or defaults.  For an additional  discussion of mortgage-backed  securities and certain risks involved therein, see this Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Other  Mortgage-Related  Securities.  Other  mortgage-related  securities  include securities other than those described above that  directly or  indirectly  represent a  participation  in, or are secured by and payable  from,  mortgage  loans on real  property, including CMO residuals or stripped  mortgage-backed  securities.  Other  mortgage-related  securities may be equity or debt securities issued by agencies or  instrumentalities  of the U.S.  Government  or by private  originators  of, or  investors  in,  mortgage  loans, including savings and loan associations,  homebuilders,  mortgage banks, commercial banks, investment banks,  partnerships,  trusts and special purpose entities of the foregoing.

                  CMO Residuals.  CMO residuals are derivative mortgage securities issued by agencies or  instrumentalities of the U.S.
Government or by private  originators of, or investors in,  mortgage  loans,  including  savings and loan  associations,  homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

         The cash flow  generated by the mortgage  assets  underlying a series of CMOs is applied  first to make  required  payments of principal  and  interest  on the CMOs and second to pay the  related  administrative  expenses  of the  issuer.  The  residual in a CMO structure  generally  represents the interest in any excess cash flow remaining  after making the foregoing  payments.  Each payment of such excess cash flow to a holder of the related CMO  residual  represents  income  and/or a return of capital.  The amount of residual cash flow resulting  from a CMO will depend on, among other things,  the  characteristics  of the mortgage  assets,  the coupon rate of each class of CMO,  prevailing  interest rates,  the amount of  administrative  expenses and the prepayment  experience on the mortgage assets.  In  particular,  the yield to maturity on CMO  residuals  is  extremely  sensitive to  prepayments  on the related  underlying mortgage  assets,  in  the  same  manner  as  an  interest-only  ("IO")  class  of  stripped  mortgage-backed  securities.  See  "Other
Mortgage-Related  Securities -- Stripped  Mortgage-Backed  Securities."  In addition,  if a series of a CMO includes a class that bears interest at an adjustable  rate,  the yield to maturity on the related CMO residual will also be extremely  sensitive to changes in the level of the index upon which  interest  rate  adjustments  are based.  As  described  below with  respect to stripped  mortgage-backed securities, in certain circumstances the Portfolio may fail to recoup fully its initial investment in a CMO residual.

         CMO residuals are generally  purchased and sold by institutional  investors through several investment banking firms acting as brokers or dealers.  The CMO residual  market has only very recently  developed and CMO residuals  currently may not have the liquidity of other more  established  securities  trading in other  markets.  Transactions  in CMO residuals are generally  completed  only after careful  review of the  characteristics  of the  securities in question.  In addition,  CMO residuals may or,  pursuant to an exemption therefrom,  may not have been registered under the Securities Act of 1933, as amended.  CMO residuals,  whether or not registered under such Act, may be subject to certain  restrictions  on  transferability,  and may be deemed  "illiquid"  and subject to the  Portfolio's limitations on investment in illiquid securities.

                  Stripped  Mortgage-Backed  Securities.  Stripped  mortgage-backed  securities  ("SMBS")  are  derivative  multi-class mortgage  securities.  SMBS may be issued by agencies or  instrumentalities  of the U.S.  Government,  or by private originators of, or investors in, mortgage loans, including savings and loan associations,  mortgage banks,  commercial banks, investment banks and special purpose entities of the foregoing.

         SMBS are usually  structured with two classes that receive different  proportions of the interest and principal  distributions on a pool of mortgage  assets.  A common type of SMBS will have one class  receiving  some of the  interest  and most of the  principal from the mortgage  assets,  while the other class will receive most of the  interest and the  remainder of the  principal.  In the most extreme case,  one class will receive all of the interest (the IO class),  while the other class will receive all of the principal (the principal-only  or "PO"  class).  The  yield to  maturity  on an IO class is  extremely  sensitive  to the rate of  principal  payments
(including  prepayments) on the related underlying  mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the  Portfolio's  yield to maturity  from these  securities.  If the  underlying  mortgage  assets  experience  greater  than anticipated  prepayments of principal,  the Portfolio may fail to fully recoup its initial  investment in these  securities even if the security is in one of the highest rating categories.

         Although SMBS are purchased and sold by institutional  investors  through several  investment  banking firms acting as brokers or dealers, these securities were only recently developed.  As a result, established trading markets have not yet developed and, accordingly,  these securities may be deemed "illiquid" and subject to the Portfolio's  limitations on investment in illiquid securities.

         Other Asset-Backed  Securities.  Similarly,  the Sub-advisor expects that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future.  Several types of  asset-backed  securities  maybe  offered to investors,  including
Certificates for Automobile  Receivables.  For a discussion of automobile  receivables,  see this Statement under "Certain Risk Factors and Investment Methods."

         Foreign  Securities.  The  Portfolio  may invest in corporate  debt  securities  of foreign  issuers  (including  preferred or preference  stock),  certain  foreign  bank  obligations  (see "Bank  Obligations")  and U.S.  dollar- or foreign  currency-denominated obligations of foreign  governments or their subdivisions,  agencies and  instrumentalities,  international  agencies and supranational entities.  The Portfolio  may invest up to 20% of its assets in securities  denominated  in foreign  currencies,  and may invest beyond this limit in U.S.  dollar-denominated  securities of foreign  issuers.  The Portfolio  will  concentrate  its foreign  investments  in securities  of issuers  based in developed  countries.  The  Portfolio may invest up to 5% of its assets in securities of issuers based in emerging market countries.  Investing in the securities of foreign issuers involves special risks and  considerations  not typically associated with investing in U.S. companies.  For a discussion of certain risks involved in foreign  investments,  in general,  and the special risks of investing in developing  countries,  see this  Statement and the Trust's  Prospectus  under  "Certain Risk Factors and
Investment Methods."

         The Portfolio also may purchase and sell foreign currency  options and foreign currency futures  contracts and related options
(see "Derivative  Instruments"),  and enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities.

         A forward foreign  currency  contract  involves an obligation to purchase or sell a specific  currency at a future date, which may be any  fixed  number  of days  from  the  date of the  contract  agreed  upon by the  parties,  at a price  set at the time of the contract.  These  contracts may be bought or sold to protect the Portfolio  against a possible loss resulting from an adverse change in the  relationship  between  foreign  currencies and the U.S.  dollar or to increase  exposure to a particular  foreign  currency.  Open positions in forward  contracts  are covered by the  segregation  with the Trust's  custodian  of cash or other  liquid  assets and are marked to market  daily.  Although  such  contracts  are  intended  to  minimize  the risk of loss due to a decline in the value of the hedged  currencies,  at the same time,  they tend to limit any potential  gain which might result  should the value of such  currencies increase.

         Brady Bonds.  The Portfolio may invest in Brady Bonds.  Brady Bonds are  securities  created  through the exchange of existing commercial  bank loans to sovereign  entities for new  obligations in connection with debt  restructurings  under a debt  restructuring plan introduced by former U.S. Secretary of the Treasury,  Nicholas F. Brady (the "Brady Plan").  Brady Plan debt  restructurings  have been implemented in a number of countries,  including in Argentina,  Bolivia,  Bulgaria,  Costa Rica, the Dominican Republic,  Ecuador,
Jordan,  Mexico,  Niger,  Nigeria,  the Philippines,  Poland,  Uruguay, and Venezuela.  In addition,  Brazil has concluded a Brady-like plan.  It is expected that other countries will undertake a Brady Plan in the future.

         Brady  Bonds  have been  issued  only  recently,  and  accordingly  do not have a long  payment  history.  Brady  Bonds may be collateralized  or  uncollateralized,  are issued in various  currencies  (primarily  the U.S.  dollar) and are actively  traded in the over-the-counter  secondary  market.  U.S.  dollar-denominated,  collateralized  Brady  Bonds,  which  may be fixed  rate par  bonds or floating rate discount bonds, are generally  collateralized in full as to principal by U.S. Treasury  zero-coupon bonds having the same maturity  as the  Brady  Bonds.  Interest  payments  on these  Brady  Bonds  generally  are  collateralized  on a  one-year  or  longer rolling-forward  basis by cash or  securities  in an amount  that,  in the case of fixed rate  bonds,  is equal to at least one year of interest  payments or, in the case of floating rate bonds,  initially is equal to at least one year's  interest  payments  based on the applicable  interest  rate at that time and is adjusted at regular  intervals  thereafter.  Certain  Brady Bonds are entitled to "value recovery  payments"  in certain  circumstances,  which in effect  constitute  supplemental  interest  payments  but  generally  are not collateralized.  Brady Bonds are often  viewed as having  three or four  valuation  components:  (i) the  collateralized  repayment  of principal at final maturity;  (ii) the collateralized  interest payments;  (iii) the uncollateralized  interest payments;  and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

         Most Mexican Brady Bonds issued to date have  principal  repayments at final maturity fully  collateralized  by U.S.  Treasury zero-coupon  bonds (or comparable  collateral  denominated in other  currencies)  and interest  coupon  payments  collateralized  on an
18-month  rolling-forward  basis by funds held in escrow by an agent for the  bondholders.  A  significant  portion  of the  Venezuelan
Brady Bonds and the Argentine Brady Bonds issued to date have principal  repayments at final maturity  collateralized  by U.S. Treasury zero-coupon  bonds (or comparable  collateral  denominated in other  currencies)  and/or interest coupon payments  collateralized  on a
14-month (for Venezuela) or 12-month (for Argentina)  rolling-forward  basis by securities held by the Federal Reserve Bank of New York as collateral agent.

         Brady Bonds involve various risk factors  including  residual risk and the history of defaults with respect to commercial bank loans by public and private  entities  of  countries  issuing  Brady  Bonds.  There can be no  assurance  that Brady Bonds in which the
Portfolio may invest will not be subject to  restructuring  arrangements  or to requests for new credit,  which may cause the Portfolio to suffer a loss of interest or principal on any of its holdings.

         Bank  Obligations.  Bank obligations in which the Portfolio  invests include  certificates of deposit,  bankers'  acceptances, and fixed time deposits.  Certificates of deposit are negotiable  certificates  issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers'  acceptances are negotiable  drafts or bills of exchange,  normally drawn by an importer or exporter to pay for specific  merchandise,  which are "accepted" by a bank,  meaning,  in effect, that the bank unconditionally  agrees to pay the face value of the  instrument  on maturity.  Fixed time deposits are bank  obligations  payable at a stated  maturity date and bearing  interest at a fixed rate.  Fixed time  deposits may be withdrawn on demand by the investor,  but may be subject to early  withdrawal  penalties  which vary depending upon market  conditions and the remaining  maturity of the obligation.
There are no  contractual  restrictions  on the right to  transfer a  beneficial  interest  in a fixed time  deposit to a third  party, although  there is no market for such  deposits.  The  Portfolio  will not invest in fixed time  deposits  which (1) are not subject to prepayment or (2) provide for withdrawal  penalties upon  prepayment  (other than overnight  deposits) if, in the aggregate,  more than
15% of its assets  would be invested  in such  deposits,  repurchase  agreements  maturing  in more than seven days and other  illiquid assets.

         The Portfolio will limit its  investments in United States bank  obligations to obligations of United States banks  (including foreign  branches)  which have more than $1 billion in total assets at the time of  investment  and are members of the Federal  Reserve
System,  are examined by the  Comptroller of the Currency or whose deposits are insured by the Federal Deposit  Insurance  Corporation.
The Portfolio also may invest in certificates of deposit of savings and loan  associations  (federally or state chartered and federally insured) having total assets in excess of $1 billion.

         The  Portfolio   will  limit  its   investments   in  foreign  bank   obligations   to  United   States   dollar-  or  foreign
currency-denominated  obligations of foreign banks (including  United States branches of foreign banks) which at the time of investment
(I) have more than $10 billion,  or the  equivalent  in other  currencies,  in total  assets;  (ii) in terms of assets are among the 75 largest foreign banks in the world;  (iii) have branches or agencies  (limited purpose offices which do not offer all banking services)
in the United States;  and (iv) in the opinion of the  Sub-advisor,  are of an investment  quality  comparable to obligations of United
States banks in which the Portfolio may invest.  Subject to the Trust's  limitation on  concentration of no more than 25% of its assets in the  securities of issuers in a particular  industry,  there is no limitation on the amount of the  Portfolio's  assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

         Obligations of foreign banks involve somewhat  different  investment  risks than those affecting  obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic  developments,  that their obligations may be less marketable than comparable  obligations of United States banks, that a foreign  jurisdiction might impose withholding taxes on interest income payable on those  obligations,  that foreign deposits may be seized or nationalized,  that foreign governmental  restrictions  such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those  obligations and that the selection of those  obligations may be more difficult  because there may be less publicly  available information  concerning  foreign  banks  or  because  the  accounting,  auditing  and  financial  reporting  standards,  practices  and requirements  applicable  to foreign banks may differ from those  applicable  to United  States banks.  Foreign banks are not generally subject to examination by any United States Government agency or instrumentality.

         Short Sales.  The  Portfolio  may make short sales of securities  as part of their  overall  portfolio  management  strategies involving the use of derivative  instruments and to offset  potential  declines in long positions in similar  securities.  A short sale is a transaction in which the Portfolio  sells a security it does not own in  anticipation  that the market price of that security will decline.

         When the  Portfolio  makes a short sale, it must borrow the security  sold short and deliver it to the  broker-dealer  through which it made the short sale as collateral  for its  obligation to deliver the security upon  conclusion of the sale. The Portfolio may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest on such borrowed securities.

         If the price of the security sold short increases  between the time of the short sale and the time and the Portfolio  replaces the borrowed  security,  the Portfolio  will incur a loss;  conversely,  if the price  declines,  the Portfolio  will realize a capital gain. Any gain will be decreased,  and any loss  increased,  by the  transaction  costs  described  above.  The successful use of short selling  may be  adversely  affected  by  imperfect  correlation  between  movements  in the price of the  security  sold short and the securities being hedged.

         To the extent that the Portfolio  engages in short sales, it will provide  collateral to the  broker-dealer and (except in the case of short  sales  "against  the box") will  maintain  additional  asset  coverage in the form of cash or other  liquid  assets in a segregated  account.  The  Portfolio  does not intend to enter into short sales  (other than those  "against  the box") if  immediately after such sale the  aggregate of the value of all  collateral  plus the amount in such  segregated  account  exceeds  one-third of the value of the  Portfolio's  net assets.  This  percentage  may be varied by action of the  Trust's  Board of  Trustees.  A short sale is
"against the box" to the extent that the  Portfolio  contemporaneously  owns,  or has the right to obtain at no added cost,  securities identical to those sold short.

         Derivative  Instruments.  In pursuing its  objective,  the Portfolio  may, as described in the  Prospectus,  purchase and sell
(write) both put options and call options on securities,  securities  indexes,  and foreign  currencies,  and enter into interest rate, foreign currency and index futures  contracts and purchase and sell options on such futures contracts  ("futures  options") for hedging purposes.  The  Portfolio  also may  purchase  and sell  foreign  currency  options for  purposes of  increasing  exposure to a foreign currency or to shift  exposure to foreign  currency  fluctuations  from one country to another.  The Portfolio also may enter into swap agreements  with respect to foreign  currencies,  interest  rates and indexes of securities.  If other types of financial  instruments, including other types of options,  futures  contracts,  or futures  options are traded in the future,  the Portfolio may also use those instruments,  provided  that the Trust's Board of Trustees  determines  that their use is consistent  with the  Portfolio's  investment objective,  and provided that their use is consistent with restrictions  applicable to options and futures contracts currently eligible for use by the Trust (i.e.,  that written call or put options will be "covered" or "secured" and that futures and futures  options will be used only for hedging purposes).

         Options  on  Securities  and  Indexes.  The  Portfolio  may  purchase  and sell  both put and  call  options  on debt or other securities  or indexes in  standardized  contracts  traded on foreign or national  securities  exchanges,  boards of trade,  or similar entities,  or quoted on NASDAQ or on a regulated foreign  over-the-counter  market,  and agreements,  sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

         The  Portfolio  will  write  call  options  and put  options  only if they are  "covered."  In the case of a call  option on a security,  the option is "covered" if the Portfolio  owns the security  underlying  the call or has an absolute and immediate  right to acquire that  security  without  additional  cash  consideration  (or, if  additional  cash  consideration  is  required,  cash or cash equivalents or other liquid assets in such amount are placed in a segregated  account by its custodian)  upon conversion or exchange of other  securities  held by the  Portfolio.  For a call option on an index,  the option is covered if the Portfolio  maintains  with its custodian cash or cash  equivalents  equal to the contract  value.  A call option is also covered if the Portfolio  holds a call on the same  security or index as the call written where the exercise  price of the call held is (I) equal to or less than the exercise  price of the call  written,  or (ii) greater than the exercise  price of the call  written,  provided the  difference  is  maintained  by the
Portfolio  in cash or cash  equivalents  in a  segregated  account  with its  custodian.  A put  option  on a  security  or an index is
"covered"  if the  Portfolio  maintains  cash or cash  equivalents  equal  to the  exercise  price  in a  segregated  account  with its custodian.  A put option is also  covered if the  Portfolio  holds a put on the same  security  or index as the put  written  where the exercise  price of the put held is (i) equal to or greater than the exercise  price of the put written,  or (ii) less than the exercise price of the put written,  provided the difference is maintained by the Portfolio in cash or cash  equivalents in a segregated  account with its custodian.

         If an option  written by the Portfolio  expires,  the Portfolio  realizes a capital gain equal to the premium  received at the time the option was written.  If an option  purchased by the  Portfolio  expires  unexercised,  the  Portfolio  realizes a capital loss equal to the premium paid.

         Prior to the earlier of exercise or  expiration,  an option may be closed out by an  offsetting  purchase or sale of an option of the same series  (type,  exchange,  underlying  security or index,  exercise  price,  and  expiration).  There can be no  assurance, however, that a closing purchase or sale transaction can be effected when the Portfolio desires.

         The Portfolio will realize a capital gain from a closing  purchase  transaction if the cost of the closing option is less than the premium  received from writing the option,  or, if it is more, the Portfolio  will realize a capital loss. If the premium  received from a closing sale  transaction  is more than the premium paid to purchase the option,  the Portfolio  will realize a capital gain or, if it is less, the Portfolio will realize a capital loss.  The principal  factors  affecting the market value of a put or a call option include supply and demand,  interest  rates,  the current market price of the underlying  security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

         The premium paid for a put or call option  purchased by the Portfolio is an asset of the Portfolio.  The premium  received for an option written by the Portfolio is recorded as a deferred  credit.  The value of an option  purchased or written is marked to market daily and is valued at the closing  price on the  exchange  on which it is traded or, if not traded on an exchange or no closing  price is available,  at the mean between the last bid and asked  prices.  For a discussion  of certain  risks  involved in options,  see this
Statement and the Trust's Prospectus under "Certain Risk Factors and Investment Methods."

         Foreign  Currency  Options.  The Portfolio may buy or sell put and call options on foreign  currencies  either on exchanges or in the  over-the-counter  market.  A put option on a foreign  currency  gives the  purchaser  of the option the right to sell a foreign currency  at the  exercise  price until the option  expires.  Currency  options  traded on U.S.  or other  exchanges  may be subject to position  limits which may limit the ability of the Portfolio to reduce  foreign  currency  risk using such  options.  Over-the-counter options  differ from traded  options in that they are  two-party  contracts  with price and other terms  negotiated  between  buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

         Futures  Contracts and Options on Futures  Contracts.  The Portfolio may use interest rate,  foreign currency or index futures contracts,  as specified in the Trust's  Prospectus.  An interest rate,  foreign  currency or index futures  contract  provides for the future sale by one party and  purchase by another  party of a specified  quantity of a financial  instrument,  foreign  currency or the cash value of an index at a specified  price and time.  A futures  contract on an index is an  agreement  pursuant to which two parties agree to take or make  delivery  of an amount of cash equal to the  difference  between the value of the index at the close of the last trading day of the contract  and the price at which the index  contract was  originally  written.  Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made.

         The Portfolio may purchase and write call and put futures  options.  Futures options possess many of the same  characteristics as options on securities and indexes  (discussed  above).  A futures option gives the holder the right, in return for the premium paid, to assume a long position  (call) or short  position (put) in a futures  contract at a specified  exercise price at any time during the period of the option.  Upon exercise of a call option,  the holder  acquires a long position in the futures  contract and the writer is assigned the opposite short position.  In the case of a put option, the opposite is true.

         To comply with applicable  rules of the CFTC under which the Trust and the Portfolio avoid being deemed a "commodity  pool" or a "commodity pool operator," the Portfolio  intends  generally to limit its use of futures  contracts and futures options to "bona fide hedging"  transactions,  as such term is defined in applicable  regulations,  interpretations and practice.  For example, the Portfolio might use futures  contracts to hedge against  anticipated  changes in interest rates that might  adversely  affect either the value of the  Portfolio's  securities  or the price of the  securities  which  the  Portfolio  intends  to  purchase.  The  Portfolio's  hedging activities  may include  sales of futures  contracts  as an offset  against the effect of expected  increases  in interest  rates,  and purchases of futures  contracts as an offset  against the effect of expected  declines in interest  rates.  Although  other  techniques could be used to reduce that Portfolio's  exposure to interest rate fluctuations,  the Portfolio may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

         The Portfolio  will only enter into futures  contracts  and futures  options  which are  standardized  and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

         When a purchase or sale of a futures  contract  is made by the  Portfolio,  the  Portfolio  is  required  to deposit  with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government  securities  ("initial  margin").  The margin required  for a futures  contract  is set by the  exchange on which the  contract is traded and may be modified  during the term of the contract.  The initial  margin is in the nature of a performance  bond or good faith deposit on the futures  contract which is returned to the Portfolio upon  termination of the contract,  assuming all contractual  obligations have been satisfied.  The Portfolio  expects to earn  interest  income on its initial  margin  deposits.  A futures  contract  held by the Portfolio is valued daily at the official settlement  price of the exchange on which it is traded.  Each day the Portfolio  pays or receives  cash,  called  "variation  margin,"
equal to the daily change in value of the futures  contract.  This process is known as "marking to market."  Variation  margin does not represent a borrowing or loan by the  Portfolio  but is instead a  settlement  between the  Portfolio  and the broker of the amount one would owe the other if the futures  contract  expired.  In computing daily net asset value,  the Portfolio will mark to market its open futures positions.

         The  Portfolio  is also  required to deposit and maintain  margin with  respect to put and call  options on futures  contracts written by it. Such margin  deposits will vary  depending on the nature of the  underlying  futures  contract (and the related  initial margin requirements), the current market value of the option, and other futures positions held by the Portfolio.

         Although some futures contracts call for making or taking delivery of the underlying  securities,  generally these obligations are closed out prior to delivery by offsetting  purchases or sales of matching futures  contracts (same exchange,  underlying  security or index,  and delivery  month).  If an  offsetting  purchase  price is less than the original  sale price,  the  Portfolio  realizes a capital  gain, or if it is more,  the  Portfolio  realizes a capital  loss.  Conversely,  if an offsetting  sale price is more than the original  purchase  price,  the  Portfolio  realizes a capital  gain, or if it is less,  the  Portfolio  realizes a capital  loss.  The transaction costs must also be included in these calculations.

         Limitations  on Use of Futures and Futures  Options.  In general,  the  Portfolio  intends to enter into  positions in futures contracts and related  options only for "bona fide  hedging"  purposes.  With respect to positions in futures and related  options that do not constitute  bona fide hedging  positions,  the Portfolio will not enter into a futures  contract or futures option  contract if, immediately  thereafter,  the aggregate  initial margin  deposits  relating to such positions plus premiums paid by it for open futures option positions,  less the amount by which any such options are  "in-the-money,"  would exceed 5% of the Portfolio's total net assets.
A call option is  "in-the-money"  if the value of the futures  contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

         When  purchasing a futures  contract,  the Portfolio  will maintain with its custodian (and  mark-to-market  on a daily basis)
cash or other liquid assets that, when added to the amounts deposited with a futures  commission  merchant as margin,  are equal to the market value of the futures  contract.  Alternatively,  the  Portfolio  may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Portfolio.

         When selling a futures contract,  the Portfolio will maintain with its custodian (and  mark-to-market on a daily basis) liquid assets that,  when added to the amount  deposited with a futures  commission  merchant as margin,  are equal to the market value of the instruments  underlying the contract.  Alternatively,  the Portfolio may "cover" its position by owning the instruments  underlying the contract (or, in the case of an index futures  contract,  a portfolio with a volatility  substantially  similar to that of the index on which the futures contract is based),  or by holding a call option  permitting the Portfolio to purchase the same futures contract at a price no higher than the price of the contract  written by the  Portfolio  (or at a higher price if the  difference  is  maintained  in liquid assets with the Trust's custodian).

         When selling a call option on a futures  contract,  the Portfolio  will maintain with its custodian (and  mark-to-market  on a daily basis) cash or other liquid  assets  that,  when added to the amounts  deposited  with a futures  commission  merchant as margin, equal the total market value of the futures contract  underlying the call option.  Alternatively,  the Portfolio may cover its position by entering  into a long  position in the same  futures  contract at a price no higher  than the strike  price of the call  option,  by owning the instruments  underlying the futures contract,  or by holding a separate call option permitting the Portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Portfolio.

         When selling a put option on a futures  contract,  the Portfolio  will maintain with its custodian  (and  mark-to-market  on a daily  basis)  cash or other  liquid  assets  that equal the  purchase  price of the  futures  contract,  less any  margin on  deposit.
Alternatively,  the  Portfolio  may cover the position  either by entering into a short  position in the same futures  contract,  or by owning a separate put option  permitting  it to sell the same futures  contract so long as the strike price of the purchased put option is the same or higher  than the strike  price of the put option  sold by the  Portfolio.  For a  discussion  of the risks  involved  in futures contracts and related options, see the Trust's Prospectus and this Statement under "Certain Factors and Investment Methods."

         Swap  Agreements.  The Portfolio may enter into interest rate,  index,  credit and currency  exchange rate swap agreements for purposes of  attempting  to obtain a particular  desired  return at a lower cost to the  Portfolio  than if the  Portfolio had invested directly in an  instrument  that yielded that desired  return.  The  Portfolio  may also enter into options on swap  agreements.  For a discussion of swap agreements,  see the Trust's  Prospectus  under  "Investment  Objectives and Policies." The Portfolio's  obligations
(or rights) under a swap agreement  will generally be equal only to the net amount to be paid or received under the agreement  based on the relative  values of the positions held by each party to the agreement  (the "net  amount").  The  Portfolio's  obligations  under a swap  agreement  will be accrued daily (offset  against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap  counterparty will be covered by the maintenance of a segregated  account  consisting of cash or other liquid assets to avoid any potential  leveraging of the  Portfolio's  portfolio.  The Portfolio  will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Portfolio's assets.

         Whether the  Portfolio's  use of swap  agreements  will be successful in furthering its  investment  objective of total return will depend on the  Sub-advisor's  ability  correctly to predict  whether  certain types of investments  are likely to produce  greater returns than other  investments.  Because they are two party  contracts and because they may have terms of longer than seven days, swap agreements  may be considered to be illiquid.  Moreover,  the  Portfolio  bears the risk of loss of the amount  expected to be received under a swap  agreement in the event of the default or bankruptcy of a swap  agreement  counterparty.  The  Sub-advisor  will cause the
Portfolio to enter into swap agreements  only with  counterparties  that would be eligible for  consideration  as repurchase  agreement counterparties  under the Portfolio's  repurchase agreement  guidelines.  Certain restrictions imposed on the Portfolio by the Internal
Revenue Code may limit the  Portfolio's  ability to use swap  agreements.  The swaps  market is a relatively  new market and is largely unregulated.  It is possible that developments in the swaps market,  including potential government regulation,  could adversely affect the Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

         Certain swap  agreements  are exempt from most  provisions  of the  Commodity  Exchange Act ("CEA")  and,  therefore,  are not regulated as futures or commodity  option  transactions  under the CEA,  pursuant to  regulations  approved by the CFTC. To qualify for this  exemption,  a swap  agreement  must be entered into by  "eligible  participants,"  which  includes  the  following,  provided the participants'  total assets exceed  established  levels:  a bank or trust  company,  savings  association  or credit  union,  insurance company,  investment  company subject to regulation  under the 1940 Act,  commodity  pool,  corporation,  partnership,  proprietorship, organization,  trust or other entity, employee benefit plan, governmental entity,  broker-dealer,  futures commission merchant, natural person,  or regulated  foreign person.  To be eligible,  natural  persons and most other entities must have total assets  exceeding $10 million;  commodity pools and employee benefit plans must have assets exceeding $5 million.  In addition,  an eligible swap transaction must meet three  conditions.  First,  the swap agreement may not be part of a fungible class of agreements that are  standardized as to their material economic terms.  Second, the  creditworthiness of parties with actual or potential  obligations under the swap agreement must be a material  consideration in entering into or determining the terms of the swap agreement,  including  pricing,  cost or credit enhancement  terms.  Third,  swap  agreements  may not be entered into and traded on or through a  multilateral  transaction  execution facility.

         This exemption is not exclusive,  and participants may continue to rely on existing  exclusions for swaps,  such as the Policy
Statement  issued in July 1989 which  recognized a safe harbor for swap  transactions  from  regulation as futures or commodity  option transactions  under the CEA or its  regulations.  The  Policy  Statement  applies  to swap  transactions  settled in cash that (1) have individually  tailored  terms,  (2) lack  exchange-style  offset  and the use of a  clearing  organization  or margin  system,  (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

         Structured  Notes.  Structured  notes are derivative  debt  securities,  the interest rate or principal of which is related to another economic  indicator or financial market index.  Indexed  securities  include  structured notes as well as securities other than debt  securities,  the interest  rate or principal  of which is  determined  by such an unrelated  indicator.  Indexed  securities  may include a multiplier  that  multiplies the indexed element by a specified  factor and,  therefore,  the value of such securities may be very volatile.  To the extent the Portfolio  invests in these  securities,  however,  the Sub-advisor  analyzes these securities in its overall assessment of the effective duration of the Portfolio's portfolio in an effort to monitor the Portfolio's interest rate risk.

         Foreign  Currency  Exchange  Related  Securities.  The  Portfolio  may also  invest in foreign  currency  warrants,  principal exchange rate linked  securities and  performance  indexed  paper.  For a discussion of these,  see this Statement  under "Certain Risk
Factors and Investment Methods."

         Warrants  to  Purchase  Securities.  The  Portfolio  may invest in or acquire  warrants  to  purchase  equity or  fixed-income securities.  Bonds with warrants  attached to purchase  equity  securities  have many  characteristics  of convertible  bonds and their prices may, to some degree,  reflect the  performance  of the  underlying  stock.  Bonds also may be issued with  warrants  attached to purchase  additional  fixed-income  securities  at the same coupon rate. A decline in interest  rates would permit the Portfolio to buy additional  bonds at the favorable  rate or to sell the warrants at a profit.  If interest  rates rise,  the warrants  would  generally expire with no value.

         Hybrid  Instruments.  The Portfolio may invest up to 5% of its assets in hybrid  instruments.  A hybrid instrument can combine the  characteristics  of  securities,  futures,  and  options.  Hybrids  can be used as an  efficient  means of  pursuing  a variety of investment  goals,  including  currency  hedging,  duration  management,  and increased total return.  For an additional  discussion of hybrid instruments and certain risks involved therein, see this Statement under "Certain Risk Factors and Investment Methods."

         Inverse  Floaters.  The  Portfolio  may also  invest in inverse  floating  rate debt  instruments  ("inverse  floaters").  The interest rate on an inverse  floater resets in the opposite  direction from the market rate of interest to which the inverse floater is indexed.  An inverse  floating  rate security may exhibit  greater  price  volatility  than a fixed rate  obligation of similar  credit quality.  The  Portfolio  will not invest more than 5% of its net assets in any  combination  of inverse  floater,  interest  only,  or principal only securities.

         Loan  Participations.  The Portfolio may purchase  participations  in commercial  loans.  Such  indebtedness may be secured or unsecured.  Loan participations  typically represent direct participation in a loan to a corporate borrower,  and generally are offered by banks or other  financial  institutions  or lending  syndicates.  When purchasing  loan  participations,  the Portfolio  assumes the credit  risk  associated  with the  corporate  borrower  and may assume the credit risk  associated  with an  interposed  bank or other financial  intermediary.  The  participation  interests  in which the  Portfolio  intends to invest may not be rated by any  nationally recognized rating service.

         A loan is often  administered  by an agent bank acting as agent for all holders.  The agent bank  administers the terms of the loan, as specified in the loan  agreement.  In addition,  the agent bank is normally  responsible  for the  collection of principal and interest  payments from the corporate  borrower and the  apportionment  of these payments to the credit of all  institutions  which are parties to the loan agreement.  Unless,  under the terms of the loan or other  indebtedness,  the Portfolio has direct recourse against the corporate  borrower,  the Portfolio may have to rely on the agent bank or other financial  intermediary to apply appropriate credit remedies against a corporate borrower.

         A  financial  institution's  employment  as agent bank might be  terminated  in the event that it fails to observe a requisite standard of care or becomes  insolvent.  A successor agent bank would generally be appointed to replace the terminated  agent bank, and assets held by the agent bank under the loan agreement  should remain  available to holders of such  indebtedness.  However,  if assets held by the agent bank for the  benefit of the  Portfolio  were  determined  to be  subject to the claims of the agent  bank's  general creditors,  the Portfolio might incur certain costs and delays in realizing payment on a loan or loan  participation and could suffer a loss of principal and/or interest.  In situations  involving other interposed  financial  institutions  (e.g., an insurance  company or governmental agency) similar risks may arise.

         Purchasers  of loans and other forms of direct  indebtedness  depend  primarily  upon the  creditworthiness  of the  corporate borrower for payment of principal and interest.  If the Portfolio  does not receive  scheduled  interest or principal  payments on such indebtedness,  the  Portfolio's  share price and yield could be adversely  affected.  Loans that are fully  secured offer the Portfolio more  protection  than an  unsecured  loan in the event of  non-payment  of  scheduled  interest  or  principal.  However,  there is no assurance  that the  liquidation  of  collateral  from a secured loan would satisfy the corporate  borrower's  obligation,  or that the collateral can be liquidated.

         The  Portfolio  may invest in loan  participations  with  credit  quality  comparable  to that of  issuers  of its  securities investments.  Indebtedness  of companies  whose  creditworthiness  is poor  involves  substantially  greater  risks,  and may be highly speculative.  Some  companies  may  never  pay  off  their  indebtedness,  or may  pay  only a  small  fraction  of  the  amount  owed.
Consequently,  when investing in  indebtedness  of companies  with poor credit,  the Portfolio  bears a substantial  risk of losing the entire amount invested.

         The  Portfolio  limits  the amount of its total  assets  that it will  invest in any one issuer or in issuers  within the same industry (see "Investment  Restrictions").  For purposes of these limits, the Portfolio  generally will treat the corporate borrower as the "issuer" of  indebtedness  held by the  Portfolio.  In the case of loan  participations  where a bank or other lending  institution serves as a financial  intermediary  between the Portfolio  and the  corporate  borrower,  if the  participation  does not shift to the
Portfolio the direct  debtor-creditor  relationship with the corporate  borrower,  SEC  interpretations  require the Portfolio to treat both the lending bank or other lending  institution  and the corporate  borrower as "issuers" for the purposes of  determining  whether the Portfolio  has invested  more than 5% of its total assets in a single  issuer.  Treating a financial  intermediary  as an issuer of indebtedness may restrict the Portfolio's ability to invest in indebtedness related to a single financial  intermediary,  or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

         Loan and other types of direct  indebtedness  may not be readily  marketable and may be subject to restrictions on resale.  In some cases,  negotiations involved in disposing of indebtedness may require weeks to complete.  Consequently,  some indebtedness may be difficult  or  impossible  to dispose of readily at what the  Sub-advisor  believes  to be a fair  price.  In  addition,  valuation  of illiquid  indebtedness  involves a greater degree of judgment in determining  the  Portfolio's  net asset value than if that value were based on available  market  quotations,  and could result in significant  variations in the Portfolio's  daily share price. At the same time, some loan interests are traded among certain  financial  institutions  and  accordingly  may be deemed liquid.  As the market for different  types of  indebtedness  develops,  the liquidity of these  instruments  is expected to improve.  In addition,  the Portfolio currently  intends to treat  indebtedness  for which there is no readily  available  market as illiquid for purposes of the Portfolio's limitation on illiquid  investments.  Investments  in loan  participations  are considered to be debt  obligations  for purposes of the
Trust's investment restriction relating to the lending of funds or assets by the Portfolio.

         Investments  in loans  through a direct  assignment  of the  financial  institution's  interests  with respect to the loan may involve  additional  risks to the  Portfolio.  For  example,  if a loan is  foreclosed,  the  Portfolio  could become part owner of any collateral,  and would bear the costs and  liabilities  associated  with owning and  disposing of the  collateral.  In addition,  it is conceivable  that under emerging legal theories of lender  liability,  the Portfolio  could be held liable as co-lender.  It is unclear whether loans and other forms of direct  indebtedness  offer  securities law protections  against fraud and  misrepresentation.  In the absence of definitive regulatory guidance,  the Portfolio relies on the Sub-advisor's  research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Portfolio.

         Delayed Funding Loans and Revolving Credit  Facilities.  The Portfolio may enter into, or acquire  participations  in, delayed funding loans and revolving  credit  facilities.  Delayed funding loans and revolving credit  facilities are borrowing  arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower  during a specified  term.  These  commitments may have the effect of requiring  the Portfolio to increase its  investment  in a company at a time when it might not otherwise  decide to do so (including  at a time when the  company's  financial  condition  makes it unlikely  that such amounts will be repaid).  To the extent that the Portfolio is committed to advance  additional  funds,  it will at all times segregate  liquid assets,  determined to be liquid by the  Sub-advisor in accordance  with  procedures  established by the Board of Trustee,  in an amount  sufficient to meet such commitments.  The Portfolio may invest in delayed  funding loans and revolving  credit  facilities  with credit  quality  comparable to that of issuers of its securities  investments.  Delayed funding loans and revolving  credit  facilities may be subject to restrictions on transfer,  and only limited  opportunities  may exist to resell such instruments.  As a result,  the Portfolio may be unable to sell such  investments at an opportune  time or may have to resell them at less than fair market value.  The Portfolio  currently  intend to treat delayed funding loans and revolving  credit  facilities for which there is no readily  available  market as illiquid for purposes of the Portfolio's  limitation on illiquid investments.  Participation  interests in revolving credit facilities will be subject to the limitations  discussed above under "Loan  Participations."  Delayed funding loans and revolving credit  facilities are considered to be debt obligations for purposes of the Trust's investment restriction relating to the lending of funds or assets by the Portfolio.

         Investment Policies Which May Be Changed Without  Shareholder  Approval.  The following  limitations are applicable to the AST
PIMCO Limited  Maturity  Bond  Portfolio.  These  limitations  are not  "fundamental"  restrictions  and may be changed by the Trustees without shareholder approval.  The Portfolio will not:

         1.       The  Portfolio  will not  change  its  policy  to invest  at least  80% of the  value of its  assets in fixed  income securities unless it provides 60 days prior written notice to its shareholders.

         2.       Invest  more  than 15% of the  assets of the  Portfolio  (taken at  market  value at the time of the  investment)  in
"illiquid  securities," illiquid securities being defined to include securities subject to legal or contractual  restrictions on resale
(which may include  private  placements),  repurchase  agreements  maturing in more than seven days,  certain  options  traded over the counter that a Portfolio  has  purchased,  securities  being used to cover such options a Portfolio has written,  securities  for which market quotations are not readily available, or other securities which legally or in the Sub-advisor's opinion may be deemed illiquid.

         3.       Invest  more  than 5% of the  assets  of the  Portfolio  (taken at  market  value at the time of  investment)  in any combination of interest only, principal only, or inverse floating rate securities.

         The Staff of the SEC has taken the position  that  purchased  OTC options and the assets used as cover for written OTC options are illiquid  securities.  Therefore,  the Portfolio has adopted an investment policy pursuant to which the Portfolio will not purchase or sell OTC options if, as a result of such  transactions,  the sum of the market value of OTC options currently  outstanding which are held by the Portfolio,  the market value of the underlying  securities  covered by OTC call options  currently  outstanding  which were sold by the  Portfolio  and margin  deposits on the  Portfolio's  existing  OTC options on futures  contracts  exceeds 15% of the total assets of the  Portfolio,  taken at market value,  together with all other assets of the Portfolio  which are illiquid or are otherwise not readily marketable.  However,  if an OTC option is sold by the Portfolio to a primary U.S. Government  securities dealer recognized by the Federal  Reserve Bank of New York and if the Portfolio has the  unconditional  contractual  right to repurchase  such OTC option from the dealer at a predetermined  price, then the Portfolio will treat as illiquid such amount of the underlying  securities equal to the repurchase price less the amount by which the option is  "in-the-money"  (i.e.,  current market value of the underlying  securities minus the option's  strike  price).  The  repurchase  price with the primary  dealers is  typically a formula  price which is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money."

AST Money Market Portfolio:

Investment Objective:  The investment objective of the Portfolio is to seek high current income and maintain high levels of liquidity.

Investment Policies:

         Bank  Obligations.  The  Portfolio  will not invest in bank  obligations  for which any  affiliate of the  Sub-advisor  is the ultimate obligor or accepting bank.

         Asset-Backed  Securities.  The Portfolio may invest in asset-backed  securities backed by credit card receivables,  automobile loans,  manufactured housing loans and home equity loans in an aggregate amount of up to 10% of the Portfolio's net assets,  subject to the  limitations  of rule 2a-7 under in  Investment  Company Act of 1940.  These  asset-backed  securities  in which the  Portfolio may invest are subject to the  Portfolio's  overall credit  requirements.  However,  asset-backed  securities,  in general,  are subject to certain risks.  Most of these risks are related to limited  interests in applicable  collateral.  For example,  credit card receivables are generally  unsecured and the debtors are entitled to the protection of a number of state and federal  consumer credit laws, many of which give such debtors the right to set off certain  amounts on credit card debt thereby  reducing the balance due.  Additionally,  if the letter of credit is exhausted,  holders of  asset-backed  securities may also  experience  delays in payments or losses if the full amounts  due on  underlying  sales  contracts  are not  realized.  Because  asset-backed  securities  are  relatively  new,  the market experience in these  securities  is limited and the market's  ability to sustain  liquidity  through all phases of the market cycle has not been tested.  For a discussion of  asset-backed  securities  and the risks  involved  therein see the Trust's  Prospectus  and this
Statement under "Certain Risk Factors and Investment Methods."

         Synthetic  Instruments.  As may be  permitted  by current  laws and  regulations  and if  expressly  permitted by the Board of
Trustees of the Trust, the Portfolio may invest in certain  synthetic  instruments.  Such instruments  generally involve the deposit of asset-backed  securities in a trust  arrangement and the issuance of certificates  evidencing  interests in the trust. The certificates are generally sold in private  placements in reliance on Rule 144A of the Securities Act of 1933 (without  registering the certificates under such Act).

         Reverse  Repurchase  Agreements.  The Portfolio invests the proceeds of borrowings under reverse  repurchase  agreements.  The
Portfolio  will enter into a reverse  repurchase  agreement  only when the  interest  income to be earned  from the  investment  of the proceeds is greater than the interest  expense of the transaction.  The Portfolio will not invest the proceeds of a reverse  repurchase agreement  for a period which  exceeds the  duration of the reverse  repurchase  agreement.  The  Portfolio  may not enter into reverse repurchase  agreements  exceeding in the aggregate  one-third of the market value of its total assets,  less liabilities other than the obligations  created by reverse  repurchase  agreements.  The  Portfolio  will  establish  and maintain  with its  custodian a separate account  with a  segregated  portfolio  of  securities  in an amount  at least  equal to its  purchase  obligations  under its  reverse repurchase  agreements.  If interest rates rise during the term of a reverse repurchase  agreement,  such reverse repurchase  agreement may have a negative impact on the Portfolio's ability to maintain a net asset value of $1.00 per share.

         Foreign  Securities.  The Portfolio may invest in U.S.  dollar-denominated  foreign  securities.  Any foreign commercial paper must not be subject to foreign  withholding  tax at the time of purchase.  Foreign  investments  may be made  directly in securities of foreign issuers or in the form of American  Depositary Receipts ("ADRs") and European  Depositary  Receipts ("EDRs").  Generally,  ADRs
and EDRs are  receipts  issued  by a bank or trust  company  that  evidence  ownership  of  underlying  securities  issued by a foreign corporation  and  that  are  designed  for use in the  domestic,  in the case of ADRs,  or  European,  in the case of EDRs,  securities markets.  For a  discussion  of  depositary  receipts  and the risks  involved  in  investing  in foreign  securities,  see the Trust's
Prospectus under "Certain Risk Factors and Investment Methods."

         Lending  Portfolio  Securities.  Loans  will be  subject to  termination  by the  Portfolio  in the  normal  settlement  time, generally three business days after notice.  Borrowed  securities  must be returned when the loan is terminated.  The Portfolio may pay reasonable  finders' and custodial fees in connection  with a loan. In making a loan, the Portfolio will consider the  creditworthiness of the borrowing financial institution.

Investment Objective and Policy Applicable to All Portfolios:

         In order to permit the sale of shares of the Trust to  separate  accounts  of  Participating  Insurance  Companies  in certain states,  the Trust may make commitments more  restrictive  than the  restrictions  described in the section of this Statement  entitled
"Investment  Restrictions."  Should the Trust  determine  that any such  commitment is no longer in the best interests of the Trust and its shareholders it will revoke the commitment and terminate sales of its shares in the state(s) involved.

         The Board of Trustees of the Trust may, from time to time,  promulgate  guidelines with respect to the investment  policies of the Portfolios.

INVESTMENT RESTRICTIONS:

         The  investment  restrictions  set forth below are  "fundamental"  policies.  See the  subsection of this  Statement  entitled
"Investment  Objectives and Policies" for further  discussion of "fundamental"  policies of the Trust and the requirements for changing such  "fundamental"  policies.  Investment  policies  that  are not  "fundamental"  may be  found  in the  general  description  of the investment policies of each Portfolio,  as described in the section of this Statement and the Trust's Prospectus  entitled  "Investment
Objectives and Policies."

         The investment restrictions below apply only to the Portfolio or Portfolios described in the text preceding the restrictions.

Investment  Restrictions  Applicable Only to the AST Alliance Growth and Income  Portfolio,  the AST JanCap Growth  Portfolio,  the AST
INVESCO Equity Income  Portfolio,  the AST Federated High Yield  Portfolio,  the AST PIMCO Total Return Bond  Portfolio,  the AST PIMCO
Limited Maturity Bond Portfolio and the AST Money Market Portfolio.

1.       A Portfolio will not buy any securities or other property on margin (except for such  short-term  credits as are necessary for the clearance of transactions).

2.        Portfolio will not invest in companies for the purpose of exercising control or management.

3.       A  Portfolio  will not  underwrite  securities  issued by others  except to the  extent  that the  Portfolio  may be deemed an underwriter when purchasing or selling securities.

4.       A Portfolio will not issue senior securities.

Investment Restrictions Applicable Only to the AST DeaM International Equity Portfolio:

         As a matter of fundamental policy, the Portfolio will not:

1.       Make loans of money or  securities  other than (a) through the  purchase of  securities  in  accordance  with the  Portfolio's investment  objective,  (b) through repurchase  agreements,  and (c) by lending portfolio securities in an amount not to exceed 33 1/3%
of the Portfolio's total assets;

2.       Underwrite  securities  issued by others except to the extent that the Portfolio may be deemed an underwriter  when purchasing or selling securities;

3.       Issue senior securities;

4.       Invest directly in physical  commodities (other than foreign currencies),  real estate or interests in real estate;  provided, that the Portfolio may invest in securities of issuers which invest in physical  commodities,  real estate or interests in real estate;
and, provided further,  that this restriction  shall not prevent the Portfolio from purchasing or selling options,  futures,  swaps and forward  contracts,  or from investing in securities or other instruments backed by physical  commodities,  real estate or interests in real estate;

5.       Make any investment  which would  concentrate 25% or more of the Portfolio's  total assets in the securities of issuers having their  principal  business  activities in the same industry,  provided that this  limitation  does not apply to  obligations  issued or guaranteed by the U.S. government, its agencies or instrumentalities;

6.       Borrow money except from banks in amounts up to 33 1/3% of the Portfolio's total assets;

7.       As to 75% of the value of its total assets,  invest more than 5% of its total assets,  at market value,  in the  securities of any one issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities); or

8.       As to 75% of the  value of its  total  assets,  purchase  more than 10% of any class of  securities  of any  single  issuer or purchase more than 10% of the voting securities of any single issuer.

         In applying the above  restriction  regarding  investments in a single industry,  the Portfolio uses industry  classifications based,  where  applicable,  on Baseline,  Bridge  Information  Systems,  Reuters,  the S&P Stock Guide  published by Standard & Poor's, information  obtained from Bloomberg L.P. and Moody's  International,  and/or the  prospectus of the issuing  company.  Selection of an appropriate  industry  classification  resource will be made by the  Sub-advisor  in the exercise of its reasonable  discretion.  (This note is not a fundamental policy.)

Investment Restrictions Applicable Only to the AST Janus Overseas Growth Portfolio:

1.       The Portfolio  may borrow money for  temporary or emergency  purposes  (not for  leveraging  or  investment)  in an amount not exceeding 33 1/3% of the value of its total assets  (including  the amount  borrowed)  less  liabilities  (other than  borrowings).  If borrowings  exceed 33 1/3% of the value of the  Portfolio's  total  assets by reason of a decline in net  assets,  the  Portfolio  will reduce its borrowings  within three business days to the extent necessary to comply with the 33 1/3% limitation.  This policy shall not prohibit reverse  repurchase  agreements,  deposits of assets to margin or guarantee  positions in futures,  options,  swaps or forward contracts, or the segregation of assets in connection with such contracts.

2.       The Portfolio will not, as to 75% of the value of its total assets,  own more than 10% of the  outstanding  voting  securities of any one issuer,  or purchase the  securities of any one issuer (except cash items and  "government  securities" as defined under the
1940 Act as  amended),  if  immediately  after and as a result of such  purchase,  the value of the  holdings of the  Portfolio  in the securities of such issuer exceeds 5% of the value of its total assets.

3.       The  Portfolio  will not  invest  more  than 25% of the  value of its  assets  in any  particular  industry  (other  than U.S.
government securities).

4.       The  Portfolio  will not invest  directly in real estate or interests in real estate;  however,  the Portfolio may own debt or equity securities issued by companies engaged in those businesses.

5.       The Portfolio will not purchase or sell physical  commodities  other than foreign  currencies  unless  acquired as a result of ownership of securities (but this limitation  shall not prevent the Portfolio from purchasing or selling  options,  futures,  swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

6.       The  Portfolio  may not make loans,  except that the  Portfolio  may (i) lend  portfolio  securities  in  accordance  with the
Portfolio's  investment  policies in amounts up to 33-1/3% of the total assets of the Portfolio  taken at market  value;  (ii) purchase money market  securities  and enter into  repurchase  agreements;  and (iii)  acquire  publicly  distributed  or privately  placed debt securities.

7.       The Portfolio will not act as an underwriter  of securities  issued by others,  except to the extent that the Portfolio may be deemed an underwriter in connection with the disposition of its securities.

8.       The Portfolio will not issue senior securities except in compliance with the 1940 Act.

Investment Restrictions Applicable Only to the AST American Century International Growth Portfolio:

         As a matter of fundamental policy, the Portfolio will not:

1.       The  Portfolio  may not make loans,  except that the  Portfolio  may (i) lend  portfolio  securities  in  accordance  with the
Portfolio's  investment  policies in amounts up to 33-1/3% of the total assets of the Portfolio  taken at market  value;  (ii) purchase money market  securities  and enter into  repurchase  agreements;  and (iii)  acquire  publicly  distributed  or privately  placed debt securities;

2.       With respect to 75% of the value of its total  assets,  purchase the security of any one issuer if such  purchase  would cause more than 5% of the Portfolio's assets at market to be invested in the securities of such issuer,  except U.S.  government  securities, or if the purchase would cause more than 10% of the outstanding voting securities of any one issuer to be held in the Portfolio;

3.       Invest more than 25% of the assets of the Portfolio,  exclusive of cash and U.S. government  securities,  in securities of any one industry;

4.       Issue any senior security except in compliance with the 1940 Act;

5.       Underwrite any  securities  except to the extent that the Portfolio may be deemed an  underwriter  when  purchasing or selling securities;

6.       Purchase or sell real estate.  (In the opinion of the  Sub-advisor,  this  restriction  will not preclude the  Portfolio  from investing in securities of corporations that deal in real estate);

7.       The  Portfolio  may not purchase or sell physical  commodities  unless  acquired as a result of the ownership of securities or instruments;  provided  that this  restriction  shall not  prohibit a Portfolio  from (i) engaging in  permissable  options and futures transactions  and forward  foreign  currency  contracts in accordance  with the  Portfolio's  investment  policies or (ii) investing in securities of any kind; or

8.       Borrow  any  money,  except in an amount  not in excess  of 33 1/3% of the total  assets of the  Portfolio,  and then only for emergency and extraordinary  purposes;  this does not prohibit the escrow and collateral  arrangements in connection with investment in interest rate futures contracts and related options by the Portfolio.

         In determining  industry groups for purposes of the above  restriction  regarding  investments in a single  industry,  the SEC ordinarily  uses the Standard  Industry  Classification  codes  developed by the United  States Office of  Management  and Budget.  The
Sub-advisor  monitors  industry  concentration  using a more  restrictive list of industry groups than that recommended by the SEC. The
Sub-advisor  believes that these  classifications are reasonable and are not so broad that the primary economic  characteristics of the companies in a single class are materially different.  The use of these more restrictive industry  classifications may, however,  cause the  Portfolio to forego  investment  possibilities  which may  otherwise  be  available to it under the 1940 Act.  (This note is not a fundamental policy.)

Investment Restrictions Applicable Only to the AST Gabelli Small-Cap Value Portfolio:

          The  following  fundamental  policies  should  be read in  connection  with the  notes  set  forth  below.  The notes are not fundamental policies.  As a matter of fundamental policy, the Portfolio may not:

1.       Borrow money except that the Portfolio may (i) borrow for  non-leveraging,  temporary or emergency purposes and (ii) engage in reverse repurchase  agreements and make other investments or engage in other transactions,  which may involve a borrowing,  in a manner consistent with the  Portfolio's  investment  objective and program,  provided that the combination of (i) and (ii) shall not exceed 33
1/3% of the value of the Portfolio's  total assets  (including the amount  borrowed) less  liabilities  (other than borrowings) or such other  percentage  permitted by law. Any  borrowings  which come to exceed this amount will be reduced in  accordance  with  applicable law.  The Portfolio may borrow from banks, and other funds or other persons to the extent permitted by applicable law;

2.       Purchase or sell physical commodities; except that it may enter into futures contracts and options thereon;

3.       Purchase the  securities of any issuer if, as a result,  more than 25% of the value of the  Portfolio's  total assets would be invested in the securities of issuers having their principal business activities in the same industry;

4.       Make loans,  although the Portfolio may (i) lend portfolio  securities and participate in an interfund  lending program to the extent  permitted by applicable law,  provided that no such loan may be made if, as a result,  the aggregate of such loans would exceed
33 1/3% of the value of the Portfolio's total assets;  (ii) purchase money market securities and enter into repurchase agreements;  and
(iii) acquire publicly-distributed or privately-placed debt securities and purchase debt;

5.       Purchase a security if, as a result,  with respect to 75% of the value of its total  assets,  more than 5% of the value of the
Portfolio's  total assets would be invested in the securities of a single issuer,  except  securities  issued or guaranteed by the U.S.
Government or any of its agencies or instrumentalities;

6.       Purchase a security if, as a result,  with respect to 75% of the value of the Portfolio's  total assets,  more than 10% of the outstanding  voting  securities of any issuer would be held by the Portfolio (other than  obligations  issued or guaranteed by the U.S.
Government, its agencies or instrumentalities);

7.       Purchase or sell real estate unless acquired as a result of ownership of securities or other  instruments  (but this shall not prevent the Portfolio from  investing in securities or other  instruments  backed by real estate or in securities of companies  engaged in the real estate business);

8.       Issue senior securities except in compliance with the 1940 Act; or

9.       Underwrite  securities  issued by other  persons,  except to the extent that the Portfolio may be deemed to be an  underwriter within the meaning of the Securities Act of 1933 in connection  with the purchase and sale of its portfolio  securities in the ordinary course of pursuing its investment program.

         Notes:  The following  notes should be read in connection with the  above-described  fundamental  policies.  The notes are not fundamental policies.

         With respect to investment  restrictions  (1) and (4), the Portfolio  will not borrow from or lend to any other fund unless it applies for and receives an exemptive order from the SEC, if so required,  or the SEC issues rules  permitting such  transactions.  The
Portfolio has no current  intention of engaging in any such activity and there is no assurance the SEC would grant any order  requested by the Portfolio or promulgate any rules allowing the transactions.

         With respect to investment  restriction (2), the Portfolio does not consider  currency  contracts or hybrid  investments to be commodities.

         For purposes of investment  restriction (3), U.S., state or local governments,  or related agencies or instrumentalities,  are not considered an industry.

         For purposes of investment  restriction  (4), the Portfolio  will consider the  acquisition  of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.

Investment Restrictions Applicable Only to the AST T. Rowe Price Natural Resources Portfolio:

          The  following  fundamental  policies  should  be read in  connection  with the  notes  set  forth  below.  The notes are not fundamental policies.  As a matter of fundamental policy, the Portfolio may not:

1.       Borrow money except that the Portfolio may (i) borrow for  non-leveraging,  temporary or emergency purposes and (ii) engage in reverse repurchase  agreements and make other investments or engage in other transactions,  which may involve a borrowing,  in a manner consistent with the  Portfolio's  investment  objective and program,  provided that the combination of (i) and (ii) shall not exceed 33
1/3% of the value of the Portfolio's  total assets  (including the amount  borrowed) less  liabilities  (other than borrowings) or such other  percentage  permitted by law. Any  borrowings  which come to exceed this amount will be reduced in  accordance  with  applicable law.  The Portfolio may borrow from banks, other Price Portfolios or other persons to the extent permitted by applicable law;

2.       Purchase or sell physical commodities; except that it may enter into futures contracts and options thereon;

3.       Purchase the  securities of any issuer if, as a result,  more than 25% of the value of the  Portfolio's  total assets would be invested in the securities of issuers having their principal business activities in the same industry;

4.       Make loans,  although the Portfolio may (i) lend portfolio  securities and  participate in an interfund  lending  program with other Price  Portfolios  provided  that no such loan may be made if, as a result,  the  aggregate of such loans would exceed 33 1/3% of the value of the  Portfolio's  total assets;  (ii) purchase  money market  securities and enter into repurchase  agreements;  and (iii)
acquire publicly-distributed or privately-placed debt securities and purchase debt;

5.       Purchase a security if, as a result,  with respect to 75% of the value of its total  assets,  more than 5% of the value of the
Portfolio's  total assets would be invested in the securities of a single issuer,  except  securities  issued or guaranteed by the U.S.
Government or any of its agencies or instrumentalities;

6.       Purchase a security if, as a result,  with respect to 75% of the value of the Portfolio's  total assets,  more than 10% of the outstanding  voting  securities of any issuer would be held by the Portfolio (other than  obligations  issued or guaranteed by the U.S.
Government, its agencies or instrumentalities);

7.       Purchase or sell real estate unless acquired as a result of ownership of securities or other  instruments  (but this shall not prevent the Portfolio from  investing in securities or other  instruments  backed by real estate or in securities of companies  engaged in the real estate business);

8.       Issue senior securities except in compliance with the 1940 Act; or

9.       Underwrite  securities  issued by other  persons,  except to the extent that the Portfolio may be deemed to be an  underwriter within the meaning of the Securities Act of 1933 in connection  with the purchase and sale of its portfolio  securities in the ordinary course of pursuing its investment program.

         Notes:  The following  notes should be read in connection with the  above-described  fundamental  policies.  The notes are not fundamental policies.

         With respect to investment  restriction (2), the Portfolio does not consider  currency  contracts or hybrid  investments to be commodities.

         For purposes of investment  restriction (3), U.S., state or local governments,  or related agencies or instrumentalities,  are not considered an industry.  Industries are determined by reference to the  classifications  of industries set forth in the Portfolio's semi-annual and annual reports.

         For purposes of investment  restriction  (4), the Portfolio  will consider the  acquisition  of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.

Investment Restrictions Applicable Only to the AST JanCap Growth Portfolio:

1.       The Portfolio will not purchase a security if as a result,  that Portfolio would own more than 10% of the  outstanding  voting securities of any issuer.

2.       As to 75% of the value of its total assets,  the Portfolio will not invest more than 5% of its total assets,  at market value, in the  securities of any one issuer  (except cash items and securities  issued or guaranteed by the U.S.  Government,  its agencies or instrumentalities).

3.       The  Portfolio  will not purchase a security if as a result,  more than 25% of its total  assets,  at market  value,  would be invested in the securities of issuers  principally  engaged in the same industry  (except  securities  issued or guaranteed by the U.S.
Government, its agencies or instrumentalities).

4.       The Portfolio will not purchase or sell real estate (although it may purchase  securities  secured by real estate interests or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein).

5.       The Portfolio will not purchase or sell physical  commodities  other than foreign  currencies  unless  acquired as a result of ownership of  securities  (but this shall not prevent the Portfolio  from  purchasing or selling  options,  futures,  swaps and forward contracts or from investing in securities and other instruments backed by physical commodities).

6.       The  Portfolio  may not make loans,  except that the  Portfolio  may (i) lend  portfolio  securities  in  accordance  with the
Portfolio's  investment  policies in amounts up to 33-1/3% of the total assets of the Portfolio  taken at market  value;  (ii) purchase money market  securities  and enter into  repurchase  agreements;  and (iii)  acquire  publicly  distributed  or privately  placed debt securities.

Investment Restrictions Applicable Only to the AST Alliance Growth and Income Portfolio:

1.       The Portfolio will not purchase a security if as a result,  that Portfolio would own more than 10% of the  outstanding  voting securities of any issuer.

2.       The  Portfolio  may not make loans,  except that the  Portfolio  may (i) lend  portfolio  securities  in  accordance  with the
Portfolio's  investment  policies in amounts up to 33-1/3% of the total assets of the Portfolio  taken at market  value;  (ii) purchase money market  securities  and enter into  repurchase  agreements;  and (iii)  acquire  publicly  distributed  or privately  placed debt securities.

3.       The Portfolio will not pledge,  mortgage,  or hypothecate its assets -- however, this provision does not apply to the grant of escrow receipts or the entry into other similar escrow arrangements arising out of the writing of covered call options.

4.       The  Portfolio  will not  purchase  securities  of any  issuer  unless  it or its  predecessor  has a record  of three  years'
continuous  operation,  except that the Portfolio may purchase  securities of such issuers through  subscription offers or other rights it receives as a security holder of companies  offering such  subscriptions  or rights,  and such purchases will then be limited in the aggregate to 5% of the Portfolio's net assets at the time of investment.

5.       The Portfolio will not  concentrate  its  investments in any one industry (the  Portfolio's  investment  policy of keeping its assets in those  securities which are selling at the most reasonable  prices in relation to value normally  results in  diversification among  many  industries  --  consistent  with this,  the  Portfolio  does not  intend to invest  more than 25% of its assets in any one industry  classification  used by the Sub-advisor for investment  purposes,  although such concentration  could, under unusual economic and market conditions, amount to 30% or conceivably somewhat more).

6.       The Portfolio  will not borrow money except from banks and then in amounts not in excess of 33 1/3% of its total  assets.  The
Portfolio may borrow at prevailing interest rates and invest the Portfolios in additional  securities.  The Portfolio's  borrowings are limited so that immediately after such borrowing the value of the Portfolio's  assets (including  borrowings) less its liabilities (not including  borrowings) is at least three times the amount of the  borrowings.  Should the Portfolio,  for any reason,  have  borrowings that do not meet the above test then,  within  three  business  days,  the  Portfolio  must  reduce such  borrowings  so as to meet the necessary test.  Under such a circumstance, the Portfolio have to liquidate securities at a time when it is disadvantageous to do so.

7.       The  Portfolio  will not make short sales except short sales made "against the box" to defer  recognition  of taxable gains or losses.

8.       The Portfolio will not purchase or sell real estate (although it may purchase  securities  secured by real estate interests or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein).

9.       The Portfolio  will not invest  directly in oil, gas, or other mineral  exploration  or  development  programs;  however,  the
Portfolio may purchase securities of issuers whose principal business activities fall within such areas.

10.      The Portfolio will not purchase a security if as a result,  more than 5% of the value of that  Portfolio's  assets,  at market value, would be invested in the securities of issuers which, with their predecessors, have been in business less than three years.

Investment Restrictions Applicable Only to the AST INVESCO Equity Income Portfolio:

         As a matter of fundamental policy, the Portfolio may not:

1.       Issue preference shares or create any funded debt;

2.       Sell short;

3.       Borrow money  except from banks in excess of 5% of the value of its total net assets,  and when  borrowing,  it is a temporary measure for emergency purposes;

4.       Buy or sell real estate,  commodities,  commodity  contracts  (however,  the  Portfolio  may purchase  securities of companies investing in real estate);

5.       Purchase  any  security  or enter  into a  repurchase  agreement,  if as a result,  more than 15% of its net  assets  would be invested in repurchase  agreements  not  entitling the holder to payment of principal and interest  within seven days and in securities that are  illiquid  by  virtue of legal or  contractual  restrictions  on resale or the  absence  of a readily  available  market.  The
Trustees or the Investment  Manager or the Sub-advisor,  acting pursuant to authority  delegated by the Trustees,  may determine that a readily  available  market exists for  securities  eligible for resale  pursuant to Rule 144A under the  Securities Act of 1933, or any successor to that rule, and therefore that such securities are not subject to the foregoing limitation;

6.       Purchase  securities  if the  purchase  would  cause  the  Portfolio,  at the time,  to have more than 5% of its total  assets invested in the securities of any one company or to own more than 10% of the voting  securities of any one company (except  obligations issued or guaranteed by the U.S. Government);

7.       The  Portfolio  may not make loans,  except that the  Portfolio  may (i) lend  portfolio  securities  in  accordance  with the
Portfolio's  investment  policies in amounts up to 33-1/3% of the total assets of the Portfolio  taken at market  value;  (ii) purchase money market  securities  and enter into  repurchase  agreements;  and (iii)  acquire  publicly  distributed  or privately  placed debt securities; or

8.       Invest more than 25% of the value of the Portfolio's assets in one particular industry.

Investment Restrictions Applicable Only to the AST American Century Strategic Balanced Portfolio:

         As a matter of fundamental policy, the Portfolio will not:

1.       The  Portfolio  may not make loans,  except that the  Portfolio  may (i) lend  portfolio  securities  in  accordance  with the
Portfolio's  investment  policies in amounts up to 33-1/3% of the total assets of the Portfolio  taken at market  value;  (ii) purchase money market  securities  and enter into  repurchase  agreements;  and (iii)  acquire  publicly  distributed  or privately  placed debt securities.

2.       With respect to 75% of the value of its total  assets,  purchase the security of any one issuer if such  purchase  would cause more than 5% of the  Portfolio's  assets at market to be invested in the  securities of such issuer,  except  United States  government securities,  or if the purchase  would cause more than 10% of the  outstanding  voting  securities  of any one issuer to be held in the
Portfolio;

3.       Invest more than 25% of the assets of the Portfolio,  exclusive of cash and U.S. government  securities,  in securities of any one industry;

4.       Issue any senior security except in compliance with the 1940 Act;

5.       Underwrite any  securities  except to the extent that the Portfolio may be deemed an  underwriter  when  purchasing or selling securities;

6.       Purchase or sell real estate.  (In the opinion of the  Sub-advisor,  this  restriction  will not preclude the  Portfolio  from investing in securities of corporations that deal in real estate.);

7.       The  Portfolio  may not purchase or sell physical  commodities  unless  acquired as a result of the ownership of securities or instruments;  provided  that this  restriction  shall not  prohibit a Portfolio  from (i) engaging in  permissable  options and futures transactions  and forward  foreign  currency  contracts in accordance  with the  Portfolio's  investment  policies or (ii) investing in securities of any kind; or

8.       Borrow  any  money,  except in an amount  not in excess  of 33 1/3% of the total  assets of the  Portfolio,  and then only for emergency and extraordinary  purposes;  this does not prohibit the escrow and collateral  arrangements in connection with investment in interest rate futures contracts and related options by the Portfolio.

Investment Restrictions Only Applicable to the AST T. Rowe Price Asset Allocation Portfolio:

         The  following  fundamental  policies  should  be read in  connection  with the  notes  set  forth  below.  The  notes are not fundamental policies.  As a matter of fundamental policy, the Portfolio may not:

1.       Borrow money except that the Portfolio may (i) borrow for  non-leveraging,  temporary or emergency purposes and (ii) engage in reverse  repurchase  agreements  and make other  investments or engage in other  transactions,  which may or may be deemed to involve a borrowing,  in a manner  consistent with the Portfolio's  investment  objective and policies,  provided that the combination of (i) and
(ii) shall not exceed 33 1/3% of the value of the Portfolio's  total assets  (including the amount  borrowed) less  liabilities  (other than  borrowings)  or such other  percentage  permitted  by law.  Any  borrowings  which come to exceed  this amount will be reduced in accordance with applicable law. The Portfolio may borrow from banks,  other Price  Portfolios or other persons to the extent  permitted by applicable law;

2.       Purchase or sell physical commodities; except that it may enter into futures contracts and options thereon;

3.       Purchase the  securities of any issuer if, as a result,  more than 25% of the value of the  Portfolio's  total assets would be invested in the securities of issuers having their principal business activities in the same industry;

4.       Make loans,  although the  Portfolio may (i) purchase  money market  securities  and enter into  repurchase  agreements;  (ii)
acquire  publicly-  distributed  or privately  placed debt  securities and purchase debt;  (iii) lend  portfolio  securities;  and (iv)
participate in an interfund  lending program with other Price  Portfolios  provided that no such loan may be made if, as a result,  the aggregate of such loans would exceed 33 1/3% of the value of the Portfolio's total assets;

5.       Purchase a security if, as a result,  with respect to 75% of the value of its total  assets,  more than 5% of the value of the
Portfolio's  total assets would be invested in the securities of a single issuer,  except  securities  issued or guaranteed by the U.S.
government, or any of its agencies or instrumentalities;

6.       Purchase a security if, as a result,  with respect to 75% of the value of the Portfolio's  total assets,  more than 10% of the outstanding  voting  securities of any issuer would be held by the Portfolio (other than  obligations  issued or guaranteed by the U.S.
government, its agencies or instrumentalities);

7.       Purchase or sell real estate unless acquired as a result of ownership of securities or other  instruments  (but this shall not prevent the Portfolio from  investing in securities or other  instruments  backed by real estate or securities of companies  engaged in the real estate business);

8.       Issue senior securities except in compliance with the 1940 Act; or

9.       Underwrite  securities  issued by other  persons,  except to the extent that the Portfolio may be deemed to be an  underwriter within the meaning of the Securities Act of 1933 in connection  with the purchase and sale of its portfolio  securities in the ordinary course of pursuing its investment program.

         Notes:  The following  notes should be read in connection  with the above described  fundamental  policies.  The notes are not fundamental policies.

         With  respect to  investment  restrictions  (1) and (4),  the  Portfolio  will not borrow or lend to any other fund  unless it applies for and receives an exemptive order from the SEC, if so required,  or the SEC issues rules  permitting such  transactions.  The
Portfolio has no current  intention of engaging in any such activity and there is no assurance the SEC would grant any order  requested by the Portfolio or promulgate any rules allowing the transactions.

         With respect to investment  restriction (2), the Portfolio does not consider  currency  contracts on hybrid  investments to be commodities.

         For the purposes of investment  restriction (3), United States federal,  state or local  governments,  or related agencies and instrumentalities, are not considered an industry.  Foreign governments are considered an industry.

         For purposes of investment  restriction  (4), the Portfolio  will consider the  acquisition  of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.

Investment Restrictions Applicable Only to the AST T. Rowe Price Global Bond Portfolio:

         As a matter of fundamental policy, the Portfolio may not:

1.       Borrow money,  except as a temporary  measure for  extraordinary  or emergency  purposes or except in connection  with reverse repurchase agreements provided that the Portfolio maintains asset coverage of 300% for all borrowings;

2.       Purchase or sell real estate  (except that the Portfolio may invest in (i)  securities of companies  which deal in real estate or mortgages,  and (ii) securities  secured by real estate or interests  therein,  and that the Portfolio reserves freedom of action to hold and to sell  real  estate  acquired  as a result  of the  Portfolio's  ownership  of  securities)  or  purchase  or sell  physical commodities or contracts relating to physical commodities;

3.       Act as  underwriter  of securities  issued by others,  except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Portfolio;

4.       Make  loans to other  persons,  except (a) loans of  portfolio  securities,  and (b) to the  extent the entry into  repurchase agreements and the purchase of debt  securities in accordance with its investment  objectives and investment  policies may be deemed to be loans;

5.       Issue senior securities except in compliance with the 1940 Act; or

6.       Purchase any  securities  which would cause more than 25% of the market value of its total assets at the time of such purchase to be invested in the  securities of one or more issuers having their  principal  business  activities in the same  industry,  provided that there is no limitation  with respect to investments in obligations  issued or guaranteed by the U.S.  Government,  its agencies or instrumentalities  (for the purposes of this restriction,  telephone companies are considered to be in a separate industry from gas and electric  public  utilities,  and  wholly-owned  finance  companies  are  considered  to be in the  industry of their  parents if their activities are primarily related to financing the activities of their parents).

Notes: The following notes should be read in connection with the above described  fundamental  policies.  The notes are not fundamental policies.

For purposes of investment  restriction  (4), the Portfolio  will consider the  acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.

For purposes of investment  restriction  (6), U.S.,  state or local  governments,  or related  agencies or  instrumentalities,  are not considered  an industry.  It is the  position of the Staff of the SEC that  foreign  governments  are  industries  for purposes of this restriction.  For as long as this staff  position is in effect,  the Portfolio will not invest more than 25% of its total assets in the securities  of any single  governmental  issuer.  For  purposes of this  restriction,  governmental  entities are  considered  separate issuers.

Investment Restrictions Applicable Only to the AST Federated High Yield Portfolio:

1.       The Portfolio  will not purchase any securities on margin but may obtain such  short-term  credits as may be necessary for the clearance of transactions.

2.       The Portfolio will not borrow money except as a temporary measure for  extraordinary or emergency  purposes and then only from banks and only in amounts not in excess of 5% of the value of its net assets,  taken at the lower of cost or market.  In  addition,  to meet redemption  requests without immediately  selling portfolio  securities,  the Portfolio may borrow up to one-third of the value of its total assets  (including  the amount  borrowed) less its  liabilities  (not  including  borrowings,  but including the current fair market  value of any  securities  carried  in open  short  positions).  This  practice  is not for  investment  leverage  but solely to facilitate  management  of the  portfolio by enabling the  Portfolio to meet  redemption  requests  when the  liquidation  of portfolio securities  is deemed to be  inconvenient  or  disadvantageous.  If,  due to market  fluctuations  or other  reasons,  the value of the
Portfolio's  assets falls below 300% of its borrowings,  it will reduce its borrowings  within three business days. No more than 10% of the value of the Portfolio's total assets at the time of providing such security may be used to secure borrowings.

3.       The  Portfolio  will not invest more than 5% of its total  assets in the  securities  of any one issuer  (except cash and cash instruments,  securities issued or guaranteed by the U.S. government,  its agencies,  or  instrumentalities,  or instruments secured by these money market instruments, such as repurchase agreements).

4.       The  Portfolio  will not invest more than 5% of the value of its total assets in  securities  of  companies,  including  their predecessors, that have been in operation for less than three years.

5.       The  Portfolio  will not invest more than 5% of the value of its total  assets in foreign  securities  which are not  publicly traded in the United States.

6.       The Portfolio will not purchase or sell real estate,  although it may invest in marketable  securities  secured by real estate or interests in real estate, and it may invest in the marketable securities of companies investing or dealing in real estate.

7.       The Portfolio  will not purchase or sell  commodities  or commodity  contracts or oil, gas, or other  mineral  exploration  or development programs. However, it may invest in the marketable securities of companies investing in or sponsoring such programs.

8.       The  Portfolio  may not make loans,  except that the  Portfolio  may (i) lend  portfolio  securities  in  accordance  with the
Portfolio's  investment  policies in amounts up to 33-1/3% of the total assets of the Portfolio  taken at market  value;  (ii) purchase money market  securities  and enter into  repurchase  agreements;  and (iii)  acquire  publicly  distributed  or privately  placed debt securities.

9.       The Portfolio will not write, purchase, or sell puts, calls, or any combination thereof.

10.      The  Portfolio  will not make short  sales of  securities  or  maintain  short  positions,  unless:  during the time the short position is open, it owns an equal amount of the securities sold or securities  readily and freely  convertible  into or  exchangeable, without  payment of additional  consideration,  for securities of the same issue as, and equal in amount to, the securities sold short;
and not more than 10% of the Portfolio's net assets (taken at current value) is held as collateral for such sales at any one time.

11.      The Portfolio  will not purchase  securities of a company for the purpose of exercising  control or management.  However,  the
Portfolio may invest in up to 10% of the voting  securities of any one issuer and may exercise its voting  powers  consistent  with the best interests of the Portfolio.  From time to time, the Portfolio,  together with other investment  companies  advised by subsidiaries or affiliates of Federated  Investors,  may together buy and hold  substantial  amounts of a company's voting stock. All such stock may be voted together.  In some such cases,  the Portfolio and the other  investment  companies  might  collectively be considered to be in control of the company in which they have invested.  In some cases,  Trustee,  agents,  employees,  officers, or others affiliated with or acting for the  Portfolio,  its  Sub-advisor,  or affiliated  companies  might possibly  become  directors of companies in which the
Portfolio holds stock.

12.      The  Portfolio  will not  invest  more than 25% of the  value of its total  assets in one  industry.  However,  for  temporary defensive  purposes,  the  Portfolio  may at times  invest more than that  percentage  in: cash and cash  items;  securities  issued or guaranteed by the U.S. government, its agencies, or instrumentalities;  or instruments secured by these money market instruments,  such as repurchase agreements.

Investment Restrictions Applicable Only to the AST PIMCO Total Return Bond Portfolio:

1.       The Portfolio  will not invest in a security if, as a result of such  investment,  more than 25% of its total assets (taken at market  value at the time of  investment)  would be  invested  in  securities  of issuers of a  particular  industry,  except that this restriction  does not apply to  securities  issued or  guaranteed  by the U.S.  government  or its  agencies or  instrumentalities  (or repurchase agreements with respect thereto);

2.       The  Portfolio  will not, with respect to 75% of its total  assets,  invest in a security if, as a result of such  investment, more than 5% of its total  assets  (taken at market value at the time of  investment)  would be invested in the  securities  of any one issuer,  except that this  restriction  does not apply to securities  issued or  guaranteed  by the U.S.  government or its agencies or instrumentalities (or repurchase agreements with respect thereto);

3.       The Portfolio will not, with respect to 75% of its assets,  invest in a security if, as a result of such investment,  it would hold more than 10% (taken at the time of investment) of the outstanding voting securities of any one issuer;

4.       The Portfolio will not purchase or sell real estate (although it may purchase  securities  secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein);

5.       The Portfolio will not purchase or sell commodities  contracts or oil, gas or mineral  programs.  This  restriction  shall not prohibit the Portfolio,  subject to restrictions  stated in the Trust's  Prospectus and elsewhere in this Statement,  from  purchasing, selling or entering into futures  contracts,  options on futures  contracts,  foreign  currency  forward  contracts,  foreign  currency options, or any interest rate, securities related or foreign currency-related  hedging instrument,  including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities laws or commodities laws;

6.       The Portfolio will not borrow money,  issue senior  securities,  pledge,  mortgage,  hypothecate  its assets,  except that the
Portfolio may (i) borrow from banks or enter into reverse repurchase agreements,  or employ similar investment  techniques,  and pledge its assets in connection  therewith,  but only if immediately  after each  borrowing  there is an asset coverage of 300% and (ii) enter into transactions in options,  futures and options on futures and other derivative  instruments as described in the Trust's  Prospectus and this  Statement  (the deposit of assets in escrow in  connection  with the writing of covered put and call options and the purchase of  securities  on a  when-issued  or delayed  delivery  basis,  collateral  arrangements  with respect to initial or variation  margin deposits for future contracts and commitments  entered into under swap agreements or other derivative  instruments,  will not be deemed to be pledges of the Portfolio's assets);

7.       The Portfolio will not lend funds or other assets,  except that the Portfolio may,  consistent  with its investment  objective and  policies:  (a) invest in debt  obligations,  including  bonds,  debentures  or other debt  securities,  bankers'  acceptances  and commercial  paper,  even though the purchase of such  obligations  may be deemed to be the making of a loan, (b) enter into  repurchase agreements,  and (c) lend its Portfolio  securities in an amount not to exceed  one-third the value of its total assets,  provided such loans are and in accordance with applicable guidelines established by the SEC and the Trust's Board of Trustees; or

8.       The Portfolio will not maintain a short position, or purchase,  write or sell puts, calls, straddles,  spreads or combinations thereof,  except as set forth in the Trust's  Prospectus  and this  Statement  for  transactions  in options,  futures,  and options on futures transactions arising under swap agreements or other derivative instruments.

Investment Restrictions Applicable Only to the AST PIMCO Limited Maturity Bond Portfolio:

         As a matter of fundamental policy, the Portfolio may not:

1.       Invest in a security  if, as a result of such  investment,  more than 25% of its total  assets  (taken at market  value at the time of such investment) would be invested in the securities of issuers in any particular  industry,  except that this restriction does not apply to securities  issued or guaranteed by the U.S.  Government or its agencies or  instrumentalities  (or repurchase  agreements with respect thereto);

2.       With respect to 75% of its assets,  invest in a security if, as a result of such investment,  more than 5% of its total assets
(taken  at  market  value at the time of such  investment)  would be  invested  in  securities  of any one  issuer,  except  that  this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

3.       With  respect to 75% of its  assets,  invest in a  security  if, as a result of such  investment,  it would hold more than 10%
(taken at the time of such investment) of the outstanding voting securities of any one issuer;

4.       Purchase or sell real estate (although it may purchase  securities secured by real estate or interests therein,  or securities issued by companies which invest in real estate, or interests therein);

5.       Purchase or sell commodities or commodities  contracts or oil, gas or mineral  programs.  This restriction  shall not prohibit the Portfolio,  subject to  restrictions  described in the  Prospectus and elsewhere in this  Statement,  from  purchasing,  selling or entering into futures contracts,  options, or any interest rate,  securities-related  or foreign  currency-related  hedging instrument, including swap  agreements  and other  derivative  instruments,  subject to compliance  with any  applicable  provisions of the federal securities or commodities laws;

6.       Borrow money,  issue senior  securities,  or pledge,  mortgage or  hypothecate  its assets,  except that the Portfolio may (i)
borrow from banks or enter into reverse  repurchase  agreements,  or employ  similar  investment  techniques,  and pledge its assets in connection  therewith,  but only if immediately  after each borrowing there is asset coverage of 300% and (ii) enter into  transactions in options,  futures and options on futures and other derivative  instruments as described in the Prospectus and in this Statement (the deposit of assets in escrow in  connection  with the  writing of covered  put and call  options and the  purchase  of  securities  on a when-issued  or delayed  delivery  basis,  collateral  arrangements  with respect to initial or variation  margin  deposits for futures contracts and commitments entered into under swap agreements or other derivative  instruments,  will not be deemed to be pledges of the
Portfolio assets);

7.       Lend any funds or other assets,  except that a Portfolio  may,  consistent  with its  investment  objective and policies:  (a)
invest in debt  obligations,  including  bonds,  debentures or other debt securities,  banker'  acceptance and commercial  paper,  even though the purchase of such  obligations may be deemed to be the making of loans,  (b) enter into repurchase  agreements,  and (c) lend its  portfolio  securities  in an amount not to exceed  one-third  of the value of its total  assets,  provided  such loans are made in accordance with applicable guidelines established by the SEC and the Trust's Board of Trustees; or

8.       Maintain a short position,  or purchase,  write or sell puts, calls,  straddles,  spreads or combinations  thereof,  except on such conditions as may be set forth in the Prospectus and in this Statement.

Investment Restrictions Applicable Only to the AST Money Market Portfolio:

1.       The Portfolio will not purchase a security if as a result,  the Portfolio  would own more than 10% of the  outstanding  voting securities of any issuer.

2.       As to 75% of the value of its total assets,  the Portfolio will not invest more than 5% of its total assets,  at market value,
in  the  securities  of  any  one  issuer  (except  securities  issued  or  guaranteed  by  the  U.S.   Government,   its  agencies  or
instrumentalities).

3.       The Portfolio will not acquire any illiquid  securities,  such as repurchase  agreements with more than seven days to maturity or fixed time deposits with a duration of over seven  calendar days, if as a result  thereof,  more than 10% of the market value of the
Portfolio's total assets would be in investments which are illiquid.

4.       The  Portfolio  will not purchase a security if as a result,  more than 25% of its total  assets,  at market  value,  would be invested in the securities of issuers  principally  engaged in the same industry  (except  securities  issued or guaranteed by the U.S.
Government,  its agencies or instrumentalities,  negotiable  certificates of deposit, time deposits, and bankers' acceptances of United
States branches of United States banks).

5.       The Portfolio will not enter into reverse repurchase  agreements  exceeding in the aggregate  one-third of the market value of the Portfolio's total assets, less liabilities other than obligations created by reverse repurchase agreements.

6.       The Portfolio will not borrow money,  except from banks for  extraordinary or emergency  purposes and then only in amounts not to exceed 10% of the value of the  Portfolio's  total  assets,  taken at cost,  at the time of such  borrowing.  The  Portfolio may not mortgage,  pledge or  hypothecate  any assets  except in  connection  with any such  borrowing  and in amounts not to exceed 10% of the value of the  Portfolio's  net assets at the time of such  borrowing.  The  Portfolio  will not purchase  securities  while  borrowings exceed 5% of the  Portfolio's  total assets.  This borrowing  provision is included to facilitate  the orderly sale of securities,  for example,  in the event of abnormally  heavy  redemption  requests,  and is not for  investment  purposes and shall not apply to reverse repurchase agreements.

7.       The Portfolio  will not make loans,  except  through  purchasing  or holding debt  obligations,  or entering  into  repurchase agreements, or loans of Portfolio securities in accordance with the Portfolio's investment objectives and policies.

8.       The Portfolio will not purchase securities on margin, make short sales of securities,  or maintain a short position,  provided that this  restriction  shall not be deemed to be applicable  to the purchase or sale of  when-issued  securities or of securities  for delivery at a future date.

9.       The  Portfolio  will not  purchase  or sell  puts,  calls,  straddles,  spreads,  or any  combination  thereof;  real  estate;
commodities;  or commodity contracts or interests in oil, gas or mineral exploration or development  programs.  However,  the Portfolio may purchase  bonds or commercial  paper issued by companies  which invest in real estate or interests  therein  including  real estate investment trusts.

Investment  Restrictions  Applicable Only to the AST Strong  International Equity Portfolio,  the AST MFS Global Equity Portfolio,  the
AST PBHG Small-Cap Growth Portfolio,  the AST DeAM Small-Cap Growth Portfolio,  the AST Federated Aggressive Growth Portfolio,  the AST
Goldman Sachs Small-Cap  Value  Portfolio,  the AST DeAM Small-Cap Value  Portfolio,  the AST Janus Mid-Cap Growth  Portfolio,  the AST
Neuberger Berman Mid-Cap Growth  Portfolio,  the AST Neuberger Berman Mid-Cap Value Portfolio,  the AST Alger All-Cap Growth Portfolio,
the AST Gabelli All-Cap Value  Portfolio,  the AST Alliance Growth  Portfolio,  the AST MFS Growth  Portfolio,  the AST Marsico Capital
Growth Portfolio, the AST DeAM Large-Cap Growth Portfolio,  the AST DeAM Large-Cap Value Portfolio,  the AST Alliance/Bernstein  Growth
+ Value Portfolio,  the AST Sanford Bernstein Core Value Portfolio,  the AST Cohen & Steers Realty Portfolio, the AST Sanford Bernstein
Managed Index 500 Portfolio,  the AST American Century Income & Growth  Portfolio,  the AST MFS Growth with Income  Portfolio,  the AST
DeAM Global Allocation Portfolio, the AST Lord Abbett Bond-Debenture Portfolio and the AST DeAM Bond Portfolio.

         1.       No Portfolio may issue senior securities, except as permitted under the 1940 Act.

         2.       No  Portfolio  may borrow  money,  except that a Portfolio  may (i) borrow  money for  non-leveraging,  temporary  or emergency  purposes,  and (ii) engage in reverse  repurchase  agreements and make other  investments  or engage in other  transactions, which may involve a borrowing,  in a manner  consistent  with the  Portfolio's  investment  objective and  policies;  provided that the combination  of (i) and (ii) shall not exceed 33 1/3% of the value of the  Portfolio's  assets  (including  the amount  borrowed)  less liabilities  (other than  borrowings) or such other  percentage  permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance  with  applicable law.  Subject to the above  limitations,  a Portfolio may borrow from banks or other persons to the extent permitted by applicable law.

         3.       No Portfolio  may  underwrite  securities  issued by other  persons,  except to the extent that the  Portfolio may be deemed to be an underwriter  (within the meaning of the  Securities Act of 1933) in connection  with the purchase and sale of portfolio securities.

         4.       No Portfolio  may purchase or sell real estate  unless  acquired as a result of the  ownership of securities or other instruments;  provided that this restriction  shall not prohibit a Portfolio from investing in securities or other  instruments  backed by real estate or in securities of companies engaged in the real estate business.

         5.       No Portfolio may purchase or sell physical  commodities unless acquired as a result of the ownership of securities or instruments;  provided  that this  restriction  shall not  prohibit a Portfolio  from (i) engaging in  permissible  options and futures transactions  and forward  foreign  currency  contracts in accordance with the Portfolio's  investment  policies,  or (ii) investing in securities of any kind.

         6.       No Portfolio  may make loans,  except that a Portfolio  may (i) lend  portfolio  securities  in  accordance  with the
Portfolio's  investment  policies in amounts up to 33 1/3% of the total assets of the Portfolio  taken at market  value,  (ii) purchase money market  securities  and enter into  repurchase  agreements,  and (iii)  acquire  publicly  distributed  or privately  placed debt securities.

         7.       No Portfolio other than the AST Cohen & Steers Realty Portfolio may purchase any security if, as a result,  more than
25% of the value of the Portfolio's  assets would be invested in the securities of issuers having their principal  business  activities in the same industry;  provided that this  restriction  does not apply to  investments in obligations  issued or guaranteed by the U.S.
Government  or any of its  agencies or  instrumentalities  (or  repurchase  agreements  with respect  thereto).  The AST Cohen & Steers
Realty Portfolio will invest at least 25% of its total assets in securities of companies engaged in the real estate business.

         8.       No Portfolio  other than the AST Janus Mid-Cap Growth  Portfolio,  the AST DeAM Large-Cap Value Portfolio and the AST
Cohen & Steers  Realty  Portfolio  may,  with respect to 75% of the value of its total  assets,  purchase the  securities of any issuer
(other than securities issued or guaranteed by the U.S.  Government or any of its agencies or  instrumentalities)  if, as a result, (i)
more than 5% of the value of the  Portfolio's  total assets would be invested in the  securities of such issuer,  or (ii) more than 10%
of the outstanding  voting securities of such issuer would be held by the Portfolio.  The AST Janus Mid-Cap Growth  Portfolio,  the AST
DeAM  Large-Cap  Value  Portfolio  and the AST Cohen & Steers Realty  Portfolio  may not,  with respect to 50% of a  Portfolio's  total assets,  invest in the  securities  of any one issuer  (other than the U.S.  Government  and its  agencies and  instrumentalities),  if immediately  after and as a result of such  investment  more than 5% of the total  assets of the  Portfolio  would be  invested in such issuer.

         If a restriction  on a  Portfolio's  investments  is adhered to at the time an investment is made, a subsequent  change in the percentage of Portfolio assets invested in certain  securities or other  instruments,  or change in average duration of the Portfolio's investment  portfolio,  resulting from changes in the value of the Portfolio's total assets,  will not be considered a violation of the restriction;  provided,  however,  that the asset  coverage  requirement  applicable  to  borrowings  shall be maintained in the manner contemplated by applicable law.

         With respect to investment  restrictions  (2) and (6), a Portfolio will not borrow or lend to any other fund unless it applies for and receives an exemptive order from the SEC, if so required,  or the SEC issues rules  permitting such  transactions.  There is no assurance the SEC would grant any order requested by a Portfolio or promulgate any rules allowing the transactions.

         With  respect to  investment  restriction  (6),  the  restriction  on making loans is not  considered  to limit a  Portfolio's investments in loan participations and assignments.

         With respect to investment  restriction (7), the AST Strong  International Equity Portfolio and the AST DeAM Global Allocation
Portfolio will not consider a bank-issued  guaranty or financial  guaranty insurance as a separate security for purposes of determining the percentage of the Portfolios' assets invested in the securities of issuers in a particular industry.

CERTAIN RISK FACTORS AND INVESTMENT METHODS:

         Some of the  investment  instruments,  techniques and methods which may be used by one or more of the Portfolios and the risks attendant  thereto are described below.  Other risk factors and investment  methods may be described in the "Investment  Objectives and
Policies" and "Certain Risk Factors and Investment  Methods"  section in the Trust's  Prospectus and in the "Investment  Objectives and
Policies"  section of this  Statement.  The risks and  investment  methods  described  below apply only to those  Portfolios  which may invest in such instruments or use such techniques.

Debt Obligations:

         Yields on short,  intermediate,  and  long-term  securities  are  dependent  on a variety of factors,  including,  the general conditions of the money and bond markets,  the size of a particular  offering,  the maturity of the  obligation,  and the rating of the issue. Debt securities with longer  maturities tend to produce higher yields and are generally  subject to potentially  greater capital appreciation  and  depreciation  than  obligations  with shorter  maturities  and lower yields.  The market  prices of debt  securities usually  vary,  depending  upon  available  yields.  An  increase  in  interest  rates will  generally  reduce  the value of  portfolio investments,  and a decline  in  interest  rates  will  generally  increase  the value of  portfolio  investments.  The  ability of the
Portfolio to achieve its investment  objectives is also dependent on the  continuing  ability of the issuers of the debt  securities in which the Portfolio invests to meet their obligations for the payment of interest and principal when due.

Special Risks Associated with Low-Rated and Comparable Unrated Securities:

         Low-rated and comparable  unrated  securities,  while generally offering higher yields than  investment-grade  securities with similar  maturities,  involve  greater risks,  including the possibility of default or bankruptcy.  They are regarded as  predominantly speculative with respect to the issuer's  capacity to pay interest and repay principal.  The special risk  considerations in connection with such investments are discussed below.  See the Appendix of this Statement for a discussion of securities ratings.

         Effect of Interest Rates and Economic  Changes.  The low-rated and comparable  unrated  securities  market is relatively  new, and its  growth  paralleled  a long  economic  expansion.  As a result,  it is not clear how this  market  may  withstand  a  prolonged recession or economic  downturn.  Such a prolonged  economic  downturn could severely  disrupt the market for and adversely  affect the value of such securities.

         All interest-bearing  securities typically experience  appreciation when interest rates decline and depreciation when interest rates rise. The market values of low-rated and comparable  unrated securities tend to reflect  individual  corporate  developments to a greater  extent than do  higher-rated  securities,  which react  primarily  to  fluctuations  in the general  level of interest  rates.
Low-rated and comparable  unrated  securities also tend to be more sensitive to economic  conditions than are higher-rated  securities.
As a result,  they generally involve more credit risks than securities in the higher-rated  categories.  During an economic downturn or a sustained period of rising interest rates,  highly leveraged  issuers of low-rated and comparable  unrated  securities may experience financial  stress and may not have  sufficient  revenues to meet their payment  obligations.  The issuer's  ability to service its debt obligations  may also be adversely  affected by specific  corporate  developments,  the issuer's  inability to meet specific  projected business  forecasts,  or the  unavailability  of  additional  financing.  The risk of loss due to default by an issuer of low-rated and comparable  unrated securities is significantly  greater than issuers of higher-rated  securities because such securities are generally unsecured and are often  subordinated  to other  creditors.  Further,  if the issuer of a low-rated  and  comparable  unrated  security defaulted,  a Portfolio  might incur  additional  expenses to seek  recovery.  Periods of economic  uncertainty  and changes would also generally  result  in  increased  volatility  in the  market  prices of  low-rated  and  comparable  unrated  securities  and thus in a
Portfolio's net asset value.

         As previously stated,  the value of such a security will decrease in a rising interest rate market and accordingly,  so will a
Portfolio's net asset value. If a Portfolio  experiences  unexpected net redemptions in such a market,  it may be forced to liquidate a portion of its portfolio  securities without regard to their investment  merits. Due to the limited liquidity of high-yield  securities
(discussed  below) a Portfolio may be forced to liquidate  these  securities  at a substantial  discount.  Any such  liquidation  would reduce a Portfolio's asset base over which expenses could be allocated and could result in a reduced rate of return for a Portfolio.

         Payment  Expectations.  Low-rated  and  comparable  unrated  securities  typically  contain  redemption,  call,  or prepayment provisions  which permit the issuer of such  securities  containing  such  provisions to, at their  discretion,  redeem the securities.
During  periods of falling  interest  rates,  issuers  of  high-yield  securities  are  likely to redeem or prepay the  securities  and refinance  them with debt  securities  with a lower  interest  rate.  To the extent an issuer is able to refinance the  securities,  or otherwise  redeem them, a Portfolio may have to replace the securities with a  lower-yielding  security,  which would result in a lower return for a Portfolio.

         Issuers of lower-rated  securities are often highly leveraged,  so that their ability to service their debt obligations during an  economic  downturn  or during  sustained  periods  of  rising  interest  rates  may be  impaired.  Such  issuers  may not have more traditional  methods of financing  available to them and may be unable to repay  outstanding  obligations  at maturity by  refinancing.
The risk of loss due to default in payment of interest or  repayment of principal  by such  issuers is  significantly  greater  because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

         Credit Ratings.  Credit ratings issued by  credit-rating  agencies  evaluate the safety of principal and interest  payments of rated  securities.  They do not,  however,  evaluate  the  market  value risk of  low-rated  and  comparable  unrated  securities  and, therefore,  may not fully  reflect the true risks of an  investment.  In  addition,  credit-rating  agencies may or may not make timely changes in a rating to  reflect  changes  in the  economy  or in the  condition  of the  issuer  that  affect  the market  value of the security.  Consequently,  credit ratings are used only as a preliminary  indicator of investment quality.  Investments in low-rated and comparable  unrated  securities will be more dependent on the Sub-advisor's  credit analysis than would be the case with investments in investment-grade  debt  securities.  The Sub-advisor  may employ its own credit  research and analysis,  which could include a study of existing debt, capital structure,  ability to service debt and to pay dividends,  the issuer's sensitivity to economic conditions,  its operating  history,  and the current  trend of earnings.  The  Sub-advisor  continually  monitors the  investments  in a Portfolio  and evaluates  whether to dispose of or to retain  low-rated and comparable  unrated  securities whose credit ratings or credit quality may have changed.

         Liquidity and Valuation.  A Portfolio may have difficulty  disposing of certain  low-rated and comparable  unrated  securities because  there may be a thin  trading  market for such  securities.  Because  not all dealers  maintain  markets in all  low-rated  and comparable unrated securities,  there is no established retail secondary market for many of these securities.  A Portfolio  anticipates that such securities could be sold only to a limited number of dealers or institutional  investors.  To the extent a secondary  trading market does exist, it is generally not as liquid as the secondary  market for higher-rated  securities.  The lack of a liquid secondary market may have an adverse  impact on the market  price of the  security.  As a result,  a  Portfolio's  asset value and a  Portfolio's ability to dispose of  particular  securities,  when  necessary  to meet a  Portfolio's  liquidity  needs or in  response to a specific economic  event,  may be impacted.  The lack of a liquid  secondary  market for certain  securities may also make it more difficult for the Portfolio to obtain accurate market quotations for purposes of valuing a Portfolio.  Market  quotations are generally  available on many low-rated and  comparable  unrated  issues only from a limited  number of dealers and may not  necessarily  represent firm bids of such  dealers or prices  for actual  sales.  During  periods of thin  trading,  the spread  between  bid and asked  prices is likely to increase  significantly.  In addition,  adverse publicity and investor perceptions,  whether or not based on fundamental analysis,  may decrease the values and liquidity of low-rated and comparable unrated securities, especially in a thinly-traded market.

Put and Call Options:

         Writing  (Selling)  Call Options.  A call option gives the holder  (buyer) the "right to purchase" a security or currency at a specified  price  (the  exercise  price),  at  expiration  of the  option  (European  style) or at any time  until a certain  date (the expiration  date)  (American  style).  So long as the  obligation  of the writer of a call  option  continues,  he may be  assigned  an exercise notice by the broker-dealer  through whom such option was sold,  requiring him to deliver the underlying  security or currency against payment of the exercise  price.  This  obligation  terminates  upon the expiration of the call option,  or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold.

          When  writing a call  option,  a  Portfolio,  in return for the  premium,  gives up the  opportunity  for profit from a price increase in the underlying  security or currency above the exercise price, but conversely  retains the risk of loss should the price of the  security or currency  decline.  Unlike one who owns  securities  or  currencies  not subject to an option,  the  Portfolio  has no control over when it may be required to sell the underlying  securities or currencies,  since it may be assigned an exercise  notice at any time prior to the  expiration  of its  obligation  as a writer.  If a call option  which the  Portfolio  has written  expires,  the
Portfolio  will realize a gain in the amount of the premium;  however,  such gain may be offset by a decline in the market value of the underlying  security or currency  during the option  period.  If the call option is exercised,  a Portfolio will realize a gain or loss from the sale of the underlying security or currency.

          Writing  (Selling)  Put Options.  A put option gives the purchaser of the option the right to sell,  and the writer  (seller)
has the obligation to buy, the underlying  security or currency at the exercise price during the option period  (American  style) or at the  expiration of the option  (European  style).  So long as the  obligation of the writer  continues,  he may be assigned an exercise notice by the  broker-dealer  through whom such option was sold,  requiring him to make payment of the exercise price against  delivery of the underlying  security or currency.  The operation of put options in other  respects,  including  their related risks and rewards, is substantially identical to that of call options.

         Premium  Received  from  Writing Call or Put  Options.  A Portfolio  will receive a premium from writing a put or call option, which increases such  Portfolio's  return in the event the option expires  unexercised or is closed out at a profit.  The amount of the premium will reflect,  among other things,  the  relationship  of the market price of the underlying  security to the exercise price of the option,  the term of the option and the  volatility of the market price of the  underlying  security.  By writing a call option,  a
Portfolio  limits its  opportunity to profit from any increase in the market value of the underlying  security above the exercise price of the option.  By writing a put option, a Portfolio  assumes the risk that it may be required to purchase the underlying  security for an exercise  price higher than its then current market value,  resulting in a potential  capital loss if the purchase price exceeds the market value plus the amount of the premium received, unless the security subsequently appreciates in value.

         Closing  Transactions.  Closing  transactions may be effected in order to realize a profit on an outstanding  call option,  to prevent an  underlying  security or currency  from being  called,  or, to permit the sale of the  underlying  security or  currency.  A
Portfolio may  terminate an option that it has written prior to its  expiration  by entering  into a closing  purchase  transaction  in which it  purchases  an option  having  the same terms as the  option  written.  A  Portfolio  will  realize a profit or loss from such transaction if the cost of such  transaction is less or more than the premium  received from the writing of the option.  In the case of a put option,  any loss so incurred may be partially or entirely offset by the premium  received from a simultaneous or subsequent sale of a different  put option.  Because  increases in the market  price of a call option will  generally  reflect  increases in the market price of the  underlying  security,  any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by such Portfolio.

          Furthermore,  effecting a closing  transaction  will permit the  Portfolio  to write  another  call option on the  underlying security  or  currency  with  either a  different  exercise  price or  expiration  date or both.  If the  Portfolio  desires  to sell a particular  security or currency from its portfolio on which it has written a call option,  or purchased a put option,  it will seek to effect a closing  transaction prior to, or concurrently  with, the sale of the security or currency.  There is, of course, no assurance that the Portfolio will be able to effect such closing  transactions at a favorable  price.  If the Portfolio  cannot enter into such a transaction,  it may be  required to hold a security  or  currency  that it might  otherwise  have sold.  When the  Portfolio  writes a covered call option,  it runs the risk of not being able to participate in the appreciation of the underlying  securities or currencies above the exercise  price,  as well as the risk of being  required to hold on to  securities  or currencies  that are  depreciating  in value.  This could result in higher  transaction  costs.  The Portfolio will pay  transaction  costs in connection  with the writing of options to close out previously  written  options.  Such  transaction  costs are normally higher than those applicable to purchases and sales of portfolio securities.

          Purchasing  Call  Options.  Call  options  may be  purchased  by a  Portfolio  for the purpose of  acquiring  the  underlying securities or currencies for its  portfolio.  Utilized in this fashion,  the purchase of call options  enables the Portfolio to acquire the  securities  or  currencies  at the  exercise  price of the call option plus the premium  paid.  At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the  securities or currencies  directly.  This technique may also be useful to a Portfolio in purchasing a large block of securities  or currencies  that would be more  difficult to acquire by direct  market  purchases.  So long as it holds such a call  option  rather  than the  underlying  security  or  currency  itself,  the
Portfolio is partially  protected  from any unexpected  decline in the market price of the underlying  security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

          Purchasing  Put Options.  A Portfolio may purchase a put option on an underlying  security or currency (a  "protective  put")
owned by the  Portfolio as a defensive  technique in order to protect  against an  anticipated  decline in the value of the security or currency.  Such hedge  protection  is  provided  only during the life of the put option  when the  Portfolio,  as the holder of the put option,  is able to sell the  underlying  security or currency at the put exercise  price  regardless of any decline in the  underlying security's  market  price or  currency's  exchange  value.  For example,  a put option may be purchased in order to protect  unrealized appreciation of a security or currency where a Sub-advisor  deems it desirable to continue to hold the security or currency  because of tax  considerations.  The premium paid for the put option and any transaction  costs would reduce any capital gain otherwise  available for distribution when the security or currency is eventually sold.

          By  purchasing  put options on a security or currency it does not own, the  Portfolio  seeks to benefit from a decline in the market price of the  underlying  security or currency.  If the put option is not sold when it has  remaining  value,  and if the market price of the  underlying  security or currency  remains equal to or greater than the exercise  price during the life of the put option, the  Portfolio  will lose its entire  investment  in the put option.  In order for the purchase of a put option to be  profitable,  the market price of the  underlying  security or currency  must  decline  sufficiently  below the  exercise  price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

          Dealer  Options.  Exchange-traded  options  generally  have a  continuous  liquid  market  while  dealer  options  have none.
Consequently,  the Portfolio  will  generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it.  Similarly,  when the Portfolio  writes a dealer  option,  it generally will be able to close out the option prior to its  expiration  only by entering into a closing  purchase  transaction  with the dealer to which the Portfolio originally  wrote the option.  While the  Portfolio  will seek to enter into  dealer  options  only with  dealers who will agree to and which are  expected  to be capable of entering  into  closing  transactions  with the  Portfolio,  there can be no  assurance  that the
Portfolio  will be able to liquidate a dealer option at a favorable  price at any time prior to expiration.  Until the Portfolio,  as a covered dealer call option writer, is able to effect a closing purchase  transaction,  it will not be able to liquidate  securities (or other  assets) used as cover until the option  expires or is exercised.  In the event of insolvency of the contra party,  the Portfolio may be unable to liquidate a dealer option.  With respect to options  written by the  Portfolio,  the inability to enter into a closing transaction  may result in material  losses to the Portfolio.  For example,  since the Portfolio must maintain a secured  position with respect to any call  option on a security  it writes,  the  Portfolio  may not sell the assets  which it has  segregated  to secure the position while it is obligated under the option.  This requirement may impair the Portfolio's  ability to sell portfolio  securities at a time when such sale might be advantageous.

          The Staff of the SEC has taken the position that  purchased  dealer  options and the assets used to secure the written dealer options are illiquid  securities.  The  Portfolio  may treat the cover used for written OTC options as liquid if the dealer agrees that the Portfolio may repurchase  the OTC option it has written for a maximum price to be calculated by a  predetermined  formula.  In such cases,  the OTC option would be  considered  illiquid  only to the extent the maximum  repurchase  price under the formula  exceeds the intrinsic  value of the option.  To this extent,  the Portfolio will treat dealer options as subject to the  Portfolio's  limitation on unmarketable  securities.  If the SEC changes its position on the liquidity of dealer options,  the Portfolio will change its treatment of such instruments accordingly.

         Certain Risk Factors in Writing Call Options and in Purchasing  Call and Put Options:  During the option period,  a Portfolio, as writer of a call option has, in return for the premium  received on the option,  given up the opportunity  for capital  appreciation above the exercise  price should the market price of the  underlying  security  increase,  but has retained the risk of loss should the price of the  underlying  security  decline.  The writer has no control over the time when it may be required to fulfill its obligation as a writer of the  option.  The risk of  purchasing  a call or put  option is that the  Portfolio  may lose the  premium  it paid plus transaction  costs.  If the Portfolio  does not exercise the option and is unable to close out the position  prior to expiration of the option, it will lose its entire investment.

         An option  position may be closed out only on an exchange  which provides a secondary  market.  There can be no assurance that a liquid  secondary  market will exist for a particular  option at a particular  time and that the Portfolio can close out its position by  effecting  a  closing  transaction.  If the  Portfolio  is unable to effect a  closing  purchase  transaction,  it cannot  sell the underlying  security  until the option  expires or the option is  exercised.  Accordingly,  the  Portfolio  may not be able to sell the underlying  security  at a time when it might  otherwise  be  advantageous  to do so.  Possible  reasons  for the  absence  of a liquid secondary  market include the following:  (i)  insufficient  trading  interest in certain  options;  (ii)  restrictions on transactions imposed by an exchange;  (iii) trading halts,  suspensions or other  restrictions  imposed with respect to particular classes or series of options or underlying  securities;  (iv)  inadequacy of the facilities of an exchange or the clearing  corporation to handle trading volume;  and (v) a decision by one or more  exchanges  to  discontinue  the  trading of options or impose  restrictions  on orders.  In addition,  the hours of trading for options may not conform to the hours  during which the  underlying  securities  are traded.  To the extent that the options markets close before the markets for the underlying  securities,  significant price and rate movements can take place in the  underlying  markets  that cannot be  reflected in the options  markets.  The purchase of options is a highly  specialized activity  which  involves  investment  techniques  and risks  different  from  those  associated  with  ordinary  portfolio  securities transactions.

         Each exchange has established  limitations governing the maximum number of call options,  whether or not covered, which may be written by a single  investor  acting  alone or in concert with others  (regardless  of whether such options are written on the same or different  exchanges  or are held or written on one or more  accounts  or  through  one or more  brokers).  An  exchange  may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions.

Options on Stock Indices:

         Options on stock  indices are similar to options on specific  securities  except  that,  rather than the right to take or make delivery  of the  specific  security  at a specific  price,  an option on a stock  index  gives the holder the right to  receive,  upon exercise of the option,  an amount of cash if the closing  level of that stock index is greater  than,  in the case of a call,  or less than,  in the case of a put,  the exercise  price of the option.  This amount of cash is equal to such  difference  between the closing price of the index and the exercise  price of the option  expressed in dollars  multiplied by a specified  multiple.  The writer of the option is obligated,  in return for the premium received, to make delivery of this amount.  Unlike options on specific securities,  all settlements of options on stock indices are in cash and gain or loss depends on general  movements in the stocks  included in the index rather than price  movements  in  particular  stocks.  A stock index  futures  contract is an  agreement  in which one party  agrees to deliver to the other an amount of cash equal to a specific  amount  multiplied by the difference  between the value of a specific stock index at the close of the last  trading day of the  contract  and the price at which the  agreement  is made.  No physical  delivery of securities is made.

         Risk  Factors in Options on Indices.  Because the value of an index  option  depends  upon the  movements  in the level of the index rather than upon  movements in the price of a particular  security,  whether the  Portfolio  will realize a gain or a loss on the purchase or sale of an option on an index depends upon the  movements in the level of prices in the market  generally or in an industry or market segment rather than upon movements in the price of the  individual  security.  Accordingly,  successful use of positions will depend upon a Sub-advisor's  ability to predict  correctly  movements in the direction of the market generally or in the direction of a particular industry.  This requires different skills and techniques than predicting changes in the prices of individual securities.

         Index prices may be distorted if trading of  securities  included in the index is  interrupted.  Trading in index options also may be  interrupted in certain  circumstances,  such as if trading were halted in a substantial  number of securities in the index.  If this occurred,  a Portfolio  would not be able to close out options which it had written or purchased and, if  restrictions on exercise were imposed, might be unable to exercise an option it purchased, which would result in substantial losses.

         Price movements in Portfolio  securities will not correlate  perfectly with movements in the level of the index and therefore, a Portfolio  bears the risk that the price of the  securities  may not increase as much as the level of the index.  In this event,  the
Portfolio  would bear a loss on the call which would not be  completely  offset by  movements  in the prices of the  securities.  It is also  possible that the index may rise when the value of the  Portfolio's  securities  does not. If this  occurred,  a Portfolio  would experience  a loss on the call which would not be offset by an  increase in the value of its  securities  and might also  experience  a loss in the market value of its securities.

         Unless a  Portfolio  has other  liquid  assets  which are  sufficient  to satisfy  the  exercise  of a call on the index,  the
Portfolio will be required to liquidate securities in order to satisfy the exercise.

         When a  Portfolio  has  written a call on an index,  there is also the risk that the market may  decline  between the time the
Portfolio  has the call  exercised  against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Portfolio is able to sell  securities.  As with options on securities,  the Sub-advisor will not learn that a call has been  exercised  until the day following the exercise  date,  but,  unlike a call on  securities  where the Portfolio  would be able to deliver the  underlying  security in settlement,  the Portfolio may have to sell part of its securities in order to make  settlement in cash, and the price of such securities might decline before they could be sold.

         If a Portfolio  exercises a put option on an index which it has  purchased  before final  determination  of the closing  index value for the day,  it runs the risk that the level of the  underlying  index may change  before  closing.  If this  change  causes the exercised option to fall  "out-of-the-money"  the Portfolio will be required to pay the difference  between the closing index value and the exercise  price of the option  (multiplied  by the applicable  multiplier)  to the assigned  writer.  Although the Portfolio may be able to minimize  this risk by  withholding  exercise  instructions  until just before the daily cutoff time or by selling  rather than exercising  an option when the index level is close to the  exercise  price,  it may not be possible to  eliminate  this risk  entirely because the cutoff time for index  options may be earlier than those fixed for other types of options and may occur  before  definitive closing index values are announced.

Trading in Futures:

          A futures  contract  provides  for the future  sale by one party and  purchase by another  party of a  specified  amount of a specific  financial  instrument (e.g.,  units of a stock index) for a specified price,  date, time and place designated at the time the contract is made.  Brokerage  fees are  incurred  when a futures  contract is bought or sold and margin  deposits  must be  maintained.
Entering into a contract to buy is commonly  referred to as buying or purchasing a contract or holding a long  position.  Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

          Unlike when the  Portfolio  purchases  or sells a security,  no price  would be paid or  received by the  Portfolio  upon the purchase or sale of a futures  contract.  Upon entering into a futures  contract,  and to maintain the  Portfolio's  open  positions in futures  contracts,  the Portfolio  would be required to deposit with its custodian in a segregated  account in the name of the futures broker an amount of cash,  U.S.  government  securities,  suitable  money  market  instruments,  or other liquid  securities,  known as
"initial  margin." The margin required for a particular  futures  contract is set by the exchange on which the contract is traded,  and may be  significantly  modified from time to time by the exchange  during the term of the contract.  Futures  contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

          If the  price  of an open  futures  contract  changes  (by  increase  in the case of a sale or by  decrease  in the case of a purchase)  so that  the loss on the  futures  contract  reaches  a point at  which  the  margin  on  deposit  does not  satisfy  margin requirements,  the broker will require an increase in the margin.  However,  if the value of a position  increases because of favorable price changes in the futures  contract so that the margin deposit  exceeds the required  margin,  the broker will pay the excess to the
Portfolio.

          These subsequent payments,  called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying  assets fluctuate making the long and short positions in the futures contract more or less valuable,  a process known as  "marking  to the  market." A  Portfolio  may or may not earn  interest  income on its margin  deposits.  Although  certain  futures contracts,  by their terms,  require  actual future  delivery of and payment for the underlying  instruments,  in practice most futures contracts  are usually  closed out before the  delivery  date.  Closing out an open  futures  contract  purchase or sale is effected by entering  into an  offsetting  futures  contract  purchase  or sale,  respectively,  for the same  aggregate  amount  of the  identical securities and the same delivery date. If the offsetting  purchase price is less than the original sale price,  the Portfolio  realizes a gain; if it is more,  the Portfolio  realizes a loss.  Conversely,  if the offsetting  sale price is more than the original  purchase price,  the Portfolio  realizes a gain; if it is less, the Portfolio  realizes a loss. The  transaction  costs must also be included in these  calculations.  There can be no assurance,  however,  that a Portfolio will be able to enter into an offsetting  transaction with respect to a particular  futures contract at a particular  time. If the Portfolio is not able to enter into an offsetting  transaction, the Portfolio will continue to be required to maintain the margin deposits on the futures contract.

          For example,  one contract in the  Financial  Times Stock  Exchange 100 Index future is a contract to buy 25 pounds  sterling multiplied  by the level of the UK  Financial  Times 100 Share  Index on a given  future  date.  Settlement  of a stock  index  futures contract may or may not be in the  underlying  security.  If not in the  underlying  security,  then  settlement  will be made in cash, equivalent  over time to the difference  between the contract price and the actual price of the underlying  asset at the time the stock index futures contract expires.

         Options on futures are similar to options on  underlying  instruments  except that options on futures give the  purchaser  the right,  in return for the  premium  paid,  to assume a position in a futures  contract  (a long  position if the option is a call and a short  position if the option is a put),  rather than to purchase or sell the futures  contract,  at a specified  exercise price at any time during the period of the option.  Upon  exercise of the option,  the delivery of the futures  position by the writer of the option to the holder of the option will be  accompanied  by the delivery of the  accumulated  balance in the writer's  futures  margin account which  represents  the amount by which the market price of the futures  contract,  at  exercise,  exceeds (in the case of a call) or is less than (in the case of a put) the  exercise  price of the option on the  futures  contract.  Alternatively,  settlement  may be made totally in cash.  Purchasers  of options who fail to exercise  their  options  prior to the exercise  date suffer a loss of the premium paid.

         The writer of an option on a futures  contract  is  required  to deposit  margin  pursuant  to  requirements  similar to those applicable  to futures  contracts.  Upon  exercise of an option on a futures  contract,  the  delivery  of the futures  position by the writer of the option to the holder of the option will be  accompanied  by delivery of the  accumulated  balance in the writer's  margin account.  This amount will be equal to the amount by which the market  price of the futures  contract at the time of exercise  exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

         Although  financial futures  contracts by their terms call for actual delivery or acceptance of securities,  in most cases the contracts  are  closed out before the  settlement  date  without  the making or taking of  delivery.  Closing  out is  accomplished  by effecting an  offsetting  transaction.  A futures  contract  sale is closed out by effecting a futures  contract  purchase for the same aggregate  amount of  securities  and the same  delivery  date. If the sale price exceeds the  offsetting  purchase  price,  the seller immediately  would be paid the  difference  and would  realize a gain. If the  offsetting  purchase  price exceeds the sale price,  the seller  would  immediately  pay the  difference  and would  realize a loss.  Similarly,  a futures  contract  purchase is closed out by effecting a futures  contract  sale for the same  securities  and the same  delivery  date.  If the  offsetting  sale price exceeds the purchase  price,  the purchaser would realize a gain,  whereas if the purchase price exceeds the offsetting  sale price,  the purchaser would realize a loss.

         Commissions on financial  futures  contracts and related  options  transactions  may be higher than those which would apply to purchases and sales of securities directly.

         A public market exists in interest rate futures  contracts  covering  primarily  the  following  financial  instruments:  U.S.
Treasury  bonds;  U.S.  Treasury notes;  Government  National  Mortgage  Association  ("GNMA")  modified  pass-through  mortgage-backed securities;  three-month U.S. Treasury bills;  90-day commercial  paper; bank certificates of deposit;  and Eurodollar  certificates of deposit.  It is expected  that  Futures  contracts  trading in  additional  financial  instruments  will be  authorized.  The  standard contract  size is  generally  $100,000 for Futures  contracts in U.S.  Treasury  bonds,  U.S.  Treasury  notes,  and GNMA  pass-through securities and $1,000,000 for the other designated  Futures  contracts.  A public market exists in Futures contracts  covering a number of indexes,  including,  but not limited to, the Standard & Poor's 500 Index,  the  Standard & Poor's 100 Index,  the NASDAQ 100 Index,
the Value Line Composite Index and the New York Stock Exchange Composite Index.

         Regulatory  Matters.  The Staff of SEC has taken the position that the purchase and sale of futures  contracts and the writing of related options may give rise to "senior  securities" for the purposes of the  restrictions  contained in Section 18 of the 1940 Act on  investment  companies'  issuing  senior  securities.  However,  the Staff has taken the position  that no senior  security  will be created if a Portfolio  maintains in a segregated  account an amount of cash or other liquid assets at least equal to the amount of the
Portfolio's  obligation under the futures  contract or option.  Similarly,  no senior security will be created if a Portfolio  "covers"
its futures and options positions by owning  corresponding  positions or securities  underlying the positions that enable the Portfolio to close out its futures  and options  positions  without  paying  additional  cash  consideration.  Each  Portfolio  will  conduct its purchases and sales of any futures contracts and writing of related options transactions in accordance with these requirements.

         Certain Risks Relating to Futures Contracts and Related Options.  There are special risks involved in futures transactions.

                   Volatility and Leverage.  The prices of futures  contracts are volatile and are influenced,  among other things,  by actual and  anticipated  changes in the market and  interest  rates,  which in turn are  affected by fiscal and  monetary  policies and national and international policies and economic events.

          Most United States futures  exchanges  limit the amount of fluctuation  permitted in futures  contract prices during a single trading day. The daily limit  establishes  the maximum amount that the price of a futures  contract may vary either up or down from the previous  day's  settlement  price at the end of a trading  session.  Once the daily  limit has been  reached in a  particular  type of futures  contract,  no trades may be made on that day at a price beyond that limit.  The daily limit governs only price movement during a particular  trading day and therefore does not limit potential  losses,  because the limit may prevent the liquidation of unfavorable positions.  Futures contract prices have occasionally moved to the daily limit for several  consecutive  trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

          Because of the low margin deposits  required,  futures trading involves an extremely high degree of leverage.  As a result, a relatively  small  price  movement  in a futures  contract  may result in  immediate  and  substantial  loss,  as well as gain,  to the investor.  For example,  if at the time of purchase,  10% of the value of the futures contract is deposited as margin, a subsequent 10%
decrease  in the value of the  futures  contract  would  result in a total loss of the margin  deposit,  before any  deduction  for the transaction  costs,  if the account  were then closed out. A 15% decrease  would result in a loss equal to 150% of the original  margin deposit,  if the  contract  were  closed out.  Thus,  a purchase  or sale of a futures  contract  may result in losses in excess of the amount invested in the futures contract.  However,  the Portfolio would presumably have sustained  comparable losses if, instead of the futures contract,  it had invested in the underlying  instrument and sold it after the decline.  Furthermore,  in the case of a futures contract  purchase,  in order to be certain  that the  Portfolio  has  sufficient  assets to satisfy  its  obligations  under a futures contract,  the  Portfolio  earmarks  to the futures  contract  money  market  instruments  equal in value to the  current  value of the underlying instrument less the margin deposit.

                   Liquidity.  The  Portfolio  may  elect to close  some or all of its  futures  positions  at any time  prior to their expiration.  The Portfolio would do so to reduce exposure  represented by long futures  positions or increase  exposure  represented by short  futures  positions.  The Portfolio may close its  positions by taking  opposite  positions  which would operate to terminate the
Portfolio's position in the futures contracts.  Final  determinations of variation margin would then be made,  additional cash would be required to be paid by or released to the Portfolio, and the Portfolio would realize a loss or a gain.

          Futures  contracts  may be closed out only on the  exchange  or board of trade where the  contracts  were  initially  traded.
Although the  Portfolio  intends to purchase or sell futures  contracts  only on exchanges or boards of trade where there appears to be an active market,  there is no assurance  that a liquid market on an exchange or board of trade will exist for any particular  contract at any  particular  time.  In such  event,  it might not be  possible to close a futures  contract,  and in the event of adverse  price movements,  the Portfolio would continue to be required to make daily cash payments of variation margin.  However, in the event futures contracts have been used to hedge the underlying  instruments,  the Portfolio would continue to hold the underlying instruments subject to the hedge until the  futures  contracts  could be  terminated.  In such  circumstances,  an increase in the price of the  underlying instruments,  if any, might partially or completely offset losses on the futures  contract.  However,  as described below,  there is no guarantee that the price of the underlying  instruments  will, in fact,  correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

                   Hedging Risk. A decision of whether,  when, and how to hedge involves skill and judgment,  and even a well-conceived hedge may be  unsuccessful  to some degree because of unexpected  market  behavior,  market or interest rate trends.  There are several risks in connection with the use by the Portfolio of futures  contracts as a hedging  device.  One risk arises because of the imperfect correlation  between movements in the prices of the futures  contracts and movements in the prices of the underlying  instruments which are the subject of the hedge.  Sub-advisor  will,  however,  attempt to reduce  this risk by  entering  into  futures  contracts  whose movements,  in its  judgment,  will  have a  significant  correlation  with  movements  in the  prices  of the  Portfolio's  underlying instruments sought to be hedged.

          Successful  use of futures  contracts by the Portfolio  for hedging  purposes is also subject to a  Sub-advisor's  ability to correctly  predict  movements in the  direction of the market.  It is possible  that,  when the Portfolio has sold futures to hedge its portfolio  against a decline in the market,  the index,  indices,  or  underlying  instruments  on which the futures are written  might advance and the value of the  underlying  instruments  held in the  Portfolio's  portfolio  might decline.  If this were to occur,  the
Portfolio would lose money on the futures and also would experience a decline in value in its underlying  instruments.  However,  while this might occur to a certain degree,  Sub-advisor may believe that over time the value of the Portfolio's  portfolio will tend to move in the same  direction as the market  indices  which are intended to correlate  to the price  movements of the  underlying  instruments sought to be hedged.  It is also  possible  that if the  Portfolio  were to hedge  against the  possibility  of a decline in the market
(adversely affecting the underlying  instruments held in its portfolio) and prices instead increased,  the Portfolio would lose part or all of the benefit of increased value of those underlying  instruments that it has hedged,  because it would have offsetting  losses in its futures  positions.  In addition,  in such  situations,  if the Portfolio had  insufficient  cash, it might have to sell underlying instruments to meet daily variation margin requirements.  Such sales of underlying  instruments might be, but would not necessarily be, at increased  prices (which would reflect the rising market).  The Portfolio  might have to sell underlying  instruments at a time when it would be disadvantageous to do so.

          In addition to the  possibility  that there might be an  imperfect  correlation,  or no  correlation  at all,  between  price movements in the futures  contracts and the portion of the portfolio being hedged,  the price movements of futures  contracts might not correlate perfectly with price movements in the underlying  instruments due to certain market  distortions.  First, all participants in the  futures  market are  subject to margin  deposit and  maintenance  requirements.  Rather than  meeting  additional  margin  deposit requirements,  investors might close futures  contracts through  offsetting  transactions  which could distort the normal  relationship between the underlying  instruments and futures markets.  Second,  the margin  requirements in the futures market are less onerous than margin  requirements in the securities  markets,  and as a result the futures market might attract more speculators than the securities markets do.  Increased  participation  by speculators in the futures market might also cause  temporary price  distortions.  Due to the possibility of price  distortion in the futures  market and also because of the imperfect  correlation  between price  movements in the underlying  instruments  and  movements  in the prices of futures  contracts,  even a correct  forecast  of  general  market  trends by
Sub-advisor might not result in a successful hedging transaction over a very short time period.

         Certain Risks of Options on Futures  Contracts.  The  Portfolio may seek to close out an option  position by writing or buying an offsetting  option covering the same index,  underlying  instruments,  or contract and having the same exercise price and expiration date.  The ability to  establish  and close out  positions on such options  will be subject to the  maintenance  of a liquid  secondary market.  Reasons for the absence of a liquid  secondary  market on an exchange  include the  following:  (i) there may be  insufficient trading interest in certain options;  (ii) restrictions may be imposed by an exchange on opening  transactions or closing  transactions or both;  (iii)  trading  halts,  suspensions  or other  restrictions  may be imposed with respect to  particular  classes or series of options, or underlying  instruments;  (iv) unusual or unforeseen  circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing  corporation may not at all times be adequate to handle current trading volume;  or (vi) one or more exchanges could,  for economic or other reasons,  decide or be compelled at some future date to discontinue the trading of options
(or a  particular  class or series of  options),  in which event the  secondary  market on that  exchange (or in the class or series of options)  would cease to exist,  although  outstanding  options on the  exchange  that had been issued by a clearing  corporation  as a result of trades on that exchange would continue to be  exercisable in accordance  with their terms.  There is no assurance that higher than  anticipated  trading  activity or other  unforeseen  events might not, at times,  render  certain of the facilities of any of the clearing corporations  inadequate,  and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

Foreign Futures and Options:

         Participation  in foreign  futures and foreign  options  transactions  involves  the  execution  and  clearing of trades on or subject to the rules of a foreign  board of trade.  Neither the  National  Futures  Association  nor any  domestic  exchange  regulates activities of any foreign boards of trade, including the execution,  delivery and clearing of transactions,  or has the power to compel enforcement  of the rules of a foreign  board of trade or any  applicable  foreign  law.  This is true even if the exchange is formally linked to a domestic  market so that a position  taken on the market may be liquidated by a transaction  on another  market.  Moreover, such laws or  regulations  will vary  depending  on the foreign  country in which the foreign  futures or foreign  options  transaction occurs.  For these  reasons,  customers  who trade foreign  futures or foreign  options  contracts  may not be afforded  certain of the protective  measures provided by the Commodity Exchange Act, the CFTC's  regulations and the rules of the National Futures  Association and any domestic  exchange,  including the right to use  reparations  proceedings  before the  Commission and  arbitration  proceedings provided by the National  Futures  Association  or any domestic  futures  exchange.  In  particular,  funds received from customers for foreign futures or foreign options  transactions  may not be provided the same protections as funds received in respect of transactions on United States futures  exchanges.  In addition,  the price of any foreign futures or foreign options  contract and,  therefore,  the potential  profit and loss thereon may be affected by any variance in the foreign  exchange  rate between the time your order is placed and the time it is liquidated, offset or exercised.

          Forward  Foreign  Currency  Exchange  Contracts.  A forward  foreign  currency  exchange  contract  involves an obligation to purchase or sell a specific  currency at a future  date,  which may be any fixed  number of days from the date of the  contract  agreed upon by the parties,  at a price set at the time of the contract.  These  contracts  are  principally  traded in the  interbank  market conducted  directly between currency traders (usually large,  commercial banks) and their customers.  A forward contract  generally has no deposit requirement, and no commissions are charged at any stage for trades.

          Depending on the applicable investment policies and restrictions  applicable to a Portfolio,  a Portfolio may generally enter into forward foreign  currency  exchange  contracts under two  circumstances.  First,  when a Portfolio  enters into a contract for the purchase or sale of a security  denominated in or exposed to a foreign  currency,  it may desire to "lock in" the U.S.  dollar price of the security.  By entering into a forward  contract for the purchase or sale,  for a fixed amount of dollars,  of the amount of foreign currency  involved in the  underlying  security  transactions,  the  Portfolio  may be able to protect  itself  against a possible loss resulting  from an adverse  change in the  relationship  between the U.S.  dollar and the subject  foreign  currency  during the period between the date the security is purchased or sold and the date on which payment is made or received.

          Second,  when a  Sub-advisor  believes  that the currency of a particular  foreign  country may suffer or enjoy a substantial movement against another  currency,  including the U.S.  dollar,  it may enter into a forward contract to sell or buy the amount of the former  foreign  currency,  approximating  the value of some or all of the  Portfolio's  securities  denominated  in or exposed to such foreign currency.  Alternatively,  where appropriate,  the Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency  where such  currencies or currency act as an effective  proxy for other  currencies.
In such a case, the Portfolio may enter into a forward  contract where the amount of the foreign  currency to be sold exceeds the value of the  securities  denominated  in or exposed to such  currency.  The use of this basket  hedging  technique may be more efficient and economical  than entering into  separate  forward  contracts  for each  currency  held in the  Portfolio.  The precise  matching of the forward  contract  amounts and the value of the  securities  involved  will not  generally  be possible  since the future value of such securities in foreign  currencies will change as a consequence of market  movements in the value of those  securities  between the date the forward  contract is entered into and the date it matures.  The  projection of  short-term  currency  market  movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

          As indicated  above,  it is impossible to forecast  with absolute  precision the market value of portfolio  securities at the expiration of the forward contract.  Accordingly,  it may be necessary for a Portfolio to purchase  additional  foreign currency on the spot market (and bear the expense of such  purchase) if the market  value of the  security is less than the amount of foreign  currency the  Portfolio  is  obligated  to deliver and if a decision is made to sell the  security  and make  delivery of the foreign  currency.
Conversely,  it may be  necessary  to sell on the spot market  some of the foreign  currency  received  upon the sale of the  portfolio security if its market value  exceeds the amount of foreign  currency the  Portfolio is  obligated to deliver.  However,  as noted,  in order to avoid excessive transactions and transaction costs, the Portfolio may use liquid,  high-grade debt securities,  denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

          If the Portfolio retains the portfolio security and engages in an offsetting transaction,  the Portfolio will incur a gain or a loss (as  described  below) to the extent that there has been movement in forward  contract  prices.  If the Portfolio  engages in an offsetting  transaction,  it may  subsequently  enter into a new forward contract to sell the foreign  currency.  Should forward prices decline during the period between the Portfolio's  entering into a forward  contract for the sale of a foreign currency and the date it enters into an  offsetting  contract  for the purchase of the foreign  currency,  the  Portfolio  will realize a gain to the extent the price of the  currency  it has agreed to sell  exceeds the price of the  currency  it has agreed to  purchase.  Should  forward  prices increase,  the Portfolio  will suffer a loss to the extent of the price of the currency it has agreed to purchase  exceeds the price of the currency it has agreed to sell.

         Foreign  Currency  Contracts.  A currency futures  contract sale creates an obligation by a Portfolio,  as seller,  to deliver the amount of  currency  called for in the  contract  at a  specified  future time for a special  price.  A currency  futures  contract purchase  creates an obligation by a Portfolio,  as purchaser,  to take delivery of an amount of currency at a specified future time at a specified  price.  Unlike forward foreign currency  exchange  contracts,  currency futures  contracts and options on currency futures contracts are  standardized  as to amount and delivery  period and are traded on boards of trade and  commodities  exchanges.  Although the terms of currency futures contracts  specify actual delivery or receipt,  in most instances the contracts are closed out before the settlement  date without the making or taking of delivery of the currency.  Closing out of a currency  futures  contract is effected by entering into an offsetting  purchase or sale transaction.  Unlike a currency futures  contract,  which requires the parties to buy and sell  currency  on a set date,  an option on a currency  futures  contract  entitles  its  holder to decide on or before a future  date whether to enter into such a  contract.  If the holder  decides  not to enter into the  contract,  the  premium  paid for the option is fixed at the point of sale.

Interest Rate Swaps and Interest Rate Caps and Floors:

         Interest  rate swaps  involve the exchange by the  Portfolio  with another  party of their  respective  commitments  to pay or receive interest,  e.g., an exchange of floating rate payments for fixed rate payments.  The exchange  commitments can involve payments to be made in the same  currency or in different  currencies.  The purchase of an interest  rate cap  entitles  the  purchaser,  to the extent that a specified  index  exceeds a  predetermined  interest  rate,  to receive  payments  of interest on a  contractually  based principal  amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the  purchaser,  to the extent that a specified  index falls below a  predetermined  interest rate, to receive  payments of interest on a  contractually  based principal amount from the party selling the interest rate floor.

Hybrid Instruments:

         Hybrid instruments  combine the elements of futures contracts or options with those of debt,  preferred equity or a depositary instrument.  The risks of investing in hybrid  instruments  reflect a combination of the risks from  investing in  securities,  futures and currencies,  including  volatility and lack of liquidity.  Reference is made to the discussion of futures and forward  contracts in this Statement for a discussion of these risks.  Further,  the prices of the hybrid  instrument  and the related  commodity or currency may not move in the same  direction or at the same time.  Hybrid  instruments  may bear  interest or pay  preferred  dividends at below market (or even  relatively  nominal) rates. In addition,  because the purchase and sale of hybrid  instruments  could take place in an over-the-counter  market  or  in  a  private  transaction  between  the  Portfolio  and  the  seller  of  the  hybrid  instrument,  the creditworthiness  of the contra party to the  transaction  would be a risk factor which the  Portfolio  would have to consider.  Hybrid instruments  also may not be subject to  regulation of the CFTC,  which  generally  regulates the trading of commodity  futures by U.S.
persons,  the SEC,  which  regulates the offer and sale of  securities by and to U.S.  persons,  or any other  governmental  regulatory authority.

Zero-Coupon Securities:

         Zero-coupon  securities  pay no cash income and are sold at substantial  discounts from their value at maturity.  When held to maturity,  their entire income,  which consists of accretion of discount,  comes from the difference  between the issue price and their value at maturity.  Zero-coupon  securities are subject to greater  market value  fluctuations  from changing  interest rates than debt obligations  of  comparable  maturities  which  make  current  distributions  of  interest  (cash).  Zero-coupon  securities  which are convertible  into common stock offer the  opportunity  for capital  appreciation  as increases  (or  decreases) in market value of such securities  closely  follows the movements in the market value of the  underlying  common  stock.  Zero-coupon  convertible  securities generally are expected to be less volatile than the underlying  common stocks,  as they usually are issued with  maturities of 15 years or less and are issued with options and/or  redemption  features  exercisable  by the holder of the obligation  entitling the holder to redeem the obligation and receive a defined cash payment.

         Zero-coupon  securities include  securities issued directly by the U.S.  Treasury,  and U.S. Treasury bonds or notes and their unmatured  interest  coupons and  receipts for their  underlying  principal  ("coupons")  which have been  separated  by their  holder, typically a custodian bank or investment  brokerage  firm. A holder will separate the interest  coupons from the  underlying  principal
(the "corpus") of the U.S.  Treasury  security.  A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial  receipt  programs with a number of different  names,  including  "Treasury  Income Growth  Receipts"
(TIGRSTM) and  Certificate of Accrual on Treasuries  (CATSTM).  The  underlying  U.S.  Treasury bonds and notes  themselves are held in book-entry  form at the Federal  Reserve  Bank or, in the case of bearer  securities  (i.e.,  unregistered  securities  which are owned ostensibly  by the  bearer or holder  thereof),  in trust on  behalf  of the  owners  thereof.  Counsel  to the  underwriters  of these certificates  or other  evidences  of ownership  of the U.S.  Treasury  securities  have stated  that,  for federal tax and  securities purposes,  in their opinion  purchasers of such certificates,  such as the Portfolio,  most likely will be deemed the beneficial holder of the underlying U.S. Government securities.

         The U.S.  Treasury has  facilitated  transfers of  ownership  of  zero-coupon  securities  by  accounting  separately  for the beneficial  ownership of particular  interest coupon and corpus payments on Treasury  securities through the Federal Reserve book-entry record  keeping  system.  The Federal  Reserve  program as  established  by the Treasury  Department  is known as "STRIPS" or "Separate
Trading of  Registered  Interest  and  Principal of  Securities."  Under the STRIPS  program,  the  Portfolio  will be able to have its beneficial  ownership of zero-coupon  securities  recorded directly in the book-entry  record-keeping  system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         When U.S. Treasury  obligations have been stripped of their unmatured  interest coupons by the holder, the principal or corpus is sold at a deep  discount  because the buyer  receives  only the right to receive a future fixed payment on the security and does not receive any rights to periodic  interest (cash)  payments.  Once stripped or separated,  the corpus and coupons may be sold separately.
Typically,  the coupons are sold  separately  or grouped  with other  coupons with like  maturity  dates and sold bundled in such form.
Purchasers of stripped  obligations  acquire,  in effect,  discount  obligations  that are  economically  identical to the  zero-coupon securities that the Treasury sells itself.

When-Issued Securities:

         The price of when-issued  securities,  which may be expressed in yield terms,  is fixed at the time the commitment to purchase is made, but delivery and payment for the  when-issued  securities  take place at a later date.  Normally,  the settlement  date occurs within 90 days of the purchase.  During the period  between  purchase and  settlement,  no payment is made by a Portfolio to the issuer and no interest  accrues to the  Portfolio.  Forward  commitments  involve a risk of loss if the value of the  security to be purchased declines  prior to the  settlement  date,  which risk is in addition  to the risk of decline in value of a  Portfolio's  other  assets.
While  when-issued  securities may be sold prior to the settlement  date, the Portfolios  generally will purchase such  securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons.

Mortgage-Backed Securities:

         When a Portfolio  owns a  mortgage-backed  security,  principal  and interest  payments made on the mortgages in an underlying mortgage pool are passed through to the  Portfolio.  Unscheduled  prepayments of principal  shorten the  securities'  weighted  average life and may lower  their  total  return.  (When a mortgage in the  underlying  mortgage  pool is  prepaid,  an  unscheduled  principal prepayment  is passed  through to the  Portfolio.  This  principal  is returned  to the  Portfolio  at par. As a result,  if a mortgage security were trading at a premium,  its total return would be lowered by prepayments,  and if a mortgage  securities were trading at a discount,  its total return would be increased by  prepayments.)  The value of these  securities  also may change because of changes in the market's  perception of the  creditworthiness  of the federal agency that issued them. In addition,  the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

Asset-Backed Securities:

         Asset-backed  securities directly or indirectly  represent a participation  interest in, or are secured by and payable from, a stream of  payments  generated  by  particular  assets such as motor  vehicle or credit card  receivables.  Payments of  principal  and interest  may be  guaranteed  up to  certain  amounts  and for a  certain  time  period by a letter  of  credit  issued by a  financial institution  unaffiliated  with the  entities  issuing the  securities.  Asset-backed  securities  may be  classified  as  pass-through certificates or collateralized obligations.

         Pass-through  certificates  are  asset-backed  securities  which represent an undivided  fractional  ownership  interest in an underlying  pool of assets.  Pass-through  certificates  usually  provide for payments of principal and interest  received to be passed through to their  holders,  usually  after  deduction  for certain  costs and  expenses  incurred in  administering  the pool.  Because pass-through  certificates  represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligors on the underlying assets not covered by any credit support.  See "Types of Credit Support."

         Asset-backed  securities  issued in the form of debt  instruments,  also known as  collateralized  obligations,  are generally issued as the debt of a special  purpose  entity  organized  solely for the purpose of owning such assets and issuing  such debt.  Such assets are most often trade,  credit card or automobile  receivables.  The assets  collateralizing  such  asset-backed  securities  are pledged to a trustee or  custodian  for the benefit of the holders  thereof.  Such  issuers  generally  hold no assets other than those underlying  the  asset-backed  securities  and any  credit  support  provided.  As a result,  although  payments  on such  asset-backed securities  are  obligations of the issuers,  in the event of defaults on the underlying  assets not covered by any credit support (see
"Types of Credit  Support"),  the issuing entities are unlikely to have sufficient  assets to satisfy their  obligations on the related asset-backed securities.

         Methods of  Allocating  Cash  Flows.  While many  asset-backed  securities  are issued with only one class of  security,  many asset-backed  securities are issued in more than one class, each with different payment terms.  Multiple class asset-backed  securities are issued for two main reasons.  First,  multiple  classes may be used as a method of providing  credit support.  This is accomplished typically  through  creation of one or more classes whose right to payments on the  asset-backed  security is made  subordinate  to the right to such  payments of the remaining  class or classes.  See "Types of Credit  Support."  Second,  multiple  classes may permit the issuance of securities  with payment terms,  interest rates or other  characteristics  differing both from those of each other and from
those  of  the  underlying  assets.   Examples  include  so-called   "strips"   (asset-backed   securities   entitling  the  holder  to
disproportionate  interests  with  respect to the  allocation  of interest  and  principal  of the assets  backing the  security),  and securities with a class or classes having  characteristics  which mimic the  characteristics of  non-asset-backed  securities,  such as floating interest rates (i.e., interest rates which adjust as a specified benchmark changes) or scheduled amortization of principal.

         Asset-backed  securities in which the payment streams on the underlying  assets are allocated in a manner different than those described  above  may be issued in the  future.  The  Portfolio  may  invest in such  asset-backed  securities  if such  investment  is otherwise consistent with its investment objectives and policies and with the investment restrictions of the Portfolio.

         Types of Credit  Support.  Asset-backed  securities  are often backed by a pool of assets  representing  the  obligations of a number of different  parties.  To lessen the effect of failures by obligors on underlying assets to make payments,  such securities may contain  elements  of credit  support.  Such credit  support  falls into two  classes:  liquidity  protection  and  protection  against ultimate default by an obligor on the underlying  assets.  Liquidity  protection refers to the provision of advances,  generally by the entity  administering  the pool of assets,  to ensure that  scheduled  payments on the  underlying  pool are made in a timely  fashion.
Protection  against  ultimate  default  ensures  ultimate  payment of the  obligations on at least a portion of the assets in the pool.
Such  protection may be provided  through  guarantees,  insurance  policies or letters of credit  obtained from third parties,  through various means of structuring the  transaction or through a combination of such  approaches.  Examples of  asset-backed  securities with credit support arising out of the structure of the transaction include  "senior-subordinated  securities"  (multiple class asset-backed securities with certain classes  subordinate to other classes as to the payment of principal thereon,  with the result that defaults on the  underlying  assets are borne  first by the holders of the  subordinated  class) and  asset-backed  securities  that have  "reserve portfolios"  (where cash or investments,  sometimes funded from a portion of the initial payments on the underlying assets, are held in reserve against future losses) or that have been "over  collateralized"  (where the scheduled  payments on, or the principal amount of, the  underlying  assets  substantially  exceeds that required to make payment of the  asset-backed  securities and pay any servicing or other fees).  The degree of credit support  provided on each issue is based  generally on historical  information  respecting the level of credit risk associated with such payments.  Delinquency or loss in excess of that  anticipated  could adversely affect the return on an investment in an asset-backed  security.  Additionally,  if the letter of credit is exhausted,  holders of  asset-backed  securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized.

         Automobile Receivable  Securities.  Asset-backed  securities may be backed by receivables from motor vehicle installment sales contracts or installment loans secured by motor vehicles ("Automobile  Receivable  Securities").  Since installment sales contracts for motor vehicles or installment loans related thereto ("Automobile  Contracts")  typically have shorter durations and lower incidences of prepayment,  Automobile  Receivable  Securities  generally will exhibit a shorter  average life and are less  susceptible to prepayment risk.

         Most entities that issue  Automobile  Receivable  Securities  create an enforceable  interest in their  respective  Automobile
Contracts  only by filing a  financing  statement  and by having  the  servicer  of the  Automobile  Contracts,  which is  usually  the originator of the Automobile  Contracts,  take custody  thereof.  In such  circumstances,  if the servicer of the Automobile  Contracts were to sell the same  Automobile  Contracts to another  party,  in violation of its obligation not to do so, there is a risk that such party could  acquire an interest in the  Automobile  Contracts  superior to that of the holders of  Automobile  Receivable  Securities.
Also although most  Automobile  Contracts grant a security  interest in the motor vehicle being  financed,  in most states the security interest in a motor vehicle must be noted on the  certificate of title to create an enforceable  security  interest  against  competing claims of other parties.  Due to the large number of vehicles  involved,  however,  the certificate of title to each vehicle  financed, pursuant to the Automobile  Contracts underlying the Automobile  Receivable Security,  usually is not amended to reflect the assignment of the seller's  security  interest for the benefit of the holders of the Automobile  Receivable  Securities.  Therefore,  there is the possibility that recoveries on repossessed  collateral may not, in some cases, be available to support  payments on the securities.  In addition,  various  state and  federal  securities  laws give the motor  vehicle  owner the right to assert  against  the holder of the owner's  Automobile  Contract  certain  defenses such owner would have against the seller of the motor  vehicle.  The assertion of such defenses could reduce payments on the Automobile Receivable Securities.

         Credit  Card  Receivable  Securities.  Asset-backed  securities  may be backed  by  receivables  from  revolving  credit  card agreements  ("Credit Card Receivable  Securities").  Credit balances on revolving  credit card  agreements  ("Accounts")  are generally paid down more rapidly than are  Automobile  Contracts.  Most of the Credit Card  Receivable  Securities  issued  publicly to date have been Pass-Through  Certificates.  In order to lengthen the maturity of Credit Card Receivable Securities,  most such securities provide for a fixed period  during which only  interest  payments on the  underlying  Accounts  are passed  through to the security  holder and principal  payments  received on such Accounts are used to fund the transfer to the pool of assets  supporting  the related Credit Card
Receivable  Securities of additional  credit card charges made on an Account.  The initial fixed period  usually may be shortened  upon the occurrence of specified events which signal a potential  deterioration  in the quality of the assets backing the security,  such as the  imposition  of a cap on  interest  rates.  The  ability  of the issuer to extend  the life of an issue of Credit  Card  Receivable
Securities thus depends upon the continued  generation of additional  principal  amounts in the underlying  accounts during the initial period and the  non-occurrence  of specified  events.  An acceleration in cardholders'  payment rates or any other event which shortens the period during which  additional  credit card charges on an Account may be transferred to the pool of assets  supporting the related
Credit Card Receivable Security could shorten the weighted average life and yield of the Credit Card Receivable Security.

         Credit card holders are entitled to the protection of a number of state and federal  consumer  credit laws, many of which give such  holder the right to set off  certain  amounts  against  balances  owed on the  credit  card,  thereby  reducing  amounts  paid on
Accounts.  In addition, unlike most other asset-backed securities, Accounts are unsecured obligations of the cardholder.

Warrants:

         Investments  in warrants is  speculative  in that warrants have no voting  rights,  pay no dividends,  and have no rights with respect to the assets of the  corporation  issuing them.  Warrants  basically are options to purchase  equity  securities at a specific price  valid  for a  specific  period  of time.  They do not  represent  ownership  of the  securities  but only the right to buy them.
Warrants  differ from call options in that warrants are issued by the issuer of the security which may be purchased on their  exercise, whereas  call  options may be written or issued by anyone.  The prices of warrants do not  necessarily  move  parallel to the prices of the underlying securities.

Certain Risks of Foreign Investing:

          Currency  Fluctuations.  Investment in securities  denominated in foreign currencies  involves certain risks. A change in the value of any such currency  against the U.S.  dollar will result in a  corresponding  change in the U.S.  dollar value of a Portfolio's assets  denominated  in that  currency.  Such  changes  will  also  affect  a  Portfolio's  income.  Generally,  when a given  currency appreciates  against the dollar (the dollar  weakens) the value of a  Portfolio's  securities  denominated  in that currency will rise.
When a given currency depreciates against the dollar (the dollar  strengthens),  the value of a Portfolio's  securities  denominated in that currency would be expected to decline.

          Investment and  Repatriation  Restrictions.  Foreign  investment in the securities  markets of certain  foreign  countries is restricted  or  controlled  in varying  degrees.  These  restrictions  may at times  limit or  preclude  investment  in certain of such countries  and may  increase  the cost and  expenses  of a  Portfolio.  Investments  by foreign  investors  are subject to a variety of restrictions in many developing countries.  These restrictions may take the form of prior governmental  approval,  limits on the amount or type of  securities  held by  foreigners,  and limits on the types of  companies  in which  foreigners  may  invest.  Additional  or different  restrictions  may be  imposed  at any time by these or other  countries  in which a  Portfolio  invests.  In  addition,  the repatriation  of both  investment  income and capital from several  foreign  countries  is  restricted  and  controlled  under  certain regulations, including in some cases the need for certain government consents.

          Market  Characteristics.  Foreign  securities may be purchased in  over-the-counter  markets or on stock exchanges located in the countries in which the  respective  principal  offices of the issuers of the various  securities  are located,  if that is the best available  market.  Foreign stock markets are generally not as developed or efficient as, and may be more volatile  than,  those in the
United States.  While growing in volume,  they usually have  substantially  less volume than U.S. markets and a Portfolio's  securities may be less liquid and more volatile than  securities of comparable  U.S.  companies.  Equity  securities  may trade at  price/earnings multiples  higher  than  comparable  U.S.  securities  and such  levels may not be  sustainable.  Fixed  commissions  on foreign  stock exchanges are generally higher than negotiated  commissions on U.S.  exchanges,  although a Portfolio will endeavor to achieve the most favorable net results on its portfolio  transactions.  There is generally less  government  supervision and regulation of foreign stock exchanges,  brokers and listed  companies  than in the United  States.  Moreover,  settlement  practices  for  transactions  in foreign markets may differ from those in U.S. markets, and may include delays beyond periods customary in the United States.

          Political and Economic  Factors.  Individual  foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national  product,  rate of inflation,  capital  reinvestment,  resource self-sufficiency  and balance of payments  position.  The internal  politics of certain  foreign  countries are not as stable as in the
United States.

          Governments in certain foreign  countries  continue to participate to a significant  degree,  through  ownership  interest or regulation,  in their  respective  economies.  Action  by these  governments  could  have a  significant  effect  on  market  prices of securities and payment of dividends.  The economies of many foreign  countries are heavily dependent upon  international  trade and are accordingly  affected by protective trade barriers and economic  conditions of their trading  partners.  The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

          Information and Supervision.  There is generally less publicly  available  information about foreign companies  comparable to reports and ratings that are published  about  companies in the United  States.  Foreign  companies  are also  generally not subject to uniform  accounting,  auditing and financial  reporting  standards,  practices and requirements  comparable to those applicable to U.S.
companies.

          Taxes.  The  dividends  and  interest  payable on  certain  of a  Portfolio's  foreign  securities  may be subject to foreign withholding  taxes,  thus reducing the net amount of income available for distribution to the Portfolio's  shareholders.  A shareholder otherwise  subject to U.S.  federal income taxes may,  subject to certain  limitations,  be entitled to claim a credit or deduction for
U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Portfolio.

          Costs.  Investors  should  understand  that the expense ratio of the  Portfolio can be expected to be higher than  investment companies  investing in domestic  securities  since the cost of maintaining the custody of foreign  securities and the rate of advisory fees paid by the Portfolio are higher.

          Other.  With respect to certain  foreign  countries,  especially  developing and emerging ones,  there is the  possibility of adverse changes in investment or exchange control regulations,  expropriation or confiscatory  taxation,  limitations on the removal of funds or other assets of the Portfolio,  political or social instability,  or diplomatic developments which could affect investments by
U.S. persons in those countries.

          Eastern  Europe.  Changes  occurring  in Eastern  Europe and Russia today could have  long-term  potential  consequences.  As restrictions  fall,  this could result in rising  standards of living,  lower  manufacturing  costs,  growing  consumer  spending,  and substantial  economic  growth.  However,  investment in the countries of Eastern Europe and Russia is highly  speculative at this time.
Political  and economic  reforms are too recent to establish a definite  trend away from  centrally-planned  economies  and state owned industries.  In many of the countries of Eastern Europe and Russia,  there is no stock exchange or formal market for  securities.  Such countries may also have  government  exchange  controls,  currencies  with no  recognizable  market value  relative to the  established currencies of western market economies,  little or no experience in trading in securities,  no financial reporting standards, a lack of a banking and  securities  infrastructure  to handle such trading,  and a legal  tradition  which does not recognize  rights in private property.  In addition,  these countries may have national  policies which restrict  investments in companies  deemed  sensitive to the country's national interest.  Further,  the governments in such countries may require  governmental or  quasi-governmental  authorities to act as custodian of the Portfolio's  assets invested in such countries and these  authorities may not qualify as a foreign custodian under the 1940 Act and exemptive relief from such Act may be required.  All of these  considerations  are among the factors which could cause significant risks and uncertainties to investment in Eastern Europe and Russia.

          Latin America.  The political history of certain Latin American  countries has been  characterized by political  uncertainty, intervention by the military in civilian and economic spheres, and political  corruption.  Such developments,  if they were to reoccur, could  reverse  favorable  trends  toward  market and  economic  reform,  privatization  and  removal of trade  barriers  and result in significant  disruption  in  securities  markets.  Persistent  levels of inflation or in some cases,  hyperinflation,  have led to high interest rates,  extreme  measures by governments to keep inflation in check and a generally  debilitating  effect on economic  growth.
Although  inflation in many  countries has lessened,  there is no guarantee it will remain at lower  levels.  In addition,  a number of
Latin American  countries are also among the largest debtors of developing  countries.  There have been moratoria on, and reschedulings of,  repayment  with respect to these debts.  Such events can restrict the  flexibility  of these debtor  nations in the  international markets and result in the imposition of onerous conditions on their economics.

          Certain Latin American  countries may have managed  currencies  which are maintained at artificial  levels to the U.S. dollar rather than at levels  determined by the market.  This type of system can lead to sudden and large  adjustments in the currency  which, in turn, can have a disruptive and negative effect on foreign  investors.  Certain Latin American  countries also may restrict the free conversion of their currency into foreign  currencies,  including the U.S. dollar.  There is no significant foreign exchange market for certain  currencies and it would, as a result,  be difficult for the Portfolio to engage in foreign currency  transactions  designed to protect the value of the Portfolio's interests in securities denominated in such currencies.

Illiquid and Restricted Securities:

         Subject to  limitations  discussed  in the Trust's  Prospectus  under  "Certain  Risk  Factors and  Investment  Methods,"  the
Portfolios  generally may invest in illiquid  securities.  Illiquid  securities  include  securities  subject to  contractual  or legal restrictions  on resale (e.g.,  because they have not been  registered  under the Securities  Act of 1933, as amended (the  "Securities
Act")) and securities that are otherwise not readily  marketable (e.g.,  because trading in the security is suspended or because market makers do not exist or will not entertain  bids or offers).  Securities  that have not been  registered  under the  Securities  Act are referred to as private  placements or restricted  securities  and are  purchased  directly from the issuer or in the secondary  market.
Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

         Restricted  and other illiquid  securities may be subject to the potential for delays on resale and  uncertainty in valuation.
A  Portfolio  might be unable to  dispose of  illiquid  securities  promptly  or at  reasonable  prices  and might  thereby  experience difficulty in satisfying  redemption requests from shareholders.  A Portfolio might have to register restricted  securities in order to dispose of them,  resulting  in  additional  expense and delay.  Adverse  market  conditions  could  impede  such a public  offering of securities.

         A large  institutional  market exists for certain  securities  that are not  registered  under the Securities  Act,  including foreign  securities.  The fact  that  there are  contractual  or legal  restrictions  on resale  to the  general  public or to  certain institutions may not be indicative of the liquidity of such investments.

         Rule 144A under the Securities Act allows such a broader  institutional  trading  market for securities  otherwise  subject to restrictions  on resale to the general  public.  Rule 144A  establishes  a "safe  harbor"  from the  registration  requirements  of the
Securities Act for resales of certain  securities to qualified  institutional  buyers.  Rule 144A has produced  enhanced  liquidity for many  restricted  securities,  and market  liquidity for such  securities may continue to expand as a result of this regulation and the consequent  existence of the PORTAL system,  which is an automated  system for the trading,  clearance and  settlement of  unregistered securities of domestic and foreign issuers sponsored by the National Association of Securities Dealers, Inc.

         Under guidelines adopted by the Trust's Board of Trustees,  a Portfolio's  Sub-Advisor may determine that particular Rule 144A securities,  and commercial paper issued in reliance on the private placement  exemption from registration  afforded by Section 4(2) of the Securities  Act, are liquid even though they are not registered.  A determination  of whether such a security is liquid or not is a question of fact. In making this  determination,  the Sub-Advisor will consider,  as it deems  appropriate  under the circumstances and among other  factors:  (1) the frequency of trades and quotes for the security;  (2) the number of dealers  willing to purchase or sell the security;  (3) the number of other potential purchasers of the security;  (4) dealer undertakings to make a market in the security;
(5) the nature of the security (e.g.,  debt or equity,  date of maturity,  terms of dividend or interest  payments,  and other material terms) and the nature of the marketplace  trades (e.g.,  the time needed to dispose of the security,  the method of soliciting  offers, and the mechanics of  transfer);  and (6) the rating of the security and the  financial  condition and prospects of the issuer.  In the case of commercial  paper,  the Sub-advisor will also determine that the paper (1) is not traded flat or in default as to principal and interest,  and (2) is rated in one of the two highest  rating  categories  by at least two  Nationally  Recognized  Statistical  Rating
Organizations  ("NRSROs")  or, if only one NRSRO rates the security,  by that NRSRO,  or, if the security is unrated,  the  Sub-advisor determines that it is of equivalent quality.

         Rule 144A  securities and Section 4(2)  commercial  paper that have been deemed liquid as described  above will continue to be monitored by the  Sub-advisor to determine if the security is no longer liquid as the result of changed  conditions.  Investing in Rule
144A  securities or Section 4(2)  commercial  paper could have the effect of increasing the amount of a Portfolio's  assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

Repurchase Agreements:

         As stated in the  Prospectus  under "Certain Risk Factors and  Investment  Methods,"  certain of the Portfolios may enter into repurchase  agreements.  In a repurchase agreement,  an investor (such as the Portfolio) purchases a security (known as the "underlying security")  from a securities  dealer or bank. Any such dealer or bank must be deemed  creditworthy by the  Sub-advisor.  At that time, the bank or securities  dealer agrees to repurchase  the  underlying  security at a mutually  agreed upon price on a designated  future date. The repurchase  price may be higher than the purchase price,  the difference  being income to the Portfolio,  or the purchase and repurchase  prices may be the same,  with  interest at an agreed upon rate due to the  Portfolio on  repurchase.  In either  case,  the income to the Portfolio generally will be unrelated to the interest rate on the underlying  securities.  Repurchase  agreements must be
"fully  collateralized," in that the market value of the underlying  securities (including accrued interest) must at all times be equal to or greater than the repurchase price.  Therefore,  a repurchase  agreement can be considered a loan collateralized by the underlying securities.

         Repurchase  agreements  are  generally  for a short period of time,  often less than a week,  and will  generally be used by a
Portfolio to invest excess cash or as part of a temporary  defensive  strategy.  Repurchase  agreements that do not provide for payment within  seven  days will be  treated  as  illiquid  securities.  In the  event of a  bankruptcy  or other  default  by the  seller of a repurchase  agreement,  the Portfolio  could  experience both delays in liquidating  the underlying  security and losses.  These losses could result from: (a) possible  decline in the value of the  underlying  security while the Portfolio is seeking to enforce its rights under the  repurchase  agreement;  (b)  possible  reduced  levels of income or lack of access to income  during  this  period;  and (c)
expenses of enforcing its rights.

Investment Company Securities:

         Each Portfolio may purchase  securities of other investment  companies to the extent consistent with its investment  objective and  policies  and  subject to the  limitations  of the 1940 Act. A  Portfolio  will  indirectly  bear its  proportionate  share of any management fees and other expenses paid by such other investment companies.

         For example,  a Portfolio may invest in a variety of investment  companies which seek to track the composition and performance of specific  indices or a specific  portion of an index.  These  index-based  investments  hold  substantially  all of their  assets in securities  representing  their  specific  index.  Accordingly,  the main risk of investing in  index-based  investments is the same as investing in a portfolio of equity  securities  comprising the index.  The market prices of index-based  investments  will fluctuate in accordance  with both  changes  in the  market  value of their  underlying  portfolio  securities  and due to supply and demand for the instruments  on the  exchanges on which they are traded  (which may result in their trading at a discount or premium to their net asset values).  Index-based  investments may not replicate  exactly the performance of their specified index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

         Examples of index-based investments include:

         SPDRs(R):  SPDRs,  an acronym for  "Standard  & Poor's  Depositary  Receipts,"  are based on the S&P 500  Composite  Stock Price
Index.  They are issued by the SPDR Trust,  a unit  investment  trust that holds shares of  substantially  all the companies in the S&P
500 in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

         MidCap  SPDRs(R):  MidCap  SPDRs are based on the S&P MidCap  400  Index.  They are  issued by the  MidCap  SPDR  Trust,  a unit investment  trust that holds a portfolio of  securities  consisting  of  substantially  all of the common  stocks in the S&P MidCap 400
Index in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

         Select Sector SPDRs(R):  Select Sector SPDRs are based on a particular  sector or group of industries  that are represented by a specified  Select  Sector Index within the Standard & Poor's  Composite  Stock Price Index.  They are issued by The Select  Sector SPDR
Trust,  an open-end  management  investment  company with nine  portfolios  that each seeks to closely track the price  performance and dividend yield of a particular Select Sector Index.

         DIAMONDS(SM):  DIAMONDS  are based on the Dow Jones  Industrial  Average(SM).  They are issued by the DIAMONDS  Trust,  a unit investment  trust that holds a portfolio of all the component  common stocks of the Dow Jones  Industrial  Average and seeks to closely track the price performance and dividend yield of the Dow.

         Nasdaq-100  Shares:  Nasdaq-100  Shares are based on the Nasdaq 100 Index.  They are issued by the  Nasdaq-100  Trust,  a unit investment trust that holds a portfolio  consisting of substantially  all of the securities,  in substantially  the same weighting,  as the component stocks of the Nasdaq-100 Index and seeks to closely track the price performance and dividend yield of the Index.

         WEBs(SM):  WEBs, an acronym for "World Equity  Benchmark  Shares," are based on 17  country-specific  Morgan  Stanley  Capital
International  Indexes.  They are  issued by the WEBs Index  Fund,  Inc.,  an  open-end  management  investment  company  that seeks to generally correspond to the price and yield performance of a specific Morgan Stanley Capital International Index.

Securities Lending:

         The Trust has made  arrangements  for certain  Portfolios to lend  securities.  While a Portfolio may earn  additional  income from lending  securities,  such activity is incidental to the investment  objective of the Portfolio.  In addition to the  compensation payable by borrowers  under  securities  loans,  a Portfolio  would also earn income from the  investment of cash  collateral  for such loans.  Any cash  collateral  received by a Portfolio in connection  with such loans  normally will be invested in  high-quality  money market  securities.  However,  any losses  resulting from the investment of cash  collateral  would be borne by the lending  Portfolio.
There is no assurance  that  collateral for loaned  securities  will be sufficient to provide for recovery of interest,  dividends,  or other  distributions  paid in respect of loaned  securities  and not  received  by a  Portfolio  or to pay all  expenses  incurred by a
Portfolio in arranging the loans or in exercising rights in the collateral in the event that loaned securities are not returned.

PORTFOLIO TURNOVER:

         High turnover involves correspondingly greater brokerage commissions and other transaction costs.  Portfolio turnover information can be found in the Trust's Prospectus under "Financial Highlights" and "Portfolio Turnover."

         The turnover rates for the AST Strong  International  Equity Portfolio for the year ended December 31, 2000 and the year ended
December 31, 2001 were 86% and 162% respectively.  Strong Capital Management,  Inc. became the Portfolio's  Sub-advisor on December 10,
2001 and trading  precipitated by this change  resulted in the unusually high portfolio  turnover for the year ended December 31, 2001.
The turnover  rates for the AST DeAM  International  Equity  Portfolio for the year ended December 31, 2000 and the year ended December
31, 2001 were 514% and 712%  respectively.  Deutsche Asset  Management,  Inc. became the  Portfolio's  Sub-advisor on December 10, 2001 and trading  precipitated  by this change  resulted in the unusually high portfolio  turnover for the year ended December 31, 2001. The turnover rates for the AST Federated  Aggressive  Growth Portfolio for the year ended December 31, 2000 and the year ended December 31,
2001 were 49% and 244%  respectively.  This  Portfolio  commenced  operations  on October 23,  2000,  which  resulted in low  portfolio turnover for the year ended  December 31, 2000.  The turnover  rates for the AST DeAM  Small-Cap  Growth  Portfolio  for the year ended
December 31, 2000 and the year ended December 31, 2001 were 136% and 196%  respectively.  Deutsche Asset  Management,  Inc.  became the
Portfolio's  Sub-advisor  on December  10, 2001 and  trading  precipitated  by this change  resulted in the  unusually  high  portfolio turnover for the year ended  December 31, 2001.  The turnover rates for the AST Goldman Sachs  Small-Cap  Value  Portfolio for the year ended  December 31, 2000 and the year ended December 31, 2001 were 67% and 159%  respectively.  Goldman Sachs Asset  Management  became the Portfolio's  Sub-advisor on May 1, 2001 and trading  precipitated by this change resulted in the unusually high portfolio  turnover for the year ended December 31, 2001.  The turnover  rates for the AST Janus Mid-Cap  Growth  Portfolio for the year ended December 31,
2000 and the year ended December 31, 2001 were 55% and 203%  respectively.  This Portfolio  commenced  operations on May 1, 2000, which resulted in low  portfolio  turnover  for the year ended  December  31,  2000.  The  turnover  rates for the AST DeAM  Large-Cap  Value
Portfolio  for the year ended  December 31, 2000 and the year ended  December 31, 2001 were 1% and 134%  respectively.  This  Portfolio commenced  operations  on October 23,  2000,  which  resulted in low  portfolio  turnover for the year ended  December  31,  2000.  The turnover  rates for the AST Lord Abbett Bond  Debenture  Portfolio for the year ended December 31, 2000 and the year ended December 31,
2001 were 9% and 102%  respectively.  This  Portfolio  commenced  operations  on October 23,  2000,  which  resulted  in low  portfolio turnover for the year ended  December 31, 2000.  The turnover  rates for the AST PIMCO  Limited  Maturity  Bond  Portfolio for the year ended  December 31, 2000 and the year ended  December 31, 2001 were 171% and 445%  respectively.  The  Sub-advisor  does not manage the
Portfolio to any target portfolio  turnover rates. The Sub-advisor's  trading  strategies  resulted in high turnover rates for the year ended December 31, 2001.

         The policy of the AST Money  Market  Portfolio  of  investing  only in  securities  maturing 397 days or less from the date of acquisition or purchased  pursuant to repurchase  agreements that provide for repurchase by the seller within 397 days from the date of acquisition will result in a high portfolio turnover rate.

ORGANIZATION AND MANAGEMENT OF THE TRUST:

         The Trust is a managed,  open-end  investment company organized as a Massachusetts  business trust, whose separate  Portfolios are diversified,  unless  otherwise  indicated.  As of the date of this Statement,  forty-one  Portfolios are available.  The Trust may offer additional  Portfolios with a range of investment  objectives that  Participating  Insurance  Companies may consider suitable for variable  annuities and variable life insurance  policies or that may be considered  suitable for Qualified  Plans. The Trust's current approach to achieving this goal is to seek to have multiple  organizations  unaffiliated  with each other be responsible for conducting the investment  programs for the  Portfolios.  Each such  organization  would be  responsible  for the Portfolio or Portfolios to which such organization's expertise is best suited.

         Formerly,  the Trust was known as the  Henderson  International  Growth  Fund,  which  consisted  of only one  Portfolio.  The
Investment Manager was Henderson  International,  Inc. Shareholders of what was, at the time, the Henderson  International Growth Fund, approved certain changes in a meeting held April 17, 1992. These changes included  engagement of a new Investment  Manager,  engagement of a  Sub-advisor  and  election of new  Trustees.  Subsequent  to that  meeting,  the new  Trustees  adopted a number of  resolutions, including,  but not limited to,  resolutions  renaming the Trust.  Since that time the Trustees  have adopted a number of  resolutions, including,  but not  limited  to,  making  new  Portfolios  available  and  adopting  forms of  Investment  Management  Agreements  and
Sub-advisory Agreements between the Investment Manager and the Trust and the Investment Manager and each Sub-advisor, respectively.

         American  Skandia Life  Assurance  Corporation,  a  Participating  Insurance  Company,  is also a  wholly-owned  subsidiary of
American  Skandia,  Incorporated.  Certain  officers  of the  Trust  are  officers  and/or  directors  of one or more of the  following companies:  ASISI,  American Skandia Life Assurance  Corporation,  American Skandia Marketing,  Incorporated (the principal underwriter for various annuities deemed to be securities for American Skandia Life Assurance Corporation) and American Skandia, Incorporated.

         ASISI,  a Connecticut  corporation  organized in 1991, is registered as an investment  adviser with the SEC. Prior to April 7,
1995, ASISI was known as American Skandia Life Investment Management, Inc.

         The Trustees and officers of the Trust and their  principal  occupations are listed below.  Unless  otherwise  indicated,  the address of each Trustee and executive officer is One Corporate Drive, Shelton, Connecticut 06484:

Independent Trustees:

------------------------------ ---------- ---------------- ---------------------------------------------- --------------------
-----------------------------                                                                                  Number of
                                                                                                          Portfolios in Fund
                                          Length of Time                                                   Complex Overseen
                                             Served(1)                                                            by
                               Position                    Principal Occupation During Past 5 Years        Trustee/Director*
Name, Age and Address
------------------------------ ---------- ---------------- ---------------------------------------------- --------------------
------------------------------ ---------- ---------------- ---------------------------------------------- --------------------

David E. A. Carson              Trustee    Trustee since   Director (January 2000 to present)                     69
(67)                                        April, 1992    Chairman (January 1999 to December 1999)
People's Bank                                              Chairman and Chief Executive Officer
1 Financial Plaza, Second                                  (January 1998 to December 1998)
Floor                                                      President, Chairman and Chief Executive
Hartford, Connecticut 06103                                Officer (1983 to December 1997)
                                                           People's Bank

------------------------------ ---------- ---------------- ---------------------------------------------- --------------------
------------------------------------------------------------------------------------------------------------------------------
Other Directorships Held:  Mr. Carson has served as a Director of United Illuminating, a utility company, since May 1993.
He has also served as a Trustee of Mass Mutual Institutional Funds, a mutual fund company, since 1996.
------------------------------------------------------------------------------------------------------------------------------
------------------------------ ---------- ---------------- ---------------------------------------------- --------------------
Julian A. Lerner                Trustee    Trustee since   Retired since 1995                                     69
(77)                                      November, 1996   Senior Vice President and Portfolio Manager
12850 Spurling Road Suite 208                              (1986 to 1995)
Dallas, Texas 75230                                        AIM Charter Fund and AIM Summit Fund

------------------------------ ---------- ---------------- ---------------------------------------------- --------------------
------------------------------------------------------------------------------------------------------------------------------
Other Directorships Held:  Mr. Lerner served a Director of the Idex Funds, a mutual fund company, from March 1996 until
December 1999.  He served as a Director of Atlas Assets Inc., a mutual fund company, from November 1997 until March 1999.
He also served as a Trustee of Atlas Insurance Company Trust, a mutual fund company, from November 1997 until March 1999.
------------------------------------------------------------------------------------------------------------------------------
------------------------------ ---------- ---------------- ---------------------------------------------- --------------------
Thomas M. O'Brien               Trustee    Trustee since   President and Chief Executive Officer                  69
(51)                                        April, 1992    May 2000 to present
Atlantic Bank of New York                                  Atlantic Bank of New York
960 Avenue of the Americas
New York, NY 10001                                         Vice Chairman
                                                           January 1997 to April 2000
                                                           North Fork Bank

                                                           President and Chief Executive Officer:
                                                           December 1984 to December 1996
                                                           North Side Savings Bank

------------------------------ ---------- ---------------- ---------------------------------------------- --------------------
------------------------------------------------------------------------------------------------------------------------------
Other Directorships Held:  Mr. O'Brien served as a Director of North Fork Bank, a bank, from December 1996 until May 2000.
He has also served as a Director of Atlantic Bank of New York, a bank, since May 2000.
------------------------------------------------------------------------------------------------------------------------------

------------------------------ ---------- ---------------- ---------------------------------------------- --------------------
John A. Pileski                 Trustee    Trustee since   Retired since June 2000                                69
(62)                                      February, 2001
43 Quaquanantuck Lane                                      Tax Partner
Quogue, NY 11959                                           (January 1995 to June 2000)
                                                           KPMG, LLP

------------------------------ ---------- ---------------- ---------------------------------------------- --------------------
------------------------------------------------------------------------------------------------------------------------------
Other Directorships Held: Mr. Pileski has served as a Director of New York Community Bank since April, 2001.  He has also served as a Director of Queens Museum of Art since January 1997 and as a Director of Surf Club of Quogue, Inc. since May
1980.
------------------------------------------------------------------------------------------------------------------------------
------------------------------ ---------- ---------------- ---------------------------------------------- --------------------
F. Don Schwartz                 Trustee    Trustee since   Management Consultant                                  69
(66)                                        April, 1992    (April 1985 to present)
6 Sugan Close Drive
New Hope, PA 18938

------------------------------ ---------- ---------------- ---------------------------------------------- --------------------
------------------------------------------------------------------------------------------------------------------------------
Other Directorships Held:  None
------------------------------------------------------------------------------------------------------------------------------

Interested Trustees and Trust Officers:

------------------------------ -------------- ---------------- ---------------------- ----------------------------------------

                                                               Number of Portfolios
                                              Length of Time   in Fund Complex
                                                 Served(1)     Overseen by
Name, Age and Address            Position                      Trustee/Director*             Other Directorships Held
------------------------------ -------------- ---------------- ---------------------- ----------------------------------------
------------------------------ -------------- ---------------- ---------------------- ----------------------------------------

John Birch                     Vice           Vice  President           N/A                            None
(51)                           President      since     April
                                              1998

------------------------------ -------------- ---------------- ---------------------- ----------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years:  Mr. Birch has served as Senior Vice President and Chief Operating Officer of
American Skandia Investment Services, Incorporated ("ASISI") since December 1997.  He served as Executive Vice President and
Chief Operating Officer of International Fund Administration from August 1996 until October 1997.  Prior to that, Mr. Birch served as Senior Vice President and Chief Administrative Officer Gabelli Funds, Inc. from March 1995 until August 1996.
------------------------------------------------------------------------------------------------------------------------------
------------------------------ -------------- ---------------- ---------------------- ----------------------------------------
Richard G. Davy, Jr.           Treasurer      Treasurer
(52)                                          since     March           N/A                            None
                                              1995
------------------------------ -------------- ---------------- ---------------------- ----------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years:   Mr. Davy has served as Vice President of ASISI since June 1997.  Prior to that, he served as Controller of ASISI from September 1994 until June 1997.
------------------------------------------------------------------------------------------------------------------------------
------------------------------ -------------- ---------------- ---------------------- ----------------------------------------
Wade A. Dokken**               President      President                                    Director of American Skandia,
(41)                           (Chief         since     June,           N/A                    Incorporated ("ASI")
                               Executive      2001
                               Officer)  and  Trustee since
                               Trustee        March, 2002
------------------------------ -------------- ---------------- ---------------------- ----------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years:  Mr. Dokken has served as President and Chief Executive Officer of ASI since May
2000.  He served as Executive Vice President and Chief Operating Officer of ASI from December 1999 until May 2000.  Prior to that, he served as Deputy Chief Executive Officer of ASI from December 1997 to December 1999.  Prior to that, he served as
Executive Vice President and Chief Marketing Officer of ASI from March 1995 until December 1997.
------------------------------------------------------------------------------------------------------------------------------
------------------------------ -------------- ---------------- ---------------------- ----------------------------------------
Edward P. Macdonald            Secretary      Secretary
(34)                                          since  November           N/A                            None
                                              2000
------------------------------ -------------- ---------------- ---------------------- ----------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Principal Occupation During Past 5 Years:  Mr. Macdonald served as Senior Counsel, Securities, Counsel and Senior Associate
Counsel of ASI since April 1999.  Prior to that, he was Branch Chief, Senior Counsel and Attorney at the U.S. Securities and
Exchange Commission from October 1994 to April 1999.
------------------------------------------------------------------------------------------------------------------------------

* The Trustees are  responsible  for overseeing all 41 Portfolios  included in the Trust,  as well as the 31 Funds included in American
Skandia Advisor Funds,  Inc. and the 5 Portfolios in the American Skandia Master Trust, all of which are investment  companies  managed by the Investment Manager.

** Indicates a Trustee of the Trust who is an  "interested  person"  within the meaning set forth in the 1940 Act. Mr. Dokken is deemed
"interested" by virtue of his serving as an officer of the Investment Manager.

(1) All of the officers and Trustees of the Trust listed above serve in similar  capacities for American  Skandia Advisor Funds,  Inc., and/or American Skandia Master Trust, which are also investment companies managed by the Investment Manager.

(2) Unless  otherwise  indicated,  each officer and Trustee  listed above has held his/her  principal  occupation for at least the last five years.  In addition to the  principal  occupations  noted  above,  the  following  officers and Trustees of the Trust hold various positions with American Skandia  Investment  Services,  Incorporated  ("ASISI"),  the Trust's Investment  Manager,  and its affiliates, including American Skandia Advisory Services, Inc. ("ASASI"),  American Skandia Life Assurance Corporation ("ASLAC"),  American Skandia
Fund Services,  Inc. ("ASFS") American Skandia Marketing,  Incorporated  ("ASM"),  American Skandia Information Services and Technology
Corporation  ("ASIST") or American Skandia,  Incorporated  ("ASI"):  Mr. Birch also serves as Senior Vice President and Chief Operating
Officer of ASISI and as a Senior Vice  President of ASI. Mr.  Dokken also serves as Chief  Executive  Officer of ASISI,  President  and
Chief Executive Officer of ASASI, ASLAC, ASFS, ASI and ASIST and as a Director of ASI.

         The overall  management  of the business and affairs of the Trust is vested with the Board of Trustees.  The Board of Trustees approves  all  significant  agreements  between the Trust and persons or  companies  furnishing  services to the Trust,  including  the
Trust's  agreements  with the  Investment  Manager,  Administrator,  Custodian  and Transfer and  Shareholder  Servicing  Agent and the
agreements  between the Investment  Manager and each Sub-advisor.  The day-to-day  operations of the Trust are delegated to the Trust's officers  subject  always to the  investment  objectives  and  policies  of the Trust and to the  general  supervision  of the Board of
Trustees.  Each Trustee will serve until that person's successor is elected and qualified.

         Nominating and Governance  Committee.  The Nominating and Governance  Committee shall make nominations for Independent Trustee membership on the Board of Trustees.  The members of the  Nominating  and Governance  Committee  include David E. A. Carson,  Julian A.
Lerner (Chairman),  Thomas M. O'Brien,  John A. Pileski and F. Don Schwartz.  In 2001, the Committee met on February 13, 2001 and April
9, 2001.  The Committee currently does not consider nominees recommended by security holders.

         Audit  Committee.  The Audit  Committee  shall  recommend  to the full  Board  the  engagement  or  discharge  of the  Trust's independent  accountants;  directing  investigations into matters within the scope of the independent  accountants'  duties,  reviewing with the independent  accountants the audit plan and results of the audit,  approving professional services provided by the independent accountants  prior to the performance of such services,  reviewing the independence of the independent  accountants and considering the range of audit and  non-audit  fees.  The members of the Audit  Committee  include  David E. A. Carson  (Chairman),  Julian A.  Lerner,
Thomas M. O'Brien,  John A. Pileski and F. Don Schwartz.  In 2001, the Audit  Committee met on April 9, 2001, June 26, 2001 and October
4, 2001.

The dollar range of equity securities beneficially owned by the Trustees of the Trust are listed below:

Independent Trustees:

------------------------------ ------------------------------------------- ----------------------------------------------------
                                                                           Aggregate Dollar Range of Equity Securities in All
                                         Dollar Range of Equity              Funds Overseen by the Trustees in the American
Name of Trustee                  Securities in each Series of the Trust                      Skandia Complex
------------------------------ ------------------------------------------- ----------------------------------------------------
     David E. A. Carson                           N/A                                       $10,001 - $50,000
------------------------------ ------------------------------------------- ----------------------------------------------------
------------------------------ ------------------------------------------- ----------------------------------------------------
      Julian A. Lerner                            N/A                                         Over $100,000
------------------------------ ------------------------------------------- ----------------------------------------------------
------------------------------ ------------------------------------------- ----------------------------------------------------
      Thomas M. O'Brien                           N/A                                         Over $100,000
------------------------------ ------------------------------------------- ----------------------------------------------------
------------------------------ ------------------------------------------- ----------------------------------------------------
       John A. Pileski                            N/A                                       $10,001 - $50,000
------------------------------ ------------------------------------------- ----------------------------------------------------
------------------------------ ------------------------------------------- ----------------------------------------------------
       F. Don Schwartz                            N/A                                         Over $100,000
------------------------------ ------------------------------------------- ----------------------------------------------------

Interested Trustee:

------------------------------ ------------------------------------------- ----------------------------------------------------
                                                                           Aggregate Dollar Range of Equity Securities in All
                                         Dollar Range of Equity              Funds Overseen by the Directors in the American
Name of Trustee                  Securities in each Series of the Trust                      Skandia Complex
------------------------------ ------------------------------------------- ----------------------------------------------------
------------------------------ ------------------------------------------- ----------------------------------------------------
       Wade A. Dokken          AST Strong International Equity Portfolio                      $1 - $10,000
                               ($1 - $10,000)
------------------------------ ------------------------------------------- ----------------------------------------------------

         During the past fiscal year, the Trustees  considered and approved each  Portfolio's  investment  management and  sub-advisory agreement with ASISI and its Sub-advisors,  individually.  In connection with each of these reviews, the Trustees,  with the advice and assistance of independent  counsel and counsel to the  Portfolios,  received and  considered  information  and reports  relating to the nature,  quality and scope of the services  provided to the Portfolios by ASISI and its affiliates,  as well as each  Sub-advisor.  The
Trustees,  in each  case,  considered  the level of and the  reasonableness  of the fees  charged  for these  services,  together  with comparative fee and expense information showing, among other things, the fees paid for advisory,  administrative,  transfer agency, and shareholder services and the total expense ratio of each Portfolio of the Trust relative to its peer group of mutual funds.

In addition, the Trustees considered, among other factors:

o        the effect of the investment  advisory fee and portfolio  administration  fee structure on the expense ratio of each Portfolio of the Trust;

o        the effect of the  investment  advisory fee and portfolio  administration  fee structure on the nature or level of services to be provided to each Portfolio of the Trust;

o        the investment performance of each Portfolio of the Trust;

o        information  on the  investment  performance,  advisory  fees,  administration  fees and  expense  ratios of other  investment companies managed by ASISI;

o        information  on the  investment  performance,  advisory  fees,  administration  fees and  expense  ratios of other  investment companies not advised by ASISI or the Sub-advisors but believed to be generally  comparable in its investment  objectives and size to each Portfolio of the Trust; and

o        the continuing need of ASISI and each  Sub-advisor to retain and attract  qualified  investment and service  professionals  to serve the Trust and each Portfolio in an increasingly competitive industry.

         The Trustees also  considered  various  improvements  and upgrades in  shareholder  services  made during the year,  financial information about ASISI's costs, an analysis of historical  profitability of each Portfolio,  and the importance of supporting quality, long-term service by ASISI and the Sub-advisors to help achieve solid investment performance.

         Based on all the  factors  described  above  and such  other  considerations  and  information  as it deemed  relevant  to its decision,  the  Trustees  determined  that the  approval of each  investment  management  and  sub-advisory  agreement  was in the best interests of each Portfolio and its shareholders and on that basis approved these agreements.

         The Trustees and officers of the Trust who are  affiliates  of the  Investment  Manager do not receive  compensation  directly from the Trust for  serving  in such  capacities.  However,  those  officers  and  Trustees  of the Trust who are  affiliated  with the
Investment  Manager may receive  remuneration  indirectly,  as the Investment Manager will receive fees from the Trust for the services it provides.  Each of the other Trustees  receives  annual and per meeting fees paid by the Trust plus expenses for each meeting of the
Board and of  shareholders  which he attends.  Compensation  received  during the year ended  December 31, 2001 by the Trustees who are not affiliates of the Investment Manager was as follows:

                                                                                 Total Compensation from Registrant and Fund
Name of Trustee           ----------------------------------------------------                     Complex
                                      Aggregate Compensation from                            Paid to Trustee(1)
                                               Registrant
-------------------------                                                       ----------------------------------------------

David E. A. Carson                              $75,500                                           $123,650
Julian A. Lerner                                  75,000                                           124,950
Thomas M. O'Brien                                 74,000(2)                                        125,977(2)
John A Pileski                                    74,000                                           122,150
F. Don Schwartz                                   74,000                                           122,150
(1)      As of the date of this Statement,  the "Fund Complex"  consisted of the Trust,  American Skandia Advisor Funds, Inc. ("ASAF"),
     and American Skandia Master Trust ("ASMT").
(2)  Mr. O'Brien  deferred payment of this  compensation.  The total value of all deferred  compensation,  as of December 31, 2001, was
     $131,630 from the Registrant and $222,785 from the Registrant and Fund Complex.

         The Trust does not offer pension or retirement benefits to its Trustees.

         Under the terms of the  Massachusetts  General  Corporation  Law, the Trust may  indemnify any person who was or is a Trustee, officer or employee of the Trust to the maximum extent  permitted by the  Massachusetts  General  Corporation Law;  provided,  however, that any such  indemnification  (unless  ordered by a court) shall be made by the Trust only as  authorized in the specific case upon a determination that  indemnification of such persons is proper in the circumstances.  Such determination  shall be made (i) by the Board of Trustees,  by a majority vote of a quorum which  consists of Trustees who are neither  "interested  persons" of the Trust as defined in Section 2(a)(19) of the 1940 Act (the "1940 Act"),  nor parties to the proceeding,  or (ii) if the required quorum is not obtainable or if a quorum of such Trustees so directs by independent legal counsel in a written opinion.  No  indemnification  will be provided by the Trust to any  Trustee  or  officer  of the  Trust  for any  liability  to the  Trust or its  shareholders  to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         Codes of Ethics.  The Trust,  its Investment  Manager,  its Distributor and the  Sub-advisors  for the Portfolios of the Trust have adopted codes of ethics under rule 17j-1 of the 1940 Act.  While these codes contain  provisions  reasonably  necessary to prevent personnel  subject  to the codes from  engaging  in  unlawful  conduct,  they do not  prohibit  investments  in  securities,  including securities that may be purchased or held by the Trust's Portfolios, by such personnel.

INVESTMENT ADVISORY AND OTHER SERVICES:

         Investment  Advisory Services:  The Trust has entered into investment  management  agreements with the Investment Manager (the
"Management  Agreements").  The Investment Manager furnishes each Portfolio with investment advice and certain administrative  services with respect to the  applicable  Portfolio's  assets  subject to the  supervision  of the Board of Trustees and in conformity  with the stated  policies  of the  applicable  Portfolio.  The  Investment  Manager  has  engaged  the  Sub-advisors  noted on the cover of this
Statement  to conduct the various  investment  programs  of each  Portfolio  pursuant  to  separate  sub-advisory  agreements  with the
Investment Manager.

         Under the terms of the  Management  Agreements,  the  Investment  Manager  furnishes,  at its  expense,  such  personnel as is required by each  Portfolio  for the proper  conduct of its affairs and engages the  Sub-advisors  to conduct the  investment  programs pursuant  to the  Investment  Manager's  obligations  under the  Management  Agreements.  The  Investment  Manager,  not the Trust,  is
responsible  for the expenses of conducting  the investment  programs.  The  Sub-advisor is responsible  for the expenses of conducting the  investment  programs in relation to the  applicable  Portfolio  pursuant to  agreements  between the  Investment  Manager and each
Sub-advisor.  Each Portfolio pays all of its other expenses,  including but not limited to,  brokerage  commissions,  legal,  auditing, taxes or governmental fees, the cost of preparing share certificates,  custodian,  depositary, transfer and shareholder servicing agent costs,  expenses of issue,  sale,  redemption  and  repurchase  of shares,  expenses of  registering  and  qualifying  shares for sale, insurance  premiums on property or personnel  (including  officers and Trustees if  available) of the Trust which inure to its benefit, expenses  relating to Trustee and shareholder  meetings,  the cost of preparing and  distributing  reports and notices to shareholders, the fees and other expenses  incurred by the Trust in connection with membership in investment  company  organizations  and the cost of printing copies of prospectuses and statements of additional  information  distributed to shareholders.  Expenses incurred by the Trust not directly  attributable  to any specific  Portfolio or  Portfolios  are  allocated on the basis of the net assets of the  respective
Portfolios.

         Under the terms of the  Management  Agreements,  the  Investment  Manager is  permitted  to render  services  to  others.  The
Management  Agreements  provide  that neither the  Investment  Manager nor its  personnel  shall be liable for any error of judgment or mistake of law or for any act or  omission  in the  administration  or  management  of the  applicable  Portfolios,  except for willful misfeasance,  bad faith or gross  negligence  in the  performance  of its or their duties or by reason of reckless  disregard of its or their obligations and duties under the Management Agreements.

The Investment  Management  fees payable by each Portfolio to the Investment  Manager are as follows.  Investment  Management  fees are payable monthly and are accrued daily for purposes of determining the net asset values of the Portfolios.

         AST Strong  International  Equity  Portfolio:  An annual rate of 1.0% of the average  daily net assets of the Portfolio not in excess of $75 million; plus .85% of the Portfolio's average daily net assets over $75 million.

         AST Janus Overseas Growth Portfolio:  An annual rate of 1.0% of the average daily net assets of the Portfolio.

         AST  American  Century  International  Growth  Portfolio:  An  annual  rate of 1.0% of the  average  daily  net  assets of the
Portfolio.

         AST DeAM  International  Equity  Portfolio:  An annual rate of 1.00% of the average daily net assets of the  Portfolio.  Prior to May 1, 2002,  the  Investment  Manager had engaged  Founders Asset  Management  LLC as  Sub-advisor  for the Portfolio,  for a total
Investment Management fee of 1.0% of the average daily net assets of the Portfolio.

         AST MFS Global Equity Portfolio:   An annual rate of 1.0% of the average daily net assets of the Portfolio.

         AST PBHG Small-Cap Growth Portfolio:  An annual rate of .90% of the average daily net assets of the Portfolio.

         AST DeAM  Small-Cap  Growth  Portfolio:  An annual rate of .95% of the  average  daily net assets of the  Portfolio.  Prior to
December 10, 2001, the Investment  Manager had engaged Zurich Scudder  Investments,  Inc. as Sub-advisor  for the Portfolio  (formerly, the AST Scudder  Small-Cap Growth  Portfolio),  for a total  Investment  Management fee of an annual rate of .95% of the portion of the average daily net assets of the Portfolio not in excess of $1 billion; plus .90% of the portion of the net assets over $1 billion.

         AST Federated Aggressive Growth Portfolio:  An annual rate of .95% of the average daily net assets of the Portfolio.

         AST Goldman Sachs Small-Cap Value Portfolio:  An annual rate of .95% of the average daily net assets of the Portfolio.

         AST Gabelli Small-Cap Value Portfolio:  An annual rate of .90% of the average daily net assets of the Portfolio.

         AST DeAM Small-Cap Value Portfolio:  An annual rate of .95% of the average daily net assets of the Portfolio.

         AST Janus Mid-Cap Growth Portfolio:  An annual rate of 1.0% of the average daily net assets of the Portfolio.

         AST Neuberger  Berman Mid-Cap Growth  Portfolio:  An annual rate of .90% of the portion of the average daily net assets of the
Portfolio  not in excess of $1  billion;  plus .85% of the  portion  of the net  assets  over $1  billion.  Prior to May 1,  1998,  the
Investment  Manager had engaged  Berger  Associates,  Inc. as  Sub-advisor  for the  Portfolio  (formerly,  the Berger  Capital  Growth
Portfolio), for a total Investment Management fee of .75% of the average daily net assets of the Portfolio.

         AST Neuberger  Berman  Mid-Cap Value  Portfolio:  An annual rate of .90% of the portion of the average daily net assets of the
Portfolio  not in excess of $1  billion;  plus .85% of the  portion  of the net  assets  over $1  billion.  Prior to May 1,  1998,  the
Investment  Manager had engaged  Federated  Investment  Counseling as Sub-advisor for the Portfolio  (formerly,  the Federated  Utility
Income  Portfolio),  for a total  Investment  Management  fee equal to .75% of the first $50 million of the average daily net assets of the Portfolio; plus .60% of the Portfolio's average daily net assets in excess of $50 million.

         AST Alger All-Cap Growth Portfolio:  An annual rate of .95% of the average daily net assets of the Portfolio.

         AST Gabelli All-Cap Value Portfolio:  An annual rate of .95% of the average daily net assets of the Portfolio.

         AST T. Rowe Price Natural Resources Portfolio:  An annual rate of .90% of the average daily net assets of the Portfolio.

         AST Alliance  Growth  Portfolio:  An annual rate of .90% of the portion of the average  daily net assets of the  Portfolio not in excess of $1  billion;  plus .85% of the  portion of the net assets  over $1  billion.  Prior to  January  1, 1999,  the  Investment
Manager  had  engaged  Robertson,  Stephens & Company  Investment  Management,  L.P.  as  Sub-advisor  for the  Portfolio,  for a total
Investment Management fee of 1.0% of the average daily net assets of the Portfolio.

         AST MFS Growth Portfolio: An annual rate of .90% of the average daily net assets of the Portfolio.

         AST Marsico Capital Growth Portfolio:  An annual rate of .90% of the average daily net assets of the Portfolio.

         AST JanCap Growth Portfolio:  An annual rate of .90% of the average daily net assets of the Portfolio.

         AST DeAM Large-Cap Growth Portfolio:  An annual rate of .85% of the average daily net assets of the Portfolio.

         AST DeAM Large-Cap  Value  Portfolio:  An annual rate of .85% of the average daily net assets of the  Portfolio.  Prior to May
1, 2002, the Investment  Manager had engaged Janus Capital  Management LLC as  Sub-advisor  for the Portfolio,  for a total  Investment
Management fee of 1.0% of the average daily net assets of the Portfolio.

         AST Alliance/Bernstein Growth + Value Portfolio:  An annual rate of .90% of the average daily net assets of the Portfolio.

         AST Sanford Bernstein Core Value Portfolio: An annual rate of .75% of the average daily net assets of the Portfolio.

         AST Cohen & Steers Realty Portfolio:  An annual rate of 1.0% of the average daily net assets of the Portfolio.

         AST Sanford Bernstein Managed Index 500 Portfolio:  An annual rate of .60% of the average daily net assets of the Portfolio.

         AST American Century Income & Growth Portfolio:  An annual rate of .75% of the average daily net assets of the Portfolio.

         AST Alliance Growth and Income Portfolio:  An annual rate of .75% of the average daily net assets of the Portfolio.

         AST MFS Growth with Income Portfolio: An annual rate of .90% of the average daily net assets of the Portfolio.

         AST INVESCO Equity Income Portfolio:  An annual rate of .75% of the average daily net assets of the Portfolio.

         AST DeAM  Global  Allocation  Portfolio:  An annual rate of .10% of the average  daily net assets of the  Portfolio.  Prior to
May 1, 2002,  the  Investment  Manager  had  engaged A I M Capital  Management,  Inc.  as  Sub-advisor  for the  Portfolio  for a total
Investment  Management  fee equal to an annual  rate of .75% of the  average  daily net assets of the  Portfolio  not in excess of $300 million; plus .70% of the Portfolio's average daily net assets in excess of $300 million.

         AST American Century Strategic Balanced Portfolio:  An annual rate of .85% of the average daily net assets of the Portfolio.

         AST T. Rowe Price Asset Allocation Portfolio:  An annual rate of .85% of the average daily net assets of the Portfolio.

         AST T. Rowe Price Global Bond Portfolio:  An annual rate of .80% of the average daily net assets of the Portfolio.

         AST Federated High Yield Portfolio:  An annual rate of .75% of the average daily net assets of the Portfolio.

         AST Lord Abbett Bond-Debenture Portfolio:  An annual rate of .80% of the average daily net assets of the Portfolio.

         AST DeAM Bond Portfolio:  An annual rate of .85% of the average daily net assets of the Portfolio.

         AST PIMCO Total Return Bond Portfolio:  An annual rate of .65% of the average daily net assets of the Portfolio.

         AST PIMCO Limited Maturity Bond Portfolio:  An annual rate of .65% of the average daily net assets of the Portfolio.

         AST Money  Market  Portfolio:  An annual  rate of .50% of the  average  daily net  assets  of the  Portfolio.  The  Investment
Manager  has  voluntarily  agreed to waive a portion of its fee equal to .05% of the  average  daily net assets of the  Portfolio.  The
Investment Manager may terminate this voluntary agreement at any time after April 30, 2003.

         The Investment  Manager has voluntarily  agreed to waive a portion of its fee equal to .05% of the average daily net assets in excess of $1 billion of each of the  Portfolios  other than the AST DeAM  Large-Cap  Value  Portfolio,  the AST DeAM  Large-Cap  Growth
Portfolio and the AST DeAM Small-Cap  Value  Portfolio.  The Investment  Manager has  voluntarily  agreed to waive a portion of its fee equal  to .10% of the  average  daily  net  assets  for the AST DeAM  Large-Cap  Value  Portfolio  and the AST  DeAM  Large-Cap  Growth
Portfolio.  The Investment  Manager has voluntarily  agreed to waive a portion of its fee equal to .15% of the average daily net assets for the AST DeAM Small-Cap Value  Portfolio.  The Investment  Manager may terminate these voluntary  agreements at any time after April
30, 2003.

The  investment  management  fee paid for each of the past three fiscal years by each  Portfolio  that was  publicly  offered  prior to
January 2002 was as follows:

                                                                                          Investment Management Fees
                                                ------------------------- -------------------------- ---------------------------
                                                                    1999                       2000                        2001
                                                ------------------------- -------------------------- ---------------------------
AST Strong International Equity                                4,695,735                  6,275,789                   4,531,109
AST Janus Overseas Growth                                      8,284,493                 15,376,284                   7,637,333
AST American Century International Growth                        992,423                  2,629,272                   3,724,627
AST DeAM International Equity                                  1,222,849                  3,269,601                   1,957,352
AST MFS Global Equity                                              1,645                     94,939                     424,195
AST PBHG Small-Cap Growth                                      4,980,643                  9,715,081                   4,078,228
AST DeAM Small-Cap Growth                                      3,958,710                  8,982,531                   5,992,043
AST Federated Aggressive Growth                                        0                      1,028                     140,389
AST Goldman Sachs Small-Cap Value                                531,717                  1,172,260                   2,980,201
AST Gabelli Small-Cap Value                                    2,529,270                  2,644,058                   3,984,951
AST Janus Mid-Cap Growth                                               0                    314,191                     700,821
AST Neuberger Berman Mid-Cap Growth                            2,440,843                  6,409,535                   4,955,480
AST Neuberger Berman Mid-Cap Value                             4,969,319                  6,612,407                   8,529,633
AST Alger All-Cap Growth                                               0                  1,830,869                   7,225,980
AST Gabelli All-Cap Value                                              0                     11,564                   1,039,744
AST T. Rowe Price Natural Resources                              847,431                  1,035,364                   1,322,239
AST Alliance Growth                                            2,537,033                  4,102,734                   3,684,731
AST MFS Growth                                                     3,675                    371,052                   8,711,349
AST Marsico Capital Growth                                     9,436,188                 16,163,520                  12,258,722
AST JanCap Growth                                             36,922,583                 49,558,070                  26,556,021
AST DeAM Large-Cap Value                                               0                      5,278                     338,284
AST Alliance/Bernstein Growth + Value                                  0                          0                      75,451
AST Sanford Bernstein Core Value                                       0                          0                      85,387
AST Cohen & Steers Realty                                        494,430                    933,272                   1,306,673
AST Sanford Bernstein Managed Index 500                        2,856,541                  4,234,284                   3,774,212
AST American Century Income & Growth                           1,854,825                  3,480,798                   3,131,080
AST Alliance Growth and Income                                 9,931,237                 11,031,609                  12,891,016
AST MFS Growth with Income                                         6,155                    334,180                     878,198
AST INVESCO Equity Income                                      7,204,789                  8,434,414                   8,305,048
AST DeAM Global Allocation                                     3,145,086                  4,278,297                   3,942,792
AST American Century Strategic Balanced                        1,399,707                  1,881,967                   1,751,146
AST T. Rowe Price Asset Allocation                             3,419,374                  3,598,294                   3,081,375
AST T. Rowe Price Global Bond                                  1,178,024                  1,044,696                     916,292
AST Federated High Yield                                       4,761,157                  4,178,156                   4,055,451
AST Lord Abbett Bond-Debenture                                         0                      2,471                     267,351
AST PIMCO Total Return Bond                                    6,473,997                  7,223,767                   9,324,202
AST PIMCO Limited Maturity Bond                                2,494,789                  2,530,829                   3,436,658
AST Money Market                                               7,174,127                  9,088,801                  11,758,628

The  sub-advisory  fee paid by the  Investment  Manager to the  Sub-advisors  for each such Portfolio for each of the past three fiscal years was as follows:

                                                                                          Sub-advisory Fees
                                                -------------------------- -------------------------- --------------------------
                                                                     1999                       2000                       2001
                                                -------------------------- -------------------------- --------------------------
AST Strong International Equity(1)                              2,876,419                  3,335,134                  2,409,743
AST Janus Overseas Growth                                       4,692,246                  8,317,803                  4,091,406
AST American Century International Growth                         688,553                  1,303,908                  1,676,082
AST DeAM International Equity(2)                                  711,424                  1,795,026                  1,078,676
AST MFS Global Equity                                                 699                     58,018                    180,283
AST PBHG Small-Cap Growth(3)                                    2,427,349                  4,456,437                  2,059,707
AST DeAM Small-Cap Growth(4)                                    1,842,324                  4,002,862                  2,713,427
AST Federated Aggressive Growth                                         0                        541                     73,889
AST Goldman Sachs Small-Cap Value(5)                              279,851                    584,790                  1,568,527
AST Gabelli Small-Cap Value(6)                                  1,405,150                  1,175,137                  1,836,514
AST Janus Mid-Cap Growth                                                0                    259,208                    385,050
AST Neuberger Berman Mid-Cap Growth                             1,134,819                  2,898,682                  2,210,682
AST Neuberger Berman Mid-Cap Value                              2,754,647                  3,659,113                  3,999,070
AST Alger All-Cap Growth                                                0                    772,603                  2,865,877
AST Gabelli All-Cap Value                                               0                     30,198                    437,787
AST T. Rowe Price Natural Resources                               470,795                    575,202                    734,577
AST Alliance Growth(7)                                            985,165                  1,756,312                  1,637,658
AST MFS Growth                                                      1,633                    164,912                  3,518,459
AST Marsico Capital Growth                                      4,718,094                  8,292,452                  5,670,785
AST JanCap Growth                                              19,832,544                 23,083,815                 13,011,657
AST DeAM Large-Cap Value(8)                                             0                      2,903                    186,056
AST Alliance/Bernstein Growth + Value                                   0                          0                     33,534
AST Sanford Bernstein Core Value                                        0                          0                     28,462
AST Cohen & Steers Realty                                         296,658                    545,142                    722,669
AST Sanford Bernstein Managed Index 500(9)                        738,621                    823,159                    789,035
AST American Century Income & Growth(10)                        1,062,132                  1,728,399                  1,511,050
AST Alliance Growth and Income(11)                              4,991,959                  4,109,231                  4,790,227
AST MFS Growth with Income                                          3,180                    148,945                    361,254
AST INVESCO Equity Income                                       3,462,235                  3,807,575                  3,843,384
AST DeAM Global Allocation(12)                                  1,722,543                  2,251,648                  1,998,816
AST American Century Strategic Balanced                           766,021                    818,414                    796,060
AST T. Rowe Price Asset Allocation                              1,093,198                  1,145,822                    993,787
AST T. Rowe Price Global Bond                                     589,012                    522,348                    458,146
AST Federated High Yield                                        1,704,552                  1,510,219                  1,161,672
AST Lord Abbett Bond-Debenture                                          0                      1,081                     83,547
AST PIMCO Total Return Bond                                     2,564,999                  2,876,139                  3,676,751
AST PIMCO Limited Maturity Bond                                 1,034,534                    995,826                  1,321,791
AST Money Market(13)                                            1,492,378                  1,209,010                  1,440,997

(1) For fiscal year 1999,  $921,003 was paid to Putnam and $1,955,416 was paid to A I M Capital  Management,  Inc.  ("AIM"),  the prior
Sub-advisors  for the  Portfolio.  For fiscal year 2000,  the entire fee noted above was paid to AIM. For fiscal year 2001,  $2,360,387 was paid to AIM and $49,356 was paid to Strong Capital Management, Inc.
(2) For the fiscal  years  1999,  2000 and 2001,  the entire fee noted  above was paid to  Founders  Asset  Management  LLC,  the prior
Sub-advisor for the Portfolio.
(3)  For fiscal years 1999 and 2000, the entire fee noted was paid to Janus Capital  Management LLC  ("Janus"),  the prior  Sub-advisor for the Portfolio.  For the fiscal year 2001, $1,513,376 was paid to Janus and $546,331 was paid to Pilgrim Baxter & Associates, Ltd.
(4) For the fiscal  years 1999 and 2000,  the entire fee noted above was paid to Zurich  Scudder  Investments,  Inc.  ("Scudder"),  the
prior  Sub-advisor for the Portfolio.  For the fiscal year 2001,  $2,619,058 was paid to Scudder and $99,806 was paid to Deutsche Asset
Management, Inc.
(5) For the  fiscal  years 1999 and 2000,  the  entire  fee noted  above was paid to Lord,  Abbett & Co.  ("Lord  Abbett:"),  the prior
Sub-advisor  for the  Portfolio.  For the fiscal year 2001,  $433,623 was paid to Lord Abbett and  $1,134,904 was paid to Goldman Sachs
Asset Management.
(6) For fiscal  year 1999,  the  entire  fee noted  above was paid to T. Rowe Price  Associates,  Inc.  ("T.  Rowe  Price"),  the prior
Sub-advisor  for the  Portfolio.  For fiscal year 2000,  $968,668 was paid to T. Rowe Price and  $206,469 was paid to GAMCO  Investors,
Inc. ("GAMCO").  For fiscal year 2001, the entire fee noted was paid to GAMCO.
(7) For fiscal year 1999, the entire fee was paid to OppenheimerFunds,  Inc. ("Oppenheimer"),  the prior Sub-advisor for the Portfolio.
For fiscal year 2000,  $469,876 was paid to Oppenheimer  and $1,286,436 was paid to Alliance  Capital  Management,  Inc.  ("Alliance").
For fiscal year 2001, the entire fee noted was paid to Alliance.
(8) For the  fiscal  years  1999,  2000 and 2001,  the entire  fee noted  above was paid to Janus  Capital  Management  LLC,  the prior
Sub-advisor for the Portfolio.
(9) For fiscal year 1999, the entire fee noted above was paid to Bankers Trust Company  ("Bankers  Trust"),  the prior  Sub-advisor for the  Portfolio.  For fiscal year 2000,  $289,101  was paid to Banker  Trust and  $534,058  was paid to Sanford C.  Bernstein & Co. LLC.
("Bernstein").  For fiscal year 2001, the entire fee noted was paid to Bernstein.
(10) For fiscal year 1999,  $297,067 was paid to Putnam  Investment  Management,  Inc.,  the prior  Sub-advisor  for the  Portfolio and
$765,065 was paid to American Century Investment  Management,  Inc.  ("American  Century").  For fiscal years 2000 and 2001, the entire fee noted was paid to American Century.
(11) For the fiscal year 1999, the entire fee noted above was paid to Lord,  Abbett & Co. ("Lord  Abbett"),  the prior  Sub-advisor for the Portfolio.  For fiscal year 2000,  $1,525,780 was paid to Lord Abbett and $2,583,451 was paid to Alliance Capital Management,  Inc.
("Alliance").  For fiscal year 2001, the entire fee noted was paid to Alliance.
(12)For  fiscal year 1999,  $559,542 was paid to Putnam  Investment  Management,  Inc.,  the prior  Sub-advisor  for the  Portfolio and
$1,163,001 was paid to A I M Capital Management, Inc. ("AIM").  For fiscal years 2000 and 2001, the entire fee noted was paid to AIM.
(13) For fiscal years 1999 and 2000,  the entire fee noted above was paid to J.P.  Morgan  Investment  Management,  Inc.  ("JPM"),  the
prior  Sub-advisor  for the  Portfolio.  For fiscal  year  2001,  $1,068,339  was paid to JPM and  $372,658  was paid to Wells  Capital
Management, Incorporated, the current Sub-advisor for the Portfolio.

The  Investment  Manager has agreed by the terms of the Management  Agreements  for the following  Portfolios of the Trust to reimburse the Portfolio for any fiscal year in order to prevent  Portfolio  expenses  (exclusive of taxes,  interest,  brokerage  commissions and extraordinary  expenses,  determined by the Trust or the  Investment  Manager,  but inclusive of the  management  fee) from exceeding a specified percentage of the Portfolio's average daily net assets, as follows:

         AST Strong International Equity Portfolio:  1.75%

         AST PBHG Small-Cap Growth Portfolio:  1.30%

         AST T. Rowe Price Natural Resources Portfolio:  1.35%

         AST Alliance Growth Portfolio:  1.45%

         AST JanCap  Growth  Portfolio:  1.35%.  Commencing  September  4, 1996,  the  Investment  Manager  has  voluntarily  agreed to reimburse  certain  operating  expenses  in excess of 1.33% for the AST  JanCap  Growth  Portfolio.  This  voluntary  agreement  may be terminated by the Investment Manager at any time.

         AST Alliance Growth and Income Portfolio:  1.25%

         AST INVESCO Equity Income Portfolio:  1.20%

         AST T. Rowe Price Asset Allocation Portfolio:  1.25%

         AST T. Rowe Price Global Bond Portfolio:  1.75%

         AST Federated High Yield Portfolio:  1.15%

         AST PIMCO Total Return Bond Portfolio:  1.05%

         AST PIMCO Limited Maturity Bond Portfolio:  1.05%

         AST Money Market Portfolio:  .65%. The Investment  Manager has voluntarily  agreed to reimburse certain operating  expenses in excess of .60% for the AST Money Market  Portfolio.  This voluntary  agreement may be terminated by the Investment  Manager at any time after April 30, 2003.

         The  Investment  Manager has also  voluntarily  agreed to reimburse  the other  Portfolios of the Trust for any fiscal year in order to prevent Portfolio expenses (exclusive of taxes,  interest,  brokerage  commissions and extraordinary  expenses,  determined by the Trust or the Investment  Manager,  but inclusive of the management fee) from exceeding a specified  percentage of each  Portfolio's average daily net assets, as follows:

         AST Janus Overseas Growth Portfolio:  1.75%

         AST American Century International Growth Portfolio:  1.75%

         AST DeAM International Equity Portfolio:  1.50%

         AST MFS Global Equity Portfolio:  1.75%

         AST DeAM Small-Cap Growth Portfolio:  1.35%

         AST DeAM Small-Cap Value Portfolio:  1.15%

         AST Federated Aggressive Growth Portfolio:  1.35%

         AST Goldman Sachs Small-Cap Value Portfolio:  1.35%

         AST Gabelli Small-Cap Value Portfolio:  1.30%

         AST Janus Mid-Cap Growth Portfolio:  1.35%

         AST Neuberger Berman Mid-Cap Value Portfolio:  1.25%

         AST Neuberger Berman Mid-Cap Growth Portfolio:  1.25%

         AST Alger All-Cap Growth Portfolio:  1.45%

         AST Gabelli All-Cap Value Portfolio:  1.45%

         AST Marsico Capital Growth Portfolio:  1.35%

         AST DeAM Large-Cap Growth Portfolio:  .99%

         AST MFS Growth Portfolio:  1.35%

         AST American Century Income & Growth Portfolio:  1.25%

         AST MFS Growth with Income Portfolio:  1.35%

         AST DeAM Large-Cap Value Portfolio:  .99%

         AST Alliance/Bernstein Growth + Value Portfolio:  1.35%

         AST Sanford Bernstein Core Value Portfolio:  1.25%

         AST Sanford Bernstein Managed Index 500 Portfolio:  .80%

         AST Cohen & Steers Realty Portfolio:  1.45%

         AST DeAM Global Allocation:  0.35%

         AST American Century Strategic Balanced Portfolio:  1.25%

         AST Lord Abbett Bond-Debenture Portfolio:  1.20%

         AST DeAM Bond Portfolio:  0.99%

         Except with respect to the AST MFS Global Equity Portfolio,  for which the Investment  Manager has committed to keep the above limitation in effect until at least April 30, 2003, the Investment  Manager may terminate the above  voluntary  agreements at any time.
Voluntary  payments of Portfolio  expenses by the Investment  Manager are subject to  reimbursement  by the Portfolio at the Investment
Manager's  discretion  within the two year period  following such payment to the extent  permissible  under applicable law and provided that the Portfolio is able to effect such reimbursement and remain in compliance with applicable expense limitations.

         Each  Management  Agreement  will continue in effect from year to year,  provided it is approved,  at least  annually,  in the manner  stipulated  in the 1940 Act.  This  requires  that each  Management  Agreement  and any  renewal be  approved  by a vote of the majority  of the  Trustees  who are not  parties  thereto  or  interested  persons  of any such  party,  cast in  person  at a  meeting specifically  called for the purpose of voting on such approval.  Each Management  Agreement may be terminated without penalty on sixty days' written  notice by vote of a majority of the Board of Trustees or by the Investment  Manager,  or by holders of a majority of the applicable  Portfolio's  outstanding shares, and will automatically  terminate in the event of its "assignment" as that term is defined in the 1940 Act.

         Sub-advisory  Agreements:  The Investment  Manager pays each  Sub-advisor for the performance of sub-advisory  services out of its Investment  Management fee and at no additional cost to any Portfolio.  The fee paid to the Sub-advisors  differs from Portfolio to
Portfolio,  reflecting the  objectives,  policies and  restrictions  of each Portfolio and the nature of each  Sub-advisory  Agreement.
Each  Sub-advisor's  fee is accrued daily for purposes of determining  the amount payable to the  Sub-advisor.  The fees payable to the present Sub-advisors are as follows:

         Strong Capital  Management,  Inc. for the AST Strong  International  Equity  Portfolio:  An annual rate equal to the following percentages of the combined  average daily net assets of the Portfolio and the series of American  Skandia Advisor Funds,  Inc. that is managed by the Sub-advisor  and identified by the  Sub-advisor  and the Investment  Manager as being similar to the Portfolio : .45% of the portion of the  combined  average  daily net assets not in excess of $500  million;  plus .40% of the portion over $500 million but not in excess of $1 billion;  plus .35% of the portion in excess of $1 billion.  Prior to December 10,  2001,  the  Investment  Manager
had engaged A I M Capital Management,  Inc. as Sub-advisor for the Portfolio (formerly the AST AIM International  Equity Portfolio) for an annual  rate  equal to the  following  percentages  of the  combined  average  daily net assets of the  Portfolio  and the series of
American Skandia Advisor Funds,  Inc. that was managed by the Sub-advisor and identified by the Sub-advisor and the Investment  Manager as being  similar to the Portfolio : .55% of the portion of the combined  average  daily net assets not in excess of $75 million;  plus
..45% of the portion in excess of $75 million.

         Janus  Capital  Management  LLC for the AST Janus  Overseas  Growth  Portfolio:  An annual  rate of .65% of the portion of the average daily net assets of the  Portfolio not in excess of $100 million;  plus .60% of the portion of the net assets over $100 million but not in excess of $500  million;  and .50% of the  portion of the net  assets  over $500  million.  Commencing  July 1, 2001,  Janus
Capital  Management LLC has voluntarily  agreed to waive a portion of its fee equal to .50% of the combined average daily net assets of the Portfolio and the  corresponding  series of American Skandia Advisor Funds,  Inc. that is managed by the Sub-advisor and identified by the Investment  Manager and Sub-advisor as being similar to the Portfolio.  The  Sub-advisor may terminate this voluntary  agreement at any time.

         American Century  Investment  Management,  Inc. for the AST American Century  International  Growth Portfolio:  Because of the
large amount of assets being sub-advised for the Investment  Manager by American Century  Investment  Management,  Inc., the Investment
Manager was able to negotiate a reduction to American  Century's  standard  fee  schedule.  Such reduced fee schedule is an annual rate of .45% of the combined  average daily net assets of the  Portfolio  and the series of American  Skandia  Advisor  Funds,  Inc. that is managed by the Sub-advisor and identified by the Sub-advisor and the Investment Manager as being similar to the Portfolio.

         Deutsche  Asset  Management,  Inc. for the AST DeAM  International  Equity  Portfolio:  An annual rate equal to the  following percentages of the combined  average daily net assets of the Portfolio and the series of American  Skandia Advisor Funds,  Inc. that is managed by the  Sub-advisor and identified by the  Sub-advisor  and the Investment  Manager as being similar to the Portfolio:  .30% of the portion of the  combined  average  daily net assets not in excess of $500  million;  plus .25% of the portion over $500 million but not in excess of $1  billion;  plus .20% of the portion  over $1  billion.  Prior to May 1, 2002,  the  Investment  Manager had engaged
Founders Asset  Management LLC as Sub-advisor for the Portfolio  (formerly the AST Founders  Passport  Portfolio) for an annual rate of
..60% of the  average  daily net assets of the  Portfolio  not in excess of $100  million;  plus .50% of the  portion of the average net assets in excess of $100 million.

         Massachusetts  Financial  Services  for the AST MFS Global  Equity  Portfolio:  An annual  rate of .425% of average  daily net assets of the Portfolio.

         Pilgrim  Baxter &  Associates,  Ltd.  for the AST PBHG  Small-Cap  Growth  Portfolio:  An annual  rate equal to the  following percentages of the combined  average daily net assets of the Portfolio and the series of American  Skandia Advisor Funds,  Inc. that is managed by the Sub-advisor  and identified by the  Sub-advisor  and the Investment  Manager as being similar to the Portfolio : .50% of the portion of the  combined  average  daily net assets not in excess of $100  million;  plus .45% of the portion over $100 million but not in excess of $400 million;  plus .40% of the portion over $400 million but not in excess of $900 million;  plus .35% of the portion in excess of $900  million.  Between  January 1, 1999 and  September  17,  2001,  the  Investment  Manager  had engaged  Janus  Capital
Management LLC as Sub-advisor for the AST PBHG Small-Cap Growth Portfolio (formerly,  the AST Janus Small-Cap Growth Portfolio),  for a total  Sub-advisory  fee of .50% of the portion of the average daily net assets of the  Portfolio  not in excess of $100 million;  plus
..45% of the portion of the net assets over $100 million but not in excess of $500  million;  plus .40% of the portion of the net assets over $500  million  but not in excess of $1 billion;  plus .35% of the  portion of the net assets over $1 billion.  Prior to January 1,
1999,  the  Investment  Manager had engaged  Founders Asset  Management  LLC as  Sub-advisor  for the Portfolio  (formerly the Founders
Capital Appreciation  Portfolio),  for a total Sub-advisory fee of .65% of the portion of the average daily net assets of the Portfolio not in excess of $75  million;  plus .60% of the portion of the net assets over $75  million  but not in excess of $150  million;  plus
..55% of the portion of the net assets over $150 million.

         Deutsche  Asset  Management,  Inc.  for the AST DeAM  Small-Cap  Growth  Portfolio:  An  annual  rate  equal to the  following percentages of the combined  average daily net assets of the Portfolio and the series of American  Skandia Advisor Funds,  Inc. that is managed by the Sub-advisor  and identified by the  Sub-advisor  and the Investment  Manager as being similar to the Portfolio : .35% of the portion of the  combined  average  daily net assets not in excess of $100  million;  plus .30% of the portion over $100 million but not in excess of $300 million;  plus .25% of the portion over $300 million but not in excess of $500 million;  plus .20% of the portion in excess of $500  million.  Prior to December 10,  2001,  the  Investment  Manager had engaged  Zurich  Scudder  Investments,  Inc. as
Sub-advisor for the Portfolio  (formerly the AST Scudder  Small-Cap  Growth  Portfolio) for an annual rate of .50% of the average daily net assets of the  Portfolio  not in excess of $100  million;  plus .45% of the portion of the net assets over $100  million but not in excess of $400 million;  plus .40% of the portion of the net assets over $400 million but not in excess of $900  million;  plus .35% of the portion of the net assets over $900 million.

         Deutsche  Asset  Management,  Inc.  for the AST DeAM  Small-Cap  Value  Portfolio:  An  annual  rate  equal  to the  following percentages  of the average  daily net assets of the  Portfolio:  .35% of the portion of the combined  average  daily net assets not in excess of $100  million;  plus .30% of the portion over $100 million but not in excess of $300  million;  plus .25% of the portion over
$300 million but not in excess of $500 million; plus .20% of the portion in excess of $500 million.

         Deutsche  Asset  Management,  Inc.  for the AST DeAM  Large-Cap  Growth  Portfolio:  An  annual  rate  equal to the  following percentages of the combined  average daily net assets of the Portfolio and the series of American  Skandia Advisor Funds,  Inc. that is managed by the Sub-advisor  and identified by the  Sub-advisor  and the Investment  Manager as being similar to the Portfolio : .20% of the portion of the  combined  average  daily net assets not in excess of $500  million;  plus .15% of the portion over $500 million but not in excess of $1 billion; plus .10% of the portion in excess of $1 billion.

         Deutsche  Asset  Management,  Inc.  for the AST DeAM  Large-Cap  Value  Portfolio:  An  annual  rate  equal  to the  following percentages of the combined  average daily net assets of the Portfolio and the series of American  Skandia Advisor Funds,  Inc. that is managed by the Sub-advisor  and identified by the  Sub-advisor  and the Investment  Manager as being similar to the Portfolio : .20% of the portion of the  combined  average  daily net assets not in excess of $500  million;  plus .15% of the portion over $500 million but not in excess of $1  billion;  plus .10% of the  portion in excess of $1  billion.  Prior to May 1, 2002,  the  Investment  Manager had
engaged Janus Capital  Management  LLC as  Sub-advisor  for the Portfolio  (formerly the AST Janus  Strategic  Value  Portfolio) for an annual rate of .55% of the average daily net assets of the  Portfolio  not in excess of $100  million;  plus .50% of the portion of the average net assets in excess of $100  million but not in excess of $500  million;  plus .45% of the portion of the net assets over $500 million but not in excess of $2 billion; plus .40% of the portion of the net assets over.

         Federated Investment  Counseling for the AST Federated  Aggressive Growth Portfolio:  An annual rate of .50% of the portion of the average  daily net assets not in excess of $100  million;  plus .45% of the portion of the net assets over $100  million but not in excess of $400 million;  plus .40% of the portion of the net assets over $400 million but not in excess of $900  million;  plus .35% of the portion of the net assets over $900 million.

         Goldman Sachs Asset  Management for the AST Goldman Sachs  Small-Cap  Value  Portfolio:  An annual rate of .50% of the average daily net assets of the Portfolio.

         GAMCO  Investors,  Inc. for the AST Gabelli  Small-Cap Value Portfolio:  An annual rate equal to the following  percentages of the combined  average daily net assets of the Portfolio and the series of American  Skandia Advisor Funds,  Inc. that is managed by the
Sub-advisor  and identified by the  Sub-advisor  and the Investment  Manager as being similar to the Portfolio:  .40% of the portion of the combined  average daily net assets not in excess of $1 billion;  plus .30% of the portion of the net assets over $1 billion.  Prior to October 13, 2000, the Investment Manager had engaged T. Rowe Price Associates,  Inc. as Sub-advisor for the Portfolio  (formerly the
AST T. Rowe Price Small Company Value Portfolio),  for a total  Sub-advisory fee of .60% of the portion of the average daily net assets of the  Portfolio  not in excess of $20  million;  plus .50% of the portion of the net assets over $20 million but not in excess of $50 million.  When the net assets of the  Portfolio  exceeded  $50  million,  the fee was an annual rate of .50% of the  average  daily net assets of the Portfolio.

         Janus Capital  Management LLC for the AST Janus Mid-Cap Growth  Portfolio:  An annual rate equal to the following  percentages of the combined  average daily net assets of the Portfolio and the series of American  Skandia  Advisor Funds,  Inc. that is managed by the Sub-advisor and identified by the  Sub-advisor  and the Investment  Manager as being similar to the Portfolio:  .55% of the portion of the combined  average daily net assets not in excess of $100  million;  plus .50% of the portion of the net assets over $100 million but not in excess of $500 million;  plus .45% of the portion of the net assets over $500 million but not in excess of $2 billion;  plus
..40% of the  portion of the net assets  over $2 billion  but not in excess of $5  billion;  plus .375% of the portion of the net assets over $5 billion but not in excess of $10 billion; plus .35% of the portion of the net assets over $10 billion.

         Neuberger  Berman  Management  Inc. for the AST  Neuberger  Berman  Mid-Cap  Growth  Portfolio:  An annual rate of .45% of the portion of the average  daily net assets of the  Portfolio  not in excess of $100  million;  plus .40% of the portion of the net assets over $100 million.  Prior to May 1, 1998, the Investment Manager had engaged Berger  Associates,  Inc. as Sub-advisor for the Portfolio
(formerly,  the  Berger  Capital  Growth  Portfolio),  for a total  Sub-advisory  fee of .55% of the  average  daily net  assets of the
Portfolio  not in excess of $25  million;  plus .50% of the  portion of average  daily net assets over $25 million but not in excess of
$50 million; plus .40% of the portion of the average daily net assets over $50 million.

         Neuberger  Berman  Management  Inc.  for the AST  Neuberger  Berman  Mid-Cap  Value  Portfolio:  An annual rate of .50% of the portion of the average  daily net assets of the  Portfolio  not in excess of $750  million;  plus .45% of the portion of the net assets over $750  million  but not in excess of $1  billion;  plus .40% of the  portion in excess of $1  billion.  Prior to May 1,  1998,  the
Investment  Manager had engaged  Federated  Investment  Counseling as Sub-advisor for the Portfolio  (formerly,  the Federated  Utility
Income  Portfolio),  for a total Sub-advisory fee of .50% of the portion of the average daily net assets of the Portfolio not in excess
$25  million;  plus .35% of the portion in excess of $25 million but not in excess of $50  million;  plus .25% of the portion in excess of $50 million.

         Commencing April 1, 2001 to December 31, 2001,  Neuberger Berman  Management,  Inc. has voluntarily  agreed to waive a portion of its fee so that the  following fee schedule  based on the combined  average  daily net assets of the AST  Neuberger  Berman  Mid-Cap
Growth Portfolio,  the AST Neuberger Berman Mid-Cap Value Portfolio  (together,  the "Portfolios"),  and the series of American Skandia
Advisor Funds,  Inc. that are managed by the Sub-advisor  and identified by the Sub-advisor and Investment  Manager as being similar to the  Portfolios is in effect:  .40% of the portion of the combined  average daily net assets not in excess of $2 billion;  plus .35% of the portion over $2 billion.  Commencing  January 1, 2002,  the following  fee schedule  will be in effect:  .40% of the portion of the combined average daily net assets not in excess of $1 billion; plus .35% of the portion over $1 billion.

         Fred Alger  Management,  Inc. for the AST Alger All-Cap Growth  Portfolio:  An annual rate equal to the following  percentages of the combined average daily net assets of the Portfolio of the Trust and the series of American  Skandia Advisor Funds,  Inc. that is managed by the  Sub-advisor  and identified by the  Sub-advisor as being similar to the Portfolio:  .40% of the portion of the combined average  daily net assets not in excess of $500  million;  plus .35% of the  portion of the net  assets  over $500  million  but not in excess of $1 billion;  plus .30% of the portion of the net assets over $1 billion but not in excess of $1.5  billion;  plus .25% of the portion of the net assets over $1.5 billion.

         GAMCO Investors,  Inc. for the AST Gabelli All-Cap Value Portfolio:  An annual rate equal to the following  percentages of the combined  average daily net assets of the  Portfolio  and the series of American  Skandia  Advisor  Funds,  Inc. that is managed by the
Sub-advisor  and identified by the  Sub-advisor  and the Investment  Manager as being similar to the Portfolio:  .50% of the portion of the combined  average  daily net assets not in excess of $500  million;  plus .40% of the portion of the net assets over $500  million.
Commencing  October 23,  2000,  GAMCO  Investors,  Inc.  has  voluntarily  agreed to waive a portion of its fee equal to the  following percentages of the combined average daily net assets of the Portfolio and the  corresponding  series of American Skandia Advisor Funds,
Inc.  referenced  above:  .10% of the  portion of the  combined  average  daily net assets not in excess of $500  million,  .05% of the combined  assets over $500 million but not in excess of $1 billion,  and .10% of the combined  assets over $1 billion.  The Sub-advisor may terminate this voluntary agreement at any time.

         T. Rowe Price Associates,  Inc. for the AST T. Rowe Price Natural Resources  Portfolio:  An annual rate of .60% of the portion of the average  daily net assets of the  Portfolio  not in excess of $20  million;  plus .50% of the portion of the net assets over $20 million but not in excess of $50 million.  When the net assets of the Portfolio  exceed $50 million,  the fee is an annual rate of .50%
of the average daily net assets of the Portfolio.

         Alliance Capital  Management L.P. for the AST Alliance Growth Portfolio:  An annual rate equal to .40% of the combined average daily net assets of the  Portfolio and the series of American  Skandia  Advisor  Funds,  Inc.  that is managed by the  Sub-advisor  and identified by the Sub-advisor  and the Investment  Manager as being similar to the Portfolio.  Between  December 31, 1998 and April 30,
2000 the Investment  Manager had engaged  OppenheimerFunds,  Inc. as Sub-advisor for the Portfolio at a total  Sub-advisory fee of .35%
of the portion of the average  daily net assets of the  Portfolio  not in excess of $500  million;  plus .30% of the portion of the net assets  over $500  million  but not in excess of $1  billion;  plus .25% of the  portion of the net assets  over $1  billion.  Prior to
January 1, 1999, the Investment Manager had engaged Robertson,  Stephens & Company Investment  Management,  L.P. as Sub-advisor for the
Portfolio,  at a total  Sub-advisory  fee of .60% of the portion of the average daily net assets of the Portfolio not in excess of $200 million; plus .50% of the portion of the net assets over $200 million.

         Massachusetts  Financial  Services  Company  for  the AST  MFS  Growth  Portfolio:  An  annual  rate  equal  to the  following percentages  of the combined  average  daily net assets of the  Portfolio,  the AST MFS Growth with Income  Portfolio  and the domestic equity series of American  Skandia  Advisor  Funds,  Inc. that is managed by  Massachusetts  Financial  Services  Company:  .40% of the
portion of the combined  average  daily net assets not in excess of $300  million;  plus .375% of the portion over $300 million but not in excess of $600  million;  plus .35% of the portion  over $600 million but not in excess of $900  million;  plus .325% of the portion over $900 million, but not over $1.5 billion; plus .25% of the portion in excess of $1.5 billion.

         Marsico Capital  Management,  LLC for the AST Marsico Capital Growth  Portfolio:  An annual rate of 0.45% of the average daily net assets of the Portfolio.  Commencing March 1, 2001,  Marsico Capital  Management,  LLC has voluntarily  agreed to waive the portion of its fee that exceeds the following  percentage of the combined  average daily net assets of the Portfolio and the series of American
Skandia  Advisor Funds,  Inc. that is managed by the  Sub-advisor  and identified by the  Investment  Manager and  Sub-advisor as being similar to the  Portfolio:  .40% of the  combined  average  daily net assets of the  Portfolio.  The  Sub-advisor  may  terminate  this voluntary agreement at any time.

         Janus  Capital  Management  LLC for the AST JanCap  Growth  Portfolio:  An annual  rate of .60% of the  portion of the average daily net assets of the  Portfolio  not in excess of $100  million;  plus .55% of the portion over $100 million but not in excess of $1 billion;  plus .50% of the portion over $1 billion.  Commencing  January 1, 2001, Janus Capital Management LLC, the Sub-advisor for the
AST JanCap Growth  Portfolio,  has  voluntarily  agreed to the following  revised fee schedule based on the combined  average daily net assets of the  Portfolio and the ASMT Janus  Capital  Growth  Portfolio of American  Skandia  Master Trust:  .50% of the portion of the combined  average  daily net assets not in excess of $500  million;  plus .45% of the portion over $500 million but not in excess of $1 billion;  plus .40% of the portion  over $1 billion but not in excess of $5 billion;  plus .35% of the portion in excess of $5 billion.
The Sub-advisor may terminate this voluntary agreement at any time.

         Deutsche  Asset  Management,  Inc.  for the AST DeAM  Large-Cap  Value  Portfolio:  An  annual  rate  equal  to the  following percentages of the combined  average daily net assets of the Portfolio and the series of American  Skandia Advisor Funds,  Inc. that is managed by the Sub-advisor  and identified by the  Sub-advisor  and the Investment  Manager as being similar to the Portfolio : .20% of the portion of the  combined  average  daily net assets not in excess of $500  million;  plus .15% of the portion over $500 million but not in excess of $1  billion;  plus .10% of the  portion in excess of $1  billion.  Prior to May 1, 2002,  the  Investment  Manager had
engaged Janus Capital  Management  LLC as  Sub-advisor  for the Portfolio  (formerly the AST Janus  Strategic  Value  Portfolio) for an annual rate of .55% of the portion of the average daily net assets of the  Portfolio  not in excess of $100  million;  plus .50% of the portion of the net assets  over $100  million but not in excess of $500  million;  plus .45% of the portion of the net assets over $500 million  but not in excess of $2  billion;  plus .40% of the portion of the net assets over $2 billion but not in excess of $5 billion;
plus .375% of the  portion of the net assets  over $5 billion  but not in excess of $10  billion;  plus .35% of the  portion of the net assets over $10 billion.

         Alliance Capital Management L.P. for the growth portion of the AST Alliance/Bernstein Growth + Value Portfolio: An annual rate equal to .40% of the combined average daily net assets of the Growth Portfolio of the Portfolio and the Growth Portfolio of the
series of American Skandia Advisor Funds, Inc. that is managed by the Sub-Adviser and identified by the Sub-Adviser and the
Investment Manager as being similar to the Portfolio (specifically, the Growth portion of the ASAF Alliance/Bernstein Growth + Value
Portfolio).

         Sanford C. Bernstein & Co., LLC for the value portion of the AST Alliance/Bernstein  Growth + Value Portfolio:  An annual rate equal to .40% of the combined  average daily net assets of the Value  Portfolio of the Portfolio and the Value  Portfolio of the series of American  Skandia  Advisor  Funds,  Inc. that is managed by the  Sub-Adviser  and identified by the  Sub-Adviser  and the Investment
Manager as being similar to the Portfolio (specifically, the Value portion of the ASAF Alliance/Bernstein Growth + Value Fund)

         Sanford C.  Bernstein & Co., LLC for the AST Sanford  Bernstein  Core Value  Portfolio:  An annual rate equal to the following percentages of the combined  average daily net assets of the Portfolio and the series of American  Skandia Advisor Funds,  Inc. that is managed by the  Sub-Advisor and identified by the  Sub-advisor  and the Investment  Manager as being similar to the Portfolio:  .25% of the portion of the combined average daily net assets not in excess of $500 million; plus .20% of the portion over $500 million.

         Cohen & Steers Capital  Management,  Inc. for the AST Cohen & Steers Realty  Portfolio:  An annual rate of .60% of the portion of the average daily net assets of the  Portfolio  not in excess of $100 million;  plus .40% of the portion of the net assets over $100 million but not in excess of $250 million;  plus .30% of the portion of the net assets over $250 million.  Commencing  January  1,2002,
Cohen & Steers  Capital  Management,  Inc. has  voluntarily  agreed to waive a portion of its fee: .30% of the portion not in excess of
$350 million, .25% of the assets over $350 million.  The Sub-advisor may terminate this voluntary agreement at any time.

         Sanford C.  Bernstein & Co.,  LLC for the AST  Sanford  Bernstein  Managed  Index 500  Portfolio:  An annual rate equal to the following  percentages  of the combined  average daily net assets of the Portfolio and the series of American  Skandia  Advisor  Funds,
Inc.  that is managed  by the  Sub-advisor  and  identified  by the  Sub-advisor  and the  Investment  Manager as being  similar to the
Portfolio:  .1533% of the portion of the combined  average daily net assets not in excess of $300 million;  plus .10% of the portion of the net assets over $300 million.  Notwithstanding  the foregoing,  the following annual rate will apply for each day that the combined average  daily net assets are not in excess of $300  million:  .40% of the first $10 million of the combined  average daily net assets;
plus .30% of the next $40 million of the combined  average daily net assets;  plus .20% of the next $50 million of the combined average daily net assets;  plus .10% of the next $200 million of the combined  average daily net assets.  Prior to May 1, 2000,  the Investment
Manager had engaged  Bankers  Trust  Company as  Sub-advisor  for the  Portfolio  at a total  Sub-advisory  fee equal to the  following percentages of the combined  average daily net assets of the Portfolio and the series of American  Skandia Advisor Funds,  Inc. that is managed by the  Sub-advisor and identified by the  Sub-advisor  and the Investment  Manager as being similar to the Portfolio:  .17% of the portion of the combined  average  daily net assets not in excess of $300  million;  plus .13% of the portion of the net assets over
$300 million but not in excess of $1 billion; plus .08% of the net assets over $1 billion.

         American Century  Investment  Management,  Inc. for the AST American Century Income & Growth  Portfolio:  Because of the large amount of assets being sub-advised for the Investment Manager by American Century Investment  Management,  Inc., the Investment Manager
was able to negotiate a reduction to American  Century's  standard fee  schedule.  Such reduced fee schedule is an annual rate of: .40%
of the portion of the average  daily net assets of the  Portfolio  not in excess of $100  million;  plus .35% of the portion of the net assets over $100 million but not in excess of $500 million; plus .30% of the portion of the net assets over $500 million.

         Alliance  Capital  Management  L.P. for the AST Alliance  Growth and Income  Portfolio:  An annual rate equal to the following percentages of the combined  average daily net assets of the Portfolio and the series of American  Skandia Advisor Funds,  Inc. that is managed by the  Sub-advisor and identified by the  Sub-advisor  and the Investment  Manager as being similar to the Portfolio:  .30% of the portion of the combined  average daily net assets not in excess of $1 billion;  plus .25% of the portion over $1 billion but not in excess of $1.5 billion;  plus .20% of the portion in excess of $1.5 billion.  Prior to May 1, 2000 the  Investment  Manager had engaged
Lord,  Abbett & Co. as  Sub-advisor  for the  Portfolio  at a total  Sub-advisory  fee of .50% of the portion of the average  daily net assets of the Portfolio  not in excess of $200  million;  plus .40% of the portion over $200 million but not in excess of $500 million;
plus .375% of the portion  over $500 million but not in excess of $700  million;  plus .35% of the portion over $700 million but not in excess of $900 million; plus .30% of the portion in excess of $900 million.

         Massachusetts  Financial  Services  Company  for the AST MFS  Growth  with  Income  Portfolio:  An  annual  rate  equal to the following  percentages of the combined average daily net assets of the Portfolio,  the AST MFS Growth Portfolio and the domestic equity series of American Skandia Advisor Funds,  Inc. that is managed by Massachusetts  Financial  Services  Company:  .40% of the portion of the combined  average daily net assets not in excess of $300 million;  plus .375% of the portion over $300 million but not in excess of
$600  million;  plus .35% of the portion  over $600  million  but not in excess of $900  million;  plus .325% of the portion  over $900 million but not over $1.5 billion; plus .25% of the portion in excess of $1.5 billion.

         INVESCO Funds Group,  Inc. for the AST INVESCO Equity Income  Portfolio:  An annual rate of .50% of the portion of the average daily net assets of the  Portfolio  not in excess of $25  million;  plus .45% of the portion of the net assets over $25 million but not in excess of $75 million;  plus .40% of the portion of the net assets in excess of $75 million but not in excess of $100  million;  and
..35% of the portion of the net assets over $100 million.  Commencing May 1, 2000,  INVESCO Funds Group, Inc. has voluntarily  agreed to waive a portion of its fee so that the following fee schedule  based on the combined  average daily net assets of the Portfolio and the
ASMT INVESCO  Equity Income  Portfolio is in effect:  .35% of the portion of the combined  average daily net assets not in excess of $1 billion; plus .30% of the portion over $1 billion.  The Sub-advisor may terminate this voluntary agreement at any time.

         Deutsche  Asset  Management,  Inc.  for the AST DeAM  Global  Allocation  Portfolio:  An annual  rate  equal to the  following percentages  of the average  daily net assets of the  Portfolio:  .25% of the portion of the combined  average  daily net assets not in excess of $200 million;  plus .20% of the portion in excess of $200 million.  Prior to May 1, 2002, the Investment  Manager had engaged
A I M Capital  Management,  Inc. as Sub-advisor for the Portfolio  (formerly the AST AIM Balanced Portfolio) for an annual rate of .45%
of the portion of the average daily net assets of the  Portfolio not in excess of $75 million;  plus .40% of the portion of the average daily net assets of the  Portfolio  over $75 million but not in excess of $150  million;  plus .35% of the portion of the average daily net assets of the  Portfolio  in excess of $150  million.  Commencing  March 31, 2001,  AIM Capital  Management,  Inc. has  voluntarily agreed to waive a portion of its fee so that the  following  fee schedule  based on the average daily net assets of the Portfolio is in effect:  .45% of the portion of the average  daily net assets not in excess of $75  million;  plus .40% of the portion over $75 million but not in excess of $150  million;  plus .35% of the portion  over $150  million but not in excess of $500  million;  plus .30% of the portion over $500 million.

         Deutsche Asset  Management,  Inc. for the AST DeAM Bond  Portfolio:  An annual rate of .05% of the average daily net assets of the Portfolio.

         American  Century  Investment  Management,  Inc. for the AST American Century  Strategic  Balanced  Portfolio:  Because of the
large amount of assets being sub-advised for the Investment  Manager by American Century  Investment  Management,  Inc., the Investment
Manager was able to negotiate a reduction to American  Century's  standard  fee  schedule.  Such reduced fee schedule is an annual rate equal to the  following  percentages  of the combined  average  daily net assets of the  Portfolio  and the series of American  Skandia
Advisor Funds,  Inc. that is managed by the Sub-advisor  and identified by the Sub-advisor and the Investment  Manager as being similar to the  Portfolio:  .45% of the portion of the combined  average daily net assets of the  Portfolio not in excess of $50 million;  plus
..40% of the portion  over $50 million but not in excess of $100  million;  plus .35% of the portion over $100 million but not in excess of $500 million; plus .30% of the portion over $500 million.

         T. Rowe Price  Associates,  Inc. for the AST T. Rowe Price Asset Allocation  Portfolio:  An annual rate of .50% of the portion of the average daily net assets of the  Portfolio  not in excess of $25 million;  plus .35% of the portion in excess of $25 million but not in excess of $50 million; and .25% of the portion in excess of $50 million.

         T. Rowe Price  International,  Inc.  for the AST T. Rowe Price  Global Bond  Portfolio:  An annual rate of .40% of the average daily net assets of the Portfolio.

         Federated  Investment  Counseling  for the AST Federated  High Yield  Portfolio:  An annual rate of .50% of the portion of the average  daily net assets of the Portfolio  under $30 million;  plus .40% of the portion of the net assets equal to or in excess of $30 million but under $50 million;  plus .30% of the portion  equal to or in excess of $50 million but under $75  million;  and .25% of the portion equal to or in excess of $75 million.  Commencing January 1, 2001,  Federated  Investment  Counseling has voluntarily agreed to waive a portion of its fee so that the following fee schedule  based on the combined  average daily net assets of the Portfolio and the series of American  Skandia  Advisor Funds,  Inc. that is managed by the  Sub-advisor  and identified by the Sub-advisor and Investment
Manager as being  similar to the  Portfolio is in effect:  .25% of the portion of the combined  average daily net assets net assets not in excess of $200  million;  plus .20% of the portion  over $200  million but not in excess of $500  million;  plus .15% of the portion over $500 million.

         Lord,  Abbett & Co. for the AST Lord  Abbett  Bond-Debenture  Portfolio:  An annual rate of .35% of the portion of the average daily net assets of the  Portfolio  not in excess of $1 billion;  plus .25% of the portion of the net assets over $1 billion but not in excess of $1.5 billion;  and .20% of the portion over $1.5 million.  Commencing  October 23, 2000,  Lord,  Abbett & Co. has voluntarily agreed to waive a portion of its fee equal to: .10% of the portion of the  Portfolio's  average  daily net assets not in excess of $200 million,  .15% of the portion  over $200  million but not in excess of $1 billion,  and .05% of the portion  over $1 billion but not in excess of $1.5 billion.  The Sub-advisor may terminate this voluntary agreement at any time.

         Pacific  Investment  Management  Company LLC for the AST PIMCO  Total  Return  Bond  Portfolio:  An annual rate of .30% of the average  daily net  assets of the  Portfolio  not in  excess of $150  million;  and .25% on the  portion  of the net  assets  over $150 million.  Commencing  March 31,  2000,  the  Sub-advisor  has  voluntarily  agreed  to waive a portion  of its fee equal to .05% of the portion of the  Portfolio's  average daily net assets not in excess of $150 million.  The  Sub-advisor  may  terminate  this  voluntary agreement at any time.

         Pacific  Investment  Management  Company LLC for the AST PIMCO Limited Maturity Bond Portfolio:  An annual rate of .30% of the average  daily net  assets of the  Portfolio  not in  excess of $150  million;  and .25% on the  portion  of the net  assets  over $150 million.  Commencing  March 31,  2000,  the  Sub-advisor  has  voluntarily  agreed  to waive a portion  of its fee equal to .05% of the portion of the  Portfolio's  average daily net assets not in excess of $150 million.  The  Sub-advisor  may  terminate  this  voluntary agreement at any time.

         Wells Capital Management,  Incorporated for the AST Money Market Portfolio:  An annual rate equal to the following percentages of the  combined  average  daily net assets of the  Portfolio  and the series of American  Skandia  Master Trust that is managed by the
Sub-Adviser  and is similar  to the  Portfolio:  .07% of the  portion of the  combined  average  daily net assets not in excess of $500 million;  plus .05% of the  portion  over $500  million but not in excess of $1.5  billion;  plus .04% of the portion in excess of $1.5 billion.  Prior to  September  17,  2001,  2001,  the  Investment  Manager had  engaged  J.P.  Morgan  Investment  Management,  Inc. as
Sub-advisor  for the  Portfolio  at a total  Sub-advisory  fee of an annual rate equal to the  following  percentages  of the  combined average daily net assets of the Portfolio and the series of American  Skandia  Master Trust that is managed by J.P.  Morgan  Investment
Management,  Inc. and identified by it and ASISI as being similar to the Portfolio:  .09% of the portion of the combined  average daily net assets not in excess of $500 million;  plus .06% of the portion over $500 million but not in excess of $1.5  billion;  plus .04% of the portion over $1.5 billion.

         Corporate Structure.  Several of the Sub-advisors are controlled by other parties as noted below:

         Pilgrim  Baxter & Associates,  Ltd. is an indirect,  wholly-owned  subsidiary of Old Mutual plc, a London based  international financial services organization.

         Deutsche Asset Management, Inc. (DAMI") is a wholly owned indirect subsidiary of Deutsche Bank A.G.

         American Century Companies, Inc. is the parent of American Century Investment Management, Inc.

         Stilwell Financial, a publicly traded holding company with principal operations in financial asset management business, currently owns approximately 98% of the outstanding shares of Janus Capital Management LLC ("Janus").  Janus employees own the remaining shares.

         GAMCO Investors,  Inc. ("GAMCO") is a New York corporation  organized in 1999 as successor to the investment advisory business of a New  York  corporation  of the same  name  that was  organized  in 1978.  GAMCO is a  wholly-owned  subsidiary  of  Gabelli  Asset
Management  Inc.  ("GAMI"),  a publicly  held  company  listed on the New York Stock  Exchange.  Mr.  Mario J.  Gabelli may be deemed a
"controlling  person" of GAMCO on the basis of his  controlling  interest  in GAMI.  GAMCO has  several  affiliates  that also  provide investment advisory services.

         T. Rowe Price Associates, Inc. is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly-traded holding company engaged in the financial services and asset management business.

         Alliance  Capital  Management  Corporation  ("ACMC"),  is an indirect  wholly-owned  subsidiary of AXA  Financial,  Inc. ("AXA
Financial"),  is the general partner of Alliance Capital  Management,  L.P.  ("Alliance  Capital").  As of December 31, 2001,  Alliance
Capital  Management  Holding L.P.  ("Alliance  Holding")  owned  approximately  30.1% of the outstanding  units of limited  partnership interest in Alliance Capital  ("Alliance  Units").  ACMC is the general partner of Alliance Holding,  whose equity interests are traded on the New York Stock  Exchange,  Inc.  ("NYSE")  in the form of units  ("Alliance  Holding  Units").  As of  December  31,  2001,  AXA
Financial,  together with certain of its  wholly-owned  subsidiaries,  including ACMC,  beneficially  owned  approximately  2.1% of the outstanding  Alliance  Holding  Units and 51.7% of the  outstanding  Alliance  Units.  AXA  Financial,  a  Delaware  corporation,  is a wholly-owned subsidiary of AXA, a French company.

         Massachusetts  Financial Services Company is a subsidiary of Sun Life of Canada (US) Financial  Services Holdings,  Inc. whose ultimate parent is Sun Life Assurance Co. of Canada.

         Lord,  Abbett & Co. ("Lord Abbett") is a general  partnership with the following  partners,  all of whom are actively involved in the management of Lord Abbett:  Stephen I. Allen, Joan A. Binstock,  Zane E. Brown, Daniel E. Carper,  Robert S. Dow, John E. Erard,
Robert P. Fetch, Daria L. Foster,  Robert I. Gerber,  Paul A. Hilstad,  W. Thomas Hudson,  Stephen J. McGruder,  Michael B. McLaughlin,
Robert G. Morris, Robert J. Noelke, R. Mark Pennington, Eli M. Salzmann and  Christopher Towle.

         All of the voting stock of Neuberger  Berman  Management  Inc. is owned by Neuberger  Berman Inc., a  publicly-traded  company listed on the NYSE.

         Marsico Capital Management LLC is a wholly-owned indirect subsidiary of Bank of America Corporation.

         Martin  Cohen and Robert H. Steers may be deemed  "controlling  persons"  of Cohen & Steers  Capital  Management,  Inc. on the
basis of their ownership of Cohen & Steers' stock.

         Sanford C. Bernstein & Co., LLC is an indirect wholly owned subsidiary of Alliance.

         INVESCO Funds Group, Inc. is a subsidiary of AMVESCAP PLC.

         T. Rowe Price International, Inc. an indirect wholly owned subsidiary of T. Rowe Price Group, Inc.

         Federated  Investment  Counseling,  organized as a Delaware  business trust in 1989 is a wholly owned  subsidiary of Federated
Investors.

         Pacific  Investment  Management  Company LLC  ("PIMCO"),  a Delaware  limited  liability  company,  is a subsidiary of Allianz
Dresdner  Asset  Management  of America L.P.,  formerly  PIMCO  Advisors L.P.  ("ADAM  LP")..  Allianz AG  ("Allianz")  is the indirect majority owner of ADAM LP.  Allianz is a  European-based,  multinational  insurance and financial  services  holding  company.  Pacific
Life Insurance Company holds an indirect minority interest in ADAM LP.

         The  Administrator  and Transfer and Shareholder  Servicing  Agent:  PFPC Inc. (the  "Administrator"),  103 Bellevue  Parkway,
Wilmington,  Delaware 19809, a Delaware corporation that is an indirect  wholly-owned  subsidiary of PNC Financial Corp., serves as the
Administrator  and  Transfer  and  Shareholder  Servicing  Agent for the  Trust.  Pursuant  to a Trust  Accounting  and  Administration
Agreement between the Trust and the Administrator,  dated May 1, 1992 (the  "Administration  Agreement"),  the Administrator has agreed to provide certain fund accounting and administrative  services to the Trust, including,  among other services,  accounting relating to the Trust and investment  transactions of the Trust;  computation of daily net asset values;  maintaining the Trust's books of account;
assisting in monitoring,  in conjunction with the Investment Manager,  compliance with the Portfolios' investment objectives,  policies and restrictions;  providing office space and equipment necessary for the proper  administration and accounting functions of the Trust;
monitoring  investment  activity  and income of the Trust for  compliance  with  applicable  tax laws;  preparing  and filing Trust tax returns;  preparing  financial  information in connection with the preparation of the Trust's annual and semi-annual reports and making requisite filings thereof;  preparing  schedules of Trust share activity for footnotes to financial  statements;  furnishing  financial information  necessary  for the  completion of certain  items to the Trust's  registration  statement and necessary to prepare and file
Rule 24f-2 notices;  providing an  administrative  interface  between the Investment  Manager and the Trust's  custodian;  creating and maintaining all necessary  records in accordance with applicable  laws,  rules and  regulations,  including,  but not limited to, those records  required to be kept pursuant to the 1940 Act; and performing such other duties related to the  administration  of the Trust as may be  requested by the Board of Trustees of the Trust.  The  Administrator  does not have any  responsibility  or  authority  for the management of the assets of the Trust, the determination of its investment  policies,  or for any matter pertaining to the distribution of securities issued by the Trust.

         Under the terms of the Administration  Agreement,  the Administrator  shall not be liable for any error of judgment or mistake of law or for any loss or  expense  suffered  by the Trust,  in  connection  with the  matters  to which the  Administration  Agreement relates,  except  for a loss or  expense  resulting  from  willful  misfeasance,  bad  faith,  or gross  negligence  on its part in the performance  of its duties or from  reckless  disregard by it of its  obligations  and duties  under the  Agreement.  Any person,  even though also an officer, director,  partner, employee or agent of the Administrator,  who may be or become an officer, Trustee, employee or agent of the Trust,  shall be deemed  when  rendering  services  to the Trust or acting on any  business  of the Trust  (other  than services or business in connection with the  Administrator's  duties under the Administration  Agreement) to be rendering such services to or acting  solely for the Trust and not as an officer,  director,  partner,  employee or agent or one under the control or direction of the Administrator even though paid by them.

         As compensation for the services and facilities  provided by the Administrator under the Administration  Agreement,  the Trust has agreed to pay to the  Administrator  the  greater of certain  percentages  of the  average  daily net assets of each  Portfolio  or certain  specified  minimum  annual amounts  calculated  for each  Portfolio.  Except for the AST Sanford  Bernstein  Managed Index 500
Portfolio,  the  percentages  of the average  daily net assets  are:  (a) 0.10% of the first $200  million;  (b) 0.06% of the next $200 million;  (c) 0.0275% of the next $200 million;  (d) 0.02% of average  daily net assets over $1 billion.  The  percentages  for the AST
Sanford  Bernstein  Managed Index 500  Portfolio  are: (a) 0.05% of the first $200  million;  (b) 0.03% of the next $200  million;  (c)
0.0275 of the next $200 million; (d) 0.02% of the next $400 million; and (e) 0.01% of average daily net assets over $1 billion.

         The minimum amount is $75,000 for each of the AST PBHG Small-Cap Growth  Portfolio,  the AST DeAM Small-Cap Growth  Portfolio,
the AST Goldman Sachs Small-Cap Value Portfolio,  the AST Gabelli  Small-Cap Value  Portfolio,  the AST Neuberger Berman Mid-Cap Growth
Portfolio,  the AST Neuberger  Berman Mid-Cap Value  Portfolio,  the AST T. Rowe Price Natural  Resources  Portfolio,  the AST Alliance
Growth Portfolio,  the AST Marsico Capital Growth Portfolio,  the AST JanCap Growth Portfolio, the AST Cohen & Steers Realty Portfolio,
the AST Sanford Bernstein Managed Index 500 Portfolio,  the AST American Century Income & Growth Portfolio,  the AST Lord Abbett Growth
and Income Portfolio,  the AST INVESCO Equity Income  Portfolio,  the AST DeAM Global  Allocation  Portfolio,  the AST American Century
Strategic Balanced Portfolio,  the AST T. Rowe Price Asset Allocation Portfolio,  the AST Federated High Yield Portfolio, the AST PIMCO
Total Return Bond Portfolio,  the AST PIMCO Limited Maturity Bond Portfolio and the AST Money Market  Portfolio.  The minimum amount is
$100,000 for the AST DeAM  International  Equity  Portfolio,  the AST Strong  International  Equity  Portfolio,  the AST Janus Overseas
Growth  Portfolio,  the AST American Century  International  Growth Portfolio and the AST T. Rowe Price Global Bond Portfolio.  For all
of these  Portfolios,  monthly fees have been frozen at the amounts paid for the month of December  1999.  Monthly fees for the AST MFS
Global Equity  Portfolio,  the AST MFS Growth Portfolio and the MFS Growth with Income Portfolio have been frozen at levels  determined under the  asset-based  fee schedule set forth above based on December 1999 asset levels,  without regard to any minimum  amounts.  The fees payable to the  Administrator for those Portfolios that commenced  operations  during 2000 and 2001( the AST Federated  Aggressive
Growth  Portfolio,  the AST Janus Mid-Cap Growth  Portfolio,  the AST Alger All-Cap  Growth  Portfolio,  the AST Gabelli  All-Cap Value
Portfolio,  the AST DeAM Large-Cap  Value  Portfolio,  and the AST Lord Abbett  Bond-Debenture  Portfolio,  the AST  Alliance/Bernstein
Growth + Value  Portfolio and the AST Sanford  Bernstein  Core Value  Portfolio)  are not subject to any freeze and each such Portfolio will pay the  Administrator  the greater of the asset based fee or a phased-in  minimum  amount  equal to $34,375 for the first  twelve months of the Portfolio's  operations.  The fees payable to the Administrator  for those Portfolios that have not commenced  operations prior to the date of this Statement (the AST DeAM Small-Cap Value  Portfolio,  the AST DeAM Large-Cap Growth Portfolio and the AST DeAM
Bond  Portfolio) are not subject to any freeze and each such Portfolio  will pay the  Administrator  the greater of the asset based fee or a phased-in  minimum  amount equal to $34,375 for the first twelve  months of the  Portfolio's  operations.  These fee  arrangements will remain in effect until such time as the  aggregate  fee  resulting  from the  application  of revised fee  schedules  based on the combined average daily net assets of each Portfolio and the  corresponding  series of American Skandia Advisor Funds,  Inc. or American
Skandia Master Trust would result in a lower fee, at which point the revised fee schedules will take effect.

         Reimbursable  "out-of-pocket"  expenses of the  Administrator  include,  but are not limited to,  postage and mailing,  forms, envelopes,  checks,  toll-free  lines (if requested by the Trust),  telephone,  hardware and telephone  lines for remote  terminals (if required by the Trust), wire fees,  certificate issuance fees,  microfiche and microfilm,  telex, federal express,  outside independent pricing  service  charges,  record  retention/storage  and proxy  solicitation,  mailing and  tabulation  expenses  (if required by the
Trust).  For the years  ended  December  31,  1999,  2000 and  2001,  the  Trust  paid the  Administrator  $8,445,050,  $9,929,219  and
$10,876,193 respectively.  These amounts do not included out-of-pocket expenses for which the Administrator was reimbursed.

         The  Administration  Agreement  provides that it will continue in effect from year to year.  The  Administration  Agreement is terminable,  without penalty,  by the Board of Trustees,  by vote of a majority (as defined in the 1940 Act) of the outstanding  voting securities,  or by the Administrator,  on not less than sixty days' notice. The Administration  Agreement shall automatically terminate upon its assignment by the Administrator  without the prior written consent of the Trust,  provided,  however,  that no such assignment shall release Administrator from its obligations under the Agreement.

BROKERAGE ALLOCATION:

         Subject to the  supervision  of the Board of Trustees of the Trust,  decisions  to buy and sell  securities  for the Trust are made for each Portfolio by its Sub-advisor.  Generally,  the primary  consideration in placing Portfolio  securities  transactions with broker-dealers  is to obtain,  and maintain the  availability  of,  execution at the best net price available and in the most effective manner possible.  Each  Sub-advisor is authorized to allocate the orders placed by it on behalf of the applicable  Portfolio to brokers who also  provide  research  or  statistical  material,  or other  services  to the  Portfolio  or the  Sub-advisor  for the use of the applicable  Portfolio  or the  Sub-advisor's  other  accounts.  Such  allocation  shall  be in  such  amounts  and  proportions  as the
Sub-advisor  shall  determine.  The Sub-advisor may consider sale of shares of the Portfolios or variable  insurance  products that use the Portfolios as investment  vehicles,  or may consider or follow  recommendations of the Investment Manager that take such sales into account, as factors in the selection of brokers to effect portfolio  transactions for a Portfolio,  subject to the requirements of best net price available and most favorable  execution.  In this regard,  the Investment Manager has directed certain of the Sub-advisors to try to effect a portion of their Portfolios'  transactions  through  broker-dealers that give prominence to variable insurance products using the Portfolios as investment vehicles, to the extent consistent with best net price available and most favorable execution.

         As noted above, a Sub-advisor may purchase new securities on behalf of the applicable Portfolio in an underwritten fixed price offering.  In these situations, the underwriter or selling group member may provide the Sub-advisor with research in addition to selling the securities (at the fixed public offering price).  Because the offerings are conducted at a fixed price, the ability to obtain research from a broker/dealer in this situation provides knowledge that may benefit the Portfolio without incurring additional costs.  These arrangements may not fall within the safe harbor of Section 28(e) of the Securities Exchange Act of 1934 because the broker/dealer is considered to be acting in a principal capacity in underwritten transactions.  However, the NASD has adopted rules expressly permitting broker/dealers to provide bona fide research to advisors in connection with fixed price offerings under certain circumstances.  As a general matter, in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

         Subject to the rules  promulgated  by the SEC, as well as other  regulatory  requirements,  a  Sub-advisor  also may  allocate orders to brokers or dealers  affiliated with the Sub-advisor or the Investment  Manager.  Such allocation shall be in such amounts and proportions as the Sub-advisor  shall determine and the Sub-advisor will report on said allocations  either to the Investment  Manager, which will report on such allocations to the Board of Trustees, or, if requested, directly to the Board of Trustees.

         In selecting a broker to execute each particular  transaction,  each Sub-advisor  will take the following  factors among other factors into consideration:  the best net price available;  the reliability,  integrity and financial condition of the broker; the size and difficulty in executing the order;  and the value of the expected  contribution of the broker to the investment  performance of the
Portfolio on a continuing  basis.  Accordingly,  the cost of the  brokerage  commissions  in any  transaction  may be greater than that available  from other brokers if the difference is reasonably  justified by other aspects of the brokerage  services  offered.  Subject to such policies and procedures as the Board of Trustees may determine,  a Sub-advisor  shall not be deemed to have acted unlawfully or to have  breached any duty solely by reason of its having  caused a Portfolio to pay a broker that  provides  research  services to the
Sub-advisor  an amount of commission  for  effecting an investment  transaction  in excess of the amount of commission  another  broker would have charged for effecting  that  transaction,  if the  Sub-advisor  determines in good faith that such amount of commission  was reasonable  in relation  to the value of the  research  service  provided  by such  broker  viewed in terms of either  that  particular transaction or the  Sub-advisor's  ongoing  responsibilities  with respect to a Portfolio or its managed  accounts  generally.  For the
years  ended  December  31,  1999,  2000  and  2001,  aggregate  brokerage  commissions  of  $24,608,079,   $25,389,537and  $48,618,098
respectively,  were paid in relation to brokerage  transactions for the Trust. The increase in commissions paid corresponds  roughly to the increase in the Trust's net assets during those periods.

         For the year ended  December  31, 2000,  1.82% of the total  brokerage  commissions  paid by this  Portfolio  were paid to the affiliated brokers,  with respect to transactions  representing 2.61% of the Portfolio's total dollar amount of transactions  involving the  payment  of  commissions.  For the year  ended  December  31,  2001,  brokerage  commissions  were paid to  Prudential  Securities
Incorporated,  an affiliate of GAMCO Investors,  Inc. by the AST Gabelli Small-Cap Value Portfolio in the amount of $833,002.  For that period,  84.93% of the total  brokerage  commissions  paid by this  Portfolio  were paid to the  affiliated  broker,  with  respect  to transactions  representing 88.61% of the total amount of the Portfolio's  transactions involving the payment of commissions.  Brokerage commissions  in the amounts of $35,545,  $37,579 and $265,587  were paid to Neuberger  Berman  Management  Inc.,  by the AST  Neuberger
Berman  Mid-Cap  Growth  Portfolio for the years ended December 31, 1999,  December 31, 2000 and December 31, 2001,  respectively.  For the year ended December 31, 2001,  31.57% of the total  brokerage  commissions  paid by this  Portfolio were paid to Neuberger  Berman,
LLC, with respect to  transactions  representing  29.79% of the total amount of the Portfolio's  transactions  involving the payment of commissions.  Brokerage  commissions  in the amounts of $652,436,  $456,860 and  $1,984,021  were paid to Neuberger  Berman  Management
Inc.,  by the AST  Neuberger  Berman  Mid-Cap  Value  Portfolio  for the for the years ended  December 31, 1999,  December 31, 2000 and
December  31,  2001,  respectively.  For the year ended  December  31, 2001,  37.98% of the total  brokerage  commissions  paid by this
Portfolio were paid to Neuberger Berman,  LLC, with respect to transactions  representing 37.25% of the total amount of the Portfolio's transactions  involving  the  payment  of  commissions.  For the years  ended  December  31,  2000 and  December  31,  2001,  brokerage commissions  were paid to an  affiliate  of Fred Alger  Management,  Inc. by the AST Alger  All-Cap  Growth  Portfolio in the amount of
$149,999 and $969,295.  For the year ended December 31, 2001,  49.33% of the total  brokerage  commissions  paid by this Portfolio were paid to the affiliated broker,  with respect to transactions  representing  49.36% of the total amount of the Portfolio's  transactions involving the payment of  commissions.  For the years ended December 31, 2000 and December 31, 2001,  brokerage  commissions  were paid to Prudential Securities Incorporated,  an affiliate of GAMCO Investors,  Inc. by the AST Gabelli All-Cap Value Portfolio in the amount of $20,790 and $324,864.  For the year ended December 31, 2001,  84.58% of the total brokerage  commissions paid by this Portfolio were paid to the affiliated broker,  with respect to transactions  representing  86.49% of the total amount of the Portfolio's  transactions involving the payment of  commissions.  For the years ended December 31, 2000 and December 31, 2001,  brokerage  commissions  were paid to Banc of America  Securities,  LLC, an affiliate of Marsico Capital  Management,  LLC, by the AST Marsico Capital Growth Portfolio in
the amounts of $136,969 and $168,782.  For the year ended  December 31, 2001,  6.73% of the total  brokerage  commissions  paid by this
Portfolio were paid to the affiliated  broker,  with respect to transactions  representing 6.21% of the Portfolio's total dollar amount of  transactions  involving the payment of commissions.  For the year ended December 31, 2001,  brokerage  commissions  were paid to an affiliate of Sanford C. Bernstein & Co., LLC by the AST Sanford  Bernstein  Managed Index 500 Portfolio in the amount of $446,700.  For that period,  41.07% of the total  brokerage  commissions  paid by this Portfolio were paid to the affiliated  broker,  with respect to transactions  representing  40.57% of the total amount of the Portfolio's  transactions  involving the payment of  commissions.  During the years ended December 31, 1999, December 31, 2000 and December 31, 2001,  brokerage  commissions were paid to J.P. Morgan Securities
Inc. and other affiliates of American Century  Investment  Management,  Inc. by the AST American Century Income and Growth Portfolio in
the amounts of $5,455,  $8,653 and $3,440. For the year ended December 31, 2001, 0.89% of the total brokerage  commissions paid by this
Portfolio were paid to the affiliated brokers,  with respect to transactions  representing 0.50% of the total amount of the Portfolio's transactions  involving  the  payment  of  commissions.  For the year ended  December  31,  2000,  brokerage  commissions  were paid to
Donaldson Lufkin Jenrette Securities  Corporation,  Inc., an affiliate of Alliance Capital Management,  L.P. by the AST Alliance Growth
and Income  Portfolio in the amount of $4,758.  For that period,  0.10% of the total brokerage  commissions paid by this Portfolio were paid to the affiliated  broker,  with respect to transactions  representing  0.14% of the total amount of the Portfolio's  transactions involving the payment of  commissions.  During the years ended  December 31, 1999,  December 31, 2000 and December 31, 2001,  brokerage commissions were paid to J.P. Morgan Securities Inc. and other affiliates of American Century  Investment  Management,  Inc. by the AST
American Century Strategic Balanced  Portfolio in the amount of $1,355,  $2,200 and $1,480,  respectively.  For the year ended December
31, 2001,  0.89% of the total  brokerage  commissions  paid by this  Portfolio  were paid to the  affiliated  brokers,  with respect to transactions  representing  0.50% of the total amount of the Portfolio's  transactions  involving the payment of  commissions.  For the year  ended  December  31,  2001,  brokerage  commissions  were paid to an  affiliate  of Sanford C.  Bernstein  & Co.,  LLC by the AST
Alliance/Bernstein  Growth + Value  Portfolio in the amount of $76,664.  For that period,  100.00% of the total  brokerage  commissions paid by this Portfolio were paid to the affiliated  broker,  with respect to transactions  representing  100.00% of the total amount of the Portfolio's  transactions  involving the payment of commissions.  For the year ended December 31, 2001, brokerage  commissions were paid to an affiliate of Fred Alger Management,  Inc. by the AST MFS Growth  Portfolio,  (formerly AST Alger Growth  Portfolio),  in the amount of $334,259.  For the year ended  December 31, 2001,  100.00% of the total  brokerage  commissions  paid by this  Portfolio were paid to the affiliated broker, with respect to transactions  representing  100.00% of the total amount of the Portfolio's  transactions involving  the payment of  commissions.  During the year ended  December  31,  2001,  brokerage  commissions  were paid to J.P.  Morgan
Securities Inc. and other affiliates of American Century Investment  Management,  Inc. by the AST American Century International Growth
Portfolio in the amount of $61,013.  For the year ended  December  31,  2001,  1.80% of the total  brokerage  commissions  paid by this
Portfolio were paid to the affiliated brokers,  with respect to transactions  representing 1.42% of the total amount of the Portfolio's transactions  involving  the  payment  of  commissions.  For the year ended  December  31,  2001,  brokerage  commissions  were paid to affiliated brokers of DB Alex Brown,. by the AST DeAM Small-Cap Growth Portfolio,  (formerly AST Scudder Small-Cap  Portfolio),  in the amount of $615,192.  For the year ended December 31, 2001,  37.74% of the total brokerage  commissions paid by this Portfolio were paid to the  affiliated  broker,  with  respect to  transactions  representing  54.55% of the total amount of the  Portfolio's  transactions involving  the payment of  commissions.  For the year ended  December  31,  2001,  brokerage  commissions  were paid to an affiliate of
Goldman,  Sachs & Co. by the AST Goldman Sachs  Small-Cap  Portfolio,  in the amount of $62,286.  For the year ended December 31, 2001,
2.92% of the total  brokerage  commissions  paid by this  Portfolio were paid to the affiliated  broker,  with respect to  transactions representing  8.00% of the total  amount of the  Portfolio's  transactions  involving  the payment of  commissions.  For the year ended
December 31, 2001,  brokerage  commissions  were paid to an affiliate of Sanford C.  Bernstein & Co. by the AST Sanford  Bernstein Core
Value  Portfolio,  in the amount of $73,730.  For the year ended December 31, 2001, % of the total brokerage  commissions  paid by this
Portfolio  were  paid to the  affiliated  broker,  with  respect  to  transactions  representing  100.00%  of the  total  amount of the
Portfolio's transactions involving the payment of commissions.

         In  addition,  as  described  below under  "Distribution  Plan,"  certain  Portfolios  directed  brokerage  transactions  to a broker-dealer  acting as the clearing  firm for the Trust's  Distributor,  which acted as  introducing  broker in  connection  with the transactions.  The table below reflects the commission  amounts directed to such clearing firm for each such Portfolio,  the percentage of the Portfolio's  total  commissions this represents,  and the percentage of the Portfolio's  total  transaction  value involving the payment of commissions that was directed in this manner.

------------------------------------------------------------- --------------- ------------------------ ------------------------
Portfolio Name                                                   Commissions     % of Total Portfolio   % of Dollar Amount of
                                                                                          Commissions  Portfolio Transactions
------------------------------------------------------------- --------------- ------------------------ ------------------------
------------------------------------------------------------- --------------- ------------------------ ------------------------
AST Strong  International Equity Portfolio                          $424,340                   16.72%                   13.29%
------------------------------------------------------------- --------------- ------------------------ ------------------------
------------------------------------------------------------- --------------- ------------------------ ------------------------
AST Janus Overseas Growth Portfolio                                 $184,907                   11.23%                   12.62%
------------------------------------------------------------- --------------- ------------------------ ------------------------
------------------------------------------------------------- --------------- ------------------------ ------------------------
AST PBHG Small-Cap Growth Portfolio                                 $131,132                   14.89%                   12.56%
------------------------------------------------------------- --------------- ------------------------ ------------------------
------------------------------------------------------------- --------------- ------------------------ ------------------------
AST DeAM Small-Cap Growth Portfolio                                 $217,454                   13.34%                    9.51%
------------------------------------------------------------- --------------- ------------------------ ------------------------
------------------------------------------------------------- --------------- ------------------------ ------------------------
AST Goldman Sachs Small-Cap Value Portfolio                         $254,784                   11.94%                   10.23%
------------------------------------------------------------- --------------- ------------------------ ------------------------
------------------------------------------------------------- --------------- ------------------------ ------------------------
AST Gabelli Small-Cap Value Portfolio                                $18,840                    1.92%                    1.71%
------------------------------------------------------------- --------------- ------------------------ ------------------------
------------------------------------------------------------- --------------- ------------------------ ------------------------
AST Janus Mid-Cap Growth Portfolio                                    64,793                   27.09%                   23.03%
------------------------------------------------------------- --------------- ------------------------ ------------------------
------------------------------------------------------------- --------------- ------------------------ ------------------------
AST Neuberger Berman Mid-Cap Growth Portfolio                       $300,831                   35.76%                   36.20%
------------------------------------------------------------- --------------- ------------------------ ------------------------
------------------------------------------------------------- --------------- ------------------------ ------------------------
AST Neuberger Berman Mid-Cap Value Portfolio                      $1,731,657                   33.15%                   34.23%
------------------------------------------------------------- --------------- ------------------------ ------------------------
------------------------------------------------------------- --------------- ------------------------ ------------------------
AST Alger All-Cap Growth Portfolio                                  $777,615                   39.58%                   39.89%
------------------------------------------------------------- --------------- ------------------------ ------------------------
------------------------------------------------------------- --------------- ------------------------ ------------------------
AST Gabelli All-Cap Value Portfolio                                  $14,605                    3.80%                    3.43%
------------------------------------------------------------- --------------- ------------------------ ------------------------
------------------------------------------------------------- --------------- ------------------------ ------------------------
AST T. Rowe Price Natural Resources Portfolio                        $18,168                    9.59%                   13.76%
------------------------------------------------------------- --------------- ------------------------ ------------------------
------------------------------------------------------------- --------------- ------------------------ ------------------------
AST Alliance Growth Portfolio                                       $182,441                   18.62%                   21.80%
------------------------------------------------------------- --------------- ------------------------ ------------------------
------------------------------------------------------------- --------------- ------------------------ ------------------------
AST MFS Growth Portfolio                                             414,743                   12.19%                   10.06%
------------------------------------------------------------- --------------- ------------------------ ------------------------
------------------------------------------------------------- --------------- ------------------------ ------------------------
AST Marsico Capital Growth Portfolio                                $353,733                   14.10%                   13.83%
------------------------------------------------------------- --------------- ------------------------ ------------------------
------------------------------------------------------------- --------------- ------------------------ ------------------------
AST JanCap Growth Portfolio                                       $1,028,475                   42.30%                   37.64%
------------------------------------------------------------- --------------- ------------------------ ------------------------
------------------------------------------------------------- --------------- ------------------------ ------------------------
AST DeAM Large-Cap Value Portfolio                                    27,247                   20.69%                   17.41%
------------------------------------------------------------- --------------- ------------------------ ------------------------
------------------------------------------------------------- --------------- ------------------------ ------------------------
AST Sanford Bernstein Managed Index 500 Portfolio                   $163,289                   15.01%                   14.88%
------------------------------------------------------------- --------------- ------------------------ ------------------------
------------------------------------------------------------- --------------- ------------------------ ------------------------
AST Alliance Growth and Income Portfolio                          $1,408,957                   29.61%                   33.35%
------------------------------------------------------------- --------------- ------------------------ ------------------------
------------------------------------------------------------- --------------- ------------------------ ------------------------
AST MFS Growth with Income Portfolio                                  31,309                   14.86%                   13.59%
------------------------------------------------------------- --------------- ------------------------ ------------------------
------------------------------------------------------------- --------------- ------------------------ ------------------------
AST Cohen & Steers Realty Portfolio                                  $26,412                    8.26%                    8.32%
------------------------------------------------------------- --------------- ------------------------ ------------------------
------------------------------------------------------------- --------------- ------------------------ ------------------------
AST INVESCO Equity Income Portfolio                                 $135,468                   24.88%                   20.63%
------------------------------------------------------------- --------------- ------------------------ ------------------------
------------------------------------------------------------- --------------- ------------------------ ------------------------
AST DeAM Global Allocation Portfolio                                $202,197                   47.49%                   49.42%
------------------------------------------------------------- --------------- ------------------------ ------------------------

ALLOCATION OF INVESTMENTS:

         The Sub-advisors have other advisory clients,  some of which have similar investment  objectives to one or more Portfolios for which advisory  services are being provided.  In addition,  a Sub-advisor may be engaged to provide advisory services for more than one of the Trust's  Portfolios.  There will be times when a Sub-advisor may recommend  purchases  and/or sales of the same securities for a
Portfolio  and such  Sub-advisor's  other  clients.  In such  circumstances,  it will be the  policy of each  Sub-advisor  to  allocate purchases  and sales  among a  Portfolio  and its other  clients,  including  other Trust  Portfolios  for which it  provides  advisory services, in a manner which the Sub-advisor deems equitable,  taking into consideration such factors as size of account,  concentration of holdings,  investment  objectives,  tax status,  cash  availability,  purchase  costs,  holding period and other  pertinent  factors relative to each account.

COMPUTATION OF NET ASSET VALUES:

         The Trust  determines  the net  asset  values  of a  Portfolio's  shares  at the  close of the New York  Stock  Exchange  (the
"Exchange"),  currently 4:00 p.m. Eastern time, on each day that the Exchange is open for business.  Currently,  the Exchange is closed on Saturdays and Sundays and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday,  Memorial Day,  Independence
Day, Labor Day, Thanksgiving and Christmas.

         All Portfolios  with the exception of the AST Money Market  Portfolio:  The net asset value per share of all of the Portfolios with the exception of the AST Money Market  Portfolio is  determined by dividing the market value of its  securities as of the close of trading plus any cash or other assets (including  dividends and accrued interest  receivable) less all liabilities  (including  accrued expenses),  by the number of shares outstanding.  Portfolio securities,  including open short positions and options written, are valued at the last sale price on the securities  exchange or securities market on which such securities  primarily are traded.  Securities for which the primary market is the National  Association of Securities  Dealer's  Automatic  Quotation System ("NASDAQ") are valued at the
NASDAQ  Official  Closing  Price (as defined by  NASDAQ).Securities  not listed on an exchange or securities  market,  or securities in which there were not  transactions  on that day, are valued at the average of the most recent bid and asked prices,  except in the case of open short  positions  where the asked price is available.  Any  securities or other assets for which recent market  quotations  are not readily  available are valued at fair market value as determined in good faith by or under  procedures  established by the Board of
Trustees.  Short-term  obligations  with sixty days or less remaining to maturity are valued on an amortized  cost basis.  Expenses and fees,  including the investment  management  fees,  are accrued daily and taken into account for the purpose of  determining  net asset value of shares.

         Generally,  trading in foreign  securities,  as well as U.S.  Government  securities,  money market instruments and repurchase agreements,  is  substantially  completed each day at various times prior to the close of the Exchange.  The values of such  securities used in  computing  the net asset value of the shares of a  Portfolio  generally  are  determined  as of such  earlier  times.  Foreign currency  exchange rates are also generally  determined  prior to the close of the Exchange.  Occasionally,  events affecting the value of such  securities  and such  exchange  rates may occur  between the times at which they usually are  determined  and the close of the
Exchange.  If such extraordinary  events occur, their effects may not be reflected in the net asset value of a Portfolio  calculated as of the close of the Exchange on that day.

         Foreign  securities  are valued on the basis of quotations  from the primary  market in which they are traded.  All assets and liabilities  initially  expressed in foreign  currencies will be converted into U.S. dollars at an exchange rate quoted by a major bank that is a regular  participant in the foreign  exchange  market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

         AST Money Market  Portfolio:  For the AST Money Market  Portfolio,  all  securities  are valued by the amortized  cost method.
The  amortized  cost  method of  valuation  values a security  at its cost at the time of purchase  and  thereafter  assumes a constant amortization  to maturity of any discount or premium,  regardless of the impact of  fluctuating  interest  rates on the market value of the  instrument.  The purpose of this method of  calculation  is to attempt to maintain a constant  net asset value per share of $1.00.
No assurance can be given that this goal can be attained.  If a difference  of more than 1/2 of 1% occurs  between  valuation  based on the amortized cost method and valuation  based on market value,  the Trustees will take steps necessary to reduce such deviation or any unfair results to shareholders,  such as changing dividend policy,  shortening the average maturity of the investments in the Portfolio or valuing securities on the basis of current market prices if available or, if not, at fair market value.

SALE OF SHARES:

         The Trust has entered  into  separate  agreements  for the sale of shares with  American  Skandia Life  Assurance  Corporation
("ASLAC") and Kemper  Investors Life Insurance  Company  ("Kemper"),  respectively.  Pursuant to these  agreements,  the Trust will pay
ASLAC and Kemper for printing and delivery of certain  documents to the  beneficial  owners of Trust shares who are holders of variable annuity and variable life insurance policies issued by ASLAC and Kemper.  Such documents include  prospectuses,  semi-annual and annual reports and any proxy  materials.  The Trust will pay ASLAC 0.1%, on an annualized  basis, of the net asset value of the shares legally owned by any  separate  account of ASLAC,  and will pay Kemper  0.1%,  on an  annualized  basis,  of the net asset  value of the shares legally  owned by the  separate  accounts of Kemper named in the sales  agreement.  A complete  description  of the manner by which the
Trust's shares may be purchased and redeemed appears in the Prospectus under the heading "Purchase and Redemption of Shares."

         Distribution  Plan. The Trust has adopted a Distribution  Plan (the  "Distribution  Plan") under Rule 12b-1 under the 1940 Act to permit American Skandia  Marketing,  Inc.  ("ASM"),  an affiliate of the Investment  Manager,  to receive  brokerage  commissions in connection with purchases and sales of securities held by the  Portfolios,  and to use these  commissions to promote the sale of shares of the Portfolios.  Under the Distribution  Plan, ASM may use the brokerage  commissions  received to pay various  distribution-related expenses,  such as  advertising,  printing of sales  materials,  training  sales  personnel,  and paying  marketing  fees  requested by broker-dealers  who sell variable annuity contracts and variable life insurance  policies the premiums for which are invested in Shares of the Trust ("variable  contracts").  ASM may receive  compensation under the Distribution Plan regardless of whether it actually uses such  compensation to pay distribution  expenses.  However,  it is anticipated that amounts received by ASM under the Distribution Plan will be used  entirely to pay  distribution  expenses and  administrative  expenses  relating to  implementation  and  operation of the
Distribution  Plan, and that ASM likely will not earn a profit directly from the  compensation  received under the  Distribution  Plan.
During the year ended December 31, 2001, ASM received  $6,828,506  from the Portfolios  under the  Distribution  Plan, all of which was used by ASM to provide compensation to broker-dealers.

         The Distribution  Plan was adopted by a majority vote of the Trustees of the Trust,  including at least a majority of Trustees who are not  "interested  persons" of the Portfolios (as defined in the 1940 Act) and who do not have any direct or indirect  financial interest in the  operation  of the  Distribution  Plan,  cast in person at a meeting  called for the purpose of voting on the Plan.  In approving the Distribution  Plan, the Trustees of the Trust considered,  among other factors,  that the Distribution Plan could improve
ASM's ability to attract new  investments  in the  Portfolios by enabling it to compensate  broker-dealers  selling  variable  products adequately and in the most effective  manner,  and that the resulting  increase in the Portfolios'  assets should enable the Portfolios to achieve greater  economies of scale and lower their per-share  operating  expenses.  The Trustees of the Trust believe that there is a reasonable  likelihood that the Distribution  Plan will benefit each Portfolio and its current and future  shareholders in the manner contemplated.  The Distribution Plan was also approved by a majority of the outstanding voting securities of each Portfolio.

         The  Distribution  Plan,  pursuant to its terms,  remains in effect from year to year  provided such  continuance  is approved annually by vote of the Trustees in the manner  described  above.  The  Distribution  Plan may not be amended to materially  change the source of monies from which  distribution  expenses  are paid under the Plan without  approval of the  shareholders  of each  Portfolio affected  thereby entitled to vote thereon under the 1940 Act, and material  amendments to the Distribution  Plan must also be approved by the Trustees of the Trust in the manner described above.  The  Distribution  Plan may be terminated at any time,  without payment of a penalty,  by vote of the majority of the Trustees of the Trust who are not  interested  persons of a Portfolio  and have no direct or indirect  financial  interest in the  operations of the Plan, or by a vote of a "majority of the  outstanding  voting  securities"  (as defined in the 1940 Act) of each Portfolio  affected thereby  entitled to vote thereon under the 1940 Act. The  Distribution  Plan will automatically terminate in the event of its "assignment" (as defined in the 1940 Act).

         Under the terms of the  Distribution  Plan,  ASM  provides  to each  Portfolio,  for review by the  Trustees  of the Trust,  a quarterly  written  report of the amounts  received by ASM under the Plan,  the amounts  expended  under the Plan, and the purposes for which such  expenditures  were made.  The  Trustees of the Trust will review such  information  on  compensation  and  expenditures  in considering the continued appropriateness of the Distribution Plan.

         The distribution  expenses paid under the Distribution Plan will be intended to result in the sale of variable  products,  the assets  attributable to which may be invested in various  Portfolios of the Trust.  As a result,  brokerage  commissions  incurred by a
Portfolio  under  the  Distribution  Plan  may be used in a manner  that  promotes  the sale of  shares  of other  Portfolios.  Certain
Portfolios of the Trust may not be available  for new or  additional  investments.  Distribution  expenses will be allocated  among the
Portfolios  on different  bases (e.g.,  relative  asset size and relative new sales of the  Portfolios)  depending on the nature of the expense and the manner in which the amount of such expense is determined.

DESCRIPTION OF SHARES OF THE TRUST:

         The  amendment and  restatement  of the Trust's  Declaration  of Trust dated  October 31, 1988,  which  governs  certain Trust matters,  permits the Trust's Board of Trustees to issue  multiple  classes of shares,  and within each class,  an unlimited  number of shares of  beneficial  interest  with a par value of $.001 per share.  Each share  entitles  the holder to one vote for the election of
Trustees  and on all  other  matters  that  are not  specific  to one  class  of  shares,  and to  participate  equally  in  dividends, distributions of capital gains and net assets of each applicable  Portfolio.  Only  shareholders of shares of a specific  Portfolio may vote on matters  specific to that  Portfolio.  Shares of one class may not bear the same economic  relationship  to the Trust as shares of another class.  In the event of dissolution or liquidation,  holders of shares of a Portfolio will receive pro rata,  subject to the rights of  creditors,  the  proceeds  of the sale of the  assets  held in such  Portfolio  less the  liabilities  attributable  to such
Portfolio.  Shareholders of a Portfolio will not be liable for the expenses, obligations or debts of another Portfolio.

         There are no preemptive or conversion rights applicable to any of the Trust's shares.  The Trust's shares,  when issued,  will be fully paid,  non-assessable  and transferable.  The Trustees may at any time create additional series of shares without  shareholder approval.

         Generally,  there will not be annual  meetings of  shareholders.  A Trustee may, in accordance  with certain rules of the SEC, be removed  from office when the holders of record of not less than  two-thirds  of the  outstanding  shares  either  present a written declaration  to the Trust's  custodian or vote in person or by proxy at a meeting  called for this purpose.  In addition,  the Trustees will promptly call a meeting of  shareholders  to remove a Trustee(s)  when requested to do so in writing by record holders of not less than 10% of the outstanding  shares.  Finally,  the Trustees shall, in certain  circumstances,  give such shareholders access to a list of the names and  addresses  of all other  shareholders  or inform  them of the number of  shareholders  and the cost of mailing  their request.

         Under  Massachusetts law,  shareholders could, under certain  circumstances,  be held liable for the obligations of the Trust.
However,  the  Declaration of Trust  disclaims  shareholder  liability for acts or obligations of the Trust and requires that notice of such  disclaimer be given in each  agreement,  obligation  or  instrument  entered into or executed by the Trust or the Trustees to all parties,  and each party thereto must expressly  waive all rights of action  directly  against  shareholders.  The Declaration of Trust provides  for  indemnification  out of the Trust's  property  for all loss and expense of any  shareholder  of the Trust held liable on account of being or having been a  shareholder.  Thus,  the risk of a shareholder  incurring  financial  loss on account of shareholder liability is limited to  circumstances  in which the Trust would be unable to meet its obligations  wherein the  complaining  party was held not to be bound by the disclaimer.

         The Declaration of Trust further  provides that the Trustees will have no personal  liability to any person in connection with the Trust  property or affairs of the Trust  except for that arising  from his bad faith,  willful  misfeasance,  gross  negligence  or reckless  disregard of his duty to that person.  All persons must look solely to the Trust property for  satisfaction  of claims of any nature arising in connection  with the Trust's  affairs.  In general,  the  Declaration of Trust  provides for  indemnification  by the
Trust of the  Trustees  and  officers of the Trust  except with  respect to any matter as to which the Trustee or officer  acted in bad faith, or with willful misfeasance, gross negligence or reckless disregard of his duties.

UNDERWRITER:

         The Trust is presently used for funding  variable  annuities and variable life  insurance.  Pursuant to an exemptive  order of the SEC, the Trust may also sell its shares  directly to qualified  plans.  If the Trust does sell its shares to qualified  plans other than the profit sharing plan covering  employees of American Skandia Life Assurance  Corporation and its affiliates,  it intends to use
American  Skandia  Marketing,  Incorporated  ("ASM,  Inc.") or another  affiliated  broker-dealer  as  underwriter,  if so  required by applicable  law. ASM, Inc. is registered as a  broker-dealer  with the SEC and the National  Association of Securities  Dealers.  It is
an affiliate of American Skandia Life Assurance  Corporation and the Investment  Manager,  being a wholly-owned  subsidiary of American
Skandia,  Incorporated.  As of the date of this  Statement,  ASM, Inc. has not received  payments from the Trust in connection with any brokerage or underwriting services provided to the Trust.

TAX MATTERS:

         This  discussion of federal income tax  consequences  applies to the  Participating  Insurance  Companies and qualified  plans because  these  entities  are the  shareholders  of the  Trust.  The Trust  intends to qualify  as a  regulated  investment  company by satisfying the requirements  under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"),  including  requirements with respect to  diversification  of assets,  distribution  of income and sources of income.  It is the Trust's policy to distribute to shareholders  all of its  investment  income (net of expenses)  and any capital gains (net of capital  losses) in  accordance  with the timing  requirements  imposed by the Code so that the Trust will  satisfy  the  distribution  requirement  of  Subchapter  M and not be subject to federal income taxes or the 4% excise tax.

         Distributions by the Trust of its net investment  income and the excess,  if any, of its net short-term  capital gain over its net long-term  capital loss are taxable to shareholders as ordinary income.  These  distributions  are treated as dividends for federal income  tax  purposes,  but will  qualify  for the 70%  dividends-received  deduction  for  corporate  shareholders  only to the extent designated as attributable  to dividends  received by the Trust in a notice from the Trust.  Distributions  by the Trust of the excess, if any, of its net  long-term  capital gain over its net  short-term  capital loss are  designated  as capital gain  dividends  and are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder held his shares.

         Portions of certain  Portfolio's  investment  income may be subject to foreign income taxes withheld at source.  The Trust may elect to  "pass-through"  to the  shareholders of such Portfolios these foreign taxes, in which event each shareholder will be required to include his pro rata portion  thereof in his gross income,  but will be able to deduct or (subject to various  limitations)  claim a foreign tax credit for such amount.

         Distributions  to  shareholders  are treated in the same manner for federal  income tax purposes  whether  received in cash or reinvested in additional  shares of the Trust.  In general,  distributions  by the Trust are taken into account by the  shareholders in the year in which they are made.  However,  certain  distributions made during January will be treated as having been paid by the Trust and received by the  shareholders  on December 31 of the preceding  year. A statement  setting  forth the federal  income tax status of all  distributions  made or deemed  made during the year,  including  any amount of foreign  taxes  "passed  through,"  will be sent to shareholders  promptly after the end of each year.  Notwithstanding  the  foregoing,  distributions  by the Trust to certain  Qualified
Plans may be exempt from federal income tax.

         Under Code Section  817(h),  a segregated  asset account upon which a variable  annuity  contract or variable  life  insurance policy is based must be  "adequately  diversified."  A segregated  asset account will be adequately  diversified if it satisfies one of two alternative tests set forth in Treasury regulations.  For purposes of these alternative  diversification  tests, a segregated asset account investing in shares of a regulated  investment company will be entitled to "look-through"  the regulated  investment company to its pro rata portion of the  regulated  investment  company's  assets,  provided the regulated  investment  company  satisfies  certain conditions  relating to the ownership of its shares.  The Trust  intends to satisfy  these  ownership  conditions.  Further,  the Trust intends that each Portfolio  separately will be adequately  diversified.  Accordingly,  a segregated asset account  investing solely in shares of a  Portfolio  will be  adequately  diversified,  and a  segregated  asset  account  investing  in shares of one or more Trust
Portfolios and shares of other adequately diversified funds generally will be adequately diversified.

         The foregoing  discussion of federal  income tax  consequences  is based on tax laws and  regulations in effect on the date of this  Statement,  and is  subject  to change by  legislative  or  administrative  action.  A  description  of other tax  considerations generally  affecting the Trust and its  shareholders  is found in the section of the  Prospectus  entitled "Tax Matters." No attempt is made to  present  a  detailed  explanation  of the tax  treatment  of the  Trust or its  shareholders.  The  discussion  herein  in the
Prospectus is not intended as a substitute for careful tax planning.

PERFORMANCE:

         The Portfolios  may measure  performance  in terms of total return,  which is calculated  for any specified  period of time by assuming the purchase of shares of the  Portfolio at the net asset value at the beginning of the period.  Quotations of average  annual return for a Portfolio  will be expressed in terms of the average  annual  compounded  rate of return of a  hypothetical  investment in such Portfolio  over periods of 1, 5, and 10 years (up to the life of the  Portfolio) and for such other periods as deemed  appropriate by the  Investment  Manager.  These are the annual  total rates of return that would equate the initial  amount  invested to the ending redeemable  value.  These rates of return are  calculated  pursuant to the following  formula:  P(1+T)n = ERV (where P = a hypothetical initial  payment of $1,000,  T = the average annual total return,  n = the number of years and ERV = the ending  redeemable  value of a hypothetical  $1,000 payment made at the beginning of the period).  Each dividend or other  distribution  paid by each Portfolio during such period is assumed to have been  reinvested at the net asset value on the  reinvestment  date. The shares then owned as a result of this process are valued at the net asset value at the end of the period.  The  percentage  increase is  determined by  subtracting  the initial  value of the  investment  from the ending value and dividing the  remainder  by the initial  value.  All total return  figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis.

         Each Portfolio's  cumulative total return shows a Portfolio's overall dollar or percentage change in value,  including changes in share price and assuming  each  Portfolio's  dividends and capital  gains  distributions  are  reinvested.  An average  annual total return  reflects the  hypothetical  annually  compounded  return that would have produced the same  cumulative  return if a Portfolio's performance  had been  constant  over the entire  period.  Because  average  annual  returns  for more than one year tend to smooth out variations in each Portfolio's return,  investors should recognize that such figures are not the same as actual  year-by-year  results.
To illustrate  the  components of overall  performance,  a Portfolio may separate its cumulative and average annual returns into income results and capital gains or losses.  The average annual total return of each  Portfolio  that had commenced  operations as of June 30,
2001,  computed as of that date,  is shown in the table  below.  Such  performance  information  is  historical  and is not intended to indicate future  performance of the Portfolio.  The performance  information does not reflect any charges  associated with the variable insurance contracts through which Portfolio shares are purchased, and would be lower if it did.

                                                                          Total Return
                                                   Date
                                                Available                  Three Years  Five Years      Ten         Since
                                                 for Sale      One Year                                Years      Inception
---------------------------------------------- ------------- ------------- ------------ ----------- ------------ ------------

AST Strong Internat'l Equity Portfolio(1)        05/17/89      (22.75%)       (2.32%)       5.75%       7.40%        8.79%
AST Janus Overseas Growth Portfolio              01/02/97      (23.55%)        1.73%       N/A          N/A          7.76%
AST American Century Internat'l Growth           01/02/97      (27.27%)        0.27%       N/A          N/A          6.64%
Portfolio
AST DeAM International Equity Portfolio(2)       05/02/95      (32.21%)       (3.57%)       0.29%       N/A          2.56%
AST MFS Global Equity Portfolio                  10/18/99       (9.97%)        N/A         N/A          N/A         (3.59%)
AST PBHG Small-Cap Growth Portfolio(3)           01/04/94       (6.47%)        5.47%        5.18%       N/A         10.50%
AST DeAM Small-Cap Growth Portfolio(4)           01/04/99      (28.43%)        N/A         N/A          N/A         (4.11%)
AST Federated Aggressive Growth Portfolio*       10/23/00      (20.61%)        N/A         N/A          N/A        (23.93%)
AST    Goldman    Sachs    Small-Cap    Value    01/02/98        9.91%        16.98%       N/A          N/A         12.47%
Portfolio(5)
AST Gabelli Small-Cap Value Portfolio(6)         01/02/97        6.98%         9.45%       N/A          N/A          8.61%
AST Janus Mid-Cap Growth Portfolio*              05/01/00      (40.17%)        N/A         N/A          N/A        (42.49%)
AST Neuberger Berman Mid-Cap Growth              10/20/94      (25.79%)        1.08%        7.77%       N/A         10.84%
Portfolio(7)
AST Neuberger Berman Mid-Cap Value               05/04/93       (3.03%)        9.32%       10.04%       N/A          9.97%
Portfolio(8)
AST Alger All-Cap Growth Portfolio*              01/03/00      (16.67%)        N/A         N/A          N/A        (24.50%)
AST Gabelli All-Cap Value Portfolio*             10/23/00       (2.18%)        N/A         N/A          N/A         (1.09%)
AST T. Rowe Price Natural Resources Portfolio    05/02/95        0.70%        17.82%        8.32%       N/A         12.29%
AST Alliance Growth Portfolio(9)                 05/02/96      (14.72%)       (0.50%)       7.57%       N/A          8.45%
AST MFS Growth Portfolio                         10/18/99      (21.68%)        N/A         N/A          N/A         (8.25%)
AST Marsico Capital Growth Portfolio             12/22/97      (21.71%)        0.81%       N/A          N/A          9.76%
AST JanCap Growth Portfolio                      11/06/92      (31.67%)       (9.91%)       9.62%       N/A         13.37%
AST DeAM Large-Cap Value Portfolio(10)           10/23/00       (5.53%)        N/A         N/A          N/A         (5.88%)
AST   Alliance/Bernstein   Growth   +   Value    05/01/01        N/A           N/A         N/A          N/A          N/A
Portfolio*
AST Sanford Bernstein Core Value Portfolio*      05/01/01        N/A           N/A         N/A          N/A          N/A
AST Cohen & Steers Realty Portfolio              01/02/98        2.85%         9.89%       N/A          N/A          2.76%
AST Sanford Bernstein Managed Index 500          01/02/98      (10.01%)       (0.18%)      N/A          N/A          6.21%
Portfolio(11)
AST American Century Income & Growth             01/02/97       (8.44%)        0.16%       N/A          N/A          6.65%
Portfolio(12)
AST Alliance Growth and Income Portfolio(13)     05/01/92       (0.48%)        6.83%       11.19%       N/A         12.89%
AST MFS Growth with Income Portfolio             10/18/99      (15.46%)        N/A         N/A          N/A         (5.10%)
AST INVESCO Equity Income Portfolio              01/04/94       (8.59%)        2.28%        8.38%       N/A         10.50%
AST DeAM Global Allocation Portfolio(14)         05/04/93      (11.73%)        0.67%        6.37%       N/A          8.11%
AST American Century Strategic Balanced          01/02/97       (3.80%)        1.74%       N/A          N/A          7.70%
Portfolio
AST T. Rowe Price Asset Allocation Portfolio     01/04/94       (4.79%)        1.48%        7.93%       N/A          9.28%
AST T. Rowe Price Global Bond Portfolio(15)      05/03/94        2.66%        (2.15%)       0.75%       N/A          2.22%
AST Federated High Yield Portfolio               01/04/94        0.14%        (2.66%)       1.46%       N/A          4.44%
AST Lord Abbett Bond-Debenture Portfolio*        10/23/00        3.04%         N/A         N/A          N/A          3.84%
AST PIMCO Total Return Bond Portfolio            01/04/94        8.87%         6.31%        7.64%       N/A          7.11%
AST PIMCO Limited Maturity Bond Portfolio        05/02/95        7.97%         6.57%        6.57%       N/A          6.22%
* Returns for these Portfolios are not annualized.
(1) Prior to October 15, 1996,  Seligman  Henderson Co. served as Sub-advisor  to the Portfolio.  From October 15, 1996 to May 3, 1999,
Putnam  Investment  Management,  Inc.  served as  Sub-advisor  to the  Portfolio.  From May 3, 1999 to December 10,  2001,  AIM Capital
Management,  Inc.  served as Sub-advisor to the Portfolio.  The  performance  information  provided in the above chart reflects that of the Portfolio for periods during part of which the Portfolio was sub-advised by the prior Sub-advisors.
(2) Prior to October 15, 1996,  Seligman  Henderson Co. served as Sub-advisor  to the  Portfolio.  From October 15, 1996 to May 1, 2002
Founders  Asset  Management,  LLC served as  Sub-advisor  to the Portfolio.  The  performance  information  provided in the above chart reflects that of the Portfolio for periods during part of which the Portfolio was sub-advised by the prior Sub-advisors.

(3) Prior to January 1, 1999,  Founders Asset Management LLC served as Sub-advisor to the Portfolio.  From January 1, 1999 to September
17, 2001,  Janus Capital  Management LLC served as Sub-advisor  for the Portfolio.  The performance  information  provided in the above chart reflects that of the Portfolio for periods which the Portfolio was sub-advised by the prior Sub-advisors.
(4) Prior to December 10, 2001, Zurich Scudder Investments,  Inc. served as Sub-advisor to the Portfolio.  The performance  information provided in the above chart  reflects  that of the Portfolio for periods  during part of which the  Portfolio  was  sub-advised  by the prior Sub-advisor.
(5) Prior to May 1, 2001,  Lord,  Abbett & Co., Inc. served as Sub-advisor to the Portfolio.  The performance  information  provided in the  above  chart  reflects  that of the  Portfolio  for  periods  during  part of which the  Portfolio  was  sub-advised  by the prior
Sub-advisor.
(6) Prior to October 23, 2000, T. Rowe Price  Associates,  Inc.  served as Sub-advisor to the Portfolio.  The  performance  information provided in the above chart  reflects  that of the  Portfolio  for periods  during which the  Portfolio  was  sub-advised  by the prior
Sub-advisor.
(7) Prior to May 1, 1998, Berger Associates,  Inc. served as Sub-advisor to the Portfolio.  The performance information provided in the above chart reflects that of the Portfolio for periods during part of which the Portfolio was sub-advised by the prior Sub-advisor.
(8) Prior to May 1, 1998,  Federated  Investment  Counseling  served as  Sub-advisor  to the  Portfolio.  The  performance  information provided in the above chart  reflects  that of the Portfolio for periods  during part of which the  Portfolio  was  sub-advised  by the prior Sub-advisor.
(9) Prior to December 31, 1998, Robertson,  Stephens & Company Investment Management L.P. served as Sub-advisor to the Portfolio.  From
December 31, 1999 to April 30, 2000,  OppenheimerFunds,  Inc.  served as  Sub-advisor  to the Portfolio.  The  performance  information provided in the above chart  reflects  that of the Portfolio for periods  during part of which the  Portfolio  was  sub-advised  by the prior Sub-advisors.
(10) Prior to May 1, 2002, Janus Capital Management LLC served as Sub-advisor to the Portfolio.  The performance  information  provided in the above  chart  reflects  that of the  Portfolio  for periods  during part of which the  Portfolio  was  sub-advised  by the prior
Sub-advisor.
(11) Prior to May 1, 2000, Bankers Trust Company served as Sub-advisor to the Portfolio.  The performance  information  provided in the above chart reflects that of the Portfolio for periods during part of which the Portfolio was sub-advised by the prior Sub-advisor.
(12) Prior to May 4, 1999,  Putnam  Investment  Management,  Inc. served as Sub-advisor to the Portfolio.  The performance  information provided in the above chart  reflects  that of the Portfolio for periods  during part of which the  Portfolio  was  sub-advised  by the prior Sub-advisor.
(13) Prior to May 1, 2000, Lord,  Abbett & Co., Inc. served as Sub-advisor to the Portfolio.  The performance  information  provided in the  above  chart  reflects  that of the  Portfolio  for  periods  during  part of which the  Portfolio  was  sub-advised  by the prior
Sub-advisor.
(14) Prior to October 15, 1996,  Phoenix  Investment  Counsel,  Inc.  served as Sub-advisor to the Portfolio.  From October 15, 1996 to
May 3, 1999,  Putnam  Investment  Management  served as Sub-advisor  to the  Portfolio.  From May 3, 1999 to May 1, 2002, A I M Capital
management,  Inc.  served as Sub-advisor to the portfolio.  The  performance  information  provided in the above chart reflects that of the Portfolio for periods during part of which the Portfolio was sub-advised by the prior Sub-advisors.
(15) Prior to May 1, 1996,  Scudder,  Stevens & Clark,  Inc.  served as  Sub-advisor  to the  Portfolio.  The  performance  information provided in the above chart  reflects  that of the Portfolio for periods  during part of which the  Portfolio  was  sub-advised  by the prior Sub-advisor.

         The  Portfolios  may also  measure  performance  in terms of yield.  Each  Portfolio's  yield  shows  the rate of  income  the
Portfolio earns on its investments as a percentage of the Portfolio's  share price.  Quotations of a Portfolio's  yield (other than the
AST Money  Market  Portfolio)  are based on the  investment  income per share  earned  during a  particular  30-day  period  (including dividends,  if any, and interest),  less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the net asset value per share on the last day of the period, according to the following formula:

                                                       YIELD = 2[(a-b + 1)6 -1]
                                                                     cd

where:   a = dividend and interest income
         b = expenses accrued for the period
         c = average daily number of shares outstanding during the period that were entitled to receive dividends
         d = maximum net asset value per share on the last day of the period

         For the Portfolio's  investments  denominated in foreign  currencies,  income and expenses are calculated in their  respective currencies  and then converted to U.S.  dollars.  Yields are calculated  according to methods that are  standardized  for all stock and bond funds.  Because yield  calculation  methods  differ from the method used for other  accounting  purposes (for  instance,  currency gains and losses are not  reflected  in the yield  calculation),  a  Portfolio's  yield may not equal the income paid to  shareholders'
accounts or the income reported in the Portfolio's financial statements.

         The AST Money  Market  Portfolio  yield refers to the income  generated by an  investment  in the  Portfolio  over a seven-day period  expressed as an annual  percentage  rate.  Such Portfolio also may calculate an effective  yield by compounding the base period return over a one-year  period.  The effective yield will be slightly  higher than the yield because of the compounding  effect on this assumed reinvestment.

         The current yield and effective  yield  calculations  for shares of the AST Money Market  Portfolio  are  illustrated  for the seven-day period ended December 31, 2001:

                                            Current Yield              Effective Yield
                                             1.67%                          1.68%

         Such  Portfolio's  total return is based on the overall dollar or percentage  change in value of a hypothetical  investment in the Portfolio  assuming dividend  distributions are reinvested.  Prior to September 17, 2001, J.P. Morgan Investment  Management,  Inc.
served as  Sub-advisor  to the  Portfolio.  The  performance  information  provided above reflects that of the Portfolio for the period during part of which in the Portfolio was sub-advised by the prior Sub-advisor.

         The  Portfolios  impose no sales or other  charges  that  would  impact  the total  return  or yield  computations.  Portfolio performance  figures are based upon historical results and are not intended to indicate future  performance.  The investment return and principal  value of an investment in any of the Portfolios  will fluctuate so that an investor's  shares,  when redeemed,  may be worth more or less than their original cost.

         Yield and total returns quoted from the  Portfolios  include the effect of deducting each  Portfolio's  expenses,  but may not include  charges and expenses  attributable  to any  particular  insurance  product.  Because shares of the Portfolios may be purchased through  variable  insurance  contracts,  the prospectus of the  Participating  Insurance  Company  sponsoring  such contract should be carefully  reviewed for  information on relevant  charges and expenses.  Excluding  these charges from  quotations of each  Portfolio's performance  has the effect of increasing the  performance  quoted.  The effect of these charges should be considered  when comparing a
Portfolio's  performance  to that of other mutual funds.  In  advertising  and sales  literature,  these figures will be accompanied by figures that reflect the applicable contract charges.

         From time to time in  advertisements  or sales material,  the Portfolios (or  Participating  Insurance  Companies) may discuss their performance  ratings or other  information as published by recognized mutual fund statistical or rating services,  such as Lipper
Analytical  Services,  Inc.,  Morningstar or by  publications  of general  interest,  such as Forbes or Money.  The Portfolios may also compare their  performance  to that of other  selected  mutual  funds,  mutual fund  averages or  recognized  stock market  indicators, including the Standard & Poor's 500 Stock Index, the Standard & Poor Midcap Index, the Dow Jones Industrial  Average,  the Russell 2000
and the  NASDAQ  composite.  In  addition,  the  Portfolios  may  compare  their  total  return or yield to the yield on U.S.  Treasury obligations  and to the percentage  change in the Consumer Price Index.  Each of the AST Janus Overseas Growth  Portfolio,  AST T. Rowe
Price Global Bond Portfolio,  AST DeAM International Equity Portfolio,  AST American Century  International  Growth Portfolio,  and AST
Strong  International  Equity  Portfolio may compare its  performance to the record of global market  indicators such as Morgan Stanley
Capital  International  Europe,  Australia,  Far East Index (EAFE Index),  an unmanaged index of foreign common stock prices translated into U.S.  dollars.  Such performance  ratings or comparisons may be made with funds that may have different  investment  restrictions, objectives,  policies or techniques  than the Portfolios and such other funds or market  indicators may be comprised of securities that differ significantly from the Portfolios' investments.

CUSTODIAN:

         The  custodian  for all  cash  and  securities  holdings  of the AST  DeAM  International  Equity  Portfolio,  the AST  Strong
International  Equity Portfolio,  AST Janus Overseas Growth Portfolio,  AST American Century  International  Growth Portfolio,  AST MFS
Global Equity  Portfolio and AST T. Rowe Price Global Bond Portfolio is JP Morgan Chase Bank, 4 MetroTech  Center,  Brooklyn,  New York
11245.  The custodian for all cash and securities  holdings of the other  Portfolios is PFPC Trust Company,  Airport  Business  Center,
International  Court 2, 200 Stevens Drive,  Philadelphia,  Pennsylvania  19113.  For these  Portfolios,  The Chase  Manhattan Bank will serve as co-custodian with respect to foreign securities holdings.

OTHER INFORMATION:

         Principal  Holders:  As of April 15,  2002,  more than 99% of each  Portfolio  was owned of record by  American  Skandia  Life
Assurance  Corporation  ("ASLAC") on behalf of the owners of variable  insurance  products  issued by ASLAC.  As of April 15, 2002, the amount of shares of the Trust  owned by the ten  persons  who were the  officers  and  directors  of the Trust at that time and who are shown as such in the section of this  Statement  entitled  "Management,"  was less than one percent of the shares.  To the knowledge of the Trust, no person owned beneficially more than 5% of any class of the Trust's outstanding shares as of April 15, 2002.

         The  Participating  Insurance  Companies  are not  obligated  to  continue  to invest in  shares  of any  Portfolio  under all circumstances.  Variable  annuity and variable life insurance  policy holders should refer to the  prospectuses for such products for a description of the circumstances in which such a change might occur.

         Reports to Holders:  Holders of variable  annuity  contracts  or variable  life  insurance  policies  issued by  Participating
Insurance Companies for which shares of the Trust are the investment vehicle will receive from the Participating  Insurance  Companies, unaudited semi-annual  financial statements and audited year-end financial  statements.  Participants in the Skandia Qualified Plan may request such information from the plan's  trustees.  Each report will show the investments  owned by the Trust and the market values of the investments and will provide other information about the Trust and its operations.

FINANCIAL STATEMENTS:

         The  Trust's  audited  financial  statements  for the year ended  December  31, 2001 are  incorporated  in this  Statement  of
Additional  Information  by reference  to the Annual  Report to  Shareholders  for each  Portfolio.  The audited  financial  statements contained in the Annual  Report to  Shareholders  have been audited by Deloitte & Touche,  LLP,  independent  accountants  as stated in their reports,  which also are incorporated by reference in this Statement of Additional  Information.  You may obtain, without charge, a copy of any or all the documents  incorporated  by reference in this  Statement,  including any exhibits to such documents which have been  specifically  incorporated  by reference.  We send such  documents  upon receipt of your written or oral request.  Please address your request to American Skandia Trust, P.O. Box 883, Shelton, Connecticut, 06484 or call (203) 926-1888.

                                                               APPENDIX:

                                            Description of Certain Debt Securities Ratings

Moody's Investors Service, Inc. ("Moody's")

         Aaa -- Bonds which are rated Aaa are judged to be of the best  quality.  They carry the  smallest  degree of  investment  risk and are generally  referred to as "gilt edge."  Interest  payments are  protected by a large,  or  exceptionally  stable,  margin,  and principal is secure.  While the various protective  elements are likely to change,  such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds which are rated Aa are judged to be of high quality by all  standards.  Together  with the Aaa group they comprise what are  generally  known as high grade bonds.  They are rated lower than the best bonds because  margins of protection  may not be as large as in Aaa  securities or fluctuation of protective  elements may be of greater  amplitude or there may be other elements  present which make the long-term risk appear somewhat larger than the Aaa securities.

         A -- Bonds which are rated A possess many  favorable  investment  attributes  and are to be considered  as  upper-medium-grade obligations.  Factors giving  security to principal and interest are considered  adequate,  but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa -- Bonds which are rated Baa are  considered as medium grade  obligations  (i.e.,  they are neither  highly  protected nor poorly  secured).  Interest  payments and principal  security  appear adequate for the present but certain  protective  elements may be
lacking  or  may  be  characteristically   unreliable  over  any  great  length  of  time.  Such  bonds  lack  outstanding   investment
characteristics and in fact have speculative characteristics as well.

         Ba -- Bonds which are rated Ba are judged to have  speculative  elements;  their future  cannot be considered as well assured.
Often the  protection of interest and principal  payments may be very  moderate and thereby not well  safeguarded  during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

         B -- Bonds which are rated B generally lack  characteristics  of a desirable  investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa -- Bonds  which are rated Caa are of poor  standing.  Such  issues may be in default or there may be present  elements  of danger with respect to principal or interest.

         Ca -- Bonds  which are rated Ca  represent  obligations  which are  speculative  in a high  degree.  Such  issues are often in default or have other marked shortcomings.

         C -- Bonds  which are rated C are the lowest  rated  class of bonds and issues so rated can be  regarded  as having  extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's Corporation ("Standard & Poor's")

         AAA -- Debt rated AAA has the highest rating  assigned by Standard & Poor's.  Capacity to pay interest and repay  principal is extremely strong.

         AA -- Debt rated AA has a strong  capacity to pay interest  and repay  principal,  and differs  from the highest  rated issues only in a small degree.

         A -- Debt rated A has a strong capacity to pay interest and repay  principal,  although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB - Debt rated BBB is regarded as having an adequate  capacity to pay interest and repay  principal.  Whereas they  normally exhibit adequate protection  parameters,  adverse economic  conditions or changing  circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC,  CC, C -- Debt rated BB, B, CCC, CC and C is regarded as having  predominantly  speculative  characteristics  with respect to capacity to pay interest and repay  principal.  BB indicates the least degree of speculation  and C the highest.  While such debt will  likely  have some  quality  and  protective  characteristics,  these are  outweighed  by large  uncertainties  of major risk exposures to adverse conditions.

         BB -- Debt rated BB has less  near-term  vulnerability  to default  than other  speculative  issues.  However,  it faces major ongoing  uncertainties or exposure to adverse business,  financial,  or economic  conditions which could lead to inadequate capacity to meet timely  interest  and  principal  payments.  The BB rating is also used for debt  subordinated  to senior debt that is assigned an actual or implied BBB rating.

         B -- Debt rated B has a greater  vulnerability  to default but  currently  has the  capacity  to meet  interest  payments  and principal repayments.  Adverse business,  financial,  or economic conditions will likely impair capacity or willingness to pay interest and repay  principal.  The B rating  category is also used for debt  subordinated  to senior debt that is assigned an actual or implied
BB or BB-rating.

         CCC -- Debt rated CCC has a currently  identifiable  vulnerability  to default,  and is  dependent  upon  favorable  business, financial,  and economic  conditions to meet timely payment of interest and repayment of principal.  In the event of adverse  business, economic or financial  conditions,  it is not likely to have the capacity to pay interest and repay principal.  The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

         CC -- The rating CC  typically  is applied to debt  subordinated  to senior  debt that is  assigned  an actual or implied  CCC rating.

         C -- The C rating may be used to cover a situation where a bankruptcy  petition has been filed,  but debt service payments are continued.

         CI -- The rating CI is reserved for income bonds on which no interest is being paid.

         D -- Debt rated D is in payment default.  The D rating category is used when interest  payments or principal  payments are not made on the date due, even if the applicable  grace period has not expired,  unless  Standard & Poor's believes that such payments will be made during such grace period.  The D rating also will be used upon the filing of bankruptcy  petition if debt service  payments are jeopardized.

         Plus (+) or minus (-) -- Ratings  from AA to CCC may be  modified  by the  addition  of a plus of minus sign to show  relative standing within the major rating categories.

                                            Description of Certain Commercial Paper Ratings

Moody's

         Prime-1 -- Issuers rated  Prime-1 (or  supporting  institutions)  have a superior  ability for repayment of senior  short-term debt  obligations.  Prime-1  repayment  ability  will often be  evidenced  by many of the  following  characteristics:  leading  market positions  in  well-established  industries;  high  rates of return on funds  employed;  conservative  capitalization  structures  with moderate reliance on debt and ample asset  protection;  broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2 -- Issuers  rated  Prime-2  (or  related  supporting  institutions)  have a strong  ability  for  repayment  of senior short-term  debt  obligations.  This will normally be evidenced by many of the  characteristics  cited above,  but to a lesser  degree.
Earnings  trends and coverage  ratios,  while sound,  may be more subject to  variation.  Capitalization  characteristics,  while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

         Prime-3 -- Issuers  rated Prime-3 (or related  supporting  institutions)  have an  acceptable  ability for repayment of senior short-term debt obligations.  The effect of industry  characteristics  and market  compositions may be more pronounced.  Variability in earnings  and  profitability  may  result in changes in the level of debt  protection  measurements  and may  require  relatively  high financial leverage.  Adequate alternate liquidity is maintained.

         Not Prime - Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor's

         A-1 -- This highest  category  indicates that the degree of safety regarding time payment is strong.  Those issues  determined to possess extremely strong safety characteristics are denoted with a plus sign designation.

         A-2 -- Capacity for timely payment on issues with this  designation is  satisfactory.  However,  the relative degree of safety is not as high as for issues designated "A-1".

         A-3 -- Issues carrying this  designation  have adequate  capacity for timely payment.  They are,  however,  more vulnerable to the adverse effects of the changes in circumstances than obligations carrying the higher designations.

         B -- Issues rated B are regarded as having only speculative capacity for timely payment.

         C -- This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

         D - Debt rated D is in payment  default.  The D rating category is used when interest  payments or principal  payments are not made on the date due, even if the applicable  grace period has not expired,  unless  Standard & Poor's believes that such payments will be made during such grace period.